Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 24, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	BPOP
Entity Registrant Name	POPULAR INC
Entity Central Index Key	0000763901
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,026,699,926
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 2,778,000,000

CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 535,282	$ 452,373
Money Market Investments [Abstract]
Federal funds sold	75,000	16,110
Securities purchased under agreements to resell	252,668	165,851
Time deposits with other banks	1,048,506	797,334
Total money market investments	1,376,174	979,295
Trading account securities, at fair value:
Pledged securities with creditors' right to repledge	402,591	492,183
Trading Securities Not Pledged As Collateral	33,740	54,530
Investment securities available-for-sale, at fair value:
Pledged securities with creditors' right to repledge	1,737,868	2,031,123
Other Available For Sale Securities	3,271,955	3,205,729
Investment securities held-to-maturity, at amortized cost	125,383	122,354
Other investment securities, at lower of cost or realizable value	179,880	163,513
Loans held-for-sale, at lower of cost or fair value	363,093	893,938
Loans held-in-portfolio:
Less- Unearned Income	100,596	106,241
Allowance for loan losses	815,308	793,225
Total loans held-in-portfolio, net	24,135,991	24,771,692
F D I C Loss Share Asset	1,915,128	2,410,219
Premises and equipment, net	538,486	545,453
Accrued income receivable	125,209	150,658
Mortgage servicing assets, at fair value	151,323	166,907
Other assets	1,462,393	1,449,887
Goodwill	648,350	647,387
Other intangible assets	63,954	58,696
Total assets	37,348,432	38,814,998
Deposits:
Non-interest bearing	5,655,474	4,939,321
Interest bearing	22,286,653	21,822,879
Total deposits	27,942,127	26,762,200
Securities Sold under Agreements to Repurchase	2,141,097	2,412,550
Other short-term borrowings	296,200	364,222
Notes Payable	1,856,372	4,170,183
Other liabilities	1,193,883	1,305,312
Total liabilities	33,429,679	35,014,467
Stockholders' equity:
Preferred stock	50,160	50,160
Common stock	10,263	10,229
Surplus	4,114,661	4,094,005
Accumulated deficit	(212,726)	(347,328)
Treasury stock	(1,057)	(574)
Accumulated other comprehensive (loss) income, net of tax	(42,548)	(5,961)
Total stockholders' equity	3,918,753	3,800,531
Total liabilities and stockholders' equity	37,348,432	38,814,998
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	20,703,192	20,834,276
Other real estate	172,497	161,496
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	4,348,703	4,836,882
Other real estate	$ 109,135	$ 57,565

CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment securities held-to-maturity, fair value	$ 125,254	$ 120,873
Realizable Value Of Other Investment Securities	$ 181,583	$ 165,233
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	2,006,391	2,006,391
Preferred stock, shares outstanding	2,006,391	2,006,391
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,700,000,000	1,700,000,000
Common stock, shares issued	1,026,346,396	1,022,929,158
Common stock, shares outstanding	1,025,904,567	1,022,727,802
Treasury stock - at cost, shares	(441,829)	(201,356)

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans	$ 1,694,357	$ 1,676,734	$ 1,519,249
Money market investments	3,596	5,384	8,570
Investment securities	203,941	238,210	291,988
Trading account securities	35,607	27,918	35,190
Total interest income	1,937,501	1,948,246	1,854,997
INTEREST EXPENSE:
Deposits	269,487	350,881	501,262
Short-term borrowings	55,258	60,278	69,357
Long-term debt	180,764	242,222	183,125
Total interest expense	505,509	653,381	753,744
Net interest (expense) income	1,431,992	1,294,865	1,101,253
Provision for loan losses	575,720	1,011,880	1,405,807
Net interest (expense) income after provision for loan losses	856,272	282,985	(304,554)
Service charges on deposit accounts	184,940	195,803	213,493
Other service fees	239,720	377,504	394,187
Sale and valuation adjustments of investment securities	10,844	3,992	219,546
Trading account profit	5,897	16,404	39,740
Net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale	30,891	15,874	(57)
Adjustments (expense) to indemnity reserves on loans sold	(33,068)	(72,013)	(40,211)
F D I C Loss Share Income	66,791	(25,751)	0
Fair value change in equity appreciation instrument	8,323	42,555	0
Gain on sale of processing and technology business	0	640,802	0
Other operating (loss) income	45,939	93,023	64,595
Total non-interest income	560,277	1,288,193	896,501
Operating expenses:
Personnel costs	453,370	514,198	533,263
Net occupancy expenses	102,319	116,203	111,035
Equipment expenses	43,840	85,851	101,530
Other taxes	51,885	50,608	52,605
Professional fees	194,942	166,105	111,287
Communications	27,115	38,905	46,264
Business promotion	55,067	46,671	38,872
FDIC deposit insurance	93,728	67,644	76,796
Loss on early extinguishment of debt	8,693	38,787	(78,300)
Other real estate owned (O R E O) expenses	21,778	46,789	25,800
Other operating expenses	87,906	144,613	125,562
Amortization of intangibles	9,654	9,173	9,482
Total operating expenses	1,150,297	1,325,547	1,154,196
Income (loss) before income tax	266,252	245,631	(562,249)
Income tax (benefit) expense	114,927	108,230	(8,302)
Net (loss) income	151,325	137,401	(573,919)
Net Income (Loss) Applicable to Common Stock	147,602	(54,576)	97,377
Net Income (Loss) per Common Share - Basic	$ 0.14	$ (0.06)	$ 0.24
Net Income (Loss) per Common Share - Diluted	$ 0.14	$ (0.06)	$ 0.24
Dividends Declared per Common Share	$ 0	$ 0	$ 0.02
Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale			5,151
Operating expenses:
Net (loss) income			(553,947)
Net Income (Loss) per Common Share - Basic			$ 0.29
Net Income (Loss) per Common Share - Diluted			$ 0.29
Segment, Discontinued Operations [Member]
Operating expenses:
Net (loss) income			$ (19,972)
Net Income (Loss) per Common Share - Basic			$ (0.05)
Net Income (Loss) per Common Share - Diluted			$ (0.05)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)		Total		Common stock, including treasury stock		Preferred Stock		Surplus		Accumulated deficit		Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2008		$ 3,268,364,000		$ 1,566,277,000		$ 1,483,525,000		$ 621,879,000		$ (374,488,000)		$ (28,829,000)
Net income (loss)		(573,919,000)								(573,919,000)
Exchange Of Preferred Stock For Trust Preferred Securities Issued		(415,885,000)				(901,165,000)				485,280,000	[1]
Issuance Of Common Stock In Exchange Of Preferred Stock		(12,636,000)		1,717,000		(536,715,000)		291,974,000		230,388,000	[1]
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		317,652,000		1,858,000				315,794,000
Accretions Of Discount		0				4,515,000	[2]			(4,515,000)	[2]
Issuance costs		556,000						556,000	[3]
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition		202,000						202,000
Change In Par Value		0		(1,689,389,000)	[4]			1,689,389,000	[4]
Dividends declared:
Dividends, Common Stock, Cash		(5,641,000)								(5,641,000)
Dividends, Preferred Stock, Cash		(39,857,000)								(39,857,000)
Stock Issued During Period, Value, Treasury Stock Reissued		378,000		378,000
Deemed dividend on preferred stock	[5]	0
Common stock purchases		(17,000)		(17,000)
Treasury Stock, Retired, Cost Method, Amount		0		125,556,000				(125,556,000)
Other comprehensive income, net of tax		(380,000)										(380,000)
Transfers To Statutory Reserve		0						10,000,000		(10,000,000)
Ending Balance at Dec. 31, 2009		2,538,817,000		6,380,000		50,160,000		2,804,238,000		(292,752,000)		(29,209,000)
Net income (loss)		137,401,000								137,401,000
Exchange Of Preferred Stock For Trust Preferred Securities Issued		0				0
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		0
Accretions Of Discount		0
Issuance of stock		1,150,153,000		1,000		1,150,000,000	[6]	152,000
Issuance of common stock upon conversion of preferred stock		191,667,000		3,833,000	[6]	(1,150,000,000)	[6]	1,337,834,000	[6]
Issuance costs		(48,227,000)						(48,227,000)	[7]
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation		8,000						8,000
Change In Par Value		0
Dividends declared:
Dividends, Preferred Stock, Cash		(310,000)								(310,000)
Deemed dividend on preferred stock		(191,667,000)	[5]							(191,667,000)
Common stock purchases		(559,000)		(559,000)
Other comprehensive income, net of tax		23,248,000										23,248,000
Transfers To Statutory Reserve		0
Ending Balance at Dec. 31, 2010		3,800,531,000		9,655,000		50,160,000		4,094,005,000		(347,328,000)		(5,961,000)
Net income (loss)		151,325,000								151,325,000
Exchange Of Preferred Stock For Trust Preferred Securities Issued		0				0
Issuance Of Common Stock In Connection With Early Extinguishment Of Debt		0
Accretions Of Discount		0
Issuance of stock		7,690,000		34,000				7,656,000
Change In Par Value		0
Dividends declared:
Dividends, Preferred Stock, Cash		(3,723,000)								(3,723,000)
Deemed dividend on preferred stock	[5]	0
Common stock purchases		(483,000)		(483,000)
Other comprehensive income, net of tax		(36,587,000)										(36,587,000)
Transfers To Statutory Reserve		0						13,000,000		(13,000,000)
Ending Balance at Dec. 31, 2011		$ 3,918,753,000		$ 9,206,000		$ 50,160,000		$ 4,114,661,000		$ (212,726,000)		$ (42,548,000)

[1]	Excess of carrying amount of preferred stock exchanged over fair value of new trust preferred securities and common stock issued.
[2]	Accretion of preferred stock discount - 2008 Series C Preferred Stock.
[3]	Net of issuance costs of preferred stock exchanged and issuance costs related to exchange and issuance of new common stock.
[4]	Change in par value from $6.00 to $0.01 (not in thousands).
[5]	Non-cash beneficial conversion, resulting from the conversion of contingently convertible perpetual non-cumulative preferred stock into shares of the Corporation’s common stock. The beneficial conversion was recorded as a deemed dividend to the preferred stockholders reducing retained earnings, with a corresponding offset to surplus (paid in capital), and thus did not affect total stockholders’ equity or the book value of the common stock
[6]	Issuance and subsequent conversion of depositary shares representing interests in shares of contingent convertible non-cumulative preferred stock, Series D, into common stock.
[7]	Issuance costs related to issuance and conversion of depository shares (Preferred Stock - Series D).

Disclosure of Changes in Number of Shares	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Issuance of stock				185,761,204
Treasury stock - at cost, shares	(441,829)	(201,356)		(4,790)
Treasury Stock, Shares, Retired				13,597,261
Common Stock - Outstanding	1,025,904,567	1,022,727,802		639,540,105
Common Stock
Beginning balance	1,022,929,158	639,544,895		295,632,080
Issuance of stock	3,417,238	50,930		357,510,076	[1]
Conversion of stock	0	383,333,333	[2]	0
Treasury Stock, Shares, Retired	0	0		(13,597,261)
Ending balance	1,026,346,396	1,022,929,158		639,544,895
Preferred Stock
Beginning balance	2,006,391	2,006,391		24,410,000
Issuance of stock	0	1,150,000	[2]	0
Exchange of stock	0	0		(22,403,609)	[3]
Conversion of stock	0	(1,150,000)	[2]	0
Ending balance	2,006,391	2,006,391		2,006,391

[1]	Shares issued in exchange of Series A and B Preferred Stock and early extinguishment of debt (exchange of trust preferred securities for common stock).
[2]	Issuance of 46,000,000 in depositary shares; converted into 383,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).
[3]	Exchange of 21,468,609 Preferred Stock Series A and B for common shares, and exchange of 935,000 Preferred Stock Series C for trust preferred securities.

Disclosure of Changes in Number of Shares (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Depositary shares issued		46,000,000
Preferred Stock Series C Exchanged For Trust Preferred Securities				935,000
Preferred Stock Seriesa And B Exchanged For Common Stock				21,468,609
Common Stock
Conversion of shares into common shares	0	383,333,333	[1]	0

[1]	Issuance of 46,000,000 in depositary shares; converted into 383,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ 151,325	$ 137,401	$ (573,919)
Other comprehensive income (loss) before tax:
Foreign currency translation adjustment	(2,762)	(442)	(1,608)
Reclassification adjustment for (gains) losses included in net income (loss)	10,084	4,967	0
Adjustment of pension and postretirement benefit plans	(134,364)	(94,299)	118,291
Amortization of net losses	12,973	12,196	14,618
Amortization of prior service cost	(961)	(1,046)	(486)
Unrealized holding gains (losses) on securities available-for-sale arising during the period	54,216	83,967	27,223
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	(8,044)	(3,483)	(173,107)
Unrealized net gains (losses) on cash flow hedges	(2,294)	(1,228)	(1,419)
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	302	964	6,915
Other comprehensive income before tax	(70,850)	1,596	(9,573)
Income tax expense	34,263	21,652	9,193
Total other comprehensive income (loss), net of tax	(36,587)	23,248	(380)
Comprehensive income (loss), net of tax	$ 114,738	$ 160,649	$ (574,299)

Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Adjustment of pension and postretirement benefit plans	$ 39,978	$ 35,634	$ (46,836)
Amortization of net losses	(3,892)	(3,659)	(4,385)
Amortization of prior service cost	288	314	146
Unrealized holding gains (losses) on securities available-for-sale arising during the period	(4,013)	(11,275)	(1,306)
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	1,219	535	62,790
Unrealized net (gains) losses on cash flow hedges	762	479	553
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	(79)	(376)	(1,769)
Income tax expense	$ 34,263	$ 21,652	$ 9,193

Disclosure of Accumulated Other Comprehensive Loss (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign currency translation adjustment	$ (28,829)	$ (36,151)	$ (40,676)
Pension and postretirement benefit plans	(333,287)	(210,935)	(127,786)
Tax effect	117,229	80,855	48,566
Net of tax amount	(216,058)	(130,080)	(79,220)
Unrealized holding gains on securities available-for-sale	230,746	184,574	104,090
Tax effect	(27,668)	(24,874)	(14,134)
Net of tax amount	203,078	159,700	89,956
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Cash Flow Hedges Effect Pretax	(1,057)	935	1,199
Tax effect	318	(365)	(468)
Net of tax amount	(739)	570	731
Accumulated other comprehensive income (loss)	$ (42,548)	$ (5,961)	$ (29,209)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 151,325	$ 137,401	$ (573,919)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for loan losses	575,720	1,011,880	1,405,807
Amortization of intangibles	9,654	9,173	9,482
Depreciation and amortization of premises and equipment	46,446	58,861	64,451
Net (accretion of discounts) amortization of premiums and deferred fees	(113,046)	(254,879)	71,534
Impairment losses on net assets to be disposed of	4,255	0	0
Impaiment losses on long-lives assets	0	0	1,545
Fair value adjustments of mortgage servicing rights	37,061	22,859	32,960
Fair value change in equity appreciation instrument	(8,323)	(42,555)	0
FDIC loss share (income) expense	(66,791)	25,751	0
FDIC deposit insurance expense	93,728	67,644	76,796
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option	0	0	(1,674)
Adjustments (expense) to indemnity reserves on loans sold	33,068	72,013	40,211
Losses (earnings) from investments under equity method	(33,769)	(9,863)	(17,695)
Stock options expense	0	0	202
Deferred income tax expense (benefit)	5,862	(12,127)	(86,682)
Deferred Income Tax Expense Benefit Continuing Discontinued Operations			(79,890)
Loss (gain) on: [Abstract]
Disposition of premises and equipment	(5,526)	(1,812)	(412)
Early extinguishment of debt	693	1,171	(78,300)
Sale and valuation adjustments of investment securities	(10,844)	(3,992)	(219,546)
Sale of loans, including valuation adjustments on loans held-for-sale	(30,891)	(15,874)	57
Sale of equity method investment	(16,907)	0	0
Sale of processing and technology business, net of transaction costs	0	(616,186)	0
Acquisitions of loans held-for-sale	(346,004)	(307,629)	(354,472)
Proceeds from sale of loans held-for-sale	165,335	81,370	79,264
Net disbursements on loans held-for-sale	(793,094)	(735,095)	(1,129,554)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,143,029	721,398	1,542,470
Accrued income receivable	25,449	11,315	30,601
Other assets	22,329	(3,559)	(259,756)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(12,471)	(29,562)	(47,695)
Net (decrease) increase in pension and other postretirement benefit obligation	(111,288)	(11,060)	19,599
Other liabilities	(88,327)	(13,484)	16,837
Total adjustments	525,348	25,758	1,202,822
Net cash (used in) provided by operating activities	676,673	163,159	628,903
Cash flows from investing activities:
Net increase in money market investments	(396,879)	119,741	(208,143)
Purchases of investment securities:
Available-for-sale	(1,357,080)	(764,042)	(4,193,290)
Held-to-maturity	(74,538)	(97,188)	(59,562)
Other	(172,775)	(64,591)	(38,913)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,360,386	1,865,879	1,631,607
Held-to-maturity	67,236	188,129	141,566
Other	154,114	123,836	75,101
Proceeds from sale of investment securities available-for-sale	262,443	397,086	3,825,313
Proceeds from sale of other investment securities	5,094	0	52,294
Net repayments on loans	1,136,058	1,539,246	1,053,747
Proceeds from sale of loans	293,109	34,011	328,170
Acquisition of loan portfolios	(1,131,388)	(256,406)	(72,675)
Payments Received From F D I C Sharing Agreements	561,111	0	0
Cash received from acquisitions	(855)	261,311	0
Net proceeds from sale of equity method investments	31,503	0	0
Net proceeds from sale of processing and technology business	0	642,322	0
Mortgage servicing rights purchased	(1,732)	(1,041)	(1,364)
Acquisition of premises and equipment	(50,043)	(66,855)	(69,640)
Proceeds from sale of: [Abstract]
Premises and equipment	14,939	14,460	40,243
Foreclosed assets	198,490	141,236	149,947
Net cash (used in) provided by investing activities	899,193	4,077,134	2,654,401
Net increase (decrease) in: [Abstract]
Deposits	1,179,943	(1,553,486)	(1,625,598)
Federal funds purchased and assets sold under agreements to repurchase	(271,453)	(220,240)	(918,818)
Other short-term borrowings	(68,022)	356,896	2,392
Payments of notes payable	(2,769,477)	(4,260,578)	(813,077)
Proceeds from issuance of notes payable	432,568	111,101	60,675
Proceeds from issuance of common stock	7,690	153	0
Net proceeds from issuance of depositary shares	0	1,101,773	0
Dividends paid	(3,723)	(310)	(71,438)
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities	0	0	(25,080)
Treasury stock acquired	(483)	(559)	(17)
Net cash (used in) provided by financing activities	(1,492,957)	(4,465,250)	(3,390,961)
Net (decrease) increase in cash and due from banks	82,909	(224,957)	(107,657)
Cash and due from banks at beginning of period	452,373	677,330	784,987
Cash and due from banks at end of period	$ 535,282	$ 452,373	$ 677,330

Nature of Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Nature of Operations [Text Block]

Note 1 – Nature of operations

Popular, Inc. (the “Corporation”) is a diversified, publicly owned financial holding company subject to the supervision and regulation of the Board of Governors of the Federal Reserve System. The Corporation has operations in Puerto Rico, the United States, the Caribbean and Latin America. In Puerto Rico, the Corporation provides retail and commercial banking services through its principal banking subsidiary, Banco Popular de Puerto Rico (“BPPR”), as well as auto and equipment leasing and financing, mortgage loans, investment banking, broker-dealer and insurance services through specialized subsidiaries. In the United States, the Corporation operates Banco Popular North America (“BPNA”), including its wholly-owned subsidiary E-LOAN. BPNA is a community bank providing a broad range of financial services and products to the communities it serves. BPNA operates branches in New York, California, Illinois, New Jersey and Florida. E-LOAN markets deposit accounts under its name for the benefit of BPNA. Note 39 to the consolidated financial statements presents information about the Corporation's business segments.

Two major transactions impacted the Corporation's operations during 2010. On April 30, 2010, BPPR entered into a purchase and assumption agreement with the Federal Deposit Insurance Corporation (the “FDIC”) to acquire certain assets and assume certain deposits and liabilities of Westernbank Puerto Rico (“Westernbank”), a Puerto Rico state-chartered bank headquartered in Mayaguez, Puerto Rico (the “Westernbank FDIC-assisted transaction”). Westernbank was a wholly-owned commercial bank subsidiary of W Holding Company, Inc. and operated in Puerto Rico. Refer to Note 4 to the consolidated financial statements for detailed information on this business combination.

On September 30, 2010, the Corporation completed the sale of a 51% interest in EVERTEC, including the Corporation's merchant acquiring and processing and technology businesses (the “EVERTEC transaction”), and continues to hold the remaining 49% ownership interest in the business. Refer to Note 25 to the consolidated financial statements for a description of the EVERTEC transaction. EVERTEC provides transaction processing services throughout the Caribbean and Latin America, and continues to service many of the Corporation's subsidiaries' system infrastructures and transactional processing businesses. EVERTEC owns the ATH network connecting the automated teller machines (“ATMs”) of various financial institutions throughout Puerto Rico, the U.S. Virgin Islands and the British Virgin Islands.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

The accounting and financial reporting policies of Popular, Inc. and its subsidiaries (the “Corporation”) conform with accounting principles generally accepted in the United States of America and with prevailing practices within the financial services industry.

The following is a description of the most significant of these policies:

Principles of consolidation

The consolidated financial statements include the accounts of Popular, Inc. and its subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. In accordance with the consolidation guidance for variable interest entities, the Corporation would also consolidate any variable interest entities (“VIEs”) for which it has a controlling financial interest; and therefore, it is the primary beneficiary. Assets held in a fiduciary capacity are not assets of the Corporation and, accordingly, are not included in the consolidated statements of financial condition.

Unconsolidated investments, in which there is at least 20% ownership, are generally accounted for by the equity method, with earnings recorded in other operating income. These investments are included in other assets and the Corporation's proportionate share of income or loss is included in other operating income. Those investments in which there is less than 20% ownership, are generally carried under the cost method of accounting, unless significant influence is exercised. Under the cost method, the Corporation recognizes income when dividends are received. Limited partnerships are accounted for by the equity method unless the investor's interest is so “minor” that the limited partner may have virtually no influence over partnership operating and financial policies.

Statutory business trusts that are wholly-owned by the Corporation and are issuers of trust preferred securities are not consolidated in the Corporation's consolidated financial statements.

During the quarter ended March 31, 2011, the Corporation sold certain residential mortgage loans of BPNA that were reclassified from held-in-portfolio to held-for-sale in December 2010. The loans were sold at a better price than the price used to determine their fair value at the time of reclassification to the held-for-sale category. At the time of sale, the Corporation classified $13.8 million of the impact of the better price as a recovery of the original write-down, which was booked as part of the activity in the allowance for loan losses. This included an out-of-period adjustment of $10.7 million since a portion of the sale was completed just prior to the release of the Corporation's Form 10-K for the year ended December 31, 2010. After evaluating the quantitative and qualitative aspects of the misstatement and the out-of-period adjustment to the Corporation's financial results, including consideration of the impact of the one-time adjustment to income tax expense of $103.3 million from the change in tax rate, offset by the $53.6 million tax benefit related to the timing of loan charge-offs for tax purposes described in Note 37 to the Corporation's consolidated financial statements, management has determined that the misstatement and the out-of-period adjustment are not material to the 2010 and 2011financial statements, respectively.

Business combinations

Business combinations are accounted for under the acquisition method. Under this method, assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date are measured at their fair values as of the acquisition date. The acquisition date is the date the acquirer obtains control. Also, assets or liabilities arising from noncontractual contingencies are measured at their acquisition date at fair value only if it is more likely than not that they meet the definition of an asset or liability. Adjustments subsequently made to the provisional amounts recorded on the acquisition date as a result of new information obtained about facts and circumstances that existed as of the acquisition date but were known to the Corporation after acquisition will be made retroactively during a measurement period not to exceed one year. Furthermore, acquisition-related restructuring costs that do not meet certain criteria of exit or disposal activities are expensed as incurred. Transaction costs are expensed as incurred. Changes in income tax valuation allowances for acquired deferred tax assets are recognized in earnings subsequent to the measurement period as an adjustment to income tax expense. Contingent consideration classified as an asset or a liability is remeasured to fair value at each reporting date until the contingency is resolved. The changes in fair value of the contingent consideration are recognized in earnings unless the arrangement is a hedging instrument for which changes are initially recognized in other comprehensive income.

There were no significant business combinations during 2011. The Westernbank FDIC-assisted transaction was accounted for as a business combination in 2010. Note 4 to the consolidated financial statements provides disclosures on this business combination.

Deconsolidation of a subsidiary

The Corporation accounts for the deconsolidation of a subsidiary when it ceases to have a controlling financial interest in the subsidiary. Accordingly, it recognizes a gain or loss in results of operations measured as the difference between the sum of the fair value of the consideration received, the fair value of any retained non-controlling investment in the former subsidiary and the carrying amount of any non-controlling interest in the former subsidiary, as compared with the carrying amount of the former subsidiary's assets and liabilities. Refer to Note 25 to the consolidated financial statements for information on the Corporation's sale of a majority interest in EVERTEC and the impact of deconsolidating this former wholly-owned subsidiary.

Discontinued operations

Components of the Corporation that have been or will be disposed of by sale, where the Corporation does not have a significant continuing involvement in the operations after the disposal, are accounted for as discontinued operations.

The financial results of Popular Financial Holdings (“PFH”) are reported as discontinued operations in the consolidated statements of operations for the year ended December 31, 2009.

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to the 2010 and 2009 consolidated financial statements to conform with the 2011 presentation. Such reclassifications did not have an effect on previously reported cash flows, shareholders' equity or net income.

Fair value measurements

The Corporation determines the fair values of its financial instruments based on the fair value framework established in the guidance for Fair Value Measurements in ASC Subtopic 820-10, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard describes three levels of inputs that may be used to measure fair value which are (1) quoted market prices for identical assets or liabilities in active markets, (2) observable market-based inputs or unobservable inputs that are corroborated by market data, and (3) unobservable inputs that are not corroborated by market data. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.

The guidance in ASC Subtopic 820-10 also addresses measuring fair value in situations where markets are inactive and transactions are not orderly. Transactions or quoted prices for assets and liabilities may not be determinative of fair value when transactions are not orderly, and thus, may require adjustments to estimate fair value. Price quotes based on transactions that are not orderly should be given little, if any, weight in measuring fair value. Price quotes based on transactions that are orderly shall be considered in determining fair value, and the weight given is based on facts and circumstances. If sufficient information is not available to determine if price quotes are based on orderly transactions, less weight should be given to the price quote relative to other transactions that are known to be orderly.

Covered assets

Assets subject to loss sharing agreements with the FDIC, including certain loans and other real estate properties, are labeled “covered” on the consolidated statements of financial condition and throughout the notes to the consolidated financial statements. Loans acquired in the Westernbank FDIC-assisted transaction, except for credit cards, are considered “covered loans” because the Corporation will be reimbursed for 80% of any future losses on these loans subject to the terms of the FDIC loss sharing agreements.

Investment securities

Investment securities are classified in four categories and accounted for as follows:

  Debt securities that the Corporation has the intent and ability to hold to maturity are classified as securities held-to-maturity and reported at amortized cost. The Corporation may not sell or transfer held-to-maturity securities without calling into question its intent to hold other debt securities to maturity, unless a nonrecurring or unusual event that could not have been reasonably anticipated has occurred. An investment in debt securities is considered impaired if the fair value of the investment is less than its amortized cost. For other-than-temporary impairments the Corporation assess if it has both the intent and the ability to hold the security for a period of time sufficient to allow for an anticipated recovery in its fair value to its amortized cost. For other-than-temporary impairment not related to a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) for a held-to-maturity security is recognized in other comprehensive loss and amortized over the remaining life of the debt security. The amortized cost basis for a debt security is adjusted by the credit loss amount of other-than-temporary impairments.
  Debt and equity securities classified as trading securities are reported at fair value, with unrealized gains and losses included in non-interest income.
  Debt and equity securities (equity securities with readily available fair value) not classified as either securities held-to-maturity or trading securities, and which have a readily available fair value, are classified as securities available-for-sale and reported at fair value, with unrealized gains and losses excluded from earnings and reported, net of taxes, in accumulated other comprehensive income or loss. The specific identification method is used to determine realized gains and losses on securities available-for-sale, which are included in net gains or losses on sale and valuation adjustment of investment securities in the consolidated statements of operations. Declines in the value of debt and equity securities that are considered other-than-temporary reduce the value of the asset, and the estimated loss is recorded in non-interest income. For debt securities, the Corporation assesses whether (a) it has the intent to sell the debt security, or (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment on the security is recognized. In instances in which a determination is made that a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) exists but the entity does not intend to sell the debt security and it is not more likely than not that the entity will be required to sell the debt security before the anticipated recovery of its remaining amortized cost basis (i.e., the amortized cost basis less any current-period credit loss), the impairment is separated into (a) the amount of the total impairment related to the credit loss, and (b) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in the statement of operations. The amount of the total impairment related to all other factors is recognized in other comprehensive loss. The other-than-temporary impairment analyses for both debt and equity securities are performed on a quarterly basis.
  Investments in equity or other securities that do not have readily available fair values are classified as other investment securities in the consolidated statements of financial condition, and are subject to impairment testing if applicable. These securities are stated at the lower of cost or realizable value. The source of this value varies according to the nature of the investment, and is primarily obtained by the Corporation from valuation analyses prepared by third-parties or from information derived from financial statements available for the corresponding venture capital and mutual funds. Stock that is owned by the Corporation to comply with regulatory requirements, such as Federal Reserve Bank and Federal Home Loan Bank (“FHLB”) stock, is included in this category, and their realizable value equals their cost.

The amortization of premiums is deducted and the accretion of discounts is added to net interest income based on the interest method over the outstanding period of the related securities. The cost of securities sold is determined by specific identification. Net realized gains or losses on sales of investment securities and unrealized loss valuation adjustments considered other-than-temporary, if any, on securities available-for-sale, held-to-maturity and other investment securities are determined using the specific identification method and are reported separately in the consolidated statements of operations. Purchases and sales of securities are recognized on a trade date basis.

Derivative financial instruments

All derivatives are recognized on the statements of financial condition at fair value. The Corporation's policy is not to offset the fair value amounts recognized for multiple derivative instruments executed with the same counterparty under a master netting arrangement nor to offset the fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) arising from the same master netting arrangement as the derivative instruments.

When the Corporation enters into a derivative contract, the derivative instrument is designated as either a fair value hedge, cash flow hedge or as a free-standing derivative instrument. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to the hedged risk are recorded in current period earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded net of taxes in accumulated other comprehensive income and subsequently reclassified to net income (loss) in the same period(s) that the hedged transaction impacts earnings. The ineffective portion of cash flow hedges is immediately recognized in current earnings. For free-standing derivative instruments, changes in fair values are reported in current period earnings.

Prior to entering a hedge transaction, the Corporation formally documents the relationship between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivative instruments that are designated as fair value or cash flow hedges to specific assets and liabilities on the statements of financial condition or to specific forecasted transactions or firm commitments along with a formal assessment, at both inception of the hedge and on an ongoing basis, as to the effectiveness of the derivative instrument in offsetting changes in fair values or cash flows of the hedged item. Hedge accounting is discontinued when the derivative instrument is not highly effective as a hedge, a derivative expires, is sold, terminated, when it is unlikely that a forecasted transaction will occur or when it is determined that is no longer appropriate. When hedge accounting is discontinued the derivative continues to be carried at fair value with changes in fair value included in earnings.

For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies similar techniques for which the determination of fair may require significant management judgment or estimation.

The fair value of derivative instruments considers the risk of non-performance by the counterparty or the Corporation, as applicable.

The Corporation obtains or pledges collateral in connection with its derivative activities when applicable under the agreement.

Loans

Loans are classified as loans held-in-portfolio when management has the intent and ability to hold the loan for the foreseeable future, or until maturity or payoff. The foreseeable future is a management judgment which is determined based upon the type of loan, business strategies, current market conditions, balance sheet management and liquidity needs. Management's view of the foreseeable future may change based on changes in these conditions. When a decision is made to sell or securitize a loan that was not originated or initially acquired with the intent to sell or securitize, the loan is reclassified from held-in-portfolio into held-for-sale. Due to changing market conditions or other strategic initiatives, management's intent with respect to the disposition of the loan may change, and accordingly, loans previously classified as held-for-sale may be reclassified into held-in-portfolio. Loans transferred between loans held-for-sale and held-in-portfolio classifications are recorded at the lower of cost or fair value at the date of transfer.

Purchased loans are accounted at fair value upon acquisition.

Loans held-for-sale are stated at the lower of cost or fair value, cost being determined based on the outstanding loan balance less unearned income, and fair value determined, generally in the aggregate. Fair value is measured based on current market prices for similar loans, outstanding investor commitments, prices of recent sales or discounted cash flow analyses which utilize inputs and assumptions which are believed to be consistent with market participants' views. The cost basis also includes consideration of deferred origination fees and costs, which are recognized in earnings at the time of sale. Upon reclassification to held-for-sale, credit related fair value adjustments are recorded as a reduction in the allowance for loan losses (“ALLL”). To the extent that the loan's reduction in value has not already been provided for in the allowance for loan losses, an additional loan loss provision is recorded. Subsequent to reclassification to held-for-sale, the amount, by which cost exceeds fair value, if any, is accounted for as a valuation allowance with changes therein included in the determination of net income (loss) for the period in which the change occurs.

Loans held-in-portfolio are reported at their outstanding principal balances net of any unearned income, charge-offs, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Fees collected and costs incurred in the origination of new loans are deferred and amortized using the interest method or a method which approximates the interest method over the term of the loan as an adjustment to interest yield.

The past due status of a loan is determined in accordance with its contractual repayment terms. Furthermore, loans are reported as past due when either interest or principal remains unpaid for 30 days or more in accordance with its contractual repayment terms.

Non-accrual loans are those loans on which the accrual of interest is discontinued. When a loan is placed on non-accrual status, all previously accrued and unpaid interest is charged against income and the loan is accounted for either on a cash-basis method or on the cost-recovery method. Loans designated as non-accruing are returned to accrual status when the Corporation expects repayment of the remaining contractual principal and interest.

Recognition of interest income on commercial and construction loans is discontinued when the loans are 90 days or more in arrears on payments of principal or interest or when other factors indicate that the collection of principal and interest is doubtful. The impaired portion of secured loan past due as to principal and interest is charged-off not later than 365 days past due. However, in the case of a collateral dependent loan individually evaluated for impairment, the excess of the recorded investment over the fair value of the collateral (portion deemed uncollectible) is generally promptly charged-off, but in any event, not later than the quarter following the quarter in which such excess was first recognized. Commercial unsecured loans are charged-off no later than 180 days past due. Recognition of interest income on mortgage loans is generally discontinued when loans are 90 days or more in arrears on payments of principal or interest. The impaired portion of a mortgage loan is charged-off when the loan is 180 days past due. The Corporation discontinues the recognition of interest on residential mortgage loans insured by the Federal Housing Administration (“FHA”) or guaranteed by the U.S. Department of Veterans Affairs (“VA”) when 18-months delinquent as to principal or interest. The principal repayment on these loans is insured. Recognition of interest income on closed-end consumer loans and home equity lines of credit is discontinued when the loans are 90 days or more in arrears on payments of principal or interest. Income is generally recognized on open-end consumer loans, except for home equity lines of credit, until the loans are charged-off. Recognition of interest income for lease financing is ceased when loans are 90 days or more in arrears. Closed-end consumer loans and leases are charged-off when they are 120 days in arrears. Open-end (revolving credit) consumer loans are charged-off when 180 days in arrears. Commercial and consumer overdrafts are generally charged-off no later than 60 days past their due date.

Purchased impaired loans accounted for under ASC Subtopic 310-30 are not considered non-performing and continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected. Also, loans charged-off against the non-accretable difference established in purchase accounting are not reported as charge-offs. Charge-offs on loans accounted under ASC Subtopic 310-30 are recorded only to the extent that losses exceed the non-accretable difference established with purchase accounting.

A loan classified as a troubled debt restructuring (“TDR”) is typically in non-accrual status at the time of the modification. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Lease financing

The Corporation leases passenger and commercial vehicles and equipment to individual and corporate customers. The finance method of accounting is used to recognize revenue on lease contracts that meet the criteria specified in the guidance for leases in ASC Topic 840. Aggregate rentals due over the term of the leases less unearned income are included in finance lease contracts receivable. Unearned income is amortized using a method which results in approximate level rates of return on the principal amounts outstanding. Finance lease origination fees and costs are deferred and amortized over the average life of the lease as an adjustment to the interest yield.

Revenue for other leases is recognized as it becomes due under the terms of the agreement.

Loans acquired in an FDIC-assisted transaction

Loans acquired in a business acquisition are recorded at fair value at the acquisition date. Credit discounts are included in the determination of fair value; therefore, an allowance for loan losses is not recorded at the acquisition date.

The Corporation applied the guidance of ASC Subtopic 310-30 to all loans acquired in Westernbank FDIC-assisted transaction (including loans that do not meet scope of ASC Subtopic 310-30), except for credit cards and revolving lines of credit that were expressly scoped out from the application of this guidance since they continued to have revolving privileges after acquisition. Management used its judgment in evaluating factors impacting expected cash flows and probable loss assumptions, including the quality of the loan portfolio, portfolio concentrations, distressed economic conditions, quality of underwriting standards of the acquired institution, reductions in collateral real estate values, among other considerations that could also impact the expected cash inflows on the loans.

Loans accounted for under ASC Subtopic 310-30 represent loans showing evidence of credit deterioration and that it is probable, at the date of acquisition, that the Corporation would not collect all contractually required principal and interest payments. Generally, acquired loans that meet the definition for nonaccrual status fall within the Corporation's definition of impaired loans under ASC Subtopic 310-30. Also, based on the fair value determined for the acquired portfolio, acquired loans that did not meet the definition of nonaccrual status also resulted in the recognition of a significant discount attributable to credit quality. Accordingly, an election was made by the Corporation to apply the accretable yield method (expected cash flow model of ASC Subtopic 310-30), as a loan with credit deterioration and impairment, instead of the standard loan discount accretion guidance of ASC Subtopic 310-20, for the loans acquired in the Westernbank FDIC-assisted transaction. These loans are disclosed as a loan that was acquired with credit deterioration and impairment.

Under ASC Subtopic 310-30, the covered loans acquired from the FDIC were aggregated into pools based on loans that had common risk characteristics. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. Characteristics considered in pooling loans in the FDIC-assisted transaction included loan type, interest rate type, accruing status, amortization type, rate index and source type. Once the pools are defined, the Corporation maintains the integrity of the pool of multiple loans accounted for as a single asset.

Under ASC Subtopic 310-30, the difference between the undiscounted cash flows expected at acquisition and the fair value in the loans, or the “accretable yield,” is recognized as interest income using the effective yield method over the estimated life of the loan if the timing and amount of the future cash flows of the pool is reasonably estimable. The non-accretable difference represents the difference between contractually required principal and interest and the cash flows expected to be collected. Subsequent to the acquisition date, increases in cash flows over those expected at the acquisition date are recognized as interest income prospectively. Decreases in expected cash flows after the acquisition date are recognized by recording an allowance for loan losses.

The fair value discount of lines of credit with revolving privileges that are accounted for pursuant to the guidance of ASC Subtopic 310-20 represents the difference between the contractually required loan payment receivable in excess of the initial investment in the loan. This discount is accreted into interest income over the life of the loan if the loan is in accruing status. Any cash flows collected in excess of the carrying amount of the loan are recognized in earnings at the time of collection. The carrying amount of lines of credit with revolving privileges, which are accounted pursuant to the guidance of ASC Subtopic 310-20, are subject to periodic review to determine the need for recognizing an allowance for loan losses.

Allowance for loan losses

The Corporation follows a systematic methodology to establish and evaluate the adequacy of the allowance for loan losses to provide for inherent losses in the loan portfolio. This methodology includes the consideration of factors such as current economic conditions, portfolio risk characteristics, prior loss experience and results of periodic credit reviews of individual loans. The provision for loan losses charged to current operations is based on such methodology. Loan losses are charged and recoveries are credited to the allowance for loan losses.

The Corporation's assessment of the allowance for loan losses is determined in accordance with accounting guidance, specifically guidance of loss contingencies in ASC Subtopic 450-20 and loan impairment guidance in ASC Section 310-10-35. Also, the Corporation determines the allowance for loan losses on purchased impaired loans and purchased loans accounted for under ASC 310-30 by analogy, by evaluating decreases in expected cash flows after the acquisition date.

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The Corporation's general component of the allowance for loan losses considers portfolio segments and product types. The determination for general reserves of the allowance for loan losses is based on historical net loss rates (including losses from impaired loans) by loan type and by legal entity adjusted for recent net charge-off trends and environmental factors. The base net loss rates are based on the moving average of annualized net charge-offs computed over a three-year historical loss period for commercial and construction loan portfolios, and an 18-month period for consumer loan portfolios. The net charge-off trend factors are applied to adjust the base loss rates based on recent loss trends (last six months). The environmental factors, which include credit and macroeconomic indicators, are assessed to account for current market conditions that are likely to cause estimated credit losses to differ from historical loss experience. The Corporation reflects the effect of these environmental factors on a loan group as an adjustment that, as appropriate, increases or decreases the historical loss rate applied to each group. Correlation and regression analyses are used to select and weight these indicators.

According to the accounting guidance criteria for specific impairment of a loan, the Corporation defines as impaired loans those commercial and construction borrowers with outstanding debt of $1 million or more and with interest and /or principal 90 days or more past due. Also, specific commercial borrowers with outstanding debt of $1 million or over are deemed impaired when, based on current information and events, management considers that it is probable that the debtor would be unable to pay all amounts due according to the contractual terms of the loan agreement. Commercial and construction loans that originally met the Corporation's threshold for impairment identification in a prior period, but due to charge-offs or payments are currently below the $1 million threshold and are still 90 days past due, except for TDRs, are accounted for under the Corporation's general reserve determined under ASC Subtopic 450-20. Although the accounting codification guidance for specific impairment of a loan excludes large groups of smaller balance homogeneous loans that are collectively evaluated for impairment (e.g. mortgage and consumer loans), it specifically requires that loan modifications considered troubled debt restructurings (“TDRs”) be analyzed under its provisions. An allowance for loan impairment is recognized to the extent that the carrying value of an impaired loan exceeds the present value of the expected future cash flows discounted at the loan's effective rate, the observable market price of the loan, if available, or the fair value of the collateral if the loan is collateral dependent. The fair value of the collateral is generally obtained from appraisals. The Corporation periodically requires updated appraisal reports for loans that are considered impaired. As a general procedure, the Corporation internally reviews appraisals as part of the underwriting and approval process and also for credits considered impaired.

Upon adoption of the amendments in ASU 2011-02 on the third quarter of 2011, the Corporation reassessed all restructurings that occurred on or after January 1, 2011 to determine if they are considered a TDR. Upon identifying those receivables as TDRs, the Corporation classified them as impaired under the guidance in ASC section 310-10-35. The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC Section 310-10-35 for those receivables newly identified as impaired. Refer to Note 11 to the consolidated financial statements for disclosures on the impact of adopting ASU 2011-02.

Troubled debt restructurings

A restructuring constitutes a TDR when the Corporation separately concludes that both of the following conditions exist: 1) the restructuring constitute a concession and 2) the debtor is experiencing financial difficulties. The concessions stem from an agreement between the creditor and the debtor or are imposed by law or a court. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. A concession has been granted when, as a result of the restructuring, the Corporation does not expect to collect all amounts due, including interest accrued at the original contract rate. If the payment of principal is dependent on the value of collateral, the current value of the collateral is taken into consideration in determining the amount of principal to be collected; therefore, all factors that changed are considered to determine if a concession was granted, including the change in the fair value of the underlying collateral that may be used to repay the loan. Classification of loan modifications as TDRs involves a degree of judgment. Indicators that the debtor is experiencing financial difficulties which are considered include: (i) the borrower is currently in default on any of its debt or it is probable that the borrower would be in payment default on any of its debt in the foreseeable future without the modification; (ii) the borrower has declared or is in the process of declaring bankruptcy; (iii) there is significant doubt as to whether the borrower will continue to be a going concern; (iv) the borrower has securities that have been delisted, are in the process of being delisted, or are under threat of being delisted from an exchange; (v) based on estimates and projections that only encompass the borrower's current business capabilities, it is forecasted that the entity-specific cash flows will be insufficient to service the debt (both interest and principal) in accordance with the contractual terms of the existing agreement through maturity; and (vi) absent the current modification, the borrower cannot obtain funds from sources other than the existing creditors at an effective interest rate equal to the current market interest rate for similar debt for a non-troubled debtor. The identification of TDRs is critical in the determination of the adequacy of the allowance for loan losses. Loans classified as TDRs may be excluded from TDR status for certain disclosures only if performance under the restructured terms exists for a reasonable period (at least twelve months of sustained performance) and the loan yields a market rate.

A loan may be restructured in a troubled debt restructuring into two (or more) loan agreements, for example, Note A and Note B. Note A represents the portion of the original loan principal amount that is expected to be fully collected along with contractual interest. Note B represents the portion of the original loan that may be considered uncollectible and charged-off, but the obligation is not forgiven to the borrower. Note A may be returned to accrual status provided all of the conditions for a TDR to be returned to accrual status are met. The modified loans are considered TDRs and thus, are evaluated under the framework of ASC Section 310-10-35 as long as the loans are not part of a pool of loans accounted for under ASC 310-30.

Refer to Note 11 to the consolidated financial statements for additional qualitative information on TDRs and the Corporation's determination of the allowance for loan losses.

Reserve for unfunded commitments

The reserve for unfunded commitments is maintained at a level believed by management to be sufficient to absorb estimated probable losses related to unfunded credit facilities and is included in other liabilities in the consolidated statements of financial condition. The determination of the adequacy of the reserve is based upon an evaluation of the unfunded credit facilities. Net adjustments to the reserve for unfunded commitments are included in other operating expenses in the consolidated statements of operations.

FDIC loss share indemnification asset and true-up payment obligation (contingent consideration)

The acquisition date fair value of the reimbursement that the Corporation expects to receive from the FDIC under the loss sharing agreements is presented as an FDIC loss share indemnification asset on the consolidated statements of financial condition. Fair value was estimated using projected cash flows related to the loss sharing agreements. Refer to Note 4 for additional information on the valuation methodology.

The FDIC loss share indemnification asset for loss share agreements is measured separately from the related covered assets as it is not contractually embedded in the assets and is not transferable with the assets should the assets be sold.

The FDIC loss share indemnification asset is recognized on the same basis as the assets subject to loss share protection. As such, for covered loans accounted pursuant to ASC Subtopic 310-30, decreases in expected reimbursements from the FDIC due to improvements in expected cash flows to be received from borrowers, are recognized in non-interest income prospectively over the life of the FDIC loss sharing agreements. For covered loans accounted for under ASC Subtopic 310-20, as the loan discount recorded as of the acquisition date was accreted into income, a reduction of the related indemnification asset was recorded as a reduction in non-interest income. Increases in expected reimbursements from the FDIC are recognized in non-interest income in the same period that the allowance for credit losses for the related loans is recognized.

The accretion due to discounting of the loss share asset and changes in expected loss sharing reimbursements is included in non-interest income, particularly in the category of FDIC loss share income (expense).

The true-up payment obligation associated with the loss share agreements, which is described in detail in Note 4 to the consolidated financial statements, is accounted for at fair value in accordance with ASC 805-30-25-6 as it is considered contingent consideration. The true-up payment obligation is included as part of other liabilities in the consolidated statements of financial condition. Any changes in the carrying value of the obligation is included in the category of FDIC loss share income (expense) in the consolidated statements of operations.

Transfers and servicing of financial assets

The transfer of an entire financial asset, a group of entire financial assets, or a participating interest in an entire financial asset in which the Corporation surrenders control over the assets is accounted for as a sale if all of the following conditions set forth in ASC Topic 860 are met: (1) the assets must be isolated from creditors of the transferor, (2) the transferee must obtain the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the transferor cannot maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. When the Corporation transfers financial assets and the transfer fails any one of these criteria, the Corporation is prevented from derecognizing the transferred financial assets and the transaction is accounted for as a secured borrowing. For federal and Puerto Rico income tax purposes, the Corporation treats the transfers of loans which do not qualify as “true sales” under the applicable accounting guidance, as sales, recognizing a deferred tax asset or liability on the transaction.

For transfers of financial assets that satisfy the conditions to be accounted for as sales, the Corporation derecognizes all assets sold; recognizes all assets obtained and liabilities incurred in consideration as proceeds of the sale, including servicing assets and servicing liabilities, if applicable; initially measures at fair value assets obtained and liabilities incurred in a sale; and recognizes in earnings any gain or loss on the sale.

The guidance on transfer of financial assets requires a true sale analysis of the treatment of the transfer under state law as if the Corporation was a debtor under the bankruptcy code. A true sale legal analysis includes several legally relevant factors, such as the nature and level of recourse to the transferor, and the nature of retained interests in the loans sold. The analytical conclusion as to a true sale is never absolute and unconditional, but contains qualifications based on the inherent equitable powers of a bankruptcy court, as well as the unsettled state of the common law. Once the legal isolation test has been met, other factors concerning the nature and extent of the transferor's control over the transferred assets are taken into account in order to determine whether derecognition of assets is warranted.

The Corporation sells mortgage loans to the Government National Mortgage Association (“GNMA”) in the normal course of business and retains the servicing rights. The GNMA programs under which the loans are sold allow the Corporation to repurchase individual delinquent loans that meet certain criteria. At the Corporation's option, and without GNMA's prior authorization, the Corporation may repurchase the delinquent loan for an amount equal to 100% of the remaining principal balance of the loan. Once the Corporation has the unconditional ability to repurchase the delinquent loan, the Corporation is deemed to have regained effective control over the loan and recognizes the loan on its balance sheet as well as an offsetting liability, regardless of the Corporation's intent to repurchase the loan.

Servicing assets

The Corporation periodically sells or securitizes loans while retaining the obligation to perform the servicing of such loans. In addition, the Corporation may purchase or assume the right to service loans originated by others. Whenever the Corporation undertakes an obligation to service a loan, management assesses whether a servicing asset or liability should be recognized. A servicing asset is recognized whenever the compensation for servicing is expected to more than adequately compensate the servicer for performing the servicing. Likewise, a servicing liability would be recognized in the event that servicing fees to be received are not expected to adequately compensate the Corporation for its expected cost. Mortgage servicing assets recorded at fair value are separately presented on the consolidated statements of financial condition.

All separately recognized servicing assets are initially recognized at fair value. For subsequent measurement of servicing rights, the Corporation has elected the fair value method for mortgage loans servicing rights (“MSRs”) while all other servicing assets, particularly those related to Small Business Administration (“SBA”) commercial loans, follow the amortization method. Under the fair value measurement method, MSRs are recorded at fair value each reporting period, and changes in fair value are reported in other service fees in the consolidated statement of operations. Under the amortization method, servicing assets are amortized in proportion to, and over the period of, estimated servicing income, and assessed for impairment based on fair value at each reporting period. Contractual servicing fees including ancillary income and late fees, as well as fair value adjustments, and impairment losses, if any, are reported in other service fees in the consolidated statement of operations. Loan servicing fees, which are based on a percentage of the principal balances of the loans serviced, are credited to income as loan payments are collected.

The fair value of servicing rights is estimated by using a cash flow valuation model which calculates the present value of estimated future net servicing cash flows, taking into consideration actual and expected loan prepayment rates, discount rates, servicing costs, and other economic factors, which are determined based on current market conditions.

For purposes of evaluating and measuring impairment of capitalized servicing assets that are accounted under the amortization method, the amount of impairment recognized, if any, is the amount by which the capitalized servicing assets per stratum exceed their estimated fair value. Temporary impairment is recognized through a valuation allowance with changes included in results of operations for the period in which the change occurs. If it is later determined that all or a portion of the temporary impairment no longer exists for a particular stratum, the valuation allowance is reduced through a recovery in earnings. Any fair value in excess of the cost basis of the servicing asset for a given stratum is not recognized. Servicing rights subsequently accounted under the amortization method are also reviewed for other-than-temporary impairment. When the recoverability of an impaired servicing asset accounted under the amortization method is determined to be remote, the unrecoverable portion of the valuation allowance is applied as a direct write-down to the carrying value of the servicing rights, precluding subsequent recoveries.

Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful life of each type of asset. Amortization of leasehold improvements is computed over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Costs of maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred. Costs of renewals and betterments are capitalized. When assets are disposed of, their cost and related accumulated depreciation are removed from the accounts and any gain or loss is reflected in earnings as realized or incurred, respectively.

The Corporation capitalizes interest cost incurred in the construction of significant real estate projects, which consist primarily of facilities for its own use or intended for lease. The amount of interest cost capitalized is to be an allocation of the interest cost incurred during the period required to substantially complete the asset. The interest rate for capitalization purposes is to be based on a weighted average rate on the Corporation's outstanding borrowings, unless there is a specific new borrowing associated with the asset. Interest cost capitalized for the years ended December 31, 2011, 2010 and 2009 was not significant.

The Corporation has operating lease arrangements primarily associated with the rental of premises to support its branch network or for general office space. Certain of these arrangements are non-cancellable and provide for rent escalations and renewal options. Rent expense on non-cancellable operating leases with scheduled rent increases are recognized on a straight-line basis over the lease term.

Impairment of long-lived assets

The Corporation evaluates for impairment its long-lived assets to be held and used, and long-lived assets to be disposed of, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Restructuring costs

A liability for a cost associated with an exit or disposal activity is recognized and measured initially at its fair value in the period in which the liability is incurred. If future service is required for employees to receive the one-time termination benefit, the liability is initially measured at its fair value as of the termination date and recognized over the future service period.

Other real estate

Other real estate, received in satisfaction of debt, is recorded at the lower of cost (carrying value of the loan) or fair value less estimated costs of disposal, by charging the allowance for loan losses. Subsequent to foreclosure, any losses in the carrying value arising from periodic re-evaluations of the properties, and any gains or losses on the sale of these properties are credited or charged to expense in the period incurred and are included as a component of other operating expenses. The cost of maintaining and operating such properties is expensed as incurred.

Updated appraisals or third-party broker price opinions of value (“BPO”) are obtained to adjust the value of the other real estate assets. The frequency depends on the loan type and total credit exposure. Commencing in 2011, the appraisal for a commercial or construction other real estate property with a book value greater than $1 million is updated annually and if lower than $1 million it is updated every two years. In periods prior to the change in the appraisal policy, it was the Corporation's practice to require updated appraisals for commercial and construction other real estate properties over $3 million at least annually. Cases between $1 million to $3 million needed to be reappraised at least every 2 years. For residential mortgage properties, the Corporation requests third-party BPOs or appraisals. Updated BPOs or appraisals for residential real estate are generally requested annually. Appraisals may be adjusted due to age, collateral inspections and property profiles or due to general market conditions. The adjustments applied are based upon internal information like other appraisals for the type of properties and loss severity information that can provide historical trends in the real estate market.

Goodwill and other intangible assets

Goodwill is recognized when the purchase price is higher than the fair value of net assets acquired in business combinations under the purchase method of accounting. Goodwill is not amortized, but is tested for impairment at least annually or more frequently if events or circumstances indicate possible impairment using a two-step process at each reporting unit level. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, the goodwill of the reporting unit is not considered impaired and the second step of the impairment test is unnecessary. If needed, the second step consists of comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. In determining the fair value of a reporting unit, the Corporation generally uses a combination of methods, which include market price multiples of comparable companies and the discounted cash flow analysis. Goodwill impairment losses are recorded as part of operating expenses in the consolidated statement of operations.

Other intangible assets deemed to have an indefinite life are not amortized, but are tested for impairment using a one-step process which compares the fair value with the carrying amount of the asset. In determining that an intangible asset has an indefinite life, the Corporation considers expected cash inflows and legal, regulatory, contractual, competitive, economic and other factors, which could limit the intangible asset's useful life.

Other identifiable intangible assets with a finite useful life, mainly core deposits, are amortized using various methods over the periods benefited, which range from 4 to 10 years. These intangibles are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairments on intangible assets with a finite useful life are evaluated under the guidance for impairment or disposal of long-lived assets.

Bank-owned life insurance

Bank-owned life insurance represents life insurance on the lives of certain employees who have provided positive consent allowing the Corporation to be the beneficiary of the policy. Bank-owned life insurance policies are carried at their cash surrender value. The Corporation recognizes income from the periodic increases in the cash surrender value of the policy, as well as insurance proceeds received, which are recorded as other operating income, and are not subject to income taxes.

The cash surrender value and any additional amounts provided by the contractual terms of the bank-owned insurance policy that are realizable at the balance sheet date are considered in determining the amount that could be realized, and any amounts that are not immediately payable to the policyholder in cash are discounted to their present value. In determining “the amount that could be realized,” it is assumed that policies will be surrendered on an individual-by-individual basis.

Assets sold / purchased under agreements to repurchase / resell

Repurchase and resell agreements are treated as collateralized financing transactions and are carried at the amounts at which the assets will be subsequently reacquired or resold as specified in the respective agreements.

It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly those securities are not reflected in the Corporation's consolidated statements of financial condition. The Corporation monitors the fair value of the underlying securities as compared to the related receivable, including accrued interest.

It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statements of financial condition.

The Corporation may require counterparties to deposit additional collateral or return collateral pledged, when appropriate.

Software

Capitalized software is stated at cost, less accumulated amortization. Capitalized software includes purchased software and capitalizable application development costs associated with internally-developed software. Amortization, computed on a straight-line method, is charged to operations over the estimated useful life of the software. Capitalized software is included in “Other assets” in the consolidated statement of financial condition.

Guarantees, including indirect guarantees of indebtedness of others

The Corporation, as a guarantor, recognizes at the inception of a guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. Refer to Note 26 to the consolidated financial statements for further disclosures on guarantees.

Accounting considerations related to the redemption of cumulative preferred stock and redemption of the trust preferred securities

The Corporation applied the guidance in ASC Subsection 260-10-S99 (formerly EITF Topic D-42 “The effect on the calculation of Earnings per Share for the Redemption or Induced Conversion of Preferred Stock”) for the redemption of the Corporation's cumulative preferred stock, which indicates that the difference between (1) the fair value of the consideration transferred to the holders of the preferred stock and (2) the carrying amount of the preferred stock in the registrant's balance sheet (net of issuance costs) be subtracted from (or added to) net income to arrive at income available to common stockholders in the calculation of net income (loss) per common share.

The Corporation treated the redemption of the trust preferred securities as an extinguishment of debt pursuant to the guidance in ASC Subsection 470-50-40 which indicates that the difference between the reacquisition price and the net carrying amount of the extinguished debt be recognized as gain or loss on extinguishment in the results of operations.

Accounting considerations related to the issuance and conversion of depositary shares contingently convertible perpetual non-cumulative preferred stock

The contingently convertible perpetual cumulative shares of preferred stock contained a beneficial conversion feature that must be settled in shares of Corporation's common stock. According to ASC 470-20-25-5, an embedded beneficial conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A contingent beneficial conversion feature was measured using the commitment date stock price. The allocation of the intrinsic value to additional paid-in capital gave rise to a preferred stock discount which should be amortized as a deemed dividend on the preferred stocks through retained earnings. Once the contingency is resolved the entire preferred stock discount is amortized through retained earnings. However, since at the time the preferred stocks are recognized the contingency is already resolved, the entire intrinsic value was allocated to retained earnings and the recognition of the preferred stock discount was not necessary.

The intrinsic value was calculated at the commitment date as the difference between the conversion price and the fair value of the common stock multiplied by the number of shares into which the security was convertible as indicated in ASC 470-20-30-6.

The excess of the fair value of securities issued over the fair value of securities issuable under the original contractual conversion terms, which would be an excess consideration, represents a return to preferred stock shareholders. The excess consideration is deducted, in the computation of basic and dilutive earnings per share, from net income in arriving at net income applicable to common shareholders.

Treasury stock

Treasury stock is recorded at cost and is carried as a reduction of stockholders' equity in the consolidated statements of financial condition. At the date of retirement or subsequent reissue, the treasury stock account is reduced by the cost of such stock. At retirement, the excess of the cost of the treasury stock over its par value is recorded entirely to surplus. At reissuance, the difference between the consideration received upon issuance and the specific cost is charged or credited to surplus.

Income Recognition – Insurance agency business

Commissions and fees are recognized when related policies are effective. Additional premiums and rate adjustments are recorded as they occur. Contingent commissions are recorded on the accrual basis when the amount to be received is notified by the insurance company. Commission income from advance business is deferred. An allowance is created for expected adjustments to commissions earned relating to policy cancellations.

Income Recognition – Investment banking revenues and commissions

Investment banking revenue is recorded as follows: underwriting fees at the time the underwriting is completed and income is reasonably determinable; corporate finance advisory fees as earned, according to the terms of the specific contracts; and sales commissions on a trade-date basis. Commission income and expenses related to customers' securities transactions are recorded on a trade-date basis.

Foreign exchange

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars using prevailing rates of exchange at the end of the period. Revenues, expenses, gains and losses are translated using weighted average rates for the period. The resulting foreign currency translation adjustment from operations for which the functional currency is other than the U.S. dollar is reported in accumulated other comprehensive income (loss), except for highly inflationary environments in which the effects are included in other operating expenses.

The Corporation holds interests in Centro Financiero BHD, S.A. (“BHD”) in the Dominican Republic. Although not significant, some of these businesses are conducted in the country's foreign currency. The Corporation sold its equity investments in Consorcio de Tarjetas Dominicanas, S.A. (“CONTADO”) and Serfinsa, which businesses were also conducted on their countries foreign currency. Additionally, during 2011, the Corporation wrote-off its investment in EVERTEC DE VENEZUELA, C.A. (formerly Red Tranred) as the Corporation determined to wind-down those operations.

The Corporation considered Venezuela's economy as highly inflationary as of January 1, 2010, and the financial statements of Red Tranred were remeasured as if the functional currency was the reporting currency as of such date. ASC Paragraph 830-10-45-11 defines a highly inflationary economy as one with a cumulative inflation rate of approximately 100 percent or more over a three-year period. Under ASC Topic 830, if a country's economy is classified as highly inflationary, the functional currency of the foreign entity operating in that country must be remeasured to the functional currency of the reporting entity. The unfavorable impact of remeasuring the financial statements of Red Tranred at December 31, 2010, was approximately $1.9 million. Total assets for Red Tranred remeasured approximated $8.9 million at December 31, 2010.

Refer to the disclosure of accumulated other comprehensive income (loss) included in the accompanying consolidated statements of comprehensive income (loss) for the outstanding balances of the foreign currency translation adjustments at December 31, 2011, 2010 and 2009.

Income taxes

The Corporation recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Corporation's financial statements or tax returns. Deferred income tax assets and liabilities are determined for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. The computation is based on enacted tax laws and rates applicable to periods in which the temporary differences are expected to be recovered or settled.

The guidance for income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not (defined as a likelihood of more than 50 percent) that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically by the Corporation based on the more likely than not realization threshold criterion. In the assessment for a valuation allowance, appropriate consideration is given to all positive and negative evidence related to the realization of the deferred tax assets. This assessment considers, among other matters, all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, the future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. In making such assessments, significant weight is given to evidence that can be objectively verified.

The valuation of deferred tax assets requires judgment in assessing the likely future tax consequences of events that have been recognized in the Corporation's financial statements or tax returns and future profitability. The Corporation's accounting for deferred tax consequences represents management's best estimate of those future events.

Positions taken in the Corporation's tax returns may be subject to challenge by the taxing authorities upon examination. Uncertain tax positions are initially recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Interest on income tax uncertainties is classified within income tax expense in the statement of operations; while the penalties, if any, are accounted for as other operating expenses.

The Corporation accounts for the taxes collected from customers and remitted to governmental authorities on a net basis (excluded from revenues).

Income tax expense or benefit for the year is allocated among continuing operations, discontinued operations, and other comprehensive income, as applicable. The amount allocated to continuing operations is the tax effect of the pretax income or loss from continuing operations that occurred during the year, plus or minus income tax effects of (a) changes in circumstances that cause a change in judgment about the realization of deferred tax assets in future years, (b) changes in tax laws or rates, (c) changes in tax status, and (d) tax-deductible dividends paid to shareholders, subject to certain exceptions.

Employees' retirement and other postretirement benefit plans

Pension costs are computed on the basis of accepted actuarial methods and are charged to current operations. Net pension costs are based on various actuarial assumptions regarding future experience under the plan, which include costs for services rendered during the period, interest costs and return on plan assets, as well as deferral and amortization of certain items such as actuarial gains or losses. The funding policy is to contribute to the plan as necessary to provide for services to date and for those expected to be earned in the future. To the extent that these requirements are fully covered by assets in the plan, a contribution may not be made in a particular year.

The cost of postretirement benefits, which is determined based on actuarial assumptions and estimates of the costs of providing these benefits in the future, is accrued during the years that the employee renders the required service.

The guidance for compensation retirement benefits of ASC Topic 715 requires the recognition of the funded status of each defined pension benefit plan, retiree health care and other postretirement benefit plans on the statement of financial condition.

Stock-based compensation

The Corporation opted to use the fair value method of recording stock-based compensation as described in the guidance for employee share plans in ASC Subtopic 718-50.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances, except those resulting from investments by owners and distributions to owners. The presentation of comprehensive income (loss) is included in separate consolidated statements of comprehensive income (loss).

Net income (loss) per common share

Basic income (loss) per common share is computed by dividing net income (loss) adjusted for preferred stock dividends, including undeclared or unpaid dividends if cumulative, and charges or credits related to the extinguishment of preferred stock or induced conversions of preferred stock, by the weighted average number of common shares outstanding during the year. Diluted income per common share take into consideration the weighted average common shares adjusted for the effect of stock options, restricted stock and warrants on common stock, using the treasury stock method.

Statement of cash flows

For purposes of reporting cash flows, cash includes cash on hand and amounts due from banks.

New Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
New Accounting Pronouncements [Text Block]

Note 3 – New accounting pronouncements

FASB Accounting Standards Update 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, (“ASU 2011-12”)

The FASB issued ASU 2011-12 in December 2011, which defers indefinitely the new requirement in ASU 2011-05 to present components of reclassification adjustments out of accumulated other comprehensive income on the face of the income statement by income statement line item.

All other requirements in ASU 2011-05 are not affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”)

The FASB issued ASU 2011-11 in December 2011. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. To meet this objective, entities with financial instruments and derivatives that are either offset on the balance sheet or subject to a master netting arrangement or similar arrangement shall disclose the following quantitative information separately for assets and liabilities in tabular format: a) gross amounts of recognized assets and liabilities; b) amounts offset to determine the net amount presented in the balance sheet; c) net amounts presented in the balance sheet; d) amounts subject to an enforceable master netting agreement or similar arrangement not otherwise included in (b), including: amounts related to recognized financial instruments and other derivatives instruments if either management makes an accounting election not to offset or the amounts do not meet the guidance in ASC Section 210-20-45 or ASC Section 815-10-45, and also amounts related to financial collateral (including cash collateral); and e) the net amount after deducting the amounts in (d) from the amounts in (c).

In addition to these tabular disclosures, entities are required to provide a description of the setoff rights associated with assets and liabilities subject to an enforceable master netting arrangement.

An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification (“ASU 2011-10”)

The FASB issued ASU 2011-10 in December 2011. The objective of this ASU is to resolve the diversity in practice about whether the guidance in ASC Subtopic 360-20, “Property, Plant, and Equipment Real Estate Sales” applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. ASU 2011-10 provides that when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in ASC Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under ASC Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt.

ASU 2011-10 should be applied on a prospective basis to deconsolidation events occurring after the effective date; with prior periods not adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, ASU 2011-10 is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted; however, the Corporation is not early adopting this ASU.

The adoption of this guidance will not have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”)

The FASB issued Accounting Standards Update (“ASU”) No. 2011-08 in September 2011. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity the option to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350, Intangibles-Goodwill and Other. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The previous guidance under ASC Topic 350 required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.

This ASU also removes the guidance that permitted the entities to carry forward the calculation of the fair value of the reporting unit from one year to the next if certain conditions are met. In addition, the new qualitative indicators replace those currently used to determine whether an interim goodwill impairment test is required. These indicators are also applicable for assessing whether to perform step two for reporting units with zero or negative carrying amounts.

ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period had not yet been issued. The Corporation did not elect to adopt early the provisions of this ASU.

The provisions of this guidance simplify how entities test for goodwill impairment and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”)

The FASB issued ASU 2011-05 in June 2011. The amendment of this ASU allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. However, the requirement to present components of reclassification adjustments out of accumulated other comprehensive income on the face of the income statement by income statement line item has been deferred indefinitely by ASU 2011-12 as mentioned above. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments to the Codification in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This ASU also does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects, with one amount shown for the aggregate income tax expense or benefit related to the total of other comprehensive income items.

The amendments of this guidance are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011. ASU 2011-05 should be applied retrospectively. Early adoption is permitted.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”)

The FASB issued ASU 2011-04 in May 2011. The amendment of this ASU provides a consistent definition of fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The ASU modifies some fair value measurement principles and disclosure requirements including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity, measuring the fair value of financial instruments that are managed within a portfolio, application of premiums and discounts in a fair value measurement, disclosing quantitative information about unobservable inputs used in Level 3 fair value measurements, and other additional disclosures about fair value measurements.

The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively and early application is not permitted.

The adoption of this guidance is not expected to have a material effect on the consolidated financial statements.

FASB Accounting Standards Update 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”)

The FASB issued ASU 2011-03 in April 2011. The amendment of this ASU affects all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The ASU modifies the criteria for determining when these transactions would be accounted for as financings (secured borrowings / lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). This ASU does not affect other transfers of financial assets. ASC Topic 860 prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repo agreements. That determination is based, in part, on whether the entity has maintained effective control over transferred financial assets.

Specifically, the amendments in this ASU remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early application is not permitted.

The adoption of this guidance is not expected to have a material effect on the consolidated financial statements.

FASB Accounting Standards Update 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 2011-02”)

The FASB issued ASU 2011-02 in April 2011. This ASU clarifies which loan modifications constitute troubled debt restructurings. It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings.

The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach. This update clarifies the existing guidance on whether (1) the creditor has granted a concession and (2) whether the debtor is experiencing financial difficulties. Specifically, ASU 2011-02 (1) provides additional guidance on determining whether a creditor has granted a concession, including guidance on collection of all amounts due, receipt of additional collateral or guarantees from the debtor, and restructuring the debt at a below-market rate; (2) includes examples for creditors to determine whether an insignificant delay in payment is considered a concession; (3) prohibits creditors from using the borrower's effective rate test in ASC Subtopic 470-50 to evaluate whether a concession has been granted to the borrower; (4) adds factors for creditors to use to determine whether the debtor is experiencing financial difficulties; and (5) ends the deferral of the additional disclosures about TDR activities required by ASU 2010-20 and requires public companies to begin providing these disclosures in the period of adoption.

For public companies, the new guidance was effective for interim and annual periods beginning on or after June 15, 2011, and applied retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption. Early application was permitted. For purposes of measuring impairment for receivables that are newly considered impaired under the new guidance, an entity was required to apply the amendments prospectively in the first period of adoption and disclose the total amount of receivables and the allowance for credit losses as of the end of the period of adoption.

The Corporation adopted this guidance in the third quarter of 2011. Refer to Note 11 to the consolidated financial statements for the impact of the adoption of this ASU and the new disclosure requirements.

FASB Accounting Standards Update 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, (“ASU 2011-12”)

The FASB issued ASU 2011-12 in December 2011, which defers indefinitely the new requirement in ASU 2011-05 to present components of reclassification adjustments out of accumulated other comprehensive income on the face of the income statement by income statement line item.

All other requirements in ASU 2011-05 are not affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”)

The FASB issued ASU 2011-11 in December 2011. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. To meet this objective, entities with financial instruments and derivatives that are either offset on the balance sheet or subject to a master netting arrangement or similar arrangement shall disclose the following quantitative information separately for assets and liabilities in tabular format: a) gross amounts of recognized assets and liabilities; b) amounts offset to determine the net amount presented in the balance sheet; c) net amounts presented in the balance sheet; d) amounts subject to an enforceable master netting agreement or similar arrangement not otherwise included in (b), including: amounts related to recognized financial instruments and other derivatives instruments if either management makes an accounting election not to offset or the amounts do not meet the guidance in ASC Section 210-20-45 or ASC Section 815-10-45, and also amounts related to financial collateral (including cash collateral); and e) the net amount after deducting the amounts in (d) from the amounts in (c).

In addition to these tabular disclosures, entities are required to provide a description of the setoff rights associated with assets and liabilities subject to an enforceable master netting arrangement.

An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification (“ASU 2011-10”)

The FASB issued ASU 2011-10 in December 2011. The objective of this ASU is to resolve the diversity in practice about whether the guidance in ASC Subtopic 360-20, “Property, Plant, and Equipment Real Estate Sales” applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. ASU 2011-10 provides that when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in ASC Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under ASC Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt.

ASU 2011-10 should be applied on a prospective basis to deconsolidation events occurring after the effective date; with prior periods not adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, ASU 2011-10 is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted; however, the Corporation is not early adopting this ASU.

The adoption of this guidance will not have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”)

The FASB issued Accounting Standards Update (“ASU”) No. 2011-08 in September 2011. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity the option to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350, Intangibles-Goodwill and Other. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The previous guidance under ASC Topic 350 required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.

This ASU also removes the guidance that permitted the entities to carry forward the calculation of the fair value of the reporting unit from one year to the next if certain conditions are met. In addition, the new qualitative indicators replace those currently used to determine whether an interim goodwill impairment test is required. These indicators are also applicable for assessing whether to perform step two for reporting units with zero or negative carrying amounts.

ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period had not yet been issued. The Corporation did not elect to adopt early the provisions of this ASU.

The provisions of this guidance simplify how entities test for goodwill impairment and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”)

The FASB issued ASU 2011-05 in June 2011. The amendment of this ASU allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. However, the requirement to present components of reclassification adjustments out of accumulated other comprehensive income on the face of the income statement by income statement line item has been deferred indefinitely by ASU 2011-12 as mentioned above. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments to the Codification in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This ASU also does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects, with one amount shown for the aggregate income tax expense or benefit related to the total of other comprehensive income items.

The amendments of this guidance are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011. ASU 2011-05 should be applied retrospectively. Early adoption is permitted.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”)

The FASB issued ASU 2011-04 in May 2011. The amendment of this ASU provides a consistent definition of fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The ASU modifies some fair value measurement principles and disclosure requirements including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity, measuring the fair value of financial instruments that are managed within a portfolio, application of premiums and discounts in a fair value measurement, disclosing quantitative information about unobservable inputs used in Level 3 fair value measurements, and other additional disclosures about fair value measurements.

The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively and early application is not permitted.

The adoption of this guidance is not expected to have a material effect on the consolidated financial statements.

FASB Accounting Standards Update 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”)

The FASB issued ASU 2011-03 in April 2011. The amendment of this ASU affects all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The ASU modifies the criteria for determining when these transactions would be accounted for as financings (secured borrowings / lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). This ASU does not affect other transfers of financial assets. ASC Topic 860 prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repo agreements. That determination is based, in part, on whether the entity has maintained effective control over transferred financial assets.

Specifically, the amendments in this ASU remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early application is not permitted.

The adoption of this guidance is not expected to have a material effect on the consolidated financial statements.

FASB Accounting Standards Update 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 2011-02”)

The FASB issued ASU 2011-02 in April 2011. This ASU clarifies which loan modifications constitute troubled debt restructurings. It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings.

The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach. This update clarifies the existing guidance on whether (1) the creditor has granted a concession and (2) whether the debtor is experiencing financial difficulties. Specifically, ASU 2011-02 (1) provides additional guidance on determining whether a creditor has granted a concession, including guidance on collection of all amounts due, receipt of additional collateral or guarantees from the debtor, and restructuring the debt at a below-market rate; (2) includes examples for creditors to determine whether an insignificant delay in payment is considered a concession; (3) prohibits creditors from using the borrower's effective rate test in ASC Subtopic 470-50 to evaluate whether a concession has been granted to the borrower; (4) adds factors for creditors to use to determine whether the debtor is experiencing financial difficulties; and (5) ends the deferral of the additional disclosures about TDR activities required by ASU 2010-20 and requires public companies to begin providing these disclosures in the period of adoption.

For public companies, the new guidance was effective for interim and annual periods beginning on or after June 15, 2011, and applied retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption. Early application was permitted. For purposes of measuring impairment for receivables that are newly considered impaired under the new guidance, an entity was required to apply the amendments prospectively in the first period of adoption and disclose the total amount of receivables and the allowance for credit losses as of the end of the period of adoption.

The Corporation adopted this guidance in the third quarter of 2011. Refer to Note 11 to the consolidated financial statements for the impact of the adoption of this ASU and the new disclosure requirements.

Business combination	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Business combination

Note 4 – Business combination

On April 30, 2010, the Corporation's banking subsidiary, BPPR, acquired certain assets and assumed certain deposits and liabilities of Westernbank Puerto Rico from the FDIC, as receiver for Westernbank. Also, BPPR entered into loss sharing agreements with the FDIC with respect to a majority of the acquired loans and other real estate (the “covered assets”). Pursuant to the terms of the loss sharing agreements, the FDIC's obligation to reimburse BPPR for losses with respect to covered assets begins with the first dollar of loss incurred. The FDIC will reimburse BPPR for 80% of losses with respect to covered assets, and BPPR will reimburse the FDIC for 80% of recoveries with respect to losses for which the FDIC paid BPPR 80% reimbursement under the loss sharing agreements. The loss sharing agreement applicable to single-family residential mortgage loans provides for FDIC loss and recoveries sharing for ten years. The loss sharing agreement applicable to commercial and consumer loans provides for FDIC loss sharing for five years and BPPR reimbursement to the FDIC for eight years, in each case, on the same terms and conditions as described above.

In addition, BPPR agreed to make a true-up payment obligation (the “true-up payment”) to the FDIC on the date that is 45 days following the last day (the “true-up measurement date”) of the final shared loss month, or upon the final disposition of all covered assets under the loss sharing agreements in the event losses on the loss sharing agreements fail to reach expected levels. The estimated fair value of such true-up payment obligation is recorded as contingent consideration, which is included in the caption of other liabilities in the consolidated statements of financial condition. Under the loss sharing agreements, BPPR will pay to the FDIC 50% of the excess, if any, of: (i) 20% of the intrinsic loss estimate of $4.6 billion (or $925 million)(as determined by the FDIC) less (ii) the sum of: (A) 25% of the asset discount (per bid) (or ($1.1 billion)); plus (B) 25% of the cumulative shared-loss payments (defined as the aggregate of all of the payments made or payable to BPPR minus the aggregate of all of the payments made or payable to the FDIC); plus (C) the sum of the period servicing amounts for every consecutive twelve-month period prior to and ending on the true-up measurement date in respect of each of the loss sharing agreements during which the loss sharing provisions of the applicable loss sharing agreement is in effect (defined as the product of the simple average of the principal amount of shared loss loans and shared loss assets at the beginning and end of such period times 1%).

The following table presents the fair values of major classes of identifiable assets acquired and liabilities assumed by the Corporation as of the April 30, 2010 acquisition date.

	Book value prior to			As recorded by
	purchase accounting	Fair value	Additional	Popular, Inc. on
(In thousands)	adjustments	adjustments	consideration	April 30, 2010
Assets:
Cash and money market investments	$358,132	$-	$-	$358,132
Investment in Federal Home Loan Bank stock	58,610	-	-	58,610
Loans	8,554,744	(3,354,287)	-	5,200,457
FDIC loss share indemnification asset	-	2,425,929	-	2,425,929
Other real estate	125,947	(73,867)	-	52,080
Core deposit intangible	-	24,415	-	24,415
Receivable from FDIC (associated to the note
issued to the FDIC)	-	-	111,101	111,101
Other assets	44,926	-	-	44,926
Goodwill	-	86,841	-	86,841
Total assets	$9,142,359	$(890,969)	$111,101	$8,362,491

Liabilities:
Deposits	$2,380,170	$11,465	$-	$2,391,635
Note issued to the FDIC (including a premium
of $12,411 resulting from the fair value adjustment)	-	-	5,770,495	5,770,495
Equity appreciation instrument	-	-	52,500	52,500
True-up payment obligation	-	88,181	-	88,181
Contingent liability on unfunded loan commitments	-	45,755	-	45,755
Accrued expenses and other liabilities	13,925	-	-	13,925
Total liabilities	$2,394,095	$145,401	$5,822,995	$8,362,491

As part of the transaction, BPPR issued a five-year note to the FDIC, which was secured by a substantial amount of the assets, including loans and foreclosed other real estate properties, acquired in the FDIC-assisted transaction. In addition, as part of the consideration for the transaction, the FDIC received a cash-settled equity appreciation instrument, which is described in detail below.

The following is a description of the methods used to determine the fair values of significant assets acquired and liabilities assumed on the Westernbank FDIC-assisted transaction:

Loans

Fair values for loans were based on a discounted cash flow methodology. Certain loans were valued individually, while other loans were valued as pools. Aggregation into pools considered characteristics such as loan type, payment term, rate type and accruing status. Principal and interest projections considered prepayment rates and credit loss expectations. The discount rates were developed based on the relative risk of the cash flows, taking into account principally the loan type, market rates as of the valuation date, liquidity expectations, and the expected life of the loans.

FDIC loss share indemnification asset and true-up payment obligation

Fair value of the FDIC loss share indemnification asset and true-up payment obligation was estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and taking into account the applicable loss sharing percentages. The expected reimbursements did not include reimbursable amounts related to future covered expenditures. The estimates of expected losses used in valuation of the loss share asset and true-up payment obligation were consistent with the loss estimates used in the valuation of the covered assets. The cash flows were discounted to reflect the estimated timing of the receipt of the loss share reimbursement from the FDIC and the true-up payment due to the FDIC at the end of the loss sharing agreements, to the extent applicable. The discount rate used in the calculations was determined using a yield of an A-rated corporate security with a term based on the weighted average life of the recovery of cash flows plus a risk premium reflecting the uncertainty related to the timing of cash flows and the potential rejection of claims by the FDIC. Due to the increased uncertainty of the true-up payment, an additional risk premium was added to the discount rate.

Receivable from the FDIC

The note issued to the FDIC as of the April 30, 2010 transaction date was determined based on a pro-forma statement of assets acquired and liabilities assumed as of February 24, 2010, the bid transaction date. The receivable from the FDIC represents an adjustment to reconcile the consideration paid based on the assets acquired and liabilities assumed as of April 30, 2010 compared with the pro-forma statement as of February 24, 2010. The carrying amount of this receivable was a reasonable estimate of fair value based on its short-term nature. The receivable from the FDIC was collected by BPPR in June 2010 and is reflected as a cash inflow from financing activities in the consolidated statement of cash flows for the year ended December 31, 2010. The proceeds were remitted to the FDIC in July 2010 as a payment on the note.

Other real estate covered under loss sharing agreements with the FDIC (“OREO”)

OREO includes real estate acquired in settlement of loans. OREO properties were recorded at estimated fair values less costs to sell based on management's assessments of existing appraisals or broker price opinions. The estimated costs to sell were based on past experience with similar property types and terms customary for real estate transactions.

Goodwill

The amount of goodwill is the residual difference in the fair value of liabilities assumed and net consideration paid to the FDIC over the fair value of the assets acquired. The goodwill is deductible for income tax purposes. The goodwill from the Westernbank FDIC-assisted transaction was assigned to the BPPR reportable segment.

Core deposit intangible

This intangible asset represents the value of the relationships that Westernbank had with its deposit customers. The fair value of this intangible asset was estimated based on a discounted cash flow methodology that gave appropriate consideration to expected customer attrition rates, cost of the core deposit base, interest costs, and the net maintenance cost attributable to customer deposits, and the cost of alternative funds.

Deposits

The fair values used for the demand and savings deposits that comprise the transaction accounts acquired, by definition equal the amount payable on demand at the reporting date. The fair values for time deposits were estimated using a discounted cash flow calculation that applies interest rates currently offered to comparable time deposits with similar maturities.

Contingent liability on unfunded loan commitments

Unfunded loan commitments are contractual obligations to provide future funding. The fair value of the liability associated to unfunded loan commitments was principally based on the expected utilization rate or likelihood that the commitment would be exercised. The estimated value of the unfunded commitments was equal to the expected loss associated with the balance expected to be funded. The expected loss was comprised of both credit and non-credit components; therefore, the discounts derived from the loan valuation were applied to the expected balance to be funded to derive the fair value. The unfunded loan commitments outstanding as of the April 30, 2010 transaction date related principally to commercial and construction loans and commercial revolving lines of credit. Losses incurred on loan disbursements made under these unfunded loan commitments are covered by the FDIC loss sharing agreements provided that the Corporation complies with specific requirements under such agreements. The contingent liability on unfunded loan commitments is included as part of “other liabilities” in the consolidated statement of financial condition.

Deferred taxes

Deferred taxes relate to a difference between the financial statement and tax basis of the assets acquired and liabilities assumed in the transaction. Deferred taxes were reported based upon the principles in ASC Topic 740 “Income Taxes”, and were measured using the enacted statutory income tax rate to be in effect for BPPR at the time the deferred tax is expected to reverse.

For income tax purposes, the Westernbank FDIC-assisted transaction was accounted for as an asset purchase and the tax bases of assets acquired were allocated based on fair values using a modified residual method. Under this method, the purchase price was allocated among the assets in order of liquidity (the most liquid first) up to its fair market value.

Note issued to the FDIC

The fair value of the note issued to the FDIC was determined using discounted cash flows based on market rates available for debt with similar terms, including consideration that the debt was collateralized by the assets covered under the loss sharing agreements.

Equity appreciation instrument

BPPR issued an equity appreciation instrument to the FDIC. Under the terms of the equity appreciation instrument, the FDIC had the opportunity to obtain a cash payment with a value equal to the product of (a) 50 million units and (b) the difference between (i) Popular, Inc.'s “average volume weighted price” over the two NASDAQ trading days immediately prior to the exercise date and (ii) the exercise price of $3.43. The equity appreciation instrument was exercisable by the holder thereof, in whole or in part, up to May 7, 2011. The fair value of the equity appreciation instrument was estimated by determining a call option value using the Black-Scholes Option Pricing Model. The equity appreciation instrument was recorded as a liability and any subsequent changes in its estimated fair value were recognized in earnings. The changes in the fair value of the equity appreciation instrument are separately disclosed in the consolidated statements of operations within the non-interest income category.

Restrictions on cash and due from banks and highly liquid securities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Restricted Cash And Cash Equivalents [Text Block]

Note 5- Restrictions on cash and due from banks and certain securities

The Corporation's subsidiary banks are required by federal and state regulatory agencies to maintain average reserve balances with the Federal Reserve Bank of New York (the “Fed”) or other banks. Those required average reserve balances were approximately $838 million at December 31, 2011 (2010 - $835 million). Cash and due from banks, as well as other short-term, highly liquid securities, are used to cover the required average reserve balances.

As required by the Puerto Rico International Banking Center Law, at December 31, 2011 and 2010, the Corporation maintained separately for its two international banking entities (“IBEs”), $0.6 million in time deposits, equally split for the two IBEs, which were considered restricted assets.

At December 31, 2011, the Corporation maintained restricted cash of $2 million to support a letter of credit. The cash is being held in an interest-bearing money market account (2010 - $5 million).

At December 31, 2011 and 2010, the Corporation maintained restricted cash of $1 million that represents funds deposited in an escrow account which are guaranteeing possible liens or encumbrances over the title of insured properties.

At December 31, 2010, the Corporation maintained restricted cash of $33 million in a money market account in conjunction with the note issued to the FDIC.

At December 31, 2011, the Corporation maintained restricted cash of $14 million to comply with the requirements of the credit card networks (2010 - $12 million).

At December 31, 2011, the Corporation maintained restricted cash of $18 million in money market account as a guarantee required by a Puerto Rico municipality.

Securities Purchased under agreements to Resell	12 Months Ended
Dec. 31, 2011
Securities Purchased Under Agreements To Resell [Abstract]
Securities Purchased Under Agreements To Resell [Text Block]

Note 6 - Securities purchased under agreement to resell

The securities purchased underlying the agreements to resell were delivered to, and are held by, the Corporation. The counterparties to such agreements maintain effective control over such securities. The Corporation is permitted by contract to repledge the securities, and has agreed to resell to the counterparties the same or substantially similar securities at the maturity of the agreements.

The fair value of the collateral securities held by the Corporation on these transactions at December 31, was as follows:

(In thousands)	2011	2010
Repledged	$274,829	$171,833
Not repledged	8,608	11,495
Total	$283,437	$183,328

The repledged securities were used as underlying securities for repurchase agreement transactions.

Pledged assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Pledged Assets [Text Block]

Note 7 – Pledged assets

Certain securities, loans and other real estate owned were pledged to secure public and trust deposits, assets sold under agreements to repurchase, other borrowings and credit facilities available, derivative positions, and loan servicing agreements. The classification and carrying amount of the Corporation's pledged assets, in which the secured parties are not permitted to sell or repledge the collateral, were as follows:

(In thousands)	2011	2010
Investment securities available-for-sale, at fair value	$1,894,651	$1,867,249
Investment securities held-to-maturity, at amortized cost	25,000	25,770
Loans held-for-sale measured at lower of cost or fair value	5,286	2,862
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	-	4,787,002
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	10,279,579	9,695,200
Other real estate covered under loss sharing agreements with the FDIC	-	57,565
Total pledged assets	$12,204,516	$16,435,648

Pledged securities and loans that the creditor has the right by custom or contract to repledge are presented separately on the consolidated statements of financial condition.

At December 31, 2011, investment securities available-for-sale and held-to-maturity totaling $ 1.4 billion, and loans of $ 0.4 billion, served as collateral to secure public funds (December 31, 2010 - $ 1.3 billion and $ 0.5 billion, respectively).

At December 31, 2011, the Corporation's banking subsidiaries had short-term and long-term credit facilities authorized with the Federal Home Loan Bank system (the “FHLB”) aggregating $2.0 billion (December 31, 2010 - $1.6 billion). Refer to Notes 19 and 20 to the consolidated financial statements for borrowings outstanding under these credit facilities. At December 31, 2011, the credit facilities authorized with the FHLB were collateralized by $ 4.9 billion in loans held-in-portfolio (December 31, 2010 - $ 3.8 billion). Also, BPPR had a borrowing capacity at the Fed discount window of $2.6 billion (December 31, 2010 - $2.7 billion), which remained unused as of such date. The amount available under this credit facility is dependent upon the balance of loans and securities pledged as collateral. At December 31, 2011, the credit facilities with the Fed discount window were collateralized by $ 4.0 billion in loans held-in-portfolio (December 31, 2010 -$ 4.2 billion). These pledged assets are included in the above table and were not reclassified and separately reported in the consolidated statement of financial condition.

In addition, at December 31, 2011, securities sold but not yet delivered amounting to $68 million were pledged to secure repurchase agreements.

Loans held-in-portfolio and other real estate owned that are covered by loss sharing agreements with the FDIC served as collateral to secure the note issued to the FDIC as part of the Westernbank FDIC-assisted transaction.

Investment securities	12 Months Ended
Dec. 31, 2011
Available-for-sale Securities
Investment securities

Note 8 – Investment securities available-for-sale

The following table presents the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale at December 31, 2011 and 2010 (2009 - only fair value is presented).

	2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$34,980	$3,688	$-	$38,668	3.35%
Total U.S. Treasury securities	34,980	3,688	-	38,668	3.35
Obligations of U.S. Government sponsored entities
Within 1 year	94,492	2,382	-	96,874	3.45
After 1 to 5 years	655,625	25,860	-	681,485	3.38
After 5 to 10 years	171,633	2,969	-	174,602	2.94
After 10 years	32,086	499	-	32,585	3.20
Total obligations of U.S. Government sponsored entities	953,836	31,710	-	985,546	3.30
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	765	9	-	774	4.97
After 1 to 5 years	14,824	283	31	15,076	4.07
After 5 to 10 years	4,595	54	-	4,649	5.33
After 10 years	37,320	909	-	38,229	5.38
Total obligations of Puerto Rico, States and political subdivisions	57,504	1,255	31	58,728	5.03
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	2,424	49	-	2,473	3.28
After 5 to 10 years	55,096	1,446	-	56,542	2.64
After 10 years	1,589,373	49,462	208	1,638,627	2.84
Total collateralized mortgage obligations - federal agencies	1,646,893	50,957	208	1,697,642	2.83
Collateralized mortgage obligations - private label
After 5 to 10 years	5,653	1	181	5,473	0.81
After 10 years	59,460	-	7,141	52,319	2.44
Total collateralized mortgage obligations - private label	65,113	1	7,322	57,792	2.30
Mortgage-backed securities
Within 1 year	57	1	-	58	3.91
After 1 to 5 years	7,564	328	-	7,892	3.86
After 5 to 10 years	111,639	8,020	1	119,658	4.66
After 10 years	1,870,736	141,274	49	2,011,961	4.25
Total mortgage-backed securities	1,989,996	149,623	50	2,139,569	4.27
Equity securities (without contractual maturity)	6,594	426	104	6,916	2.96
Other
After 5 to 10 years	17,850	700	-	18,550	10.99
After 10 years	6,311	101	-	6,412	3.61
Total other	24,161	801	-	24,962	9.06
Total investment securities available-for-sale	$4,779,077	$238,461	$7,715	$5,009,823	3.58%

	2010					2009
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average	Fair
(In thousands)	cost	gains	losses	value	yield	value
U.S. Treasury securities
After 1 to 5 years	$7,001	$122	$-	$7,123	1.50%	$-
After 5 to 10 years	28,676	2,337	-	31,013	3.81	30,452
Total U.S. Treasury securities	35,677	2,459	-	38,136	3.36	30,452
Obligations of U.S. Government sponsored entities
Within 1 year	153,738	2,043	-	155,781	3.39	356,915
After 1 to 5 years	1,000,955	53,681	661	1,053,975	3.72	1,235,469
After 5 to 10 years	1,512	36	-	1,548	6.30	28,492
After 10 years	-	-	-	-	-	27,060
Total obligations of U.S. Government sponsored entities	1,156,205	55,760	661	1,211,304	3.68	1,647,936
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	10,404	19	-	10,423	3.92	-
After 1 to 5 years	15,853	279	5	16,127	4.52	22,303
After 5 to 10 years	20,765	43	194	20,614	5.07	50,527
After 10 years	5,505	52	19	5,538	5.28	7,779
Total obligations of Puerto Rico, States and political
subdivisions	52,527	393	218	52,702	4.70	80,609
Collateralized mortgage obligations - federal agencies
Within 1 year	77	1	-	78	3.88	41
After 1 to 5 years	1,846	105	-	1,951	4.77	4,995
After 5 to 10 years	107,186	1,507	936	107,757	2.50	127,098
After 10 years	1,096,271	32,248	11	1,128,508	2.87	1,468,056
Total collateralized mortgage obligations - federal agencies	1,205,380	33,861	947	1,238,294	2.84	1,600,190
Collateralized mortgage obligations - private label
After 5 to 10 years	10,208	31	158	10,081	1.20	20,232
After 10 years	79,311	78	4,532	74,857	2.29	97,326
Total collateralized mortgage obligations - private label	89,519	109	4,690	84,938	2.17	117,558
Mortgage-backed securities
Within 1 year	2,983	101	-	3,084	3.62	27,390
After 1 to 5 years	15,738	649	3	16,384	3.98	30,940
After 5 to 10 years	170,662	10,580	3	181,239	4.71	214,261
After 10 years	2,289,210	86,870	632	2,375,448	4.26	2,937,588
Total mortgage-backed securities	2,478,593	98,200	638	2,576,155	4.29	3,210,179
Equity securities (without contractual maturity)	8,722	855	102	9,475	3.43	7,790
Other
After 5 to 10 years	17,850	262	-	18,112	10.98	-
After 10 years	7,805	-	69	7,736	3.62	-
Total other	25,655	262	69	25,848	8.74	-
Total investment securities available-for-sale	$5,052,278	$191,899	$7,325	$5,236,852	3.78%	$6,694,714

The weighted average yield on investment securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investment securities available-for-sale at December 31, 2011, by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$95,314	$97,706
After 1 to 5 years	715,417	745,594
After 5 to 10 years	366,466	379,474
After 10 years	3,595,286	3,780,133
Total	4,772,483	5,002,907
Equity securities	6,594	6,916
Total investment securities available-for-sale	$4,779,077	$5,009,823

Proceeds from the sale of investment securities available-for-sale during 2011 were $ 262.4 million (2010 - $397.1 million; 2009 - $3.8 billion). Gross realized gains and losses on the sale of investment securities available-for-sale, for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
(In thousands)	2011	2010	2009
Gross realized gains	$8,514	$3,768	$184,705
Gross realized losses	(130)	(6)	(361)
Net realized gains on sale of investment securities available-for-sale	$8,384	$3,762	$184,344

The following tables present the Corporation's fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011, and 2010.

	At December 31, 2011

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political
subdivisions	$7,817	$28	$191	$3	$8,008	$31
Collateralized mortgage obligations - federal agencies	90,543	208	-	-	90,543	208
Collateralized mortgage obligations - private label	13,595	539	44,148	6,783	57,743	7,322
Mortgage-backed securities	5,577	14	1,466	36	7,043	50
Equity securities	5,199	95	2	9	5,201	104
Total investment securities available-for-sale in an
unrealized loss position	$122,731	$884	$45,807	$6,831	$168,538	$7,715

	At December 31, 2010

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$24,284	$661	$-	$-	$24,284	$661
Obligations of Puerto Rico, States and political
subdivisions	19,357	213	303	5	19,660	218
Collateralized mortgage obligations - federal agencies	40,212	945	2,505	2	42,717	947
Collateralized mortgage obligations - private label	21,231	292	52,302	4,398	73,533	4,690
Mortgage-backed securities	33,261	406	9,257	232	42,518	638
Equity securities	3	8	43	94	46	102
Other	7,736	69	-	-	7,736	69
Total investment securities available-for-sale in an
unrealized loss position	$146,084	$2,594	$64,410	$4,731	$210,494	$7,325

Management evaluates investment securities for other-than-temporary (“OTTI”) declines in fair value on a quarterly basis. Once a decline in value is determined to be other-than-temporary, the value of a debt security is reduced and a corresponding charge to earnings is recognized for anticipated credit losses. Also, for equity securities that are considered other-than-temporarily impaired, the excess of the security's carrying value over its fair value at the evaluation date is accounted for as a loss in the results of operations. The OTTI analysis requires management to consider various factors, which include, but are not limited to: (1) the length of time and the extent to which fair value has been less than the amortized cost basis, (2) the financial condition of the issuer or issuers, (3) actual collateral attributes, (4) the payment structure of the debt security and the likelihood of the issuer being able to make payments, (5) any rating changes by a rating agency, (6) adverse conditions specifically related to the security, industry, or a geographic area, and (7) management's intent to sell the debt security or whether it is more likely than not that the Corporation would be required to sell the debt security before a forecasted recovery occurs.

At December 31, 2011, management performed its quarterly analysis of all debt securities in an unrealized loss position. Based on the analyses performed, management concluded that no individual debt security was other-than-temporarily impaired as of such date. At December 31, 2011, the Corporation did not have the intent to sell debt securities in an unrealized loss position and it is not more likely than not that the Corporation will have to sell the investment securities prior to recovery of their amortized cost basis. Also, management evaluated the Corporation's portfolio of equity securities at December 31, 2011. During the year ended December 31, 2011, the Corporation recorded $340 thousand in losses on certain equity securities considered other-than-temporary impairment (2010 - $264 thousand). Management has the intent and ability to hold the investments in equity securities that are at a loss position at December 31, 2011, for a reasonable period of time for a forecasted recovery of fair value up to (or beyond) the cost of these investments.

The unrealized losses associated with “Collateralized mortgage obligations – private label” (“private-label CMO”) are primarily related to securities backed by residential mortgages. In addition to verifying the credit ratings for the private-label CMOs, management analyzed the underlying mortgage loan collateral for these bonds. Various statistics or metrics were reviewed for each private-label CMO, including among others, the weighted average loan-to-value, FICO score, and delinquency and foreclosure rates of the underlying assets in the securities. At December 31, 2011, there were no “sub-prime” securities in the Corporation's private-label CMOs portfolios. For private-label CMOs with unrealized losses at December 31, 2011, credit impairment was assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements that exist in that structure. The cash flow model incorporates actual cash flows through the current period and then projects the expected cash flows using a number of assumptions, including default rates, loss severity and prepayment rates. Management's assessment also considered tests using more stressful parameters. Based on the assessments, management concluded that the tranches of the private-label CMOs held by the Corporation were not other-than-temporarily impaired at December 31, 2011, thus management expects to recover the amortized cost basis of the securities.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer (includes available-for-sale and held-to-maturity securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders' equity. This information excludes securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2011		2010

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$1,049,315	$1,089,069	$757,812	$789,838
FHLB	553,940	578,617	1,003,395	1,056,549
Freddie Mac	984,270	1,010,669	637,644	654,495

Held-to-maturity Securities
Investment securities

Note 9 – Investment securities held-to-maturity

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity at December 31, 2011 and 2010 (2009 – only amortized cost is presented).

	2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$7,275	$6	$-	$7,281	2.24%
After 1 to 5 years	11,174	430	-	11,604	5.80
After 5 to 10 years	18,512	266	90	18,688	5.99
After 10 years	62,012	40	855	61,197	4.11
Total obligations of Puerto Rico, States and political
subdivisions	98,973	742	945	98,770	4.51
Collateralized mortgage obligations - private label
After 10 years	160	-	9	151	5.45
Total collateralized mortgage obligations - private label	160	-	9	151	5.45
Other
After 1 to 5 years	26,250	83	-	26,333	3.41
Total other	26,250	83	-	26,333	3.41
Total investment securities held-to-maturity	$125,383	$825	$954	$125,254	4.28%

	2010					2009
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average	Amortized
(In thousands)	cost	gains	losses	value	yield	cost
U.S. Treasury securities
Within 1 year	$25,873	$-	$1	$25,872	0.11%	$25,777
Total U.S. Treasury securities	25,873	-	1	25,872	0.11	25,777
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	2,150	6	-	2,156	5.33	7,015
After 1 to 5 years	15,529	333	-	15,862	4.10	109,415
After 5 to 10 years	17,594	115	268	17,441	5.96	17,112
After 10 years	56,702	-	1,649	55,053	4.25	48,600
Total obligations of Puerto Rico, States and political
subdivisions	91,975	454	1,917	90,512	4.58	182,142
Collateralized mortgage obligations - private label
After 10 years	176	-	10	166	5.45	220
Total collateralized mortgage obligations - private label	176	-	10	166	5.45	220
Other
Within 1 year	4,080	-	-	4,080	1.15	3,573
After 1 to 5 years	250	-	7	243	1.20	1,250
Total other	4,330	-	7	4,323	1.15	4,823
Total investment securities held-to-maturity	$122,354	$454	$1,935	$120,873	3.51%	$212,962

Securities not due on a single contractual maturity date, such as collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following tables present the aggregate amortized cost and fair value of investments securities held-to-maturity at December 31, 2011, by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$7,275	$7,281
After 1 to 5 years	37,424	37,937
After 5 to 10 years	18,512	18,688
After 10 years	62,172	61,348
Total investment securities held-to-maturity	$125,383	$125,254

The following tables present the Corporation's fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

	At December 31, 2011

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$10,323	$92	$31,062	$853	$41,385	$945
Collateralized mortgage obligations - private label	-	-	151	9	151	9
Total investment securities held-to-maturity in an unrealized
loss position	$10,323	$92	$31,213	$862	$41,536	$954

	At December 31, 2010

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

U.S. Treasury securities	$25,872	$1	$-	$-	$25,872	$1
Obligations of Puerto Rico, States and political subdivisions	51,995	1,915	773	2	52,768	1,917
Collateralized mortgage obligations - private label	-	-	166	10	166	10
Other	243	7	-	-	243	7
Total investment securities held-to-maturity in an unrealized
loss position	$78,110	$1,923	$939	$12	$79,049	$1,935

As indicated in Note 8 to these consolidated financial statements, management evaluates investment securities for OTTI declines in fair value on a quarterly basis.

The “Obligations of Puerto Rico, States and political subdivisions” classified as held-to-maturity at December 31, 2011 are primarily associated with securities issued by municipalities of Puerto Rico and are generally not rated by a credit rating agency. The Corporation performs periodic credit quality reviews on these issuers.

Loans	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Loans

Note 10 – Loans

The risks of the Westernbank FDIC-assisted transaction acquired loans are significantly different from those loans not covered under the FDIC loss sharing agreements because of the loss protection provided by the FDIC. Accordingly, the Corporation presents loans subject to the loss sharing agreements as “covered loans” in the information below and loans that are not subject to the FDIC loss sharing agreements as “non-covered loans”.

For a summary of the accounting policy related to loans, interest recognition and allowance for loan losses refer to the summary of significant accounting policies included in Note 2 to these consolidated financial statements.

The following tables present the composition of loans held-in-portfolio (“HIP”), net of unearned income, at December 31, 2011 and 2010.

	Non-covered loans at	Covered loans at	Total loans HIP at
(In thousands)	December 31, 2011	December 31, 2011	December 31, 2011
Commercial real estate	$6,689,686	$2,271,295	$8,960,981
Commercial and industrial	3,845,200	241,447	4,086,647
Construction	311,628	546,826	858,454
Mortgage	5,518,460	1,172,954	6,691,414
Leasing	563,867	-	563,867
Consumer:
Credit cards	1,230,029	-	1,230,029
Home equity lines of credit	557,894	-	557,894
Personal	1,130,593	-	1,130,593
Auto	518,476	-	518,476
Other	236,763	116,181	352,944
Total loans held-in-portfolio[1]	$20,602,596	$4,348,703	$24,951,299

[1]	Loans held-in-portfolio at December 31, 2011 are net of $101 million in unearned income and exclude $363 million in loans held-for-sale.

	Non-covered loans at	Covered loans at	Total loans HIP at
(In thousands)	December 31, 2010	December 31, 2010	December 31, 2010
Commercial real estate	$7,006,676	$2,463,549	$9,470,225
Commercial and industrial	4,386,809	303,632	4,690,441
Construction	500,851	640,492	1,141,343
Mortgage	4,524,722	1,259,459	5,784,181
Leasing	602,993	-	602,993
Consumer:
Credit cards	1,132,308	-	1,132,308
Home equity lines of credit	568,353	-	568,353
Personal	1,236,067	-	1,236,067
Auto	503,757	-	503,757
Other	265,499	169,750	435,249
Total loans held-in-portfolio[1]	$20,728,035	$4,836,882	$25,564,917

[1]	Loans held-in-portfolio at December 31, 2010 are net of $106 million in unearned income and exclude $894 million in loans held-for-sale.

The following table provides a breakdown of loans held-for-sale (“LHFS”) at December 31, 2011 and 2010 by main categories.

(In thousands)	December 31, 2011	December 31, 2010
Commercial	$26,198	$60,528
Construction	236,045	412,744
Mortgage	100,850	420,666
Total	$363,093	$893,938

During the year ended December 31, 2011, the Corporation recorded purchases of mortgage loans amounting to $1.3 billion. In addition, during the year ended December 31, 2011, the Corporation recorded purchases of credit cards relationships with balances of approximately $131 million. There were no significant purchases of commercial and construction loans during 2011.

The Corporation sold approximately $350 million of residential mortgage loans during the year ended December 31, 2011. Also, the Corporation securitized approximately $907 million of mortgage loans to Government National Mortgage Association (“GNMA”) mortgage-backed securities during the year ended December 31, 2011. Furthermore, the Corporation securitized approximately $206 million of mortgage loans in Federal Mortgage Association (“FNMA”) mortgage-backed securities during the year ended December 31, 2011.

During the third quarter of 2011, the Corporation transferred $27 million of commercial and construction loans held-in-portfolio to loans to held-for-sale at a value of $14 million. This resulted in a write-down at the time of transfer of $12.7 million. Also, during the quarter ended September 30, 2011, these loans as well as other construction and commercial loans held-for sale with a combined book value of $128 million were sold to a newly created joint venture in which the Corporation holds a minority interest. Refer to Note 28 to the consolidated financial statements for details of this transaction. Besides this sale, the Corporation sold commercial and construction loans with a book value of approximately $30 million during the year ended December 31, 2011.

Non-covered loans

The following tables present non-covered loans held-in-portfolio that are in non-performing status and accruing loans past due 90 days or more by loan class at December 31, 2011 and 2010. Accruing loans past due 90 days or more consist primarily of credit cards, FHA / VA and other insured mortgage loans, and delinquent mortgage loans included in the Corporation's financial statements pursuant to GNMA's buy-back option program. Servicers of loans underlying GNMA mortgage-backed securities must report as their own assets the defaulted loans that they have the option (but not the obligation) to repurchase, even when they elect not to exercise that option. Also, accruing loans past due 90 days or more include residential conventional loans purchased from other financial institutions that, although delinquent, the Corporation has received timely payment from the sellers / servicers, and, in some instances, have partial guarantees under recourse agreements. However, residential conventional loans purchased from other financial institutions, which are in the process of foreclosure, are classified as non-performing mortgage loans.

At December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.
		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial real estate	$453,879	$-	$182,158	$-	$636,037	$-
Commercial and industrial	177,292	675	59,544	-	236,836	675
Construction	53,859	-	75,140	-	128,999	-
Mortgage	649,279	280,912	37,223	-	686,502	280,912
Leasing	5,642	-	166	-	5,808	-
Consumer:
Credit cards	-	25,748	735	-	735	25,748
Home equity lines of credit	-	157	10,065	-	10,065	157
Personal	19,317	-	1,516	-	20,833	-
Auto	6,830	-	34	-	6,864	-
Other	5,144	468	27	-	5,171	468
Total[1]	$1,371,242	$307,960	$366,608	$-	$1,737,850	$307,960

[1] For purposes of this table non-performing loans exclude $ 262 million in non-performing loans held-for-sale.

At December 31, 2010
	Puerto Rico		U.S. mainland		Popular, Inc.
		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial real estate	$370,677	$-	$182,456	$-	$553,133	$-
Commercial and industrial	114,792	-	57,102	-	171,894	-
Construction	64,678	-	173,876	-	238,554	-
Mortgage	518,446	292,387	23,587	-	542,033	292,387
Leasing	5,674	-	263	-	5,937	-
Consumer:
Credit cards	-	33,514	-	-	-	33,514
Home equity lines of credit	-	-	17,562	-	17,562	-
Personal	22,816	-	5,369	-	28,185	-
Auto	7,528	-	135	-	7,663	-
Other	6,892	1,442	-	-	6,892	1,442
Total[1]	$1,111,503	$327,343	$460,350	$-	$1,571,853	$327,343

[1] For purposes of this table non-performing loans exclude $ 672 million in non-performing loans held-for-sale.

At December 31, 2011 non-covered loans held-in-portfolio on which the accrual of interest income had been discontinued amounted to $1.7 billion (December 31, 2010 - $1.6 billion). Non-accruing loans at December 31, 2011 include $44 million in consumer loans (December 31, 2010 - $60 million).

The following tables present loans by past due status at December 31, 2011 and 2010 for non-covered loans held-in-portfolio (net of unearned income).

December 31, 2011
Puerto Rico
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial real estate	$56,597	$21,586	$453,879	$532,062	$3,075,090	$3,607,152
Commercial and industrial	46,013	17,233	177,967	241,213	2,622,217	2,863,430
Construction	608	21,055	53,859	75,522	85,419	160,941
Mortgage	202,072	98,565	930,191	1,230,828	3,458,655	4,689,483
Leasing	7,927	2,301	5,642	15,870	532,836	548,706
Consumer:
Credit cards	14,507	11,479	25,748	51,734	1,164,086	1,215,820
Home equity lines of credit	155	395	157	707	19,344	20,051
Personal	17,583	10,434	19,317	47,334	935,854	983,188
Auto	22,677	5,883	6,830	35,390	480,874	516,264
Other	1,740	1,442	5,612	8,794	226,310	235,104
Total	$369,879	$190,373	$1,679,202	$2,239,454	$12,600,685	$14,840,139

December 31, 2011
U.S. mainland
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial real estate	$69,079	$6,882	$182,158	$258,119	$2,824,415	$3,082,534
Commercial and industrial	24,436	7,858	59,544	91,838	889,932	981,770
Construction	3,921	-	75,140	79,061	71,626	150,687
Mortgage	30,594	13,190	37,223	81,007	747,970	828,977
Leasing	201	204	166	571	14,590	15,161
Consumer:
Credit cards	314	229	735	1,278	12,931	14,209
Home equity lines of credit	7,090	3,587	10,065	20,742	517,101	537,843
Personal	3,574	2,107	1,516	7,197	140,208	147,405
Auto	106	37	34	177	2,035	2,212
Other	29	10	27	66	1,593	1,659
Total	$139,344	$34,104	$366,608	$540,056	$5,222,401	$5,762,457

December 31, 2011
Popular, Inc.
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial real estate	$125,676	$28,468	$636,037	$790,181	$5,899,505	$6,689,686
Commercial and industrial	70,449	25,091	237,511	333,051	3,512,149	3,845,200
Construction	4,529	21,055	128,999	154,583	157,045	311,628
Mortgage	232,666	111,755	967,414	1,311,835	4,206,625	5,518,460
Leasing	8,128	2,505	5,808	16,441	547,426	563,867
Consumer:
Credit cards	14,821	11,708	26,483	53,012	1,177,017	1,230,029
Home equity lines of credit	7,245	3,982	10,222	21,449	536,445	557,894
Personal	21,157	12,541	20,833	54,531	1,076,062	1,130,593
Auto	22,783	5,920	6,864	35,567	482,909	518,476
Other	1,769	1,452	5,639	8,860	227,903	236,763
Total	$509,223	$224,477	$2,045,810	$2,779,510	$17,823,086	$20,602,596

December 31, 2010
Puerto Rico
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial real estate	$47,064	$25,547	$370,677	$443,288	$3,412,310	$3,855,598
Commercial and industrial	34,703	23,695	114,792	173,190	2,688,228	2,861,418
Construction	6,356	3,000	64,678	74,034	94,322	168,356
Mortgage	188,468	83,789	810,833	1,083,090	2,566,610	3,649,700
Leasing	10,737	2,274	5,674	18,685	554,102	572,787
Consumer:
Credit cards	16,073	12,758	33,514	62,345	1,054,081	1,116,426
Personal	21,004	11,830	22,816	55,650	965,610	1,021,260
Auto	22,076	5,301	7,528	34,905	459,745	494,650
Other	3,799	1,318	8,334	13,451	252,048	265,499
Total	$350,280	$169,512	$1,438,846	$1,958,638	$12,047,056	$14,005,694

December 31, 2010
U.S. mainland
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial real estate	$68,903	$10,322	$182,456	$261,681	$2,889,397	$3,151,078
Commercial and industrial	30,372	15,079	57,102	102,553	1,422,838	1,525,391
Construction	30,105	292	173,876	204,273	128,222	332,495
Mortgage	38,550	12,751	23,587	74,888	800,134	875,022
Leasing	1,008	224	263	1,495	28,711	30,206
Consumer:
Credit cards	343	357	-	700	15,182	15,882
Home equity lines of credit	6,116	6,873	17,562	30,551	537,802	568,353
Personal	5,559	2,689	5,369	13,617	201,190	214,807
Auto	375	98	135	608	8,499	9,107
Total	$181,331	$48,685	$460,350	$690,366	$6,031,975	$6,722,341

December 31, 2010
Popular, Inc.
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial real estate	$115,967	$35,869	$553,133	$704,969	$6,301,707	$7,006,676
Commercial and industrial	65,075	38,774	171,894	275,743	4,111,066	4,386,809
Construction	36,461	3,292	238,554	278,307	222,544	500,851
Mortgage	227,018	96,540	834,420	1,157,978	3,366,744	4,524,722
Leasing	11,745	2,498	5,937	20,180	582,813	602,993
Consumer:
Credit cards	16,416	13,115	33,514	63,045	1,069,263	1,132,308
Home equity lines of credit	6,116	6,873	17,562	30,551	537,802	568,353
Personal	26,563	14,519	28,185	69,267	1,166,800	1,236,067
Auto	22,451	5,399	7,663	35,513	468,244	503,757
Other	3,799	1,318	8,334	13,451	252,048	265,499
Total	$531,611	$218,197	$1,899,196	$2,649,004	$18,079,031	$20,728,035

The following table provides a breakdown of loans held-for-sale (“LHFS”) in non-performing status at December 31, 2011 and 2010 by main categories.

(In thousands)	December 31, 2011	December 31, 2010
Commercial	$26,198	$60,528
Construction	236,045	412,204
Mortgage	59	199,025
Total	$262,302	$671,757

The components of the net financing leases receivable at December 31, 2011 and 2010 were as follows:

(In thousands)	2011	2010
Total minimum lease payments	$520,226	$551,000
Estimated residual value of leased property	134,194	147,667
Deferred origination costs, net of fees	6,691	7,109
Less - Unearned financing income	97,244	102,783
Net minimum lease payments	563,867	602,993
Less - Allowance for loan losses	4,891	13,153
	$558,976	$589,840

At December 31, 2011, future minimum lease payments are expected to be received as follows:

(In thousands)
2012	$154,005
2013	127,280
2014	100,748
2015	80,011
2016 and thereafter	58,182
$520,226

Covered loans

Covered loans acquired in the Westernbank FDIC-assisted transaction, except for lines of credit with revolving privileges, are accounted for by the Corporation in accordance with ASC Subtopic 310-30. Under ASC Subtopic 310-30, the acquired loans were aggregated into pools based on similar characteristics. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. The covered loans which are accounted for under ASC Subtopic 310-30 by the Corporation are not considered non-performing and will continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected. The Corporation measures additional losses for this portfolio when it is probable the Corporation will be unable to collect all cash flows expected at acquisition plus additional cash flows expected to be collected arising from changes in estimates after acquisition. Lines of credit with revolving privileges that were acquired as part of the Westernbank FDIC-assisted transaction are accounted for under the guidance of ASC Subtopic 310-20, which requires that any differences between the contractually required loan payment receivable in excess of the Corporation's initial investment in the loans be accreted into interest income. Loans accounted for under ASC Subtopic 310-20 are placed in non-accrual status when past due in accordance with the Corporation's non-accruing policy and any accretion of discount is discontinued.

The following table presents covered loans in non-performing status and accruing loans past-due 90 days or more by loan class at December 31, 2011 and 2010.

	December 31, 2011		December 31, 2010
	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$14,241	$125	$14,172	$-
Commercial and industrial	63,858	1,392	10,635	60
Construction	4,598	5,677	1,168	-
Mortgage	423	113	-	8,648
Consumer	516	377	-	2,308
Total[1]	$83,636	$7,684	$25,975	$11,016

[1] Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

The following tables present loans by past due status at December 31, 2011 and 2010 for covered loans held-in-portfolio. The information considers covered loans accounted for under ASC Subtopic 310-20 and ASC Subtopic 310-30.

December 31, 2011
Covered loans
	Past due
						Covered loans
	30-59	60-89	90 days	Total		held-in-
(In thousands)	days	days	or more	past due	Current	portfolio
Commercial real estate	$35,286	$25,273	$519,222	$579,781	$1,691,514	$2,271,295
Commercial and industrial	4,438	1,390	99,555	105,383	136,064	241,447
Construction	997	625	434,661	436,283	110,543	546,826
Mortgage	32,371	28,238	196,541	257,150	915,804	1,172,954
Consumer	2,913	3,289	15,551	21,753	94,428	116,181
Total covered loans	$76,005	$58,815	$1,265,530	$1,400,350	$2,948,353	$4,348,703

December 31, 2010
Covered loans
	Past due
						Covered loans
	30-59	60-89	90 days	Total		held-in-
(In thousands)	days	days	or more	past due	Current	portfolio
Commercial real estate	$108,244	$89,403	$434,956	$632,603	$1,830,946	$2,463,549
Commercial and industrial	12,091	5,491	32,585	50,167	253,465	303,632
Construction	23,445	11,906	351,386	386,737	253,755	640,492
Mortgage	80,978	34,897	119,745	235,620	1,023,839	1,259,459
Consumer	8,917	4,483	14,612	28,012	141,738	169,750
Total covered loans	$233,675	$146,180	$953,284	$1,333,139	$3,503,743	$4,836,882

The following table presents loans acquired as part of the Westernbank FDIC-assisted transaction accounted for pursuant to ASC Subtopic 310-30 at the April 30, 2010 acquisition date. The information presented includes loans determined to be impaired at the time of acquisition (“credit impaired loans”), and loans that were considered to be performing at the acquisition date and are accounted for by analogy to ASC Subtopic 310-30 (“non-credit impaired loans”). Refer to Note 2 in these consolidated financial statements for a description of the Corporation's significant accounting policies related to acquired loans and criteria considered by management to apply ASC 310-30 by analogy to non-credit impaired loans.

	April 30, 2010
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total
Contractually-required principal and interest	$7,855,033	$1,995,580	$9,850,613
Non-accretable difference	2,154,542	1,248,365	3,402,907
Cash flows expected to be collected	5,700,491	747,215	6,447,706
Accretable yield	1,487,634	50,425	1,538,059
Fair value of loans accounted for under
ASC Subtopic 310-30	$4,212,857	$696,790	$4,909,647

The cash flows expected to be collected consider the estimated remaining life of the underlying loans and include the effects of estimated prepayments. The unpaid principal balance of the acquired loans from the Westernbank FDIC-assisted transaction that are accounted for under ASC Subtopic 310-30 amounted to $8.1 billion at the April 30, 2010 transaction date.

The carrying amount of the loans acquired as part of the Westernbank FDIC-assisted transaction at December 31, 2011 and 2010 consisted of loans determined to be impaired at the time of acquisition, which are accounted for in accordance with ASC Subtopic 310-30 (“credit impaired loans”), and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Subtopic 310-30 (“non-credit impaired loans”), as detailed in the following tables.

	December 31, 2011			December 31, 2010
	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,920,141	$215,560	$2,135,701	$2,133,600	$247,654	$2,381,254
Commercial and industrial	85,859	4,621	90,480	117,869	8,257	126,126
Construction	279,561	260,208	539,769	341,866	292,341	634,207
Mortgage	1,065,842	102,027	1,167,869	1,156,879	87,062	1,243,941
Consumer	95,048	7,604	102,652	144,165	10,235	154,400
Carrying amount	3,446,451	590,020	4,036,471	3,894,379	645,549	4,539,928
Allowance for loan losses	(62,951)	(20,526)	(83,477)	-	-	-
Carrying amount, net of allowance	$3,383,500	$569,494	$3,952,994	$3,894,379	$645,549	$4,539,928

The outstanding principal balance of covered loans accounted pursuant to ASC Subtopic 310-30, including amounts charged off by the Corporation, amounted to $6.0 billion at December 31, 2011 (December 31, 2010 - $7.7 billion). At December 31, 2011, none of the acquired loans from the Westernbank FDIC-assisted transaction accounted for under ASC Subtopic 310-30 were considered non-performing loans. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Changes in the carrying amount and the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction, which are accounted pursuant to the ASC Subtopic 310-30, for the years ended December 31, 2011 and 2010, were as follows:

	Accretable yield
	For the year ended
	December 31, 2011			December 31, 2010
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,307,927	$23,181	$1,331,108	$-	$-	$-
Additions	-	-	-	1,487,634	50,425	1,538,059
Accretion	(271,760)	(80,641)	(352,401)	(179,707)	(27,244)	(206,951)
Change in expected cash flows	392,597	98,955	491,552	-	-	-
Ending balance	$1,428,764	$41,495	$1,470,259	$1,307,927	$23,181	$1,331,108

	Carrying amount of loans accounted for pursuant to ASC 310-30
	For the year ended
	December 31, 2011			December 31, 2010
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$3,894,379	$645,549	$4,539,928	$-	$-	$-
Additions	-	-	-	4,212,857	696,790	4,909,647
Accretion	271,760	80,641	352,401	179,707	27,244	206,951
Collections	(719,688)	(136,170)	(855,858)	(498,185)	(78,485)	(576,670)
Ending balance	$3,446,451	$590,020	$4,036,471	$3,894,379	$645,549	$4,539,928
Allowance for loan losses
ASC 310-30 covered loans	(62,951)	(20,526)	(83,477)	-	-	-
	$3,383,500	$569,494	$3,952,994	$3,894,379	$645,549	$4,539,928

During the year ended December 31, 2011, the Corporation recorded an allowance for loan losses related to the acquired covered loans that are accounted for under ASC Subtopic 310-30 as certain pools reflected lower expected cash flows. The following table provides the activity in the allowance for loan losses related to these acquired loans for the year ended December 31, 2011.

ASC 310-30 loans
(In thousands)	December 31, 2011
Balance at beginning of period	$-
Provision for loan losses	89,802
Net charge-offs	(6,325)
Balance at end of period	$83,477

There was no need to record an allowance for loan losses related to the covered loans at December 31, 2010.

The Corporation accounts for lines of credit with revolving privileges under the accounting guidance of ASC Subtopic 310-20, which requires that any differences between the contractually required loan payment receivable in excess of the initial investment in the loans be accreted into interest income over the life of the loan, if the loan is accruing interest. The following table presents acquired loans accounted for under ASC Subtopic 310-20 at the April 30, 2010 acquisition date:

(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$290,810
Gross contractual amounts receivable (principal and interest)	$457,201
Estimate of contractual cash flows not expected to be collected	$164,427

The cash flows expected to be collected consider the estimated remaining life of the underlying loans and include the effects of estimated prepayments.

Covered loans accounted for under ASC Subtopic 310-20 amounted to $0.3 billion at December 31, 2011 and 2010.

Allowance for loan losses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Allowance for loan losses
Note 11 – Allowance for loan losses

The following tables present the changes in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009.

	2011			2010	2009
	Non-covered	Covered
(In thousands)	loans	loans	Total	Total	Total
Balance at beginning of period	$793,225	$-	$793,225	$1,261,204	$882,807
Provision for loan losses	430,085	145,635	575,720	1,011,880	1,405,807
Charge-offs	(671,505)	(22,206)	(693,711)	(1,249,356)	(1,095,947)
Recoveries	137,457	1,516	138,973	96,704	68,537
Net recovery (write-down) related
to loans transferred to LHFS	1,101	-	1,101	(327,207)	-
Balance at end of period	$690,363	$124,945	$815,308	$793,225	$1,261,204

The Corporation's allowance for loan losses at December 31, 2011 includes $125 million related to the covered loan portfolio acquired in the Westernbank FDIC-assisted transaction. This allowance covers the estimated credit loss exposure related to: (i) acquired loans accounted for under ASC Subtopic 310-30, which required an allowance for loan losses of $83 million at year end; and (ii) acquired loans accounted for under ASC Subtopic 310-20, which required an allowance for loan losses of $42 million. Decreases in expected cash flows after the acquisition date for loans (pools) accounted for under ASC Subtopic 310-30 are recognized by recording an allowance for loan losses in the current period. For purposes of loans accounted for under ASC Subtopic 310-20 and new loans originated as a result of loan commitments assumed, the Corporation's assessment of the allowance for loan losses is determined in accordance with the accounting guidance of loss contingencies in ASC Subtopic 450-20 (general reserve for inherent losses) and loan impairment guidance in ASC Section 310-10-35 for loans individually evaluated for impairment. Concurrently, the Corporation records an increase in the FDIC loss share asset for the expected reimbursement from the FDIC under the loss sharing agreements.

The following tables present the changes in the allowance for loan losses (“ALLL”) by portfolio segment for the years ended December 31, 2011 and 2010. Also, the tables present information at December 31, 2011 and 2010 regarding loan ending balances and the ALLL by portfolio segment and whether such loans and the ALLL pertain to loans individually or collectively evaluated for impairment.

For the year ended December 31, 2011
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431
Provision	315,150	18,880	64,038	941	88,222	487,231
Charge-offs	(238,789)	(19,914)	(30,040)	(6,527)	(135,804)	(431,074)
Recoveries	29,627	11,245	1,605	3,083	33,905	79,465
Write-down related to loans
transferred to LHFS	(12,706)	-	-	-	-	(12,706)
Ending balance	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Allowance for credit losses:
Specific ALLL non-covered loans	$10,407	$289	$14,944	$793	$16,915	$43,348
General ALLL non-covered loans	245,046	5,561	57,378	3,858	98,211	410,054
ALLL - non-covered loans	255,453	5,850	72,322	4,651	115,126	453,402
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Loans held-in-portfolio:
Impaired non-covered loans	$403,089	$49,747	$333,346	$6,104	$137,582	$929,868
Non-covered loans held-in-portfolio
excluding impaired loans	6,067,493	111,194	4,356,137	542,602	2,832,845	13,910,271
Non-covered loans held-in-portfolio	6,470,582	160,941	4,689,483	548,706	2,970,427	14,840,139
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$8,983,324	$707,767	$5,862,437	$548,706	$3,086,608	$19,188,842

For the year ended December 31, 2011
U.S. mainland

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794
Provision (reversal of provision)	63,301	(6,444)	1,480	(5,592)	35,744	88,489
Charge-offs	(153,555)	(27,780)	(16,571)	(849)	(63,882)	(262,637)
Recoveries	39,341	10,337	2,384	682	6,764	59,508
Net recovery related to loans
transferred to LHFS	-	-	13,807	-	-	13,807
Ending balance	$154,835	$7,763	$29,939	$240	$44,184	$236,961

Allowance for credit losses:
Specific ALLL	$1,388	$-	$14,119	$-	$131	$15,638
General ALLL	153,447	7,763	15,820	240	44,053	221,323
Total ALLL	$154,835	$7,763	$29,939	$240	$44,184	$236,961

Loans held-in-portfolio:
Impaired loans	$171,588	$72,505	$49,534	$-	$2,526	$296,153
Loans held-in-portfolio,
excluding impaired loans	3,892,716	78,182	779,443	15,161	700,802	5,466,304
Total loans held-in-portfolio	$4,064,304	$150,687	$828,977	$15,161	$703,328	$5,762,457

For the year ended December 31, 2011
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225
Provision (reversal of provision)	378,451	12,436	65,518	(4,651)	123,966	575,720
Charge-offs	(392,344)	(47,694)	(46,611)	(7,376)	(199,686)	(693,711)
Recoveries	68,968	21,582	3,989	3,765	40,669	138,973
Net (write-down) recovery related to loans
transferred to loans held-for-sale	(12,706)	-	13,807	-	-	1,101
Ending balance	$504,760	$34,048	$107,571	$4,891	$164,038	$815,308

Allowance for credit losses:
Specific ALLL non-covered loans	$11,795	$289	$29,063	$793	$17,046	$58,986
General ALLL non-covered loans	398,493	13,324	73,198	4,098	142,264	631,377
ALLL - non-covered loans	410,288	13,613	102,261	4,891	159,310	690,363
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$504,760	$34,048	$107,571	$4,891	$164,038	$815,308

Loans held-in-portfolio:
Impaired non-covered loans	$574,677	$122,252	$382,880	$6,104	$140,108	$1,226,021
Non-covered loans held-in-portfolio
excluding impaired loans	9,960,209	189,376	5,135,580	557,763	3,533,647	19,376,575
Non-covered loans held-in-portfolio	10,534,886	311,628	5,518,460	563,867	3,673,755	20,602,596
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$13,047,628	$858,454	$6,691,414	$563,867	$3,789,936	$24,951,299

December 31, 2010
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$231,844	$214,998	$24,911	$12,204	$171,901	$655,858
Provision (reversal of provision)	294,069	181,912	38,830	1,409	93,413	609,633
Charge-offs	(251,845)	(290,065)	(22,579)	(10,517)	(162,516)	(737,522)
Recoveries	20,712	915	867	4,058	30,733	57,285
Net (write-down) recovery related to loans
transferred to LHFS	(38,137)	(91,686)	-	-	-	(129,823)
Ending balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431

Allowance for credit losses:
Specific ALLL non-covered loans	$8,550	$216	$5,004	$-	$-	$13,770
General ALLL non-covered loans	248,093	15,858	37,025	7,154	133,531	441,661
Total ALLL[1]	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431

Loans held-in-portfolio:
Impaired non-covered loans	$310,582	$65,698	$121,209	$-	$-	$497,489
Non-covered loans held-in-portfolio
excluding impaired loans	6,406,434	102,658	3,528,491	572,787	2,897,835	13,508,205
Non-covered loans held-in-portfolio	6,717,016	168,356	3,649,700	572,787	2,897,835	14,005,694
Impaired covered loans	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Covered loans held-in-portfolio	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Total loans held-in-portfolio	$9,484,197	$808,848	$4,909,159	$572,787	$3,067,585	$18,842,576

[1] At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio.

December 31, 2010
U.S. mainland

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$212,221	$126,321	$129,700	$-	$137,104	$605,346
Provision (reversal of provision)	200,690	11,166	169,590	9,967	10,834	402,247
Charge-offs	(224,654)	(115,353)	(77,256)	(4,860)	(89,711)	(511,834)
Recoveries	17,491	9,516	4,189	892	7,331	39,419
Net (write-down) recovery related to loans
transferred to LHFS	-	-	(197,384)	-	-	(197,384)
Ending balance	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794

Allowance for credit losses:
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	205,748	31,650	28,839	5,999	65,558	337,794
Total ALLL	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794

Loans held-in-portfolio:
Impaired loans	$135,386	$165,624	$-	$-	$-	$301,010
Loans held-in-portfolio,
excluding impaired loans	4,541,083	166,871	875,022	30,206	808,149	6,421,331
Total loans held-in-portfolio	$4,676,469	$332,495	$875,022	$30,206	$808,149	$6,722,341

December 31, 2010
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$444,065	$341,319	$154,611	$12,204	$309,005	$1,261,204
Provision (reversal of provision)	494,759	193,078	208,420	11,376	104,247	1,011,880
Charge-offs	(476,499)	(405,418)	(99,835)	(15,377)	(252,227)	(1,249,356)
Recoveries	38,203	10,431	5,056	4,950	38,064	96,704
Net (write-down) recovery related to loans
transferred to loans held-for-sale	(38,137)	(91,686)	(197,384)	-	-	(327,207)
Ending balance	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225

Allowance for credit losses:
Specific ALLL non-covered loans	$8,550	$216	$5,004	$-	$-	$13,770
General ALLL non-covered loans	453,841	47,508	65,864	13,153	199,089	779,455
Total ALLL[1]	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225

Loans held-in-portfolio:
Impaired non-covered loans	$445,968	$231,322	$121,209	$-	$-	$798,499
Non-covered loans held-in-portfolio
excluding impaired loans	10,947,517	269,529	4,403,513	602,993	3,705,984	19,929,536
Non-covered loans held-in-portfolio	11,393,485	500,851	4,524,722	602,993	3,705,984	20,728,035
Impaired covered loans	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Covered loans held-in-portfolio	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Total loans held-in-portfolio	$14,160,666	$1,141,343	$5,784,181	$602,993	$3,875,734	$25,564,917

[1] At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio.

Impaired loans

The following tables present loans individually evaluated for impairment at December 31, 2011 and 2010.

December 31, 2011
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$53,906	$64,275	$4,152	$223,468	$284,039	$277,374	$348,314	$4,152
Commercial and industrial	42,294	55,180	6,255	83,421	115,245	125,715	170,425	6,255
Construction	1,672	2,369	289	48,075	101,042	49,747	103,411	289
Mortgage	333,346	336,682	14,944	-	-	333,346	336,682	14,944
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer	137,582	137,582	16,915	-	-	137,582	137,582	16,915
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Puerto Rico	$650,702	$677,990	$70,434	$355,964	$501,326	$1,006,666	$1,179,316	$70,434

December 31, 2011
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$3,443	$3,443	$868	$127,504	$166,087	$130,947	$169,530	$868
Commercial and industrial	12,505	12,505	520	28,136	31,117	40,641	43,622	520
Construction	-	-	-	72,505	99,208	72,505	99,208	-
Mortgage	39,570	39,899	14,119	9,964	9,964	49,534	49,863	14,119
Consumer	2,526	2,526	131	-	-	2,526	2,526	131
Total U.S. mainland	$58,044	$58,373	$15,638	$238,109	$306,376	$296,153	$364,749	$15,638

December 31, 2011
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$57,349	$67,718	$5,020	$350,972	$450,126	$408,321	$517,844	$5,020
Commercial and industrial	54,799	67,685	6,775	111,557	146,362	166,356	214,047	6,775
Construction	1,672	2,369	289	120,580	200,250	122,252	202,619	289
Mortgage	372,916	376,581	29,063	9,964	9,964	382,880	386,545	29,063
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer	140,108	140,108	17,046	-	-	140,108	140,108	17,046
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Popular, Inc.	$708,746	$736,363	$86,072	$594,073	$807,702	$1,302,819	$1,544,065	$86,072

December 31, 2010
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$11,403	$13,613	$3,590	$208,891	$256,858	$220,294	$270,471	$3,590
Commercial and industrial	23,699	28,307	4,960	66,589	79,917	90,288	108,224	4,960
Construction	4,514	10,515	216	61,184	99,016	65,698	109,531	216
Mortgage	114,733	115,595	5,004	6,476	6,476	121,209	122,071	5,004
Total Puerto Rico	$154,349	$168,030	$13,770	$343,140	$442,267	$497,489	$610,297	$13,770
There were no leases, consumer, or covered loans individually evaluated for impairment in the Puerto Rico portfolio at December 31, 2010.

December 31, 2010
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$-	$-	$-	$101,856	$152,876	$101,856	$152,876	$-
Commercial and industrial	-	-	-	33,530	44,443	33,530	44,443	-
Construction	-	-	-	165,624	248,955	165,624	248,955	-
Total U.S. mainland	$-	$-	$-	$301,010	$446,274	$301,010	$446,274	$-
There were no leases, consumer or mortgage loans individually evaluated for impairment in the U.S. mainland portfolio at December 31, 2010.

December 31, 2010
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$11,403	$13,613	$3,590	$310,747	$409,734	$322,150	$423,347	$3,590
Commercial and industrial	23,699	28,307	4,960	100,119	124,360	123,818	152,667	4,960
Construction	4,514	10,515	216	226,808	347,971	231,322	358,486	216
Mortgage	114,733	115,595	5,004	6,476	6,476	121,209	122,071	5,004
Total Popular, Inc.	$154,349	$168,030	$13,770	$644,150	$888,541	$798,499	$1,056,571	$13,770

The following table presents the average recorded investment and interest income recognized on non-covered impaired loans for the years ended December 31, 2011 and 2010.

December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial real estate	$248,834	$2,931	$116,402	$1,020	$365,236	$3,951
Commercial and industrial	108,002	1,468	37,086	720	145,088	2,188
Construction	57,723	49	119,065	158	176,788	207
Mortgage	227,278	11,587	24,767	1,038	252,045	12,625
Leasing	3,052	-	-	-	3,052	-
Consumer	68,791	-	1,263	-	70,054	-
Covered loans	38,399	1,013	-	-	38,399	1,013
Total Popular, Inc.	$752,079	$17,048	$298,583	$2,936	$1,050,662	$19,984

December 31, 2010
	Puerto Rico		U.S. mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial real estate	$255,283	$5,753	$130,437	$1,261	$385,720	$7,014
Commercial and industrial	158,376	2,601	55,895	189	214,271	2,790
Construction	507,166	1,626	195,358	1,000	702,524	2,626
Mortgage	78,496	3,739	158,152	5,678	236,648	9,417
Total Popular, Inc.	$999,321	$13,719	$539,842	$8,128	$1,539,163	$21,847

Modifications

Troubled debt restructurings related to non-covered loan portfolios amounted to $881 million at December 31, 2011 (December 31, 2010 - $561 million). The amount of outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings amounted to $152 thousand related to the construction loan portfolio and $3 million related to the commercial loan portfolio at December 31, 2011 (December 31, 2010 - $3 million and $1 million, respectively).

As a result of adopting the amendments in Accounting Standards Update No. 2011-02, the Corporation reassessed all restructurings that occurred on or after January 1, 2011 for identification as troubled debt restructurings. Upon identifying those receivables as troubled debt restructurings, the Corporation identified them as impaired under the guidance in ASC 310-10-35. The amendments in Accounting Standards Update No. 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those receivables newly identified as impaired. At December 31, 2011, the recorded investment in receivables for which the modified loans were newly considered troubled debt restructurings under the provisions of ASU No. 2011-02 amounted to $27 million. The allowance for credit losses associated with those receivables, on the basis of a current evaluation of loss, was $1.6 million as of December 31, 2011, compared with $1.7 million under the previous evaluation of loss when the loans were not considered troubled debt restructurings.

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification constitutes a concession. Commercial and industrial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting evergreen revolving credit lines to long term loans.  Commercial real estate and construction loans modified in a TDR often involve reducing the interest rate for a limited period of time or the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or reductions in the payment plan. Construction loans modified in a TDR may also involve extending the interest-only payment period. Residential mortgage loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally five years. After the lowered monthly payment period ends, the borrower reverts back to paying principal and interest per the original terms with the maturity date adjusted accordingly. Home equity modifications are made infrequently and are not offered if the Corporation also holds the first mortgage. Home equity modifications are uniquely designed to meet the specific needs of each borrower. Automobile loans modified in a TDR are primarily comprised of loans where the Corporation has lowered monthly payments by extending the term. Credit cards modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally up to 24 months.

Loans modified in a TDR that are not accounted pursuant to ASC 310-30 are typically already in non-accrual status at the time of the modification and partial charge-offs have in some cases already been taken against the outstanding loan balance. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (generally at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Loans modified in a TDR may have the financial effect to the Corporation of increasing the specific allowance for loan losses associated with the loan. Consumer and residential mortgage loans modified under the Corporation's loss mitigation programs that are determined to be TDRs are individually evaluated for impairment based on an analysis of discounted cash flows. For the residential mortgage TDRs, the Corporation performs the impairment analysis of discounted cash flows giving consideration to probability of default and loss-given-foreclosure on those estimated cash flows, and records impairment by charging the provision for loan losses with a corresponding credit to the allowance for loan losses. Consumer loans modified under the Corporation's loss mitigation programs that are determined to be TDRs are also individually reviewed under an impairment analysis of discounted cash flows and do not give consideration to default pre- or post-modification. Commercial and construction loans that have been modified as part of loss mitigation efforts are evaluated individually for impairment. The vast majority of the Corporation's modified commercial loans are measured for impairment using the estimated fair value of the collateral, as these are normally considered as collateral dependent loans. In very few instances, the Corporation measures modified commercial loans at their estimated realizable values determined by discounting the expected future cash flows. Construction loans that have been modified are also accounted for as collateral dependent loans. The Corporation determines the fair value measurement dependent upon its exit strategy of the particular asset(s) acquired in foreclosure. The discounted cash flows analyses for the commercial and construction TDRs, currently, do not consider a default component. As indicated above, the vast majority of the Corporation's modified commercial and construction loans are measured for impairment using the estimated fair value of the collateral, thus the consideration of the default rates in the evaluation of TDRs in these portfolios is not deemed material.

The following tables present the loan count by type of modification for those loans modified in a TDR during the year ended December 31, 2011.

Puerto Rico
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	55	23	-	-
Commercial and industrial	95	47	-	-
Construction	4	-	-	-
Mortgage	448	1,032	284	300
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	-	-
Total	4,221	1,322	292	1,547

U.S. mainland
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	-	-	-	2
Commercial and industrial	-	1	-	1
Construction	-	-	-	5
Mortgage	18	5	348	3
Consumer:
Other consumer	-	-	3	-
Total	18	6	351	11

Popular, Inc.
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	55	23	-	2
Commercial and industrial	95	48	-	1
Construction	4	-	-	5
Mortgage	466	1,037	632	303
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	3	-
Total	4,239	1,328	643	1,558

The following tables present by class, quantitative information related to loans modified as TDRs during the year ended December 31, 2011.

Puerto Rico
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	78	$78,344	$78,344	$(60)
Commercial and industrial	142	28,617	28,617	795
Construction	4	3,194	3,194	(292)
Mortgage	2,064	291,006	320,781	9,653
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	46	192	188	-
Total	7,382	$456,399	$488,887	$10,888

U.S. mainland
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	2	$12,633	$9,355	$(420)
Commercial and industrial	2	11,878	9,742	(420)
Construction	5	16,189	16,432	(313)
Mortgage	374	37,722	39,184	12,419
Consumer:
Other consumer	3	1,559	1,683	-
Total	386	$79,981	$76,396	$11,266

Popular, Inc.
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	80	$90,977	$87,699	$(480)
Commercial and industrial	144	40,495	38,359	375
Construction	9	19,383	19,626	(605)
Mortgage	2,438	328,728	359,965	22,072
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	49	1,751	1,871	-
Total	7,768	$536,380	$565,283	$22,154

Two loans comprising a recorded investment at loan splitting of approximately $6.5 million were restructured into multiple notes during 2011, of which $3.4 million were recorded as charged-offs. The renegotiations of these loans were made after analyzing the borrowers' capacity to repay the debt, collateral and ability to perform under the modified terms. The recorded investment on these commercial TDRs amounted to $3.5 million at December 31, 2011 with a related allowance for loan losses amounting to approximately $57 thousand. The loans were in non-accruing status at December 31, 2011.

The following tables present by class, TDRs that were subject to payment default from January 1, 2011 through December 31, 2011 and that had been modified as a TDR during the twelve months preceding the default date. Payment default is defined as a restructured loan becoming 90 days past due after being modified, foreclosed or charged-off, whichever occurs first. The recorded investment at December 31, 2011 is inclusive of all partial paydowns and charge-offs since modification date. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported.

Puerto Rico
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	19	$13,182
Commercial and industrial	25	4,681
Construction	-	-
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Auto	-	-
Other	2	29
Total	1,304	$105,924

U.S. mainland
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	2	$2,906
Commercial and industrial	2	1,552
Construction	20	24,876
Total	24	$29,334

Popular, Inc.
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	21	$16,088
Commercial and industrial	27	6,233
Construction	20	24,876
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Auto	-	-
Other	2	29
Total	1,328	$135,258

Commercial, consumer and mortgage loans modified in a TDR are closely monitored for delinquency as an early indicator of possible future default.  If loans modified in a TDR subsequently default, the Corporation evaluates the loan for possible further impairment.  The allowance for loan losses may be increased or partial charge-offs may be taken to further write-down the carrying value of the loan.

Credit Quality

The Corporation has defined a dual risk rating system to assign a rating to all credit exposures, particularly for the commercial and construction loan portfolios. Risk ratings in the aggregate provide the Corporation's management the asset quality profile for the loan portfolio. The dual risk rating system provides for the assignment of ratings at the obligor level based on the financial condition of the borrower, and at the credit facility level based on the collateral supporting the transaction. The Corporation's consumer and mortgage loans are not subject to the dual risk rating system. Consumer and mortgage loans are classified substandard or loss based on their delinquency status. All other consumer and mortgage loans that are not classified as substandard or loss would be considered “unrated”.

The Corporation's obligor risk rating scales range from rating 1 (Excellent) to rating 14 (Loss). The obligor risk rating reflects the risk of payment default of a borrower in the ordinary course of business.

Pass Credit Classifications:

Pass (Scales 1 through 8) – Loans classified as pass have a well defined primary source of repayment very likely to be sufficient, with no apparent risk, strong financial position, minimal operating risk, profitability, liquidity and capitalization better than industry standards.

Watch (Scale 9) – Loans classified as watch have acceptable business credit, but borrowers operations, cash flow or financial condition evidence more than average risk, requires above average levels of supervision and attention from Loan Officers.

Special Mention (Scale 10) - Loans classified as special mention have potential weaknesses that deserve management's close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Corporation's credit position at some future date.

Adversely Classified Classifications:

Substandard (Scales 11 and 12) - Loans classified as substandard are deemed to be inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any.  Loans classified as such have well-defined weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful (Scale 13) - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the additional characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss (Scale 14) - Uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be effected in the future.

Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Corporation periodically reviews loans classified as watch list or worse, to evaluate if they are properly classified, and to determine impairment, if any. The frequency of these reviews will depend on the amount of the aggregate outstanding debt, and the risk rating classification of the obligor. In addition, during the renewal process of applicable credit facilities, the Corporation evaluates the corresponding loan grades.

Loans classified as pass credits are excluded from the scope of the review process described above until: (a) they become past due; (b) management becomes aware of deterioration in the credit worthiness of the borrower; or (c) the customer contacts the Corporation for a modification.  In these circumstances, the credit facilities are specifically evaluated to assign the appropriate risk rating classification.

The Corporation has a Credit Process Review Group within the Corporate Credit Risk Management Division (“CCRMD”), which performs annual comprehensive credit process reviews of several middle markets, construction, asset-based and corporate banking lending groups in BPPR. This group evaluates the credit risk profile of each originating unit along with each unit's credit administration effectiveness, including the assessment of the risk rating representative of the current credit quality of the loans, and the evaluation of collateral documentation. The monitoring performed by this group contributes to assess compliance with credit policies and underwriting standards, determine the current level of credit risk, evaluate the effectiveness of the credit management process and identify control deficiencies that may arise in the credit-granting process. Based on its findings, the Credit Process Review Group recommends corrective actions, if necessary, that help in maintaining a sound credit process. CCRMD has contracted an outside loan review firm to perform the credit process reviews for the portfolios of commercial and construction loans in the U.S. mainland operations. The CCRMD participates in defining the review plan with the outside loan review firm and actively participates in the discussions of the results of the loan reviews with the business units. The CCRMD may periodically review the work performed by the outside loan review firm. CCRMD reports the results of the credit process reviews to the Risk Management Committee of the Corporation's Board of Directors.

The following table presents the outstanding balance, net of unearned income, of non-covered loans held-in-portfolio based on the Corporation's assignment of obligor risk ratings as defined at December 31, 2011 and 2010.

December 31, 2011
		Special
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Pass/ Unrated	Total
Puerto Rico[1]
Commercial real estate	$379,318	$327,555	$910,198	$7,517	$-	$1,624,588	$1,982,564	$3,607,152
Commercial and industrial	248,188	282,935	433,756	3,326	1,458	969,663	1,893,767	2,863,430
Total Commercial	627,506	610,490	1,343,954	10,843	1,458	2,594,251	3,876,331	6,470,582
Construction	2,245	27,820	68,816	1,586	-	100,467	60,474	160,941
Mortgage	-	-	626,771	-	-	626,771	4,062,712	4,689,483
Leasing	-	-	1,365	-	4,277	5,642	543,064	548,706
Consumer	-	-	53,649	-	4,015	57,664	2,912,763	2,970,427
Total Puerto Rico	$629,751	$638,310	$2,094,555	$12,429	$9,750	$3,384,795	$11,455,344	$14,840,139
U.S. mainland
Commercial real estate	$315,877	$91,511	$511,595	$-	$-	$918,983	$2,163,551	$3,082,534
Commercial and industrial	32,900	34,834	132,526	-	-	200,260	781,510	981,770
Total Commercial	348,777	126,345	644,121	-	-	1,119,243	2,945,061	4,064,304
Construction	3,202	26,293	108,079	-	-	137,574	13,113	150,687
Mortgage	-	-	37,236	-	-	37,236	791,741	828,977
Leasing	-	-	166	-	-	166	14,995	15,161
Consumer	-	-	5,666	-	6,712	12,378	690,950	703,328
Total U.S. mainland	$351,979	$152,638	$795,268	$-	$6,712	$1,306,597	$4,455,860	$5,762,457
Popular, Inc.
Commercial real estate	$695,195	$419,066	$1,421,793	$7,517	$-	$2,543,571	$4,146,115	$6,689,686
Commercial and industrial	281,088	317,769	566,282	3,326	1,458	1,169,923	2,675,277	3,845,200
Total Commercial	976,283	736,835	1,988,075	10,843	1,458	3,713,494	6,821,392	10,534,886
Construction	5,447	54,113	176,895	1,586	-	238,041	73,587	311,628
Mortgage	-	-	664,007	-	-	664,007	4,854,453	5,518,460
Leasing	-	-	1,531	-	4,277	5,808	558,059	563,867
Consumer	-	-	59,315	-	10,727	70,042	3,603,713	3,673,755
Total Popular, Inc.	$981,730	$790,948	$2,889,823	$12,429	$16,462	$4,691,392	$15,911,204	$20,602,596

The following table presents the weighted average obligor risk rating at December 31, 2011 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial real estate			11.49				6.95
Commercial and industrial			11.39				6.62
Total Commercial			11.46				6.79
Construction			11.76				7.84

U.S. mainland:			Substandard				Pass
Commercial real estate			11.34				7.09
Commercial and industrial			11.41				6.89
Total Commercial			11.35				7.04
Construction			11.70				7.00
[1]	Excludes covered loans acquired on the Westernbank FDIC-assisted transaction.

December 31, 2010
		Special
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Pass/Unrated	Total
Puerto Rico[1]
Commercial real estate	$439,004	$346,985	$622,675	$6,302	$-	$1,414,966	$2,440,632	$3,855,598
Commercial and industrial	608,250	245,250	345,266	3,112	1,436	1,203,314	1,658,104	2,861,418
Total Commercial	1,047,254	592,235	967,941	9,414	1,436	2,618,280	4,098,736	6,717,016
Construction	38,921	12,941	67,271	15,939	-	135,072	33,284	168,356
Mortgage	-	-	550,933	-	-	550,933	3,098,767	3,649,700
Leasing	-	-	5,539	-	5,969	11,508	561,279	572,787
Consumer	-	-	47,907	-	4,227	52,134	2,845,701	2,897,835
Total Puerto Rico	$1,086,175	$605,176	$1,639,591	$25,353	$11,632	$3,367,927	$10,637,767	$14,005,694
U.S. mainland
Commercial real estate	$302,347	$93,564	$650,118	$-	$-	$1,046,029	$2,105,049	$3,151,078
Commercial and industrial	62,552	81,224	250,843	-	-	394,619	1,130,772	1,525,391
Total Commercial	364,899	174,788	900,961	-	-	1,440,648	3,235,821	4,676,469
Construction	30,021	40,022	257,651	-	-	327,694	4,801	332,495
Mortgage	-	-	23,587	-	-	23,587	851,435	875,022
Leasing	-	-	-	-	-	-	30,206	30,206
Consumer	-	-	14,240	-	8,825	23,065	785,084	808,149
Total U.S. mainland	$394,920	$214,810	$1,196,439	$-	$8,825	$1,814,994	$4,907,347	$6,722,341
Popular, Inc.
Commercial real estate	$741,351	$440,549	$1,272,793	$6,302	$-	$2,460,995	$4,545,681	$7,006,676
Commercial and industrial	670,802	326,474	596,109	3,112	1,436	1,597,933	2,788,876	4,386,809
Total Commercial	1,412,153	767,023	1,868,902	9,414	1,436	4,058,928	7,334,557	11,393,485
Construction	68,942	52,963	324,922	15,939	-	462,766	38,085	500,851
Mortgage	-	-	574,520	-	-	574,520	3,950,202	4,524,722
Leasing	-	-	5,539	-	5,969	11,508	591,485	602,993
Consumer	-	-	62,147	-	13,052	75,199	3,630,785	3,705,984
Total Popular, Inc.	$1,481,095	$819,986	$2,836,030	$25,353	$20,457	$5,182,921	$15,545,114	$20,728,035

The following table presents the weighted average obligor risk rating at December 31, 2010 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial real estate			11.64				6.68
Commercial and industrial			11.24				6.76
Total Commercial			11.49				6.71
Construction			11.77				7.49

U.S. mainland:			Substandard				Pass
Commercial real estate			11.29				7.11
Commercial and industrial			11.17				6.98
Total Commercial			11.25				7.07
Construction			11.66				8.00

[1]	Excludes covered loans acquired on the Westernbank FDIC-assisted transaction.

FDIC loss share asset	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
FDIC loss share asset

Note 12 – FDIC loss share asset

As indicated in Note 4 to the consolidated financial statements, in connection with the Westernbank FDIC-assisted transaction, BPPR entered into loss share agreements with the FDIC with respect to the covered loans and other real estate owned. The following table sets forth the activity in the FDIC loss share asset for the periods presented.

(In thousands)	2011	2010
Balance at beginning of year	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	2,425,929
(Amortization) accretion of loss share indemnification asset, net	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	110,457	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(361)	6,186
Balance at December 31	$1,915,128	$2,410,219

Also related to the loss share agreements and as disclosed in Note 4 to the consolidated financial statements, BPPR has agreed to make a true-up payment to the FDIC on a pre-determined date following the true-up measurement date of the final shared-loss month, or upon the final disposition of all covered assets under the loss share agreements in the event losses on the loss share agreements fail to reach expected levels. The estimated true-up payment, a form of contingent consideration, is recorded separately from the loss share asset and is classified as other liabilities in the consolidated statements of financial condition. At December 31, 2011, the carrying amount of the true-up payment obligation amounted to $98 million (2010 - $92 million).

The loss share agreements contain specific terms and conditions regarding the management of the covered assets that BPPR must follow to receive reimbursement on losses from the FDIC. Under the loss share agreements, BPPR must:

  manage and administer the covered assets and collect and effect charge-offs and recoveries with respect to such covered assets in a manner consistent with its usual and prudent business and banking practices and, with respect to single family shared-loss loans, the procedures (including collection procedures) customarily employed by BPPR in servicing and administering mortgage loans for its own account and the servicing procedures established by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), as in effect from time to time, and in accordance with accepted mortgage servicing practices of prudent lending institutions;
  exercise its best judgment in managing, administering and collecting amounts on covered assets and effecting charge-offs with respect to the covered assets;
  use commercially reasonable efforts to maximize recoveries with respect to losses on single family shared-loss assets and best efforts to maximize collections with respect to commercial shared-loss assets;
  retain sufficient staff to perform the duties under the loss share agreements;
  adopt and implement accounting, reporting, record-keeping and similar systems with respect to the commercial shared-loss assets;
  comply with the terms of the modification guidelines approved by the FDIC with or another federal agency for any single-family shared-loss loan;
  provide notice with respect to proposed transactions pursuant to which a third party or affiliate will manage, administer or collect any commercial shared-loss assets;
  file monthly and quarterly certificates with the FDIC specifying the amount of losses, charge-offs and recoveries; and
  maintain books and records sufficient to ensure and document compliance with the terms of the loss share agreements.

(In thousands)	2011	2010
Balance at beginning of year	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	2,425,929
(Amortization) accretion of loss share indemnification asset, net	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	110,457	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(361)	6,186
Balance at December 31	$1,915,128	$2,410,219

Transfers of financial assets and mortgage servicing assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Transfers of financial assets and mortgage servicing assets

Note 13 – Transfers of financial assets and servicing assets

The Corporation typically transfers conforming residential mortgage loans in conjunction with GNMA and FNMA securitization transactions whereby the loans are exchanged for cash or securities and servicing rights. The securities issued through these transactions are guaranteed by the corresponding agency and, as such, under seller/service agreements the Corporation is required to service the loans in accordance with the agencies' servicing guidelines and standards. Substantially, all mortgage loans securitized by the Corporation in GNMA and FNMA securities have fixed rates and represent conforming loans. As seller, the Corporation has made certain representations and warranties with respect to the originally transferred loans and, in some instances, has sold loans with credit recourse to a government-sponsored entity, namely FNMA. Refer to Note 26 to the consolidated financial statements for a description of such arrangements.

No liabilities were incurred as a result of these securitizations during the years ended December 31, 2011 and 2010 because they did not contain any credit recourse arrangements. The Corporation recorded a net gain $24.1 million and $15.0 million, respectively, during the years ended December 31, 2011 and 2010 related to these residential mortgage loans securitized.

The following tables present the initial fair value of the assets obtained as proceeds from residential mortgage loans securitized during the years ended December 31, 2011 and 2010:

	Proceeds obtained during the year ended December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$907,238	-	$907,238
Mortgage-backed securities - FNMA	-	206,437	-	206,437
Total trading account securities	-	$1,113,675	-	$1,113,675
Mortgage servicing rights	-	-	$18,826	$18,826
Total	-	$1,113,675	$18,826	$1,132,501

	Proceeds obtained during the year ended December 31, 2010
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Mortgage-backed securities - GNMA	-	$6,554	-	$6,554
Mortgage-backed securities - FNMA	-	-	-	-
Total investment securities available-for-sale	-	$6,554	-	$6,554
Trading account securities:
Mortgage-backed securities - GNMA	-	$635,575	$4,147	$639,722
Mortgage-backed securities - FNMA	-	171,252	-	171,252
Total trading account securities	-	$806,827	$4,147	$810,974
Mortgage servicing rights	-	-	$14,691	$14,691
Total	-	$813,381	$18,838	$832,219

During the years ended December 31, 2011 the Corporation retained servicing rights on whole loan sales involving approximately $134 million in principal balance outstanding (December 31, 2010 - $86 million), with net realized gains of approximately $2.9 million (December 31, 2010 - $1.9 million). All loan sales performed during the year ended December 31, 2011 were without credit recourse agreements.

The Corporation recognizes as assets the rights to service loans for others, whether these rights are purchased or result from asset transfers such as sales and securitizations.

Classes of mortgage servicing rights were determined based on the different markets or types of assets being serviced. The Corporation recognizes the servicing rights of its banking subsidiaries that are related to residential mortgage loans as a class of servicing rights. These mortgage servicing rights (“MSRs”) are measured at fair value. Fair value determination is performed on a subsidiary basis, with assumptions varying in accordance with the types of assets or markets served.

The Corporation uses a discounted cash flow model to estimate the fair value of MSRs. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, prepayment and late fees, among other considerations. Prepayment speeds are adjusted for the Corporation's loan characteristics and portfolio behavior.

The following table presents the changes in MSRs measured using the fair value method for the years ended December 31, 2011 and 2010.

Residential MSRs
(In thousands)	2011	2010
Fair value at beginning of period	$166,907	$169,747
Purchases	1,732	4,693
Servicing from securitizations or asset transfers	19,971	15,326
Changes due to payments on loans [1]	(13,156)	(13,985)
Reduction due to loan repurchases	(3,717)	(2,911)
Changes in fair value due to changes in valuation model inputs or assumptions [2]	(20,188)	(5,963)
Other disposals	(226)	-
Fair value at end of period	$151,323	$166,907
[1]	Represents changes due to collection / realization of expected cash flows over time.
[2]	Change in fair value during 2011 was principally related to an increase in the delinquency, foreclosure and base cost assumption.

Residential mortgage loans serviced for others were $17.3 billion at December 31, 2011 (2010 - $18.4 billion).

Net mortgage servicing fees, a component of other service fees in the consolidated statements of operations, include the changes from period to period in the fair value of the MSRs, which may result from changes in the valuation model inputs or assumptions (principally reflecting changes in discount rates and prepayment speed assumptions) and other changes, including changes due to collection / realization of expected cash flows. Mortgage servicing fees, excluding fair value adjustments, for the year ended December 31, 2011 amounted to $49.2 million (2010 - $47.7 million; 2009 - $46.5 million). The banking subsidiaries receive servicing fees based on a percentage of the outstanding loan balance. At December 31, 2011, those weighted average mortgage servicing fees were 0.27% (2010 – 0.27%). Under these servicing agreements, the banking subsidiaries do not generally earn significant prepayment penalty fees on the underlying loans serviced.

The section below includes information on assumptions used in the valuation model of the MSRs, originated and purchased.

Key economic assumptions used in measuring the servicing rights retained at the date of the residential mortgage loan securitizations and whole loan sales by the banking subsidiaries during the years ended December 31, 2011 and 2010 were as follows:

	2011		2010
Prepayment speed	5.8%		5.9%
Weighted average life	17.3	years	17.1	years
Discount rate (annual rate)	11.5%		11.4%

Originated MSRs

(In thousands)	December 31, 2011		December 31, 2010
Fair value of retained interests	$99,280		$101,675
Weighted average life	13.0	years	12.5	years
Weighted average prepayment speed (annual rate)	7.7%		8.0%
Impact on fair value of 10% adverse change	$(2,744)		$(3,413)
Impact on fair value of 20% adverse change	$(5,800)		$(6,651)
Weighted average discount rate (annual rate)	12.6%		12.8%
Impact on fair value of 10% adverse change	$(3,913)		$(4,479)
Impact on fair value of 20% adverse change	$(7,948)		$(8,605)

The banking subsidiaries also own servicing rights purchased from other financial institutions. The fair value of purchased MSRs, their related valuation assumptions and the sensitivity to immediate changes in those assumptions at December 31, 2011 and 2010 were as follows:

Purchased MSRs

(In thousands)	December 31, 2011		December 31, 2010
Fair value of retained interests	$52,043		$65,232
Weighted average life	14.6	years	12.7	years
Weighted average prepayment speed (annual rate)	6.9%		7.9%
Impact on fair value of 10% adverse change	$(1,887)		$(1,963)
Impact on fair value of 20% adverse change	$(3,303)		$(3,956)
Weighted average discount rate (annual rate)	11.4%		11.5%
Impact on fair value of 10% adverse change	$(2,376)		$(2,353)
Impact on fair value of 20% adverse change	$(4,214)		$(4,671)

The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

At December 31, 2011, the Corporation serviced $3.5 billion (2010 - $4.0 billion) in residential mortgage loans with credit recourse to the Corporation.

Under the GNMA securitizations, the Corporation, as servicer, has the right to repurchase, at its option and without GNMA's prior authorization, any loan that is collateral for a GNMA guaranteed mortgage-backed security when certain delinquency criteria are met. At the time that individual loans meet GNMA's specified delinquency criteria and are eligible for repurchase, the Corporation is deemed to have regained effective control over these loans. At December 31, 2011, the Corporation had recorded $180 million in mortgage loans on its financial statements related to this buy-back option program (2010 - $168 million).

The Corporation has also identified the rights to service a portfolio of Small Business Administration (“SBA”) commercial loans as another class of servicing rights. The SBA servicing rights are measured at the lower of cost or fair value method. The following table presents the activity in the SBA servicing rights for the years ended December 31, 2011 and 2010. During 2011 and 2010, the Corporation did not execute any sale of SBA loans.

(In thousands)	2011	2010
Balance at beginning of year	$1,697	$2,758
Rights originated / purchased	-	-
Amortization	(610)	(1,061)
Balance at end of year	$1,087	$1,697
Less: Valuation allowance	-	-
Balance at end of year, net of valuation allowance	$1,087	$1,697
Fair value at end of year	$3,336	$4,274

SBA loans serviced for others were $514 million at December 31, 2011 (2010 - $531 million).

In 2011 and 2010, weighted average servicing fees on the SBA serviced loans were approximately 1.04%.

Key economic assumptions used to estimate the fair value of SBA loans and the sensitivity to immediate changes in those assumptions were as follows:

SBA Loans
(In thousands)	2011		2010
Carrying amount of retained interests	$1,087		$1,697
Fair value of retained interests	$3,336		$4,274
Weighted average life	3.2	years	3.2	years
Weighted average prepayment speed (annual rate)	5.5%		8.0%
Impact on fair value of 10% adverse change	$(46)		$(86)
Impact on fair value of 20% adverse change	$(95)		$(178)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(103)		$(130)
Impact on fair value of 20% adverse change	$(210)		$(265)

Quantitative information about delinquencies, net credit losses, and components of securitized financial assets and other assets managed together with them by the Corporation, including its own loan portfolio, for the years ended December 31, 2011 and 2010, are disclosed in the following tables. Loans securitized/sold represent loans in which the Corporation has continuing involvement in the form of credit recourse.

2011
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$10,561,084	$953,305	$310,219
Construction	547,673	386,099	35,347
Lease financing	563,867	8,313	3,611
Mortgage	9,076,243	1,382,534	29,439
Consumer	3,673,755	105,644	155,765
Covered loans	4,348,703	1,324,345	20,690
Less:
Loans securitized / sold	(3,456,933)	(301,960)	(1,434)
Loans held-for-sale	(363,093)	(263,648)	1,101
Loans held-in-porfolio	$24,951,299	$3,594,632	$554,738

2010
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$11,454,013	$860,554	$476,433
Construction	913,595	654,050	486,673
Lease financing	602,993	8,435	10,427
Mortgage	8,927,303	1,554,033	293,582
Consumer	3,705,984	136,483	214,163
Covered loans	4,836,882	183,799	-
Less:
Loans securitized / sold	(3,981,915)	(423,345)	(1,419)
Loans held-for-sale	(893,938)	-	(327,207)
Loans held-in-portfolio	$25,564,917	$2,974,009	$1,152,652

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 14 - Premises and equipment

The premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2011	2010
Land		$108,468	$103,632
Buildings	7-50	493,746	494,512
Equipment	1-10	312,975	324,106
Leasehold improvements	3-10	88,882	86,117
		895,603	904,735
Less - Accumulated depreciation
and amortization		471,083	467,706
Subtotal		424,520	437,029
Construction in progress		5,498	4,792
Total premises and equipment, net		$538,486	$545,453

Depreciation and amortization of premises and equipment for the year 2011 was $46.4 million (2010 -$58.9 million; 2009 - $64.4 million), of which $23.8 million (2010 - $24.4 million; 2009 - $24.1 million) was charged to occupancy expense and $22.6 million (2010 - $34.5 million; 2009 - $40.3 million) was charged to equipment, communications and other operating expenses. Occupancy expense is net of rental income of $23.3 million (2010 - $27.1 million; 2009 - $26.6 million).

Other assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Other assets

Note 15 − Other assets

The caption of other assets in the consolidated statements of financial condition consists of the following major categories:

(In thousands)	2011	2010
Net deferred tax assets (net of valuation allowance)	$429,691	$388,466
Investments under the equity method	313,152	299,185
Bank-owned life insurance program	238,077	237,997
Prepaid FDIC insurance assessment	58,082	147,513
Other prepaid expenses	77,335	75,149
Derivative assets	61,886	72,510
Securities sold not yet delivered	69,535	23,055
Others	214,635	206,012
Total other assets	$1,462,393	$1,449,887

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Goodwill and other intangible assets

Note 16 – Goodwill and other intangible assets

The changes in the carrying amount of goodwill for the years ended December 31, 2011, and 2010, allocated by reportable segments and corporate group, were as follows (refer to Note 39 for the definition of the Corporation's reportable segments):

2011
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2011	acquisition	adjustments	Other	December 31,2011
Banco Popular de Puerto Rico	$245,309	$1,035	$(72)	$-	$246,272
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$647,387	$1,035	$(72)	$-	$648,350

2010
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2010	acquisition	adjustments	Other	December 31, 2010
Banco Popular de Puerto Rico	$157,025	$88,284	$-	$-	$245,309
Banco Popular North America	402,078	-	-	-	402,078
Corporate	45,246	-	-	(45,246)	-
Total Popular, Inc.	$604,349	$88,284	$-	$(45,246)	$647,387

The goodwill recognized in the BPPR reportable segment during 2011 is related to the acquisition of the Wells Fargo Advisors' Puerto Rico branch.

Purchase accounting adjustments consists of adjustments to the value of the assets acquired and liabilities assumed resulting from the completion of appraisals or other valuations, adjustments to initial estimates recorded for transaction costs, if any, and contingent consideration paid during a contractual contingency period.

The goodwill recognized in the BPPR reportable segment during the 2010 relates to the Westernbank FDIC-assisted transaction.

On September 30, 2010, the Corporation completed the sale of the processing and technology business of EVERTEC, which resulted in a $45 million reduction of goodwill for the Corporation.

The following table presents the gross amount of goodwill and accumulated impairment losses by reportable segments and Corporate group.

2011

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2011	impairment	2011	2011	impairment	2011
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,309	$-	$245,309	$246,272	$-	$246,272
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$811,798	$164,411	$647,387	$812,761	$164,411	$648,350

2010

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2010	impairment	2010	2010	impairment	2010
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$157,025	$-	$157,025	$245,309	$-	$245,309
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Corporate	45,429	183	45,246	-	-	-
Total Popular, Inc.	$768,943	$164,594	$604,349	$811,798	$164,411	$647,387

The accumulated impairment losses in the BPNA reportable segment are associated with E-LOAN.

At December 31, 2011 and 2010, the Corporation had $ 6 million of identifiable intangible assets, with indefinite useful lives, mostly associated with E-LOAN's trademark.

The following table reflects the components of other intangible assets subject to amortization:

	2011		2010

	Gross	Accumulated	Gross	Accumulated
(In thousands)	Amount	Amortization	Amount	Amortization
Core deposits	$80,591	$38,199	$80,591	$29,817
Other customer relationships	19,953	4,643	5,092	3,430
Other intangibles	242	103	189	43
Total	$100,786	$42,945	$85,872	$33,290

During the year ended December 31, 2011, the Corporation recognized $14 million in customer relationships associated with the purchase of the Citibank American Airlines co-branded credit card portfolio for Puerto Rico and the U.S. Virgin Islands and the acquisition of certain assets and liabilities of the Wells Fargo Advisors Puerto Rico branch. These customer relationship assets are to be amortized to operating expenses ratably on a monthly basis over a 10-year period.

During the year ended December 31, 2011, the Corporation recognized $ 9.7 million in amortization expense related to other intangible assets with definite useful lives (2010 - $ 9.2 million; 2009 - $ 9.5 million).

The following table presents the estimated amortization of the intangible assets with definite useful lives for each of the following periods:

(In thousands)
Year 2012	$10,049
Year 2013	9,825
Year 2014	9,182
Year 2015	7,038
Year 2016	6,753

Results of the Goodwill Impairment Test

The Corporation's goodwill and other identifiable intangible assets having an indefinite useful life are tested for impairment. Intangibles with indefinite lives are evaluated for impairment at least annually and on a more frequent basis if events or circumstances indicate impairment could have taken place. Such events could include, among others, a significant adverse change in the business climate, an adverse action by a regulator, an unanticipated change in the competitive environment and a decision to change the operations or dispose of a reporting unit.

Under applicable accounting standards, goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles (including any unrecognized intangible assets, such as unrecognized core deposits and trademark) as if the reporting unit was being acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Corporation estimates the fair values of the assets and liabilities of a reporting unit, consistent with the requirements of the fair value measurements accounting standard, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of the assets and liabilities reflects market conditions, thus volatility in prices could have a material impact on the determination of the implied fair value of the reporting unit goodwill at the impairment test date. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated statement of financial condition. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted under applicable accounting standards.

The Corporation performed the annual goodwill impairment evaluation for the entire organization during the third quarter of 2011 using July 31, 2011 as the annual evaluation date. The reporting units utilized for this evaluation were those that are one level below the business segments, which are the legal entities within the reportable segment. The Corporation follows push-down accounting, as such all goodwill is assigned to the reporting units when carrying out a business combination.

In determining the fair value of a reporting unit, the Corporation generally uses a combination of methods, including market price multiples of comparable companies and transactions, as well as discounted cash flow analysis. Management evaluates the particular circumstances of each reporting unit in order to determine the most appropriate valuation methodology. The Corporation evaluates the results obtained under each valuation methodology to identify and understand the key value drivers in order to ascertain that the results obtained are reasonable and appropriate under the circumstances. Elements considered include current market and economic conditions, developments in specific lines of business, and any particular features in the individual reporting units.

The computations require management to make estimates and assumptions. Critical assumptions that are used as part of these evaluations include:

  a selection of comparable publicly traded companies, based on nature of business, location and size;
  a selection of comparable acquisition and capital raising transactions;
  the discount rate applied to future earnings, based on an estimate of the cost of equity;
  the potential future earnings of the reporting unit; and
  the market growth and new business assumptions.

For purposes of the market comparable approach, valuations were determined by calculating average price multiples of relevant value drivers from a group of companies that are comparable to the reporting unit being analyzed and applying those price multiples to the value drivers of the reporting unit. Multiples used are minority based multiples and thus, no control premium adjustment is made to the comparable companies market multiples. While the market price multiple is not an assumption, a presumption that it provides an indicator of the value of the reporting unit is inherent in the valuation. The determination of the market comparables also involves a degree of judgment.

For purposes of the discounted cash flows (“DCF”) approach, the valuation is based on estimated future cash flows. The financial projections used in the DCF valuation analysis for each reporting unit are based on the most recent (as of the valuation date) financial projections presented to the Corporation's Asset / Liability Management Committee (“ALCO”). The growth assumptions included in these projections are based on management's expectations for each reporting unit's financial prospects considering economic and industry conditions as well as particular plans of each entity (i.e. restructuring plans, de-leveraging, etc.). The cost of equity used to discount the cash flows was calculated using the Ibbotson Build-Up Method and ranged from 13.51% to 19.40% for the 2011 analysis. The Ibbotson Build-Up Method builds up a cost of equity starting with the rate of return of a “risk-free” asset (20-year U.S. Treasury note) and adds to it additional risk elements such as equity risk premium, size premium and industry risk premium. The resulting discount rates were analyzed in terms of reasonability given the current market conditions and adjustments were made when necessary.

For BPNA, the only reporting unit that failed Step 1, the Corporation determined the fair value of Step 1 utilizing a DCF approach and a market value approach. The market value approach is based on a combination of price multiples from comparable companies and multiples from capital raising transactions of comparable companies. The market multiples used included “price to book” and “price to tangible book”. The Step 1 fair value for BPNA under both valuation approaches (market and DCF) was below the carrying amount of its equity book value as of the valuation date (July 31), requiring the completion of Step 2. In accordance with accounting standards, the Corporation performed a valuation of all assets and liabilities of BPNA, including any recognized and unrecognized intangible assets, to determine the fair value of BPNA's net assets. To complete Step 2, the Corporation subtracted from BPNA's Step 1 fair value the determined fair value of the net assets to arrive at the implied fair value of goodwill. The results of the Step 2 indicated that the implied fair value of goodwill is $1.1 billion, which exceeded the goodwill carrying value of $402 million at July 31, 2011 by $701 million, resulting in no goodwill impairment. The reduction in BPNA's Step 1 fair value was offset by a reduction in the fair value of its net assets, resulting in an implied fair value of goodwill that exceeds the recorded book value of goodwill.

The analysis of the results for Step 2 indicates that the reduction in the fair value of the reporting unit was mainly attributed to the deteriorated fair value of the loan portfolios and not to the fair value of the reporting unit as a going concern. The current negative performance of the reporting unit is principally related to deteriorated credit quality in its loan portfolio, which is consistent with the results of the Step 2 analysis. The fair value determined for BPNA's loan portfolio in the July 31, 2011 annual test represented a discount of 28.0%, compared with 21.5% at December 31, 2010. The discount is mainly attributed to market participant's expected rate of returns, which affected the market discount on the commercial and construction loan portfolios of BPNA.

If the Step 1 fair value of BPNA declines further in the future without a corresponding decrease in the fair value of its net assets or if loan discounts improve without a corresponding increase in the Step 1 fair value, the Corporation may be required to record a goodwill impairment charge. The Corporation engaged a third-party valuator to assist management in the annual evaluation of BPNA's goodwill (including Step 1 and Step 2) as well as BPNA's loan portfolios as of the July 31, 2011 valuation date. Management discussed the methodologies, assumptions and results supporting the relevant values for conclusions and determined they were reasonable.

Furthermore, as part of the analyses, management performed a reconciliation of the aggregate fair values determined for the reporting units to the market capitalization of Popular, Inc. concluding that the fair value results determined for the reporting units in the July 31, 2011 annual assessment were reasonable.

The goodwill impairment evaluation process requires the Corporation to make estimates and assumptions with regard to the fair value of the reporting units. Actual values may differ significantly from these estimates. Such differences could result in future impairment of goodwill that would, in turn, negatively impact the Corporation's results of operations and the reporting units where the goodwill is recorded. Declines in the Corporation's market capitalization could increase the risk of goodwill impairment in the future.

Management monitors events or changes in circumstances between annual tests to determine if these events or changes in circumstances would more likely than not reduce the fair value of a reporting unit below its carrying amount.

Management continued monitoring the fair value of the reporting units, particularly BPPR and BPNA that represent, between this two reporting entities, approximately 97% of the Corporation goodwill balance at December 31, 2011. As part of the monitoring process, management performed an assessment for BPPR and BPNA at December 31, 2011. The Corporation determined BPPR's and BPNA's fair values utilizing the same valuation approaches (market and DCF) used in the annual goodwill impairment test. The determined fair value for BPPR at December 31, 2011 exceeded its carrying amount concluding that there is no goodwill impairment. For BPNA, the determined fair value at December 31, 2011 continued to be below its carrying amount under all valuation approaches. The fair value determination of BPNA's assets and liabilities was updated at December 31, 2011 utilizing valuation methodologies consistent with the July 31, 2011 test. The results of the BPNA assessment at December 31, 2011 indicated that the implied fair value of goodwill exceeded the goodwill carrying amount, resulting in no goodwill impairment. The results obtained in the December 31, 2011 assessment of BPNA were consistent with the results of the annual impairment test in that the reduction in the fair value of BPNA was mainly attributable to a significant reduction in the fair value of BPNA's loan portfolio.

At December 31, 2011 and 2010, other than goodwill, the Corporation had $ 6 million of identifiable intangible assets, with indefinite useful lives, mostly associated with E-LOAN'S trademark.

The valuation of the E-LOAN trademark was performed using the “relief-from-royalty” valuation approach. The basis of the “relief-from-royalty” method is that, by virtue of having ownership of the trademark, the Corporation is relieved from having to pay a royalty, usually expressed as a percentage of revenue, for the use of trademark. The main attributes involved in the valuation of this intangible asset include the royalty rate, revenue projections that benefit from the use of this intangible, after-tax royalty savings derived from the ownership of the intangible, and the discount rate to apply to the projected benefits to arrive at the present value of this intangible. Since estimates are an integral part of this trademark impairment analysis, changes in these estimates could have a significant impact on the calculated fair value. There were no impairments recognized during the years ended December 31, 2011 and 2010 related to E-LOAN's trademark.

Deposits	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Deposits

Note 17 – Deposits

Total interest bearing deposits consisted of:

	December 31,
(In thousands)	2011	2010
Savings accounts	$6,473,215	$6,177,074
NOW, money market and other interest bearing demand deposits	5,103,398	4,756,615
Total savings, NOW, money market and other interest bearing demand deposits	11,576,613	10,933,689
Certificates of deposit:
Under $100,000	6,473,095	6,238,229
$100,000 and over	4,236,945	4,650,961
Total certificates of deposit	10,710,040	10,889,190
Total interest bearing deposits	$22,286,653	$21,822,879

A summary of certificates of deposit by maturity at December 31, 2011, follows:

(In thousands)
2012	$6,873,895
2013	1,598,877
2014	833,916
2015	764,247
2016	569,217
2017 and thereafter	69,888
Total certificates of deposit	$10,710,040

At December 31, 2011, the Corporation had brokered deposits amounting to $ 3.4 billion (2010 - $ 2.3 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $13 million at December 31, 2011 (2010 - $52 million).

Assets sold under agreements to repurchase	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Federal Funds Purchased And Assets Sold Under Agreements To Repurchase

Note 18 – Assets sold under agreements to repurchase

The following table summarizes certain information on assets sold under agreements to repurchase at December 31, 2011, 2010, and 2009:

(Dollars in thousands)	2011	2010	2009
Assets sold under agreements to repurchase	$2,141,097	$2,412,550	$2,632,790
Maximum aggregate balance outstanding at any month-end	$2,822,308	$2,672,553	$3,938,845
Average monthly aggregate balance outstanding	$2,480,490	$2,356,100	$2,844,975
Weighted average interest rate:
For the year	2.20%	2.55%	2.45%
At December 31	2.57%	2.34%	2.42%

The repurchase agreements outstanding at December 31, 2011 were collateralized by $ 1.8 billion in investment securities available for sale, $ 403 million in trading securities and $ 68 million in securities sold not yet delivered in other assets (2010 - $ 2.1 billion in investment securities available for sale and $ 492 million in trading securities). It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statement of financial condition.

In addition, there were repurchase agreements outstanding collateralized by $ 274 million (2010 - $ 172 million) in securities purchased underlying agreements to resell to which the Corporation has the right to repledge. It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly are not reflected in the Corporation's consolidated statements of financial condition.

The following table presents the liability associated with the repurchase transactions (including accrued interest), their maturities and weighted average interest rates. Also, it includes the carrying value and approximate market value of the collateral (including accrued interest) at December 31, 2011 and 2010. The information excludes repurchase agreement transactions which were collateralized with securities or other assets held-for-trading purposes or which have been obtained under agreements to resell.

	2011				2010
		Carrying	Market	Weighted		Carrying	Market	Weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$121,004	$126,317	$126,317	0.37%	$205,320	$216,530	$216,530	0.37%
After 90 days	348,100	393,998	393,998	3.55	373,333	426,664	426,664	4.22
Total obligations of U.S. government
sponsored entities	469,104	520,315	520,315	2.73	578,653	643,194	643,194	2.85
Mortgage-backed securities
Within 30 days	39,148	43,009	43,009	0.46	84,345	90,434	90,434	0.33
After 30 to 90 days	6,369	7,011	7,011	4.37	32,261	32,415	32,415	5.29
After 90 days	633,930	628,243	628,243	3.99	561,790	644,943	644,943	4.40
Total mortgage-backed securities	679,447	678,263	678,263	3.79	678,396	767,792	767,792	3.94
Collateralized mortgage obligations
Within 30 days	194,958	240,675	240,675	0.59	280,951	329,634	329,634	0.38
After 30 to 90 days	43,704	47,388	47,388	4.37	89,561	103,398	103,398	0.38
After 90 days	130,003	291,096	291,096	3.52	173,840	244,078	244,078	4.26
Total collateralized mortgage
obligations	368,665	579,159	579,159	2.08	544,352	677,110	677,110	1.62
Total	$1,517,216	$1,777,737	$1,777,737	3.05%	$1,801,401	$2,088,096	$2,088,096	2.89%

Other Short Term Borrowings	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Short-term Debt [Text Block]

Note 19 – Other short-term borrowings

The following table presents a breakdown of other short-term borrowings at December 31, 2011 and 2010.

(In thousands)	2011	2010
Advances with the FHLB paying interest at maturity, at fixed rates of 0.31% (2010 - 0.36% to 0.44%)	$295,000	$300,000
Term funds purchased paying interest at maturity, at fixed rates from 1.15% to 1.25%	-	52,500
Securities sold not yet purchased	-	10,459
Others	1,200	1,263
Total other short-term borrowings	$296,200	$364,222

The maximum aggregate balance outstanding at any month-end was approximately $ 391 million (2010 - $364 million; 2009 - $205 million). The weighted average interest rate of other short-term borrowings at December 31, 2011 was 0.35% (2010 – 0.54%; 2009 – 2.74%). The average aggregate balance outstanding during the year was approximately $ 149 million (2010 - $45 million; 2009 - $43 million). The weighted average interest rate during the year was 0.55% (2010 – 1.13%; 2009 – 0.95%).

Note 20 presents additional information with respect to available credit facilities.

Notes Payable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Notes Payable [Text Block]

Note 20 – Notes payable

Notes payable outstanding at December 31, 2011 and 2010, consisted of the following:

(In thousands)	2011	2010

Advances with the FHLB with maturities ranging from 2012 to 2021 paying interest at monthly fixed
rates ranging from 0.66% to 4.95% ( 2010 - 3.52% to 4.95%)	$642,568	$385,000

Note issued to the FDIC paying interest monthly at an annual fixed rate of 2.50%	-	2,492,928

Term notes with maturities ranging from 2012 to 2016 paying interest semiannually
at fixed rates ranging from 5.25% to 7.86% ( 2010 - 5.25% to 13.00%)	278,309	381,133

Term notes with maturities ranging from 2012 to 2013 paying interest
monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate	588	1,010

Junior subordinated deferrable interest debentures (related to trust preferred
securities) with maturities ranging from 2027 to 2034 with fixed interest	439,800	439,800
rates ranging from 6.125% to 8.327% (Refer to Note ##TPS)

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $465,963 as of 2011 and $491,019 at
2010) with no stated maturity and a contractual fixed interest rate of 5.00% until, but	470,037	444,981
excluding December 5, 2013 and 9.00% thereafter (Refer to Note ##TPS)[1]

Others	25,070	25,331
Total notes payable	$1,856,372	$4,170,183

Note: Key index rates as of December 31, 2011 and December 31, 2010, respectively, were as follows: 3-month LIBOR rate =0.58% and 0.30%; 10-year U.S. Treasury note =1.88% and 3.30%.

[1] The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009.

The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2011 and 2010.

As indicated in Note 4 to the consolidated financial statements, in consideration for the excess assets acquired over liabilities assumed as part of the Westernbank FDIC-assisted transaction, BPPR issued to the FDIC a secured note (the “note issued to the FDIC”) in the amount of $5.8 billion at April 30, 2010, which had full recourse to BPPR. The note issued to the FDIC was collateralized by the loans (other than certain consumer loans) and other real estate acquired in the agreement with the FDIC and all proceeds derived from such assets, including cash inflows from claims to the FDIC under the loss sharing agreements. Proceeds received from such sources were used to pay the note under the conditions stipulated in the agreement. The note had been paid in full as of December 31, 2011 without any penalty.

The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2011.

Year	(In thousands)
2012	$214,868
2013	98,800
2014	189,648
2015	36,096
2016	311,472
Later years	535,451
No stated maturity	936,000
Subtotal	2,322,335
Less: Discount	465,963
Total	$1,856,372

At December 31, 2011, the Corporation had borrowing facilities available with the FHLB whereby the Corporation could borrow up to $2.0 billion based on the assets pledged with the FHLB at that date (2010 - $1.6 billion). The FHLB advances at December 31, 2011 are collateralized with mortgage loans, and do not have restrictive covenants or callable features. The maximum borrowing capacity is dependent on certain computations as determined by the FHLB, which consider the amount and type of assets available for collateral.

Also, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York. At December 31, 2011, the borrowing capacity at the discount window approximated $2.6 billion (2010 -$2.7 billion), which remained unused at December 31, 2011 and 2010. The facility is a collateralized source of credit that is highly reliable even under difficult market conditions.

Trust Preferred Securities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Trust Preferred Securities Disclosure [Text Block]

Note 21 – Trust preferred securities

At December 31, 2011 and 2010, four statutory trusts established by the Corporation (BanPonce Trust I, Popular Capital Trust I, Popular North America Capital Trust I and Popular Capital Trust II) had issued trust preferred securities (also referred to as “capital securities”) to the public. The proceeds from such issuances, together with the proceeds of the related issuances of common securities of the trusts (the “common securities”), were used by the trusts to purchase junior subordinated deferrable interest debentures (the “junior subordinated debentures”) issued by the Corporation. In August 2009, the Corporation established the Popular Capital Trust III for the purpose of exchanging the shares of Series C preferred stock held by the U.S. Treasury at the time for trust preferred securities issued by this trust. In connection with this exchange, the trust used the Series C preferred stock, together with the proceeds of issuance and sale of common securities of the trust, to purchase junior subordinated debentures issued by the Corporation.

The sole assets of the five trusts consisted of the junior subordinated debentures of the Corporation and the related accrued interest receivable. These trusts are not consolidated by the Corporation pursuant to accounting principles generally accepted in the United States of America.

The junior subordinated debentures are included by the Corporation as notes payable in the consolidated statements of financial condition, while the common securities issued by the issuer trusts are included as other investment securities. The common securities of each trust are wholly-owned, or indirectly wholly-owned, by the Corporation.

The following table presents financial data pertaining to the different trusts at December 31, 2011 and 2010.

(Dollars in thousands)
			Popular
	BanPonce	Popular	North America	Popular	Popular
Issuer	Trust I	Capital Trust I	Capital Trust I	Capital Trust Il	Capital Trust III

Capital securities	$52,865	$181,063	$91,651	$101,023	$935,000
Distribution rate	8.327%	6.700%	6.564%	6.125%	5.000% until,
					but excluding
					December 5,
					2013 and
					9.000% thereafter
Common securities	$1,637	$5,601	$2,835	$3,125	$1,000
Junior subordinated debentures
aggregate liquidation amount	$54,502	$186,664	$94,486	$104,148	$936,000
Stated maturity date	February	November	September	December	Perpetual
	2027	2033	2034	2034
Reference notes	[1],[3],[6]	[2],[4],[5]	[1],[3],[5]	[2],[4],[5]	[2],[4],[7],[8]

[1] Statutory business trust that is wholly-owned by Popular North America (“PNA”) and indirectly wholly-owned by the Corporation.

[2] Statutory business trust that is wholly-owned by the Corporation.

[3] The obligations of PNA under the junior subordinated debentures and its guarantees of the capital securities under the trust are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.

[4] These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.

[5] The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption. The maturity of the junior subordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates (i) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.

[6] Same as [5] above, except that the investment company event does not apply for early redemption.

[7] The debentures are perpetual and may be redeemed by Popular at any time, subject to the consent of the Board of Governors of the Federal Reserve System.

[8] Carrying value of junior subordinates debentures of $ 470 million at December 31, 2011 ($ 936 million aggregate liquidation amount, net of $ 466 million discount) and $ 445 million at December 31, 2010 ($ 936 million aggregate liquidation amount, net of $ 491 million discount).

In accordance with the Federal Reserve Board guidance, the trust preferred securities represent restricted core capital elements and qualify as Tier 1 capital, subject to certain quantitative limits. The aggregate amount of restricted core capital elements that may be included in the Tier 1 capital of a banking organization must not exceed 25% of the sum of all core capital elements (including cumulative perpetual preferred stock and trust preferred securities). At December 31, 2011 and 2010 the Corporation's restricted core capital elements did not exceed the 25% limitation. Thus, all trust preferred securities were allowed as Tier 1 capital. Amounts of restricted core capital elements in excess of this limit generally may be included in Tier 2 capital, subject to further limitations. Effective March 31, 2011, the Federal Reserve Board revised the quantitative limit which would limit restricted core capital elements included in the Tier 1 capital of a bank holding company to 25% of the sum of core capital elements (including restricted core capital elements), net of goodwill less any associated deferred tax liability. Furthermore, the Dodd-Frank Act, enacted in July 2010, has a provision to effectively phase out the use of trust preferred securities issued before May 19, 2010 as Tier 1 capital over a 3-year period commencing on January 1, 2013. Trust preferred securities issued on or after May 19, 2010 no longer qualify as Tier 1 capital. At December 31, 2011, the Corporation had $ 427 million in trust preferred securities (capital securities) that are subject to the phase-out. The Corporation has not issued any trust preferred securities since May 19, 2010. At December 31, 2011, the remaining $935 million of trust preferred securities corresponded to capital securities issued to the U.S. Treasury pursuant to the Emergency Economic Stabilization Act of 2008, which are exempt from the phase-out provision.

Exchange Offers	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Exchange Offers [Text Block]

Note 22 – Exchange offers

During 2009, the Corporation completed certain exchange transactions involving preferred stock, common stock and trust preferred securities (also referred to as “capital securities”). The sections below describe such transactions.

Exchange of preferred stock for common stock

The exchange by holders of the Corporation's shares of the Series A and B non-cumulative preferred stock for shares of common stock in 2009 resulted in the extinguishment of such shares of preferred stock and an issuance of shares of common stock.

The following table presents the results of the exchange offer with respect to the Series A and B preferred stock.

Title of securities	Per security liquidation preference amount	Shares of preferred stock exchanged	Shares of preferred stock outstanding after exchange	Aggregate liquidation preference amount after exchange (in thousands)	Shares of common stock issued
Series A Preferred Stock	$25	6,589,274	885,726	$22,143	52,714,192
Series B Preferred Stock	$25	14,879,335	1,120,665	$28,017	119,034,680

The exchange of shares of preferred stock for shares of common stock resulted in a favorable impact to accumulated deficit of $230.4 million, which is also considered in the income (loss) per common share computations. Refer to Note 32 to the consolidated financial statements for such computations.

Common stock issued in connection with the early extinguishment of debt (exchange of trust preferred securities for common stock)

During 2009, the Corporation exchanged trust preferred securities with a liquidation preference value of $465 million issued by different trusts (BanPonce Trust I, Popular Capital Trust I, Popular North America Capital Trust I and Popular Capital Trust II) for 185,761,204 shares of common stock of the Corporation. The trust preferred securities were delivered to the trusts in return for the junior subordinated debentures (recorded as notes payable in the Corporation's financial statements) that had been issued by the Corporation to the trusts. The junior subordinated debentures were submitted for cancellation by the indenture trustee under the applicable indenture. The Corporation recognized a pre-tax gain of $80.3 million on the extinguishment of the applicable junior subordinated debentures, which was included in the consolidated statement of operations for the year ended December 31, 2009. This transaction was accounted for as an early extinguishment of debt. The increase in stockholders' equity related to the exchange of trust preferred securities for shares of common stock was approximately $390 million, net of issuance costs, and including the gain on the early extinguishment of debt.

Exchange of preferred stock held by the U.S. Treasury for trust preferred securities

In August 2009, the United States Department of the Treasury (“U.S. Treasury”) agreed with the Corporation to exchange all 935,000 shares of the Corporation's outstanding Fixed Rate Cumulative Perpetual Preferred Stock, Series C (the “Series C Preferred Stock”), owned by the U.S Treasury, for 935,000 newly issued Popular Capital Trust III trust preferred securities. In connection with this exchange, the trust used the Series C preferred stock, together with the proceeds of the issuance and sale by the trust to the Corporation of $1 million aggregate liquidation amount of its fixed rate common securities, to purchase $936 million aggregate principal amount of the junior subordinated debentures issued by the Corporation. The Series C Preferred Stock were issued to the U.S. Department of Treasury (“U.S. Treasury”) in December 2008 under the U.S. Treasury's Troubled Asset Relief Program (“TARP”) Capital Purchase Program.

The obligations of the Corporation to the holders of the Popular Capital Trust III trust preferred securities under the guarantee agreement dated August 24, 2009 constitute unsecured obligations and rank subordinate and junior in right of payment to all senior debt. The obligations of the Corporation under the guarantee agreement rank pari-passu with the obligations of Popular under any similar guarantee agreements issued by the Corporation on behalf of the holders of preferred or capital securities issued by any statutory trust. Under the guarantee agreement, the Corporation has guaranteed the payment of the liquidation amount of the trust preferred securities upon liquidation of the trust, but only to the extent that the trust has funds available to make such payments.

This transaction with the U.S. Treasury was accounted for as an extinguishment of previously issued Series C preferred stock. The accounting impact of this transaction included (1) recognition of junior subordinated debentures and derecognition of the Series C preferred stock; (2) recognition of a favorable impact to accumulated deficit resulting from the excess of (a) the carrying amount of the securities exchanged (the Series C preferred stock) over (b) the fair value of the consideration exchanged (the trust preferred securities); (3) the reversal of any unamortized discount outstanding on the Series C preferred stock; and (4) recognition of issuance costs. The reduction in total stockholders' equity related to the U.S. Treasury exchange transaction at the exchange rate was approximately $416 million, which was principally impacted by the reduction of $935 million of aggregate liquidation preference value of the Series C preferred stock, partially offset by the $519 million discount on the junior subordinated debentures described in item (2) above. This discount and debt issue costs are amortized through interest expense using the interest yield method over the estimated life of the junior subordinated debentures, which was estimated to be 30 years.

This particular exchange resulted in a favorable impact to accumulated deficit on the exchange date of $485.3 million, which is also considered in the income (loss) per common share computations. Refer to Note 32 to the consolidated financial statements for a reconciliation of net income (loss) per common share.

Stockholders' equity	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Stockholders' equity

Note 23 – Stockholders' equity

The Corporation has 30,000,000 shares of authorized preferred stock that may be issued in one or more series, and the shares of each series shall have such rights and preferences as shall be fixed by the Board of Directors when authorizing the issuance of that particular series. The Corporation's shares of preferred stock issued and outstanding at December 31, 2011 and 2010 consisted of:

  6.375% non-cumulative monthly income preferred stock, 2003 Series A, no par value, liquidation preference value of $25 per share. Holders on record of the 2003 Series A Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 6.375% of their liquidation preference value, or $0.1328125 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System. The redemption price per share is $25.00. The shares of 2003 Series A Preferred Stock have no voting rights, except for certain rights in instances when the Corporation does not pay dividends for a defined period. These shares are not subject to any sinking fund requirement. Cash dividends declared and paid on the 2003 Series A Preferred Stock amounted to $ 1.4 million for the year ended December 31, 2011 (2010 - $ 117.6 thousand; 2009 - $ 6.0 million). Outstanding shares of 2003 Series A Preferred Stock amounted to 885,726 at December 31, 2011, 2010 and 2009.
  8.25% non-cumulative monthly income preferred stock, 2008 Series B, no par value, liquidation preference value of $25 per share. The shares of 2008 Series B Preferred Stock were issued in May 2008. Holders of record of the 2008 Series B Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 8.25% of their liquidation preferences, or $0.171875 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System beginning on May 28, 2013. The redemption price per share is $25.50 from May 28, 2013 through May 28, 2014, $25.25 from May 28, 2014 through May 28, 2015 and $25.00 from May 28, 2015 and thereafter. Cash dividends declared and paid on the 2008 Series B Preferred Stock amounted to $ 2.3 million for the year ended December 31, 2011 (2010 - $ 192.6 thousand; 2009 - $ 16.5 million). Outstanding shares of 2008 Series B Preferred Stock amounted to 1,120,665 at December 31, 2011, 2010 and 2009.

As part of the Series C Preferred Stock transaction with the U.S. Treasury effected on December 5, 2008, the Corporation issued to the U.S. Treasury a warrant to purchase 20,932,836 shares of the Corporation's common stock at an exercise price of $6.70 per share, which continues to be outstanding in full and without amendment at December 31, 2011. The warrant is immediately exercisable, subject to certain restrictions, and has a 10-year term. The exercise price and number of shares subject to the warrant are both subject to anti-dilution adjustments. The U.S. Treasury may not exercise voting power with respect to shares of common stock issued upon exercise of the warrant. The trust preferred securities issued to the U.S. Treasury, which are described in Notes 21 and 22 to the financial statements, the warrant or the shares issuable upon exercise of the warrant are not subject to any contractual restriction on transfer.

The Corporation's common stock trades on the NASDAQ Stock Market (the “NASDAQ”) under the symbol BPOP. The Corporation voluntarily delisted its 2003 Series A and 2008 Series B Preferred Stock from the NASDAQ effective October 8, 2009.

On May 4, 2010, following stockholder approval, the Corporation amended its restated certificate of incorporation to provide for an increase in the number of shares of the Corporation's common stock authorized for issuance from 700 million shares to 1.7 billion shares.

In April 2010, the Corporation raised $1.15 billion through the sale of 46,000,000 depositary shares, each representing a 1/40th interest in a share of Contingent Convertible Perpetual Non-Cumulative Preferred Stock, Series D, no par value, $1,000 liquidation preference per share. The preferred stock represented by depositary shares automatically converted into shares of the Corporation's common stock at a conversion rate of 8.3333 shares of common stock for each depositary share on May 11, 2010. The conversion of the depositary shares of preferred stock resulted in the issuance of 383,333,333 additional shares of common stock. The net proceeds from the public offering amounted to approximately $1.1 billion, after deducting the underwriting discount and estimated offering expenses. Note 32 to the consolidated financial statements provides information on the impact of the conversion on net income per common share.

As described in Note 22 to the financial statements, during 2009, the Corporation issued 357,510,076 new shares of common stock in exchange of its Series A and Series B preferred stocks and trust preferred securities, which resulted in an increase in common stockholders' equity of $923 million. This increase included newly issued common stock and surplus of $612.4 million and a favorable impact to accumulated deficit of $311 million, including $80.3 million in gains on the extinguishment of junior subordinated debentures that relate to the trust preferred securities.

On February 19, 2009, the Board of Directors of the Corporation resolved to retire 13,597,261 shares of the Corporation's common stock that were held by the Corporation as treasury shares. It is the Corporation's accounting policy to account, at retirement, for the excess of the cost of the treasury stock over its par value entirely to surplus. The impact of the retirement is reflected in the consolidated statements of changes in stockholders' equity.

The Corporation's common stock ranks junior to all series of preferred stock as to dividend rights and / or as to rights on liquidation, dissolution or winding up of the Corporation. Dividends on each series of preferred stocks are payable if declared. The Corporation's ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, its common stock is subject to certain restrictions in the event that the Corporation fails to pay or set aside full dividends on the preferred stock for the latest dividend period. The ability of the Corporation to pay dividends in the future is limited by regulatory requirements and approval, the Corporation's agreements with the U.S. Treasury, legal availability of funds, recent and projected financial results, capital levels and liquidity of the Corporation, general business conditions and other factors deemed relevant by the Corporation's Board of Directors.

During the years ended December 31, 2011 and 2010, the Corporation did not declare dividends on its common stock (2009 - cash dividends of $0.02 per common share outstanding or $5.6 million).

The Banking Act of the Commonwealth of Puerto Rico requires that a minimum of 10% of BPPR's net income for the year be transferred to a statutory reserve account until such statutory reserve equals the total of paid-in capital on common and preferred stock. Any losses incurred by a bank must first be charged to retained earnings and then to the reserve fund. Amounts credited to the reserve fund may not be used to pay dividends without the prior consent of the Puerto Rico Commissioner of Financial Institutions. The failure to maintain sufficient statutory reserves would preclude BPPR from paying dividends. BPPR's statutory reserve fund amounted to $ 415 million at December 31, 2011 (2010 and 2009 - $ 402 million). During 2011, $ 13 million was transferred to the statutory reserve account (2009 - $ 10 million). There were no transfers to the statutory reserve during 2010. BPPR was in compliance with the statutory reserve requirement in 2011, 2010 and 2009.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 24 – Regulatory capital requirements

The Corporation and its banking subsidiaries are subject to various regulatory capital requirements imposed by the federal banking agencies. Failure to meet minimum capital requirements can lead to certain mandatory and additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Federal Reserve Board and the other bank regulators have adopted quantitative measures which assign risk weightings to assets and off-balance sheet items and also define and set minimum regulatory capital requirements. Rules adopted by the federal banking agencies provide that a depository institution will be deemed to be well capitalized if it maintains a leverage ratio of at least 5%, a Tier 1 risk-based capital ratio of at least 6% and a total risk-based ratio of at least 10%. Management has determined that at December 31, 2011 and 2010, the Corporation exceeded all capital adequacy requirements to which it is subject.

At December 31, 2011 and 2010, BPPR and BPNA were well-capitalized under the regulatory framework for prompt corrective action. At December 31, 2011, management believes that there were no conditions or events since the most recent notification date that could have changed the institution's category.

The Corporation has been designated by the Federal Reserve Board as a Financial Holding Company (“FHC”) and is eligible to engage in certain financial activities permitted under the Gramm-Leach-Bliley Act of 1999.

The following tables present the Corporation's risk-based capital and leverage ratios at December 31, 2011 and 2010.

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2011
Total Capital (to Risk-Weighted Assets):
Corporation	$4,212,070	17.25%	$1,953,146	8%
BPPR	2,595,068	14.30	1,451,841	8
BPNA	1,256,906	21.76	462,172	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,899,593	15.97%	$976,573	4%
BPPR	2,177,865	12.00	725,920	4
BPNA	1,182,642	20.47	231,086	4

Tier I Capital (to Average Assets):
Corporation	$3,899,593	10.90%	$1,073,512	3%
			1,431,350	4
BPPR	2,177,865	8.11	805,263	3
			1,073,684	4
BPNA	1,182,642	14.41	246,256	3
			328,341	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2010
Total Capital (to Risk-Weighted Assets):
Corporation	$4,062,298	15.79%	$2,057,677	8%
BPPR	2,451,042	13.13	1,493,303	8
BPNA	1,244,884	18.87	527,775	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,733,776	14.52%	$1,028,839	4%
BPPR	2,028,968	10.87	746,652	4
BPNA	1,159,245	17.57	263,887	4

Tier I Capital (to Average Assets):
Corporation	$3,733,776	9.70%	$1,154,718	3%
			1,539,624	4
BPPR	2,028,968	7.05	863,742	3
			1,151,656	4
BPNA	1,159,245	12.86	270,480	3
			360,639	4

The following table presents the minimum amounts and ratios for the Corporation's banks to be categorized as well-capitalized under prompt corrective action.

	2011		2010
(In thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,814,801	10%	$1,866,629	10%
BPNA	577,715	10	659,718	10

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,088,881	6%	$1,119,978	6%
BPNA	346,629	6	395,831	6

Tier I Capital (to Average Assets):
BPPR	$1,342,105	5%	$1,439,570	5%
BPNA	410,426	5	450,799	5

Related party transactions with affiliated company	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Related party transactions with affiliated company

Note 25 – Related party transactions

The Corporation grants loans to its directors, executive officers and certain related individuals or organizations in the ordinary course of business. The movement and balance of these loans were as follows:

	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2009	$5,292	$52,569	$57,861
New loans	1,890	91,701	93,591
Payments	(240)	(47,646)	(47,886)
Other changes	(3,461)	(579)	(4,040)
Balance at December 31, 2010	$3,481	$96,045	$99,526
New loans	2,769	28,266	31,035
Payments	(725)	(24,223)	(24,948)
Other changes	(65)	-	(65)
Balance at December 31, 2011	$5,460	$100,088	$105,548

The amounts reported as “other changes” include changes in the status of those who are considered related parties.

At December 31, 2011, the Corporation's banking subsidiaries held deposits from related parties, excluding EVERTEC, amounting to $ 36 million (2010 - $ 45 million).

Sale of Processing and Technology Business and Related party transactions with EVERTEC, as an affiliate

In 2010, the Corporation entered into a merger agreement, dated as of June 30, 2010, to sell a 51% interest in EVERTEC, including the merchant acquiring business of BPPR (the “EVERTEC transaction”), to funds managed by Apollo Management, L.P. (“Apollo”), an unrelated third-party, in a leveraged buyout. In connection with the EVERTEC transaction, the Corporation completed an internal reorganization transferring certain intellectual property assets and interests in certain foreign subsidiaries to EVERTEC, including BPPR's merchant acquiring business and TicketPop divisions. The Corporation retained EVERTEC's operations in Venezuela and certain related contracts as an indirect wholly-owned subsidiary. The Corporation also retained equity interests in the processing businesses of Servicios Financieros, S.A. de C.V. (“Serfinsa”) and Consorcio de Tarjetas Dominicanas, S.A. (“CONTADO”). On September 30, 2010, EVERTEC DE VENEZUELA, C.A. became a subsidiary of PIBI and EVERTEC LATINOAMERICA, SOCIEDAD ANONIMA was transferred from Popular International Bank, Inc. (“PIBI”) to EVERTEC.

On September 30, 2010, the Corporation completed the EVERTEC transaction. Following the consummation of the EVERTEC transaction, EVERTEC is now a wholly-owned subsidiary of Carib Holdings, Inc., a newly formed entity that is operated as a joint venture, with Apollo and the Corporation initially owning 51% and 49%, respectively, subject to pro rata dilution for certain issuances of capital stock to EVERTEC management. In connection with the leveraged buyout, EVERTEC issued financing in the form of unsecured senior notes and a participation in a syndicated loan (senior secured credit facility). The Corporation invested $ 35 million in senior unsecured notes issued by EVERTEC ($ 17.85 million, net of the elimination related to the 49% ownership interest maintained by Popular). Also, the Corporation initially provided financing to EVERTEC by acquiring $ 58.2 million of the syndicated loan ($ 29.7 million, net of the elimination of the 49% equity interest).

As a result of the sale, the Corporation recognized a pre-tax gain, net of transaction costs, of approximately $616.2 million ($531.0 million after-tax), of which $640.8 million was separately disclosed within non-interest income in the consolidated statement of operations and $24.6 million was included as operating expenses (transaction costs) for the year ended December 31, 2010. Approximately $94.0 million of the pre-tax gain was the result of marking the Corporation's retained interest in the EVERTEC business at fair value. This portion of the gain was non-cash. The investment in EVERTEC was initially recorded at a fair value of $177 million at September 30, 2010. The equity value of the Corporation's retained interest in the former subsidiary, as determined in an orderly transaction between market participants, takes into consideration the buyer's enterprise value of EVERTEC reduced by the debt incurred, net of debt issue costs, utilized as part of the sale transaction. Prospectively, the investment in EVERTEC is accounted for under the equity method and evaluated for impairment if events or circumstances indicate that a decrease in value of the investment has occurred that is other-than-temporary.

As part of the EVERTEC transaction, on September 30, 2010, the Corporation entered into certain ancillary agreements pursuant to which, among other things, EVERTEC provides various processing and information technology services to the Corporation and its subsidiaries and gives BPPR access to the ATH network owned and operated by EVERTEC by providing various services, in each case for initial terms of fifteen years.

The Corporation's investment in EVERTEC, including the impact of intra-entity eliminations, amounted to $ 203 million at December 31, 2011 (2010 - $ 197 million), and is included as part of “other assets” in the consolidated statements of financial condition.

The Corporation's proportionate share of income or loss from EVERTEC is included in other operating income in the consolidated statements of operations since October 1, 2010. The following table presents the Corporation's proportionate share of income (loss) from EVERTEC for the years ended December 31, 2011 and 2010. The unfavorable impact of the elimination in non-interest income presented in the table is principally offset by the elimination of 49% of the professional fees (operating expenses) paid by the Corporation to EVERTEC during the same period.

(In thousands)	2011	2010
Share of income from the equity investment in EVERTEC	$13,936	$574
Intra-company eliminations considered in other operating income (detailed in next table)	(52,218)	(15,438)
Share of income (loss) from the equity investment in EVERTEC, net of eliminations	$(38,282)	$(14,864)

The following tables present the impact of transactions and service payments between the Corporation and EVERTEC (as an affiliate) and their impact on the results of operations for the years ended December 31, 2011 and 2010. Items that represent expenses to the Corporation are presented with parenthesis. For consolidation purposes, the Corporation eliminates 49% of the income (expense) between EVERTEC and the Corporation from the corresponding categories in the consolidated statements of operations and the net effect of all items at 49% is eliminated against other operating income, which is the category used to record the Corporation's share of income (loss) as part of its equity method investment in EVERTEC. The 51% majority interest in the table that follows represents the share of transactions with the affiliate that is not eliminated in the consolidation of the Corporation's results of operations.

	2011			2010
(In thousands)	100%	Popular's 49% interest (eliminations)	51% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest	Category
Interest income on loan to EVERTEC	$3,619	$1,773	$1,846	$1,188	$582	$606	Interest income
Interest income on investment securities issued by EVERTEC	3,850	1,887	1,963	963	472	491	Interest income
Interest expense on deposits	(627)	(307)	(320)	(93)	(46)	(47)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	27,300	13,377	13,923	1,688	827	861	Other service fees
Processing fees on services provided by EVERTEC	(149,156)	(73,086)	(76,070)	(37,579)	(18,414)	(19,165)	Professional fees
Rental income charged to EVERTEC	7,063	3,461	3,602	2,009	984	1,025	Net occupancy
Transition services provided to EVERTEC	1,382	677	705	321	157	164	Other operating expenses
Total	$(106,569)	$(52,218)	$(54,351)	$(31,503)	$(15,438)	$(16,065)

The Corporation had the following financial condition accounts outstanding with EVERTEC at December 31, 2011 and 2010. The 51% majority interest represents the share of transactions with the affiliate that is not eliminated in the consolidation of the Corporation's statement of condition.

	At December 31, 2011		At December 31, 2010
(In thousands)	100%	51% majority interest	100%	51% majority interest
Loans	$53,215	$27,140	$58,126	$29,644
Investment securities	35,000	17,850	35,000	17,850
Deposits	54,288	27,687	38,761	19,768
Accounts receivables (Other assets)	5,132	2,617	3,922	2,000
Accounts payable (Other liabilities)	14,684	7,489	17,416	8,882

Prior to the EVERTEC sale transaction on September 30, 2010, EVERTEC had certain performance bonds outstanding, which were guaranteed by the Corporation under a general indemnity agreement between the Corporation and the insurance companies issuing the bonds. The Corporation agreed to maintain, for a 5-year period following September 30, 2010, the guarantee of the performance bonds. The EVERTEC's performance bonds guaranteed by the Corporation amounted to approximately $ 15.0 million at December 31, 2011 (2010 - $ 20.1 million). Also, EVERTEC had an existing letter of credit issued by BPPR, which amounted to $ 2.9 million at December 31, 2011 and 2010. As part of the merger agreement, the Corporation also agreed to maintain outstanding this letter of credit for a 5-year period. EVERTEC and the Corporation entered into a Reimbursement Agreement, in which EVERTEC will reimburse the Corporation for any losses incurred by the Corporation in connection with the performance bonds and the letter of credit. Possible losses resulting from these agreements are considered insignificant.

Furthermore, under the terms of the sale of EVERTEC, the Corporation was required for a period of twelve months following September 30, 2010 to sell its equity interests in Serfinsa and CONTADO to EVERTEC, subject to complying with certain rights of first refusal in favor of the Serfinsa and CONTADO shareholders. During the year ended December 31, 2011, the Corporation sold its equity interest in CONTADO to CONTADO shareholders and EVERTEC and recognized a gain of $ 16.7 million, net of tax, upon the sale. The Corporation's investment in CONTADO, accounted for under the equity method, amounted to $ 16 million at December 31, 2010. During the year ended December 31, 2011, the Corporation sold its equity investment in Serfinsa and recognized a gain of approximately $ 212 thousand, net of tax. The Corporation's investment in Serfinsa, accounted for under the equity method, amounted to $ 1.8 million at December 31, 2010.

Guarantees	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Guarantees

Note 26 – Guarantees

The Corporation has obligations upon the occurrence of certain events under financial guarantees provided in certain contractual agreements as summarized below.

The Corporation issues financial standby letters of credit and has risk participation in standby letters of credit issued by other financial institutions, in each case to guarantee the performance of various customers to third parties. If the customers failed to meet its financial or performance obligation to the third party under the terms of the contract, then, upon their request, the Corporation would be obligated to make the payment to the guaranteed party. At December 31, 2011, the Corporation recorded a liability of $0.5 million (December 31, 2010 - $0.5 million), which represents the unamortized balance of the obligations undertaken in issuing the guarantees under the standby letters of credit issued or modified after December 31, 2002. In accordance with the provisions of ASC Topic 460, the Corporation recognizes at fair value the obligation at inception of the standby letters of credit. The fair value approximates the fee received from the customer for issuing such commitments. These fees are deferred and are recognized over the commitment period. The contracts amount in standby letters of credit outstanding at December 31, 2011 and 2010, shown in Note 27 represent the maximum potential amount of future payments that the Corporation could be required to make under the guarantees in the event of nonperformance by the customers. These standby letters of credit are used by the customers as a credit enhancement and typically expire without being drawn upon. The Corporation's standby letters of credit are generally secured, and in the event of nonperformance by the customers, the Corporation has rights to the underlying collateral provided, which normally includes cash, marketable securities, real estate, receivables, and others. Management does not anticipate any material losses related to these instruments.

Also, the Corporation securitized mortgage loans into guaranteed mortgage-backed securities subject to lifetime credit recourse on the loans that serve as collateral for the mortgage-backed securities. Also, from time to time, the Corporation may sell, in bulk sale transactions, residential mortgage loans and Small Business Administration (“SBA”) commercial loans subject to credit recourse or to certain representations and warranties from the Corporation to the purchaser. These representations and warranties may relate, for example, to borrower creditworthiness, loan documentation, collateral, prepayment and early payment defaults. The Corporation may be required to repurchase the loans under the credit recourse agreements or representation and warranties.

At December 31, 2011, the Corporation serviced $ 3.5 billion (December 31, 2010 - $ 4.0 billion) in residential mortgage loans subject to credit recourse provisions, principally loans associated with FNMA and FHLMC residential mortgage loan securitization programs. In the event of any customer default, pursuant to the credit recourse provided, the Corporation is required to repurchase the loan or reimburse the third party investor for the incurred loss. The maximum potential amount of future payments that the Corporation would be required to make under the recourse arrangements in the event of nonperformance by the borrowers is equivalent to the total outstanding balance of the residential mortgage loans serviced with recourse and interest, if applicable. During 2011, the Corporation repurchased approximately $ 241 million of unpaid principal balance in mortgage loans subject to the credit recourse provisions (2010 - $ 121 million). In the event of nonperformance by the borrower, the Corporation has rights to the underlying collateral securing the mortgage loan. The Corporation suffers losses on these loans when the proceeds from a foreclosure sale of the property underlying a defaulted mortgage loan are less than the outstanding principal balance of the loan plus any uncollected interest advanced and the costs of holding and disposing the related property. At December 31, 2011, the Corporation's liability established to cover the estimated credit loss exposure related to loans sold or serviced with credit recourse amounted to $ 59 million (December 31, 2010 - $ 54 million). The following table shows the changes in the Corporation's liability of estimated losses from these credit recourses agreements, included in the consolidated statements of financial condition during the years ended December 31, 2011 and 2010.

(In thousands)	2011	2010
Balance as of beginning of period	$53,729	$15,584
Additions for new sales	-	-
Provision for recourse liability	43,828	53,979
Net charge-offs / terminations	(38,898)	(15,834)
Balance as of end of period	$58,659	$53,729

The probable losses to be absorbed under the credit recourse arrangements are recorded as a liability when the loans are sold and are updated by accruing or reversing expense (categorized in the line item “adjustments (expense) to indemnity reserves on loans sold” in the consolidated statements of operations) throughout the life of the loan, as necessary, when additional relevant information becomes available. The methodology used to estimate the recourse liability is a function of the recourse arrangements given and considers a variety of factors, which include actual defaults and historical loss experience, foreclosure rate, estimated future defaults and the probability that a loan would be delinquent. Statistical methods are used to estimate the recourse liability. Expected loss rates are applied to different loan segmentations. The expected loss, which represents the amount expected to be lost on a given loan, considers the probability of default and loss severity. The probability of default represents the probability that a loan in good standing would become 90 days delinquent within the following twelve-month period. Regression analysis quantifies the relationship between the default event and loan-specific characteristics, including credit scores, loan-to-value ratios, and loan aging, among others.

When the Corporation sells or securitizes mortgage loans, it generally makes customary representations and warranties regarding the characteristics of the loans sold. The Corporation's mortgage operations in Puerto Rico group conforming mortgage loans into pools which are exchanged for FNMA and GNMA mortgage-backed securities, which are generally sold to private investors, or are sold directly to FNMA or other private investors for cash. As required under the government agency programs, quality review procedures are performed by the Corporation to ensure that asset guideline qualifications are met. To the extent the loans do not meet specified characteristics, the Corporation may be required to repurchase such loans or indemnify for losses and bear any subsequent loss related to the loans. Repurchases under representation and warranty arrangements in which the Corporation's Puerto Rico banking subsidiaries were obligated to repurchase the loans amounted to $ 22 million in unpaid principal balance with losses amounting to $ 2.5 million for the year ended December 31, 2011. A substantial amount of these loans reinstate to performing status or have mortgage insurance, and thus the ultimate losses on the loans are not deemed significant.

During the quarter ended June 30, 2011, the Corporation's banking subsidiary, BPPR, reached an agreement (the “June 2011 agreement”) with the FDIC, as receiver for a local Puerto Rico institution, and the financial institution with respect to a loan servicing portfolio that BPPR services since 2008, related to FHLMC and GNMA pools. The loans were originated and sold by the financial institution and the servicing rights were transferred to BPPR in 2008. As part of the 2008 servicing agreement, the financial institution was required to repurchase from BPPR any loans that BPPR, as servicer, was required to repurchase from the investors under representation and warranty obligations. As part of the June 2011 agreement, the Corporation received $ 15 million to discharge the financial institution from any repurchase obligation and other claims over the serviced portfolio of approximately $3.5 billion at December 31, 2011. The Corporation recorded a representation and warranty reserve for the amount of the proceeds received from the third-party financial institution. At December 31, 2011, this reserve amounted to $8.5 million. The reduction was principally the result of refinement in reserve estimates based on historical claims and loss expectations.

Servicing agreements relating to the mortgage-backed securities programs of FNMA and GNMA, and to mortgage loans sold or serviced to certain other investors, including FHLMC, require the Corporation to advance funds to make scheduled payments of principal, interest, taxes and insurance, if such payments have not been received from the borrowers. At December 31, 2011, the Corporation serviced $ 17.3 billion in mortgage loans for third-parties, including the loans serviced with credit recourse (December 31, 2010 - $ 18.4 billion). The Corporation generally recovers funds advanced pursuant to these arrangements from the mortgage owner, from liquidation proceeds when the mortgage loan is foreclosed or, in the case of FHA/VA loans, under the applicable FHA and VA insurance and guarantees programs. However, in the meantime, the Corporation must absorb the cost of the funds it advances during the time the advance is outstanding. The Corporation must also bear the costs of attempting to collect on delinquent and defaulted mortgage loans. In addition, if a defaulted loan is not cured, the mortgage loan would be canceled as part of the foreclosure proceedings and the Corporation would not receive any future servicing income with respect to that loan. At December 31, 2011, the outstanding balance of funds advanced by the Corporation under such mortgage loan servicing agreements was approximately $32 million (December 31, 2010 - $24 million). To the extent the mortgage loans underlying the Corporation's servicing portfolio experience increased delinquencies, the Corporation would be required to dedicate additional cash resources to comply with its obligation to advance funds as well as incur additional administrative costs related to increases in collection efforts.

At December 31, 2011, the Corporation has reserves for customary representation and warranties related to loans sold by its U.S. subsidiary E-LOAN prior to 2009. These loans had been sold to investors on a servicing released basis subject to certain representation and warranties. Although the risk of loss or default was generally assumed by the investors, the Corporation made certain representations relating to borrower creditworthiness, loan documentation and collateral, which if not correct, may result in requiring the Corporation to repurchase the loans or indemnify investors for any related losses associated to these loans. At December 31, 2011, the Corporation's reserve for estimated losses from such representation and warranty arrangements amounted to $ 11 million, which was included as part of other liabilities in the consolidated statement of financial condition (December 31, 2010 - $ 31 million). E-LOAN is no longer originating and selling loans since the subsidiary ceased these activities in 2008. On a quarterly basis, the Corporation reassesses its estimate for expected losses associated to E-LOAN's customary representation and warranty arrangements. The analysis incorporates expectations on future disbursements based on quarterly repurchases and make-whole events. The analysis also considers factors such as the average length-time between the loan's funding date and the loan repurchase date, as observed in the historical loan data. Make-whole events are typically defaulted cases in which the investor attempts to recover by collateral or guarantees, and the seller is obligated to cover any impaired or unrecovered portion of the loan. Claims have been predominantly for first mortgage agency loans and principally consist of underwriting errors related to undisclosed debt or missing documentation. The following table presents the changes in the Corporation's liability for estimated losses associated with customary representations and warranties related to loans sold by E-LOAN, included in the consolidated statement of financial condition for the years ended December 31, 2011 and 2010.

(In thousands)	2011	2010
Balance as of beginning of period	$30,659	$33,294
Additions for new sales	-	-
(Credit) provision for representation and warranties	(4,936)	18,594
Net charge-offs / terminations	(2,198)	(12,229)
Other - settlements paid	(12,900)	(9,000)
Balance as of end of period	$10,625	$30,659

During 2008, the Corporation provided indemnification for the breach of certain representations or warranties in connection with certain sales of assets by the discontinued operations of Popular Financial Holdings (“PFH”). The sales were on a non-credit recourse basis. At December 31, 2011, the agreements primarily include indemnification for breaches of certain key representations and warranties, some of which expire within a definite time period; others survive until the expiration of the applicable statute of limitations, and others do not expire. Certain of the indemnifications are subject to a cap or maximum aggregate liability defined as a percentage of the purchase price. The indemnification agreements outstanding at December 31, 2011 are related principally to make-whole arrangements. At December 31, 2011, the Corporation's reserve related to PFH's indemnity arrangements amounted to $ 1 million (December 31, 2010 - $ 8 million), and is included as other liabilities in the consolidated statement of financial condition. The reserve balance at December 31, 2011 contemplates historical indemnity payments. The substantial reduction from December 31, 2010 to 2011 was principally as a result of settlement arrangements with the major counterparties. Popular, Inc. Holding Company (“PIHC”) and PNA have agreed to guarantee certain obligations of PFH with respect to the indemnification obligations. The following table presents the changes in the Corporation's liability for estimated losses associated to loans sold by the discontinued operations of PFH, included in the consolidated statement of financial condition for the years ended December 31, 2011 and 2010.

(In thousands)	2011	2010
Balance as of beginning of period	$8,058	$9,405
Additions for new sales	-	-
Provision for representation and warranties	-	911
Net charge-offs / terminations	(292)	(1,678)
Other - settlements paid	(6,682)	(580)
Balance as of end of period	$1,084	$8,058

PIHC fully and unconditionally guarantees certain borrowing obligations issued by certain of its wholly-owned consolidated subsidiaries amounting to $ 0.7 billion at December 31, 2011 (December 31, 2010 - $ 0.6 billion). In addition, at December 31, 2011 and December 31, 2010, PIHC fully and unconditionally guaranteed on a subordinated basis $ 1.4 billion of capital securities (trust preferred securities) issued by wholly-owned issuing trust entities to the extent set forth in the applicable guarantee agreement. Refer to Note 21 to the consolidated financial statements for further information on the trust preferred securities.

(In thousands)	2011	2010
Balance as of beginning of period	$53,729	$15,584
Additions for new sales	-	-
Provision for recourse liability	43,828	53,979
Net charge-offs / terminations	(38,898)	(15,834)
Balance as of end of period	$58,659	$53,729

(In thousands)	2011	2010
Balance as of beginning of period	$30,659	$33,294
Additions for new sales	-	-
(Credit) provision for representation and warranties	(4,936)	18,594
Net charge-offs / terminations	(2,198)	(12,229)
Other - settlements paid	(12,900)	(9,000)
Balance as of end of period	$10,625	$30,659

(In thousands)	2011	2010
Balance as of beginning of period	$8,058	$9,405
Additions for new sales	-	-
Provision for representation and warranties	-	911
Net charge-offs / terminations	(292)	(1,678)
Other - settlements paid	(6,682)	(580)
Balance as of end of period	$1,084	$8,058

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Commitments and Contingencies

Note 27 – Commitments and contingencies

Off-balance sheet risk

The Corporation is a party to financial instruments with off-balance sheet credit risk in the normal course of business to meet the financial needs of its customers. These financial instruments include loan commitments, letters of credit, and standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition.

The Corporation's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit, standby letters of credit and financial guarantees written is represented by the contractual notional amounts of those instruments. The Corporation uses the same credit policies in making these commitments and conditional obligations as it does for those reflected on the consolidated statements of financial condition.

Financial instruments with off-balance sheet credit risk, whose contract amounts represent potential credit risk at December 31, 2011 and 2010 were as follows:

(In thousands)	2011	2010
Commitments to extend credit:
Credit card lines	$3,833,012	$3,583,430
Commercial lines of credit	2,039,629	1,920,056
Other unused credit commitments	358,572	375,565
Commercial letters of credit	11,632	12,532
Standby letters of credit	124,709	140,064
Commitments to originate mortgage loans	53,323	47,493

At December 31, 2011, the Corporation maintained a reserve of approximately $15 million for potential losses associated with unfunded loan commitments related to commercial and consumer lines of credit (2010 - $21 million), including $5 million of the unamortized balance of the contingent liability on unfunded loan commitments recorded with the Westernbank FDIC-assisted transaction (2010 - $6 million).

Other commitments

At December 31, 2011, the Corporation also maintained other non-credit commitments for $10 million, primarily for the acquisition of other investments (2010 - $10 million).

Business concentration

Since the Corporation's business activities are currently concentrated primarily in Puerto Rico, its results of operations and financial condition are dependent upon the general trends of the Puerto Rico economy and, in particular, the residential and commercial real estate markets.  The concentration of the Corporation's operations in Puerto Rico exposes it to greater risk than other banking companies with a wider geographic base.  Its asset and revenue composition by geographical area is presented in Note 39 to the consolidated financial statements.

The Corporation's loan portfolio is diversified by loan category. However, approximately $12.5 billion, or 61% of the Corporation's loan portfolio not covered under the FDIC loss sharing agreements, excluding loans held-for-sale, at December 31, 2011, consisted of real estate related loans, including residential mortgage loans, construction loans and commercial loans secured by commercial real estate (2010 - $12.0 billion, or 58%).

Except for the Corporation's exposure to the Puerto Rico Government sector, no individual or single group of related accounts is considered material in relation to our total assets or deposits, or in relation to our overall business. At December 31, 2011, the Corporation had approximately $1.3 billion of credit facilities granted to or guaranteed by the Puerto Rico Government, its municipalities and public corporations, of which $140 million were uncommitted lines of credit (2010 - $1.4 billion and $199 million, respectively). Of the total credit facilities granted, $1.2 billion was outstanding at December 31, 2011 (2010 - $1.1 billion). Furthermore, at December 31, 2011, the Corporation had $154 million in obligations issued or guaranteed by the Puerto Rico Government, its municipalities and public corporations as part of its investment securities portfolio (2010 - $145 million).

Other contingencies

As indicated in Notes 4 and 12 to the consolidated financial statements, as part of the loss sharing agreements related to the Westernbank FDIC-assisted transaction, the Corporation agreed to make a true-up payment to the FDIC on the date that is 45 days following the last day of the final shared loss month, or upon the final disposition of all covered assets under the loss sharing agreements in the event losses on the loss sharing agreements fail to reach expected levels. The true-up payment obligation was estimated at $98 million at December 31, 2011 (2010 - $92 million).

Legal Proceedings

The nature of Popular's business ordinarily results in a certain number of claims, litigation, investigations, and legal and administrative cases and proceedings. When the Corporation determines it has meritorious defenses to the claims asserted, it vigorously defends itself. The Corporation will consider the settlement of cases (including cases where it has meritorious defenses) when, in management's judgment, it is in the best interests of both the Corporation and its shareholders to do so.

On at least a quarterly basis, Popular assesses its liabilities and contingencies in connection with outstanding legal proceedings utilizing the latest information available. For matters where it is probable that the Corporation will incur a material loss and the amount can be reasonably estimated, the Corporation establishes an accrual for the loss. Once established, the accrual is adjusted on at least a quarterly basis as appropriate to reflect any relevant developments. For matters where a material loss is not probable or the amount of the loss cannot be estimated, no accrual is established.

In certain cases, exposure to loss exists in excess of the accrual to the extent such loss is reasonably possible, but not probable. Management believes and estimates the aggregate range of reasonably possible losses for those matters where a range may be determined, in excess of amounts accrued, for current legal proceedings is from $0 to approximately $15 million at December 31, 2011. For certain other cases, management cannot reasonably estimate the possible loss at this time. Any estimate involves significant judgment, given the varying stages of the proceedings (including the fact that many of them are currently in preliminary stages), the existence of multiple defendants in several of the current proceedings whose share of liability has yet to be determined, the numerous unresolved issues in many of the proceedings, and the inherent uncertainty of the various potential outcomes of such proceedings. Accordingly, management's estimate will change from time-to-time, and actual losses may be more or less than the current estimate.

While the final outcome of legal proceedings is inherently uncertain, based on information currently available, advice of counsel, and available insurance coverage, management believes that the amount it has already accrued is adequate and any incremental liability arising from the Corporation's legal proceedings will not have a material adverse effect on the Corporation's consolidated financial position as a whole. However, in the event of unexpected future developments, it is possible that the ultimate resolution of these matters, if unfavorable, may be material to the Corporation's consolidated financial position in a particular period.

Between May 14, 2009 and September 9, 2009, five putative class actions and two derivative claims were filed in the United States District Court for the District of Puerto Rico and the Puerto Rico Court of First Instance, San Juan Part, against Popular, Inc., and certain of its directors and officers, among others. The five class actions were consolidated into two separate actions: a securities class action captioned Hoff v. Popular, Inc., et al. (consolidated with Otero v. Popular, Inc., et al.) and an Employee Retirement Income Security Act (ERISA) class action entitled In re Popular, Inc. ERISA Litigation (comprised of the consolidated cases of Walsh v. Popular, Inc., et al.; Montañez v. Popular, Inc., et al.; and Dougan v. Popular, Inc., et al.).

On October 19, 2009, plaintiffs in the Hoff case filed a consolidated class action complaint which included as defendants the underwriters in the May 2008 offering of Series B Preferred Stock, among others. The consolidated action purported to be on behalf of purchasers of Popular's securities between January 24, 2008 and February 19, 2009 and alleged that the defendants violated Section 10(b) of the Exchange Act, and Rule 10b-5 promulgated thereunder, and Section 20(a) of the Exchange Act by issuing a series of allegedly false and/or misleading statements and/or omitting to disclose material facts necessary to make statements made by the Corporation not false and misleading. The consolidated action also alleged that the defendants violated Section 11, Section 12(a)(2) and Section 15 of the Securities Act by making allegedly untrue statements and/or omitting to disclose material facts necessary to make statements made by the Corporation not false and misleading in connection with the May 2008 offering of Series B Preferred Stock. The consolidated securities class action complaint sought class certification, an award of compensatory damages and reasonable costs and expenses, including counsel fees. On January 11, 2010, the defendants moved to dismiss the consolidated securities class action complaint. On August 2, 2010, the U.S. District Court for the District of Puerto Rico granted the motion to dismiss filed by the underwriter defendants on statute of limitations grounds. The Court also dismissed the Section 11 claim brought against Popular's directors on statute of limitations grounds and the Section 12(a)(2) claim brought against Popular because plaintiffs lacked standing. The Court declined to dismiss the claims brought against Popular and certain of its officers under Section 10(b) of the Exchange Act (and Rule 10b-5 promulgated thereunder), Section 20(a) of the Exchange Act, and Sections 11 and 15 of the Securities Act, holding that plaintiffs had adequately alleged that defendants made materially false and misleading statements with the requisite state of mind.

On November 30, 2009, plaintiffs in the ERISA case filed a consolidated class action complaint. The consolidated complaint purported to be on behalf of employees participating in the Popular, Inc. U.S.A. 401(k) Savings and Investment Plan and the Popular, Inc. Puerto Rico Savings and Investment Plan from January 24, 2008 to the date of the Complaint to recover losses pursuant to Sections 409 and 502(a)(2) of ERISA against Popular, certain directors, officers and members of plan committees, each of whom was alleged to be a plan fiduciary. The consolidated complaint alleged that defendants breached their alleged fiduciary obligations by, among other things, failing to eliminate Popular stock as an investment alternative in the plans. The complaint sought to recover alleged losses to the plans and equitable relief, including injunctive relief and a constructive trust, along with costs and attorneys' fees. On December 21, 2009, and in compliance with a scheduling order issued by the Court, Popular and the individual defendants submitted an answer to the amended complaint. Shortly thereafter, on December 31, 2009, Popular and the individual defendants filed a motion to dismiss the consolidated class action complaint or, in the alternative, for judgment on the pleadings.  On May 5, 2010, a magistrate judge issued a report and recommendation in which he recommended that the motion to dismiss be denied except with respect to Banco Popular de Puerto Rico, as to which he recommended that the motion be granted. On May 19, 2010, Popular filed objections to the magistrate judge's report and recommendation. On September 30, 2010, the Court issued an order without opinion granting in part and denying in part the motion to dismiss and providing that the Court would issue an opinion and order explaining its decision. No opinion was, however, issued prior to the settlement in principle discussed below.

The derivative actions (García v. Carrión, et al. and Díaz v. Carrión, et al.) were brought purportedly for the benefit of nominal defendant Popular, Inc. against certain executive officers and directors and alleged breaches of fiduciary duty, waste of assets and abuse of control in connection with Popular's issuance of allegedly false and misleading financial statements and financial reports and the offering of the Series B Preferred Stock. The derivative complaints sought a judgment that the action was a proper derivative action, an award of damages, restitution, costs and disbursements, including reasonable attorneys' fees, costs and expenses. On October 9, 2009, the Court coordinated for purposes of discovery the García action and the consolidated securities class action. On October 15, 2009, Popular and the individual defendants moved to dismiss the García complaint for failure to make a demand on the Board of Directors prior to initiating litigation. On November 20, 2009, plaintiffs filed an amended complaint, and on December 21, 2009, Popular and the individual defendants moved to dismiss the García amended complaint. At a scheduling conference held on January 14, 2010, the Court stayed discovery in both the Hoff and García matters pending resolution of their respective motions to dismiss. On August 11, 2010, the Court granted in part and denied in part the motion to dismiss the Garcia action. The Court dismissed the gross mismanagement and corporate waste claims, but declined to dismiss the breach of fiduciary duty claim. The Díaz case, filed in the Puerto Rico Court of First Instance, San Juan, was removed to the U.S. District Court for the District of Puerto Rico. On October 13, 2009, Popular and the individual defendants moved to consolidate the García and Díaz actions. On October 26, 2009, plaintiff moved to remand the Diaz case to the Puerto Rico Court of First Instance and to stay defendants' consolidation motion pending the outcome of the remand proceedings. On September 30, 2010, the Court issued an order without opinion remanding the Diaz case to the Puerto Rico Court of First Instance.  On October 13, 2010, the Court issued a Statement of Reasons In Support of Remand Order. On October 28, 2010, Popular and the individual defendants moved for reconsideration of the remand order. The court denied Popular's request for reconsideration shortly thereafter.

On April 13, 2010, the Puerto Rico Court of First Instance in San Juan granted summary judgment dismissing a separate complaint brought by plaintiff in the García action that sought to enforce an alleged right to inspect the books and records of the Corporation in support of the pending derivative action. The Court held that plaintiff had not propounded a “proper purpose” under Puerto Rico law for such inspection. On April 28, 2010, plaintiff in that action moved for reconsideration of the Court's dismissal. On May 4, 2010, the Court denied plaintiff's request for reconsideration. On June 7, 2010, plaintiff filed an appeal before the Puerto Rico Court of Appeals. On June 11, 2010, Popular and the individual defendants moved to dismiss the appeal. On June 22, 2010, the Court of Appeals dismissed the appeal. On July 6, 2010, plaintiff moved for reconsideration of the Court's dismissal. On July 16, 2010, the Court of Appeals denied plaintiff's request for reconsideration.

At the Court's request, the parties to the Hoff and García cases discussed the prospect of mediation and agreed to nonbinding mediation in an attempt to determine whether the cases could be settled. On January 18 and 19, 2011, the parties to the Hoff and García cases engaged in nonbinding mediation before the Honorable Nicholas Politan. As a result of the mediation, the Corporation and the other named defendants to the Hoff matter entered into a memorandum of understanding to settle this matter. Under the terms of the memorandum of understanding, subject to certain customary conditions including court approval of a final settlement agreement in consideration for the full settlement and release of all defendants, the parties agreed that the amount of $37.5 million would be paid by or on behalf of defendants. On June 17, 2011, the parties filed a stipulation of settlement and a joint motion for preliminary approval of such settlement, which the Court granted on June 20, 2011. On or about July 5, 2011, the amount of $37.5 million was paid to the settlement fund by or on behalf of defendants. Specifically, the amount of $26 million was paid by insurers and the amount of $11.5 million was paid by Popular (after which approximately $4.7 million was reimbursed by insurers per the terms of the relevant insurance agreement). On January 18, 2011, certain individual shareholders filed a suit captioned Montilla-Rojo et al. v. Popular, Inc., et al., against the Corporation and certain officers asserting claims under the federal securities laws similar or identical to those in the Hoff action. On February 25, 2011, those shareholders filed an amended complaint asserting additional legal theories. On June 19, 2011, certain of those shareholders sought leave to intervene in the securities class action. On June 28, 2011, the Court denied their motion to intervene as untimely. On or about October 11, 2011, certain individual shareholders, including shareholders represented by counsel in the Montilla-Rojo action, filed requests to opt-out of the proposed settlement in the Hoff securities class action. Other purported shareholders represented by the same counsel, filed an objection to the settlement. On November 22, 2011, the plaintiffs in the Montilla-Rojo action filed a second amended complaint asserting additional legal theories. On December 2, 2011, the parties to the Montilla-Rojo action filed a joint motion to stay the proceedings in light of the pending appeal in the related Hoff securities class action. The Court granted the motion to stay on December 13, 2011. With the January 27, 2012 voluntary dismissal of the appeal (below), the stay was lifted and defendants' response to the Montilla-Rojo second amended complaint is pending.

On November 2, 2011, the Court in the Hoff securities class action announced at a hearing on the proposed settlement that it would deny certain individual shareholders' requests to opt out, overrule the objection to the settlement and grant final approval in a written order to follow, which order and final judgment were issued on the same date. On November 29, 2011, the individual shareholders whose requests to opt-out were rejected and the objectors to the settlement appealed from the final judgment to the United States Court of Appeals for the First Circuit. On December 21, 2011, the lead plaintiffs in the Hoff action filed a motion for an order requiring the objectors to post a bond to cover the costs associated with the objectors' appeal, which the Court granted on January 9, 2012. On January 17, 2012, the objectors moved for reconsideration of the order requiring them to post a bond. On January 24, 2012, the Court denied the objectors' motion for reconsideration. On January 27, 2012, the objectors filed a motion informing the Court that they would voluntarily dismiss the appeal with prejudice, which the Court noted on January 30, 2012.

In April 2011, the parties to the García and Díaz actions entered into a separate memorandum of understanding. Under the terms of this memorandum of understanding, subject to certain customary conditions, including court approval of a final settlement agreement, and in consideration for the full and final settlement and release of all defendants, Popular agreed, for a period of three years, to maintain or implement certain corporate governance practices, measures and policies, as set forth in the memorandum of understanding. Aside from the payment by or on behalf of Popular of approximately $2.1 million of attorneys' fees and expenses of counsel for the plaintiffs, all of which were covered by insurance), the settlement did not require any cash payments by or on behalf of Popular or the defendants. On June 14, 2011, a motion for preliminary approval of settlement was filed. On July 8, 2011, the Court granted preliminary approval of such settlement and set the final approval hearing date for September 12, 2011. On that same date, the Court granted final approval of the settlement. On September 23, 2011, the court in Díaz entered a separate judgment approving the final settlement as well.

Prior to the Hoff and derivative action mediation, the parties to the ERISA class action entered into a separate memorandum of understanding to settle that action. Under the terms of the ERISA memorandum of understanding, subject to certain customary conditions including court approval of a final settlement agreement and in consideration for the full settlement and release of all defendants, the parties agreed that the amount of $8.2 million would be paid by or on behalf of the defendants. The parties filed a joint request to approve the settlement on April 13, 2011. On June 8, 2011, the Court held a preliminary approval hearing, and on June 23, 2011, the Court preliminarily approved such settlement. On June 30, 2011, the amount of $8.2 million was transferred to the settlement fund by insurers on behalf of the defendants. A final fairness hearing was set for August 26, 2011. On that date, the Court stated that it would approve the settlement but requested that plaintiffs' counsel submit certain supporting documentation prior to issuing its final approval. Such final approval is still pending.

Popular does not expect to record any material gain or loss as a result of the settlements. Popular has made no admission of liability in connection with these settlements.

At this point, the settlement agreement in the ERISA class action is not final and is subject to a number of future events, including the issuance of the final approval order and/or the expiration of the time to appeal such orders. The settlements in the Hoff class action and the derivative actions have been finally approved and the period for any appeal has expired.

In addition to the foregoing, Banco Popular is a defendant in two class lawsuits arising from its consumer banking and trust-related activities. On October 7, 2010, a putative class action for breach of contract and damages captioned Almeyda-Santiago v. Banco Popular de Puerto Rico, was filed in the Puerto Rico Court of First Instance against Banco Popular de Puerto Rico. The complaint essentially asserts that plaintiff and others similarly situated who he purports to represent have suffered damages because of Banco Popular's allegedly fraudulent overdraft fee practices in connection with debit card transactions.  Such practices allegedly consist of: (a) the reorganization of electronic debit transactions in high-to-low order so as to multiply the number of overdraft fees assessed on its customers; (b) the assessment of overdraft fees even when clients have not overdrawn their accounts; (c) the failure to disclose, or to adequately disclose, its overdraft policy to its customers; and (d) the provision of false and fraudulent information regarding its clients' account balances at point of sale transactions and on its website. Plaintiff seeks damages, restitution and provisional remedies against Banco Popular for breach of contract, abuse of trust, illegal conversion and unjust enrichment. On January 13, 2011, Banco Popular submitted a motion to dismiss the complaint, which is still pending resolution.

In January 2012, the parties to the Almeyda action entered into a memorandum of understanding. Under the terms of this memorandum of understanding, subject to certain customary conditions, including court approval of a final settlement agreement, and in consideration for the full and final settlement and release of all defendants, the parties agreed that the amount of $0.4 million will be paid by defendants, which amount, net of attorneys' fees, shall be donated to one or more non-profit consumer financial counselling services organizations based in Puerto Rico. A settlement stipulation and a joint motion for preliminary approval of such settlement will be filed with the Court by March 14, 2012.

On December 13, 2010, Popular was served with a class action complaint captioned García Lamadrid, et al. v. Banco Popular, et al. which was filed in the Puerto Rico Court of First Instance. The complaint generally seeks damages against Banco Popular de Puerto Rico, other defendants and their respective insurance companies for their alleged breach of certain fiduciary duties, breach of contract, and alleged violations of local tort law. Plaintiffs seek in excess of $600 million in damages, plus costs and attorneys fees.

More specifically, plaintiffs - Guillermo García Lamadrid and Benito del Cueto Figueras - are suing Defendant BPPR for the losses they (and others) experienced through their investment in the RG Financial Corporation-backed Conservation Trust Fund securities. Plaintiffs essentially claim that Banco Popular allegedly breached its purported fiduciary duty to keep all relevant parties informed of any developments that could affect the Conservation Trust notes or that could become an event of default under the relevant trust agreements; and that in so doing, it acted imprudently, unreasonably and with gross negligence. Popular and the other defendants submitted separate motions to dismiss on or about February 28, 2011. Plaintiffs submitted a consolidated opposition thereto on April 15, 2011. The parties were allowed to submit replies and surreplies to such motions, and the motion has now been deemed submitted by the Court and is pending resolution.

Non-consolidated variable interest entities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Disclosure Of Variable Interest Entities [Text Block]

Note 28 – Non-consolidated variable interest entities

The Corporation is involved with four statutory trusts which it established to issue trust preferred securities to the public. Also, it established Popular Capital Trust III for the purpose of exchanging Series C preferred stock shares held by the U.S. Treasury for trust preferred securities issued by this trust. These trusts are deemed to be VIEs since the equity investors at risk have no substantial decision-making rights. The Corporation does not have a significant variable interest in these trusts. Neither the residual interest held, since it was never funded in cash, nor the loan payable to the trusts is considered a variable interest since they create variability.

Also, it is involved with various special purpose entities mainly in guaranteed mortgage securitization transactions, including GNMA and FNMA. These special purpose entities are deemed to be VIEs since they lack equity investments at risk. The Corporation's continuing involvement in these guaranteed loan securitizations includes owning certain beneficial interests in the form of securities as well as the servicing rights retained. The Corporation is not required to provide additional financial support to any of the variable interest entities to which it has transferred the financial assets. The mortgage-backed securities, to the extent retained, are classified in the Corporation's consolidated statement of financial condition as available-for-sale or trading securities.

ASU 2009-17 requires that an ongoing primary beneficiary assessment should be made to determine whether the Corporation is the primary beneficiary of any of the variable interest entities (“VIEs”) it is involved with. The conclusion on the assessment of these trusts and guaranteed mortgage securitization transactions has not changed since their initial evaluation. The Corporation concluded that it is still not the primary beneficiary of these VIEs, and therefore, are not required to be consolidated in the Corporation's financial statements at December 31, 2011.

The Corporation concluded that it did not hold a controlling financial interest in these trusts since the decisions of the trust are predetermined through the trust documents and the guarantee of the trust preferred securities is irrelevant since in substance the sponsor is guaranteeing its own debt. In the case of the guaranteed mortgage securitization transactions, the Corporation concluded that, essentially, these entities (FNMA and GNMA) control the design of their respective VIEs, dictate the quality and nature of the collateral, require the underlying insurance, set the servicing standards via the servicing guides and can change them at will, and remove a primary servicer with cause, and without cause in the case of FNMA. Moreover, through their guarantee obligations, agencies (FNMA and GNMA) have the obligation to absorb losses that could be potentially significant to the VIE.

The Corporation holds variable interests in these VIEs in the form of agency mortgage-backed securities and collateralized mortgage obligations, including those securities originated by the Corporation and those acquired from third parties. Additionally, the Corporation holds agency mortgage-backed securities, agency collateralized mortgage obligations and private label collateralized mortgage obligations issued by third party VIEs in which it has no other form of continuing involvement. Refer to Note 30 to the consolidated financial statements for additional information on the debt securities outstanding at December 31, 2011 and 2010, which are classified as available-for-sale and trading securities in the Corporation's consolidated statement of financial condition. In addition, the Corporation may retain the right to service the transferred loans in those government-sponsored special purpose entities (“SPEs”) and may also purchase the right to service loans in other government-sponsored SPEs that were transferred to those SPEs by a third-party. Pursuant to ASC Subtopic 810-10, the servicing fees that the Corporation receives for its servicing role are considered variable interests in the VIEs since the servicing fees are subordinated to the principal and interest that first needs to be paid to the mortgage-backed securities' investors and to the guaranty fees that need to be paid to the federal agencies.

The following table presents the carrying amount and classification of the assets related to the Corporation's variable interests in non-consolidated VIEs and the maximum exposure to loss as a result of the Corporation's involvement as servicer with non-consolidated VIEs at December 31, 2011 and 2010.

(In thousands)	2011	2010
Assets
Servicing assets:
Mortgage servicing rights	$101,511	$107,313
Total servicing assets	$101,511	$107,313
Other assets:
Servicing advances	$3,027	$2,706
Total other assets	$3,027	$2,706
Total	$104,538	$110,019
Maximum exposure to loss	$104,538	$110,019

The size of the non-consolidated VIEs, in which the Corporation has a variable interest in the form of servicing fees, measured as the total unpaid principal balance of the loans, amounted to $9.4 billion at December 31, 2011 ($9.3 billion at December 31, 2010).

Maximum exposure to loss represents the maximum loss, under a worst case scenario, that would be incurred by the Corporation, as servicer for the VIEs, assuming all loans serviced are delinquent and that the value of the Corporation's interests and any associated collateral declines to zero, without any consideration of recovery. The Corporation determined that the maximum exposure to loss includes the fair value of the MSRs and the assumption that the servicing advances at December 31, 2011 and 2010 will not be recovered. The agency debt securities are not included as part of the maximum exposure to loss since they are guaranteed by the related agencies.

In September of 2011, BPPR sold construction and commercial real estate loans with a fair value of $148 million, and most of which were non-performing, to a newly created joint venture, PRLP 2011 Holdings, LLC. The joint venture is majority owned by Caribbean Property Group (“CPG”), Goldman Sachs & Co. and East Rock Capital LLC. The joint venture was created for the limited purpose of acquiring the loans from BPPR; servicing the loans through a third-party servicer; ultimately working out, resolving and/or foreclosing the loans; and indirectly owning, operating, constructing, developing, leasing and selling any real properties acquired by the joint venture through deed in lieu of foreclosure, foreclosure, or by resolution of any loan.

BPPR provided financing to the joint venture for the acquisition of the loans in an amount equal to the sum of 57% of the purchase price of the loans, or $84 million, and $2 million of closing costs, for a total acquisition loan of $86 million. The acquisition loan has a 5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points and is secured by a pledge of all of the acquiring entity's assets. In addition, BPPR provided the joint venture with a non-revolving advance facility of $68.5 million to cover unfunded commitments and costs-to-complete related to certain construction projects, and a revolving working capital line of $20 million to fund certain operating expenses of the joint venture. Cash proceeds received by the joint venture will be first used to cover debt service payments for the acquisition loan, advance facility, and the working capital line described above which must be paid in full before proceeds can be used for other purposes. The distributable cash proceeds will be determined based on a pro-rata basis in accordance with the respective equity ownership percentages. BPPR's equity interest in the joint venture ranks pari-passu with those of other parties involved. As part of the transaction, BPPR received $ 48 million in cash and a 24.9% equity interest in the joint venture. The Corporation is not required to provide any other financial support to the joint venture.

BPPR accounted for this transaction as a true sale pursuant to ASC Subtopic 860-10 and thus recognized the cash received, its equity investment in the joint venture, and the acquisition loan provided to the joint venture and derecognized the loans sold.

The Corporation has determined that PRLP 2011 Holdings, LLC is a VIE but is not the primary beneficiary. All decisions are made by CPG (or an affiliate thereof) (the “Manager”), except for certain limited material decisions which would require the unanimous consent of all members. The Manager is authorized to execute and deliver on behalf of the joint venture any and all documents, contracts, certificates, agreements and instruments, and to take any action deemed necessary in the benefit of the joint venture. Also, the Manager delegates the day-to-day management and servicing of the loans to CPG Island Servicing, LLC, an affiliate of CPG, which contracted Archon, an affiliate of Goldman Sachs, to act as subservicer, but it has the responsibility to oversee such servicing responsibilities.

The Corporation holds variable interests in this VIE in the form of the 24.9% equity interest and the financing provided to the joint venture.

The initial fair value of the Corporation's equity interest in the joint venture was determined based on the fair value of the loans transferred to the joint venture of $148 million, which represented the purchase price of the loans agreed by the parties and was an arm's-length transaction between market participants in accordance with ASC Topic 820, reduced by the acquisition loan provided by BPPR to the joint venture, for a total net equity of $ 63 million. Accordingly, the 24.9% equity interest held by the Corporation was valued at $16 million. Thus, the fair value of the equity interest is considered a Level 2 fair value measurement since the inputs were based on observable market inputs. After initial recognition, the equity interest will be accounted for using the equity method of accounting pursuant to ASC Subtopic 323-10.

The following table presents the carrying amount and classification of the assets related to the Corporation's variable interests in the non-consolidated VIE, PRLP 2011 Holdings, LLC and its maximum exposure to loss at December 31, 2011.

(In thousands)
Assets
Loans held-in-portfolio:
Acquisition loan	$85,825
Working capital line advances	2,208
Advance facility advances	3,256
Total loans held-in-portfolio	$91,289
Other assets:
Investment in PRLP 2011 Holdings LLC	$16,122
Total other assets	$16,122
Total	$107,411
Maximum exposure to loss	$107,411

The Corporation determined that under a maximum exposure to loss worst case scenario the carrying amount of the acquisition loan, the advances on the advance facility and working capital line, if any, and the equity interest held by the Corporation at December 31, 2011 will not be recovered.

Derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

Note 29 – Derivative instruments and hedging activities

The following discussion and tables provide a description of the derivative instruments used as part of the Corporation's interest rate risk management strategies. The use of derivatives is incorporated as part of the Corporation's overall interest rate risk management strategy to minimize significant unplanned fluctuations in earnings and cash flows that are caused by interest rate volatility. The Corporation's goal is to manage interest rate sensitivity by modifying the repricing or maturity characteristics of certain balance sheet assets and liabilities so that the net interest income is not, on a material basis, adversely affected by movements in interest rates. The Corporation uses derivatives in its trading activities to facilitate customer transactions, and as means of risk management. As a result of interest rate fluctuations, hedged fixed and variable interest rate assets and liabilities will appreciate or depreciate in fair value. The effect of this unrealized appreciation or depreciation is expected to be substantially offset by the Corporation's gains or losses on the derivative instruments that are linked to these hedged assets and liabilities. As a matter of policy, the Corporation does not use highly leveraged derivative instruments for interest rate risk management.

By using derivative instruments, the Corporation exposes itself to credit and market risk. If a counterparty fails to fulfill its performance obligations under a derivative contract, the Corporation's credit risk will equal the fair value of the derivative asset. Generally, when the fair value of a derivative contract is positive, this indicates that the counterparty owes the Corporation, thus creating a repayment risk for the Corporation. To manage the level of credit risk, the Corporation deals with counterparties of good credit standing, enters into master netting agreements whenever possible and, when appropriate, obtains collateral. On the other hand, when the fair value of a derivative contract is negative, the Corporation owes the counterparty and, therefore, the fair value of derivatives liabilities incorporates nonperformance risk or the risk that the obligation will not be fulfilled.

Market risk is the adverse effect that a change in interest rates, currency exchange rates, or implied volatility rates might have on the value of a financial instrument. The Corporation manages the market risk associated with interest rates and, to a limited extent, with fluctuations in foreign currency exchange rates by establishing and monitoring limits for the types and degree of risk that may be undertaken. The Corporation regularly measures this risk by using static gap analysis, simulations and duration analysis.

Pursuant to the Corporation's accounting policy, the fair value of derivatives is not offset with the amounts for the right to reclaim cash collateral or the obligation to return cash collateral. At December 31, 2011, the amount recognized for the right to reclaim cash collateral under master netting agreements was $72 million and the amount recognized for the obligation to return cash collateral was $ 2 million (December 31, 2010 - $ 86 million and $ 3 million, respectively).

Certain of the Corporation's derivative instruments include financial covenants tied to the corresponding banking subsidiary's well-capitalized status and credit rating. These agreements could require exposure collateralization, early termination or both. The aggregate fair value of all derivative instruments with contingent features that were in a liability position at December 31, 2011 was $57 million (December 31, 2010 - $ 67 million). Based on the contractual obligations established on these derivative instruments, the Corporation has fully collateralized these positions by pledging collateral of $72 million at December 31, 2011 (December 31, 2010 - $ 86 million).

Financial instruments designated as cash flow hedges or non-hedging derivatives outstanding at December 31, 2011 and December 31, 2010 were as follows:

	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2011	2010	classification	2011	2010	classification	2011	2010
Derivatives designated as
hedging instruments:
Forward contracts	$137,301	$256,480	Other assets	$6	$1,774	Other liabilities	$1,179	$839
Total derivatives designated
as hedging instruments	$137,301	$256,480		$6	$1,774		$1,179	$839
Derivatives not designated
as hedging instruments:
Forward contracts	$114,809	$278,052	Trading account securities	$1	$483	Other liabilities	$236	$1,736
Interest rate swaps	1,351,386	1,641,180	Other assets	51,078	62,175	Other liabilities	56,963	66,685
Foreign currency forward contracts	1,006	819	Other assets	20	7	Other liabilities	14	4
Interest rate caps	-	156,303	Other assets	-	-	Other liabilities	-	-
Interest rate floors	22,664	22,973	Other assets	233	240	Other liabilities	233	240
Indexed options on deposits	73,224	76,984	Other assets	10,549	8,314	-	-	-
Bifurcated embedded options	82,154	72,921	-	-	-	Interest bearing deposits	8,075	6,840
Total derivatives not
designated as
hedging instruments:	$1,645,243	$2,249,232		$61,881	$71,219		$65,521	$75,505
Total derivative assets
and liabilities	$1,782,544	$2,505,712		$61,887	$72,993		$66,700	$76,344

Cash Flow Hedges

The Corporation utilizes forward contracts to hedge the sale of mortgage-backed securities with duration terms over one month. Interest rate forwards are contracts for the delayed delivery of securities, which the seller agrees to deliver on a specified future date at a specified price or yield. These forward contracts are hedging a forecasted transaction and thus qualify for cash flow hedge accounting. Changes in the fair value of the derivatives are recorded in other comprehensive income (loss). The amount included in accumulated other comprehensive income (loss) corresponding to these forward contracts is expected to be reclassified to earnings in the next twelve months. These contracts have a maximum remaining maturity of 79 days at December 31, 2011.

For cash flow hedges, net gains (losses) on derivative contracts that are reclassified from accumulated other comprehensive income (loss) to current period earnings are included in the line item in which the hedged item is recorded and during the period in which the forecasted transaction impacts earnings, as presented in the tables below.

Year ended December 31, 2011
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(2,294)	Trading account profit	$(302)	$(116)
Total	$(2,294)		$(302)	$(116)

Year ended December 31, 2010
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(1,228)	Trading account profit	$(964)	$-
Total	$(1,228)		$(964)	$-

Year ended December 31, 2009
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(1,419)	Trading account profit	$(4,535)	$125
Interest rate swaps	-	Interest expense	(2,380)	-
Total	$(1,419)		$(6,915)	$125

Fair Value Hedges

At December 31, 2011 and 2010, there were no derivatives designated as fair value hedges.

Non-Hedging Activities

For the year ended December 31, 2011, the Corporation recognized a loss of $ 42.3 million (2010 – loss of $ 15.0 million; 2009 – loss of $ 19.5 million) related to its non-hedging derivatives, as detailed in the table below.

	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2011	2010	2009
Forward contracts	Trading account profit	$(41,837)	$(15,791)	$(12,485)
Interest rate swaps	Other operating income	(1,382)	(910)	(6,468)
Credit derivatives	Other operating income	-	-	(2,599)
Foreign currency forward contracts	Other operating income	23	10	25
Foreign currency forward contracts	Interest expense	3	3	(4)
Indexed options on deposits	Interest expense	(20)	1,247	1,209
Bifurcated embedded options	Interest expense	920	408	788
Total		$(42,293)	$(15,033)	$(19,534)

Forward Contracts

The Corporation has forward contracts to sell mortgage-backed securities, which are accounted for as trading derivatives. Changes in their fair value are recognized in trading account profit (loss).

Interest Rates Swaps and Foreign Currency and Exchange Rate Commitments

In addition to using derivative instruments as part of its interest rate risk management strategy, the Corporation also utilizes derivatives, such as interest rate swaps and foreign exchange forward contracts, in its capacity as an intermediary on behalf of its customers. The Corporation minimizes its market risk and credit risk by taking offsetting positions under the same terms and conditions with credit limit approvals and monitoring procedures. Market value changes on these swaps and other derivatives are recognized in earnings in the period of change.

Interest Rate Caps and Floors

The Corporation enters into interest rate caps and floors as an intermediary on behalf of its customers and simultaneously takes offsetting positions under the same terms and conditions, thus minimizing its market and credit risks.

Fair value measurement	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Fair value measurement

Note 30 –Fair value measurement

ASC Subtopic 820-10 “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date. Valuation on these instruments does not necessitate a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.
  Level 2 - Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.
  Level 3 - Inputs are unobservable and significant to the fair value measurement. Unobservable inputs reflect the Corporation's own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Corporation maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Corporation employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument's fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, the Corporation's credit standing, constraints on liquidity and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results.

Fair Value on a Recurring Basis

The following fair value hierarchy tables present information about the Corporation's assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and 2010:

At December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Balance

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,668	$-	$38,668
Obligations of U.S. Government sponsored entities	-	985,546	-	985,546
Obligations of Puerto Rico, States and political subdivisions	-	58,728	-	58,728
Collateralized mortgage obligations - federal agencies	-	1,697,642	-	1,697,642
Collateralized mortgage obligations - private label	-	57,792	-	57,792
Mortgage-backed securities	-	2,132,134	7,435	2,139,569
Equity securities	3,465	3,451	-	6,916
Other	-	24,962	-	24,962
Total investment securities available-for-sale	$3,465	$4,998,923	$7,435	$5,009,823

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$90,332	$-	$90,332
Collateralized mortgage obligations	-	737	2,808	3,545
Mortgage-backed securities - federal agencies	-	303,428	21,777	325,205
Other	-	13,212	4,036	17,248
Total trading account securities	$-	$407,709	$28,621	$436,330
Mortgage servicing rights	$-	$-	$151,323	$151,323
Derivatives	-	61,887	-	61,887
Total assets	$3,465	$5,468,519	$187,379	$5,659,363

Liabilities
Derivatives	$-	$(66,700)	$-	$(66,700)
Contingent consideration	-	-	(99,762)	(99,762)
Total liabilities	$-	$(66,700)	$(99,762)	$(166,462)

At December 31, 2010

(In thousands)	Level 1	Level 2	Level 3	Balance

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,136	$-	$38,136
Obligations of U.S. Government sponsored entities	-	1,211,304	-	1,211,304
Obligations of Puerto Rico, States and political subdivisions	-	52,702	-	52,702
Collateralized mortgage obligations - federal agencies	-	1,238,294	-	1,238,294
Collateralized mortgage obligations - private label	-	84,938	-	84,938
Mortgage-backed securities	-	2,568,396	7,759	2,576,155
Equity securities	3,952	5,523	-	9,475
Other	-	25,848	-	25,848
Total investment securities available-for-sale	$3,952	$5,225,141	$7,759	$5,236,852

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$16,438	$-	$16,438
Collateralized mortgage obligations	-	769	2,746	3,515
Mortgage-backed securities - federal agencies	-	472,806	20,238	493,044
Other	-	30,423	2,810	33,233
Total trading account securities	$-	$520,436	$25,794	$546,230
Mortgage servicing rights	$-	$-	$166,907	$166,907
Derivatives	-	72,993	-	72,993
Total assets	$3,952	$5,818,570	$200,460	$6,022,982

Liabilities
Derivatives	$-	$(76,344)	$-	$(76,344)
Trading liabilities	-	(10,459)	-	(10,459)
Equity appreciation instrument	-	(9,945)	-	(9,945)
Contingent consideration	-	-	(92,994)	(92,994)
Total liabilities	$-	$(96,748)	$(92,994)	$(189,742)

The following tables present the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2011, 2010, and 2009.

Year ended December 31, 2011
								Changes in
								unrealized
								gains
								(losses)
								included in
			Gains					earnings/OCI
			(losses)					related to
			included					assets still
	Balance at	Initial	in				Balance at	held at
	December 31,	fair value on	earnings/				December 31,	December 31,
(In millions)	2010	acquisition	OCI	Purchases	Sales	Settlements	2011	2011
Assets
Investment securities
available-for-sale:
Mortgage-backed securities	$8	$-	$-	$-	$-	$(1)	$7	$-
Total investment securities
available-for-sale	$8	$-	$-	$-	$-	$(1)	$7	$- [a]
Trading account securities:
Collateralized mortgage obligations	$3	$-	$-	$-	$-	$-	$3	$-
Mortgage- backed securities-
federal agencies	20	-	-	14	(10)	(2)	22	-
Other	3	-	-	4	(3)	-	4	1
Total trading account securities	$26	$-	$-	$18	$(13)	$(2)	$29	$1 [b]
Mortgage servicing rights	$167	$-	$(37)	$21	$-	$-	$151	$(20) [c]
Total assets	$201	$-	$(37)	$39	$(13)	$(3)	$187	$(19)
Liabilities
Contingent consideration	$(93)	$(1)	$(6)	$-	$-	$-	$(100)	$(6) [d]
Total liabilities	$(93)	$(1)	$(6)	$-	$-	$-	$(100)	$(6)

[a] Gains (losses) are included in OCI.

[b] Gains (losses) are included in “Trading account profit” in the Statement of Operations.

[c] Gains (losses) are included in “Other service fees” in the Statement of Operations.

[d] Gains (losses) are included in “FDIC loss share (expense) income” in the Statement of Operations.

Year ended December 31, 2010
										Changes in
										unrealized
										gains
										(losses)
										included in
			Gains							earnings/OCI
			(losses)							related to
		Initial	included							assets still
	Balance at	fair value	in					Transfers	Balance at	held at
	December 31,	on	earnings/					in (out) of	December 31,	December 31,
(In millions)	2009	acquisition	OCI	Issuances	Purchases	Sales	Settlements	Level 3	2010	2010
Assets
Investment securities
available-for-sale:
Mortgage-backed securities	$34	$-	$1	$3	$-	$-	$(3)	$(27)	$8	$-
Total investment securities
available-for-sale	$34	$-	$1	$3	$-	$-	$(3)	$(27)	$8	$- [a]
Trading account securities:
Collateralized mortgage
obligations	$3	$-	$-	$-	$-	$-	$-	$-	$3	$-
Mortgage-backed securities -
federal agencies	224	-	3	-	23	(49)	(11)	(170)	20	-
Other	3	-	-	-	1	(1)	-	-	3	-
Total trading account securities	$230	$-	$3	$-	$24	$(50)	$(11)	$(170)	$26	$- [b]
Mortgage servicing rights	$170	$-	$(23)	$-	$20	$-	$-	$-	$167	$(17) [c]
Total assets	$434	$-	$(19)	$3	$44	$(50)	$(14)	$(197)	$201	$(17)
Liabilities
Contingent consideration	$-	$(89)	$(4)	$-	$-	$-	$-	$-	$(93)	$(4) [d]
Total liabilities	$-	$(89)	$(4)	$-	$-	$-	$-	$-	$(93)	$(4)

[a] Gains (losses) are included in OCI.

[b] Gains (losses) are included in “Trading account profit” in the Statement of Operations.

[c] Gains (losses) are included in “Other services fees” in the Statement of Operations.

[d] Gains (losses) are included in “FDIC loss share (expense) income” in the Statement of Operations.

Year ended December 31, 2009
					Changes in
					unrealized
					gains
					(losses)
					included in
		Gains			earnings/OCI
		(losses)			related to
		included			assets still
	Balance at	in	Purchases,	Balance at	held at
	December 31,	earnings/	sales, issuances,	December 31,	December 31,
(In millions)	2008	OCI	and settlements (net)	2009	2009
Assets
Investment securities available-for-sale:
Mortgage-backed securities	$37	$-	$(3)	$34	$-
Total investment securities available-for-sale	$37	$-	$(3)	$34	$- [a]
Trading account securities:
Collateralized mortgage obligations	$3	$-	$-	$3	$-
Mortgage-backed securities -
federal agencies	292	3	(71)	224	6
Other	5	(1)	(1)	3	-
Total trading account securities	$300	$2	$(72)	$230	$6 [b]
Mortgage servicing rights	$176	$(31)	$25	$170	$(18) [c]
Loans measured at fair value
pursuant to fair value option	$5	$1	$(6)	$-	$- [d]
Total assets	$518	$(28)	$(56)	$434	$(12)

[a] Gains (losses) are included in OCI.

[b] Gains (losses) are included in “Trading account profit” in the Statement of Operations.

[c] Gains (losses) are included in “Other services fees” in the Statement of Operations.

[d] Gains (losses) are included in “Loss from discontinued operations, net of tax” in the Statement of Operations.

There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2011 and 2009. There were $ 197 million in transfers out of Level 3 for financial instruments measured at fair value on a recurring basis during the year ended December 31, 2010. These transfers resulted from exempt FNMA mortgage-backed securities, which were transferred out of Level 3 and into Level 2, as a result of a change in valuation methodology from an internally-developed matrix pricing to pricing them based on a bond's theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. Pursuant to the Corporation's policy, these transfers were recognized as of the end of the reporting period. There were no transfers in and/or out of Level 1 during 2011, 2010, and 2009.

Gains and losses (realized and unrealized) included in earnings for the years ended December 31, 2011, 2010, and 2009 for Level 3 assets and liabilities included in the previous tables are reported in the consolidated statement of operations as follows:

	2011		2010		2009
		Changes in unrealized		Changes in unrealized		Changes in unrealized
	Total gains	gains (losses)	Total gains	gains (losses)	Total gains	gains (losses)
	(losses) included	relating to assets still	(losses) included	relating to assets still	(losses) included	relating to assets still
(In millions)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
FDIC loss share
(expense) income	$(6)	$(6)	$(4)	$(4)	$-	$-
Other service fees	(37)	(20)	(23)	(17)	(31)	(18)
Trading account profit	-	1	3	-	2	6
Loss from discontinued
operations, net of tax	-	-	-	-	1	-
Total	$(43)	$(25)	$(24)	$(21)	$(28)	$(12)

Additionally, in accordance with generally accepted accounting principles, the Corporation may be required to measure certain assets at fair value on a nonrecurring basis in periods subsequent to their initial recognition. The adjustments to fair value usually result from the application of lower of cost or fair value accounting, identification of impaired loans requiring specific reserves under ASC Section 310-10-35 “Accounting by Creditors for Impairment of a Loan”, or write-downs of individual assets. The following table presents financial and non-financial assets that were subject to a fair value measurement on a nonrecurring basis during the years ended December 31, 2011, 2010, and 2009, and which were still included in the consolidated statement of condition as of such dates. The amounts disclosed represent the aggregate fair value measurements of those assets as of the end of the reporting period.

	Carrying value at December 31, 2011			Carrying value at December 31, 2010			Carrying value at December 31, 2009
(In millions)	Level 3	Total	Write-downs	Level 3	Total	Write-downs	Level 3	Total	Write-downs
Loans[1]	$96	$96	$(6)	$204	$204	$(14)	$877	$877	$(250)
Loans held-for-sale [2]	84	84	(30)	671	671	(342)	-	-	(3)
Other real estate owned [3]	91	91	(23)	45	45	(28)	60	60	(28)
Other foreclosed assets[3]	-	-	(1)	-	-	(1)	5	5	(1)
Total	$271	$271	$(60)	$920	$920	$(385)	$942	$942	$(282)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.

[2] Relates to lower of cost or fair value adjustments of loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale. These adjustments were principally determined based on negotiated price terms for the loans

[3] Represents the fair value of foreclosed real estate and other collateral owned that were measured at fair value.

Following is a description of the Corporation's valuation methodologies used for assets and liabilities measured at fair value. The disclosure requirements exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts of the financial instruments disclosed do not represent management's estimate of the underlying value of the Corporation.

Trading Account Securities and Investment Securities Available-for-Sale

  U.S. Treasury securities: The fair value of U.S. Treasury securities is based on yields that are interpolated from the constant maturity treasury curve. These securities are classified as Level 2.
  Obligations of U.S. Government sponsored entities: The Obligations of U.S. Government sponsored entities include U.S. agency securities, which fair value is based on an active exchange market and on quoted market prices for similar securities. The U.S. agency securities are classified as Level 2.
  Obligations of Puerto Rico, States and political subdivisions: Obligations of Puerto Rico, States and political subdivisions include municipal bonds. The bonds are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, two sided markets, quotes, benchmark curves including but not limited to Treasury benchmarks, LIBOR and swap curves, market data feeds such as MSRB, discount and capital rates, and trustee reports. The municipal bonds are classified as Level 2.
  Mortgage-backed securities: Certain agency mortgage-backed securities (“MBS”) are priced based on a bond's theoretical value derived from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. Other agency MBS such as GNMA Puerto Rico Serials are priced using an internally-prepared pricing matrix with quoted prices from local brokers dealers. These particular MBS are classified as Level 3.
  Collateralized mortgage obligations: Agency and private-label collateralized mortgage obligations (“CMOs”) are priced based on a bond's theoretical value derived from similar bonds defined by credit quality and market sector and for which fair value incorporates an option adjusted spread. The option adjusted spread model includes prepayment and volatility assumptions, ratings (whole loans collateral) and spread adjustments. These CMOs are classified as Level 2. Other CMOs, due to their limited liquidity, are classified as Level 3 due to the insufficiency of inputs such as broker quotes, executed trades, credit information and cash flows.
  Equity securities: Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1. Other equity securities that do not trade in highly liquid markets are classified as Level 2.
  Corporate securities, commercial paper and mutual funds (included as “other” in the “trading account securities” category): Quoted prices for these security types are obtained from broker dealers. Given that the quoted prices are for similar instruments or do not trade in highly liquid markets, these securities are classified as Level 2. The important variables in determining the prices of Puerto Rico tax-exempt mutual fund shares are net asset value, dividend yield and type of assets in the fund. All funds trade based on a relevant dividend yield taking into consideration the aforementioned variables. In addition, demand and supply also affect the price. Corporate securities that trade less frequently or are in distress are classified as Level 3.

Mortgage servicing rights

Mortgage servicing rights (“MSRs”) do not trade in an active market with readily observable prices. MSRs are priced internally using a discounted cash flow model. The valuation model considers servicing fees, portfolio characteristics, prepayments assumptions, delinquency rates, late charges, other ancillary revenues, cost to service and other economic factors. Due to the unobservable nature of certain valuation inputs, the MSRs are classified as Level 3.

Derivatives

Interest rate swaps, interest rate caps and indexed options are traded in over-the-counter active markets. These derivatives are indexed to an observable interest rate benchmark, such as LIBOR or equity indexes, and are priced using an income approach based on present value and option pricing models using observable inputs. Other derivatives are liquid and have quoted prices, such as forward contracts or “to be announced securities” (“TBAs”). All of these derivatives are classified as Level 2. The non-performance risk is determined using internally-developed models that consider the collateral held, the remaining term, and the creditworthiness of the entity that bears the risk, and uses available public data or internally-developed data related to current spreads that denote their probability of default.

Contingent consideration liability

Fair value of the true-up payment obligation (contingent consideration) to the FDIC as it relates to the Westernbank FDIC-assisted transaction was estimated using projected cash outflows related to the loss sharing agreements at the true-up measurement date, taking into consideration the intrinsic loss estimate, asset premium/discount, cumulative shared loss payments, and the cumulative servicing amount related to the loan portfolio. Refer to Note 4 to the consolidated financial statements for a description of the true up payment formula. The loss share cash outflows expected to be paid to the FDIC were discounted using a term equivalent rate taking into consideration BPPR's credit rating.

Loans held-in-portfolio considered impaired under ASC Section 310-10-35 that are collateral dependent

The impairment is measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Currently, the associated loans considered impaired are classified as Level 3.

Loans measured at fair value pursuant to lower of cost or fair value adjustments

Loans measured at fair value on a nonrecurring basis pursuant to lower of cost or fair value were priced based on outstanding investor commitments, secondary market prices, and discounted cash flow models which incorporate internally-developed assumptions for prepayments and credit loss estimates. These loans are classified as Level 3.

Other real estate owned and other foreclosed assets

Other real estate owned includes real estate properties securing mortgage, consumer, and commercial loans. Other foreclosed assets include automobiles securing auto loans. The fair value of foreclosed assets may be determined using an external appraisal, broker price opinion or an internal valuation. These foreclosed assets are classified as Level 3 given certain internal adjustments that may be made to external appraisals.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Fair Value of Financial Instruments

Note 31 – Fair value of financial instruments

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time based on the type of financial instrument and relevant market information. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

The information about the estimated fair values of financial instruments presented hereunder excludes all nonfinancial instruments and certain other specific items.

For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management's best judgment with respect to current economic conditions, including discount rates, estimates of future cash flows, and prepayment assumptions.

The fair values reflected herein have been determined based on the prevailing interest rate environment at December 31, 2011 and 2010, as applicable. In different interest rate environments, fair value estimates can differ significantly, especially for certain fixed rate financial instruments. In addition, the fair values presented do not attempt to estimate the value of the Corporation's fee generating businesses and anticipated future business activities, that is, they do not represent the Corporation's value as a going concern. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Corporation. The methods and assumptions used to estimate the fair values of significant financial instruments are described in the paragraphs below.

Short-term financial assets and liabilities have relatively short maturities, or no defined maturities, and little or no credit risk. The carrying amounts of other liabilities reported in the consolidated statements of financial condition approximate fair value because of the short-term maturity of those instruments or because they carry interest rates which approximate market. Included in this category are: cash and due from banks, federal funds sold and securities purchased under agreements to resell, time deposits with other banks, assets sold under agreements to repurchase and short-term borrowings. The FDIC equity appreciation instrument, which expired in May 2011, is included in other liabilities and is accounted for at fair value. Resell and repurchase agreements with long-term maturities are valued using discounted cash flows based on market rates currently available for agreements with similar terms and remaining maturities.

Trading and investment securities, except for investments classified as other investment securities in the consolidated statements of financial condition, are financial instruments that regularly trade on secondary markets. The estimated fair value of these securities was determined using either market prices or dealer quotes, where available, or quoted market prices of financial instruments with similar characteristics. Trading account securities and securities available-for-sale are reported at their respective fair values in the consolidated statements of financial condition since they are marked-to-market for accounting purposes.

The estimated fair value for loans held-for-sale was based on secondary market prices, bids received from potential buyers and discounted cash flow models. The fair values of the loans held-in-portfolio have been determined for groups of loans with similar characteristics. Loans were segregated by type such as commercial, construction, residential mortgage, consumer, and credit cards. Each loan category was further segmented based on loan characteristics, including interest rate terms, credit quality and vintage. Generally, fair values were estimated based on an exit price by discounting scheduled cash flows for the segmented groups of loans using a discount rate that considers interest, credit and expected return by market participant under current market conditions. Additionally, prepayment, default and recovery assumptions have been applied in the mortgage loan portfolio valuations. Generally accepted accounting principles do not require a fair valuation of the lease financing portfolio, therefore it is included in the loans total at its carrying amount.

The fair value of deposits with no stated maturity, such as non-interest bearing demand deposits, savings, NOW, and money market accounts was, for purposes of this disclosure, equal to the amount payable on demand as of the respective dates. The fair value of certificates of deposit was based on the discounted value of contractual cash flows using interest rates being offered on certificates with similar maturities. The value of these deposits in a transaction between willing parties is in part dependent of the buyer's ability to reduce the servicing cost and the attrition that sometimes occurs. Therefore, the amount a buyer would be willing to pay for these deposits could vary significantly from the presented fair value.

Long-term borrowings were valued using discounted cash flows, based on market rates currently available for debt with similar terms and remaining maturities and in certain instances using quoted market rates for similar instruments at December 31, 2011 and 2010.

As part of the fair value estimation procedures of certain liabilities, including repurchase agreements (regular and structured) and FHLB advances, the Corporation considered, where applicable, the collateralization levels as part of its evaluation of non-performance risk. Also, for certificates of deposit, the non-performance risk was determined using internally-developed models that consider, where applicable, the collateral held, amounts insured, the remaining term, and the credit premium of the institution.

Derivatives are considered financial instruments and their carrying value equals fair value.

Commitments to extend credit were valued using the fees currently charged to enter into similar agreements. For those commitments where a future stream of fees is charged, the fair value was estimated by discounting the projected cash flows of fees on commitments. The fair value of letters of credit was based on fees currently charged on similar agreements.

The following table presents the carrying or notional amounts, as applicable, and estimated fair values for financial instruments.

	December 31, 2011		December 31, 2010
(In thousands)	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets:
Cash and money market investments	$1,911,456	$1,911,456	$1,431,668	$1,431,668
Trading account securities	436,331	436,331	546,713	546,713
Investment securities available-for-sale	5,009,823	5,009,823	5,236,852	5,236,852
Investment securities held-to-maturity	125,383	125,254	122,354	120,873
Other investment securities	179,880	181,583	163,513	165,233
Loans held-for-sale	363,093	390,783	893,938	902,371
Loans not covered under loss sharing
agreement with the FDIC	19,912,233	16,753,889	19,934,810	17,137,805
Loans covered under loss sharing
agreements with the FDIC	4,223,758	4,663,327	4,836,882	4,744,680
FDIC loss share asset	1,915,128	1,755,295	2,410,219	2,475,158
Financial Liabilities:
Deposits	$27,942,127	$28,057,343	$26,762,200	$26,873,408
Assets sold under agreements to repurchase	2,141,097	2,273,802	2,412,550	2,503,320
Other short-term borrowings	296,200	296,200	364,222	364,222
Notes payable	1,856,372	1,722,831	4,170,183	4,067,818
Contingent consideration	99,762	99,762	92,994	92,994
Equity appreciation instrument	-	-	9,945	9,945

(In thousands)	Notional amount	Fair value	Notional amount	Fair value
Commitments to extend credit	$6,231,213	$2,062	$5,879,051	$983
Letters of credit	136,341	2,339	152,596	3,318

Net income (loss) per common share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Net income (loss) per common share

Note 32 – Net income (loss) per common share

The following table sets forth the computation of net income (loss) per common share (“EPS”), basic and diluted, for the years ended December 31, 2011, 2010 and 2009:

(In thousands, except per share information)	2011	2010	2009
Net income (loss) from continuing operations	$151,325	$137,401	$(553,947)
Net loss from discontinued operations	-	-	(19,972)
Preferred stock dividends	(3,723)	(310)	(39,857)
Deemed dividend on preferred stock[1]	-	(191,667)	-
Preferred stock discount accretion	-	-	(4,515)
Favorable impact from exchange of shares of Series A
and B preferred stock for common stock, net of issuance
costs	-	-	230,388
Favorable impact from exchange of Series C preferred stock
for trust preferred securities	-	-	485,280
Net income (loss) applicable to common stock	$147,602	$(54,576)	$97,377
Average common shares outstanding	1,021,793,932	885,154,040	408,229,498
Average potential dilutive common shares	1,101,030	-	-
Average common shares outstanding - assuming dilution	1,022,894,962	885,154,040	408,229,498
Basic and diluted EPS from continuing operations	$0.14	$(0.06)	$0.29
Basic and diluted EPS from discontinued operations	-	-	(0.05)
Basic and dilutive EPS	$0.14	$(0.06)	$0.24

Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method. This method assumes that the potential common shares are issued and the proceeds from exercise, in addition to the amount of compensation cost attributed to future services, are used to purchase common stock at the exercise date. The difference between the number of potential shares issued and the shares purchased is added as incremental shares to the actual number of shares outstanding to compute diluted earnings per share. Warrants, stock options, and restricted stock awards that result in lower potential shares issued than shares purchased under the treasury stock method are not included in the computation of dilutive earnings per share since their inclusion would have an antidilutive effect in earnings per common share.

For the year ended December 31, 2011, there were 2,092,873 weighted average antidilutive stock options outstanding (2010 – 2,471,424; 2009 – 2,715,852). Additionally, the Corporation has outstanding a warrant issued to the U.S. Treasury to purchase 20,932,836 shares of common stock, which have an antidilutive effect at December 31, 2011.

Other service fees	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Other service fees

Note 33 – Other service fees

The following table presents the major categories of other service fees for the years ended December 31, 2011, 2010 and 2009.

(In thousands)	2011	2010	2009
Debit card fees	$49,459	$100,639	$110,040
Insurance fees	54,390	49,768	50,132
Credit card fees and discounts	49,049	84,786	94,636
Sale and administration of investment products	34,388	37,783	34,134
Mortgage servicing fees, net of fair value adjustments	12,098	24,801	15,086
Trust fees	15,333	14,217	12,455
Processing fees	6,839	45,055	55,005
Other fees	18,164	20,455	22,699
Total other service fees	$239,720	$377,504	$394,187

Employee benefits	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Pension and postretirement benefits

Note 34 – Employee benefits

Pension and benefit restoration plans

Certain employees of BPPR and BPNA are covered by non-contributory defined benefit pension plans. Pension benefits are based on age, years of credited service, and final average compensation.

BPPR's non-contributory, defined benefit retirement plan is currently closed to new hires and to employees who at December 31, 2005 were under 30 years of age or were credited with less than 10 years of benefit service. Effective May 1, 2009, the accrual of the benefits under the BPPR retirement plan (the “P.R. Plans”) were frozen to all participants. Pursuant to the amendment, the retirement plan participants will not receive any additional credit for compensation earned and service performed after April 30, 2009 for purposes of calculating benefits under the retirement plan. The retirement plan's benefit formula is based on a percentage of average final compensation and years of service. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.

In October 2011, the Corporation implemented a voluntary retirement program for retirement-eligible participants of the pension plan. Under the voluntary retirement program, a participant who elected to retire as of February 1, 2012 was provided a benefit equal to one-year of their current base pay rate. Approximately, 958 participants were eligible for the voluntary retirement program and 369 participants retired under the program. Participants could elect to receive their program benefit in the form of a lump sum on February 1, 2012 or as an immediate annuity commencing on such date. The pension plan benefit obligation reflects the retirement for all employees who accepted the voluntary retirement program.

During the third quarter of 2010, the Corporation amended the pension benefits as a result of the EVERTEC sale described in Note 25 to the consolidated financial statements. As a result of such amendment, the EVERTEC employees that were not eligible for retirement at the time of sale may become eligible for subsidized retirement benefits provided they reach retirement age while working with the acquiring institution.

During 2010, the Corporation settled its U.S.A. non-contributory, defined benefit retirement plan (the “U.S. Plan”), which had been frozen since 2007. The U.S. retirement plan assets were distributed to plan participants during the fourth quarter of 2010.

The Corporation's funding policy is to make annual contributions to the plans, when necessary, in amounts which fully provide for all benefits as they become due under the plans.

The Corporation's pension fund investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. A well defined internal structure has been established to develop and implement a risk-controlled investment strategy that is targeted to produce a total return that, when combined with the bank's contributions to the fund, will maintain the fund's ability to meet all required benefit obligations. Risk is controlled through diversification of asset types, such as investments in domestic and international equities and fixed income.

Equity investments include various types of stock and index funds. Also, this category includes Popular, Inc.'s common stock. Fixed income investments include U.S. Government securities and other U.S. agencies' obligations, corporate bonds, mortgage loans, mortgage-backed securities and index funds, among others. A designated committee periodically reviews the performance of the pension plans' investments and assets allocation. The Trustee and the money managers are allowed to exercise investment discretion, subject to limitations established by the pension plans' investment policies. The plans forbid money managers to enter into derivative transactions, unless approved by the Trustee.

The overall expected long-term rate-of-return-on-assets assumption reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation. The assumption has been determined by reflecting expectations regarding future rates of return for the plan assets, with consideration given to the distribution of the investments by asset class and historical rates of return for each individual asset class. This process is reevaluated at least on an annual basis and if market, actuarial and economic conditions change, adjustments to the rate of return may come into place.

The plans' target allocation based on market value for years 2011 and 2010, by asset category, is summarized in the table below.

	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

The following table presents the composition of the assets of the pension and benefit restoration plans.

(In thousands)	2011	2010
Investments, at fair value:
Allocated share of Master Trust net assets	$574,673	$455,102
Popular, Inc. common stock	3,817	8,622
Private equity investment	937	836
Total investments	579,427	464,560
Receivables:
Cash and cash equivalents	96	18
Total assets	$579,523	$464,578

Certain assets of the plans are maintained, for investment purposes only, on a commingled basis with the assets of the Popular Savings Plan in a Master Trust (the “Master Trust”). Neither the pension or benefit restoration plan has any interest in the specific assets of the Master Trust, but maintains beneficial interests in such assets. The Master Trust is managed by the Trust Division of BPPR and by several investment managers.

At December 31, 2011, the pension and restoration plans' interest in the net assets of the Master Trust was approximately 91.0% (2010 – 88.4%).

The following table sets forth by level, within the fair value hierarchy, the plans' assets at fair value at December 31, 2011 and 2010, excluding the plans' interest in the Master Trust because that information is presented in a separate table.

	2011				2010
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities	$3,817	$-	$-	$3,817	$8,622	$-	$-	$8,622
Private equity investments	-	-	937	937	-	-	836	836
Cash and cash equivalents	96	-	-	96	18	-	-	18
Total assets, excluding interest in Master Trust	$3,913	$-	$937	$4,850	$8,640	$-	$836	$9,476

Following is a description of the plans' valuation methodologies used for assets measured at fair value:

  Equity securities - Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1.
  Private equity investments - Private equity investments include an investment in a private equity fund. This fund value is recorded at the net asset value (NAV) of the fund which is affected by the changes of the fair value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents are reasonable estimates of their fair value since they are available on demand or due to their short-term maturity.

The following table presents the changes in Level 3 assets measured at fair value.

(In thousands)	2011	2010
Balance at beginning of year	$836	$939
Actual return on plan assets:
Change in unrealized gain (loss) relating to instruments still held at the reporting date	101	(48)
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Purchases, sales, issuances, settlements, paydowns and maturities (net)	-	(55)
Transfers in and / or out of Level 3	-	-
Balance at end of year	$937	$836

Master Trust

The following table presents the investments held in the Master Trust at December 31, 2011 and 2010, broken down by level within the fair value hierarchy.

	2011				2010
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$182,892	$-	$182,892	$-	$50,417	$-	$50,417
Corporate bonds and debentures	-	44,463	-	44,463	-	47,263	-	47,263
Equity securities	239,754	-	-	239,754	228,054	-	-	228,054
Index fund - equity	39,897	-	-	39,897	2,267	-	-	2,267
Index fund - fixed income	-	2,396	-	2,396	-	2,284	-	2,284
Foreign equity fund	-	59,699	-	59,699	-	65,491	-	65,491
Foreign index fund	-	24,676	-	24,676	-	-	-	-
Commodity fund	-	14,568	-	14,568	-	17,409	-	17,409
Mortgage-backed securities	-	10,570	-	10,570	-	72,959	-	72,959
Private equity investments	-	-	937	937	-	-	836	836
Cash and cash equivalents	10,490	-	-	10,490	25,926	-	-	25,926
Accrued investment income	-	-	1,574	1,574	-	-	1,655	1,655
Total assets	$290,141	$339,264	$2,511	$631,916	$256,247	$255,823	$2,491	$514,561

The closing prices reported in the active markets in which the securities are traded are used to value the investments in the Master Trust.

Following is a description of the Master Trust's valuation methodologies used for investments measured at fair value:

  Obligations of U.S. Government and its agencies - The fair value of Obligations of U.S. Government and agencies obligations is based on an active exchange market and is based on quoted market prices for similar securities. These securities are classified as Level 2. U.S. agency structured notes are priced based on a bond's theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.
  Corporate bonds and debentures - Corporate bonds and debentures are valued at fair value at the closing price reported in the active market in which the bond is traded. These securities are classified as Level 2.
  Equity securities - Equity securities with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Investments in index funds - Equity with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Investments in index funds – Fixed income, foreign equity, foreign index and commodity funds are valued at the net asset value (NAV) of shares held by the plan at year end. These securities are classified as Level 2.
  Mortgage-backed securities - Certain agency mortgage and other asset backed securities (“MBS”) are priced based on a bond's theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2.
  Private equity investments - Private equity investments include an investment in a private equity fund. The fund value is recorded at its net asset value (NAV) which is affected by the changes in the fair market value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents is a reasonable estimate of the fair value since it is available on demand.
  Accrued investment income – Given the short-term nature of these assets, their carrying amount approximates fair value. Since there is a lack of observable inputs related to instrument specific attributes, these are reported as Level 3.

The preceding valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the changes in the Master Trust's Level 3 assets measured at fair value for the years ended December 31, 2011 and 2010.

(In thousands)	2011	2010
Balance at beginning of year	$2,491	$2,613
Actual return on plan assets:
Change in unrealized gain (loss) relating to instruments still held at the reporting date	101	(58)
Settlements	(81)	(64)
Balance at end of year	$2,511	$2,491

There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2011 and 2010. There were no transfers in and/or out of Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

Information on the shares of common stock held by the pension and restoration plans held is provided in the table that follows.

	2011	2010
Shares of Popular, Inc. common stock	2,745,720	2,745,720
Fair value of shares of Popular, Inc. common stock	$3,816,551	$8,621,561
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

The following table sets forth the aggregate status of the plans and the amounts recognized in the consolidated financial statements at December 31, 2011 and 2010.

	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$603,254	$557,308	$30,301	$26,396
Interest cost	31,139	31,513	1,581	1,537
Termination benefit loss	15,559	-	-	-
Actuarial loss	87,403	58,019	5,695	3,235
Benefits paid	(30,906)	(43,586)	(1,138)	(867)
Benefit obligation at end of year	$706,449	$603,254	$36,439	$30,301
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$442,566	$413,631	$22,012	$20,501
Actual return on plan assets	14,929	45,932	757	2,333
Employer contributions	124,552	26,589	6,751	45
Benefits paid	(30,906)	(43,586)	(1,138)	(867)
Fair value of plan assets at end of year	$551,141	$442,566	$28,382	$22,012
Amounts recognized in accumulated other comprehensive loss:
Net loss	$281,431	$176,910	$14,387	$8,237
Accumulated other comprehensive loss (AOCL)	$281,431	$176,910	$14,387	$8,237
Reconciliation of net liabilities:
Net liabilities at beginning of year	$(160,688)	$(143,677)	$(8,289)	$(5,896)
Amount recognized in AOCL at beginning of year, pre-tax	176,910	146,935	8,237	6,119
Amount prepaid (accrued) at beginning of year	16,222	3,258	(52)	223
Net periodic benefit credit (cost)	908	(9,396)	(369)	(320)
Additional benefit cost	(15,559)	(4,229)	-	-
Contributions	124,552	26,589	6,751	45
Amount prepaid (accrued) at end of year	126,123	16,222	6,330	(52)
Amount recognized in AOCL	(281,431)	(176,910)	(14,387)	(8,237)
Net liabilities at end of year	$(155,308)	$(160,688)	$(8,057)	$(8,289)

The table below presents a breakdown of the plans' liabilities at December 31, 2011 and 2010.

	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Current liabilities	$-	$-	$50	$51
Non-current liabilities	155,308	160,688	8,007	8,238

The following table presents the change in accumulated other comprehensive loss (“AOCL”), pre-tax, for the years ended December 31, 2011 and 2010.

(In thousands)	Pension plans		Benefit restoration plans
	2011	2010	2011	2010
Accumulated other comprehensive loss at beginning of year	$176,910	$146,935	$8,237	$6,119
Increase (decrease) in AOCL:
Recognized during the year:
Actuarial losses	(11,314)	(12,974)	(591)	(397)
Occurring during the year:
Net actuarial losses	115,835	42,949	6,741	2,515
Total increase in AOCL	104,521	29,975	6,150	2,118
Accumulated other comprehensive loss at end of year	$281,431	$176,910	$14,387	$8,237

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2012.

(In thousands)	Pension plans	Benefit restoration plans
Net loss	$21,703	$1,293

The following table presents information for plans with an accumulated benefit obligation in excess of plan assets.

	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Projected benefit obligation	$706,449	$603,254	$36,439	$30,301
Accumulated benefit obligation	706,449	603,254	36,439	30,301
Fair value of plan assets	551,141	442,566	28,382	22,012

The actuarial assumptions used to determine the benefit obligations were as follows:

	2011	2010
Discount rate:
P.R. Plans	4.40%	5.30%
Rate of compensation increase - weighted average:
P.R. Plans	-	-

The following table presents the actuarial assumptions used to determine the components of net periodic benefit cost.

	Pension plans			Benefit restoration plans
	2011	2010	2009	2011	2010	2009
Discount rate:
P.R. Plans	5.30%	5.90%	6.10%	5.30%	5.90%	6.10%
U.S. Plans	0	0	4.00	0	0	0
Discount rate at remeasurement	0	0	6.70%	0	0	6.70%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Rate of compensation increase - weighted average:
P.R. Plans	0	0	4.50%	0	0	4.50%

The following table presents the components of net periodic benefit cost.

	Pension plans			Benefit restoration plans
(In thousands)	2011	2010	2009	2011	2010	2009
Service cost	$-	$-	$3,330	$-	$-	$340
Interest cost	31,139	31,513	32,672	1,581	1,537	1,616
Expected return on plan assets	(43,361)	(30,862)	(25,543)	(1,803)	(1,614)	(1,239)
Amortization of prior service cost (credit)	-	-	44	-	-	(9)
Recognized net actuarial loss	11,314	8,745	13,794	591	397	869
Net periodic benefit (credit) cost	(908)	9,396	24,297	369	320	1,577
Settlement loss	-	4,229	-	-	-	-
Termination benefit loss	15,559	-	-	-	-	-
Curtailment loss (gain)	-	-	820	-	-	(340)
Total benefit cost	$14,651	$13,625	$25,117	$369	$320	$1,237

The Corporation expects to pay the following contributions to the benefit plans during 2012.

(In thousands)	2012
Pension plan	$-
Benefit restoration plans	$50

Benefit payments projected to be made from the pension and benefit restoration plans are presented in the table below.

(In thousands)	Pension plan	Benefit restoration plans
2012	$43,642	$1,414
2013	35,973	1,543
2014	35,986	1,670
2015	36,283	1,896
2016	36,871	2,000
2017 - 2021	193,834	11,079

Postretirement health care benefits

In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR. Certain employees who elected to retire as of February 1, 2012 under the voluntary retirement program were also eligible to receive postretirement health care benefits. During 2010, the Corporation amended the postretirement benefits as a result of the EVERTEC sale described in Note 25 to the consolidated financial statements. As a result of such amendment, the EVERTEC employees may become eligible for health care benefits provided they reach retirement age while working with the acquiring institution.

The following table presents the status of the Corporation's unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements at December 31, 2011 and 2010.

(In thousands)	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of the year	$164,313	$111,628
Service cost	2,016	1,727
Interest cost	8,543	6,434
Temporary deviation loss	437	86
Termination benefit loss	-	671
Benefits paid	(6,108)	(5,068)
Actuarial loss	11,788	$48,835
Benefit obligation end of year	$180,989	164,313
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(200)	$(1,161)
Net loss	37,669	26,949
Accumulated other comprehensive loss	$37,469	$25,788
Reconciliation of net liability:
Net liability at beginning of year	$(164,313)	$(111,628)
Amount recognized in accumulated other comprehensive loss (income) at beginning of year, pre-tax	25,788	(25,268)
Amount accrued at beginning of year	(138,525)	(136,896)
Additional benefit cost	(437)	(757)
Net periodic benefit cost	(10,666)	(5,940)
Contributions	6,108	5,068
Amount accrued at end of year	(143,520)	(138,525)
Amount recognized in accumulated other comprehensive loss	(37,469)	(25,788)
Net liability at end of year	$(180,989)	$(164,313)

The table below presents a breakdown of the liability associated with the postretirement health care benefit plan.

(In thousands)	2011	2010
Current liabilities	$6,939	$6,159
Non-current liabilities	174,050	158,154

The following table presents the changes in accumulated other comprehensive loss (income), pre-tax, for the postretirement health care benefit plan.

(In thousands)	2011	2010
Accumulated other comprehensive loss (income) at beginning of year	$25,788	$(25,268)
Increase (decrease) in accumulated other comprehensive loss (income):
Recognized during the year:
Prior service credit	961	1,046
Actuarial (losses) gains	(1,068)	1,175
Occurring during the year:
Net actuarial losses	11,788	48,835
Total increase in accumulated other comprehensive loss	11,681	51,056
Accumulated other comprehensive loss at end of year	$37,469	$25,788

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost for the postretirement health care benefit plan during 2012.

(In thousands)	2012
Net prior service credit	$(200)
Net loss	$2,161

The following table presents the components of net periodic postretirement health care benefit cost.

(In thousands)	2011	2010	2009
Service cost	$2,016	$1,727	$2,195
Interest cost	8,543	6,434	8,105
Amortization of prior service credit	(961)	(1,046)	(1,046)
Recognized net actuarial loss (gain)	1,068	(1,175)	-
Net periodic benefit cost	10,666	5,940	9,254
Temporary deviation loss	437	86	-
Termination benefit loss	-	671	-
Total benefit cost	$11,103	$6,697	$9,254

The following tables present the discount rate and assumed health care cost trend rates used to determine the benefit obligation and the net periodic benefit cost for the postretirement health care benefit plan.

To determine benefit obligation:	2011	2010
Discount rate	4.40%	5.30%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	25.00%
All other plans	7.00	6.50
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2014

To determine net periodic benefit cost:	2011	2010	2009
Discount rate	5.30%	5.90%	6.10%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	7.00%	7.50%
All other plans	6.50	7.00	7.50
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2014	2014	2014

Assumed health care trend rates generally have a significant effect on the amounts reported for a health care plan. The following table presents the effects of changes in the assumed health care cost trend rates.

	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$299	$(370)
Effect on postretirement benefit obligation	$6,680	$(7,837)

The Corporation expects to contribute $7.4 million to the postretirement benefit plan in 2012 to fund current benefit payment requirements.

Benefit payments projected to be made on the postretirement health care benefit plan are presented in the following table.

(In thousands)
2012	$7,438
2013	7,472
2014	7,666
2015	7,872
2016	8,185
2017 - 2021	46,871

Stock-based compensation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Stock-based compensation

Note 35- Stock-based compensation

The Corporation maintained a Stock Option Plan (the “Stock Option Plan”), which permitted the granting of incentive awards in the form of qualified stock options, incentive stock options, or non-statutory stock options of the Corporation. In April 2004, the Corporation's shareholders adopted the Popular, Inc. 2004 Omnibus Incentive Plan (the “Incentive Plan”), which replaced and superseded the Stock Option Plan. The adoption of the Incentive Plan did not alter the original terms of the grants made under the Stock Option Plan prior to the adoption of the Incentive Plan.

Stock Option Plan

Employees and directors of the Corporation or any of its subsidiaries were eligible to participate in the Stock Option Plan. The Board of Directors or the Compensation Committee of the Board had the absolute discretion to determine the individuals that were eligible to participate in the Stock Option Plan. This plan provided for the issuance of Popular, Inc.'s common stock at a price equal to its fair market value at the grant date, subject to certain plan provisions. The shares are to be made available from authorized but unissued shares of common stock or treasury stock. The Corporation's policy has been to use authorized but unissued shares of common stock to cover each grant. The maximum option term is ten years from the date of grant. Unless an option agreement provides otherwise, all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement.

(Not in thousands)
Exercise price range per share			Options outstanding	Weighted-average exercise price of options outstanding	Weighted-average remaining life of options outstanding in years	Options exercisable (fully vested)	Weighted-average exercise price of options exercisable
$14.39	-	$18.50	985,702	$15.85	0.76	985,702	$15.85
$19.25	-	$27.20	1,083,749	$25.27	2.51	1,083,749	$25.27
$14.39	-	$27.20	2,069,451	$20.78	1.68	2,069,451	$20.78

There was no intrinsic value of options outstanding at December 31, 2011 and 2010 (2009 - $ 0.2 million). There was no intrinsic value of options exercisable at December 31, 2011, 2010, and 2009.

The following table summarizes the stock option activity and related information:

(Not in thousands)	Options outstanding	Weighted-average exercise price
Outstanding at January 1, 2009	2,965,843	$20.59
Granted	-	-
Exercised	-	-
Forfeited	(59,631)	26.42
Expired	(353,549)	19.25
Outstanding at December 31, 2009	2,552,663	$20.64
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(277,497)	20.43
Outstanding at December 31, 2010	2,275,166	$20.67
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(205,715)	19.55
Outstanding at December 31, 2011	2,069,451	$20.78

The stock options exercisable at December 31, 2011 totaled 2,069,451 (2010 - 2,275,166; 2009 - 2,466,276). There were no stock options exercised during the years ended December 31, 2011, 2010 and 2009. Thus, there was no intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009.

There were no new stock option grants issued by the Corporation under the Stock Option Plan during 2011, 2010 and 2009.

There was no stock option expense recognized for the years ended December 31, 2011 and 2010 (2009 - $ 0.2 million, with a tax benefit of $ 92 thousand).

Incentive Plan

The Incentive Plan permits the granting of incentive awards in the form of Annual Incentive Awards, Long-term Performance Unit Awards, Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Units or Performance Shares. Participants in the Incentive Plan are designated by the Compensation Committee of the Board of Directors (or its delegate as determined by the Board). Employees and directors of the Corporation and/or any of its subsidiaries are eligible to participate in the Incentive Plan.

Under the Incentive Plan, the Corporation has issued restricted shares, which become vested based on the employees' continued service with Popular. Unless otherwise stated in an agreement, the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service. The five-year vesting part is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The restricted shares granted consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule vest in two years from grant date.

The following table summarizes the restricted stock activity under the Incentive Plan for members of management.

(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Non-vested at January 1, 2009	248,339	$22.83
Vested	(104,791)	21.93
Forfeited	(5,036)	19.95
Non-vested at December 31, 2009	138,512	$23.62
Granted	1,525,416	2.70
Vested	(340,879)	7.87
Forfeited	(191,313)	3.24
Non-vested at December 31, 2010	1,131,736	$3.61
Granted	1,559,463	3.24
Vested	(51,563)	9.00
Forfeited	(220,293)	4.20
Non-vested at December 31, 2011	2,419,343	$3.20

During the year ended December 31, 2011, 1,559,463 shares of restricted stock (2010- 1,525,416) were awarded to management under the Incentive Plan, from which 1,110,454 shares (2010- 1,305,035) were awarded to management consistent with the requirements of the TARP Interim Final Rule. During the year ended December 31, 2009, no shares of restricted stock were awarded to management under the Incentive Plan.

Beginning in 2007, the Corporation authorized the issuance of performance shares, in addition to restricted shares, under the Incentive Plan. The performance share awards consist of the opportunity to receive shares of Popular Inc.'s common stock provided that the Corporation achieves certain performance goals during a three-year performance cycle. The compensation cost associated with the performance shares is recorded ratably over a three-year performance period. The performance shares are granted at the end of the three-year period and vest at grant date, except when the participant's employment is terminated by the Corporation without cause. In such case, the participant would receive a pro-rata amount of shares calculated as if the Corporation would have met the performance goal for the performance period. During the year ended December 31, 2011, no performance shares were granted under this plan (2010 - 42,859; 2009 - 35,397).

During the year ended December 31, 2011, the Corporation recognized $ 2.2 million of restricted stock expense related to management incentive awards, with a tax benefit of $ 0.5 million (2010 - $ 1.0 million, with a tax benefit of $ 0.4 million; 2009 - $ 1.5 million, with a tax benefit of $ 0.6 million). During the year ended December 31, 2011, the fair market value of the restricted stock vested was $0.5 million at grant date and $0.1 million at vesting date. This triggers a shortfall of $0.4 million that was recorded as an additional income tax expense at the applicable income tax rate. No additional income tax expense was recorded for the U.S. employees due to the valuation allowance of the deferred tax asset. There was no performance share expense recognized for the year ended December 31, 2011 (2010 - $0.5 million, with a tax benefit of $0.2 million; 2009 - $ 0.6 million, with a tax benefit of $ 0.1 million). The total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management at December 31, 2011 was $ 4.0 million and is expected to be recognized over a weighted-average period of 1.9 years.

The following table summarizes the restricted stock activity under the Incentive Plan for members of the Board of Directors:

(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2009	-	-
Granted	270,515	$2.62
Vested	(270,515)	2.62
Forfeited	-	-
Non-vested at December 31, 2009	-	-
Granted	305,898	$2.95
Vested	(305,898)	2.95
Forfeited	-	-
Non-vested at December 31, 2010	-	-
Granted	301,632	$2.67
Vested	(301,632)	2.67
Forfeited	-	-
Non-vested at December 31, 2011	-	-

During the year ended December 31, 2011, the Corporation granted 301,632 shares of restricted stock to members of the Board of Directors of Popular, Inc. and BPPR, which became vested at grant date (2010 - 305,898; 2009 – 270,515). During this period, the Corporation recognized $0.5 million of restricted stock expense related to these restricted stock grants, with a tax benefit of $0.1 million (2010 - $0.5 million, with a tax benefit of $0.2 million; 2009 - $0.5 million, with a tax benefit of $0.2 million). The fair value at vesting date of the restricted stock vested during the year ended December 31, 2011 for directors was $0.8 million.

Rental Expense and Commitments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Commitments Disclosure [Text Block]

Note 36 – Rental expense and commitments

At December 31, 2011, the Corporation was obligated under a number of non-cancelable leases for land, buildings, and equipment which require rentals as follows:

Year	Minimum payments
(In thousands)
2012	$41,054
2013	38,790
2014	37,189
2015	35,179
2016	30,921
Later years	193,478
$376,611

Total rental expense for the year ended December 31, 2011 was $49.9 million (2010 - $60.7 million; 2009 - $65.6 million), which is included in net occupancy, equipment and communication expenses, according to their nature.

Income taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Income taxes

Note 37 – Income taxes

The components of income tax expense (benefit) for the continuing operations for the years ended December 31, are summarized in the following table.

(In thousands)	2011	2010	2009
Current income tax expense:
Puerto Rico	$107,343	$119,729	$75,368
Federal and States	1,722	628	3,012
Subtotal	109,065	120,357	78,380
Deferred income tax (benefit) expense:
Puerto Rico	(99,636)	(510)	(54,747)
Federal and States	2,211	(11,617)	(19,584)
Adjustment for enacted changes in income tax laws	103,287	-	(12,351)
Subtotal	5,862	(12,127)	(86,682)
Total income tax expense (benefit)	$114,927	$108,230	$(8,302)

The reasons for the difference between the income tax expense (benefit) applicable to income before provision for income taxes and the amount computed by applying the statutory tax rate in Puerto Rico, were as follows:

	2011		2010		2009
(Dollar in thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$79,876	30%	$100,586	41%	$(230,241)	41%
Benefit of net tax exempt interest income	(31,379)	(12)	(7,799)	(3)	(50,261)	9
Effect of income subject to preferential
tax rate	(1,802)	(1)	(143,844)	(59)	(1,842)	-
Deferred tax asset valuation allowance	7,192	3	143,754	59	282,933	(50)
Non-deductible expenses	21,756	8	28,130	11	-	-
Difference in tax rates due to multiple
jurisdictions	(8,555)	(3)	13,908	6	40,625	(7)
Initial adjustment in deferred tax due to
change in tax rate	103,287	39	-	-	(12,351)	2
Recognition of tax benefits from previous
years [1]	(53,615)	(20)	-	-	-	-
States taxes and others	(1,833)	(1)	(26,505)	(11)	(37,165)	6
Income tax expense (benefit)	$114,927	43%	$108,230	44%	$(8,302)	1%

[1] Due to ruling and closing agreement discussed below.

In May 2011 the Puerto Rico Department of the Treasury (the “P.R. Treasury”) issued a private ruling to the Corporation (the “Ruling”) creating an agreement to establish the criteria to determine when a charge-off for accounting and financial reporting purposes should be reported as a deduction for tax purposes. On June 30, 2011, the P.R. Treasury and the Corporation signed a closing agreement in which both parties agreed that for tax purposes the deductions related to certain charge-offs recorded on the financial statements of the Corporation for the years 2009 and 2010 will be deferred until 2013, 2014, 2015 and 2016. As a result of the agreement, the Corporation made a payment of $89.4 million to the P.R. Treasury and recorded a tax benefit on its financial statements of $143 million, or $53.6 million net of the payment made to the P.R. Treasury, resulting from the recovery of certain tax benefits not previously recorded during years 2009 (the benefit of reduced tax rates for capital gains) and 2010 (the benefit of exempt income) that were previously unavailable to the Corporation as a result of being in a loss position for tax purposes in such years.

On January 31, 2011, the Governor of Puerto Rico signed into law a new Internal Revenue Code for Puerto Rico (the “2011 Tax Code”) which resulted in a reduction in the Corporation's net deferred tax asset with a corresponding charge to income tax expense of $ 103.3 million due to a reduction in the marginal corporate income tax rate. Under the provisions of the 2011 Tax Code, the maximum marginal corporate income tax rate is 30% for years commenced after December 31, 2010. Prior to the 2011 Tax Code, the maximum marginal corporate income tax rate in Puerto Rico was 39%, which had increased to 40.95% due to a temporary 5% surtax approved in March 2009 for years beginning on January 1, 2009 through December 31, 2011. The 2011 Tax Code, however, eliminated the special 5% surtax on corporations for tax year 2011.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Significant components of the Corporation's deferred tax assets and liabilities at December 31 were as follows:

(In thousands)	2011	2010
Deferred tax assets:
Tax credits available for carryforward	$3,459	$5,833
Net operating loss and other carryforward available	1,174,488	1,222,717
Postretirement and pension benefits	104,663	131,508
Deferred loan origination fees	6,788	8,322
Allowance for loan losses	605,105	426,180
Deferred gains	11,763	13,056
Accelerated depreciation	5,527	7,108
Intercompany deferred gains	4,344	5,480
Other temporary differences	27,341	26,063
Total gross deferred tax assets	1,943,478	1,846,267
Deferred tax liabilities:
Differences between the assigned values and the tax bases of assets and liabilities
recognized in purchase business combinations	32,293	31,846
Difference in outside basis between financial and tax reporting on sale of a business	20,721	11,120
FDIC-assisted transaction	142,000	96,940
Unrealized net gain on trading and available-for-sale securities	73,991	52,186
Deferred loan origination costs	4,277	6,911
Other temporary differences	6,187	1,392
Total gross deferred tax liabilities	279,469	200,395
Valuation allowance	1,259,358	1,268,589
Net deferred tax asset	$404,651	$377,283

The net deferred tax asset shown in the table above at December 31, 2011 is reflected in the consolidated statements of financial condition as $430 million in net deferred tax assets (in the “other assets” caption) (2010 - $388 million in deferred tax asset in the “other assets” caption) and $25 million in deferred tax liabilities (in the “other liabilities” caption) (2010 - $11 million in deferred tax liabilities in the “other liabilities” caption), reflecting the aggregate deferred tax assets or liabilities of individual tax-paying subsidiaries of the Corporation.

At December 31, 2011, the Corporation had total tax credits of $ 3.5 million that will reduce the regular income tax liability in future years expiring in annual installments through the year 2015.

Included as part of the other carryforwards available are $35.7 million related to contributions to Banco Popular de Puerto Rico qualified pension plan that have no expiration date. Additionally, the deferred tax asset related to the net operating loss carryforwards (“NOLs”) outstanding at December 31, 2011 expires as follows:

(In thousands)
2013	$1,447
2016	7,320
2017	8,542
2018	16,239
2019	230
2021	76
2022	971
2023	1,248
2027	65,165
2028	510,675
2029	195,014
2030	193,707
2031	138,154
$1,138,788

A deferred tax asset should be reduced by a valuation allowance if based on the weight of all available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or the entire deferred tax asset will not be realized. The valuation allowance should be sufficient to reduce the deferred tax asset to the amount that is more likely than not to be realized. The determination of whether a deferred tax asset is realizable is based on weighting all available evidence, including both positive and negative evidence. The realization of deferred tax assets, including carryforwards and deductible temporary differences, depends upon the existence of sufficient taxable income of the same character during the carryback or carryforward period. The analysis considers all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in prior carryback years and tax-planning strategies.

The Corporation's U.S. mainland operations are in a cumulative loss position for the three-year period ended December 31, 2011 taking into account taxable income adjusted by temporary differences. For purposes of assessing the realization of the deferred tax assets in the U.S. mainland operations, this cumulative taxable loss position is considered significant negative evidence, which evaluated along with of all sources of taxable income available to realize the deferred tax asset, has caused management to conclude that it is more-likely-than-not that the Corporation will not be able to fully realize the deferred tax assets in the future. At December 31, 2011, the Corporation recorded a valuation allowance of $ 1.3 billion on the deferred tax assets of its U.S. operations (December 31, 2010 - $ 1.3 billion).

At December 31, 2011, the Corporation's deferred tax assets related to its Puerto Rico operations amounted to $429 million. The Corporation's Puerto Rico banking operation is in a cumulative loss position for the three-year period ended December 31, 2011 taking into account taxable income adjusted by temporary differences. This cumulative loss position was mainly due to the performance of the construction and commercial real estate loan portfolios, including the losses related to the reclassification and sale of certain loans pertaining to those portfolios. The Corporation weights all available positive and negative evidence to assess the realization of the deferred tax asset. Positive evidence assessed included (i) the Corporation's Puerto Rico banking operations very strong earnings history; (ii) consideration that the event causing the cumulative loss position is not a continuing condition of the operations; (iii) new legislation extending the period of carryover of net operating losses to ten years; (iii) unrealized gain on appreciated assets that could be realized to increase taxable income; and (iv) the financial results of the operations showed an improvement in the profitability of the business during 2011. Accordingly, there is enough positive evidence to outweigh the negative evidence of the cumulative loss. Based on this evidence, the Corporation has concluded that it is more-likely-than-not that such net deferred tax asset will be realized.

As indicated earlier, in May 2011, the Corporation received a Ruling from the P.R. Treasury establishing the treatment of the loan charge-offs for tax purposes. In summary, the government ruled that the criteria to have a loan loss for taxes are more rigorous than the criteria to have a loan loss for accounting and financial reporting purposes. Based on Puerto Rico law and regulations, the P.R. Treasury ruled that if the Corporation decides to take a loan loss deduction in the tax return for the loan charge-off taken for accounting reporting purposes during the same year, a conclusive presumption is made as to the non-collectability of the loan. On the other hand, if the tax deduction is not taken in the same accounting period, eventually it will have to prove the non-collectability of the loan based on stated criteria. On June 30, 2011, the Corporation entered into a Closing Agreement with the P.R. Treasury, in which both parties agreed that pursuant to the Ruling, the Corporation's Puerto Rico Banking operation would not take any tax deduction for bad debts related to the construction and commercial loan portfolio on the tax returns for 2009 and 2010. It was also agreed that such deferred deductions will be taken on an evenly basis over taxable years 2013 through 2016, even though the loans are sold in the future. As a result of the agreement, the Corporation adjusted its Puerto Rico banking operation taxable income previously reported to the P. R. Treasury Department on the 2009 return. On the other hand, the Corporation reduce its deferred tax asset related to the carryover of net operating losses previously recorded in the year 2010 and for the six-month period ended June 30, 2011 and increase the deferred tax asset related to the allowance for loan losses as a result of the deferral of the construction and commercial loans charge offs. Based on the facts explained above, the Corporation's has concluded that it is more likely than not that the net deferred tax asset of its Puerto Rico operations will be realized. Management reassesses the realization of the deferred tax assets each reporting period.

Under the Puerto Rico Internal Revenue Code, the Corporation and its subsidiaries are treated as separate taxable entities and are not entitled to file consolidated tax returns. The Code provides a dividends-received deduction of 100% on dividends received from “controlled” subsidiaries subject to taxation in Puerto Rico and 85% on dividends received from other taxable domestic corporations.

The Corporation's federal income tax provision (benefit) for 2011 was $1.1 million (2010 – ($8.9) million; 2009 – ($12.9) million). The intercompany settlement of taxes paid is based on tax sharing agreements which generally allocate taxes to each entity based on a separate return basis.

The following table presents a reconciliation of unrecognized tax benefits.

(In millions)
Balance at January 1, 2010	$41.8
Additions for tax positions related to 2010	4.4
Additions for tax positions taken in prior years	3.5
Reduction as a result of lapse of statute of limitations	(4.9)
Reduction for tax positions of prior years	(4.2)
Reduction as a result of settlements	(14.3)
Balance at December 31, 2010	$26.3
Additions for tax positions related to 2011	3.7
Additions for tax positions taken in prior years	2.1
Reduction as a result of lapse of statute of limitations	(6.0)
Reduction as a result of settlements	(6.6)
Balance at December 31, 2011	$19.5

At December 31, 2011, the related accrued interest approximated $5.5 million (2010 - $6.1 million). The interest expense recognized during 2011 was $0.3 million (2010 - $0.9 million). Management determined that, as of December 31, 2011 and 2010, there was no need to accrue for the payment of penalties. The Corporation's policy is to report interest related to unrecognized tax benefits in income tax expense, while the penalties, if any, are reported in other operating expenses in the consolidated statements of operations.

After consideration of the effect on U.S. federal tax of unrecognized U.S. state tax benefits, the total amount of unrecognized tax benefits, including U.S. and Puerto Rico that, if recognized, would affect the Corporation's effective tax rate, was approximately $24.2 million at December 31, 2011 (2010 - $31.6 million).

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons including adding amounts for current tax year positions, expiration of open income tax returns due to the statute of limitations, changes in management's judgment about the level of uncertainty, status of examinations, litigation and legislative activity, and the addition or elimination of uncertain tax positions.

The Corporation and its subsidiaries file income tax returns in Puerto Rico, the U.S. federal jurisdiction, various U.S. states and political subdivisions, and foreign jurisdictions. As of December 31, 2011, the following years remain subject to examination: U.S. Federal jurisdiction – 2008 through 2011 and Puerto Rico – 2007 through 2011. The Corporation anticipates a reduction in the total amount of unrecognized tax benefits within the next 12 months, which could amount to approximately $11 million.

	2011		2010		2009
(Dollar in thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$79,876	30%	$100,586	41%	$(230,241)	41%
Benefit of net tax exempt interest income	(31,379)	(12)	(7,799)	(3)	(50,261)	9
Effect of income subject to preferential
tax rate	(1,802)	(1)	(143,844)	(59)	(1,842)	-
Deferred tax asset valuation allowance	7,192	3	143,754	59	282,933	(50)
Non-deductible expenses	21,756	8	28,130	11	-	-
Difference in tax rates due to multiple
jurisdictions	(8,555)	(3)	13,908	6	40,625	(7)
Initial adjustment in deferred tax due to
change in tax rate	103,287	39	-	-	(12,351)	2
Recognition of tax benefits from previous
years [1]	(53,615)	(20)	-	-	-	-
States taxes and others	(1,833)	(1)	(26,505)	(11)	(37,165)	6
Income tax expense (benefit)	$114,927	43%	$108,230	44%	$(8,302)	1%

Supplemental disclosure on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Supplemental disclosure on the consolidated statements of cash flows

Note 38 – Supplemental disclosure on the consolidated statements of cash flows

Additional disclosures on cash flow information and non-cash activities for the years ended December 31, 2011, 2010 and 2009 are listed in the following table:

(In thousands)	2011	2010	2009

Income taxes paid	$171,818	$41,052	$23,622
Interest paid	517,980	682,943	801,475

Non-cash activities:
Loans transferred to other real estate	$229,064	$183,901	$146,043
Loans transferred to other property	26,148	37,383	37,529
Total loans transferred to foreclosed assets	255,212	221,284	183,572
Transfers from loans held-in-portfolio to loans held-for-sale	121,225	1,020,889	33,072
Transfers from loans held-for-sale to loans held-in-portfolio	28,535	12,388	180,735
Loans securitized into investment securities[1]	1,101,800	817,528	1,355,456
Net (recoveries) write-downs related to loans transferred to loans held-for-sale	(1,101)	327,207	-
Securities sold not yet delivered	69,535	23,055	29,988
Recognition of mortgage servicing rights on securitizations
or asset transfers	19,971	15,326	23,795
Gain on retained interest (sale of EVERTEC)	-	93,970	-
Treasury stock retired	-	-	207,139
Change in par value of common stock	-	-	1,689,389
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	102,353	-	-
Conversion of preferred stock to common stock:
Preferred stock converted	-	(1,150,000)	-
Common stock issued	-	1,341,667	-
Trust preferred securities exchanged for new common stock issued:
Trust preferred securities exchanged	-	-	(397,911)
Common stock issued	-	-	317,652
Preferred stock exchanged for new common stock issued:
Preferred stock exchanged (Series A and B)	-	-	(524,079)
Common stock issued	-	-	293,691
Preferred stock exchanged for new trust preferred securities issued:
Preferred stock exchanged (Series C)	-	-	(901,165)
Trust preferred securities issued (junior subordinated debentures)	-	-	415,885
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

For the year ended December 31, 2010 the changes in operating assets and liabilities included in the reconciliation of net income to net cash provided by operating activities, as well as the changes in assets and liabilities presented in the investing and financing sections are net of the effect of the assets acquired and liabilities assumed from the Westernbank FDIC-assisted transaction. The cash received in the transaction, which amounted to $261 million, is presented in the investing activities section of the Consolidated Statements of Cash Flows as “Cash acquired related to business acquisitions”.

Segment Reporting	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Segment Reporting

Note 39 – Segment Reporting

The Corporation's corporate structure consists of two reportable segments – Banco Popular de Puerto Rico and Banco Popular North America.

On September 30, 2010, the Corporation completed the sale of a 51% ownership interest in EVERTEC, which included the merchant acquiring business of BPPR. EVERTEC was reported as a reportable segment prior to such date, while the merchant acquiring business was originally included in the BPPR reportable segment through June 30, 2010. As a result of the sale, the Corporation no longer presents EVERTEC as a reportable segment and therefore, historical financial information for the processing and merchant acquiring businesses was reclassified under the Corporate group for all periods presented. Additionally, the Corporation retained Tarjetas y Transacciones en Red Tranred, C.A. (“TRANRED”) (formerly EVERTEC DE VENEZUELA, C.A). and its equity investments in CONTADO and Serfinsa, which were included in the EVERTEC reportable segment through June 30, 2010. As indicated in Note 25 to the consolidated financial statements, the Corporation sold its equity investments in CONTADO and Serfinsa during 2011. In 2011, the Corporation recorded $ 4.3 million in operating expenses because of the write-off of its investment in TRANRED as the Corporation determined to wind-down these operations. The results for TRANRED and the equity investments are included in the Corporate group for all periods presented. Revenue from the 49% ownership interest in EVERTEC is reported as non-interest income in the Corporate group.

Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources. The segments were determined based on the organizational structure, which focuses primarily on the markets the segments serve, as well as on the products and services offered by the segments.

Banco Popular de Puerto Rico:

Given that Banco Popular de Puerto Rico constitutes a significant portion of the Corporation's results of operations and total assets at December 31, 2011, additional disclosures are provided for the business areas included in this reportable segment, as described below:

  Commercial banking represents the Corporation's banking operations conducted at BPPR, which are targeted mainly to corporate, small and middle size businesses. It includes aspects of the lending and depository businesses, as well as other finance and advisory services. BPPR allocates funds across business areas based on duration matched transfer pricing at market rates. This area also incorporates income related with the investment of excess funds, as well as a proportionate share of the investment function of BPPR.
  Consumer and retail banking represents the branch banking operations of BPPR which focus on retail clients. It includes the consumer lending business operations of BPPR, as well as the lending operations of Popular Auto and Popular Mortgage. Popular Auto focuses on auto and lease financing, while Popular Mortgage focuses principally in residential mortgage loan originations. The consumer and retail banking area also incorporates income related with the investment of excess funds from the branch network, as well as a proportionate share of the investment function of BPPR.
  Other financial services include the trust and asset management service units of BPPR, the brokerage and investment banking operations of Popular Securities, and the insurance agency and reinsurance businesses of Popular Insurance, Popular Insurance V.I., Popular Risk Services, and Popular Life Re. Most of the services that are provided by these subsidiaries generate profits based on fee income.

Banco Popular North America:

Banco Popular North America's reportable segment consists of the banking operations of BPNA, E-LOAN, Popular Equipment Finance, Inc. and Popular Insurance Agency, U.S.A. BPNA operates through a retail branch network in the U.S. mainland, while E-LOAN supports BPNA's deposit gathering through its online platform. All direct lending activities at E-LOAN were ceased during the fourth quarter of 2008. Popular Equipment Finance, Inc. also holds a running-off loan portfolio as this subsidiary ceased originating loans during 2009. Popular Insurance Agency, U.S.A. offers investment and insurance services across the BPNA branch network.

The Corporate group consists primarily of the holding companies: Popular, Inc., Popular North America and Popular International Bank. Also, as discussed previously, it includes the results of EVERTEC for all periods presented. The Corporate group also includes the expenses of certain corporate areas that are identified as critical to the organization: Finance, Risk Management and Legal.

The accounting policies of the individual operating segments are the same as those of the Corporation. Transactions between reportable segments are primarily conducted at market rates, resulting in profits that are eliminated for reporting consolidated results of operations.

The tables that follow present the results of operations and total assets by reportable segments:

December 31, 2011
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,240,700	$295,602	$-
Provision for loan losses	487,238	88,482	-
Non-interest income	488,459	74,896	-
Amortization of intangibles	6,933	2,721	-
Depreciation expense	37,180	7,665	-
Loss on early extinguishment of debt	693	-	-
Other operating expenses	845,821	237,967	-
Income tax expense	119,819	3,745	-
Net income	$231,475	$29,918	$-
Segment assets	$28,423,064	$8,581,209	$(26,447)

December 31, 2011
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,536,302	$(105,267)	$957	$1,431,992
Provision for loan losses	575,720	-	-	575,720
Non-interest income	563,355	66,473	(69,551)	560,277
Amortization of intangibles	9,654	-	-	9,654
Depreciation expense	44,845	1,601	-	46,446
Loss on early extinguishment of debt	693	8,000	-	8,693
Other operating expenses	1,083,788	71,586	(69,870)	1,085,504
Income tax expense (benefit)	123,564	(9,145)	508	114,927
Net income (loss)	$261,393	$(110,836)	$768	$151,325
Segment assets	$36,977,826	$5,348,638	$(4,978,032)	$37,348,432

December 31, 2010
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,095,932	$309,985	$-
Provision for loan losses	609,630	402,250	-
Non-interest income	448,301	54,570	-
Amortization of intangibles	5,449	3,181	-
Depreciation expense	38,364	9,109	-
Loss on early extinguishment of debt	1,171	21,866	-
Other operating expenses	815,947	264,110	-
Income tax expense	27,120	4,318	-
Net income (loss)	$46,552	$(340,279)	$-
Segment assets	$29,429,358	$8,973,984	$(28,662)

December 31, 2010
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,405,917	$(111,747)	$695	$1,294,865
Provision for loan losses	1,011,880	-	-	1,011,880
Non-interest income	502,871	912,555	(127,233)	1,288,193
Amortization of intangibles	8,630	543	-	9,173
Depreciation expense	47,473	11,388	-	58,861
Loss on early extinguishment of debt	23,037	15,750	-	38,787
Other operating expenses	1,080,057	263,270	(124,601)	1,218,726
Income tax expense	31,438	76,995	(203)	108,230
Net (loss) income	$(293,727)	$432,862	$(1,734)	$137,401
Segment assets	$38,374,680	$5,583,501	$(5,143,183)	$38,814,998

December 31, 2009
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$866,589	$315,469	$-
Provision for loan losses	623,532	782,275	-
Non-interest income	666,779	30,231	-
Amortization of intangibles	5,031	3,641	-
Depreciation expense	37,680	10,811	(22)
Loss on early extinguishment of debt	1,959	-	-
Other operating expenses	708,207	299,726	(3)
Income tax benefit	(1,308)	(24,896)	11
Net income (loss)	$158,267	$(725,857)	$14
Segment assets	$23,611,755	$10,846,748	$(40,150)

December 31, 2009
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,182,058	$(81,817)	$1,012	$1,101,253
Provision for loan losses	1,405,807	-	-	1,405,807
Non-interest income	697,010	337,182	(137,691)	896,501
Amortization of intangibles	8,672	810	-	9,482
Depreciation expense	48,469	15,982	-	64,451
Loss (gain) on early extinguishment of debt	1,959	(78,337)	(1,922)	(78,300)
Other operating expenses	1,007,930	281,938	(131,305)	1,158,563
Income tax (benefit) expense	(26,193)	17,295	596	(8,302)
Net (loss) income	$(567,576)	$17,677	$(4,048)	$(553,947)
Segment assets	$34,418,353	$5,546,045	$(5,228,073)	$34,736,325

Additional disclosures with respect to the Banco Popular de Puerto Rico reportable segment are as follows:

December 31, 2011
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$501,946	$727,050	$11,600	$104	$1,240,700
Provision for loan losses	356,905	130,333	-	-	487,238
Non-interest income	173,764	209,100	105,632	(37)	488,459
Amortization of intangibles	103	6,175	655	-	6,933
Depreciation expense	16,928	19,297	955	-	37,180
Loss on early extinguishment of debt	693	-	-	-	693
Other operating expenses	257,830	523,423	64,759	(191)	845,821
Income tax expense	38,332	67,678	13,707	102	119,819
Net income	$4,919	$189,244	$37,156	$156	$231,475
Segment assets	$13,643,862	$20,035,526	$1,225,247	$(6,481,571)	$28,423,064

December 31, 2010
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$443,242	$643,076	$9,392	$222	$1,095,932
Provision for loan losses	464,214	145,416	-	-	609,630
Non-interest income	133,674	211,242	103,552	(167)	448,301
Amortization of intangibles	558	4,313	578	-	5,449
Depreciation expense	16,760	20,464	1,140	-	38,364
Loss on early extinguishment of debt	1,171	-	-	-	1,171
Other operating expenses	272,755	477,859	65,619	(286)	815,947
Income tax (benefit) expense	(68,791)	79,206	16,575	130	27,120
Net (loss) income	$(109,751)	$127,060	$29,032	$211	$46,552
Segment assets	$15,625,030	$21,483,403	$462,771	$(8,141,846)	$29,429,358

December 31, 2009
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$299,668	$554,677	$11,716	$528	$866,589
Provision for loan losses	427,501	196,031	-	-	623,532
Non-interest income	159,242	407,527	100,698	(688)	666,779
Amortization of intangibles	162	4,177	692	-	5,031
Depreciation expense	16,187	20,237	1,256	-	37,680
Loss on early extinguishment of debt	1,959	-	-	-	1,959
Other operating expenses	211,933	434,337	62,211	(274)	708,207
Income tax (benefit) expense	(105,470)	87,281	16,831	50	(1,308)
Net (loss) income	$(93,362)	$220,141	$31,424	$64	$158,267
Segment assets	$9,679,767	$17,285,538	$467,645	$(3,821,195)	$23,611,755

Additional disclosures with respect to the Banco Popular North America reportable segments are as follows:

December 31, 2011
Banco Popular North America
	Banco Popular			Total Banco Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$294,224	$1,378	$-	$295,602
Provision for loan losses	61,753	26,729	-	88,482
Non-interest income	69,269	5,627	-	74,896
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	7,665	-	-	7,665
Other operating expenses	229,998	7,969	-	237,967
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,611	$(27,693)	$-	$29,918
Segment assets	$9,289,507	$418,436	$(1,126,734)	$8,581,209

December 31, 2010
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$305,893	$4,148	$(56)	$309,985
Provision for loan losses	400,077	2,173	-	402,250
Non-interest income (loss)	73,032	(18,462)	-	54,570
Amortization of intangibles	3,181	-	-	3,181
Depreciation expense	8,539	570	-	9,109
Loss on early extinguishment of debt	21,866	-	-	21,866
Other operating expenses	256,855	7,255	-	264,110
Income tax expense	1,589	2,729	-	4,318
Net loss	$(313,182)	$(27,041)	$(56)	$(340,279)
Segment assets	$9,632,188	$490,845	$(1,149,049)	$8,973,984

December 31, 2009
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$303,700	$10,593	$1,176	$315,469
Provision for loan losses	641,668	140,607	-	782,275
Non-interest income (loss)	70,059	(39,706)	(122)	30,231
Amortization of intangibles	3,641	-	-	3,641
Depreciation expense	9,627	1,184	-	10,811
Other operating expenses	283,113	16,610	3	299,726
Income tax benefit	(7,665)	(17,231)	-	(24,896)
Net loss	$(556,625)	$(170,283)	$1,051	$(725,857)
Segment assets	$11,478,201	$560,885	$(1,192,338)	$10,846,748

Geographic Information

(In thousands)	2011	2010	2009
Revenues:[1]
Puerto Rico	$1,551,518	$2,138,629	$1,566,081
United States	347,460	339,664	306,667
Other	93,291	104,765	125,006
Total consolidated revenues from continuing operations	$1,992,269	$2,583,058	$1,997,754

[1] Total revenues include net interest income, service charges on deposit accounts, other service fees, net gain on sale and valuation adjustments of investment securities, trading account profit, net gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share income, fair value change in equity appreciation instrument, gain on sale of processing and technology business and other operating income.

Selected Balance Sheet Information
(In thousands)	2011	2010	2009
Puerto Rico
Total assets	$27,410,644	$28,556,279	$22,480,832
Loans	18,594,751	18,729,654	14,176,793
Deposits	20,696,606	19,149,753	16,634,123
United States
Total assets	$8,708,709	$9,087,737	$11,033,114
Loans	5,845,359	6,978,007	8,825,559
Deposits	6,151,959	6,566,710	8,242,604
Other
Total assets	$1,229,079	$1,170,982	$1,222,379
Loans	874,282	751,194	801,557
Deposits [1]	1,093,562	1,045,737	1,048,167
[1] Represents deposits from BPPR operations located in the US and British Virgin Islands.

Subsequent events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Subsequent events [Text Block]

Note 40 ─ Subsequent events

Subsequent events are events and transactions that occur after the balance sheet date but before the financial statements are issued. The effects of subsequent events and transactions are recognized in the financial statements when they provide additional evidence about conditions that existed at the balance sheet date. The Corporation has evaluated events and transactions occurring subsequent to December 31, 2011. Such evaluation resulted in no adjustments or additional disclosures in the consolidated financial statements for the year ended December 31, 2011, other than information updated in the legal proceedings in Note 27.

Popular, Inc. (Holding company only) Financial Information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 41 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2011 and 2010, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2011.

Statements of Condition
	December 31,
(In thousands)	2011	2010
ASSETS
Cash	$6,365	$1,638
Money market investments	42,239	1
Investments securities available-for-sale, at fair value	35,700	35,263
Investments securities held-to-maturity, at amortized cost (includes $185,000 in
subordinated notes from BPPR)	185,000	210,872
Other investment securities, at lower of cost or realizable value	10,850	10,850
Investment in BPPR and subsidiaries, at equity	2,626,951	2,521,684
Investment in Popular International Bank and subsidiaries, at equity	1,241,170	1,193,413
Investment in other subsidiaries, at equity	119,166	121,161
Advances to subsidiaries	193,900	412,200
Loans to affiliates	53,214	61,460
Loans	2,501	2,422
Less - Allowance for loan losses	8	60
Premises and equipment	2,533	2,830
Investments in equity investees	195,193	181,009
Other assets	24,750	67,264
Total assets	$4,739,524	$4,822,007

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	760,849	835,793
Accrued expenses and other liabilities	59,922	185,683
Stockholders’ equity	3,918,753	3,800,531
Total liabilities and stockholders’ equity	$4,739,524	$4,822,007

Statements of Operations
	Year ended December 31,
(In thousands)	2011	2010	2009
Income:
Dividends from subsidiaries	$20,000	$168,100	$160,625
Interest on money market	8	55	109
Interest on investments securities	16,224	23,579	37,120
Gain on sale of processing and technology business	-	640,802	-
Earnings from investments under the equity method	14,186	3,402	692
Other operating income (loss)	8,959	(120)	-
Gain on sale and valuation adjustment of investment securities	-	-	3,008
Interest on advances to subsidiaries	4,847	5,739	8,133
Interest on loans to affiliates	3,831	1,738	888
Interest on loans	235	150	127
Total income	68,290	843,445	210,702
Expenses:
Interest expense	94,615	111,809	74,980
Loss (gain) on early extinguishment of debt	8,000	15,750	(26,439)
Operating expenses	1,066	35,923	7,018
Total expenses	103,681	163,482	55,559
(Loss) income before income taxes and equity in undistributed
earnings (losses) of subsidiaries	(35,391)	679,963	155,143
Income taxes	2,786	80,444	(891)
(Loss) income before equity in undistributed earnings (losses) of subsidiaries	(38,177)	599,519	156,034
Equity in undistributed earnings (losses) of subsidiaries	189,502	(462,118)	(729,953)
Net income (loss)	$151,325	$137,401	$(573,919)

Statements of Cash Flows
	Year ended December 31,
(In thousands)	2011	2010	2009
Cash flows from operating activities:
Net income (loss)	$151,325	$137,401	$(573,919)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries
and dividends from subsidiaries	(189,502)	462,118	729,953
Net accretion of discounts and amortization of premiums and deferred fees	25,042	21,282	7,100
Earnings from investments under the equity method	(14,186)	(3,402)	(692)
Stock options expense	-	-	91
Deferred income tax expense (benefit)	13,965	8,831	(1,850)
(Gain) loss on:
Early extinguishment of debt	-	-	(26,439)
Sale and valuation adjustments of investment securities	-	-	(3,008)
Sale of equity method investments	(5,493)	-	-
Sale of processing and technology business, net of transaction costs	-	(616,186)	-
Net decrease in other assets	7,563	7,263	22,774
Net increase (decrease) in:
Interest payable	(3,467)	(528)	6,455
Other liabilities	(84,434)	42,578	(1,797)
Total adjustments	(250,512)	(78,044)	732,587
Net cash (used in) provided by operating activities	(99,187)	59,357	158,668
Cash flows from investing activities:
Net (increase) decrease in money market investments	(42,237)	49	89,643
Purchases of investment securities:
Available-for-sale	-	(35,000)	(249,603)
Held-to-maturity	(37,093)	(52,796)	(51,539)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	-	-	14,226
Held-to-maturity	62,980	297,747	27,318
Proceeds from sale of investment securities:
Available-for-sale	-	-	426,666
Capital contribution to subsidiaries	-	(1,345,000)	(940,000)
Transfer of shares of a subsidiary	-	-	(42,971)
Net change in advances to subsidiaries and affiliates	226,546	(366,394)	714,000
Net (disbursements) repayments on loans	(131)	(56)	3,578
Net proceeds from sale of equity method investments	(10,690)	-	-
Net proceeds from sale of processing and technology business	-	617,976	-
Acquisition of premises and equipment	(594)	(890)	(310)
Proceeds from sale of:
Premises and equipment	135	183	14,943
Foreclosed assets	-	74	47
Net cash provided by (used in) investing activities	198,916	(884,107)	5,998
Cash flows from financing activities:
Net increase (decrease) in:
Federal funds purchased and assets sold under agreements to repurchase	-	-	(44,471)
Other short-term borrowings	-	(24,225)	(18,544)
Payments of notes payable and subordinated notes	(100,000)	(250,000)	-
Proceeds from issuance of common stock	7,690	153	-
Net proceeds from issuance of depositary shares	-	1,100,155	-
Dividends paid	(3,723)	(310)	(71,438)
Issuance costs and fees paid on exchange of preferred stock and trust preferred
securities	-	-	(29,024)
Treasury stock acquired	(483)	(559)	(17)
Return of capital	1,514	-	-
Net cash (used in) provided by financing activities	(95,002)	825,214	(163,494)
Net increase in cash and due from banks	4,727	464	1,172
Cash and due from banks at beginning of period	1,638	1,174	2
Cash and due from banks at end of period	$6,365	$1,638	$1,174

Notes payable at December 31, 2011 mature as follows:

Year	(In thousands)
2012	$-
2013	-
2014	-
2015	-
2016	-
Later years	290,812
No stated maturity	936,000
Subtotal	1,226,812
Less: Discount	(465,963)
Total	$760,849

Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Schedule Condensed Financial Statements [Text Block]
Note 42 – Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities

The following condensed consolidating financial information presents the financial position of Popular, Inc. Holding Company (“PIHC”) (parent only), Popular International Bank, Inc. (“PIBI”), Popular North America, Inc. (“PNA”) and all other subsidiaries of the Corporation at December 31, 2011 and 2010, and the results of their operations and cash flows for periods ended December 31, 2011, 2010 and 2009.

PIBI is an operating subsidiary of PIHC and is the holding company of its wholly-owned subsidiaries: Popular Insurance V.I., Inc; Tarjetas y Transacciones en Red Tranred, C.A.; and PNA. Prior to the internal reorganization and sale of the ownership interest in EVERTEC, ATH Costa Rica S.A., and T.I.I. Smart Solutions Inc. were also wholly-owned subsidiaries of PIBI.

PNA is an operating subsidiary of PIBI and is the holding company of its wholly-owned subsidiaries: Equity One, Inc.; and Banco Popular North America (“BPNA”), including its wholly-owned subsidiaries Popular Equipment Finance, Inc., Popular Insurance Agency, U.S.A., and E-LOAN, Inc.

PIHC fully and unconditionally guarantees all registered debt securities issued by PNA.

A source of income for PIHC consists of dividends from BPPR. Currently, the prior approval of the Federal Reserve Bank of New York and the Office of the Commissioner of Financial Institutions of Puerto Rico is necessary for the payment of any dividends by BPPR to PIHC. Furthermore, under the existing federal banking regulations, the prior approval of the Federal Reserve System is required for any dividend from BPPR or BPNA to the PIHC if the total of all dividends declared by each entity during the calendar year would exceed the total of its net income for that year, as defined by the Federal Reserve Board, combined with its retained net income for the preceding two years, less any required transfers to surplus or to a fund for the retirement of any preferred stock. Under this test, at December 31, 2011, BPPR had a dividend capacity of approximately $243 million (December 31, 2010 - $78 million); however,

Condensed Consolidating Statement of Condition

	At December 31, 2011
				All other
	Popular Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets
Cash and due from banks	$6,365	$391	$932	$534,796	$(7,202)	$535,282
Money market investments	42,239	15,456	552	1,357,890	(39,963)	1,376,174
Trading account securities, at fair value	-	-	-	436,331	-	436,331
Investment securities available-for-sale, at
fair value	35,700	3,370	-	4,988,390	(17,637)	5,009,823
Investment securities held-to-maturity, at
amortized cost	185,000	1,000	-	124,383	(185,000)	125,383
Other investment securities, at lower of cost
or realizable value	10,850	1	4,492	164,537	-	179,880
Investment in subsidiaries	3,987,287	1,147,617	1,627,313	-	(6,762,217)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	-	363,093	-	363,093
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	249,615	-	-	20,673,552	(219,975)	20,703,192
Loans covered under loss sharing
agreements with the FDIC	-	-	-	4,348,703	-	4,348,703
Less - Unearned income	-	-	-	100,596	-	100,596
Allowance for loan losses	8	-	-	815,300	-	815,308
Total loans held-in-portfolio, net	249,607	-	-	24,106,359	(219,975)	24,135,991
FDIC loss share asset	-	-	-	1,915,128	-	1,915,128
Premises and equipment, net	2,533	-	118	535,835	-	538,486
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	-	172,497	-	172,497
Other real estate covered under loss
sharing agreements with the FDIC	-	-	-	109,135	-	109,135
Accrued income receivable	1,512	15	113	123,858	(289)	125,209
Mortgage servicing assets, at fair value	-	-	-	151,323	-	151,323
Other assets	217,877	78,221	13,222	1,183,103	(30,030)	1,462,393
Goodwill	-	-	-	648,350	-	648,350
Other intangible assets	554	-	-	63,400	-	63,954
Total assets	$4,739,524	$1,246,071	$1,646,742	$36,978,408	$(7,262,313)	$37,348,432
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$-	$5,689,034	$(33,560)	$5,655,474
Interest bearing	-	-	-	22,302,798	(16,145)	22,286,653
Total deposits	-	-	-	27,991,832	(49,705)	27,942,127
Assets sold under agreements to repurchase	-	-	-	2,165,157	(24,060)	2,141,097
Other short-term borrowings	-	-	30,500	459,600	(193,900)	296,200
Notes payable	760,849	-	427,297	668,226	-	1,856,372
Subordinated notes	-	-	-	185,000	(185,000)	-
Other liabilities	59,922	4,901	42,269	1,133,815	(47,024)	1,193,883
Total liabilities	820,771	4,901	500,066	32,603,630	(499,689)	33,429,679
Stockholders' equity:
Preferred stock	50,160	-	-	-	-	50,160
Common stock	10,263	4,066	2	51,564	(55,632)	10,263
Surplus	4,106,134	4,092,743	4,103,208	5,870,287	(14,057,711)	4,114,661
Accumulated deficit	(204,199)	(2,883,705)	(3,013,481)	(1,532,810)	7,421,469	(212,726)
Treasury stock, at cost	(1,057)	-	-	-	-	(1,057)
Accumulated other comprehensive (loss)
income, net of tax	(42,548)	28,066	56,947	(14,263)	(70,750)	(42,548)
Total stockholders' equity	3,918,753	1,241,170	1,146,676	4,374,778	(6,762,624)	3,918,753
Total liabilities and stockholders' equity	$4,739,524	$1,246,071	$1,646,742	$36,978,408	$(7,262,313)	$37,348,432

Condensed Consolidating Statement of Condition

	At December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets
Cash and due from banks	$1,638	$618	$1,576	$451,723	$(3,182)	$452,373
Money market investments	1	7,512	261	979,232	(7,711)	979,295
Trading account securities, at fair value	-	-	-	546,713	-	546,713
Investment securities available-for-sale, at
fair value	35,263	3,863	-	5,216,013	(18,287)	5,236,852
Investment securities held-to-maturity, at
amortized cost	210,872	1,000	-	95,482	(185,000)	122,354
Other investment securities, at lower of cost
or realizable value	10,850	1	4,492	148,170	-	163,513
Investment in subsidiaries	3,836,258	1,096,907	1,578,986	-	(6,512,151)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	-	893,938	-	893,938
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	476,082	1,285	-	20,798,876	(441,967)	20,834,276
Loans covered under loss sharing
agreements with the FDIC	-	-	-	4,836,882	-	4,836,882
Less - Unearned income	-	-	-	106,241	-	106,241
Allowance for loan losses	60	-	-	793,165	-	793,225
Total loans held-in-portfolio, net	476,022	1,285	-	24,736,352	(441,967)	24,771,692
FDIC loss share asset	-	-	-	2,410,219	-	2,410,219
Premises and equipment, net	2,830	-	122	542,501	-	545,453
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	-	161,496	-	161,496
Other real estate covered under loss
sharing agreements with the FDIC	-	-	-	57,565	-	57,565
Accrued income receivable	1,510	33	111	149,101	(97)	150,658
Mortgage servicing assets, at fair value	-	-	-	166,907	-	166,907
Other assets	246,209	86,116	15,105	1,127,870	(25,413)	1,449,887
Goodwill	-	-	-	647,387	-	647,387
Other intangible assets	554	-	-	58,142	-	58,696
Total assets	$4,822,007	$1,197,335	$1,600,653	$38,388,811	$(7,193,808)	$38,814,998
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$-	$4,961,417	$(22,096)	$4,939,321
Interest bearing	-	-	-	21,830,669	(7,790)	21,822,879
Total deposits	-	-	-	26,792,086	(29,886)	26,762,200
Assets sold under agreements to repurchase	-	-	-	2,412,550	-	2,412,550
Other short-term borrowings	-	-	32,500	743,922	(412,200)	364,222
Notes payable	835,793	-	430,121	2,905,554	(1,285)	4,170,183
Subordinated notes	-	-	-	185,000	(185,000)	-
Other liabilities	185,683	3,921	47,169	1,120,650	(52,111)	1,305,312
Total liabilities	1,021,476	3,921	509,790	34,159,762	(680,482)	35,014,467
Stockholders' equity:
Preferred stock	50,160	-	-	-	-	50,160
Common stock	10,229	4,066	2	51,633	(55,701)	10,229
Surplus	4,085,478	4,158,157	4,066,208	5,862,091	(14,077,929)	4,094,005
Accumulated deficit	(338,801)	(2,958,347)	(3,000,682)	(1,714,659)	7,665,161	(347,328)
Treasury stock, at cost	(574)	-	-	-	-	(574)
Accumulated other comprehensive
(loss) income, net of tax	(5,961)	(10,462)	25,335	29,984	(44,857)	(5,961)
Total stockholders' equity	3,800,531	1,193,414	1,090,863	4,229,049	(6,513,326)	3,800,531
Total liabilities and stockholders' equity	$4,822,007	$1,197,335	$1,600,653	$38,388,811	$(7,193,808)	$38,814,998

Condensed Consolidating Statement of Operations

	Year ended December 31, 2011
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$20,000	$-	$-	$-	$(20,000)	$-
Loans	8,913	16	-	1,692,390	(6,962)	1,694,357
Money market investments	8	93	4	3,646	(155)	3,596
Investment securities	16,224	55	322	200,224	(12,884)	203,941
Trading account securities	-	-	-	35,607	-	35,607
Total interest and dividend income	45,145	164	326	1,931,867	(40,001)	1,937,501
Interest Expense:
Deposits	-	-	-	269,892	(405)	269,487
Short-term borrowings	50	-	883	59,230	(4,905)	55,258
Long-term debt	94,565	-	31,438	66,749	(11,988)	180,764
Total interest expense	94,615	-	32,321	395,871	(17,298)	505,509
Net interest (expense) income	(49,470)	164	(31,995)	1,535,996	(22,703)	1,431,992
Provision for loan losses	-	-	-	575,720	-	575,720
Net interest (expense) income
after provision for loan losses	(49,470)	164	(31,995)	960,276	(22,703)	856,272
Service charges on deposit accounts	-	-	-	184,940	-	184,940
Other service fees	-	-	-	255,668	(15,948)	239,720
Net (loss) gain on sale and valuation adjustments of
investment securities	-	(87)	-	10,931	-	10,844
Trading account profit	-	-	-	5,897	-	5,897
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	30,891	-	30,891
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(33,068)	-	(33,068)
FDIC loss share income	-	-	-	66,791	-	66,791
Fair value change in equity appreciation instrument	-	-	-	8,323	-	8,323
Other operating income (loss)	23,145	33,543	(499)	41,522	(51,772)	45,939
Total non-interest income (loss)	23,145	33,456	(499)	571,895	(67,720)	560,277
Operating Expenses:
Personnel costs	28,524	471	-	424,375	-	453,370
Net occupancy expenses	3,396	32	3	95,427	3,461	102,319
Equipment expenses	3,210	4	-	40,626	-	43,840
Other taxes	2,269	-	-	49,616	-	51,885
Professional fees	10,820	203	11	256,791	(72,883)	194,942
Communications	421	10	10	26,674	-	27,115
Business promotion	1,894	-	-	53,173	-	55,067
FDIC deposit insurance	-	-	-	93,728	-	93,728
Loss on early extinguishment of debt	8,000	-	-	693	-	8,693
Other real estate owned (OREO) expenses	-	-	-	21,778	-	21,778
Other operating expenses	(49,468)	3,872	443	135,337	(2,278)	87,906
Amortization of intangibles	-	-	-	9,654	-	9,654
Total operating expenses	9,066	4,592	467	1,207,872	(71,700)	1,150,297
(Loss) income before income tax
and equity in earnings (losses) of subsidiaries	(35,391)	29,028	(32,961)	324,299	(18,723)	266,252
Income tax expense (benefit)	2,786	4,888	(955)	107,700	508	114,927
(Loss) income before equity in
earnings (losses) of subsidiaries	(38,177)	24,140	(32,006)	216,599	(19,231)	151,325
Equity in undistributed earnings (losses) of
subsidiaries	189,502	(13,398)	19,206	-	(195,310)	-
Net Income (Loss)	$151,325	$10,742	$(12,800)	$216,599	$(214,541)	$151,325

Condensed Consolidating Statement of Operations

	Year ended December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$168,100	$7,500	$-	$-	$(175,600)	$-
Loans	7,627	19	-	1,675,477	(6,389)	1,676,734
Money market investments	55	252	2	5,383	(308)	5,384
Investment securities	23,579	31	322	235,521	(21,243)	238,210
Trading account securities	-	-	-	27,918	-	27,918
Total interest and dividend income	199,361	7,802	324	1,944,299	(203,540)	1,948,246
Interest Expense:
Deposits	-	-	-	351,180	(299)	350,881
Short-term borrowings	46	-	510	65,550	(5,828)	60,278
Long-term debt	111,763	-	30,586	121,328	(21,455)	242,222
Total interest expense	111,809	-	31,096	538,058	(27,582)	653,381
Net interest income (expense)	87,552	7,802	(30,772)	1,406,241	(175,958)	1,294,865
Provision for loan losses	-	-	-	1,011,880	-	1,011,880
Net interest income (expense)
after provision for loan losses	87,552	7,802	(30,772)	394,361	(175,958)	282,985
Service charges on deposit accounts	-	-	-	195,803	-	195,803
Other service fees	-	-	-	382,350	(4,846)	377,504
Net gain on sale and valuation adjustments of
investment securities	-	-	-	3,992	-	3,992
Trading account profit	-	-	-	16,404	-	16,404
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	15,874	-	15,874
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(72,013)	-	(72,013)
FDIC loss share expense	-	-	-	(25,751)	-	(25,751)
Fair value change in equity appreciation instrument	-	-	-	42,555	-	42,555
Gain on sale of processing and technology business	640,802	-	-	-	-	640,802
Other operating income (loss)	3,282	21,807	(3,980)	90,546	(18,632)	93,023
Total non-interest income (loss)	644,084	21,807	(3,980)	649,760	(23,478)	1,288,193
Operating Expenses:
Personnel costs	22,575	439	-	491,583	(399)	514,198
Net occupancy expenses	2,941	34	3	112,240	985	116,203
Equipment expenses	2,887	2	-	82,962	-	85,851
Other taxes	1,816	-	-	48,792	-	50,608
Professional fees	31,590	22	11	154,347	(19,865)	166,105
Communications	481	21	14	38,389	-	38,905
Business promotion	1,275	-	-	45,396	-	46,671
FDIC deposit insurance	-	-	-	67,644	-	67,644
Loss on early extinguishment of debt	15,750	-	-	23,037	-	38,787
Other real estate owned (OREO) expenses	19	-	-	46,770	-	46,789
Other operating expenses	(27,661)	(399)	432	173,990	(1,749)	144,613
Amortization of intangibles	-	-	-	9,173	-	9,173
Total operating expenses	51,673	119	460	1,294,323	(21,028)	1,325,547
Income (loss) before income tax
and equity in losses of subsidiaries	679,963	29,490	(35,212)	(250,202)	(178,408)	245,631
Income tax expense (benefit)	80,444	3,243	(296)	25,101	(262)	108,230
Income (loss) before equity in
losses of subsidiaries	599,519	26,247	(34,916)	(275,303)	(178,146)	137,401
Equity in undistributed losses of subsidiaries	(462,118)	(378,892)	(338,246)	-	1,179,256	-
Net Income (Loss)	$137,401	$(352,645)	$(373,162)	$(275,303)	$1,001,110	$137,401

Condensed Consolidating Statement of Operations

	Year ended December 31, 2009
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$160,625	$7,500	$20,000	$-	$(188,125)	$-
Loans	9,148	-	44	1,518,431	(8,374)	1,519,249
Money market investments	109	1,306	2,156	8,573	(3,574)	8,570
Investment securities	37,120	70	703	281,887	(27,792)	291,988
Trading account securities	-	-	-	35,190	-	35,190
Total interest and dividend income	207,002	8,876	22,903	1,844,081	(227,865)	1,854,997
Interest Expense:
Deposits	-	-	-	504,732	(3,470)	501,262
Short-term borrowings	169	-	45	77,548	(8,405)	69,357
Long-term debt	74,811	-	58,581	78,609	(28,876)	183,125
Total interest expense	74,980	-	58,626	660,889	(40,751)	753,744
Net interest income (expense)	132,022	8,876	(35,723)	1,183,192	(187,114)	1,101,253
Provision for loan losses	-	-	-	1,405,807	-	1,405,807
Net interest income (expense)
after provision for loan losses	132,022	8,876	(35,723)	(222,615)	(187,114)	(304,554)
Service charges on deposit accounts	-	-	-	213,493	-	213,493
Other service fees	-	-	-	401,934	(7,747)	394,187
Net gain (loss) on sale and valuation adjustments of
investment securities	3,008	(10,934)	-	229,530	(2,058)	219,546
Trading account profit	-	-	-	39,740	-	39,740
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	5,151	-	5,151
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(40,211)	-	(40,211)
Other operating income (loss)	692	16,558	(1,184)	52,778	(4,249)	64,595
Total non-interest income (loss)	3,700	5,624	(1,184)	902,415	(14,054)	896,501
Operating Expenses:
Personnel costs	28,156	427	-	505,698	(1,018)	533,263
Net occupancy expenses	2,613	30	3	108,389	-	111,035
Equipment expenses	3,683	-	4	97,843	-	101,530
Other taxes	3,544	-	-	49,061	-	52,605
Professional fees	15,676	14	(55)	100,831	(5,179)	111,287
Communications	443	20	23	45,778	-	46,264
Business promotion	1,182	-	-	37,690	-	38,872
FDIC deposit insurance	-	-	-	76,796	-	76,796
(Gain) loss on early extinguishment of debt	(26,439)	-	(51,897)	1,959	(1,923)	(78,300)
Other real estate owned (OREO) expenses	(33)	-	-	25,833	-	25,800
Other operating expenses	(48,246)	(400)	238	175,678	(1,708)	125,562
Amortization of intangibles	-	-	-	9,482	-	9,482
Total operating expenses	(19,421)	91	(51,684)	1,235,038	(9,828)	1,154,196
Income (loss) before income tax
and equity in losses of subsidiaries	155,143	14,409	14,777	(555,238)	(191,340)	(562,249)
Income tax (benefit) expense	(891)	26	21,601	(29,729)	691	(8,302)
Income (loss) before equity in
losses of subsidiaries	156,034	14,383	(6,824)	(525,509)	(192,031)	(553,947)
Equity in undistributed losses of subsidiaries	(709,981)	(739,039)	(735,305)	-	2,184,325	-
Loss from continuing operations	(553,947)	(724,656)	(742,129)	(525,509)	1,992,294	(553,947)
Loss from discontinued operations, net of tax	-	-	-	(19,972)	-	(19,972)
Equity in undistributed losses of discontinued
operations	(19,972)	(19,972)	(19,972)	-	59,916	-
Net Loss	$(573,919)	$(744,628)	$(762,101)	$(545,481)	$2,052,210	$(573,919)

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2011
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$151,325	$10,742	$(12,800)	$216,599	$(214,541)	$151,325

Adjustments to reconcile net income (loss) to net
cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(189,502)	13,398	(19,206)	-	195,310	-
Provision for loan losses	-	-	-	575,720	-	575,720
Amortization of intangibles	-	-	-	9,654	-	9,654
Depreciation and amortization of premises and
equipment	750	-	3	45,693	-	46,446
Net accretion of discounts and amortization
of premiums and deferred fees	25,042	-	176	(137,614)	(650)	(113,046)
Impairment losses on net assets to be disposed of	-	4,255	-	-	-	4,255
Fair value adjustments of mortgage servicing rights	-	-	-	37,061	-	37,061
Fair value change in equity appreciation instrument	-	-	-	(8,323)	-	(8,323)
FDIC loss share income	-	-	-	(66,791)	-	(66,791)
FDIC deposit insurance expense	-	-	-	93,728	-	93,728
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	33,068	-	33,068
(Earnings) losses from investments under the
equity method	(14,186)	(20,083)	500	-	-	(33,769)
Deferred income tax expense (benefit)	13,965	3,735	(932)	(11,414)	508	5,862
Loss (gain) on:
Disposition of premises and equipment	7	-	-	(5,533)	-	(5,526)
Early extinguishment of debt	-	-	-	693	-	693
Sale and valuation adjustment of investment
securities	-	87	-	(10,931)	-	(10,844)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	(30,891)	-	(30,891)
Sale of equity method investments	(5,493)	(11,414)	-	-	-	(16,907)
Acquisitions of loans held-for-sale	-	-	-	(346,004)	-	(346,004)
Proceeds from sale of loans held-for-sale	-	-	-	165,335	-	165,335
Net disbursements on loans held-for-sale	-	-	-	(793,094)	-	(793,094)
Net (increase) decrease in:
Trading securities	-	-	-	1,143,029	-	1,143,029
Accrued income receivable	(2)	(17)	-	25,276	192	25,449
Other assets	6,808	10,666	2,316	(3,993)	6,532	22,329
Net increase (decrease) in:
Interest payable	(3,467)	-	(56)	(8,968)	20	(12,471)
Pension and other postretirement benefits
obligations	-	-	-	(111,288)	-	(111,288)
Other liabilities	(84,434)	(7,524)	(2,354)	3,342	2,643	(88,327)
Total adjustments	(250,512)	(6,897)	(19,553)	597,755	204,555	525,348
Net cash (used in) provided by operating activities	(99,187)	3,845	(32,353)	814,354	(9,986)	676,673

Cash flows from investing activities:
Net increase in money market investments	(42,237)	(7,944)	(291)	(378,659)	32,252	(396,879)
Purchases of investment securities:
Available-for-sale	-	-	-	(1,357,080)	-	(1,357,080)
Held-to-maturity	(37,093)	(1,000)	-	(36,445)	-	(74,538)
Other	-	-	-	(172,775)	-	(172,775)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	-	1,360,386	-	1,360,386
Held-to-maturity	62,980	1,000	-	3,256	-	67,236
Other	-	-	-	154,114	-	154,114
Proceeds from sale of investment securities:
Available for sale	-	-	-	262,443	-	262,443
Other	-	-	-	5,094	-	5,094
Net repayments on loans	226,415	193	-	1,130,157	(220,707)	1,136,058
Proceeds from sale of loans	-	-	-	293,109	-	293,109
Acquisition of loan portfolios	-	-	-	(1,131,388)	-	(1,131,388)
Payments received from FDIC under loss
sharing agreements	-	-	-	561,111	-	561,111
Cash paid related to business acquisitions	-	-	-	(855)	-	(855)
Net proceeds from sale of equity method
investments	(10,690)	42,193	-	-	-	31,503
Capital contribution to subsidiary	-	(37,000)	-	-	37,000	-
Mortgage servicing rights purchased	-	-	-	(1,732)	-	(1,732)
Acquisition of premises and equipment	(594)	-	-	(49,449)	-	(50,043)
Proceeds from sale of:
Premises and equipment	135	-	-	14,804	-	14,939
Foreclosed assets	-	-	-	198,490	-	198,490
Net cash provided by (used in) investing activities	198,916	(2,558)	(291)	854,581	(151,455)	899,193

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	1,199,762	(19,819)	1,179,943
Federal funds purchased and assets sold under
agreements to repurchase	-	-	-	(247,393)	(24,060)	(271,453)
Other short-term borrowings	-	-	(2,000)	(284,322)	218,300	(68,022)
Payments of notes payable	(100,000)	-	(3,000)	(2,666,477)	-	(2,769,477)
Proceeds from issuance of notes payable	-	-	-	432,568	-	432,568
Proceeds from issuance of common stock	7,690	-	-	-	-	7,690
Dividends paid to parent company	-	-	-	(20,000)	20,000	-
Dividends paid	(3,723)	-	-	-	-	(3,723)
Treasury stock acquired	(483)	-	-	-	-	(483)
Return of capital	1,514	(1,514)	-	-	-	-
Capital contribution from parent	-	-	37,000	-	(37,000)	-
Net cash (used in) provided by financing activities	(95,002)	(1,514)	32,000	(1,585,862)	157,421	(1,492,957)
Net increase (decrease) in cash and due from banks	4,727	(227)	(644)	83,073	(4,020)	82,909
Cash and due from banks at beginning of period	1,638	618	1,576	451,723	(3,182)	452,373
Cash and due from banks at end of period	$6,365	$391	$932	$534,796	$(7,202)	$535,282
Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$137,401	$(352,645)	$(373,162)	$(275,303)	$1,001,110	$137,401

Adjustments to reconcile net income (loss)to net
cash provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	462,118	378,892	338,246	-	(1,179,256)	-
Provision for loan losses	-	-	-	1,011,880	-	1,011,880
Amortization of intangibles	-	-	-	9,173	-	9,173
Depreciation and amortization of premises and
equipment	785	-	3	58,073	-	58,861
Net accretion of discounts and amortization
of premiums and deferred fees	21,282	-	275	(275,786)	(650)	(254,879)
Fair value adjustments of mortgage servicing rights	-	-	-	22,859	-	22,859
Fair value change in equity appreciation instrument	-	-	-	(42,555)	-	(42,555)
FDIC loss share expense	-	-	-	25,751	-	25,751
FDIC deposit insurance expense	-	-	-	67,644	-	67,644
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	72,013	-	72,013
(Earnings) losses from investments under the
equity method	(3,402)	(21,807)	3,981	(2,354)	13,719	(9,863)
Deferred income tax expense (benefit)	8,831	-	-	(23,392)	2,434	(12,127)
Loss (gain) on:
Disposition of premises and equipment	2	-	-	(1,814)	-	(1,812)
Early extinguishment of debt	-	-	-	1,171	-	1,171
Sale and valuation adjustment of investment
securities	-	-	-	(3,992)	-	(3,992)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	(15,874)	-	(15,874)
Sale of processing and technology business,
net of transaction costs	(616,186)	-	-	-	-	(616,186)
Acquisitions of loans held-for-sale	-	-	-	(307,629)	-	(307,629)
Proceeds from sale of loans held-for-sale	-	-	-	81,370	-	81,370
Net disbursements on loans held-for-sale	-	-	-	(735,095)	-	(735,095)
Net (increase) decrease in:
Trading securities	-	-	-	721,398	-	721,398
Accrued income receivable	(1,390)	94	20	12,650	(59)	11,315
Other assets	7,866	6,689	2,077	24,368	(44,559)	(3,559)
Net increase (decrease) in:
Interest payable	(528)	-	81	(29,201)	86	(29,562)
Pension and other postretirement benefits
obligations	-	-	-	(11,060)	-	(11,060)
Other liabilities	42,578	3,882	1,540	(64,861)	3,377	(13,484)
Total adjustments	(78,044)	367,750	346,223	594,737	(1,204,908)	25,758
Net cash provided by (used in) operating activities	59,357	15,105	(26,939)	319,434	(203,798)	163,159

Cash flows from investing activities:
Net decrease (increase) in money market
investments	49	48,632	(23)	119,710	(48,627)	119,741
Purchases of investment securities:
Available-for-sale	(35,000)	-	-	(746,192)	17,150	(764,042)
Held-to-maturity	(52,796)	-	-	(44,392)	-	(97,188)
Other	-	-	-	(64,591)	-	(64,591)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	-	1,865,879	-	1,865,879
Held-to-maturity	297,747	250	-	135,132	(245,000)	188,129
Other	-	-	-	123,836	-	123,836
Proceeds from sale of investment securities:
Available for sale	-	-	-	397,086	-	397,086
Net (disbursements) repayments on loans	(366,450)	231	-	1,591,839	313,626	1,539,246
Proceeds from sale of loans	-	-	-	34,011	-	34,011
Acquisition of loan portfolios	-	-	-	(256,406)	-	(256,406)
Cash received related to business acquisitions	-	-	-	261,311	-	261,311
Net proceeds from sale of processing and
technology business	617,976	-	-	24,346	-	642,322
Capital contribution to subsidiary	(1,345,000)	(745,000)	(745,000)	-	2,835,000	-
Mortgage servicing rights purchased	-	-	-	(1,041)	-	(1,041)
Acquisition of premises and equipment	(890)	-	-	(65,965)	-	(66,855)
Proceeds from sale of:
Premises and equipment	183	-	-	14,277	-	14,460
Foreclosed assets	74	-	-	141,162	-	141,236
Net cash (used in) provided by investing activities	(884,107)	(695,887)	(745,023)	3,530,002	2,872,149	4,077,134

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	(1,582,367)	28,881	(1,553,486)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	-	(220,240)	-	(220,240)
Other short-term borrowings	(24,225)	-	31,800	636,696	(287,375)	356,896
Payments of notes payable	(250,000)	-	(4,000)	(4,253,578)	247,000	(4,260,578)
Proceeds from issuance of notes payable	-	-	-	110,870	231	111,101
Proceeds from issuance of common stock	153	-	-	-	-	153
Net proceeds from issuance of depository shares	1,100,155	-	-	-	1,618	1,101,773
Dividends paid to parent company	-	(63,900)	-	(111,700)	175,600	-
Dividends paid	(310)	-	-	-	-	(310)
Treasury stock acquired	(559)	-	-	-	-	(559)
Capital contribution from parent	-	745,000	745,000	1,345,000	(2,835,000)	-
Net cash provided by (used in) financing activities	825,214	681,100	772,800	(4,075,319)	(2,669,045)	(4,465,250)
Net increase (decrease) in cash and due from banks	464	318	838	(225,883)	(694)	(224,957)
Cash and due from banks at beginning of period	1,174	300	738	677,606	(2,488)	677,330
Cash and due from banks at end of period	$1,638	$618	$1,576	$451,723	$(3,182)	$452,373

	Year ended December 31, 2009
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net loss	$(573,919)	$(744,628)	$(762,101)	$(545,481)	$2,052,210	$(573,919)

Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	729,953	759,011	755,277	-	(2,244,241)	-
Provision for loan losses	-	-	-	1,405,807	-	1,405,807
Amortization of intangibles	-	-	-	9,482	-	9,482
Depreciation and amortization of premises and
equipment	1,573	-	3	62,875	-	64,451
Net accretion of discounts and amortization of
premiums and deferred fees	7,100	-	493	64,212	(271)	71,534
Impairment losses long-lived assets	-	-	-	1,545	-	1,545
Fair value adjustments of mortgage servicing rights	-	-	-	32,960	-	32,960
FDIC deposit insurance expense	-	-	-	76,796	-	76,796
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	40,211	-	40,211
(Earnings) losses from investments under the
equity method	(692)	(16,558)	1,184	90	(1,719)	(17,695)
Earnings from changes in fair value related to
instruments measured at fair value	-	-	-	(1,674)	-	(1,674)
Stock options expense	91	-	-	111	-	202
Deferred income tax benefit	(1,850)	-	(2,601)	(100,308)	24,869	(79,890)
Loss (gain) on:
Disposition of premises and equipment	3,006	-	-	(3,418)	-	(412)
Early extinguishment of debt	(26,439)	-	(51,898)	1,959	(1,922)	(78,300)
Sale and valuation adjustment of investment
securities	(3,008)	10,934	-	(229,530)	2,058	(219,546)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	57	-	57
Sale of processing and technology business,
Acquisitions of loans held-for-sale	-	-	-	(354,472)	-	(354,472)
Proceeds from sale of loans held-for-sale	-	-	-	79,264	-	79,264
Net disbursements on loans held-for-sale	-	-	-	(1,129,554)	-	(1,129,554)
Net (increase) decrease in:
Trading securities	-	-	-	1,542,470	-	1,542,470
Accrued income receivable	913	347	1,728	29,553	(1,940)	30,601
Other assets	17,282	6,712	1,020	(271,464)	(13,306)	(259,756)
Net increase (decrease) in:
Interest payable	6,455	-	(11,605)	(44,485)	1,940	(47,695)
Pension and other postretirement benefits
obligations	-	-	-	19,599	-	19,599
Other liabilities	(1,797)	(77)	3,796	24,623	(9,708)	16,837
Total adjustments	732,587	760,369	697,397	1,256,709	(2,244,240)	1,202,822
Net cash provided by (used in) operating activities	158,668	15,741	(64,704)	711,228	(192,030)	628,903

Cash flows from investing activities:
Net decrease (increase) in money market
investments	89,643	(15,530)	450,008	(208,181)	(524,083)	(208,143)
Purchases of investment securities:
Available-for-sale	(249,603)	-	-	(4,135,171)	191,484	(4,193,290)
Held-to-maturity	(51,539)	-	-	(8,023)	-	(59,562)
Other	-	-	-	(38,913)	-	(38,913)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	14,226	-	-	1,617,381	-	1,631,607
Held-to-maturity	27,318	-	-	114,248	-	141,566
Other	-	-	-	75,101	-	75,101
Proceeds from sale of investment securities:
Available for sale	426,666	-	-	3,590,131	(191,484)	3,825,313
Other	-	-	-	52,294	-	52,294
Net repayments on loans	717,578	-	12,800	1,065,164	(741,795)	1,053,747
Proceeds from sale of loans	-	-	-	328,170	-	328,170
Acquisition of loan portfolios	-	-	-	(72,675)	-	(72,675)
Net proceeds from sale of processing and
Capital contribution to subsidiary	(940,000)	(940,000)	(590,000)	-	2,470,000	-
Transfer of shares of a subsidiary	(42,971)	-	42,971	-	-	-
Mortgage servicing rights purchased	-	-	-	(1,364)	-	(1,364)
Acquisition of premises and equipment	(310)	-	-	(69,330)	-	(69,640)
Proceeds from sale of:
Premises and equipment	14,943	-	-	25,300	-	40,243
Foreclosed assets	47	-	-	149,900	-	149,947
Net cash provided by (used in) investing activities	5,998	(955,530)	(84,221)	2,484,032	1,204,122	2,654,401

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	(2,058,240)	432,642	(1,625,598)
Federal funds purchased and assets sold under
agreements to repurchase	(44,471)	-	-	(964,027)	89,680	(918,818)
Other short-term borrowings	(18,544)	-	200	(721,059)	741,795	2,392
Payments of notes payable	-	-	(798,880)	(14,197)	-	(813,077)
Proceeds from issuance of notes payable	-	-	675	60,000	-	60,675
Dividends paid to parent company	-	-	-	(188,125)	188,125	-
Dividends paid	(71,438)	-	-	-	-	(71,438)
Issuance costs and fees paid on conversion of
preferred stock and trust preferred securities	(29,024)	-	-	-	3,944	(25,080)
Treasury stock acquired	(17)	-	-	-	-	(17)
Capital contribution from parent	-	940,000	940,000	590,000	(2,470,000)	-
Net cash (used in) provided by financing activities	(163,494)	940,000	141,995	(3,295,648)	(1,013,814)	(3,390,961)
Net increase (decrease) in cash and due from banks	1,172	211	(6,930)	(100,388)	(1,722)	(107,657)
Cash and due from banks at beginning of period	2	89	7,668	777,994	(766)	784,987
Cash and due from banks at end of period	$1,174	$300	$738	$677,606	$(2,488)	$677,330

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2011
Consolidation, Policy [Policy Text Block]

Principles of consolidation

The consolidated financial statements include the accounts of Popular, Inc. and its subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. In accordance with the consolidation guidance for variable interest entities, the Corporation would also consolidate any variable interest entities (“VIEs”) for which it has a controlling financial interest; and therefore, it is the primary beneficiary. Assets held in a fiduciary capacity are not assets of the Corporation and, accordingly, are not included in the consolidated statements of financial condition.

Unconsolidated investments, in which there is at least 20% ownership, are generally accounted for by the equity method, with earnings recorded in other operating income. These investments are included in other assets and the Corporation's proportionate share of income or loss is included in other operating income. Those investments in which there is less than 20% ownership, are generally carried under the cost method of accounting, unless significant influence is exercised. Under the cost method, the Corporation recognizes income when dividends are received. Limited partnerships are accounted for by the equity method unless the investor's interest is so “minor” that the limited partner may have virtually no influence over partnership operating and financial policies.

Statutory business trusts that are wholly-owned by the Corporation and are issuers of trust preferred securities are not consolidated in the Corporation's consolidated financial statements.

During the quarter ended March 31, 2011, the Corporation sold certain residential mortgage loans of BPNA that were reclassified from held-in-portfolio to held-for-sale in December 2010. The loans were sold at a better price than the price used to determine their fair value at the time of reclassification to the held-for-sale category. At the time of sale, the Corporation classified $13.8 million of the impact of the better price as a recovery of the original write-down, which was booked as part of the activity in the allowance for loan losses. This included an out-of-period adjustment of $10.7 million since a portion of the sale was completed just prior to the release of the Corporation's Form 10-K for the year ended December 31, 2010. After evaluating the quantitative and qualitative aspects of the misstatement and the out-of-period adjustment to the Corporation's financial results, including consideration of the impact of the one-time adjustment to income tax expense of $103.3 million from the change in tax rate, offset by the $53.6 million tax benefit related to the timing of loan charge-offs for tax purposes described in Note 37 to the Corporation's consolidated financial statements, management has determined that the misstatement and the out-of-period adjustment are not material to the 2010 and 2011financial statements, respectively.

Business Combinations Policy [Policy Text Block]

Business combinations

Business combinations are accounted for under the acquisition method. Under this method, assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date are measured at their fair values as of the acquisition date. The acquisition date is the date the acquirer obtains control. Also, assets or liabilities arising from noncontractual contingencies are measured at their acquisition date at fair value only if it is more likely than not that they meet the definition of an asset or liability. Adjustments subsequently made to the provisional amounts recorded on the acquisition date as a result of new information obtained about facts and circumstances that existed as of the acquisition date but were known to the Corporation after acquisition will be made retroactively during a measurement period not to exceed one year. Furthermore, acquisition-related restructuring costs that do not meet certain criteria of exit or disposal activities are expensed as incurred. Transaction costs are expensed as incurred. Changes in income tax valuation allowances for acquired deferred tax assets are recognized in earnings subsequent to the measurement period as an adjustment to income tax expense. Contingent consideration classified as an asset or a liability is remeasured to fair value at each reporting date until the contingency is resolved. The changes in fair value of the contingent consideration are recognized in earnings unless the arrangement is a hedging instrument for which changes are initially recognized in other comprehensive income.

There were no significant business combinations during 2011. The Westernbank FDIC-assisted transaction was accounted for as a business combination in 2010. Note 4 to the consolidated financial statements provides disclosures on this business combination.

Deconsolidation Of Subsidiary Policy

Deconsolidation of a subsidiary

The Corporation accounts for the deconsolidation of a subsidiary when it ceases to have a controlling financial interest in the subsidiary. Accordingly, it recognizes a gain or loss in results of operations measured as the difference between the sum of the fair value of the consideration received, the fair value of any retained non-controlling investment in the former subsidiary and the carrying amount of any non-controlling interest in the former subsidiary, as compared with the carrying amount of the former subsidiary's assets and liabilities. Refer to Note 25 to the consolidated financial statements for information on the Corporation's sale of a majority interest in EVERTEC and the impact of deconsolidating this former wholly-owned subsidiary.

Discontinued Operations, Policy [Policy Text Block]

Discontinued operations

Components of the Corporation that have been or will be disposed of by sale, where the Corporation does not have a significant continuing involvement in the operations after the disposal, are accounted for as discontinued operations.

The financial results of Popular Financial Holdings (“PFH”) are reported as discontinued operations in the consolidated statements of operations for the year ended December 31, 2009.

Use of Estimates in the Preparation of Financial Statements

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications [Text Block]

Reclassifications

Certain reclassifications have been made to the 2010 and 2009 consolidated financial statements to conform with the 2011 presentation. Such reclassifications did not have an effect on previously reported cash flows, shareholders' equity or net income.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair value measurements

The Corporation determines the fair values of its financial instruments based on the fair value framework established in the guidance for Fair Value Measurements in ASC Subtopic 820-10, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard describes three levels of inputs that may be used to measure fair value which are (1) quoted market prices for identical assets or liabilities in active markets, (2) observable market-based inputs or unobservable inputs that are corroborated by market data, and (3) unobservable inputs that are not corroborated by market data. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.

The guidance in ASC Subtopic 820-10 also addresses measuring fair value in situations where markets are inactive and transactions are not orderly. Transactions or quoted prices for assets and liabilities may not be determinative of fair value when transactions are not orderly, and thus, may require adjustments to estimate fair value. Price quotes based on transactions that are not orderly should be given little, if any, weight in measuring fair value. Price quotes based on transactions that are orderly shall be considered in determining fair value, and the weight given is based on facts and circumstances. If sufficient information is not available to determine if price quotes are based on orderly transactions, less weight should be given to the price quote relative to other transactions that are known to be orderly.

Covered Assets Policy

Covered assets

Assets subject to loss sharing agreements with the FDIC, including certain loans and other real estate properties, are labeled “covered” on the consolidated statements of financial condition and throughout the notes to the consolidated financial statements. Loans acquired in the Westernbank FDIC-assisted transaction, except for credit cards, are considered “covered loans” because the Corporation will be reimbursed for 80% of any future losses on these loans subject to the terms of the FDIC loss sharing agreements.

Marketable Securities, Policy [Policy Text Block]

Investment securities

Investment securities are classified in four categories and accounted for as follows:

The amortization of premiums is deducted and the accretion of discounts is added to net interest income based on the interest method over the outstanding period of the related securities. The cost of securities sold is determined by specific identification. Net realized gains or losses on sales of investment securities and unrealized loss valuation adjustments considered other-than-temporary, if any, on securities available-for-sale, held-to-maturity and other investment securities are determined using the specific identification method and are reported separately in the consolidated statements of operations. Purchases and sales of securities are recognized on a trade date basis.

Marketable Securities, Held-to-maturity Securities, Policy [Policy Text Block]

  Debt securities that the Corporation has the intent and ability to hold to maturity are classified as securities held-to-maturity and reported at amortized cost. The Corporation may not sell or transfer held-to-maturity securities without calling into question its intent to hold other debt securities to maturity, unless a nonrecurring or unusual event that could not have been reasonably anticipated has occurred. An investment in debt securities is considered impaired if the fair value of the investment is less than its amortized cost. For other-than-temporary impairments the Corporation assess if it has both the intent and the ability to hold the security for a period of time sufficient to allow for an anticipated recovery in its fair value to its amortized cost. For other-than-temporary impairment not related to a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) for a held-to-maturity security is recognized in other comprehensive loss and amortized over the remaining life of the debt security. The amortized cost basis for a debt security is adjusted by the credit loss amount of other-than-temporary impairments.

Marketable Securities, Trading Securities, Policy [Policy Text Block]	Debt and equity securities classified as trading securities are reported at fair value, with unrealized gains and losses included in non-interest income.
Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]

  Debt and equity securities (equity securities with readily available fair value) not classified as either securities held-to-maturity or trading securities, and which have a readily available fair value, are classified as securities available-for-sale and reported at fair value, with unrealized gains and losses excluded from earnings and reported, net of taxes, in accumulated other comprehensive income or loss. The specific identification method is used to determine realized gains and losses on securities available-for-sale, which are included in net gains or losses on sale and valuation adjustment of investment securities in the consolidated statements of operations. Declines in the value of debt and equity securities that are considered other-than-temporary reduce the value of the asset, and the estimated loss is recorded in non-interest income. For debt securities, the Corporation assesses whether (a) it has the intent to sell the debt security, or (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment on the security is recognized. In instances in which a determination is made that a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) exists but the entity does not intend to sell the debt security and it is not more likely than not that the entity will be required to sell the debt security before the anticipated recovery of its remaining amortized cost basis (i.e., the amortized cost basis less any current-period credit loss), the impairment is separated into (a) the amount of the total impairment related to the credit loss, and (b) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in the statement of operations. The amount of the total impairment related to all other factors is recognized in other comprehensive loss. The other-than-temporary impairment analyses for both debt and equity securities are performed on a quarterly basis.

  Debt and equity securities (equity securities with readily available fair value) not classified as either securities held-to-maturity or trading securities, and which have a readily available fair value, are classified as securities available-for-sale and reported at fair value, with unrealized gains and losses excluded from earnings and reported, net of taxes, in accumulated other comprehensive income or loss. The specific identification method is used to determine realized gains and losses on securities available-for-sale, which are included in net gains or losses on sale and valuation adjustment of investment securities in the consolidated statements of operations. Declines in the value of debt and equity securities that are considered other-than-temporary reduce the value of the asset, and the estimated loss is recorded in non-interest income. For debt securities, the Corporation assesses whether (a) it has the intent to sell the debt security, or (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment on the security is recognized. In instances in which a determination is made that a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) exists but the entity does not intend to sell the debt security and it is not more likely than not that the entity will be required to sell the debt security before the anticipated recovery of its remaining amortized cost basis (i.e., the amortized cost basis less any current-period credit loss), the impairment is separated into (a) the amount of the total impairment related to the credit loss, and (b) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in the statement of operations. The amount of the total impairment related to all other factors is recognized in other comprehensive loss. The other-than-temporary impairment analyses for both debt and equity securities are performed on a quarterly basis.

Cost Method Investments, Policy [Policy Text Block]

  Investments in equity or other securities that do not have readily available fair values are classified as other investment securities in the consolidated statements of financial condition, and are subject to impairment testing if applicable. These securities are stated at the lower of cost or realizable value. The source of this value varies according to the nature of the investment, and is primarily obtained by the Corporation from valuation analyses prepared by third-parties or from information derived from financial statements available for the corresponding venture capital and mutual funds. Stock that is owned by the Corporation to comply with regulatory requirements, such as Federal Reserve Bank and Federal Home Loan Bank (“FHLB”) stock, is included in this category, and their realizable value equals their cost.

Derivatives, Policy [Policy Text Block]

Derivative financial instruments

All derivatives are recognized on the statements of financial condition at fair value. The Corporation's policy is not to offset the fair value amounts recognized for multiple derivative instruments executed with the same counterparty under a master netting arrangement nor to offset the fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) arising from the same master netting arrangement as the derivative instruments.

For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies similar techniques for which the determination of fair may require significant management judgment or estimation.

The fair value of derivative instruments considers the risk of non-performance by the counterparty or the Corporation, as applicable.

The Corporation obtains or pledges collateral in connection with its derivative activities when applicable under the agreement.

Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]

When the Corporation enters into a derivative contract, the derivative instrument is designated as either a fair value hedge, cash flow hedge or as a free-standing derivative instrument. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to the hedged risk are recorded in current period earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded net of taxes in accumulated other comprehensive income and subsequently reclassified to net income (loss) in the same period(s) that the hedged transaction impacts earnings. The ineffective portion of cash flow hedges is immediately recognized in current earnings. For free-standing derivative instruments, changes in fair values are reported in current period earnings.

Prior to entering a hedge transaction, the Corporation formally documents the relationship between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivative instruments that are designated as fair value or cash flow hedges to specific assets and liabilities on the statements of financial condition or to specific forecasted transactions or firm commitments along with a formal assessment, at both inception of the hedge and on an ongoing basis, as to the effectiveness of the derivative instrument in offsetting changes in fair values or cash flows of the hedged item. Hedge accounting is discontinued when the derivative instrument is not highly effective as a hedge, a derivative expires, is sold, terminated, when it is unlikely that a forecasted transaction will occur or when it is determined that is no longer appropriate. When hedge accounting is discontinued the derivative continues to be carried at fair value with changes in fair value included in earnings.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]

Loans

Loans are classified as loans held-in-portfolio when management has the intent and ability to hold the loan for the foreseeable future, or until maturity or payoff. The foreseeable future is a management judgment which is determined based upon the type of loan, business strategies, current market conditions, balance sheet management and liquidity needs. Management's view of the foreseeable future may change based on changes in these conditions. When a decision is made to sell or securitize a loan that was not originated or initially acquired with the intent to sell or securitize, the loan is reclassified from held-in-portfolio into held-for-sale. Due to changing market conditions or other strategic initiatives, management's intent with respect to the disposition of the loan may change, and accordingly, loans previously classified as held-for-sale may be reclassified into held-in-portfolio. Loans transferred between loans held-for-sale and held-in-portfolio classifications are recorded at the lower of cost or fair value at the date of transfer.

Purchased loans are accounted at fair value upon acquisition.

Loans held-for-sale are stated at the lower of cost or fair value, cost being determined based on the outstanding loan balance less unearned income, and fair value determined, generally in the aggregate. Fair value is measured based on current market prices for similar loans, outstanding investor commitments, prices of recent sales or discounted cash flow analyses which utilize inputs and assumptions which are believed to be consistent with market participants' views. The cost basis also includes consideration of deferred origination fees and costs, which are recognized in earnings at the time of sale. Upon reclassification to held-for-sale, credit related fair value adjustments are recorded as a reduction in the allowance for loan losses (“ALLL”). To the extent that the loan's reduction in value has not already been provided for in the allowance for loan losses, an additional loan loss provision is recorded. Subsequent to reclassification to held-for-sale, the amount, by which cost exceeds fair value, if any, is accounted for as a valuation allowance with changes therein included in the determination of net income (loss) for the period in which the change occurs.

Loans held-in-portfolio are reported at their outstanding principal balances net of any unearned income, charge-offs, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Fees collected and costs incurred in the origination of new loans are deferred and amortized using the interest method or a method which approximates the interest method over the term of the loan as an adjustment to interest yield.

The past due status of a loan is determined in accordance with its contractual repayment terms. Furthermore, loans are reported as past due when either interest or principal remains unpaid for 30 days or more in accordance with its contractual repayment terms.

Non-accrual loans are those loans on which the accrual of interest is discontinued. When a loan is placed on non-accrual status, all previously accrued and unpaid interest is charged against income and the loan is accounted for either on a cash-basis method or on the cost-recovery method. Loans designated as non-accruing are returned to accrual status when the Corporation expects repayment of the remaining contractual principal and interest.

Recognition of interest income on commercial and construction loans is discontinued when the loans are 90 days or more in arrears on payments of principal or interest or when other factors indicate that the collection of principal and interest is doubtful. The impaired portion of secured loan past due as to principal and interest is charged-off not later than 365 days past due. However, in the case of a collateral dependent loan individually evaluated for impairment, the excess of the recorded investment over the fair value of the collateral (portion deemed uncollectible) is generally promptly charged-off, but in any event, not later than the quarter following the quarter in which such excess was first recognized. Commercial unsecured loans are charged-off no later than 180 days past due. Recognition of interest income on mortgage loans is generally discontinued when loans are 90 days or more in arrears on payments of principal or interest. The impaired portion of a mortgage loan is charged-off when the loan is 180 days past due. The Corporation discontinues the recognition of interest on residential mortgage loans insured by the Federal Housing Administration (“FHA”) or guaranteed by the U.S. Department of Veterans Affairs (“VA”) when 18-months delinquent as to principal or interest. The principal repayment on these loans is insured. Recognition of interest income on closed-end consumer loans and home equity lines of credit is discontinued when the loans are 90 days or more in arrears on payments of principal or interest. Income is generally recognized on open-end consumer loans, except for home equity lines of credit, until the loans are charged-off. Recognition of interest income for lease financing is ceased when loans are 90 days or more in arrears. Closed-end consumer loans and leases are charged-off when they are 120 days in arrears. Open-end (revolving credit) consumer loans are charged-off when 180 days in arrears. Commercial and consumer overdrafts are generally charged-off no later than 60 days past their due date.

Purchased impaired loans accounted for under ASC Subtopic 310-30 are not considered non-performing and continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected. Also, loans charged-off against the non-accretable difference established in purchase accounting are not reported as charge-offs. Charge-offs on loans accounted under ASC Subtopic 310-30 are recorded only to the extent that losses exceed the non-accretable difference established with purchase accounting.

A loan classified as a troubled debt restructuring (“TDR”) is typically in non-accrual status at the time of the modification. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Loans and Leases Receivable, Lease Financing, Policy [Policy Text Block]

Lease financing

The Corporation leases passenger and commercial vehicles and equipment to individual and corporate customers. The finance method of accounting is used to recognize revenue on lease contracts that meet the criteria specified in the guidance for leases in ASC Topic 840. Aggregate rentals due over the term of the leases less unearned income are included in finance lease contracts receivable. Unearned income is amortized using a method which results in approximate level rates of return on the principal amounts outstanding. Finance lease origination fees and costs are deferred and amortized over the average life of the lease as an adjustment to the interest yield.

Revenue for other leases is recognized as it becomes due under the terms of the agreement.

Loans Acquired In F D I C Assisted Transaction Policy

Loans acquired in an FDIC-assisted transaction

Loans acquired in a business acquisition are recorded at fair value at the acquisition date. Credit discounts are included in the determination of fair value; therefore, an allowance for loan losses is not recorded at the acquisition date.

The Corporation applied the guidance of ASC Subtopic 310-30 to all loans acquired in Westernbank FDIC-assisted transaction (including loans that do not meet scope of ASC Subtopic 310-30), except for credit cards and revolving lines of credit that were expressly scoped out from the application of this guidance since they continued to have revolving privileges after acquisition. Management used its judgment in evaluating factors impacting expected cash flows and probable loss assumptions, including the quality of the loan portfolio, portfolio concentrations, distressed economic conditions, quality of underwriting standards of the acquired institution, reductions in collateral real estate values, among other considerations that could also impact the expected cash inflows on the loans.

Loans accounted for under ASC Subtopic 310-30 represent loans showing evidence of credit deterioration and that it is probable, at the date of acquisition, that the Corporation would not collect all contractually required principal and interest payments. Generally, acquired loans that meet the definition for nonaccrual status fall within the Corporation's definition of impaired loans under ASC Subtopic 310-30. Also, based on the fair value determined for the acquired portfolio, acquired loans that did not meet the definition of nonaccrual status also resulted in the recognition of a significant discount attributable to credit quality. Accordingly, an election was made by the Corporation to apply the accretable yield method (expected cash flow model of ASC Subtopic 310-30), as a loan with credit deterioration and impairment, instead of the standard loan discount accretion guidance of ASC Subtopic 310-20, for the loans acquired in the Westernbank FDIC-assisted transaction. These loans are disclosed as a loan that was acquired with credit deterioration and impairment.

Under ASC Subtopic 310-30, the covered loans acquired from the FDIC were aggregated into pools based on loans that had common risk characteristics. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. Characteristics considered in pooling loans in the FDIC-assisted transaction included loan type, interest rate type, accruing status, amortization type, rate index and source type. Once the pools are defined, the Corporation maintains the integrity of the pool of multiple loans accounted for as a single asset.

Under ASC Subtopic 310-30, the difference between the undiscounted cash flows expected at acquisition and the fair value in the loans, or the “accretable yield,” is recognized as interest income using the effective yield method over the estimated life of the loan if the timing and amount of the future cash flows of the pool is reasonably estimable. The non-accretable difference represents the difference between contractually required principal and interest and the cash flows expected to be collected. Subsequent to the acquisition date, increases in cash flows over those expected at the acquisition date are recognized as interest income prospectively. Decreases in expected cash flows after the acquisition date are recognized by recording an allowance for loan losses.

The fair value discount of lines of credit with revolving privileges that are accounted for pursuant to the guidance of ASC Subtopic 310-20 represents the difference between the contractually required loan payment receivable in excess of the initial investment in the loan. This discount is accreted into interest income over the life of the loan if the loan is in accruing status. Any cash flows collected in excess of the carrying amount of the loan are recognized in earnings at the time of collection. The carrying amount of lines of credit with revolving privileges, which are accounted pursuant to the guidance of ASC Subtopic 310-20, are subject to periodic review to determine the need for recognizing an allowance for loan losses.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

Allowance for loan losses

The Corporation follows a systematic methodology to establish and evaluate the adequacy of the allowance for loan losses to provide for inherent losses in the loan portfolio. This methodology includes the consideration of factors such as current economic conditions, portfolio risk characteristics, prior loss experience and results of periodic credit reviews of individual loans. The provision for loan losses charged to current operations is based on such methodology. Loan losses are charged and recoveries are credited to the allowance for loan losses.

The Corporation's assessment of the allowance for loan losses is determined in accordance with accounting guidance, specifically guidance of loss contingencies in ASC Subtopic 450-20 and loan impairment guidance in ASC Section 310-10-35. Also, the Corporation determines the allowance for loan losses on purchased impaired loans and purchased loans accounted for under ASC 310-30 by analogy, by evaluating decreases in expected cash flows after the acquisition date.

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The Corporation's general component of the allowance for loan losses considers portfolio segments and product types. The determination for general reserves of the allowance for loan losses is based on historical net loss rates (including losses from impaired loans) by loan type and by legal entity adjusted for recent net charge-off trends and environmental factors. The base net loss rates are based on the moving average of annualized net charge-offs computed over a three-year historical loss period for commercial and construction loan portfolios, and an 18-month period for consumer loan portfolios. The net charge-off trend factors are applied to adjust the base loss rates based on recent loss trends (last six months). The environmental factors, which include credit and macroeconomic indicators, are assessed to account for current market conditions that are likely to cause estimated credit losses to differ from historical loss experience. The Corporation reflects the effect of these environmental factors on a loan group as an adjustment that, as appropriate, increases or decreases the historical loss rate applied to each group. Correlation and regression analyses are used to select and weight these indicators.

According to the accounting guidance criteria for specific impairment of a loan, the Corporation defines as impaired loans those commercial and construction borrowers with outstanding debt of $1 million or more and with interest and /or principal 90 days or more past due. Also, specific commercial borrowers with outstanding debt of $1 million or over are deemed impaired when, based on current information and events, management considers that it is probable that the debtor would be unable to pay all amounts due according to the contractual terms of the loan agreement. Commercial and construction loans that originally met the Corporation's threshold for impairment identification in a prior period, but due to charge-offs or payments are currently below the $1 million threshold and are still 90 days past due, except for TDRs, are accounted for under the Corporation's general reserve determined under ASC Subtopic 450-20. Although the accounting codification guidance for specific impairment of a loan excludes large groups of smaller balance homogeneous loans that are collectively evaluated for impairment (e.g. mortgage and consumer loans), it specifically requires that loan modifications considered troubled debt restructurings (“TDRs”) be analyzed under its provisions. An allowance for loan impairment is recognized to the extent that the carrying value of an impaired loan exceeds the present value of the expected future cash flows discounted at the loan's effective rate, the observable market price of the loan, if available, or the fair value of the collateral if the loan is collateral dependent. The fair value of the collateral is generally obtained from appraisals. The Corporation periodically requires updated appraisal reports for loans that are considered impaired. As a general procedure, the Corporation internally reviews appraisals as part of the underwriting and approval process and also for credits considered impaired.

Upon adoption of the amendments in ASU 2011-02 on the third quarter of 2011, the Corporation reassessed all restructurings that occurred on or after January 1, 2011 to determine if they are considered a TDR. Upon identifying those receivables as TDRs, the Corporation classified them as impaired under the guidance in ASC section 310-10-35. The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC Section 310-10-35 for those receivables newly identified as impaired. Refer to Note 11 to the consolidated financial statements for disclosures on the impact of adopting ASU 2011-02.

Loans and Leases Receivable, Troubled Debt Restructuring Policy [Policy Text Block]

Troubled debt restructurings

A restructuring constitutes a TDR when the Corporation separately concludes that both of the following conditions exist: 1) the restructuring constitute a concession and 2) the debtor is experiencing financial difficulties. The concessions stem from an agreement between the creditor and the debtor or are imposed by law or a court. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. A concession has been granted when, as a result of the restructuring, the Corporation does not expect to collect all amounts due, including interest accrued at the original contract rate. If the payment of principal is dependent on the value of collateral, the current value of the collateral is taken into consideration in determining the amount of principal to be collected; therefore, all factors that changed are considered to determine if a concession was granted, including the change in the fair value of the underlying collateral that may be used to repay the loan. Classification of loan modifications as TDRs involves a degree of judgment. Indicators that the debtor is experiencing financial difficulties which are considered include: (i) the borrower is currently in default on any of its debt or it is probable that the borrower would be in payment default on any of its debt in the foreseeable future without the modification; (ii) the borrower has declared or is in the process of declaring bankruptcy; (iii) there is significant doubt as to whether the borrower will continue to be a going concern; (iv) the borrower has securities that have been delisted, are in the process of being delisted, or are under threat of being delisted from an exchange; (v) based on estimates and projections that only encompass the borrower's current business capabilities, it is forecasted that the entity-specific cash flows will be insufficient to service the debt (both interest and principal) in accordance with the contractual terms of the existing agreement through maturity; and (vi) absent the current modification, the borrower cannot obtain funds from sources other than the existing creditors at an effective interest rate equal to the current market interest rate for similar debt for a non-troubled debtor. The identification of TDRs is critical in the determination of the adequacy of the allowance for loan losses. Loans classified as TDRs may be excluded from TDR status for certain disclosures only if performance under the restructured terms exists for a reasonable period (at least twelve months of sustained performance) and the loan yields a market rate.

A loan may be restructured in a troubled debt restructuring into two (or more) loan agreements, for example, Note A and Note B. Note A represents the portion of the original loan principal amount that is expected to be fully collected along with contractual interest. Note B represents the portion of the original loan that may be considered uncollectible and charged-off, but the obligation is not forgiven to the borrower. Note A may be returned to accrual status provided all of the conditions for a TDR to be returned to accrual status are met. The modified loans are considered TDRs and thus, are evaluated under the framework of ASC Section 310-10-35 as long as the loans are not part of a pool of loans accounted for under ASC 310-30.

Refer to Note 11 to the consolidated financial statements for additional qualitative information on TDRs and the Corporation's determination of the allowance for loan losses.

Reserve For Unfunded Commitments Policy

Reserve for unfunded commitments

The reserve for unfunded commitments is maintained at a level believed by management to be sufficient to absorb estimated probable losses related to unfunded credit facilities and is included in other liabilities in the consolidated statements of financial condition. The determination of the adequacy of the reserve is based upon an evaluation of the unfunded credit facilities. Net adjustments to the reserve for unfunded commitments are included in other operating expenses in the consolidated statements of operations.

F D I C Loss Share Indemnification Asset And True Up Payment Policy

FDIC loss share indemnification asset and true-up payment obligation (contingent consideration)

The acquisition date fair value of the reimbursement that the Corporation expects to receive from the FDIC under the loss sharing agreements is presented as an FDIC loss share indemnification asset on the consolidated statements of financial condition. Fair value was estimated using projected cash flows related to the loss sharing agreements. Refer to Note 4 for additional information on the valuation methodology.

The FDIC loss share indemnification asset for loss share agreements is measured separately from the related covered assets as it is not contractually embedded in the assets and is not transferable with the assets should the assets be sold.

The FDIC loss share indemnification asset is recognized on the same basis as the assets subject to loss share protection. As such, for covered loans accounted pursuant to ASC Subtopic 310-30, decreases in expected reimbursements from the FDIC due to improvements in expected cash flows to be received from borrowers, are recognized in non-interest income prospectively over the life of the FDIC loss sharing agreements. For covered loans accounted for under ASC Subtopic 310-20, as the loan discount recorded as of the acquisition date was accreted into income, a reduction of the related indemnification asset was recorded as a reduction in non-interest income. Increases in expected reimbursements from the FDIC are recognized in non-interest income in the same period that the allowance for credit losses for the related loans is recognized.

The accretion due to discounting of the loss share asset and changes in expected loss sharing reimbursements is included in non-interest income, particularly in the category of FDIC loss share income (expense).

The true-up payment obligation associated with the loss share agreements, which is described in detail in Note 4 to the consolidated financial statements, is accounted for at fair value in accordance with ASC 805-30-25-6 as it is considered contingent consideration. The true-up payment obligation is included as part of other liabilities in the consolidated statements of financial condition. Any changes in the carrying value of the obligation is included in the category of FDIC loss share income (expense) in the consolidated statements of operations.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]

Transfers and servicing of financial assets

The transfer of an entire financial asset, a group of entire financial assets, or a participating interest in an entire financial asset in which the Corporation surrenders control over the assets is accounted for as a sale if all of the following conditions set forth in ASC Topic 860 are met: (1) the assets must be isolated from creditors of the transferor, (2) the transferee must obtain the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the transferor cannot maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. When the Corporation transfers financial assets and the transfer fails any one of these criteria, the Corporation is prevented from derecognizing the transferred financial assets and the transaction is accounted for as a secured borrowing. For federal and Puerto Rico income tax purposes, the Corporation treats the transfers of loans which do not qualify as “true sales” under the applicable accounting guidance, as sales, recognizing a deferred tax asset or liability on the transaction.

For transfers of financial assets that satisfy the conditions to be accounted for as sales, the Corporation derecognizes all assets sold; recognizes all assets obtained and liabilities incurred in consideration as proceeds of the sale, including servicing assets and servicing liabilities, if applicable; initially measures at fair value assets obtained and liabilities incurred in a sale; and recognizes in earnings any gain or loss on the sale.

The guidance on transfer of financial assets requires a true sale analysis of the treatment of the transfer under state law as if the Corporation was a debtor under the bankruptcy code. A true sale legal analysis includes several legally relevant factors, such as the nature and level of recourse to the transferor, and the nature of retained interests in the loans sold. The analytical conclusion as to a true sale is never absolute and unconditional, but contains qualifications based on the inherent equitable powers of a bankruptcy court, as well as the unsettled state of the common law. Once the legal isolation test has been met, other factors concerning the nature and extent of the transferor's control over the transferred assets are taken into account in order to determine whether derecognition of assets is warranted.

The Corporation sells mortgage loans to the Government National Mortgage Association (“GNMA”) in the normal course of business and retains the servicing rights. The GNMA programs under which the loans are sold allow the Corporation to repurchase individual delinquent loans that meet certain criteria. At the Corporation's option, and without GNMA's prior authorization, the Corporation may repurchase the delinquent loan for an amount equal to 100% of the remaining principal balance of the loan. Once the Corporation has the unconditional ability to repurchase the delinquent loan, the Corporation is deemed to have regained effective control over the loan and recognizes the loan on its balance sheet as well as an offsetting liability, regardless of the Corporation's intent to repurchase the loan.

Transfers and Servicing of Financial Assets, Servicing of Financial Assets, Policy [Policy Text Block]

Servicing assets

The Corporation periodically sells or securitizes loans while retaining the obligation to perform the servicing of such loans. In addition, the Corporation may purchase or assume the right to service loans originated by others. Whenever the Corporation undertakes an obligation to service a loan, management assesses whether a servicing asset or liability should be recognized. A servicing asset is recognized whenever the compensation for servicing is expected to more than adequately compensate the servicer for performing the servicing. Likewise, a servicing liability would be recognized in the event that servicing fees to be received are not expected to adequately compensate the Corporation for its expected cost. Mortgage servicing assets recorded at fair value are separately presented on the consolidated statements of financial condition.

All separately recognized servicing assets are initially recognized at fair value. For subsequent measurement of servicing rights, the Corporation has elected the fair value method for mortgage loans servicing rights (“MSRs”) while all other servicing assets, particularly those related to Small Business Administration (“SBA”) commercial loans, follow the amortization method. Under the fair value measurement method, MSRs are recorded at fair value each reporting period, and changes in fair value are reported in other service fees in the consolidated statement of operations. Under the amortization method, servicing assets are amortized in proportion to, and over the period of, estimated servicing income, and assessed for impairment based on fair value at each reporting period. Contractual servicing fees including ancillary income and late fees, as well as fair value adjustments, and impairment losses, if any, are reported in other service fees in the consolidated statement of operations. Loan servicing fees, which are based on a percentage of the principal balances of the loans serviced, are credited to income as loan payments are collected.

The fair value of servicing rights is estimated by using a cash flow valuation model which calculates the present value of estimated future net servicing cash flows, taking into consideration actual and expected loan prepayment rates, discount rates, servicing costs, and other economic factors, which are determined based on current market conditions.

For purposes of evaluating and measuring impairment of capitalized servicing assets that are accounted under the amortization method, the amount of impairment recognized, if any, is the amount by which the capitalized servicing assets per stratum exceed their estimated fair value. Temporary impairment is recognized through a valuation allowance with changes included in results of operations for the period in which the change occurs. If it is later determined that all or a portion of the temporary impairment no longer exists for a particular stratum, the valuation allowance is reduced through a recovery in earnings. Any fair value in excess of the cost basis of the servicing asset for a given stratum is not recognized. Servicing rights subsequently accounted under the amortization method are also reviewed for other-than-temporary impairment. When the recoverability of an impaired servicing asset accounted under the amortization method is determined to be remote, the unrecoverable portion of the valuation allowance is applied as a direct write-down to the carrying value of the servicing rights, precluding subsequent recoveries.

Property, Plant and Equipment, Policy [Policy Text Block]

Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful life of each type of asset. Amortization of leasehold improvements is computed over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Costs of maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred. Costs of renewals and betterments are capitalized. When assets are disposed of, their cost and related accumulated depreciation are removed from the accounts and any gain or loss is reflected in earnings as realized or incurred, respectively.

The Corporation capitalizes interest cost incurred in the construction of significant real estate projects, which consist primarily of facilities for its own use or intended for lease. The amount of interest cost capitalized is to be an allocation of the interest cost incurred during the period required to substantially complete the asset. The interest rate for capitalization purposes is to be based on a weighted average rate on the Corporation's outstanding borrowings, unless there is a specific new borrowing associated with the asset. Interest cost capitalized for the years ended December 31, 2011, 2010 and 2009 was not significant.

The Corporation has operating lease arrangements primarily associated with the rental of premises to support its branch network or for general office space. Certain of these arrangements are non-cancellable and provide for rent escalations and renewal options. Rent expense on non-cancellable operating leases with scheduled rent increases are recognized on a straight-line basis over the lease term.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets

The Corporation evaluates for impairment its long-lived assets to be held and used, and long-lived assets to be disposed of, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Costs Associated with Exit or Disposal Activities or Restructurings, Policy [Policy Text Block]

Restructuring costs

A liability for a cost associated with an exit or disposal activity is recognized and measured initially at its fair value in the period in which the liability is incurred. If future service is required for employees to receive the one-time termination benefit, the liability is initially measured at its fair value as of the termination date and recognized over the future service period.

Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy [Policy Text Block]

Other real estate

Other real estate, received in satisfaction of debt, is recorded at the lower of cost (carrying value of the loan) or fair value less estimated costs of disposal, by charging the allowance for loan losses. Subsequent to foreclosure, any losses in the carrying value arising from periodic re-evaluations of the properties, and any gains or losses on the sale of these properties are credited or charged to expense in the period incurred and are included as a component of other operating expenses. The cost of maintaining and operating such properties is expensed as incurred.

Updated appraisals or third-party broker price opinions of value (“BPO”) are obtained to adjust the value of the other real estate assets. The frequency depends on the loan type and total credit exposure. Commencing in 2011, the appraisal for a commercial or construction other real estate property with a book value greater than $1 million is updated annually and if lower than $1 million it is updated every two years. In periods prior to the change in the appraisal policy, it was the Corporation's practice to require updated appraisals for commercial and construction other real estate properties over $3 million at least annually. Cases between $1 million to $3 million needed to be reappraised at least every 2 years. For residential mortgage properties, the Corporation requests third-party BPOs or appraisals. Updated BPOs or appraisals for residential real estate are generally requested annually. Appraisals may be adjusted due to age, collateral inspections and property profiles or due to general market conditions. The adjustments applied are based upon internal information like other appraisals for the type of properties and loss severity information that can provide historical trends in the real estate market.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and other intangible assets

Goodwill is recognized when the purchase price is higher than the fair value of net assets acquired in business combinations under the purchase method of accounting. Goodwill is not amortized, but is tested for impairment at least annually or more frequently if events or circumstances indicate possible impairment using a two-step process at each reporting unit level. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, the goodwill of the reporting unit is not considered impaired and the second step of the impairment test is unnecessary. If needed, the second step consists of comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. In determining the fair value of a reporting unit, the Corporation generally uses a combination of methods, which include market price multiples of comparable companies and the discounted cash flow analysis. Goodwill impairment losses are recorded as part of operating expenses in the consolidated statement of operations.

Other intangible assets deemed to have an indefinite life are not amortized, but are tested for impairment using a one-step process which compares the fair value with the carrying amount of the asset. In determining that an intangible asset has an indefinite life, the Corporation considers expected cash inflows and legal, regulatory, contractual, competitive, economic and other factors, which could limit the intangible asset's useful life.

Other identifiable intangible assets with a finite useful life, mainly core deposits, are amortized using various methods over the periods benefited, which range from 4 to 10 years. These intangibles are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairments on intangible assets with a finite useful life are evaluated under the guidance for impairment or disposal of long-lived assets.

Life Settlement Contracts, Policy [Policy Text Block]

Bank-owned life insurance

Bank-owned life insurance represents life insurance on the lives of certain employees who have provided positive consent allowing the Corporation to be the beneficiary of the policy. Bank-owned life insurance policies are carried at their cash surrender value. The Corporation recognizes income from the periodic increases in the cash surrender value of the policy, as well as insurance proceeds received, which are recorded as other operating income, and are not subject to income taxes.

The cash surrender value and any additional amounts provided by the contractual terms of the bank-owned insurance policy that are realizable at the balance sheet date are considered in determining the amount that could be realized, and any amounts that are not immediately payable to the policyholder in cash are discounted to their present value. In determining “the amount that could be realized,” it is assumed that policies will be surrendered on an individual-by-individual basis.

Repurchase and Resale Agreements Policy [Policy Text Block]

Assets sold / purchased under agreements to repurchase / resell

Repurchase and resell agreements are treated as collateralized financing transactions and are carried at the amounts at which the assets will be subsequently reacquired or resold as specified in the respective agreements.

It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly those securities are not reflected in the Corporation's consolidated statements of financial condition. The Corporation monitors the fair value of the underlying securities as compared to the related receivable, including accrued interest.

It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statements of financial condition.

The Corporation may require counterparties to deposit additional collateral or return collateral pledged, when appropriate.

Internal Use Software, Policy [Policy Text Block]

Software

Capitalized software is stated at cost, less accumulated amortization. Capitalized software includes purchased software and capitalizable application development costs associated with internally-developed software. Amortization, computed on a straight-line method, is charged to operations over the estimated useful life of the software. Capitalized software is included in “Other assets” in the consolidated statement of financial condition.

Guarantees, Indemnifications and Warranties Policies [Policy Text Block]

Guarantees, including indirect guarantees of indebtedness of others

The Corporation, as a guarantor, recognizes at the inception of a guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. Refer to Note 26 to the consolidated financial statements for further disclosures on guarantees.

Redemption Of Cumulative Preferred Stock And Redemption Of Trust Preferred Securities Policy

Accounting considerations related to the redemption of cumulative preferred stock and redemption of the trust preferred securities

The Corporation applied the guidance in ASC Subsection 260-10-S99 (formerly EITF Topic D-42 “The effect on the calculation of Earnings per Share for the Redemption or Induced Conversion of Preferred Stock”) for the redemption of the Corporation's cumulative preferred stock, which indicates that the difference between (1) the fair value of the consideration transferred to the holders of the preferred stock and (2) the carrying amount of the preferred stock in the registrant's balance sheet (net of issuance costs) be subtracted from (or added to) net income to arrive at income available to common stockholders in the calculation of net income (loss) per common share.

The Corporation treated the redemption of the trust preferred securities as an extinguishment of debt pursuant to the guidance in ASC Subsection 470-50-40 which indicates that the difference between the reacquisition price and the net carrying amount of the extinguished debt be recognized as gain or loss on extinguishment in the results of operations.

Issuance And Conversion Of Depositary Shares Contingently Convertible Perpetual Noncumulative Preferred Stock Policy

Accounting considerations related to the issuance and conversion of depositary shares contingently convertible perpetual non-cumulative preferred stock

The contingently convertible perpetual cumulative shares of preferred stock contained a beneficial conversion feature that must be settled in shares of Corporation's common stock. According to ASC 470-20-25-5, an embedded beneficial conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A contingent beneficial conversion feature was measured using the commitment date stock price. The allocation of the intrinsic value to additional paid-in capital gave rise to a preferred stock discount which should be amortized as a deemed dividend on the preferred stocks through retained earnings. Once the contingency is resolved the entire preferred stock discount is amortized through retained earnings. However, since at the time the preferred stocks are recognized the contingency is already resolved, the entire intrinsic value was allocated to retained earnings and the recognition of the preferred stock discount was not necessary.

The intrinsic value was calculated at the commitment date as the difference between the conversion price and the fair value of the common stock multiplied by the number of shares into which the security was convertible as indicated in ASC 470-20-30-6.

The excess of the fair value of securities issued over the fair value of securities issuable under the original contractual conversion terms, which would be an excess consideration, represents a return to preferred stock shareholders. The excess consideration is deducted, in the computation of basic and dilutive earnings per share, from net income in arriving at net income applicable to common shareholders.

Treasury Stock Policy

Treasury stock

Treasury stock is recorded at cost and is carried as a reduction of stockholders' equity in the consolidated statements of financial condition. At the date of retirement or subsequent reissue, the treasury stock account is reduced by the cost of such stock. At retirement, the excess of the cost of the treasury stock over its par value is recorded entirely to surplus. At reissuance, the difference between the consideration received upon issuance and the specific cost is charged or credited to surplus.

Revenue Recognition, Premiums Earned, Policy [Policy Text Block]

Income Recognition – Insurance agency business

Commissions and fees are recognized when related policies are effective. Additional premiums and rate adjustments are recorded as they occur. Contingent commissions are recorded on the accrual basis when the amount to be received is notified by the insurance company. Commission income from advance business is deferred. An allowance is created for expected adjustments to commissions earned relating to policy cancellations.

Investment Banking Fees, Policy [Policy Text Block]

Income Recognition – Investment banking revenues and commissions

Investment banking revenue is recorded as follows: underwriting fees at the time the underwriting is completed and income is reasonably determinable; corporate finance advisory fees as earned, according to the terms of the specific contracts; and sales commissions on a trade-date basis. Commission income and expenses related to customers' securities transactions are recorded on a trade-date basis.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign exchange

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars using prevailing rates of exchange at the end of the period. Revenues, expenses, gains and losses are translated using weighted average rates for the period. The resulting foreign currency translation adjustment from operations for which the functional currency is other than the U.S. dollar is reported in accumulated other comprehensive income (loss), except for highly inflationary environments in which the effects are included in other operating expenses.

The Corporation holds interests in Centro Financiero BHD, S.A. (“BHD”) in the Dominican Republic. Although not significant, some of these businesses are conducted in the country's foreign currency. The Corporation sold its equity investments in Consorcio de Tarjetas Dominicanas, S.A. (“CONTADO”) and Serfinsa, which businesses were also conducted on their countries foreign currency. Additionally, during 2011, the Corporation wrote-off its investment in EVERTEC DE VENEZUELA, C.A. (formerly Red Tranred) as the Corporation determined to wind-down those operations.

The Corporation considered Venezuela's economy as highly inflationary as of January 1, 2010, and the financial statements of Red Tranred were remeasured as if the functional currency was the reporting currency as of such date. ASC Paragraph 830-10-45-11 defines a highly inflationary economy as one with a cumulative inflation rate of approximately 100 percent or more over a three-year period. Under ASC Topic 830, if a country's economy is classified as highly inflationary, the functional currency of the foreign entity operating in that country must be remeasured to the functional currency of the reporting entity. The unfavorable impact of remeasuring the financial statements of Red Tranred at December 31, 2010, was approximately $1.9 million. Total assets for Red Tranred remeasured approximated $8.9 million at December 31, 2010.

Refer to the disclosure of accumulated other comprehensive income (loss) included in the accompanying consolidated statements of comprehensive income (loss) for the outstanding balances of the foreign currency translation adjustments at December 31, 2011, 2010 and 2009.

Income Tax, Policy [Policy Text Block]

Income taxes

The Corporation recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Corporation's financial statements or tax returns. Deferred income tax assets and liabilities are determined for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. The computation is based on enacted tax laws and rates applicable to periods in which the temporary differences are expected to be recovered or settled.

The guidance for income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not (defined as a likelihood of more than 50 percent) that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically by the Corporation based on the more likely than not realization threshold criterion. In the assessment for a valuation allowance, appropriate consideration is given to all positive and negative evidence related to the realization of the deferred tax assets. This assessment considers, among other matters, all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, the future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. In making such assessments, significant weight is given to evidence that can be objectively verified.

The valuation of deferred tax assets requires judgment in assessing the likely future tax consequences of events that have been recognized in the Corporation's financial statements or tax returns and future profitability. The Corporation's accounting for deferred tax consequences represents management's best estimate of those future events.

Positions taken in the Corporation's tax returns may be subject to challenge by the taxing authorities upon examination. Uncertain tax positions are initially recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Interest on income tax uncertainties is classified within income tax expense in the statement of operations; while the penalties, if any, are accounted for as other operating expenses.

The Corporation accounts for the taxes collected from customers and remitted to governmental authorities on a net basis (excluded from revenues).

Income tax expense or benefit for the year is allocated among continuing operations, discontinued operations, and other comprehensive income, as applicable. The amount allocated to continuing operations is the tax effect of the pretax income or loss from continuing operations that occurred during the year, plus or minus income tax effects of (a) changes in circumstances that cause a change in judgment about the realization of deferred tax assets in future years, (b) changes in tax laws or rates, (c) changes in tax status, and (d) tax-deductible dividends paid to shareholders, subject to certain exceptions.

Pension and Other Postretirement Plans, Policy [Policy Text Block]

Employees' retirement and other postretirement benefit plans

Pension costs are computed on the basis of accepted actuarial methods and are charged to current operations. Net pension costs are based on various actuarial assumptions regarding future experience under the plan, which include costs for services rendered during the period, interest costs and return on plan assets, as well as deferral and amortization of certain items such as actuarial gains or losses. The funding policy is to contribute to the plan as necessary to provide for services to date and for those expected to be earned in the future. To the extent that these requirements are fully covered by assets in the plan, a contribution may not be made in a particular year.

The cost of postretirement benefits, which is determined based on actuarial assumptions and estimates of the costs of providing these benefits in the future, is accrued during the years that the employee renders the required service.

The guidance for compensation retirement benefits of ASC Topic 715 requires the recognition of the funded status of each defined pension benefit plan, retiree health care and other postretirement benefit plans on the statement of financial condition.

Employee Stock Ownership Plan (ESOP), Method of Measuring Compensation	Stock-based compensation The Corporation opted to use the fair value method of recording stock-based compensation as described in the guidance for employee share plans in ASC Subtopic 718-50.
Comprehensive Income Policy

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances, except those resulting from investments by owners and distributions to owners. The presentation of comprehensive income (loss) is included in separate consolidated statements of comprehensive income (loss).

Earnings Per Share, Policy [Policy Text Block]

Net income (loss) per common share

Basic income (loss) per common share is computed by dividing net income (loss) adjusted for preferred stock dividends, including undeclared or unpaid dividends if cumulative, and charges or credits related to the extinguishment of preferred stock or induced conversions of preferred stock, by the weighted average number of common shares outstanding during the year. Diluted income per common share take into consideration the weighted average common shares adjusted for the effect of stock options, restricted stock and warrants on common stock, using the treasury stock method.

Statement Of Cash Flows Policy	Statement of cash flows For purposes of reporting cash flows, cash includes cash on hand and amounts due from banks.

Business combination (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values of Major Classes of Identifiable Assets Acquired and Liabilities Assumed
	Book value prior to			As recorded by
	purchase accounting	Fair value	Additional	Popular, Inc. on
(In thousands)	adjustments	adjustments	consideration	April 30, 2010
Assets:
Cash and money market investments	$358,132	$-	$-	$358,132
Investment in Federal Home Loan Bank stock	58,610	-	-	58,610
Loans	8,554,744	(3,354,287)	-	5,200,457
FDIC loss share indemnification asset	-	2,425,929	-	2,425,929
Other real estate	125,947	(73,867)	-	52,080
Core deposit intangible	-	24,415	-	24,415
Receivable from FDIC (associated to the note
issued to the FDIC)	-	-	111,101	111,101
Other assets	44,926	-	-	44,926
Goodwill	-	86,841	-	86,841
Total assets	$9,142,359	$(890,969)	$111,101	$8,362,491

Liabilities:
Deposits	$2,380,170	$11,465	$-	$2,391,635
Note issued to the FDIC (including a premium
of $12,411 resulting from the fair value adjustment)	-	-	5,770,495	5,770,495
Equity appreciation instrument	-	-	52,500	52,500
True-up payment obligation	-	88,181	-	88,181
Contingent liability on unfunded loan commitments	-	45,755	-	45,755
Accrued expenses and other liabilities	13,925	-	-	13,925
Total liabilities	$2,394,095	$145,401	$5,822,995	$8,362,491

Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Securities Purchased Under Agreements To Resell Table [Text Block]
(In thousands)	2011	2010
Repledged	$274,829	$171,833
Not repledged	8,608	11,495
Total	$283,437	$183,328

Pledged assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Pledged Assets Table [Text Block]
(In thousands)	2011	2010
Investment securities available-for-sale, at fair value	$1,894,651	$1,867,249
Investment securities held-to-maturity, at amortized cost	25,000	25,770
Loans held-for-sale measured at lower of cost or fair value	5,286	2,862
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	-	4,787,002
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	10,279,579	9,695,200
Other real estate covered under loss sharing agreements with the FDIC	-	57,565
Total pledged assets	$12,204,516	$16,435,648

Investment securities (Tables)	12 Months Ended
Dec. 31, 2011
Amortized Cost, Gross Unrealized Gains and Losses, Approximate Fair Value, Weighted Average Yield and Contractual Maturities of Investment Securities Available-For-Sale
	2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$34,980	$3,688	$-	$38,668	3.35%
Total U.S. Treasury securities	34,980	3,688	-	38,668	3.35
Obligations of U.S. Government sponsored entities
Within 1 year	94,492	2,382	-	96,874	3.45
After 1 to 5 years	655,625	25,860	-	681,485	3.38
After 5 to 10 years	171,633	2,969	-	174,602	2.94
After 10 years	32,086	499	-	32,585	3.20
Total obligations of U.S. Government sponsored entities	953,836	31,710	-	985,546	3.30
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	765	9	-	774	4.97
After 1 to 5 years	14,824	283	31	15,076	4.07
After 5 to 10 years	4,595	54	-	4,649	5.33
After 10 years	37,320	909	-	38,229	5.38
Total obligations of Puerto Rico, States and political subdivisions	57,504	1,255	31	58,728	5.03
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	2,424	49	-	2,473	3.28
After 5 to 10 years	55,096	1,446	-	56,542	2.64
After 10 years	1,589,373	49,462	208	1,638,627	2.84
Total collateralized mortgage obligations - federal agencies	1,646,893	50,957	208	1,697,642	2.83
Collateralized mortgage obligations - private label
After 5 to 10 years	5,653	1	181	5,473	0.81
After 10 years	59,460	-	7,141	52,319	2.44
Total collateralized mortgage obligations - private label	65,113	1	7,322	57,792	2.30
Mortgage-backed securities
Within 1 year	57	1	-	58	3.91
After 1 to 5 years	7,564	328	-	7,892	3.86
After 5 to 10 years	111,639	8,020	1	119,658	4.66
After 10 years	1,870,736	141,274	49	2,011,961	4.25
Total mortgage-backed securities	1,989,996	149,623	50	2,139,569	4.27
Equity securities (without contractual maturity)	6,594	426	104	6,916	2.96
Other
After 5 to 10 years	17,850	700	-	18,550	10.99
After 10 years	6,311	101	-	6,412	3.61
Total other	24,161	801	-	24,962	9.06
Total investment securities available-for-sale	$4,779,077	$238,461	$7,715	$5,009,823	3.58%

	2010					2009
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average	Fair
(In thousands)	cost	gains	losses	value	yield	value
U.S. Treasury securities
After 1 to 5 years	$7,001	$122	$-	$7,123	1.50%	$-
After 5 to 10 years	28,676	2,337	-	31,013	3.81	30,452
Total U.S. Treasury securities	35,677	2,459	-	38,136	3.36	30,452
Obligations of U.S. Government sponsored entities
Within 1 year	153,738	2,043	-	155,781	3.39	356,915
After 1 to 5 years	1,000,955	53,681	661	1,053,975	3.72	1,235,469
After 5 to 10 years	1,512	36	-	1,548	6.30	28,492
After 10 years	-	-	-	-	-	27,060
Total obligations of U.S. Government sponsored entities	1,156,205	55,760	661	1,211,304	3.68	1,647,936
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	10,404	19	-	10,423	3.92	-
After 1 to 5 years	15,853	279	5	16,127	4.52	22,303
After 5 to 10 years	20,765	43	194	20,614	5.07	50,527
After 10 years	5,505	52	19	5,538	5.28	7,779
Total obligations of Puerto Rico, States and political
subdivisions	52,527	393	218	52,702	4.70	80,609
Collateralized mortgage obligations - federal agencies
Within 1 year	77	1	-	78	3.88	41
After 1 to 5 years	1,846	105	-	1,951	4.77	4,995
After 5 to 10 years	107,186	1,507	936	107,757	2.50	127,098
After 10 years	1,096,271	32,248	11	1,128,508	2.87	1,468,056
Total collateralized mortgage obligations - federal agencies	1,205,380	33,861	947	1,238,294	2.84	1,600,190
Collateralized mortgage obligations - private label
After 5 to 10 years	10,208	31	158	10,081	1.20	20,232
After 10 years	79,311	78	4,532	74,857	2.29	97,326
Total collateralized mortgage obligations - private label	89,519	109	4,690	84,938	2.17	117,558
Mortgage-backed securities
Within 1 year	2,983	101	-	3,084	3.62	27,390
After 1 to 5 years	15,738	649	3	16,384	3.98	30,940
After 5 to 10 years	170,662	10,580	3	181,239	4.71	214,261
After 10 years	2,289,210	86,870	632	2,375,448	4.26	2,937,588
Total mortgage-backed securities	2,478,593	98,200	638	2,576,155	4.29	3,210,179
Equity securities (without contractual maturity)	8,722	855	102	9,475	3.43	7,790
Other
After 5 to 10 years	17,850	262	-	18,112	10.98	-
After 10 years	7,805	-	69	7,736	3.62	-
Total other	25,655	262	69	25,848	8.74	-
Total investment securities available-for-sale	$5,052,278	$191,899	$7,325	$5,236,852	3.78%	$6,694,714

Schedule Of Available For Sale Contractual Maturities
(In thousands)	Amortized cost	Fair value
Within 1 year	$95,314	$97,706
After 1 to 5 years	715,417	745,594
After 5 to 10 years	366,466	379,474
After 10 years	3,595,286	3,780,133
Total	4,772,483	5,002,907
Equity securities	6,594	6,916
Total investment securities available-for-sale	$4,779,077	$5,009,823

Schedule Of Realized Gains Losses
	For the year ended December 31,
(In thousands)	2011	2010	2009
Gross realized gains	$8,514	$3,768	$184,705
Gross realized losses	(130)	(6)	(361)
Net realized gains on sale of investment securities available-for-sale	$8,384	$3,762	$184,344

Name of Issuers, and the Aggregate Amortized Cost and Fair Value of the Securities of Such Issuer, in which the Aggregate Amortized Cost Exceeds 10% of Stockholders' Equity
	2011		2010

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$1,049,315	$1,089,069	$757,812	$789,838
FHLB	553,940	578,617	1,003,395	1,056,549
Freddie Mac	984,270	1,010,669	637,644	654,495

Amortized Cost, Gross Unrealized Gains and Losses, Approximate Fair Value, Weighted Average Yield and Contractual Maturities of Investment Securities Held-To-Maturity
	2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$7,275	$6	$-	$7,281	2.24%
After 1 to 5 years	11,174	430	-	11,604	5.80
After 5 to 10 years	18,512	266	90	18,688	5.99
After 10 years	62,012	40	855	61,197	4.11
Total obligations of Puerto Rico, States and political
subdivisions	98,973	742	945	98,770	4.51
Collateralized mortgage obligations - private label
After 10 years	160	-	9	151	5.45
Total collateralized mortgage obligations - private label	160	-	9	151	5.45
Other
After 1 to 5 years	26,250	83	-	26,333	3.41
Total other	26,250	83	-	26,333	3.41
Total investment securities held-to-maturity	$125,383	$825	$954	$125,254	4.28%

	2010					2009
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average	Amortized
(In thousands)	cost	gains	losses	value	yield	cost
U.S. Treasury securities
Within 1 year	$25,873	$-	$1	$25,872	0.11%	$25,777
Total U.S. Treasury securities	25,873	-	1	25,872	0.11	25,777
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	2,150	6	-	2,156	5.33	7,015
After 1 to 5 years	15,529	333	-	15,862	4.10	109,415
After 5 to 10 years	17,594	115	268	17,441	5.96	17,112
After 10 years	56,702	-	1,649	55,053	4.25	48,600
Total obligations of Puerto Rico, States and political
subdivisions	91,975	454	1,917	90,512	4.58	182,142
Collateralized mortgage obligations - private label
After 10 years	176	-	10	166	5.45	220
Total collateralized mortgage obligations - private label	176	-	10	166	5.45	220
Other
Within 1 year	4,080	-	-	4,080	1.15	3,573
After 1 to 5 years	250	-	7	243	1.20	1,250
Total other	4,330	-	7	4,323	1.15	4,823
Total investment securities held-to-maturity	$122,354	$454	$1,935	$120,873	3.51%	$212,962

Schedule Of Held To Maturities Contractual Maturities
(In thousands)	Amortized cost	Fair value
Within 1 year	$7,275	$7,281
After 1 to 5 years	37,424	37,937
After 5 to 10 years	18,512	18,688
After 10 years	62,172	61,348
Total investment securities held-to-maturity	$125,383	$125,254

Available-for-sale Securities
Fair Value and Gross Unrealized Losses of Investment Securities Available-For-Sale, Aggregated by Investment Category and Length of Time Individual Securities Have Been in a Continuous Unrealized Loss Position
	At December 31, 2011

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political
subdivisions	$7,817	$28	$191	$3	$8,008	$31
Collateralized mortgage obligations - federal agencies	90,543	208	-	-	90,543	208
Collateralized mortgage obligations - private label	13,595	539	44,148	6,783	57,743	7,322
Mortgage-backed securities	5,577	14	1,466	36	7,043	50
Equity securities	5,199	95	2	9	5,201	104
Total investment securities available-for-sale in an
unrealized loss position	$122,731	$884	$45,807	$6,831	$168,538	$7,715

	At December 31, 2010

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$24,284	$661	$-	$-	$24,284	$661
Obligations of Puerto Rico, States and political
subdivisions	19,357	213	303	5	19,660	218
Collateralized mortgage obligations - federal agencies	40,212	945	2,505	2	42,717	947
Collateralized mortgage obligations - private label	21,231	292	52,302	4,398	73,533	4,690
Mortgage-backed securities	33,261	406	9,257	232	42,518	638
Equity securities	3	8	43	94	46	102
Other	7,736	69	-	-	7,736	69
Total investment securities available-for-sale in an
unrealized loss position	$146,084	$2,594	$64,410	$4,731	$210,494	$7,325

Held-to-maturity Securities
Fair Value and Gross Unrealized Losses of Investment Securities Available-For-Sale, Aggregated by Investment Category and Length of Time Individual Securities Have Been in a Continuous Unrealized Loss Position
	At December 31, 2011

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$10,323	$92	$31,062	$853	$41,385	$945
Collateralized mortgage obligations - private label	-	-	151	9	151	9
Total investment securities held-to-maturity in an unrealized
loss position	$10,323	$92	$31,213	$862	$41,536	$954

	At December 31, 2010

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

U.S. Treasury securities	$25,872	$1	$-	$-	$25,872	$1
Obligations of Puerto Rico, States and political subdivisions	51,995	1,915	773	2	52,768	1,917
Collateralized mortgage obligations - private label	-	-	166	10	166	10
Other	243	7	-	-	243	7
Total investment securities held-to-maturity in an unrealized
loss position	$78,110	$1,923	$939	$12	$79,049	$1,935

Loans (Tables)	12 Months Ended
Dec. 31, 2011
Loans by Past Due Status for Loans Held-In-Portfolio (Net of Unearned Income)
December 31, 2011
Puerto Rico
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial real estate	$56,597	$21,586	$453,879	$532,062	$3,075,090	$3,607,152
Commercial and industrial	46,013	17,233	177,967	241,213	2,622,217	2,863,430
Construction	608	21,055	53,859	75,522	85,419	160,941
Mortgage	202,072	98,565	930,191	1,230,828	3,458,655	4,689,483
Leasing	7,927	2,301	5,642	15,870	532,836	548,706
Consumer:
Credit cards	14,507	11,479	25,748	51,734	1,164,086	1,215,820
Home equity lines of credit	155	395	157	707	19,344	20,051
Personal	17,583	10,434	19,317	47,334	935,854	983,188
Auto	22,677	5,883	6,830	35,390	480,874	516,264
Other	1,740	1,442	5,612	8,794	226,310	235,104
Total	$369,879	$190,373	$1,679,202	$2,239,454	$12,600,685	$14,840,139

December 31, 2011
U.S. mainland
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial real estate	$69,079	$6,882	$182,158	$258,119	$2,824,415	$3,082,534
Commercial and industrial	24,436	7,858	59,544	91,838	889,932	981,770
Construction	3,921	-	75,140	79,061	71,626	150,687
Mortgage	30,594	13,190	37,223	81,007	747,970	828,977
Leasing	201	204	166	571	14,590	15,161
Consumer:
Credit cards	314	229	735	1,278	12,931	14,209
Home equity lines of credit	7,090	3,587	10,065	20,742	517,101	537,843
Personal	3,574	2,107	1,516	7,197	140,208	147,405
Auto	106	37	34	177	2,035	2,212
Other	29	10	27	66	1,593	1,659
Total	$139,344	$34,104	$366,608	$540,056	$5,222,401	$5,762,457

December 31, 2011
Popular, Inc.
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial real estate	$125,676	$28,468	$636,037	$790,181	$5,899,505	$6,689,686
Commercial and industrial	70,449	25,091	237,511	333,051	3,512,149	3,845,200
Construction	4,529	21,055	128,999	154,583	157,045	311,628
Mortgage	232,666	111,755	967,414	1,311,835	4,206,625	5,518,460
Leasing	8,128	2,505	5,808	16,441	547,426	563,867
Consumer:
Credit cards	14,821	11,708	26,483	53,012	1,177,017	1,230,029
Home equity lines of credit	7,245	3,982	10,222	21,449	536,445	557,894
Personal	21,157	12,541	20,833	54,531	1,076,062	1,130,593
Auto	22,783	5,920	6,864	35,567	482,909	518,476
Other	1,769	1,452	5,639	8,860	227,903	236,763
Total	$509,223	$224,477	$2,045,810	$2,779,510	$17,823,086	$20,602,596

December 31, 2010
Puerto Rico
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial real estate	$47,064	$25,547	$370,677	$443,288	$3,412,310	$3,855,598
Commercial and industrial	34,703	23,695	114,792	173,190	2,688,228	2,861,418
Construction	6,356	3,000	64,678	74,034	94,322	168,356
Mortgage	188,468	83,789	810,833	1,083,090	2,566,610	3,649,700
Leasing	10,737	2,274	5,674	18,685	554,102	572,787
Consumer:
Credit cards	16,073	12,758	33,514	62,345	1,054,081	1,116,426
Personal	21,004	11,830	22,816	55,650	965,610	1,021,260
Auto	22,076	5,301	7,528	34,905	459,745	494,650
Other	3,799	1,318	8,334	13,451	252,048	265,499
Total	$350,280	$169,512	$1,438,846	$1,958,638	$12,047,056	$14,005,694

December 31, 2010
U.S. mainland
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial real estate	$68,903	$10,322	$182,456	$261,681	$2,889,397	$3,151,078
Commercial and industrial	30,372	15,079	57,102	102,553	1,422,838	1,525,391
Construction	30,105	292	173,876	204,273	128,222	332,495
Mortgage	38,550	12,751	23,587	74,888	800,134	875,022
Leasing	1,008	224	263	1,495	28,711	30,206
Consumer:
Credit cards	343	357	-	700	15,182	15,882
Home equity lines of credit	6,116	6,873	17,562	30,551	537,802	568,353
Personal	5,559	2,689	5,369	13,617	201,190	214,807
Auto	375	98	135	608	8,499	9,107
Total	$181,331	$48,685	$460,350	$690,366	$6,031,975	$6,722,341

December 31, 2010
Popular, Inc.
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial real estate	$115,967	$35,869	$553,133	$704,969	$6,301,707	$7,006,676
Commercial and industrial	65,075	38,774	171,894	275,743	4,111,066	4,386,809
Construction	36,461	3,292	238,554	278,307	222,544	500,851
Mortgage	227,018	96,540	834,420	1,157,978	3,366,744	4,524,722
Leasing	11,745	2,498	5,937	20,180	582,813	602,993
Consumer:
Credit cards	16,416	13,115	33,514	63,045	1,069,263	1,132,308
Home equity lines of credit	6,116	6,873	17,562	30,551	537,802	568,353
Personal	26,563	14,519	28,185	69,267	1,166,800	1,236,067
Auto	22,451	5,399	7,663	35,513	468,244	503,757
Other	3,799	1,318	8,334	13,451	252,048	265,499
Total	$531,611	$218,197	$1,899,196	$2,649,004	$18,079,031	$20,728,035

Loans Held For Sale In Non Performing Status [Text Block]
(In thousands)	December 31, 2011	December 31, 2010
Commercial	$26,198	$60,528
Construction	236,045	412,204
Mortgage	59	199,025
Total	$262,302	$671,757

Net Financing Leases [Table Text Block]
(In thousands)	2011	2010
Total minimum lease payments	$520,226	$551,000
Estimated residual value of leased property	134,194	147,667
Deferred origination costs, net of fees	6,691	7,109
Less - Unearned financing income	97,244	102,783
Net minimum lease payments	563,867	602,993
Less - Allowance for loan losses	4,891	13,153
	$558,976	$589,840

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(In thousands)
2012	$154,005
2013	127,280
2014	100,748
2015	80,011
2016 and thereafter	58,182
$520,226

Accounting For Certain Loans Acquired In Transfer Disclosure Table [Text Block]
(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$290,810
Gross contractual amounts receivable (principal and interest)	$457,201
Estimate of contractual cash flows not expected to be collected	$164,427

Disclosure Of Carrying Amount Of Loans Acquired In F D I C Assisted Transaction Table [Text Block]
	December 31, 2011			December 31, 2010
	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,920,141	$215,560	$2,135,701	$2,133,600	$247,654	$2,381,254
Commercial and industrial	85,859	4,621	90,480	117,869	8,257	126,126
Construction	279,561	260,208	539,769	341,866	292,341	634,207
Mortgage	1,065,842	102,027	1,167,869	1,156,879	87,062	1,243,941
Consumer	95,048	7,604	102,652	144,165	10,235	154,400
Carrying amount	3,446,451	590,020	4,036,471	3,894,379	645,549	4,539,928
Allowance for loan losses	(62,951)	(20,526)	(83,477)	-	-	-
Carrying amount, net of allowance	$3,383,500	$569,494	$3,952,994	$3,894,379	$645,549	$4,539,928

Accretable Yield For Acquired Loans [Text Block]
	Accretable yield
	For the year ended
	December 31, 2011			December 31, 2010
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,307,927	$23,181	$1,331,108	$-	$-	$-
Additions	-	-	-	1,487,634	50,425	1,538,059
Accretion	(271,760)	(80,641)	(352,401)	(179,707)	(27,244)	(206,951)
Change in expected cash flows	392,597	98,955	491,552	-	-	-
Ending balance	$1,428,764	$41,495	$1,470,259	$1,307,927	$23,181	$1,331,108

Disclosure Of Movement In Carrying Amount Of Loans Acquired In F D I C Assisted Transaction Table [Text Block]
	Carrying amount of loans accounted for pursuant to ASC 310-30
	For the year ended
	December 31, 2011			December 31, 2010
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$3,894,379	$645,549	$4,539,928	$-	$-	$-
Additions	-	-	-	4,212,857	696,790	4,909,647
Accretion	271,760	80,641	352,401	179,707	27,244	206,951
Collections	(719,688)	(136,170)	(855,858)	(498,185)	(78,485)	(576,670)
Ending balance	$3,446,451	$590,020	$4,036,471	$3,894,379	$645,549	$4,539,928
Allowance for loan losses
ASC 310-30 covered loans	(62,951)	(20,526)	(83,477)	-	-	-
	$3,383,500	$569,494	$3,952,994	$3,894,379	$645,549	$4,539,928

Summary of Changes in the Allowance for Loan Losses
	2011			2010	2009
	Non-covered	Covered
(In thousands)	loans	loans	Total	Total	Total
Balance at beginning of period	$793,225	$-	$793,225	$1,261,204	$882,807
Provision for loan losses	430,085	145,635	575,720	1,011,880	1,405,807
Charge-offs	(671,505)	(22,206)	(693,711)	(1,249,356)	(1,095,947)
Recoveries	137,457	1,516	138,973	96,704	68,537
Net recovery (write-down) related
to loans transferred to LHFS	1,101	-	1,101	(327,207)	-
Balance at end of period	$690,363	$124,945	$815,308	$793,225	$1,261,204

Non Covered Loans [Member]
Loans in Non-Performing Status, Accruing Loans Past-Due 90 Days or More by Loan Class
At December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.
		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial real estate	$453,879	$-	$182,158	$-	$636,037	$-
Commercial and industrial	177,292	675	59,544	-	236,836	675
Construction	53,859	-	75,140	-	128,999	-
Mortgage	649,279	280,912	37,223	-	686,502	280,912
Leasing	5,642	-	166	-	5,808	-
Consumer:
Credit cards	-	25,748	735	-	735	25,748
Home equity lines of credit	-	157	10,065	-	10,065	157
Personal	19,317	-	1,516	-	20,833	-
Auto	6,830	-	34	-	6,864	-
Other	5,144	468	27	-	5,171	468
Total[1]	$1,371,242	$307,960	$366,608	$-	$1,737,850	$307,960

At December 31, 2010
	Puerto Rico		U.S. mainland		Popular, Inc.
		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial real estate	$370,677	$-	$182,456	$-	$553,133	$-
Commercial and industrial	114,792	-	57,102	-	171,894	-
Construction	64,678	-	173,876	-	238,554	-
Mortgage	518,446	292,387	23,587	-	542,033	292,387
Leasing	5,674	-	263	-	5,937	-
Consumer:
Credit cards	-	33,514	-	-	-	33,514
Home equity lines of credit	-	-	17,562	-	17,562	-
Personal	22,816	-	5,369	-	28,185	-
Auto	7,528	-	135	-	7,663	-
Other	6,892	1,442	-	-	6,892	1,442
Total[1]	$1,111,503	$327,343	$460,350	$-	$1,571,853	$327,343

Covered Under Loss Sharing Agreements With F D I C [Member]
Loans in Non-Performing Status, Accruing Loans Past-Due 90 Days or More by Loan Class
	December 31, 2011		December 31, 2010
	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$14,241	$125	$14,172	$-
Commercial and industrial	63,858	1,392	10,635	60
Construction	4,598	5,677	1,168	-
Mortgage	423	113	-	8,648
Consumer	516	377	-	2,308
Total[1]	$83,636	$7,684	$25,975	$11,016

Covered Under Loss Sharing Agreements With F D I C [Member] | A S C Subtopic 31030 [Member]
Accounting For Certain Loans Acquired In Transfer Disclosure Table [Text Block]
	April 30, 2010
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total
Contractually-required principal and interest	$7,855,033	$1,995,580	$9,850,613
Non-accretable difference	2,154,542	1,248,365	3,402,907
Cash flows expected to be collected	5,700,491	747,215	6,447,706
Accretable yield	1,487,634	50,425	1,538,059
Fair value of loans accounted for under
ASC Subtopic 310-30	$4,212,857	$696,790	$4,909,647

Summary of Changes in the Allowance for Loan Losses
ASC 310-30 loans
(In thousands)	December 31, 2011
Balance at beginning of period	$-
Provision for loan losses	89,802
Net charge-offs	(6,325)
Balance at end of period	$83,477

Loans Held For Investment [Member]
Composition of Loans
	Non-covered loans at	Covered loans at	Total loans HIP at
(In thousands)	December 31, 2011	December 31, 2011	December 31, 2011
Commercial real estate	$6,689,686	$2,271,295	$8,960,981
Commercial and industrial	3,845,200	241,447	4,086,647
Construction	311,628	546,826	858,454
Mortgage	5,518,460	1,172,954	6,691,414
Leasing	563,867	-	563,867
Consumer:
Credit cards	1,230,029	-	1,230,029
Home equity lines of credit	557,894	-	557,894
Personal	1,130,593	-	1,130,593
Auto	518,476	-	518,476
Other	236,763	116,181	352,944
Total loans held-in-portfolio[1]	$20,602,596	$4,348,703	$24,951,299

	Non-covered loans at	Covered loans at	Total loans HIP at
(In thousands)	December 31, 2010	December 31, 2010	December 31, 2010
Commercial real estate	$7,006,676	$2,463,549	$9,470,225
Commercial and industrial	4,386,809	303,632	4,690,441
Construction	500,851	640,492	1,141,343
Mortgage	4,524,722	1,259,459	5,784,181
Leasing	602,993	-	602,993
Consumer:
Credit cards	1,132,308	-	1,132,308
Home equity lines of credit	568,353	-	568,353
Personal	1,236,067	-	1,236,067
Auto	503,757	-	503,757
Other	265,499	169,750	435,249
Total loans held-in-portfolio[1]	$20,728,035	$4,836,882	$25,564,917

Loans Held For Investment [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans by Past Due Status for Loans Held-In-Portfolio (Net of Unearned Income)
December 31, 2011
Covered loans
	Past due
						Covered loans
	30-59	60-89	90 days	Total		held-in-
(In thousands)	days	days	or more	past due	Current	portfolio
Commercial real estate	$35,286	$25,273	$519,222	$579,781	$1,691,514	$2,271,295
Commercial and industrial	4,438	1,390	99,555	105,383	136,064	241,447
Construction	997	625	434,661	436,283	110,543	546,826
Mortgage	32,371	28,238	196,541	257,150	915,804	1,172,954
Consumer	2,913	3,289	15,551	21,753	94,428	116,181
Total covered loans	$76,005	$58,815	$1,265,530	$1,400,350	$2,948,353	$4,348,703

December 31, 2010
Covered loans
	Past due
						Covered loans
	30-59	60-89	90 days	Total		held-in-
(In thousands)	days	days	or more	past due	Current	portfolio
Commercial real estate	$108,244	$89,403	$434,956	$632,603	$1,830,946	$2,463,549
Commercial and industrial	12,091	5,491	32,585	50,167	253,465	303,632
Construction	23,445	11,906	351,386	386,737	253,755	640,492
Mortgage	80,978	34,897	119,745	235,620	1,023,839	1,259,459
Consumer	8,917	4,483	14,612	28,012	141,738	169,750
Total covered loans	$233,675	$146,180	$953,284	$1,333,139	$3,503,743	$4,836,882

Loans Held For Sale [Member]
Composition of Loans
(In thousands)	December 31, 2011	December 31, 2010
Commercial	$26,198	$60,528
Construction	236,045	412,744
Mortgage	100,850	420,666
Total	$363,093	$893,938

Allowance for loan losses (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Changes in the Allowance for Loan Losses
	2011			2010	2009
	Non-covered	Covered
(In thousands)	loans	loans	Total	Total	Total
Balance at beginning of period	$793,225	$-	$793,225	$1,261,204	$882,807
Provision for loan losses	430,085	145,635	575,720	1,011,880	1,405,807
Charge-offs	(671,505)	(22,206)	(693,711)	(1,249,356)	(1,095,947)
Recoveries	137,457	1,516	138,973	96,704	68,537
Net recovery (write-down) related
to loans transferred to LHFS	1,101	-	1,101	(327,207)	-
Balance at end of period	$690,363	$124,945	$815,308	$793,225	$1,261,204

Changes in the Allowance for Loan Losses and the Loan Balance by Portfolio Segments
For the year ended December 31, 2011
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431
Provision	315,150	18,880	64,038	941	88,222	487,231
Charge-offs	(238,789)	(19,914)	(30,040)	(6,527)	(135,804)	(431,074)
Recoveries	29,627	11,245	1,605	3,083	33,905	79,465
Write-down related to loans
transferred to LHFS	(12,706)	-	-	-	-	(12,706)
Ending balance	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Allowance for credit losses:
Specific ALLL non-covered loans	$10,407	$289	$14,944	$793	$16,915	$43,348
General ALLL non-covered loans	245,046	5,561	57,378	3,858	98,211	410,054
ALLL - non-covered loans	255,453	5,850	72,322	4,651	115,126	453,402
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Loans held-in-portfolio:
Impaired non-covered loans	$403,089	$49,747	$333,346	$6,104	$137,582	$929,868
Non-covered loans held-in-portfolio
excluding impaired loans	6,067,493	111,194	4,356,137	542,602	2,832,845	13,910,271
Non-covered loans held-in-portfolio	6,470,582	160,941	4,689,483	548,706	2,970,427	14,840,139
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$8,983,324	$707,767	$5,862,437	$548,706	$3,086,608	$19,188,842

For the year ended December 31, 2011
U.S. mainland

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794
Provision (reversal of provision)	63,301	(6,444)	1,480	(5,592)	35,744	88,489
Charge-offs	(153,555)	(27,780)	(16,571)	(849)	(63,882)	(262,637)
Recoveries	39,341	10,337	2,384	682	6,764	59,508
Net recovery related to loans
transferred to LHFS	-	-	13,807	-	-	13,807
Ending balance	$154,835	$7,763	$29,939	$240	$44,184	$236,961

Allowance for credit losses:
Specific ALLL	$1,388	$-	$14,119	$-	$131	$15,638
General ALLL	153,447	7,763	15,820	240	44,053	221,323
Total ALLL	$154,835	$7,763	$29,939	$240	$44,184	$236,961

Loans held-in-portfolio:
Impaired loans	$171,588	$72,505	$49,534	$-	$2,526	$296,153
Loans held-in-portfolio,
excluding impaired loans	3,892,716	78,182	779,443	15,161	700,802	5,466,304
Total loans held-in-portfolio	$4,064,304	$150,687	$828,977	$15,161	$703,328	$5,762,457

For the year ended December 31, 2011
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225
Provision (reversal of provision)	378,451	12,436	65,518	(4,651)	123,966	575,720
Charge-offs	(392,344)	(47,694)	(46,611)	(7,376)	(199,686)	(693,711)
Recoveries	68,968	21,582	3,989	3,765	40,669	138,973
Net (write-down) recovery related to loans
transferred to loans held-for-sale	(12,706)	-	13,807	-	-	1,101
Ending balance	$504,760	$34,048	$107,571	$4,891	$164,038	$815,308

Allowance for credit losses:
Specific ALLL non-covered loans	$11,795	$289	$29,063	$793	$17,046	$58,986
General ALLL non-covered loans	398,493	13,324	73,198	4,098	142,264	631,377
ALLL - non-covered loans	410,288	13,613	102,261	4,891	159,310	690,363
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$504,760	$34,048	$107,571	$4,891	$164,038	$815,308

Loans held-in-portfolio:
Impaired non-covered loans	$574,677	$122,252	$382,880	$6,104	$140,108	$1,226,021
Non-covered loans held-in-portfolio
excluding impaired loans	9,960,209	189,376	5,135,580	557,763	3,533,647	19,376,575
Non-covered loans held-in-portfolio	10,534,886	311,628	5,518,460	563,867	3,673,755	20,602,596
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$13,047,628	$858,454	$6,691,414	$563,867	$3,789,936	$24,951,299

December 31, 2010
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$231,844	$214,998	$24,911	$12,204	$171,901	$655,858
Provision (reversal of provision)	294,069	181,912	38,830	1,409	93,413	609,633
Charge-offs	(251,845)	(290,065)	(22,579)	(10,517)	(162,516)	(737,522)
Recoveries	20,712	915	867	4,058	30,733	57,285
Net (write-down) recovery related to loans
transferred to LHFS	(38,137)	(91,686)	-	-	-	(129,823)
Ending balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431

Allowance for credit losses:
Specific ALLL non-covered loans	$8,550	$216	$5,004	$-	$-	$13,770
General ALLL non-covered loans	248,093	15,858	37,025	7,154	133,531	441,661
Total ALLL[1]	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431

Loans held-in-portfolio:
Impaired non-covered loans	$310,582	$65,698	$121,209	$-	$-	$497,489
Non-covered loans held-in-portfolio
excluding impaired loans	6,406,434	102,658	3,528,491	572,787	2,897,835	13,508,205
Non-covered loans held-in-portfolio	6,717,016	168,356	3,649,700	572,787	2,897,835	14,005,694
Impaired covered loans	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Covered loans held-in-portfolio	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Total loans held-in-portfolio	$9,484,197	$808,848	$4,909,159	$572,787	$3,067,585	$18,842,576

December 31, 2010
U.S. mainland

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$212,221	$126,321	$129,700	$-	$137,104	$605,346
Provision (reversal of provision)	200,690	11,166	169,590	9,967	10,834	402,247
Charge-offs	(224,654)	(115,353)	(77,256)	(4,860)	(89,711)	(511,834)
Recoveries	17,491	9,516	4,189	892	7,331	39,419
Net (write-down) recovery related to loans
transferred to LHFS	-	-	(197,384)	-	-	(197,384)
Ending balance	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794

Allowance for credit losses:
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	205,748	31,650	28,839	5,999	65,558	337,794
Total ALLL	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794

Loans held-in-portfolio:
Impaired loans	$135,386	$165,624	$-	$-	$-	$301,010
Loans held-in-portfolio,
excluding impaired loans	4,541,083	166,871	875,022	30,206	808,149	6,421,331
Total loans held-in-portfolio	$4,676,469	$332,495	$875,022	$30,206	$808,149	$6,722,341

December 31, 2010
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$444,065	$341,319	$154,611	$12,204	$309,005	$1,261,204
Provision (reversal of provision)	494,759	193,078	208,420	11,376	104,247	1,011,880
Charge-offs	(476,499)	(405,418)	(99,835)	(15,377)	(252,227)	(1,249,356)
Recoveries	38,203	10,431	5,056	4,950	38,064	96,704
Net (write-down) recovery related to loans
transferred to loans held-for-sale	(38,137)	(91,686)	(197,384)	-	-	(327,207)
Ending balance	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225

Allowance for credit losses:
Specific ALLL non-covered loans	$8,550	$216	$5,004	$-	$-	$13,770
General ALLL non-covered loans	453,841	47,508	65,864	13,153	199,089	779,455
Total ALLL[1]	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225

Loans held-in-portfolio:
Impaired non-covered loans	$445,968	$231,322	$121,209	$-	$-	$798,499
Non-covered loans held-in-portfolio
excluding impaired loans	10,947,517	269,529	4,403,513	602,993	3,705,984	19,929,536
Non-covered loans held-in-portfolio	11,393,485	500,851	4,524,722	602,993	3,705,984	20,728,035
Impaired covered loans	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Covered loans held-in-portfolio	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Total loans held-in-portfolio	$14,160,666	$1,141,343	$5,784,181	$602,993	$3,875,734	$25,564,917

Finance Receivables Individually Evaluated For Impairment Table [Text Block]
December 31, 2011
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$53,906	$64,275	$4,152	$223,468	$284,039	$277,374	$348,314	$4,152
Commercial and industrial	42,294	55,180	6,255	83,421	115,245	125,715	170,425	6,255
Construction	1,672	2,369	289	48,075	101,042	49,747	103,411	289
Mortgage	333,346	336,682	14,944	-	-	333,346	336,682	14,944
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer	137,582	137,582	16,915	-	-	137,582	137,582	16,915
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Puerto Rico	$650,702	$677,990	$70,434	$355,964	$501,326	$1,006,666	$1,179,316	$70,434

December 31, 2011
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$3,443	$3,443	$868	$127,504	$166,087	$130,947	$169,530	$868
Commercial and industrial	12,505	12,505	520	28,136	31,117	40,641	43,622	520
Construction	-	-	-	72,505	99,208	72,505	99,208	-
Mortgage	39,570	39,899	14,119	9,964	9,964	49,534	49,863	14,119
Consumer	2,526	2,526	131	-	-	2,526	2,526	131
Total U.S. mainland	$58,044	$58,373	$15,638	$238,109	$306,376	$296,153	$364,749	$15,638

December 31, 2011
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$57,349	$67,718	$5,020	$350,972	$450,126	$408,321	$517,844	$5,020
Commercial and industrial	54,799	67,685	6,775	111,557	146,362	166,356	214,047	6,775
Construction	1,672	2,369	289	120,580	200,250	122,252	202,619	289
Mortgage	372,916	376,581	29,063	9,964	9,964	382,880	386,545	29,063
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer	140,108	140,108	17,046	-	-	140,108	140,108	17,046
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Popular, Inc.	$708,746	$736,363	$86,072	$594,073	$807,702	$1,302,819	$1,544,065	$86,072

December 31, 2010
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$11,403	$13,613	$3,590	$208,891	$256,858	$220,294	$270,471	$3,590
Commercial and industrial	23,699	28,307	4,960	66,589	79,917	90,288	108,224	4,960
Construction	4,514	10,515	216	61,184	99,016	65,698	109,531	216
Mortgage	114,733	115,595	5,004	6,476	6,476	121,209	122,071	5,004
Total Puerto Rico	$154,349	$168,030	$13,770	$343,140	$442,267	$497,489	$610,297	$13,770
There were no leases, consumer, or covered loans individually evaluated for impairment in the Puerto Rico portfolio at December 31, 2010.

December 31, 2010
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$-	$-	$-	$101,856	$152,876	$101,856	$152,876	$-
Commercial and industrial	-	-	-	33,530	44,443	33,530	44,443	-
Construction	-	-	-	165,624	248,955	165,624	248,955	-
Total U.S. mainland	$-	$-	$-	$301,010	$446,274	$301,010	$446,274	$-
There were no leases, consumer or mortgage loans individually evaluated for impairment in the U.S. mainland portfolio at December 31, 2010.

December 31, 2010
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$11,403	$13,613	$3,590	$310,747	$409,734	$322,150	$423,347	$3,590
Commercial and industrial	23,699	28,307	4,960	100,119	124,360	123,818	152,667	4,960
Construction	4,514	10,515	216	226,808	347,971	231,322	358,486	216
Mortgage	114,733	115,595	5,004	6,476	6,476	121,209	122,071	5,004
Total Popular, Inc.	$154,349	$168,030	$13,770	$644,150	$888,541	$798,499	$1,056,571	$13,770

Impaired Loans Average Investment Interest Income Table [Text Block]
December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial real estate	$248,834	$2,931	$116,402	$1,020	$365,236	$3,951
Commercial and industrial	108,002	1,468	37,086	720	145,088	2,188
Construction	57,723	49	119,065	158	176,788	207
Mortgage	227,278	11,587	24,767	1,038	252,045	12,625
Leasing	3,052	-	-	-	3,052	-
Consumer	68,791	-	1,263	-	70,054	-
Covered loans	38,399	1,013	-	-	38,399	1,013
Total Popular, Inc.	$752,079	$17,048	$298,583	$2,936	$1,050,662	$19,984

December 31, 2010
	Puerto Rico		U.S. mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial real estate	$255,283	$5,753	$130,437	$1,261	$385,720	$7,014
Commercial and industrial	158,376	2,601	55,895	189	214,271	2,790
Construction	507,166	1,626	195,358	1,000	702,524	2,626
Mortgage	78,496	3,739	158,152	5,678	236,648	9,417
Total Popular, Inc.	$999,321	$13,719	$539,842	$8,128	$1,539,163	$21,847

Troubled Debt Restructurings Loan Count By Type Of Modification Table [Text Block]
Puerto Rico
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	55	23	-	-
Commercial and industrial	95	47	-	-
Construction	4	-	-	-
Mortgage	448	1,032	284	300
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	-	-
Total	4,221	1,322	292	1,547

U.S. mainland
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	-	-	-	2
Commercial and industrial	-	1	-	1
Construction	-	-	-	5
Mortgage	18	5	348	3
Consumer:
Other consumer	-	-	3	-
Total	18	6	351	11

Popular, Inc.
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	55	23	-	2
Commercial and industrial	95	48	-	1
Construction	4	-	-	5
Mortgage	466	1,037	632	303
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	3	-
Total	4,239	1,328	643	1,558

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Puerto Rico
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	78	$78,344	$78,344	$(60)
Commercial and industrial	142	28,617	28,617	795
Construction	4	3,194	3,194	(292)
Mortgage	2,064	291,006	320,781	9,653
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	46	192	188	-
Total	7,382	$456,399	$488,887	$10,888

U.S. mainland
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	2	$12,633	$9,355	$(420)
Commercial and industrial	2	11,878	9,742	(420)
Construction	5	16,189	16,432	(313)
Mortgage	374	37,722	39,184	12,419
Consumer:
Other consumer	3	1,559	1,683	-
Total	386	$79,981	$76,396	$11,266

Popular, Inc.
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	80	$90,977	$87,699	$(480)
Commercial and industrial	144	40,495	38,359	375
Construction	9	19,383	19,626	(605)
Mortgage	2,438	328,728	359,965	22,072
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	49	1,751	1,871	-
Total	7,768	$536,380	$565,283	$22,154

T D R Loans Subsequent Default Table [Text Block]
Puerto Rico
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	19	$13,182
Commercial and industrial	25	4,681
Construction	-	-
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Auto	-	-
Other	2	29
Total	1,304	$105,924

U.S. mainland
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	2	$2,906
Commercial and industrial	2	1,552
Construction	20	24,876
Total	24	$29,334

Popular, Inc.
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	21	$16,088
Commercial and industrial	27	6,233
Construction	20	24,876
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Auto	-	-
Other	2	29
Total	1,328	$135,258

Outstanding Balance, Net of unearned, of Non-Covered Loans Held-In-Portfolio Based on the Assignment of Obligor Risk Ratings
December 31, 2011
		Special
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Pass/ Unrated	Total
Puerto Rico[1]
Commercial real estate	$379,318	$327,555	$910,198	$7,517	$-	$1,624,588	$1,982,564	$3,607,152
Commercial and industrial	248,188	282,935	433,756	3,326	1,458	969,663	1,893,767	2,863,430
Total Commercial	627,506	610,490	1,343,954	10,843	1,458	2,594,251	3,876,331	6,470,582
Construction	2,245	27,820	68,816	1,586	-	100,467	60,474	160,941
Mortgage	-	-	626,771	-	-	626,771	4,062,712	4,689,483
Leasing	-	-	1,365	-	4,277	5,642	543,064	548,706
Consumer	-	-	53,649	-	4,015	57,664	2,912,763	2,970,427
Total Puerto Rico	$629,751	$638,310	$2,094,555	$12,429	$9,750	$3,384,795	$11,455,344	$14,840,139
U.S. mainland
Commercial real estate	$315,877	$91,511	$511,595	$-	$-	$918,983	$2,163,551	$3,082,534
Commercial and industrial	32,900	34,834	132,526	-	-	200,260	781,510	981,770
Total Commercial	348,777	126,345	644,121	-	-	1,119,243	2,945,061	4,064,304
Construction	3,202	26,293	108,079	-	-	137,574	13,113	150,687
Mortgage	-	-	37,236	-	-	37,236	791,741	828,977
Leasing	-	-	166	-	-	166	14,995	15,161
Consumer	-	-	5,666	-	6,712	12,378	690,950	703,328
Total U.S. mainland	$351,979	$152,638	$795,268	$-	$6,712	$1,306,597	$4,455,860	$5,762,457
Popular, Inc.
Commercial real estate	$695,195	$419,066	$1,421,793	$7,517	$-	$2,543,571	$4,146,115	$6,689,686
Commercial and industrial	281,088	317,769	566,282	3,326	1,458	1,169,923	2,675,277	3,845,200
Total Commercial	976,283	736,835	1,988,075	10,843	1,458	3,713,494	6,821,392	10,534,886
Construction	5,447	54,113	176,895	1,586	-	238,041	73,587	311,628
Mortgage	-	-	664,007	-	-	664,007	4,854,453	5,518,460
Leasing	-	-	1,531	-	4,277	5,808	558,059	563,867
Consumer	-	-	59,315	-	10,727	70,042	3,603,713	3,673,755
Total Popular, Inc.	$981,730	$790,948	$2,889,823	$12,429	$16,462	$4,691,392	$15,911,204	$20,602,596

The following table presents the weighted average obligor risk rating at December 31, 2011 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial real estate			11.49				6.95
Commercial and industrial			11.39				6.62
Total Commercial			11.46				6.79
Construction			11.76				7.84

U.S. mainland:			Substandard				Pass
Commercial real estate			11.34				7.09
Commercial and industrial			11.41				6.89
Total Commercial			11.35				7.04
Construction			11.70				7.00

December 31, 2010
		Special
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Pass/Unrated	Total
Puerto Rico[1]
Commercial real estate	$439,004	$346,985	$622,675	$6,302	$-	$1,414,966	$2,440,632	$3,855,598
Commercial and industrial	608,250	245,250	345,266	3,112	1,436	1,203,314	1,658,104	2,861,418
Total Commercial	1,047,254	592,235	967,941	9,414	1,436	2,618,280	4,098,736	6,717,016
Construction	38,921	12,941	67,271	15,939	-	135,072	33,284	168,356
Mortgage	-	-	550,933	-	-	550,933	3,098,767	3,649,700
Leasing	-	-	5,539	-	5,969	11,508	561,279	572,787
Consumer	-	-	47,907	-	4,227	52,134	2,845,701	2,897,835
Total Puerto Rico	$1,086,175	$605,176	$1,639,591	$25,353	$11,632	$3,367,927	$10,637,767	$14,005,694
U.S. mainland
Commercial real estate	$302,347	$93,564	$650,118	$-	$-	$1,046,029	$2,105,049	$3,151,078
Commercial and industrial	62,552	81,224	250,843	-	-	394,619	1,130,772	1,525,391
Total Commercial	364,899	174,788	900,961	-	-	1,440,648	3,235,821	4,676,469
Construction	30,021	40,022	257,651	-	-	327,694	4,801	332,495
Mortgage	-	-	23,587	-	-	23,587	851,435	875,022
Leasing	-	-	-	-	-	-	30,206	30,206
Consumer	-	-	14,240	-	8,825	23,065	785,084	808,149
Total U.S. mainland	$394,920	$214,810	$1,196,439	$-	$8,825	$1,814,994	$4,907,347	$6,722,341
Popular, Inc.
Commercial real estate	$741,351	$440,549	$1,272,793	$6,302	$-	$2,460,995	$4,545,681	$7,006,676
Commercial and industrial	670,802	326,474	596,109	3,112	1,436	1,597,933	2,788,876	4,386,809
Total Commercial	1,412,153	767,023	1,868,902	9,414	1,436	4,058,928	7,334,557	11,393,485
Construction	68,942	52,963	324,922	15,939	-	462,766	38,085	500,851
Mortgage	-	-	574,520	-	-	574,520	3,950,202	4,524,722
Leasing	-	-	5,539	-	5,969	11,508	591,485	602,993
Consumer	-	-	62,147	-	13,052	75,199	3,630,785	3,705,984
Total Popular, Inc.	$1,481,095	$819,986	$2,836,030	$25,353	$20,457	$5,182,921	$15,545,114	$20,728,035

The following table presents the weighted average obligor risk rating at December 31, 2010 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial real estate			11.64				6.68
Commercial and industrial			11.24				6.76
Total Commercial			11.49				6.71
Construction			11.77				7.49

U.S. mainland:			Substandard				Pass
Commercial real estate			11.29				7.11
Commercial and industrial			11.17				6.98
Total Commercial			11.25				7.07
Construction			11.66				8.00

FDIC loss share asset (Tables)	12 Months Ended
Dec. 31, 2011
F D I C Loss Share Indemnification Asset Table [Text Block]
(In thousands)	2011	2010
Balance at beginning of year	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	2,425,929
(Amortization) accretion of loss share indemnification asset, net	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	110,457	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(361)	6,186
Balance at December 31	$1,915,128	$2,410,219

Transfers of financial assets and servicing assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds obtained during the year ended December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$907,238	-	$907,238
Mortgage-backed securities - FNMA	-	206,437	-	206,437
Total trading account securities	-	$1,113,675	-	$1,113,675
Mortgage servicing rights	-	-	$18,826	$18,826
Total	-	$1,113,675	$18,826	$1,132,501

	Proceeds obtained during the year ended December 31, 2010
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Mortgage-backed securities - GNMA	-	$6,554	-	$6,554
Mortgage-backed securities - FNMA	-	-	-	-
Total investment securities available-for-sale	-	$6,554	-	$6,554
Trading account securities:
Mortgage-backed securities - GNMA	-	$635,575	$4,147	$639,722
Mortgage-backed securities - FNMA	-	171,252	-	171,252
Total trading account securities	-	$806,827	$4,147	$810,974
Mortgage servicing rights	-	-	$14,691	$14,691
Total	-	$813,381	$18,838	$832,219

Changes in MSRs Measured Using the Fair Value Method
Residential MSRs
(In thousands)	2011	2010
Fair value at beginning of period	$166,907	$169,747
Purchases	1,732	4,693
Servicing from securitizations or asset transfers	19,971	15,326
Changes due to payments on loans [1]	(13,156)	(13,985)
Reduction due to loan repurchases	(3,717)	(2,911)
Changes in fair value due to changes in valuation model inputs or assumptions [2]	(20,188)	(5,963)
Other disposals	(226)	-
Fair value at end of period	$151,323	$166,907
[1]	Represents changes due to collection / realization of expected cash flows over time.
[2]	Change in fair value during 2011 was principally related to an increase in the delinquency, foreclosure and base cost assumption.

Key Economic Assumptions Used in measuring the Servicing Rights Retained at the Date of the Residential Mortgage Loan Securitizations and Whole Loan Sales by the Banking Subsidiaries
	2011		2010
Prepayment speed	5.8%		5.9%
Weighted average life	17.3	years	17.1	years
Discount rate (annual rate)	11.5%		11.4%

Schedule of Servicing Assets at Amortized Value [Table Text Block]
(In thousands)	2011	2010
Balance at beginning of year	$1,697	$2,758
Rights originated / purchased	-	-
Amortization	(610)	(1,061)
Balance at end of year	$1,087	$1,697
Less: Valuation allowance	-	-
Balance at end of year, net of valuation allowance	$1,087	$1,697
Fair value at end of year	$3,336	$4,274

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2011
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$10,561,084	$953,305	$310,219
Construction	547,673	386,099	35,347
Lease financing	563,867	8,313	3,611
Mortgage	9,076,243	1,382,534	29,439
Consumer	3,673,755	105,644	155,765
Covered loans	4,348,703	1,324,345	20,690
Less:
Loans securitized / sold	(3,456,933)	(301,960)	(1,434)
Loans held-for-sale	(363,093)	(263,648)	1,101
Loans held-in-porfolio	$24,951,299	$3,594,632	$554,738

2010
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$11,454,013	$860,554	$476,433
Construction	913,595	654,050	486,673
Lease financing	602,993	8,435	10,427
Mortgage	8,927,303	1,554,033	293,582
Consumer	3,705,984	136,483	214,163
Covered loans	4,836,882	183,799	-
Less:
Loans securitized / sold	(3,981,915)	(423,345)	(1,419)
Loans held-for-sale	(893,938)	-	(327,207)
Loans held-in-portfolio	$25,564,917	$2,974,009	$1,152,652

Originated Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Originated MSRs

(In thousands)	December 31, 2011		December 31, 2010
Fair value of retained interests	$99,280		$101,675
Weighted average life	13.0	years	12.5	years
Weighted average prepayment speed (annual rate)	7.7%		8.0%
Impact on fair value of 10% adverse change	$(2,744)		$(3,413)
Impact on fair value of 20% adverse change	$(5,800)		$(6,651)
Weighted average discount rate (annual rate)	12.6%		12.8%
Impact on fair value of 10% adverse change	$(3,913)		$(4,479)
Impact on fair value of 20% adverse change	$(7,948)		$(8,605)

Purchased Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Purchased MSRs

(In thousands)	December 31, 2011		December 31, 2010
Fair value of retained interests	$52,043		$65,232
Weighted average life	14.6	years	12.7	years
Weighted average prepayment speed (annual rate)	6.9%		7.9%
Impact on fair value of 10% adverse change	$(1,887)		$(1,963)
Impact on fair value of 20% adverse change	$(3,303)		$(3,956)
Weighted average discount rate (annual rate)	11.4%		11.5%
Impact on fair value of 10% adverse change	$(2,376)		$(2,353)
Impact on fair value of 20% adverse change	$(4,214)		$(4,671)

Serviced Small Business Administration Commercial Loans [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
SBA Loans
(In thousands)	2011		2010
Carrying amount of retained interests	$1,087		$1,697
Fair value of retained interests	$3,336		$4,274
Weighted average life	3.2	years	3.2	years
Weighted average prepayment speed (annual rate)	5.5%		8.0%
Impact on fair value of 10% adverse change	$(46)		$(86)
Impact on fair value of 20% adverse change	$(95)		$(178)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(103)		$(130)
Impact on fair value of 20% adverse change	$(210)		$(265)

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
(In thousands)	Useful life in years	2011	2010
Land		$108,468	$103,632
Buildings	7-50	493,746	494,512
Equipment	1-10	312,975	324,106
Leasehold improvements	3-10	88,882	86,117
		895,603	904,735
Less - Accumulated depreciation
and amortization		471,083	467,706
Subtotal		424,520	437,029
Construction in progress		5,498	4,792
Total premises and equipment, net		$538,486	$545,453

Other assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets by Major Categories
(In thousands)	2011	2010
Net deferred tax assets (net of valuation allowance)	$429,691	$388,466
Investments under the equity method	313,152	299,185
Bank-owned life insurance program	238,077	237,997
Prepaid FDIC insurance assessment	58,082	147,513
Other prepaid expenses	77,335	75,149
Derivative assets	61,886	72,510
Securities sold not yet delivered	69,535	23,055
Others	214,635	206,012
Total other assets	$1,462,393	$1,449,887

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Carrying Amount of Goodwill by Reportable Segments and Corporate Group
2011
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2011	acquisition	adjustments	Other	December 31,2011
Banco Popular de Puerto Rico	$245,309	$1,035	$(72)	$-	$246,272
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$647,387	$1,035	$(72)	$-	$648,350

2010
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2010	acquisition	adjustments	Other	December 31, 2010
Banco Popular de Puerto Rico	$157,025	$88,284	$-	$-	$245,309
Banco Popular North America	402,078	-	-	-	402,078
Corporate	45,246	-	-	(45,246)	-
Total Popular, Inc.	$604,349	$88,284	$-	$(45,246)	$647,387

Components of Other Intangible Assets Subject to Amortization
2011

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2011	impairment	2011	2011	impairment	2011
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,309	$-	$245,309	$246,272	$-	$246,272
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$811,798	$164,411	$647,387	$812,761	$164,411	$648,350

2010

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2010	impairment	2010	2010	impairment	2010
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$157,025	$-	$157,025	$245,309	$-	$245,309
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Corporate	45,429	183	45,246	-	-	-
Total Popular, Inc.	$768,943	$164,594	$604,349	$811,798	$164,411	$647,387

	2011		2010

	Gross	Accumulated	Gross	Accumulated
(In thousands)	Amount	Amortization	Amount	Amortization
Core deposits	$80,591	$38,199	$80,591	$29,817
Other customer relationships	19,953	4,643	5,092	3,430
Other intangibles	242	103	189	43
Total	$100,786	$42,945	$85,872	$33,290

Estimated Amortization of the Intangible Assets with Definite Useful Lives
(In thousands)
Year 2012	$10,049
Year 2013	9,825
Year 2014	9,182
Year 2015	7,038
Year 2016	6,753

Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Interest Bearing Deposits Table [Text Block]
	December 31,
(In thousands)	2011	2010
Savings accounts	$6,473,215	$6,177,074
NOW, money market and other interest bearing demand deposits	5,103,398	4,756,615
Total savings, NOW, money market and other interest bearing demand deposits	11,576,613	10,933,689
Certificates of deposit:
Under $100,000	6,473,095	6,238,229
$100,000 and over	4,236,945	4,650,961
Total certificates of deposit	10,710,040	10,889,190
Total interest bearing deposits	$22,286,653	$21,822,879

Summary Of Certificates Of Deposit By Maturity Disclosures Table [Text Block]
(In thousands)
2012	$6,873,895
2013	1,598,877
2014	833,916
2015	764,247
2016	569,217
2017 and thereafter	69,888
Total certificates of deposit	$10,710,040

Assets sold under agreements to repurchase (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Fed Funds Purchased And Assets Sold Under Agreements To Repurchase Table [Text Block]
(Dollars in thousands)	2011	2010	2009
Assets sold under agreements to repurchase	$2,141,097	$2,412,550	$2,632,790
Maximum aggregate balance outstanding at any month-end	$2,822,308	$2,672,553	$3,938,845
Average monthly aggregate balance outstanding	$2,480,490	$2,356,100	$2,844,975
Weighted average interest rate:
For the year	2.20%	2.55%	2.45%
At December 31	2.57%	2.34%	2.42%

Schedule of Repurchase Agreements [Table Text Block]
	2011				2010
		Carrying	Market	Weighted		Carrying	Market	Weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$121,004	$126,317	$126,317	0.37%	$205,320	$216,530	$216,530	0.37%
After 90 days	348,100	393,998	393,998	3.55	373,333	426,664	426,664	4.22
Total obligations of U.S. government
sponsored entities	469,104	520,315	520,315	2.73	578,653	643,194	643,194	2.85
Mortgage-backed securities
Within 30 days	39,148	43,009	43,009	0.46	84,345	90,434	90,434	0.33
After 30 to 90 days	6,369	7,011	7,011	4.37	32,261	32,415	32,415	5.29
After 90 days	633,930	628,243	628,243	3.99	561,790	644,943	644,943	4.40
Total mortgage-backed securities	679,447	678,263	678,263	3.79	678,396	767,792	767,792	3.94
Collateralized mortgage obligations
Within 30 days	194,958	240,675	240,675	0.59	280,951	329,634	329,634	0.38
After 30 to 90 days	43,704	47,388	47,388	4.37	89,561	103,398	103,398	0.38
After 90 days	130,003	291,096	291,096	3.52	173,840	244,078	244,078	4.26
Total collateralized mortgage
obligations	368,665	579,159	579,159	2.08	544,352	677,110	677,110	1.62
Total	$1,517,216	$1,777,737	$1,777,737	3.05%	$1,801,401	$2,088,096	$2,088,096	2.89%

Other Short Term (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Short-term Debt [Table Text Block]
(In thousands)	2011	2010
Advances with the FHLB paying interest at maturity, at fixed rates of 0.31% (2010 - 0.36% to 0.44%)	$295,000	$300,000
Term funds purchased paying interest at maturity, at fixed rates from 1.15% to 1.25%	-	52,500
Securities sold not yet purchased	-	10,459
Others	1,200	1,263
Total other short-term borrowings	$296,200	$364,222

Notes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Notes Payable [Table Text Block]

(In thousands)	2011	2010

Advances with the FHLB with maturities ranging from 2012 to 2021 paying interest at monthly fixed
rates ranging from 0.66% to 4.95% ( 2010 - 3.52% to 4.95%)	$642,568	$385,000

Note issued to the FDIC paying interest monthly at an annual fixed rate of 2.50%	-	2,492,928

Term notes with maturities ranging from 2012 to 2016 paying interest semiannually
at fixed rates ranging from 5.25% to 7.86% ( 2010 - 5.25% to 13.00%)	278,309	381,133

Term notes with maturities ranging from 2012 to 2013 paying interest
monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate	588	1,010

Junior subordinated deferrable interest debentures (related to trust preferred
securities) with maturities ranging from 2027 to 2034 with fixed interest	439,800	439,800
rates ranging from 6.125% to 8.327% (Refer to Note ##TPS)

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $465,963 as of 2011 and $491,019 at
2010) with no stated maturity and a contractual fixed interest rate of 5.00% until, but	470,037	444,981
excluding December 5, 2013 and 9.00% thereafter (Refer to Note ##TPS)[1]

Others	25,070	25,331
Total notes payable	$1,856,372	$4,170,183

Notes Payable Maturity Distribution Of Debt Securities Table [Text Block]
Year	(In thousands)
2012	$214,868
2013	98,800
2014	189,648
2015	36,096
2016	311,472
Later years	535,451
No stated maturity	936,000
Subtotal	2,322,335
Less: Discount	465,963
Total	$1,856,372

Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Financial Data Pertaining To Different Trusts Table [Text Block]
(Dollars in thousands)
			Popular
	BanPonce	Popular	North America	Popular	Popular
Issuer	Trust I	Capital Trust I	Capital Trust I	Capital Trust Il	Capital Trust III

Capital securities	$52,865	$181,063	$91,651	$101,023	$935,000
Distribution rate	8.327%	6.700%	6.564%	6.125%	5.000% until,
					but excluding
					December 5,
					2013 and
					9.000% thereafter
Common securities	$1,637	$5,601	$2,835	$3,125	$1,000
Junior subordinated debentures
aggregate liquidation amount	$54,502	$186,664	$94,486	$104,148	$936,000
Stated maturity date	February	November	September	December	Perpetual
	2027	2033	2034	2034
Reference notes	[1],[3],[6]	[2],[4],[5]	[1],[3],[5]	[2],[4],[5]	[2],[4],[7],[8]

Exchange Offers (Tables)	Dec. 31, 2011
Schedule Of Exchange Offer Table [Text Block]
Title of securities	Per security liquidation preference amount	Shares of preferred stock exchanged	Shares of preferred stock outstanding after exchange	Aggregate liquidation preference amount after exchange (in thousands)	Shares of common stock issued
Series A Preferred Stock	$25	6,589,274	885,726	$22,143	52,714,192
Series B Preferred Stock	$25	14,879,335	1,120,665	$28,017	119,034,680

Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2011
Total Capital (to Risk-Weighted Assets):
Corporation	$4,212,070	17.25%	$1,953,146	8%
BPPR	2,595,068	14.30	1,451,841	8
BPNA	1,256,906	21.76	462,172	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,899,593	15.97%	$976,573	4%
BPPR	2,177,865	12.00	725,920	4
BPNA	1,182,642	20.47	231,086	4

Tier I Capital (to Average Assets):
Corporation	$3,899,593	10.90%	$1,073,512	3%
			1,431,350	4
BPPR	2,177,865	8.11	805,263	3
			1,073,684	4
BPNA	1,182,642	14.41	246,256	3
			328,341	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2010
Total Capital (to Risk-Weighted Assets):
Corporation	$4,062,298	15.79%	$2,057,677	8%
BPPR	2,451,042	13.13	1,493,303	8
BPNA	1,244,884	18.87	527,775	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,733,776	14.52%	$1,028,839	4%
BPPR	2,028,968	10.87	746,652	4
BPNA	1,159,245	17.57	263,887	4

Tier I Capital (to Average Assets):
Corporation	$3,733,776	9.70%	$1,154,718	3%
			1,539,624	4
BPPR	2,028,968	7.05	863,742	3
			1,151,656	4
BPNA	1,159,245	12.86	270,480	3
			360,639	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized
	2011		2010
(In thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,814,801	10%	$1,866,629	10%
BPNA	577,715	10	659,718	10

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,088,881	6%	$1,119,978	6%
BPNA	346,629	6	395,831	6

Tier I Capital (to Average Assets):
BPPR	$1,342,105	5%	$1,439,570	5%
BPNA	410,426	5	450,799	5

Related party transactions with affiliated company (Tables)	12 Months Ended
Dec. 31, 2011
Income Statement Data Resulting From Related Party Transactions Table [Text Block]

	2011			2010
(In thousands)	100%	Popular's 49% interest (eliminations)	51% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest	Category
Interest income on loan to EVERTEC	$3,619	$1,773	$1,846	$1,188	$582	$606	Interest income
Interest income on investment securities issued by EVERTEC	3,850	1,887	1,963	963	472	491	Interest income
Interest expense on deposits	(627)	(307)	(320)	(93)	(46)	(47)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	27,300	13,377	13,923	1,688	827	861	Other service fees
Processing fees on services provided by EVERTEC	(149,156)	(73,086)	(76,070)	(37,579)	(18,414)	(19,165)	Professional fees
Rental income charged to EVERTEC	7,063	3,461	3,602	2,009	984	1,025	Net occupancy
Transition services provided to EVERTEC	1,382	677	705	321	157	164	Other operating expenses
Total	$(106,569)	$(52,218)	$(54,351)	$(31,503)	$(15,438)	$(16,065)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
	At December 31, 2011		At December 31, 2010
(In thousands)	100%	51% majority interest	100%	51% majority interest
Loans	$53,215	$27,140	$58,126	$29,644
Investment securities	35,000	17,850	35,000	17,850
Deposits	54,288	27,687	38,761	19,768
Accounts receivables (Other assets)	5,132	2,617	3,922	2,000
Accounts payable (Other liabilities)	14,684	7,489	17,416	8,882

Proportionate Share Of Income Loss From Evertec Minority Interest Table [Text Block]
(In thousands)	2011	2010
Share of income from the equity investment in EVERTEC	$13,936	$574
Intra-company eliminations considered in other operating income (detailed in next table)	(52,218)	(15,438)
Share of income (loss) from the equity investment in EVERTEC, net of eliminations	$(38,282)	$(14,864)

Schedule Related Party Transactions
	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2009	$5,292	$52,569	$57,861
New loans	1,890	91,701	93,591
Payments	(240)	(47,646)	(47,886)
Other changes	(3,461)	(579)	(4,040)
Balance at December 31, 2010	$3,481	$96,045	$99,526
New loans	2,769	28,266	31,035
Payments	(725)	(24,223)	(24,948)
Other changes	(65)	-	(65)
Balance at December 31, 2011	$5,460	$100,088	$105,548

Guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Credit Recourse Agreements Reserve Table [Text Block]
(In thousands)	2011	2010
Balance as of beginning of period	$53,729	$15,584
Additions for new sales	-	-
Provision for recourse liability	43,828	53,979
Net charge-offs / terminations	(38,898)	(15,834)
Balance as of end of period	$58,659	$53,729

E Loan [Member] | Guarantee on loans sold or serviced with representation and warranties
Changes in the Corporation's Liability of Estimated Losses
(In thousands)	2011	2010
Balance as of beginning of period	$30,659	$33,294
Additions for new sales	-	-
(Credit) provision for representation and warranties	(4,936)	18,594
Net charge-offs / terminations	(2,198)	(12,229)
Other - settlements paid	(12,900)	(9,000)
Balance as of end of period	$10,625	$30,659

Popular Financial Holdings Incorporation [Member] | Guarantee on loans sold or serviced with representation and warranties
Changes in the Corporation's Liability of Estimated Losses
(In thousands)	2011	2010
Balance as of beginning of period	$8,058	$9,405
Additions for new sales	-	-
Provision for representation and warranties	-	911
Net charge-offs / terminations	(292)	(1,678)
Other - settlements paid	(6,682)	(580)
Balance as of end of period	$1,084	$8,058

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Credit Risk, Whose Contract Amounts Represent Potential Credit Risk
(In thousands)	2011	2010
Commitments to extend credit:
Credit card lines	$3,833,012	$3,583,430
Commercial lines of credit	2,039,629	1,920,056
Other unused credit commitments	358,572	375,565
Commercial letters of credit	11,632	12,532
Standby letters of credit	124,709	140,064
Commitments to originate mortgage loans	53,323	47,493

Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2011
Fnma Gnma Vie [Member]
Carrying Amount and Classification of Assets Related to the Corporation's Variable Interests in Non-Consolidated VIEs and Maximum Exposure to Loss
(In thousands)	2011	2010
Assets
Servicing assets:
Mortgage servicing rights	$101,511	$107,313
Total servicing assets	$101,511	$107,313
Other assets:
Servicing advances	$3,027	$2,706
Total other assets	$3,027	$2,706
Total	$104,538	$110,019
Maximum exposure to loss	$104,538	$110,019

Prlp2011 Holdings Llc Joint Venture [Member]
Carrying Amount and Classification of Assets Related to the Corporation's Variable Interests in Non-Consolidated VIEs and Maximum Exposure to Loss
(In thousands)
Assets
Loans held-in-portfolio:
Acquisition loan	$85,825
Working capital line advances	2,208
Advance facility advances	3,256
Total loans held-in-portfolio	$91,289
Other assets:
Investment in PRLP 2011 Holdings LLC	$16,122
Total other assets	$16,122
Total	$107,411
Maximum exposure to loss	$107,411

Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2011	2010	classification	2011	2010	classification	2011	2010
Derivatives designated as
hedging instruments:
Forward contracts	$137,301	$256,480	Other assets	$6	$1,774	Other liabilities	$1,179	$839
Total derivatives designated
as hedging instruments	$137,301	$256,480		$6	$1,774		$1,179	$839
Derivatives not designated
as hedging instruments:
Forward contracts	$114,809	$278,052	Trading account securities	$1	$483	Other liabilities	$236	$1,736
Interest rate swaps	1,351,386	1,641,180	Other assets	51,078	62,175	Other liabilities	56,963	66,685
Foreign currency forward contracts	1,006	819	Other assets	20	7	Other liabilities	14	4
Interest rate caps	-	156,303	Other assets	-	-	Other liabilities	-	-
Interest rate floors	22,664	22,973	Other assets	233	240	Other liabilities	233	240
Indexed options on deposits	73,224	76,984	Other assets	10,549	8,314	-	-	-
Bifurcated embedded options	82,154	72,921	-	-	-	Interest bearing deposits	8,075	6,840
Total derivatives not
designated as
hedging instruments:	$1,645,243	$2,249,232		$61,881	$71,219		$65,521	$75,505
Total derivative assets
and liabilities	$1,782,544	$2,505,712		$61,887	$72,993		$66,700	$76,344

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2011
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(2,294)	Trading account profit	$(302)	$(116)
Total	$(2,294)		$(302)	$(116)

Year ended December 31, 2010
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(1,228)	Trading account profit	$(964)	$-
Total	$(1,228)		$(964)	$-

Year ended December 31, 2009
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(1,419)	Trading account profit	$(4,535)	$125
Interest rate swaps	-	Interest expense	(2,380)	-
Total	$(1,419)		$(6,915)	$125

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2011	2010	2009
Forward contracts	Trading account profit	$(41,837)	$(15,791)	$(12,485)
Interest rate swaps	Other operating income	(1,382)	(910)	(6,468)
Credit derivatives	Other operating income	-	-	(2,599)
Foreign currency forward contracts	Other operating income	23	10	25
Foreign currency forward contracts	Interest expense	3	3	(4)
Indexed options on deposits	Interest expense	(20)	1,247	1,209
Bifurcated embedded options	Interest expense	920	408	788
Total		$(42,293)	$(15,033)	$(19,534)

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis
At December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Balance

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,668	$-	$38,668
Obligations of U.S. Government sponsored entities	-	985,546	-	985,546
Obligations of Puerto Rico, States and political subdivisions	-	58,728	-	58,728
Collateralized mortgage obligations - federal agencies	-	1,697,642	-	1,697,642
Collateralized mortgage obligations - private label	-	57,792	-	57,792
Mortgage-backed securities	-	2,132,134	7,435	2,139,569
Equity securities	3,465	3,451	-	6,916
Other	-	24,962	-	24,962
Total investment securities available-for-sale	$3,465	$4,998,923	$7,435	$5,009,823

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$90,332	$-	$90,332
Collateralized mortgage obligations	-	737	2,808	3,545
Mortgage-backed securities - federal agencies	-	303,428	21,777	325,205
Other	-	13,212	4,036	17,248
Total trading account securities	$-	$407,709	$28,621	$436,330
Mortgage servicing rights	$-	$-	$151,323	$151,323
Derivatives	-	61,887	-	61,887
Total assets	$3,465	$5,468,519	$187,379	$5,659,363

Liabilities
Derivatives	$-	$(66,700)	$-	$(66,700)
Contingent consideration	-	-	(99,762)	(99,762)
Total liabilities	$-	$(66,700)	$(99,762)	$(166,462)

At December 31, 2010

(In thousands)	Level 1	Level 2	Level 3	Balance

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,136	$-	$38,136
Obligations of U.S. Government sponsored entities	-	1,211,304	-	1,211,304
Obligations of Puerto Rico, States and political subdivisions	-	52,702	-	52,702
Collateralized mortgage obligations - federal agencies	-	1,238,294	-	1,238,294
Collateralized mortgage obligations - private label	-	84,938	-	84,938
Mortgage-backed securities	-	2,568,396	7,759	2,576,155
Equity securities	3,952	5,523	-	9,475
Other	-	25,848	-	25,848
Total investment securities available-for-sale	$3,952	$5,225,141	$7,759	$5,236,852

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$16,438	$-	$16,438
Collateralized mortgage obligations	-	769	2,746	3,515
Mortgage-backed securities - federal agencies	-	472,806	20,238	493,044
Other	-	30,423	2,810	33,233
Total trading account securities	$-	$520,436	$25,794	$546,230
Mortgage servicing rights	$-	$-	$166,907	$166,907
Derivatives	-	72,993	-	72,993
Total assets	$3,952	$5,818,570	$200,460	$6,022,982

Liabilities
Derivatives	$-	$(76,344)	$-	$(76,344)
Trading liabilities	-	(10,459)	-	(10,459)
Equity appreciation instrument	-	(9,945)	-	(9,945)
Contingent consideration	-	-	(92,994)	(92,994)
Total liabilities	$-	$(96,748)	$(92,994)	$(189,742)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
Year ended December 31, 2011
								Changes in
								unrealized
								gains
								(losses)
								included in
			Gains					earnings/OCI
			(losses)					related to
			included					assets still
	Balance at	Initial	in				Balance at	held at
	December 31,	fair value on	earnings/				December 31,	December 31,
(In millions)	2010	acquisition	OCI	Purchases	Sales	Settlements	2011	2011
Assets
Investment securities
available-for-sale:
Mortgage-backed securities	$8	$-	$-	$-	$-	$(1)	$7	$-
Total investment securities
available-for-sale	$8	$-	$-	$-	$-	$(1)	$7	$- [a]
Trading account securities:
Collateralized mortgage obligations	$3	$-	$-	$-	$-	$-	$3	$-
Mortgage- backed securities-
federal agencies	20	-	-	14	(10)	(2)	22	-
Other	3	-	-	4	(3)	-	4	1
Total trading account securities	$26	$-	$-	$18	$(13)	$(2)	$29	$1 [b]
Mortgage servicing rights	$167	$-	$(37)	$21	$-	$-	$151	$(20) [c]
Total assets	$201	$-	$(37)	$39	$(13)	$(3)	$187	$(19)
Liabilities
Contingent consideration	$(93)	$(1)	$(6)	$-	$-	$-	$(100)	$(6) [d]
Total liabilities	$(93)	$(1)	$(6)	$-	$-	$-	$(100)	$(6)

Year ended December 31, 2010
										Changes in
										unrealized
										gains
										(losses)
										included in
			Gains							earnings/OCI
			(losses)							related to
		Initial	included							assets still
	Balance at	fair value	in					Transfers	Balance at	held at
	December 31,	on	earnings/					in (out) of	December 31,	December 31,
(In millions)	2009	acquisition	OCI	Issuances	Purchases	Sales	Settlements	Level 3	2010	2010
Assets
Investment securities
available-for-sale:
Mortgage-backed securities	$34	$-	$1	$3	$-	$-	$(3)	$(27)	$8	$-
Total investment securities
available-for-sale	$34	$-	$1	$3	$-	$-	$(3)	$(27)	$8	$- [a]
Trading account securities:
Collateralized mortgage
obligations	$3	$-	$-	$-	$-	$-	$-	$-	$3	$-
Mortgage-backed securities -
federal agencies	224	-	3	-	23	(49)	(11)	(170)	20	-
Other	3	-	-	-	1	(1)	-	-	3	-
Total trading account securities	$230	$-	$3	$-	$24	$(50)	$(11)	$(170)	$26	$- [b]
Mortgage servicing rights	$170	$-	$(23)	$-	$20	$-	$-	$-	$167	$(17) [c]
Total assets	$434	$-	$(19)	$3	$44	$(50)	$(14)	$(197)	$201	$(17)
Liabilities
Contingent consideration	$-	$(89)	$(4)	$-	$-	$-	$-	$-	$(93)	$(4) [d]
Total liabilities	$-	$(89)	$(4)	$-	$-	$-	$-	$-	$(93)	$(4)

Year ended December 31, 2009
					Changes in
					unrealized
					gains
					(losses)
					included in
		Gains			earnings/OCI
		(losses)			related to
		included			assets still
	Balance at	in	Purchases,	Balance at	held at
	December 31,	earnings/	sales, issuances,	December 31,	December 31,
(In millions)	2008	OCI	and settlements (net)	2009	2009
Assets
Investment securities available-for-sale:
Mortgage-backed securities	$37	$-	$(3)	$34	$-
Total investment securities available-for-sale	$37	$-	$(3)	$34	$- [a]
Trading account securities:
Collateralized mortgage obligations	$3	$-	$-	$3	$-
Mortgage-backed securities -
federal agencies	292	3	(71)	224	6
Other	5	(1)	(1)	3	-
Total trading account securities	$300	$2	$(72)	$230	$6 [b]
Mortgage servicing rights	$176	$(31)	$25	$170	$(18) [c]
Loans measured at fair value
pursuant to fair value option	$5	$1	$(6)	$-	$- [d]
Total assets	$518	$(28)	$(56)	$434	$(12)

Gains and Losses (Realized and Unrealized) Included in Earnings for Level 3 Assets and Liabilities
	2011		2010		2009
		Changes in unrealized		Changes in unrealized		Changes in unrealized
	Total gains	gains (losses)	Total gains	gains (losses)	Total gains	gains (losses)
	(losses) included	relating to assets still	(losses) included	relating to assets still	(losses) included	relating to assets still
(In millions)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
FDIC loss share
(expense) income	$(6)	$(6)	$(4)	$(4)	$-	$-
Other service fees	(37)	(20)	(23)	(17)	(31)	(18)
Trading account profit	-	1	3	-	2	6
Loss from discontinued
operations, net of tax	-	-	-	-	1	-
Total	$(43)	$(25)	$(24)	$(21)	$(28)	$(12)

Aggregate Fair Value Measurements of Assets
	Carrying value at December 31, 2011			Carrying value at December 31, 2010			Carrying value at December 31, 2009
(In millions)	Level 3	Total	Write-downs	Level 3	Total	Write-downs	Level 3	Total	Write-downs
Loans[1]	$96	$96	$(6)	$204	$204	$(14)	$877	$877	$(250)
Loans held-for-sale [2]	84	84	(30)	671	671	(342)	-	-	(3)
Other real estate owned [3]	91	91	(23)	45	45	(28)	60	60	(28)
Other foreclosed assets[3]	-	-	(1)	-	-	(1)	5	5	(1)
Total	$271	$271	$(60)	$920	$920	$(385)	$942	$942	$(282)

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Carrying or Notional Amounts and Estimated Fair Values for Financial Instruments
	December 31, 2011		December 31, 2010
(In thousands)	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets:
Cash and money market investments	$1,911,456	$1,911,456	$1,431,668	$1,431,668
Trading account securities	436,331	436,331	546,713	546,713
Investment securities available-for-sale	5,009,823	5,009,823	5,236,852	5,236,852
Investment securities held-to-maturity	125,383	125,254	122,354	120,873
Other investment securities	179,880	181,583	163,513	165,233
Loans held-for-sale	363,093	390,783	893,938	902,371
Loans not covered under loss sharing
agreement with the FDIC	19,912,233	16,753,889	19,934,810	17,137,805
Loans covered under loss sharing
agreements with the FDIC	4,223,758	4,663,327	4,836,882	4,744,680
FDIC loss share asset	1,915,128	1,755,295	2,410,219	2,475,158
Financial Liabilities:
Deposits	$27,942,127	$28,057,343	$26,762,200	$26,873,408
Assets sold under agreements to repurchase	2,141,097	2,273,802	2,412,550	2,503,320
Other short-term borrowings	296,200	296,200	364,222	364,222
Notes payable	1,856,372	1,722,831	4,170,183	4,067,818
Contingent consideration	99,762	99,762	92,994	92,994
Equity appreciation instrument	-	-	9,945	9,945

(In thousands)	Notional amount	Fair value	Notional amount	Fair value
Commitments to extend credit	$6,231,213	$2,062	$5,879,051	$983
Letters of credit	136,341	2,339	152,596	3,318

Net income (loss) per common share (Tables)	12 Months Ended
Dec. 31, 2011
Computation of Net Income (Loss) Per Common Share ("EPS"), Basic and Diluted

(In thousands, except per share information)	2011	2010	2009
Net income (loss) from continuing operations	$151,325	$137,401	$(553,947)
Net loss from discontinued operations	-	-	(19,972)
Preferred stock dividends	(3,723)	(310)	(39,857)
Deemed dividend on preferred stock[1]	-	(191,667)	-
Preferred stock discount accretion	-	-	(4,515)
Favorable impact from exchange of shares of Series A
and B preferred stock for common stock, net of issuance
costs	-	-	230,388
Favorable impact from exchange of Series C preferred stock
for trust preferred securities	-	-	485,280
Net income (loss) applicable to common stock	$147,602	$(54,576)	$97,377
Average common shares outstanding	1,021,793,932	885,154,040	408,229,498
Average potential dilutive common shares	1,101,030	-	-
Average common shares outstanding - assuming dilution	1,022,894,962	885,154,040	408,229,498
Basic and diluted EPS from continuing operations	$0.14	$(0.06)	$0.29
Basic and diluted EPS from discontinued operations	-	-	(0.05)
Basic and dilutive EPS	$0.14	$(0.06)	$0.24

Other service fees (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Other Service Fees Table [Text Block]
(In thousands)	2011	2010	2009
Debit card fees	$49,459	$100,639	$110,040
Insurance fees	54,390	49,768	50,132
Credit card fees and discounts	49,049	84,786	94,636
Sale and administration of investment products	34,388	37,783	34,134
Mortgage servicing fees, net of fair value adjustments	12,098	24,801	15,086
Trust fees	15,333	14,217	12,455
Processing fees	6,839	45,055	55,005
Other fees	18,164	20,455	22,699
Total other service fees	$239,720	$377,504	$394,187

Employee benefits (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Allocation Of Plan Assets Table Text Block
	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans
	2011	2010
Shares of Popular, Inc. common stock	2,745,720	2,745,720
Fair value of shares of Popular, Inc. common stock	$3,816,551	$8,621,561
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements
	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$603,254	$557,308	$30,301	$26,396
Interest cost	31,139	31,513	1,581	1,537
Termination benefit loss	15,559	-	-	-
Actuarial loss	87,403	58,019	5,695	3,235
Benefits paid	(30,906)	(43,586)	(1,138)	(867)
Benefit obligation at end of year	$706,449	$603,254	$36,439	$30,301
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$442,566	$413,631	$22,012	$20,501
Actual return on plan assets	14,929	45,932	757	2,333
Employer contributions	124,552	26,589	6,751	45
Benefits paid	(30,906)	(43,586)	(1,138)	(867)
Fair value of plan assets at end of year	$551,141	$442,566	$28,382	$22,012
Amounts recognized in accumulated other comprehensive loss:
Net loss	$281,431	$176,910	$14,387	$8,237
Accumulated other comprehensive loss (AOCL)	$281,431	$176,910	$14,387	$8,237
Reconciliation of net liabilities:
Net liabilities at beginning of year	$(160,688)	$(143,677)	$(8,289)	$(5,896)
Amount recognized in AOCL at beginning of year, pre-tax	176,910	146,935	8,237	6,119
Amount prepaid (accrued) at beginning of year	16,222	3,258	(52)	223
Net periodic benefit credit (cost)	908	(9,396)	(369)	(320)
Additional benefit cost	(15,559)	(4,229)	-	-
Contributions	124,552	26,589	6,751	45
Amount prepaid (accrued) at end of year	126,123	16,222	6,330	(52)
Amount recognized in AOCL	(281,431)	(176,910)	(14,387)	(8,237)
Net liabilities at end of year	$(155,308)	$(160,688)	$(8,057)	$(8,289)

Schedule Of Breakdown Of Pension And Restoration Plans Liabilities
	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Current liabilities	$-	$-	$50	$51
Non-current liabilities	155,308	160,688	8,007	8,238

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Projected benefit obligation	$706,449	$603,254	$36,439	$30,301
Accumulated benefit obligation	706,449	603,254	36,439	30,301
Fair value of plan assets	551,141	442,566	28,382	22,012

Schedule Actuarial Assumptions Used To Determined The Benefit Obligation
	2011	2010
Discount rate:
P.R. Plans	4.40%	5.30%
Rate of compensation increase - weighted average:
P.R. Plans	-	-

Schedule of Assumptions Used [Table Text Block]
	Pension plans			Benefit restoration plans
	2011	2010	2009	2011	2010	2009
Discount rate:
P.R. Plans	5.30%	5.90%	6.10%	5.30%	5.90%	6.10%
U.S. Plans	0	0	4.00	0	0	0
Discount rate at remeasurement	0	0	6.70%	0	0	6.70%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Rate of compensation increase - weighted average:
P.R. Plans	0	0	4.50%	0	0	4.50%

Schedule Of Employer Contribution To Benefit Plan
(In thousands)	2012
Pension plan	$-
Benefit restoration plans	$50

Schedule Of Changes In Accumulated Postemployment Benefit Obligations Table Text Block
(In thousands)	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of the year	$164,313	$111,628
Service cost	2,016	1,727
Interest cost	8,543	6,434
Temporary deviation loss	437	86
Termination benefit loss	-	671
Benefits paid	(6,108)	(5,068)
Actuarial loss	11,788	$48,835
Benefit obligation end of year	$180,989	164,313
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(200)	$(1,161)
Net loss	37,669	26,949
Accumulated other comprehensive loss	$37,469	$25,788
Reconciliation of net liability:
Net liability at beginning of year	$(164,313)	$(111,628)
Amount recognized in accumulated other comprehensive loss (income) at beginning of year, pre-tax	25,788	(25,268)
Amount accrued at beginning of year	(138,525)	(136,896)
Additional benefit cost	(437)	(757)
Net periodic benefit cost	(10,666)	(5,940)
Contributions	6,108	5,068
Amount accrued at end of year	(143,520)	(138,525)
Amount recognized in accumulated other comprehensive loss	(37,469)	(25,788)
Net liability at end of year	$(180,989)	$(164,313)

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities

(In thousands)	2011	2010
Current liabilities	$6,939	$6,159
Non-current liabilities	174,050	158,154

Schedule Of Discount Rate Assumed Health Care Cost Trend Rates Used To Determined The Benefit Obligation And Net Periodic Benefit Cost
To determine benefit obligation:	2011	2010
Discount rate	4.40%	5.30%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	25.00%
All other plans	7.00	6.50
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2014

To determine net periodic benefit cost:	2011	2010	2009
Discount rate	5.30%	5.90%	6.10%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	7.00%	7.50%
All other plans	6.50	7.00	7.50
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2014	2014	2014

Schedule Of Effects Of Changes In The Assumed Health Care Cost Trend Rates
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$299	$(370)
Effect on postretirement benefit obligation	$6,680	$(7,837)

Excluding Interest In Master Trust [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
	2011				2010
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities	$3,817	$-	$-	$3,817	$8,622	$-	$-	$8,622
Private equity investments	-	-	937	937	-	-	836	836
Cash and cash equivalents	96	-	-	96	18	-	-	18
Total assets, excluding interest in Master Trust	$3,913	$-	$937	$4,850	$8,640	$-	$836	$9,476

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2011	2010
Balance at beginning of year	$836	$939
Actual return on plan assets:
Change in unrealized gain (loss) relating to instruments still held at the reporting date	101	(48)
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Purchases, sales, issuances, settlements, paydowns and maturities (net)	-	(55)
Transfers in and / or out of Level 3	-	-
Balance at end of year	$937	$836

Master Trust [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
	2011				2010
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$182,892	$-	$182,892	$-	$50,417	$-	$50,417
Corporate bonds and debentures	-	44,463	-	44,463	-	47,263	-	47,263
Equity securities	239,754	-	-	239,754	228,054	-	-	228,054
Index fund - equity	39,897	-	-	39,897	2,267	-	-	2,267
Index fund - fixed income	-	2,396	-	2,396	-	2,284	-	2,284
Foreign equity fund	-	59,699	-	59,699	-	65,491	-	65,491
Foreign index fund	-	24,676	-	24,676	-	-	-	-
Commodity fund	-	14,568	-	14,568	-	17,409	-	17,409
Mortgage-backed securities	-	10,570	-	10,570	-	72,959	-	72,959
Private equity investments	-	-	937	937	-	-	836	836
Cash and cash equivalents	10,490	-	-	10,490	25,926	-	-	25,926
Accrued investment income	-	-	1,574	1,574	-	-	1,655	1,655
Total assets	$290,141	$339,264	$2,511	$631,916	$256,247	$255,823	$2,491	$514,561

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2011	2010
Balance at beginning of year	$2,491	$2,613
Actual return on plan assets:
Change in unrealized gain (loss) relating to instruments still held at the reporting date	101	(58)
Settlements	(81)	(64)
Balance at end of year	$2,511	$2,491

Pension Plan
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	Pension plans		Benefit restoration plans
	2011	2010	2011	2010
Accumulated other comprehensive loss at beginning of year	$176,910	$146,935	$8,237	$6,119
Increase (decrease) in AOCL:
Recognized during the year:
Actuarial losses	(11,314)	(12,974)	(591)	(397)
Occurring during the year:
Net actuarial losses	115,835	42,949	6,741	2,515
Total increase in AOCL	104,521	29,975	6,150	2,118
Accumulated other comprehensive loss at end of year	$281,431	$176,910	$14,387	$8,237

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	Pension plans	Benefit restoration plans
Net loss	$21,703	$1,293

Components of Net Periodic Pension/Postretirement Benefit Cost
	Pension plans			Benefit restoration plans
(In thousands)	2011	2010	2009	2011	2010	2009
Service cost	$-	$-	$3,330	$-	$-	$340
Interest cost	31,139	31,513	32,672	1,581	1,537	1,616
Expected return on plan assets	(43,361)	(30,862)	(25,543)	(1,803)	(1,614)	(1,239)
Amortization of prior service cost (credit)	-	-	44	-	-	(9)
Recognized net actuarial loss	11,314	8,745	13,794	591	397	869
Net periodic benefit (credit) cost	(908)	9,396	24,297	369	320	1,577
Settlement loss	-	4,229	-	-	-	-
Termination benefit loss	15,559	-	-	-	-	-
Curtailment loss (gain)	-	-	820	-	-	(340)
Total benefit cost	$14,651	$13,625	$25,117	$369	$320	$1,237

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
2012	$43,642	$1,414
2013	35,973	1,543
2014	35,986	1,670
2015	36,283	1,896
2016	36,871	2,000
2017 - 2021	193,834	11,079

Postretirement Benefit Plan
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	2011	2010
Accumulated other comprehensive loss (income) at beginning of year	$25,788	$(25,268)
Increase (decrease) in accumulated other comprehensive loss (income):
Recognized during the year:
Prior service credit	961	1,046
Actuarial (losses) gains	(1,068)	1,175
Occurring during the year:
Net actuarial losses	11,788	48,835
Total increase in accumulated other comprehensive loss	11,681	51,056
Accumulated other comprehensive loss at end of year	$37,469	$25,788

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	2012
Net prior service credit	$(200)
Net loss	$2,161

Components of Net Periodic Pension/Postretirement Benefit Cost
(In thousands)	2011	2010	2009
Service cost	$2,016	$1,727	$2,195
Interest cost	8,543	6,434	8,105
Amortization of prior service credit	(961)	(1,046)	(1,046)
Recognized net actuarial loss (gain)	1,068	(1,175)	-
Net periodic benefit cost	10,666	5,940	9,254
Temporary deviation loss	437	86	-
Termination benefit loss	-	671	-
Total benefit cost	$11,103	$6,697	$9,254

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)
2012	$7,438
2013	7,472
2014	7,666
2015	7,872
2016	8,185
2017 - 2021	46,871

Pensions And Benefit Restoration Plans [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
(In thousands)	2011	2010
Investments, at fair value:
Allocated share of Master Trust net assets	$574,673	$455,102
Popular, Inc. common stock	3,817	8,622
Private equity investment	937	836
Total investments	579,427	464,560
Receivables:
Cash and cash equivalents	96	18
Total assets	$579,523	$464,578

Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Options Outstanding
(Not in thousands)
Exercise price range per share			Options outstanding	Weighted-average exercise price of options outstanding	Weighted-average remaining life of options outstanding in years	Options exercisable (fully vested)	Weighted-average exercise price of options exercisable
$14.39	-	$18.50	985,702	$15.85	0.76	985,702	$15.85
$19.25	-	$27.20	1,083,749	$25.27	2.51	1,083,749	$25.27
$14.39	-	$27.20	2,069,451	$20.78	1.68	2,069,451	$20.78

Summary of Stock Option Activity
(Not in thousands)	Options outstanding	Weighted-average exercise price
Outstanding at January 1, 2009	2,965,843	$20.59
Granted	-	-
Exercised	-	-
Forfeited	(59,631)	26.42
Expired	(353,549)	19.25
Outstanding at December 31, 2009	2,552,663	$20.64
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(277,497)	20.43
Outstanding at December 31, 2010	2,275,166	$20.67
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(205,715)	19.55
Outstanding at December 31, 2011	2,069,451	$20.78

Management
Summary of Restricted Stock Activity Under the Incentive Plan
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Non-vested at January 1, 2009	248,339	$22.83
Vested	(104,791)	21.93
Forfeited	(5,036)	19.95
Non-vested at December 31, 2009	138,512	$23.62
Granted	1,525,416	2.70
Vested	(340,879)	7.87
Forfeited	(191,313)	3.24
Non-vested at December 31, 2010	1,131,736	$3.61
Granted	1,559,463	3.24
Vested	(51,563)	9.00
Forfeited	(220,293)	4.20
Non-vested at December 31, 2011	2,419,343	$3.20

Director
Summary of Restricted Stock Activity Under the Incentive Plan
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2009	-	-
Granted	270,515	$2.62
Vested	(270,515)	2.62
Forfeited	-	-
Non-vested at December 31, 2009	-	-
Granted	305,898	$2.95
Vested	(305,898)	2.95
Forfeited	-	-
Non-vested at December 31, 2010	-	-
Granted	301,632	$2.67
Vested	(301,632)	2.67
Forfeited	-	-
Non-vested at December 31, 2011	-	-

Rental expense and commitments (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leased Assets [Line Items]
Schedule of Rent Expense [Table Text Block]
Year	Minimum payments
(In thousands)
2012	$41,054
2013	38,790
2014	37,189
2015	35,179
2016	30,921
Later years	193,478
$376,611

Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2011	2010	2009
Current income tax expense:
Puerto Rico	$107,343	$119,729	$75,368
Federal and States	1,722	628	3,012
Subtotal	109,065	120,357	78,380
Deferred income tax (benefit) expense:
Puerto Rico	(99,636)	(510)	(54,747)
Federal and States	2,211	(11,617)	(19,584)
Adjustment for enacted changes in income tax laws	103,287	-	(12,351)
Subtotal	5,862	(12,127)	(86,682)
Total income tax expense (benefit)	$114,927	$108,230	$(8,302)

Differences Between Income Tax Expense (Benefit) Applicable to Income Before Income Taxes and Amount Computed by Applying the Statutory Tax Rate in Puerto Rico
	2011		2010		2009
(Dollar in thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$79,876	30%	$100,586	41%	$(230,241)	41%
Benefit of net tax exempt interest income	(31,379)	(12)	(7,799)	(3)	(50,261)	9
Effect of income subject to preferential
tax rate	(1,802)	(1)	(143,844)	(59)	(1,842)	-
Deferred tax asset valuation allowance	7,192	3	143,754	59	282,933	(50)
Non-deductible expenses	21,756	8	28,130	11	-	-
Difference in tax rates due to multiple
jurisdictions	(8,555)	(3)	13,908	6	40,625	(7)
Initial adjustment in deferred tax due to
change in tax rate	103,287	39	-	-	(12,351)	2
Recognition of tax benefits from previous
years [1]	(53,615)	(20)	-	-	-	-
States taxes and others	(1,833)	(1)	(26,505)	(11)	(37,165)	6
Income tax expense (benefit)	$114,927	43%	$108,230	44%	$(8,302)	1%

Components of Deferred Tax Assets and Liabilities
(In thousands)	2011	2010
Deferred tax assets:
Tax credits available for carryforward	$3,459	$5,833
Net operating loss and other carryforward available	1,174,488	1,222,717
Postretirement and pension benefits	104,663	131,508
Deferred loan origination fees	6,788	8,322
Allowance for loan losses	605,105	426,180
Deferred gains	11,763	13,056
Accelerated depreciation	5,527	7,108
Intercompany deferred gains	4,344	5,480
Other temporary differences	27,341	26,063
Total gross deferred tax assets	1,943,478	1,846,267
Deferred tax liabilities:
Differences between the assigned values and the tax bases of assets and liabilities
recognized in purchase business combinations	32,293	31,846
Difference in outside basis between financial and tax reporting on sale of a business	20,721	11,120
FDIC-assisted transaction	142,000	96,940
Unrealized net gain on trading and available-for-sale securities	73,991	52,186
Deferred loan origination costs	4,277	6,911
Other temporary differences	6,187	1,392
Total gross deferred tax liabilities	279,469	200,395
Valuation allowance	1,259,358	1,268,589
Net deferred tax asset	$404,651	$377,283

Summary of Operating Loss Carryforwards [Table Text Block]
(In thousands)
2013	$1,447
2016	7,320
2017	8,542
2018	16,239
2019	230
2021	76
2022	971
2023	1,248
2027	65,165
2028	510,675
2029	195,014
2030	193,707
2031	138,154
$1,138,788

Reconciliation of Unrecognized Tax Benefits
(In millions)
Balance at January 1, 2010	$41.8
Additions for tax positions related to 2010	4.4
Additions for tax positions taken in prior years	3.5
Reduction as a result of lapse of statute of limitations	(4.9)
Reduction for tax positions of prior years	(4.2)
Reduction as a result of settlements	(14.3)
Balance at December 31, 2010	$26.3
Additions for tax positions related to 2011	3.7
Additions for tax positions taken in prior years	2.1
Reduction as a result of lapse of statute of limitations	(6.0)
Reduction as a result of settlements	(6.6)
Balance at December 31, 2011	$19.5

Supplemental disclosure on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2011
Additional Disclosures on Cash Flow Information and Non-Cash Activities

(In thousands)	2011	2010	2009

Income taxes paid	$171,818	$41,052	$23,622
Interest paid	517,980	682,943	801,475

Non-cash activities:
Loans transferred to other real estate	$229,064	$183,901	$146,043
Loans transferred to other property	26,148	37,383	37,529
Total loans transferred to foreclosed assets	255,212	221,284	183,572
Transfers from loans held-in-portfolio to loans held-for-sale	121,225	1,020,889	33,072
Transfers from loans held-for-sale to loans held-in-portfolio	28,535	12,388	180,735
Loans securitized into investment securities[1]	1,101,800	817,528	1,355,456
Net (recoveries) write-downs related to loans transferred to loans held-for-sale	(1,101)	327,207	-
Securities sold not yet delivered	69,535	23,055	29,988
Recognition of mortgage servicing rights on securitizations
or asset transfers	19,971	15,326	23,795
Gain on retained interest (sale of EVERTEC)	-	93,970	-
Treasury stock retired	-	-	207,139
Change in par value of common stock	-	-	1,689,389
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	102,353	-	-
Conversion of preferred stock to common stock:
Preferred stock converted	-	(1,150,000)	-
Common stock issued	-	1,341,667	-
Trust preferred securities exchanged for new common stock issued:
Trust preferred securities exchanged	-	-	(397,911)
Common stock issued	-	-	317,652
Preferred stock exchanged for new common stock issued:
Preferred stock exchanged (Series A and B)	-	-	(524,079)
Common stock issued	-	-	293,691
Preferred stock exchanged for new trust preferred securities issued:
Preferred stock exchanged (Series C)	-	-	(901,165)
Trust preferred securities issued (junior subordinated debentures)	-	-	415,885
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Results of Operations and Total Assets
December 31, 2011
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,240,700	$295,602	$-
Provision for loan losses	487,238	88,482	-
Non-interest income	488,459	74,896	-
Amortization of intangibles	6,933	2,721	-
Depreciation expense	37,180	7,665	-
Loss on early extinguishment of debt	693	-	-
Other operating expenses	845,821	237,967	-
Income tax expense	119,819	3,745	-
Net income	$231,475	$29,918	$-
Segment assets	$28,423,064	$8,581,209	$(26,447)

December 31, 2011
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,536,302	$(105,267)	$957	$1,431,992
Provision for loan losses	575,720	-	-	575,720
Non-interest income	563,355	66,473	(69,551)	560,277
Amortization of intangibles	9,654	-	-	9,654
Depreciation expense	44,845	1,601	-	46,446
Loss on early extinguishment of debt	693	8,000	-	8,693
Other operating expenses	1,083,788	71,586	(69,870)	1,085,504
Income tax expense (benefit)	123,564	(9,145)	508	114,927
Net income (loss)	$261,393	$(110,836)	$768	$151,325
Segment assets	$36,977,826	$5,348,638	$(4,978,032)	$37,348,432

December 31, 2010
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,095,932	$309,985	$-
Provision for loan losses	609,630	402,250	-
Non-interest income	448,301	54,570	-
Amortization of intangibles	5,449	3,181	-
Depreciation expense	38,364	9,109	-
Loss on early extinguishment of debt	1,171	21,866	-
Other operating expenses	815,947	264,110	-
Income tax expense	27,120	4,318	-
Net income (loss)	$46,552	$(340,279)	$-
Segment assets	$29,429,358	$8,973,984	$(28,662)

December 31, 2010
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,405,917	$(111,747)	$695	$1,294,865
Provision for loan losses	1,011,880	-	-	1,011,880
Non-interest income	502,871	912,555	(127,233)	1,288,193
Amortization of intangibles	8,630	543	-	9,173
Depreciation expense	47,473	11,388	-	58,861
Loss on early extinguishment of debt	23,037	15,750	-	38,787
Other operating expenses	1,080,057	263,270	(124,601)	1,218,726
Income tax expense	31,438	76,995	(203)	108,230
Net (loss) income	$(293,727)	$432,862	$(1,734)	$137,401
Segment assets	$38,374,680	$5,583,501	$(5,143,183)	$38,814,998

December 31, 2009
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$866,589	$315,469	$-
Provision for loan losses	623,532	782,275	-
Non-interest income	666,779	30,231	-
Amortization of intangibles	5,031	3,641	-
Depreciation expense	37,680	10,811	(22)
Loss on early extinguishment of debt	1,959	-	-
Other operating expenses	708,207	299,726	(3)
Income tax benefit	(1,308)	(24,896)	11
Net income (loss)	$158,267	$(725,857)	$14
Segment assets	$23,611,755	$10,846,748	$(40,150)

December 31, 2009
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,182,058	$(81,817)	$1,012	$1,101,253
Provision for loan losses	1,405,807	-	-	1,405,807
Non-interest income	697,010	337,182	(137,691)	896,501
Amortization of intangibles	8,672	810	-	9,482
Depreciation expense	48,469	15,982	-	64,451
Loss (gain) on early extinguishment of debt	1,959	(78,337)	(1,922)	(78,300)
Other operating expenses	1,007,930	281,938	(131,305)	1,158,563
Income tax (benefit) expense	(26,193)	17,295	596	(8,302)
Net (loss) income	$(567,576)	$17,677	$(4,048)	$(553,947)
Segment assets	$34,418,353	$5,546,045	$(5,228,073)	$34,736,325

December 31, 2011
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$501,946	$727,050	$11,600	$104	$1,240,700
Provision for loan losses	356,905	130,333	-	-	487,238
Non-interest income	173,764	209,100	105,632	(37)	488,459
Amortization of intangibles	103	6,175	655	-	6,933
Depreciation expense	16,928	19,297	955	-	37,180
Loss on early extinguishment of debt	693	-	-	-	693
Other operating expenses	257,830	523,423	64,759	(191)	845,821
Income tax expense	38,332	67,678	13,707	102	119,819
Net income	$4,919	$189,244	$37,156	$156	$231,475
Segment assets	$13,643,862	$20,035,526	$1,225,247	$(6,481,571)	$28,423,064

December 31, 2010
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$443,242	$643,076	$9,392	$222	$1,095,932
Provision for loan losses	464,214	145,416	-	-	609,630
Non-interest income	133,674	211,242	103,552	(167)	448,301
Amortization of intangibles	558	4,313	578	-	5,449
Depreciation expense	16,760	20,464	1,140	-	38,364
Loss on early extinguishment of debt	1,171	-	-	-	1,171
Other operating expenses	272,755	477,859	65,619	(286)	815,947
Income tax (benefit) expense	(68,791)	79,206	16,575	130	27,120
Net (loss) income	$(109,751)	$127,060	$29,032	$211	$46,552
Segment assets	$15,625,030	$21,483,403	$462,771	$(8,141,846)	$29,429,358

December 31, 2009
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$299,668	$554,677	$11,716	$528	$866,589
Provision for loan losses	427,501	196,031	-	-	623,532
Non-interest income	159,242	407,527	100,698	(688)	666,779
Amortization of intangibles	162	4,177	692	-	5,031
Depreciation expense	16,187	20,237	1,256	-	37,680
Loss on early extinguishment of debt	1,959	-	-	-	1,959
Other operating expenses	211,933	434,337	62,211	(274)	708,207
Income tax (benefit) expense	(105,470)	87,281	16,831	50	(1,308)
Net (loss) income	$(93,362)	$220,141	$31,424	$64	$158,267
Segment assets	$9,679,767	$17,285,538	$467,645	$(3,821,195)	$23,611,755

December 31, 2011
Banco Popular North America
	Banco Popular			Total Banco Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$294,224	$1,378	$-	$295,602
Provision for loan losses	61,753	26,729	-	88,482
Non-interest income	69,269	5,627	-	74,896
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	7,665	-	-	7,665
Other operating expenses	229,998	7,969	-	237,967
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,611	$(27,693)	$-	$29,918
Segment assets	$9,289,507	$418,436	$(1,126,734)	$8,581,209

December 31, 2010
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$305,893	$4,148	$(56)	$309,985
Provision for loan losses	400,077	2,173	-	402,250
Non-interest income (loss)	73,032	(18,462)	-	54,570
Amortization of intangibles	3,181	-	-	3,181
Depreciation expense	8,539	570	-	9,109
Loss on early extinguishment of debt	21,866	-	-	21,866
Other operating expenses	256,855	7,255	-	264,110
Income tax expense	1,589	2,729	-	4,318
Net loss	$(313,182)	$(27,041)	$(56)	$(340,279)
Segment assets	$9,632,188	$490,845	$(1,149,049)	$8,973,984

December 31, 2009
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$303,700	$10,593	$1,176	$315,469
Provision for loan losses	641,668	140,607	-	782,275
Non-interest income (loss)	70,059	(39,706)	(122)	30,231
Amortization of intangibles	3,641	-	-	3,641
Depreciation expense	9,627	1,184	-	10,811
Other operating expenses	283,113	16,610	3	299,726
Income tax benefit	(7,665)	(17,231)	-	(24,896)
Net loss	$(556,625)	$(170,283)	$1,051	$(725,857)
Segment assets	$11,478,201	$560,885	$(1,192,338)	$10,846,748

Geographic Information
Geographic Information

(In thousands)	2011	2010	2009
Revenues:[1]
Puerto Rico	$1,551,518	$2,138,629	$1,566,081
United States	347,460	339,664	306,667
Other	93,291	104,765	125,006
Total consolidated revenues from continuing operations	$1,992,269	$2,583,058	$1,997,754

Schedule Of Selected Balance Sheet Information By Geographical Area Table [Text Block]
Selected Balance Sheet Information
(In thousands)	2011	2010	2009
Puerto Rico
Total assets	$27,410,644	$28,556,279	$22,480,832
Loans	18,594,751	18,729,654	14,176,793
Deposits	20,696,606	19,149,753	16,634,123
United States
Total assets	$8,708,709	$9,087,737	$11,033,114
Loans	5,845,359	6,978,007	8,825,559
Deposits	6,151,959	6,566,710	8,242,604
Other
Total assets	$1,229,079	$1,170,982	$1,222,379
Loans	874,282	751,194	801,557
Deposits [1]	1,093,562	1,045,737	1,048,167
[1] Represents deposits from BPPR operations located in the US and British Virgin Islands.

Popular Inc. Holding Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Balance Sheet [Text Block]
Condensed Consolidating Statement of Condition

	At December 31, 2011
				All other
	Popular Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets
Cash and due from banks	$6,365	$391	$932	$534,796	$(7,202)	$535,282
Money market investments	42,239	15,456	552	1,357,890	(39,963)	1,376,174
Trading account securities, at fair value	-	-	-	436,331	-	436,331
Investment securities available-for-sale, at
fair value	35,700	3,370	-	4,988,390	(17,637)	5,009,823
Investment securities held-to-maturity, at
amortized cost	185,000	1,000	-	124,383	(185,000)	125,383
Other investment securities, at lower of cost
or realizable value	10,850	1	4,492	164,537	-	179,880
Investment in subsidiaries	3,987,287	1,147,617	1,627,313	-	(6,762,217)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	-	363,093	-	363,093
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	249,615	-	-	20,673,552	(219,975)	20,703,192
Loans covered under loss sharing
agreements with the FDIC	-	-	-	4,348,703	-	4,348,703
Less - Unearned income	-	-	-	100,596	-	100,596
Allowance for loan losses	8	-	-	815,300	-	815,308
Total loans held-in-portfolio, net	249,607	-	-	24,106,359	(219,975)	24,135,991
FDIC loss share asset	-	-	-	1,915,128	-	1,915,128
Premises and equipment, net	2,533	-	118	535,835	-	538,486
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	-	172,497	-	172,497
Other real estate covered under loss
sharing agreements with the FDIC	-	-	-	109,135	-	109,135
Accrued income receivable	1,512	15	113	123,858	(289)	125,209
Mortgage servicing assets, at fair value	-	-	-	151,323	-	151,323
Other assets	217,877	78,221	13,222	1,183,103	(30,030)	1,462,393
Goodwill	-	-	-	648,350	-	648,350
Other intangible assets	554	-	-	63,400	-	63,954
Total assets	$4,739,524	$1,246,071	$1,646,742	$36,978,408	$(7,262,313)	$37,348,432
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$-	$5,689,034	$(33,560)	$5,655,474
Interest bearing	-	-	-	22,302,798	(16,145)	22,286,653
Total deposits	-	-	-	27,991,832	(49,705)	27,942,127
Assets sold under agreements to repurchase	-	-	-	2,165,157	(24,060)	2,141,097
Other short-term borrowings	-	-	30,500	459,600	(193,900)	296,200
Notes payable	760,849	-	427,297	668,226	-	1,856,372
Subordinated notes	-	-	-	185,000	(185,000)	-
Other liabilities	59,922	4,901	42,269	1,133,815	(47,024)	1,193,883
Total liabilities	820,771	4,901	500,066	32,603,630	(499,689)	33,429,679
Stockholders' equity:
Preferred stock	50,160	-	-	-	-	50,160
Common stock	10,263	4,066	2	51,564	(55,632)	10,263
Surplus	4,106,134	4,092,743	4,103,208	5,870,287	(14,057,711)	4,114,661
Accumulated deficit	(204,199)	(2,883,705)	(3,013,481)	(1,532,810)	7,421,469	(212,726)
Treasury stock, at cost	(1,057)	-	-	-	-	(1,057)
Accumulated other comprehensive (loss)
income, net of tax	(42,548)	28,066	56,947	(14,263)	(70,750)	(42,548)
Total stockholders' equity	3,918,753	1,241,170	1,146,676	4,374,778	(6,762,624)	3,918,753
Total liabilities and stockholders' equity	$4,739,524	$1,246,071	$1,646,742	$36,978,408	$(7,262,313)	$37,348,432

Condensed Consolidating Statement of Condition

	At December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets
Cash and due from banks	$1,638	$618	$1,576	$451,723	$(3,182)	$452,373
Money market investments	1	7,512	261	979,232	(7,711)	979,295
Trading account securities, at fair value	-	-	-	546,713	-	546,713
Investment securities available-for-sale, at
fair value	35,263	3,863	-	5,216,013	(18,287)	5,236,852
Investment securities held-to-maturity, at
amortized cost	210,872	1,000	-	95,482	(185,000)	122,354
Other investment securities, at lower of cost
or realizable value	10,850	1	4,492	148,170	-	163,513
Investment in subsidiaries	3,836,258	1,096,907	1,578,986	-	(6,512,151)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	-	893,938	-	893,938
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	476,082	1,285	-	20,798,876	(441,967)	20,834,276
Loans covered under loss sharing
agreements with the FDIC	-	-	-	4,836,882	-	4,836,882
Less - Unearned income	-	-	-	106,241	-	106,241
Allowance for loan losses	60	-	-	793,165	-	793,225
Total loans held-in-portfolio, net	476,022	1,285	-	24,736,352	(441,967)	24,771,692
FDIC loss share asset	-	-	-	2,410,219	-	2,410,219
Premises and equipment, net	2,830	-	122	542,501	-	545,453
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	-	161,496	-	161,496
Other real estate covered under loss
sharing agreements with the FDIC	-	-	-	57,565	-	57,565
Accrued income receivable	1,510	33	111	149,101	(97)	150,658
Mortgage servicing assets, at fair value	-	-	-	166,907	-	166,907
Other assets	246,209	86,116	15,105	1,127,870	(25,413)	1,449,887
Goodwill	-	-	-	647,387	-	647,387
Other intangible assets	554	-	-	58,142	-	58,696
Total assets	$4,822,007	$1,197,335	$1,600,653	$38,388,811	$(7,193,808)	$38,814,998
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$-	$4,961,417	$(22,096)	$4,939,321
Interest bearing	-	-	-	21,830,669	(7,790)	21,822,879
Total deposits	-	-	-	26,792,086	(29,886)	26,762,200
Assets sold under agreements to repurchase	-	-	-	2,412,550	-	2,412,550
Other short-term borrowings	-	-	32,500	743,922	(412,200)	364,222
Notes payable	835,793	-	430,121	2,905,554	(1,285)	4,170,183
Subordinated notes	-	-	-	185,000	(185,000)	-
Other liabilities	185,683	3,921	47,169	1,120,650	(52,111)	1,305,312
Total liabilities	1,021,476	3,921	509,790	34,159,762	(680,482)	35,014,467
Stockholders' equity:
Preferred stock	50,160	-	-	-	-	50,160
Common stock	10,229	4,066	2	51,633	(55,701)	10,229
Surplus	4,085,478	4,158,157	4,066,208	5,862,091	(14,077,929)	4,094,005
Accumulated deficit	(338,801)	(2,958,347)	(3,000,682)	(1,714,659)	7,665,161	(347,328)
Treasury stock, at cost	(574)	-	-	-	-	(574)
Accumulated other comprehensive
(loss) income, net of tax	(5,961)	(10,462)	25,335	29,984	(44,857)	(5,961)
Total stockholders' equity	3,800,531	1,193,414	1,090,863	4,229,049	(6,513,326)	3,800,531
Total liabilities and stockholders' equity	$4,822,007	$1,197,335	$1,600,653	$38,388,811	$(7,193,808)	$38,814,998

Condensed Consolidating Statement Of Operations [Text Block]
Condensed Consolidating Statement of Operations

	Year ended December 31, 2011
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$20,000	$-	$-	$-	$(20,000)	$-
Loans	8,913	16	-	1,692,390	(6,962)	1,694,357
Money market investments	8	93	4	3,646	(155)	3,596
Investment securities	16,224	55	322	200,224	(12,884)	203,941
Trading account securities	-	-	-	35,607	-	35,607
Total interest and dividend income	45,145	164	326	1,931,867	(40,001)	1,937,501
Interest Expense:
Deposits	-	-	-	269,892	(405)	269,487
Short-term borrowings	50	-	883	59,230	(4,905)	55,258
Long-term debt	94,565	-	31,438	66,749	(11,988)	180,764
Total interest expense	94,615	-	32,321	395,871	(17,298)	505,509
Net interest (expense) income	(49,470)	164	(31,995)	1,535,996	(22,703)	1,431,992
Provision for loan losses	-	-	-	575,720	-	575,720
Net interest (expense) income
after provision for loan losses	(49,470)	164	(31,995)	960,276	(22,703)	856,272
Service charges on deposit accounts	-	-	-	184,940	-	184,940
Other service fees	-	-	-	255,668	(15,948)	239,720
Net (loss) gain on sale and valuation adjustments of
investment securities	-	(87)	-	10,931	-	10,844
Trading account profit	-	-	-	5,897	-	5,897
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	30,891	-	30,891
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(33,068)	-	(33,068)
FDIC loss share income	-	-	-	66,791	-	66,791
Fair value change in equity appreciation instrument	-	-	-	8,323	-	8,323
Other operating income (loss)	23,145	33,543	(499)	41,522	(51,772)	45,939
Total non-interest income (loss)	23,145	33,456	(499)	571,895	(67,720)	560,277
Operating Expenses:
Personnel costs	28,524	471	-	424,375	-	453,370
Net occupancy expenses	3,396	32	3	95,427	3,461	102,319
Equipment expenses	3,210	4	-	40,626	-	43,840
Other taxes	2,269	-	-	49,616	-	51,885
Professional fees	10,820	203	11	256,791	(72,883)	194,942
Communications	421	10	10	26,674	-	27,115
Business promotion	1,894	-	-	53,173	-	55,067
FDIC deposit insurance	-	-	-	93,728	-	93,728
Loss on early extinguishment of debt	8,000	-	-	693	-	8,693
Other real estate owned (OREO) expenses	-	-	-	21,778	-	21,778
Other operating expenses	(49,468)	3,872	443	135,337	(2,278)	87,906
Amortization of intangibles	-	-	-	9,654	-	9,654
Total operating expenses	9,066	4,592	467	1,207,872	(71,700)	1,150,297
(Loss) income before income tax
and equity in earnings (losses) of subsidiaries	(35,391)	29,028	(32,961)	324,299	(18,723)	266,252
Income tax expense (benefit)	2,786	4,888	(955)	107,700	508	114,927
(Loss) income before equity in
earnings (losses) of subsidiaries	(38,177)	24,140	(32,006)	216,599	(19,231)	151,325
Equity in undistributed earnings (losses) of
subsidiaries	189,502	(13,398)	19,206	-	(195,310)	-
Net Income (Loss)	$151,325	$10,742	$(12,800)	$216,599	$(214,541)	$151,325

Condensed Consolidating Statement of Operations

	Year ended December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$168,100	$7,500	$-	$-	$(175,600)	$-
Loans	7,627	19	-	1,675,477	(6,389)	1,676,734
Money market investments	55	252	2	5,383	(308)	5,384
Investment securities	23,579	31	322	235,521	(21,243)	238,210
Trading account securities	-	-	-	27,918	-	27,918
Total interest and dividend income	199,361	7,802	324	1,944,299	(203,540)	1,948,246
Interest Expense:
Deposits	-	-	-	351,180	(299)	350,881
Short-term borrowings	46	-	510	65,550	(5,828)	60,278
Long-term debt	111,763	-	30,586	121,328	(21,455)	242,222
Total interest expense	111,809	-	31,096	538,058	(27,582)	653,381
Net interest income (expense)	87,552	7,802	(30,772)	1,406,241	(175,958)	1,294,865
Provision for loan losses	-	-	-	1,011,880	-	1,011,880
Net interest income (expense)
after provision for loan losses	87,552	7,802	(30,772)	394,361	(175,958)	282,985
Service charges on deposit accounts	-	-	-	195,803	-	195,803
Other service fees	-	-	-	382,350	(4,846)	377,504
Net gain on sale and valuation adjustments of
investment securities	-	-	-	3,992	-	3,992
Trading account profit	-	-	-	16,404	-	16,404
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	15,874	-	15,874
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(72,013)	-	(72,013)
FDIC loss share expense	-	-	-	(25,751)	-	(25,751)
Fair value change in equity appreciation instrument	-	-	-	42,555	-	42,555
Gain on sale of processing and technology business	640,802	-	-	-	-	640,802
Other operating income (loss)	3,282	21,807	(3,980)	90,546	(18,632)	93,023
Total non-interest income (loss)	644,084	21,807	(3,980)	649,760	(23,478)	1,288,193
Operating Expenses:
Personnel costs	22,575	439	-	491,583	(399)	514,198
Net occupancy expenses	2,941	34	3	112,240	985	116,203
Equipment expenses	2,887	2	-	82,962	-	85,851
Other taxes	1,816	-	-	48,792	-	50,608
Professional fees	31,590	22	11	154,347	(19,865)	166,105
Communications	481	21	14	38,389	-	38,905
Business promotion	1,275	-	-	45,396	-	46,671
FDIC deposit insurance	-	-	-	67,644	-	67,644
Loss on early extinguishment of debt	15,750	-	-	23,037	-	38,787
Other real estate owned (OREO) expenses	19	-	-	46,770	-	46,789
Other operating expenses	(27,661)	(399)	432	173,990	(1,749)	144,613
Amortization of intangibles	-	-	-	9,173	-	9,173
Total operating expenses	51,673	119	460	1,294,323	(21,028)	1,325,547
Income (loss) before income tax
and equity in losses of subsidiaries	679,963	29,490	(35,212)	(250,202)	(178,408)	245,631
Income tax expense (benefit)	80,444	3,243	(296)	25,101	(262)	108,230
Income (loss) before equity in
losses of subsidiaries	599,519	26,247	(34,916)	(275,303)	(178,146)	137,401
Equity in undistributed losses of subsidiaries	(462,118)	(378,892)	(338,246)	-	1,179,256	-
Net Income (Loss)	$137,401	$(352,645)	$(373,162)	$(275,303)	$1,001,110	$137,401

Condensed Consolidating Statement of Operations

	Year ended December 31, 2009
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$160,625	$7,500	$20,000	$-	$(188,125)	$-
Loans	9,148	-	44	1,518,431	(8,374)	1,519,249
Money market investments	109	1,306	2,156	8,573	(3,574)	8,570
Investment securities	37,120	70	703	281,887	(27,792)	291,988
Trading account securities	-	-	-	35,190	-	35,190
Total interest and dividend income	207,002	8,876	22,903	1,844,081	(227,865)	1,854,997
Interest Expense:
Deposits	-	-	-	504,732	(3,470)	501,262
Short-term borrowings	169	-	45	77,548	(8,405)	69,357
Long-term debt	74,811	-	58,581	78,609	(28,876)	183,125
Total interest expense	74,980	-	58,626	660,889	(40,751)	753,744
Net interest income (expense)	132,022	8,876	(35,723)	1,183,192	(187,114)	1,101,253
Provision for loan losses	-	-	-	1,405,807	-	1,405,807
Net interest income (expense)
after provision for loan losses	132,022	8,876	(35,723)	(222,615)	(187,114)	(304,554)
Service charges on deposit accounts	-	-	-	213,493	-	213,493
Other service fees	-	-	-	401,934	(7,747)	394,187
Net gain (loss) on sale and valuation adjustments of
investment securities	3,008	(10,934)	-	229,530	(2,058)	219,546
Trading account profit	-	-	-	39,740	-	39,740
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	5,151	-	5,151
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(40,211)	-	(40,211)
Other operating income (loss)	692	16,558	(1,184)	52,778	(4,249)	64,595
Total non-interest income (loss)	3,700	5,624	(1,184)	902,415	(14,054)	896,501
Operating Expenses:
Personnel costs	28,156	427	-	505,698	(1,018)	533,263
Net occupancy expenses	2,613	30	3	108,389	-	111,035
Equipment expenses	3,683	-	4	97,843	-	101,530
Other taxes	3,544	-	-	49,061	-	52,605
Professional fees	15,676	14	(55)	100,831	(5,179)	111,287
Communications	443	20	23	45,778	-	46,264
Business promotion	1,182	-	-	37,690	-	38,872
FDIC deposit insurance	-	-	-	76,796	-	76,796
(Gain) loss on early extinguishment of debt	(26,439)	-	(51,897)	1,959	(1,923)	(78,300)
Other real estate owned (OREO) expenses	(33)	-	-	25,833	-	25,800
Other operating expenses	(48,246)	(400)	238	175,678	(1,708)	125,562
Amortization of intangibles	-	-	-	9,482	-	9,482
Total operating expenses	(19,421)	91	(51,684)	1,235,038	(9,828)	1,154,196
Income (loss) before income tax
and equity in losses of subsidiaries	155,143	14,409	14,777	(555,238)	(191,340)	(562,249)
Income tax (benefit) expense	(891)	26	21,601	(29,729)	691	(8,302)
Income (loss) before equity in
losses of subsidiaries	156,034	14,383	(6,824)	(525,509)	(192,031)	(553,947)
Equity in undistributed losses of subsidiaries	(709,981)	(739,039)	(735,305)	-	2,184,325	-
Loss from continuing operations	(553,947)	(724,656)	(742,129)	(525,509)	1,992,294	(553,947)
Loss from discontinued operations, net of tax	-	-	-	(19,972)	-	(19,972)
Equity in undistributed losses of discontinued
operations	(19,972)	(19,972)	(19,972)	-	59,916	-
Net Loss	$(573,919)	$(744,628)	$(762,101)	$(545,481)	$2,052,210	$(573,919)

Condensed Consolidating Statement Of Cash Flows [Text Block]
	Year ended December 31, 2011
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$151,325	$10,742	$(12,800)	$216,599	$(214,541)	$151,325

Adjustments to reconcile net income (loss) to net
cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(189,502)	13,398	(19,206)	-	195,310	-
Provision for loan losses	-	-	-	575,720	-	575,720
Amortization of intangibles	-	-	-	9,654	-	9,654
Depreciation and amortization of premises and
equipment	750	-	3	45,693	-	46,446
Net accretion of discounts and amortization
of premiums and deferred fees	25,042	-	176	(137,614)	(650)	(113,046)
Impairment losses on net assets to be disposed of	-	4,255	-	-	-	4,255
Fair value adjustments of mortgage servicing rights	-	-	-	37,061	-	37,061
Fair value change in equity appreciation instrument	-	-	-	(8,323)	-	(8,323)
FDIC loss share income	-	-	-	(66,791)	-	(66,791)
FDIC deposit insurance expense	-	-	-	93,728	-	93,728
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	33,068	-	33,068
(Earnings) losses from investments under the
equity method	(14,186)	(20,083)	500	-	-	(33,769)
Deferred income tax expense (benefit)	13,965	3,735	(932)	(11,414)	508	5,862
Loss (gain) on:
Disposition of premises and equipment	7	-	-	(5,533)	-	(5,526)
Early extinguishment of debt	-	-	-	693	-	693
Sale and valuation adjustment of investment
securities	-	87	-	(10,931)	-	(10,844)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	(30,891)	-	(30,891)
Sale of equity method investments	(5,493)	(11,414)	-	-	-	(16,907)
Acquisitions of loans held-for-sale	-	-	-	(346,004)	-	(346,004)
Proceeds from sale of loans held-for-sale	-	-	-	165,335	-	165,335
Net disbursements on loans held-for-sale	-	-	-	(793,094)	-	(793,094)
Net (increase) decrease in:
Trading securities	-	-	-	1,143,029	-	1,143,029
Accrued income receivable	(2)	(17)	-	25,276	192	25,449
Other assets	6,808	10,666	2,316	(3,993)	6,532	22,329
Net increase (decrease) in:
Interest payable	(3,467)	-	(56)	(8,968)	20	(12,471)
Pension and other postretirement benefits
obligations	-	-	-	(111,288)	-	(111,288)
Other liabilities	(84,434)	(7,524)	(2,354)	3,342	2,643	(88,327)
Total adjustments	(250,512)	(6,897)	(19,553)	597,755	204,555	525,348
Net cash (used in) provided by operating activities	(99,187)	3,845	(32,353)	814,354	(9,986)	676,673

Cash flows from investing activities:
Net increase in money market investments	(42,237)	(7,944)	(291)	(378,659)	32,252	(396,879)
Purchases of investment securities:
Available-for-sale	-	-	-	(1,357,080)	-	(1,357,080)
Held-to-maturity	(37,093)	(1,000)	-	(36,445)	-	(74,538)
Other	-	-	-	(172,775)	-	(172,775)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	-	1,360,386	-	1,360,386
Held-to-maturity	62,980	1,000	-	3,256	-	67,236
Other	-	-	-	154,114	-	154,114
Proceeds from sale of investment securities:
Available for sale	-	-	-	262,443	-	262,443
Other	-	-	-	5,094	-	5,094
Net repayments on loans	226,415	193	-	1,130,157	(220,707)	1,136,058
Proceeds from sale of loans	-	-	-	293,109	-	293,109
Acquisition of loan portfolios	-	-	-	(1,131,388)	-	(1,131,388)
Payments received from FDIC under loss
sharing agreements	-	-	-	561,111	-	561,111
Cash paid related to business acquisitions	-	-	-	(855)	-	(855)
Net proceeds from sale of equity method
investments	(10,690)	42,193	-	-	-	31,503
Capital contribution to subsidiary	-	(37,000)	-	-	37,000	-
Mortgage servicing rights purchased	-	-	-	(1,732)	-	(1,732)
Acquisition of premises and equipment	(594)	-	-	(49,449)	-	(50,043)
Proceeds from sale of:
Premises and equipment	135	-	-	14,804	-	14,939
Foreclosed assets	-	-	-	198,490	-	198,490
Net cash provided by (used in) investing activities	198,916	(2,558)	(291)	854,581	(151,455)	899,193

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	1,199,762	(19,819)	1,179,943
Federal funds purchased and assets sold under
agreements to repurchase	-	-	-	(247,393)	(24,060)	(271,453)
Other short-term borrowings	-	-	(2,000)	(284,322)	218,300	(68,022)
Payments of notes payable	(100,000)	-	(3,000)	(2,666,477)	-	(2,769,477)
Proceeds from issuance of notes payable	-	-	-	432,568	-	432,568
Proceeds from issuance of common stock	7,690	-	-	-	-	7,690
Dividends paid to parent company	-	-	-	(20,000)	20,000	-
Dividends paid	(3,723)	-	-	-	-	(3,723)
Treasury stock acquired	(483)	-	-	-	-	(483)
Return of capital	1,514	(1,514)	-	-	-	-
Capital contribution from parent	-	-	37,000	-	(37,000)	-
Net cash (used in) provided by financing activities	(95,002)	(1,514)	32,000	(1,585,862)	157,421	(1,492,957)
Net increase (decrease) in cash and due from banks	4,727	(227)	(644)	83,073	(4,020)	82,909
Cash and due from banks at beginning of period	1,638	618	1,576	451,723	(3,182)	452,373
Cash and due from banks at end of period	$6,365	$391	$932	$534,796	$(7,202)	$535,282

	Year ended December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$137,401	$(352,645)	$(373,162)	$(275,303)	$1,001,110	$137,401

Adjustments to reconcile net income (loss)to net
cash provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	462,118	378,892	338,246	-	(1,179,256)	-
Provision for loan losses	-	-	-	1,011,880	-	1,011,880
Amortization of intangibles	-	-	-	9,173	-	9,173
Depreciation and amortization of premises and
equipment	785	-	3	58,073	-	58,861
Net accretion of discounts and amortization
of premiums and deferred fees	21,282	-	275	(275,786)	(650)	(254,879)
Fair value adjustments of mortgage servicing rights	-	-	-	22,859	-	22,859
Fair value change in equity appreciation instrument	-	-	-	(42,555)	-	(42,555)
FDIC loss share expense	-	-	-	25,751	-	25,751
FDIC deposit insurance expense	-	-	-	67,644	-	67,644
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	72,013	-	72,013
(Earnings) losses from investments under the
equity method	(3,402)	(21,807)	3,981	(2,354)	13,719	(9,863)
Deferred income tax expense (benefit)	8,831	-	-	(23,392)	2,434	(12,127)
Loss (gain) on:
Disposition of premises and equipment	2	-	-	(1,814)	-	(1,812)
Early extinguishment of debt	-	-	-	1,171	-	1,171
Sale and valuation adjustment of investment
securities	-	-	-	(3,992)	-	(3,992)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	(15,874)	-	(15,874)
Sale of processing and technology business,
net of transaction costs	(616,186)	-	-	-	-	(616,186)
Acquisitions of loans held-for-sale	-	-	-	(307,629)	-	(307,629)
Proceeds from sale of loans held-for-sale	-	-	-	81,370	-	81,370
Net disbursements on loans held-for-sale	-	-	-	(735,095)	-	(735,095)
Net (increase) decrease in:
Trading securities	-	-	-	721,398	-	721,398
Accrued income receivable	(1,390)	94	20	12,650	(59)	11,315
Other assets	7,866	6,689	2,077	24,368	(44,559)	(3,559)
Net increase (decrease) in:
Interest payable	(528)	-	81	(29,201)	86	(29,562)
Pension and other postretirement benefits
obligations	-	-	-	(11,060)	-	(11,060)
Other liabilities	42,578	3,882	1,540	(64,861)	3,377	(13,484)
Total adjustments	(78,044)	367,750	346,223	594,737	(1,204,908)	25,758
Net cash provided by (used in) operating activities	59,357	15,105	(26,939)	319,434	(203,798)	163,159

Cash flows from investing activities:
Net decrease (increase) in money market
investments	49	48,632	(23)	119,710	(48,627)	119,741
Purchases of investment securities:
Available-for-sale	(35,000)	-	-	(746,192)	17,150	(764,042)
Held-to-maturity	(52,796)	-	-	(44,392)	-	(97,188)
Other	-	-	-	(64,591)	-	(64,591)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	-	1,865,879	-	1,865,879
Held-to-maturity	297,747	250	-	135,132	(245,000)	188,129
Other	-	-	-	123,836	-	123,836
Proceeds from sale of investment securities:
Available for sale	-	-	-	397,086	-	397,086
Net (disbursements) repayments on loans	(366,450)	231	-	1,591,839	313,626	1,539,246
Proceeds from sale of loans	-	-	-	34,011	-	34,011
Acquisition of loan portfolios	-	-	-	(256,406)	-	(256,406)
Cash received related to business acquisitions	-	-	-	261,311	-	261,311
Net proceeds from sale of processing and
technology business	617,976	-	-	24,346	-	642,322
Capital contribution to subsidiary	(1,345,000)	(745,000)	(745,000)	-	2,835,000	-
Mortgage servicing rights purchased	-	-	-	(1,041)	-	(1,041)
Acquisition of premises and equipment	(890)	-	-	(65,965)	-	(66,855)
Proceeds from sale of:
Premises and equipment	183	-	-	14,277	-	14,460
Foreclosed assets	74	-	-	141,162	-	141,236
Net cash (used in) provided by investing activities	(884,107)	(695,887)	(745,023)	3,530,002	2,872,149	4,077,134

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	(1,582,367)	28,881	(1,553,486)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	-	(220,240)	-	(220,240)
Other short-term borrowings	(24,225)	-	31,800	636,696	(287,375)	356,896
Payments of notes payable	(250,000)	-	(4,000)	(4,253,578)	247,000	(4,260,578)
Proceeds from issuance of notes payable	-	-	-	110,870	231	111,101
Proceeds from issuance of common stock	153	-	-	-	-	153
Net proceeds from issuance of depository shares	1,100,155	-	-	-	1,618	1,101,773
Dividends paid to parent company	-	(63,900)	-	(111,700)	175,600	-
Dividends paid	(310)	-	-	-	-	(310)
Treasury stock acquired	(559)	-	-	-	-	(559)
Capital contribution from parent	-	745,000	745,000	1,345,000	(2,835,000)	-
Net cash provided by (used in) financing activities	825,214	681,100	772,800	(4,075,319)	(2,669,045)	(4,465,250)
Net increase (decrease) in cash and due from banks	464	318	838	(225,883)	(694)	(224,957)
Cash and due from banks at beginning of period	1,174	300	738	677,606	(2,488)	677,330
Cash and due from banks at end of period	$1,638	$618	$1,576	$451,723	$(3,182)	$452,373

	Year ended December 31, 2009
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net loss	$(573,919)	$(744,628)	$(762,101)	$(545,481)	$2,052,210	$(573,919)

Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	729,953	759,011	755,277	-	(2,244,241)	-
Provision for loan losses	-	-	-	1,405,807	-	1,405,807
Amortization of intangibles	-	-	-	9,482	-	9,482
Depreciation and amortization of premises and
equipment	1,573	-	3	62,875	-	64,451
Net accretion of discounts and amortization of
premiums and deferred fees	7,100	-	493	64,212	(271)	71,534
Impairment losses long-lived assets	-	-	-	1,545	-	1,545
Fair value adjustments of mortgage servicing rights	-	-	-	32,960	-	32,960
FDIC deposit insurance expense	-	-	-	76,796	-	76,796
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	40,211	-	40,211
(Earnings) losses from investments under the
equity method	(692)	(16,558)	1,184	90	(1,719)	(17,695)
Earnings from changes in fair value related to
instruments measured at fair value	-	-	-	(1,674)	-	(1,674)
Stock options expense	91	-	-	111	-	202
Deferred income tax benefit	(1,850)	-	(2,601)	(100,308)	24,869	(79,890)
Loss (gain) on:
Disposition of premises and equipment	3,006	-	-	(3,418)	-	(412)
Early extinguishment of debt	(26,439)	-	(51,898)	1,959	(1,922)	(78,300)
Sale and valuation adjustment of investment
securities	(3,008)	10,934	-	(229,530)	2,058	(219,546)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	57	-	57
Sale of processing and technology business,
Acquisitions of loans held-for-sale	-	-	-	(354,472)	-	(354,472)
Proceeds from sale of loans held-for-sale	-	-	-	79,264	-	79,264
Net disbursements on loans held-for-sale	-	-	-	(1,129,554)	-	(1,129,554)
Net (increase) decrease in:
Trading securities	-	-	-	1,542,470	-	1,542,470
Accrued income receivable	913	347	1,728	29,553	(1,940)	30,601
Other assets	17,282	6,712	1,020	(271,464)	(13,306)	(259,756)
Net increase (decrease) in:
Interest payable	6,455	-	(11,605)	(44,485)	1,940	(47,695)
Pension and other postretirement benefits
obligations	-	-	-	19,599	-	19,599
Other liabilities	(1,797)	(77)	3,796	24,623	(9,708)	16,837
Total adjustments	732,587	760,369	697,397	1,256,709	(2,244,240)	1,202,822
Net cash provided by (used in) operating activities	158,668	15,741	(64,704)	711,228	(192,030)	628,903

Cash flows from investing activities:
Net decrease (increase) in money market
investments	89,643	(15,530)	450,008	(208,181)	(524,083)	(208,143)
Purchases of investment securities:
Available-for-sale	(249,603)	-	-	(4,135,171)	191,484	(4,193,290)
Held-to-maturity	(51,539)	-	-	(8,023)	-	(59,562)
Other	-	-	-	(38,913)	-	(38,913)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	14,226	-	-	1,617,381	-	1,631,607
Held-to-maturity	27,318	-	-	114,248	-	141,566
Other	-	-	-	75,101	-	75,101
Proceeds from sale of investment securities:
Available for sale	426,666	-	-	3,590,131	(191,484)	3,825,313
Other	-	-	-	52,294	-	52,294
Net repayments on loans	717,578	-	12,800	1,065,164	(741,795)	1,053,747
Proceeds from sale of loans	-	-	-	328,170	-	328,170
Acquisition of loan portfolios	-	-	-	(72,675)	-	(72,675)
Net proceeds from sale of processing and
Capital contribution to subsidiary	(940,000)	(940,000)	(590,000)	-	2,470,000	-
Transfer of shares of a subsidiary	(42,971)	-	42,971	-	-	-
Mortgage servicing rights purchased	-	-	-	(1,364)	-	(1,364)
Acquisition of premises and equipment	(310)	-	-	(69,330)	-	(69,640)
Proceeds from sale of:
Premises and equipment	14,943	-	-	25,300	-	40,243
Foreclosed assets	47	-	-	149,900	-	149,947
Net cash provided by (used in) investing activities	5,998	(955,530)	(84,221)	2,484,032	1,204,122	2,654,401

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	(2,058,240)	432,642	(1,625,598)
Federal funds purchased and assets sold under
agreements to repurchase	(44,471)	-	-	(964,027)	89,680	(918,818)
Other short-term borrowings	(18,544)	-	200	(721,059)	741,795	2,392
Payments of notes payable	-	-	(798,880)	(14,197)	-	(813,077)
Proceeds from issuance of notes payable	-	-	675	60,000	-	60,675
Dividends paid to parent company	-	-	-	(188,125)	188,125	-
Dividends paid	(71,438)	-	-	-	-	(71,438)
Issuance costs and fees paid on conversion of
preferred stock and trust preferred securities	(29,024)	-	-	-	3,944	(25,080)
Treasury stock acquired	(17)	-	-	-	-	(17)
Capital contribution from parent	-	940,000	940,000	590,000	(2,470,000)	-
Net cash (used in) provided by financing activities	(163,494)	940,000	141,995	(3,295,648)	(1,013,814)	(3,390,961)
Net increase (decrease) in cash and due from banks	1,172	211	(6,930)	(100,388)	(1,722)	(107,657)
Cash and due from banks at beginning of period	2	89	7,668	777,994	(766)	784,987
Cash and due from banks at end of period	$1,174	$300	$738	$677,606	$(2,488)	$677,330

Notes Payable Maturity Distribution Of Debt Securities Table [Text Block]
Year	(In thousands)
2012	$214,868
2013	98,800
2014	189,648
2015	36,096
2016	311,472
Later years	535,451
No stated maturity	936,000
Subtotal	2,322,335
Less: Discount	465,963
Total	$1,856,372

Popular, Inc. Holding Co.
Condensed Consolidating Balance Sheet [Text Block]
Statements of Condition
	December 31,
(In thousands)	2011	2010
ASSETS
Cash	$6,365	$1,638
Money market investments	42,239	1
Investments securities available-for-sale, at fair value	35,700	35,263
Investments securities held-to-maturity, at amortized cost (includes $185,000 in
subordinated notes from BPPR)	185,000	210,872
Other investment securities, at lower of cost or realizable value	10,850	10,850
Investment in BPPR and subsidiaries, at equity	2,626,951	2,521,684
Investment in Popular International Bank and subsidiaries, at equity	1,241,170	1,193,413
Investment in other subsidiaries, at equity	119,166	121,161
Advances to subsidiaries	193,900	412,200
Loans to affiliates	53,214	61,460
Loans	2,501	2,422
Less - Allowance for loan losses	8	60
Premises and equipment	2,533	2,830
Investments in equity investees	195,193	181,009
Other assets	24,750	67,264
Total assets	$4,739,524	$4,822,007

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	760,849	835,793
Accrued expenses and other liabilities	59,922	185,683
Stockholders’ equity	3,918,753	3,800,531
Total liabilities and stockholders’ equity	$4,739,524	$4,822,007

Condensed Consolidating Statement Of Operations [Text Block]
Statements of Operations
	Year ended December 31,
(In thousands)	2011	2010	2009
Income:
Dividends from subsidiaries	$20,000	$168,100	$160,625
Interest on money market	8	55	109
Interest on investments securities	16,224	23,579	37,120
Gain on sale of processing and technology business	-	640,802	-
Earnings from investments under the equity method	14,186	3,402	692
Other operating income (loss)	8,959	(120)	-
Gain on sale and valuation adjustment of investment securities	-	-	3,008
Interest on advances to subsidiaries	4,847	5,739	8,133
Interest on loans to affiliates	3,831	1,738	888
Interest on loans	235	150	127
Total income	68,290	843,445	210,702
Expenses:
Interest expense	94,615	111,809	74,980
Loss (gain) on early extinguishment of debt	8,000	15,750	(26,439)
Operating expenses	1,066	35,923	7,018
Total expenses	103,681	163,482	55,559
(Loss) income before income taxes and equity in undistributed
earnings (losses) of subsidiaries	(35,391)	679,963	155,143
Income taxes	2,786	80,444	(891)
(Loss) income before equity in undistributed earnings (losses) of subsidiaries	(38,177)	599,519	156,034
Equity in undistributed earnings (losses) of subsidiaries	189,502	(462,118)	(729,953)
Net income (loss)	$151,325	$137,401	$(573,919)

Condensed Consolidating Statement Of Cash Flows [Text Block]
Statements of Cash Flows
	Year ended December 31,
(In thousands)	2011	2010	2009
Cash flows from operating activities:
Net income (loss)	$151,325	$137,401	$(573,919)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries
and dividends from subsidiaries	(189,502)	462,118	729,953
Net accretion of discounts and amortization of premiums and deferred fees	25,042	21,282	7,100
Earnings from investments under the equity method	(14,186)	(3,402)	(692)
Stock options expense	-	-	91
Deferred income tax expense (benefit)	13,965	8,831	(1,850)
(Gain) loss on:
Early extinguishment of debt	-	-	(26,439)
Sale and valuation adjustments of investment securities	-	-	(3,008)
Sale of equity method investments	(5,493)	-	-
Sale of processing and technology business, net of transaction costs	-	(616,186)	-
Net decrease in other assets	7,563	7,263	22,774
Net increase (decrease) in:
Interest payable	(3,467)	(528)	6,455
Other liabilities	(84,434)	42,578	(1,797)
Total adjustments	(250,512)	(78,044)	732,587
Net cash (used in) provided by operating activities	(99,187)	59,357	158,668
Cash flows from investing activities:
Net (increase) decrease in money market investments	(42,237)	49	89,643
Purchases of investment securities:
Available-for-sale	-	(35,000)	(249,603)
Held-to-maturity	(37,093)	(52,796)	(51,539)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	-	-	14,226
Held-to-maturity	62,980	297,747	27,318
Proceeds from sale of investment securities:
Available-for-sale	-	-	426,666
Capital contribution to subsidiaries	-	(1,345,000)	(940,000)
Transfer of shares of a subsidiary	-	-	(42,971)
Net change in advances to subsidiaries and affiliates	226,546	(366,394)	714,000
Net (disbursements) repayments on loans	(131)	(56)	3,578
Net proceeds from sale of equity method investments	(10,690)	-	-
Net proceeds from sale of processing and technology business	-	617,976	-
Acquisition of premises and equipment	(594)	(890)	(310)
Proceeds from sale of:
Premises and equipment	135	183	14,943
Foreclosed assets	-	74	47
Net cash provided by (used in) investing activities	198,916	(884,107)	5,998
Cash flows from financing activities:
Net increase (decrease) in:
Federal funds purchased and assets sold under agreements to repurchase	-	-	(44,471)
Other short-term borrowings	-	(24,225)	(18,544)
Payments of notes payable and subordinated notes	(100,000)	(250,000)	-
Proceeds from issuance of common stock	7,690	153	-
Net proceeds from issuance of depositary shares	-	1,100,155	-
Dividends paid	(3,723)	(310)	(71,438)
Issuance costs and fees paid on exchange of preferred stock and trust preferred
securities	-	-	(29,024)
Treasury stock acquired	(483)	(559)	(17)
Return of capital	1,514	-	-
Net cash (used in) provided by financing activities	(95,002)	825,214	(163,494)
Net increase in cash and due from banks	4,727	464	1,172
Cash and due from banks at beginning of period	1,638	1,174	2
Cash and due from banks at end of period	$6,365	$1,638	$1,174

Notes Payable Maturity Distribution Of Debt Securities Table [Text Block]
Year	(In thousands)
2012	$-
2013	-
2014	-
2015	-
2016	-
Later years	290,812
No stated maturity	936,000
Subtotal	1,226,812
Less: Discount	(465,963)
Total	$760,849

Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Balance Sheet [Text Block]
Condensed Consolidating Statement of Condition

	At December 31, 2011
				All other
	Popular Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets
Cash and due from banks	$6,365	$391	$932	$534,796	$(7,202)	$535,282
Money market investments	42,239	15,456	552	1,357,890	(39,963)	1,376,174
Trading account securities, at fair value	-	-	-	436,331	-	436,331
Investment securities available-for-sale, at
fair value	35,700	3,370	-	4,988,390	(17,637)	5,009,823
Investment securities held-to-maturity, at
amortized cost	185,000	1,000	-	124,383	(185,000)	125,383
Other investment securities, at lower of cost
or realizable value	10,850	1	4,492	164,537	-	179,880
Investment in subsidiaries	3,987,287	1,147,617	1,627,313	-	(6,762,217)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	-	363,093	-	363,093
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	249,615	-	-	20,673,552	(219,975)	20,703,192
Loans covered under loss sharing
agreements with the FDIC	-	-	-	4,348,703	-	4,348,703
Less - Unearned income	-	-	-	100,596	-	100,596
Allowance for loan losses	8	-	-	815,300	-	815,308
Total loans held-in-portfolio, net	249,607	-	-	24,106,359	(219,975)	24,135,991
FDIC loss share asset	-	-	-	1,915,128	-	1,915,128
Premises and equipment, net	2,533	-	118	535,835	-	538,486
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	-	172,497	-	172,497
Other real estate covered under loss
sharing agreements with the FDIC	-	-	-	109,135	-	109,135
Accrued income receivable	1,512	15	113	123,858	(289)	125,209
Mortgage servicing assets, at fair value	-	-	-	151,323	-	151,323
Other assets	217,877	78,221	13,222	1,183,103	(30,030)	1,462,393
Goodwill	-	-	-	648,350	-	648,350
Other intangible assets	554	-	-	63,400	-	63,954
Total assets	$4,739,524	$1,246,071	$1,646,742	$36,978,408	$(7,262,313)	$37,348,432
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$-	$5,689,034	$(33,560)	$5,655,474
Interest bearing	-	-	-	22,302,798	(16,145)	22,286,653
Total deposits	-	-	-	27,991,832	(49,705)	27,942,127
Assets sold under agreements to repurchase	-	-	-	2,165,157	(24,060)	2,141,097
Other short-term borrowings	-	-	30,500	459,600	(193,900)	296,200
Notes payable	760,849	-	427,297	668,226	-	1,856,372
Subordinated notes	-	-	-	185,000	(185,000)	-
Other liabilities	59,922	4,901	42,269	1,133,815	(47,024)	1,193,883
Total liabilities	820,771	4,901	500,066	32,603,630	(499,689)	33,429,679
Stockholders' equity:
Preferred stock	50,160	-	-	-	-	50,160
Common stock	10,263	4,066	2	51,564	(55,632)	10,263
Surplus	4,106,134	4,092,743	4,103,208	5,870,287	(14,057,711)	4,114,661
Accumulated deficit	(204,199)	(2,883,705)	(3,013,481)	(1,532,810)	7,421,469	(212,726)
Treasury stock, at cost	(1,057)	-	-	-	-	(1,057)
Accumulated other comprehensive (loss)
income, net of tax	(42,548)	28,066	56,947	(14,263)	(70,750)	(42,548)
Total stockholders' equity	3,918,753	1,241,170	1,146,676	4,374,778	(6,762,624)	3,918,753
Total liabilities and stockholders' equity	$4,739,524	$1,246,071	$1,646,742	$36,978,408	$(7,262,313)	$37,348,432

Condensed Consolidating Statement of Condition

	At December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets
Cash and due from banks	$1,638	$618	$1,576	$451,723	$(3,182)	$452,373
Money market investments	1	7,512	261	979,232	(7,711)	979,295
Trading account securities, at fair value	-	-	-	546,713	-	546,713
Investment securities available-for-sale, at
fair value	35,263	3,863	-	5,216,013	(18,287)	5,236,852
Investment securities held-to-maturity, at
amortized cost	210,872	1,000	-	95,482	(185,000)	122,354
Other investment securities, at lower of cost
or realizable value	10,850	1	4,492	148,170	-	163,513
Investment in subsidiaries	3,836,258	1,096,907	1,578,986	-	(6,512,151)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	-	893,938	-	893,938
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	476,082	1,285	-	20,798,876	(441,967)	20,834,276
Loans covered under loss sharing
agreements with the FDIC	-	-	-	4,836,882	-	4,836,882
Less - Unearned income	-	-	-	106,241	-	106,241
Allowance for loan losses	60	-	-	793,165	-	793,225
Total loans held-in-portfolio, net	476,022	1,285	-	24,736,352	(441,967)	24,771,692
FDIC loss share asset	-	-	-	2,410,219	-	2,410,219
Premises and equipment, net	2,830	-	122	542,501	-	545,453
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	-	161,496	-	161,496
Other real estate covered under loss
sharing agreements with the FDIC	-	-	-	57,565	-	57,565
Accrued income receivable	1,510	33	111	149,101	(97)	150,658
Mortgage servicing assets, at fair value	-	-	-	166,907	-	166,907
Other assets	246,209	86,116	15,105	1,127,870	(25,413)	1,449,887
Goodwill	-	-	-	647,387	-	647,387
Other intangible assets	554	-	-	58,142	-	58,696
Total assets	$4,822,007	$1,197,335	$1,600,653	$38,388,811	$(7,193,808)	$38,814,998
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$-	$4,961,417	$(22,096)	$4,939,321
Interest bearing	-	-	-	21,830,669	(7,790)	21,822,879
Total deposits	-	-	-	26,792,086	(29,886)	26,762,200
Assets sold under agreements to repurchase	-	-	-	2,412,550	-	2,412,550
Other short-term borrowings	-	-	32,500	743,922	(412,200)	364,222
Notes payable	835,793	-	430,121	2,905,554	(1,285)	4,170,183
Subordinated notes	-	-	-	185,000	(185,000)	-
Other liabilities	185,683	3,921	47,169	1,120,650	(52,111)	1,305,312
Total liabilities	1,021,476	3,921	509,790	34,159,762	(680,482)	35,014,467
Stockholders' equity:
Preferred stock	50,160	-	-	-	-	50,160
Common stock	10,229	4,066	2	51,633	(55,701)	10,229
Surplus	4,085,478	4,158,157	4,066,208	5,862,091	(14,077,929)	4,094,005
Accumulated deficit	(338,801)	(2,958,347)	(3,000,682)	(1,714,659)	7,665,161	(347,328)
Treasury stock, at cost	(574)	-	-	-	-	(574)
Accumulated other comprehensive
(loss) income, net of tax	(5,961)	(10,462)	25,335	29,984	(44,857)	(5,961)
Total stockholders' equity	3,800,531	1,193,414	1,090,863	4,229,049	(6,513,326)	3,800,531
Total liabilities and stockholders' equity	$4,822,007	$1,197,335	$1,600,653	$38,388,811	$(7,193,808)	$38,814,998

Condensed Consolidating Statement Of Operations [Text Block]
Condensed Consolidating Statement of Operations

	Year ended December 31, 2011
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$20,000	$-	$-	$-	$(20,000)	$-
Loans	8,913	16	-	1,692,390	(6,962)	1,694,357
Money market investments	8	93	4	3,646	(155)	3,596
Investment securities	16,224	55	322	200,224	(12,884)	203,941
Trading account securities	-	-	-	35,607	-	35,607
Total interest and dividend income	45,145	164	326	1,931,867	(40,001)	1,937,501
Interest Expense:
Deposits	-	-	-	269,892	(405)	269,487
Short-term borrowings	50	-	883	59,230	(4,905)	55,258
Long-term debt	94,565	-	31,438	66,749	(11,988)	180,764
Total interest expense	94,615	-	32,321	395,871	(17,298)	505,509
Net interest (expense) income	(49,470)	164	(31,995)	1,535,996	(22,703)	1,431,992
Provision for loan losses	-	-	-	575,720	-	575,720
Net interest (expense) income
after provision for loan losses	(49,470)	164	(31,995)	960,276	(22,703)	856,272
Service charges on deposit accounts	-	-	-	184,940	-	184,940
Other service fees	-	-	-	255,668	(15,948)	239,720
Net (loss) gain on sale and valuation adjustments of
investment securities	-	(87)	-	10,931	-	10,844
Trading account profit	-	-	-	5,897	-	5,897
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	30,891	-	30,891
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(33,068)	-	(33,068)
FDIC loss share income	-	-	-	66,791	-	66,791
Fair value change in equity appreciation instrument	-	-	-	8,323	-	8,323
Other operating income (loss)	23,145	33,543	(499)	41,522	(51,772)	45,939
Total non-interest income (loss)	23,145	33,456	(499)	571,895	(67,720)	560,277
Operating Expenses:
Personnel costs	28,524	471	-	424,375	-	453,370
Net occupancy expenses	3,396	32	3	95,427	3,461	102,319
Equipment expenses	3,210	4	-	40,626	-	43,840
Other taxes	2,269	-	-	49,616	-	51,885
Professional fees	10,820	203	11	256,791	(72,883)	194,942
Communications	421	10	10	26,674	-	27,115
Business promotion	1,894	-	-	53,173	-	55,067
FDIC deposit insurance	-	-	-	93,728	-	93,728
Loss on early extinguishment of debt	8,000	-	-	693	-	8,693
Other real estate owned (OREO) expenses	-	-	-	21,778	-	21,778
Other operating expenses	(49,468)	3,872	443	135,337	(2,278)	87,906
Amortization of intangibles	-	-	-	9,654	-	9,654
Total operating expenses	9,066	4,592	467	1,207,872	(71,700)	1,150,297
(Loss) income before income tax
and equity in earnings (losses) of subsidiaries	(35,391)	29,028	(32,961)	324,299	(18,723)	266,252
Income tax expense (benefit)	2,786	4,888	(955)	107,700	508	114,927
(Loss) income before equity in
earnings (losses) of subsidiaries	(38,177)	24,140	(32,006)	216,599	(19,231)	151,325
Equity in undistributed earnings (losses) of
subsidiaries	189,502	(13,398)	19,206	-	(195,310)	-
Net Income (Loss)	$151,325	$10,742	$(12,800)	$216,599	$(214,541)	$151,325

Condensed Consolidating Statement of Operations

	Year ended December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$168,100	$7,500	$-	$-	$(175,600)	$-
Loans	7,627	19	-	1,675,477	(6,389)	1,676,734
Money market investments	55	252	2	5,383	(308)	5,384
Investment securities	23,579	31	322	235,521	(21,243)	238,210
Trading account securities	-	-	-	27,918	-	27,918
Total interest and dividend income	199,361	7,802	324	1,944,299	(203,540)	1,948,246
Interest Expense:
Deposits	-	-	-	351,180	(299)	350,881
Short-term borrowings	46	-	510	65,550	(5,828)	60,278
Long-term debt	111,763	-	30,586	121,328	(21,455)	242,222
Total interest expense	111,809	-	31,096	538,058	(27,582)	653,381
Net interest income (expense)	87,552	7,802	(30,772)	1,406,241	(175,958)	1,294,865
Provision for loan losses	-	-	-	1,011,880	-	1,011,880
Net interest income (expense)
after provision for loan losses	87,552	7,802	(30,772)	394,361	(175,958)	282,985
Service charges on deposit accounts	-	-	-	195,803	-	195,803
Other service fees	-	-	-	382,350	(4,846)	377,504
Net gain on sale and valuation adjustments of
investment securities	-	-	-	3,992	-	3,992
Trading account profit	-	-	-	16,404	-	16,404
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	15,874	-	15,874
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(72,013)	-	(72,013)
FDIC loss share expense	-	-	-	(25,751)	-	(25,751)
Fair value change in equity appreciation instrument	-	-	-	42,555	-	42,555
Gain on sale of processing and technology business	640,802	-	-	-	-	640,802
Other operating income (loss)	3,282	21,807	(3,980)	90,546	(18,632)	93,023
Total non-interest income (loss)	644,084	21,807	(3,980)	649,760	(23,478)	1,288,193
Operating Expenses:
Personnel costs	22,575	439	-	491,583	(399)	514,198
Net occupancy expenses	2,941	34	3	112,240	985	116,203
Equipment expenses	2,887	2	-	82,962	-	85,851
Other taxes	1,816	-	-	48,792	-	50,608
Professional fees	31,590	22	11	154,347	(19,865)	166,105
Communications	481	21	14	38,389	-	38,905
Business promotion	1,275	-	-	45,396	-	46,671
FDIC deposit insurance	-	-	-	67,644	-	67,644
Loss on early extinguishment of debt	15,750	-	-	23,037	-	38,787
Other real estate owned (OREO) expenses	19	-	-	46,770	-	46,789
Other operating expenses	(27,661)	(399)	432	173,990	(1,749)	144,613
Amortization of intangibles	-	-	-	9,173	-	9,173
Total operating expenses	51,673	119	460	1,294,323	(21,028)	1,325,547
Income (loss) before income tax
and equity in losses of subsidiaries	679,963	29,490	(35,212)	(250,202)	(178,408)	245,631
Income tax expense (benefit)	80,444	3,243	(296)	25,101	(262)	108,230
Income (loss) before equity in
losses of subsidiaries	599,519	26,247	(34,916)	(275,303)	(178,146)	137,401
Equity in undistributed losses of subsidiaries	(462,118)	(378,892)	(338,246)	-	1,179,256	-
Net Income (Loss)	$137,401	$(352,645)	$(373,162)	$(275,303)	$1,001,110	$137,401

Condensed Consolidating Statement of Operations

	Year ended December 31, 2009
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$160,625	$7,500	$20,000	$-	$(188,125)	$-
Loans	9,148	-	44	1,518,431	(8,374)	1,519,249
Money market investments	109	1,306	2,156	8,573	(3,574)	8,570
Investment securities	37,120	70	703	281,887	(27,792)	291,988
Trading account securities	-	-	-	35,190	-	35,190
Total interest and dividend income	207,002	8,876	22,903	1,844,081	(227,865)	1,854,997
Interest Expense:
Deposits	-	-	-	504,732	(3,470)	501,262
Short-term borrowings	169	-	45	77,548	(8,405)	69,357
Long-term debt	74,811	-	58,581	78,609	(28,876)	183,125
Total interest expense	74,980	-	58,626	660,889	(40,751)	753,744
Net interest income (expense)	132,022	8,876	(35,723)	1,183,192	(187,114)	1,101,253
Provision for loan losses	-	-	-	1,405,807	-	1,405,807
Net interest income (expense)
after provision for loan losses	132,022	8,876	(35,723)	(222,615)	(187,114)	(304,554)
Service charges on deposit accounts	-	-	-	213,493	-	213,493
Other service fees	-	-	-	401,934	(7,747)	394,187
Net gain (loss) on sale and valuation adjustments of
investment securities	3,008	(10,934)	-	229,530	(2,058)	219,546
Trading account profit	-	-	-	39,740	-	39,740
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	-	5,151	-	5,151
Adjustments (expense) to indemnity reserves
on loans sold	-	-	-	(40,211)	-	(40,211)
Other operating income (loss)	692	16,558	(1,184)	52,778	(4,249)	64,595
Total non-interest income (loss)	3,700	5,624	(1,184)	902,415	(14,054)	896,501
Operating Expenses:
Personnel costs	28,156	427	-	505,698	(1,018)	533,263
Net occupancy expenses	2,613	30	3	108,389	-	111,035
Equipment expenses	3,683	-	4	97,843	-	101,530
Other taxes	3,544	-	-	49,061	-	52,605
Professional fees	15,676	14	(55)	100,831	(5,179)	111,287
Communications	443	20	23	45,778	-	46,264
Business promotion	1,182	-	-	37,690	-	38,872
FDIC deposit insurance	-	-	-	76,796	-	76,796
(Gain) loss on early extinguishment of debt	(26,439)	-	(51,897)	1,959	(1,923)	(78,300)
Other real estate owned (OREO) expenses	(33)	-	-	25,833	-	25,800
Other operating expenses	(48,246)	(400)	238	175,678	(1,708)	125,562
Amortization of intangibles	-	-	-	9,482	-	9,482
Total operating expenses	(19,421)	91	(51,684)	1,235,038	(9,828)	1,154,196
Income (loss) before income tax
and equity in losses of subsidiaries	155,143	14,409	14,777	(555,238)	(191,340)	(562,249)
Income tax (benefit) expense	(891)	26	21,601	(29,729)	691	(8,302)
Income (loss) before equity in
losses of subsidiaries	156,034	14,383	(6,824)	(525,509)	(192,031)	(553,947)
Equity in undistributed losses of subsidiaries	(709,981)	(739,039)	(735,305)	-	2,184,325	-
Loss from continuing operations	(553,947)	(724,656)	(742,129)	(525,509)	1,992,294	(553,947)
Loss from discontinued operations, net of tax	-	-	-	(19,972)	-	(19,972)
Equity in undistributed losses of discontinued
operations	(19,972)	(19,972)	(19,972)	-	59,916	-
Net Loss	$(573,919)	$(744,628)	$(762,101)	$(545,481)	$2,052,210	$(573,919)

Condensed Consolidating Statement Of Cash Flows [Text Block]
	Year ended December 31, 2011
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$151,325	$10,742	$(12,800)	$216,599	$(214,541)	$151,325

Adjustments to reconcile net income (loss) to net
cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(189,502)	13,398	(19,206)	-	195,310	-
Provision for loan losses	-	-	-	575,720	-	575,720
Amortization of intangibles	-	-	-	9,654	-	9,654
Depreciation and amortization of premises and
equipment	750	-	3	45,693	-	46,446
Net accretion of discounts and amortization
of premiums and deferred fees	25,042	-	176	(137,614)	(650)	(113,046)
Impairment losses on net assets to be disposed of	-	4,255	-	-	-	4,255
Fair value adjustments of mortgage servicing rights	-	-	-	37,061	-	37,061
Fair value change in equity appreciation instrument	-	-	-	(8,323)	-	(8,323)
FDIC loss share income	-	-	-	(66,791)	-	(66,791)
FDIC deposit insurance expense	-	-	-	93,728	-	93,728
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	33,068	-	33,068
(Earnings) losses from investments under the
equity method	(14,186)	(20,083)	500	-	-	(33,769)
Deferred income tax expense (benefit)	13,965	3,735	(932)	(11,414)	508	5,862
Loss (gain) on:
Disposition of premises and equipment	7	-	-	(5,533)	-	(5,526)
Early extinguishment of debt	-	-	-	693	-	693
Sale and valuation adjustment of investment
securities	-	87	-	(10,931)	-	(10,844)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	(30,891)	-	(30,891)
Sale of equity method investments	(5,493)	(11,414)	-	-	-	(16,907)
Acquisitions of loans held-for-sale	-	-	-	(346,004)	-	(346,004)
Proceeds from sale of loans held-for-sale	-	-	-	165,335	-	165,335
Net disbursements on loans held-for-sale	-	-	-	(793,094)	-	(793,094)
Net (increase) decrease in:
Trading securities	-	-	-	1,143,029	-	1,143,029
Accrued income receivable	(2)	(17)	-	25,276	192	25,449
Other assets	6,808	10,666	2,316	(3,993)	6,532	22,329
Net increase (decrease) in:
Interest payable	(3,467)	-	(56)	(8,968)	20	(12,471)
Pension and other postretirement benefits
obligations	-	-	-	(111,288)	-	(111,288)
Other liabilities	(84,434)	(7,524)	(2,354)	3,342	2,643	(88,327)
Total adjustments	(250,512)	(6,897)	(19,553)	597,755	204,555	525,348
Net cash (used in) provided by operating activities	(99,187)	3,845	(32,353)	814,354	(9,986)	676,673

Cash flows from investing activities:
Net increase in money market investments	(42,237)	(7,944)	(291)	(378,659)	32,252	(396,879)
Purchases of investment securities:
Available-for-sale	-	-	-	(1,357,080)	-	(1,357,080)
Held-to-maturity	(37,093)	(1,000)	-	(36,445)	-	(74,538)
Other	-	-	-	(172,775)	-	(172,775)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	-	1,360,386	-	1,360,386
Held-to-maturity	62,980	1,000	-	3,256	-	67,236
Other	-	-	-	154,114	-	154,114
Proceeds from sale of investment securities:
Available for sale	-	-	-	262,443	-	262,443
Other	-	-	-	5,094	-	5,094
Net repayments on loans	226,415	193	-	1,130,157	(220,707)	1,136,058
Proceeds from sale of loans	-	-	-	293,109	-	293,109
Acquisition of loan portfolios	-	-	-	(1,131,388)	-	(1,131,388)
Payments received from FDIC under loss
sharing agreements	-	-	-	561,111	-	561,111
Cash paid related to business acquisitions	-	-	-	(855)	-	(855)
Net proceeds from sale of equity method
investments	(10,690)	42,193	-	-	-	31,503
Capital contribution to subsidiary	-	(37,000)	-	-	37,000	-
Mortgage servicing rights purchased	-	-	-	(1,732)	-	(1,732)
Acquisition of premises and equipment	(594)	-	-	(49,449)	-	(50,043)
Proceeds from sale of:
Premises and equipment	135	-	-	14,804	-	14,939
Foreclosed assets	-	-	-	198,490	-	198,490
Net cash provided by (used in) investing activities	198,916	(2,558)	(291)	854,581	(151,455)	899,193

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	1,199,762	(19,819)	1,179,943
Federal funds purchased and assets sold under
agreements to repurchase	-	-	-	(247,393)	(24,060)	(271,453)
Other short-term borrowings	-	-	(2,000)	(284,322)	218,300	(68,022)
Payments of notes payable	(100,000)	-	(3,000)	(2,666,477)	-	(2,769,477)
Proceeds from issuance of notes payable	-	-	-	432,568	-	432,568
Proceeds from issuance of common stock	7,690	-	-	-	-	7,690
Dividends paid to parent company	-	-	-	(20,000)	20,000	-
Dividends paid	(3,723)	-	-	-	-	(3,723)
Treasury stock acquired	(483)	-	-	-	-	(483)
Return of capital	1,514	(1,514)	-	-	-	-
Capital contribution from parent	-	-	37,000	-	(37,000)	-
Net cash (used in) provided by financing activities	(95,002)	(1,514)	32,000	(1,585,862)	157,421	(1,492,957)
Net increase (decrease) in cash and due from banks	4,727	(227)	(644)	83,073	(4,020)	82,909
Cash and due from banks at beginning of period	1,638	618	1,576	451,723	(3,182)	452,373
Cash and due from banks at end of period	$6,365	$391	$932	$534,796	$(7,202)	$535,282

	Year ended December 31, 2010
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$137,401	$(352,645)	$(373,162)	$(275,303)	$1,001,110	$137,401

Adjustments to reconcile net income (loss)to net
cash provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	462,118	378,892	338,246	-	(1,179,256)	-
Provision for loan losses	-	-	-	1,011,880	-	1,011,880
Amortization of intangibles	-	-	-	9,173	-	9,173
Depreciation and amortization of premises and
equipment	785	-	3	58,073	-	58,861
Net accretion of discounts and amortization
of premiums and deferred fees	21,282	-	275	(275,786)	(650)	(254,879)
Fair value adjustments of mortgage servicing rights	-	-	-	22,859	-	22,859
Fair value change in equity appreciation instrument	-	-	-	(42,555)	-	(42,555)
FDIC loss share expense	-	-	-	25,751	-	25,751
FDIC deposit insurance expense	-	-	-	67,644	-	67,644
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	72,013	-	72,013
(Earnings) losses from investments under the
equity method	(3,402)	(21,807)	3,981	(2,354)	13,719	(9,863)
Deferred income tax expense (benefit)	8,831	-	-	(23,392)	2,434	(12,127)
Loss (gain) on:
Disposition of premises and equipment	2	-	-	(1,814)	-	(1,812)
Early extinguishment of debt	-	-	-	1,171	-	1,171
Sale and valuation adjustment of investment
securities	-	-	-	(3,992)	-	(3,992)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	(15,874)	-	(15,874)
Sale of processing and technology business,
net of transaction costs	(616,186)	-	-	-	-	(616,186)
Acquisitions of loans held-for-sale	-	-	-	(307,629)	-	(307,629)
Proceeds from sale of loans held-for-sale	-	-	-	81,370	-	81,370
Net disbursements on loans held-for-sale	-	-	-	(735,095)	-	(735,095)
Net (increase) decrease in:
Trading securities	-	-	-	721,398	-	721,398
Accrued income receivable	(1,390)	94	20	12,650	(59)	11,315
Other assets	7,866	6,689	2,077	24,368	(44,559)	(3,559)
Net increase (decrease) in:
Interest payable	(528)	-	81	(29,201)	86	(29,562)
Pension and other postretirement benefits
obligations	-	-	-	(11,060)	-	(11,060)
Other liabilities	42,578	3,882	1,540	(64,861)	3,377	(13,484)
Total adjustments	(78,044)	367,750	346,223	594,737	(1,204,908)	25,758
Net cash provided by (used in) operating activities	59,357	15,105	(26,939)	319,434	(203,798)	163,159

Cash flows from investing activities:
Net decrease (increase) in money market
investments	49	48,632	(23)	119,710	(48,627)	119,741
Purchases of investment securities:
Available-for-sale	(35,000)	-	-	(746,192)	17,150	(764,042)
Held-to-maturity	(52,796)	-	-	(44,392)	-	(97,188)
Other	-	-	-	(64,591)	-	(64,591)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	-	1,865,879	-	1,865,879
Held-to-maturity	297,747	250	-	135,132	(245,000)	188,129
Other	-	-	-	123,836	-	123,836
Proceeds from sale of investment securities:
Available for sale	-	-	-	397,086	-	397,086
Net (disbursements) repayments on loans	(366,450)	231	-	1,591,839	313,626	1,539,246
Proceeds from sale of loans	-	-	-	34,011	-	34,011
Acquisition of loan portfolios	-	-	-	(256,406)	-	(256,406)
Cash received related to business acquisitions	-	-	-	261,311	-	261,311
Net proceeds from sale of processing and
technology business	617,976	-	-	24,346	-	642,322
Capital contribution to subsidiary	(1,345,000)	(745,000)	(745,000)	-	2,835,000	-
Mortgage servicing rights purchased	-	-	-	(1,041)	-	(1,041)
Acquisition of premises and equipment	(890)	-	-	(65,965)	-	(66,855)
Proceeds from sale of:
Premises and equipment	183	-	-	14,277	-	14,460
Foreclosed assets	74	-	-	141,162	-	141,236
Net cash (used in) provided by investing activities	(884,107)	(695,887)	(745,023)	3,530,002	2,872,149	4,077,134

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	(1,582,367)	28,881	(1,553,486)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	-	(220,240)	-	(220,240)
Other short-term borrowings	(24,225)	-	31,800	636,696	(287,375)	356,896
Payments of notes payable	(250,000)	-	(4,000)	(4,253,578)	247,000	(4,260,578)
Proceeds from issuance of notes payable	-	-	-	110,870	231	111,101
Proceeds from issuance of common stock	153	-	-	-	-	153
Net proceeds from issuance of depository shares	1,100,155	-	-	-	1,618	1,101,773
Dividends paid to parent company	-	(63,900)	-	(111,700)	175,600	-
Dividends paid	(310)	-	-	-	-	(310)
Treasury stock acquired	(559)	-	-	-	-	(559)
Capital contribution from parent	-	745,000	745,000	1,345,000	(2,835,000)	-
Net cash provided by (used in) financing activities	825,214	681,100	772,800	(4,075,319)	(2,669,045)	(4,465,250)
Net increase (decrease) in cash and due from banks	464	318	838	(225,883)	(694)	(224,957)
Cash and due from banks at beginning of period	1,174	300	738	677,606	(2,488)	677,330
Cash and due from banks at end of period	$1,638	$618	$1,576	$451,723	$(3,182)	$452,373

	Year ended December 31, 2009
				All other
	Popular, Inc.	PIBI	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net loss	$(573,919)	$(744,628)	$(762,101)	$(545,481)	$2,052,210	$(573,919)

Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	729,953	759,011	755,277	-	(2,244,241)	-
Provision for loan losses	-	-	-	1,405,807	-	1,405,807
Amortization of intangibles	-	-	-	9,482	-	9,482
Depreciation and amortization of premises and
equipment	1,573	-	3	62,875	-	64,451
Net accretion of discounts and amortization of
premiums and deferred fees	7,100	-	493	64,212	(271)	71,534
Impairment losses long-lived assets	-	-	-	1,545	-	1,545
Fair value adjustments of mortgage servicing rights	-	-	-	32,960	-	32,960
FDIC deposit insurance expense	-	-	-	76,796	-	76,796
Adjustments (expense) to indemnity reserves on
loans sold	-	-	-	40,211	-	40,211
(Earnings) losses from investments under the
equity method	(692)	(16,558)	1,184	90	(1,719)	(17,695)
Earnings from changes in fair value related to
instruments measured at fair value	-	-	-	(1,674)	-	(1,674)
Stock options expense	91	-	-	111	-	202
Deferred income tax benefit	(1,850)	-	(2,601)	(100,308)	24,869	(79,890)
Loss (gain) on:
Disposition of premises and equipment	3,006	-	-	(3,418)	-	(412)
Early extinguishment of debt	(26,439)	-	(51,898)	1,959	(1,922)	(78,300)
Sale and valuation adjustment of investment
securities	(3,008)	10,934	-	(229,530)	2,058	(219,546)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	-	57	-	57
Sale of processing and technology business,
Acquisitions of loans held-for-sale	-	-	-	(354,472)	-	(354,472)
Proceeds from sale of loans held-for-sale	-	-	-	79,264	-	79,264
Net disbursements on loans held-for-sale	-	-	-	(1,129,554)	-	(1,129,554)
Net (increase) decrease in:
Trading securities	-	-	-	1,542,470	-	1,542,470
Accrued income receivable	913	347	1,728	29,553	(1,940)	30,601
Other assets	17,282	6,712	1,020	(271,464)	(13,306)	(259,756)
Net increase (decrease) in:
Interest payable	6,455	-	(11,605)	(44,485)	1,940	(47,695)
Pension and other postretirement benefits
obligations	-	-	-	19,599	-	19,599
Other liabilities	(1,797)	(77)	3,796	24,623	(9,708)	16,837
Total adjustments	732,587	760,369	697,397	1,256,709	(2,244,240)	1,202,822
Net cash provided by (used in) operating activities	158,668	15,741	(64,704)	711,228	(192,030)	628,903

Cash flows from investing activities:
Net decrease (increase) in money market
investments	89,643	(15,530)	450,008	(208,181)	(524,083)	(208,143)
Purchases of investment securities:
Available-for-sale	(249,603)	-	-	(4,135,171)	191,484	(4,193,290)
Held-to-maturity	(51,539)	-	-	(8,023)	-	(59,562)
Other	-	-	-	(38,913)	-	(38,913)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	14,226	-	-	1,617,381	-	1,631,607
Held-to-maturity	27,318	-	-	114,248	-	141,566
Other	-	-	-	75,101	-	75,101
Proceeds from sale of investment securities:
Available for sale	426,666	-	-	3,590,131	(191,484)	3,825,313
Other	-	-	-	52,294	-	52,294
Net repayments on loans	717,578	-	12,800	1,065,164	(741,795)	1,053,747
Proceeds from sale of loans	-	-	-	328,170	-	328,170
Acquisition of loan portfolios	-	-	-	(72,675)	-	(72,675)
Net proceeds from sale of processing and
Capital contribution to subsidiary	(940,000)	(940,000)	(590,000)	-	2,470,000	-
Transfer of shares of a subsidiary	(42,971)	-	42,971	-	-	-
Mortgage servicing rights purchased	-	-	-	(1,364)	-	(1,364)
Acquisition of premises and equipment	(310)	-	-	(69,330)	-	(69,640)
Proceeds from sale of:
Premises and equipment	14,943	-	-	25,300	-	40,243
Foreclosed assets	47	-	-	149,900	-	149,947
Net cash provided by (used in) investing activities	5,998	(955,530)	(84,221)	2,484,032	1,204,122	2,654,401

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	-	(2,058,240)	432,642	(1,625,598)
Federal funds purchased and assets sold under
agreements to repurchase	(44,471)	-	-	(964,027)	89,680	(918,818)
Other short-term borrowings	(18,544)	-	200	(721,059)	741,795	2,392
Payments of notes payable	-	-	(798,880)	(14,197)	-	(813,077)
Proceeds from issuance of notes payable	-	-	675	60,000	-	60,675
Dividends paid to parent company	-	-	-	(188,125)	188,125	-
Dividends paid	(71,438)	-	-	-	-	(71,438)
Issuance costs and fees paid on conversion of
preferred stock and trust preferred securities	(29,024)	-	-	-	3,944	(25,080)
Treasury stock acquired	(17)	-	-	-	-	(17)
Capital contribution from parent	-	940,000	940,000	590,000	(2,470,000)	-
Net cash (used in) provided by financing activities	(163,494)	940,000	141,995	(3,295,648)	(1,013,814)	(3,390,961)
Net increase (decrease) in cash and due from banks	1,172	211	(6,930)	(100,388)	(1,722)	(107,657)
Cash and due from banks at beginning of period	2	89	7,668	777,994	(766)	784,987
Cash and due from banks at end of period	$1,174	$300	$738	$677,606	$(2,488)	$677,330

Nature of Operations - Additional Information (Detail) (E V E R T E C Inc [Member])	Dec. 31, 2011	Sep. 30, 2010
E V E R T E C Inc [Member]
Nature Of Operations [Line Items]
Percentage Of Ownership Interests Sold		51.00%
Ownership interest	49.00%

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Minimum Ownership Amount To Be Accounted As Equity Method	at least 20% ownership
Maximum Ownership Amount To Be Accounted As Cost Method	less than 20% ownership
Loss Sharing Agreement Allocation Percentage	80% of any future losses
Period Of Unpaid Interest Or Principal For Loans Reported As Past Due	unpaid for 30 days or more
Period In Arrears On Payments Of Principal Or Interest For Discontinuation Of Recognition Of Interest Income On Commercial And Construction Loans	90 days or more in arrears
Period Of Past Due Principal And Interest For Charging Off The Impaired Portion Of Secured Loans	not later than 365 days past due
Time Period Past Due For Charging Off Commercial Unsecured Loans	no later than 180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Mortgage Loans	90 days or more in arrears
Time Period Past Due For Charging Off The Impaired Portion Of Mortgage Loans	180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Close End Consumer Loans And Home Equity Lines Of Credit	90 days or more in arrears
Time Period In Arrears For Discontinuing Interest Income Recognition On Lease Financing	90 days or more in arrears
Time Period In Arrears For Charging Off Close End Consumer Loans And Leases	120 days in arrears
Time Period In Arrears For Charging Off Open End Consumer Loans	180 days in arrears
Time Period Past Due For Charging Off Consumer Overdrafts	no later than 60 days past their due date
Period Of Sustained Performance To Discontinue Non Accrual Status	at least six months
Period Of Sustained Performance To Discontinue Non Accrual Status For Loans Providing Quarterly Or Semi Annual Payments	one year
Historical Loss Window Period Commercial And Construction	over a three-year historical loss period
Historical Loss Window Period Consumer	18-month period
Oustanding Debt Amount For Specific Impariment Of Loan	outstanding debt of $1 million or more
Period Past Due Of Interest Or Principal For Specific Impairment	90 days or more past due
Outstanding Debt Amount And Time Period For General Reserve	below the $1 million threshold and are still 90 days past due
Percent Of Remaining Principal Balance Of Delinquent Loan Repurchase Allowed	100% of the remaining principal balance of the loan
Book Value Of O R E O Appraisals Updated Annually	greater than $1 million	over $3 million at least annually
Book Value Of O R E O Appraisals Updated Every Two Years	lower than $1 million	between $1 million to $3 million
Frequency Of Updated B P O Or Appraisals Obtained For Residential Real Estate	annually
Finite-Lived Intangible Assets, Useful Life, Minimum	4
Finite-Lived Intangible Assets, Useful Life, Maximum	10
Amount Recognized in Income Due to Inflationary Accounting	$ 1,900,000
Total Assets Remeasured Due To Inflationary Accounting	8,900,000
Financing Receivable Allowance For Credit Losses Other Adjustments	1,101,000	(327,207,000)	0
Financing Receivable Allowance For Credit Losses Out Of Period Recovery Adjustment	10,700,000
Mortgages
Significant Accounting Policies [Line Items]
Financing Receivable Allowance For Credit Losses Other Adjustments	13,807,000	(197,384,000)
PUERTO RICO
Significant Accounting Policies [Line Items]
Adjustment for enacted changes in income tax laws	103,287,000	0	(12,351,000)
Financing Receivable Allowance For Credit Losses Other Adjustments	(12,706,000)	(129,823,000)
PUERTO RICO | Net [Member]
Significant Accounting Policies [Line Items]
Tax benefit related to the timing of loan charge-offs for tax purposes	53,600,000
PUERTO RICO | Mortgages
Significant Accounting Policies [Line Items]
Financing Receivable Allowance For Credit Losses Other Adjustments	$ 0	$ 0

Fair Values of Major Classes of Identifiable Assets Acquired and Liabilities Assumed (Detail) (Westernbank Puerto Rico [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	$ 2,425,929
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	8,362,491
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	8,362,491
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	45,755
Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	358,132
Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	58,610
Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	5,200,457
Other real estate [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	52,080
Core deposit intangible
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	24,415
Notes Receivable from FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	111,101
Other assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	44,926
Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	86,841
Deposits
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	2,391,635
Note issued to the FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	5,770,495
Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	52,500
True Up Payment Obligation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	88,181
Other liabilities
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	13,925
Preliminary Allocation [Member]
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	0
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	9,142,359
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	2,394,095
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	0
Preliminary Allocation [Member] | Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	358,132
Preliminary Allocation [Member] | Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	58,610
Preliminary Allocation [Member] | Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	8,554,744
Preliminary Allocation [Member] | Other real estate [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	125,947
Preliminary Allocation [Member] | Core deposit intangible
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	0
Preliminary Allocation [Member] | Notes Receivable from FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Preliminary Allocation [Member] | Other assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	44,926
Preliminary Allocation [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Preliminary Allocation [Member] | Deposits
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	2,380,170
Preliminary Allocation [Member] | Note issued to the FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Preliminary Allocation [Member] | Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Preliminary Allocation [Member] | True Up Payment Obligation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Preliminary Allocation [Member] | Other liabilities
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	13,925
Fair Value Adjustment [Member]
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	2,425,929
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	(890,969)
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	145,401
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	45,755
Fair Value Adjustment [Member] | Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	(3,354,287)
Fair Value Adjustment [Member] | Other real estate [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	(73,867)
Fair Value Adjustment [Member] | Core deposit intangible
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	24,415
Fair Value Adjustment [Member] | Notes Receivable from FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Other assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Fair Value Adjustment [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	86,841
Fair Value Adjustment [Member] | Deposits
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	11,465
Fair Value Adjustment [Member] | Note issued to the FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Fair Value Adjustment [Member] | Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Fair Value Adjustment [Member] | True Up Payment Obligation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	88,181
Fair Value Adjustment [Member] | Other liabilities
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Other Adjustments [Member]
Business Acquisition [Line Items]
Business Combination, Indemnification Assets, Amount as of Acquisition Date	0
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Assets Acquired	111,101
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Total Liabilities Assumed	5,822,995
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	0
Other Adjustments [Member] | Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Investment in Federal Home Loan Bank Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Loan
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Other real estate [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Core deposit intangible
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	0
Other Adjustments [Member] | Notes Receivable from FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	111,101
Other Adjustments [Member] | Other assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Other Adjustments [Member] | Deposits
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Other Adjustments [Member] | Note issued to the FDIC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	5,770,495
Other Adjustments [Member] | Equity Appreciation Instrument [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	52,500
Other Adjustments [Member] | True Up Payment Obligation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	0
Other Adjustments [Member] | Other liabilities
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	$ 0

Fair Values of Major Classes of Identifiable Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Unamortized Premium [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	$ 12,411
Notes Payable, Other Payables [Member] | Westernbank Puerto Rico [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	$ 5,770,495

Business Combination - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011 days units
Business Acquisition [Line Items]
EquityAppreciationInstrumentUnits	50
EquityAppreciationInstrumentExercisePrice	$ 3.43
Loss Sharing Agreement Allocation Percentage	80% of any future losses
True Up Payment Term	45
PaymentPercentageUnderLossSharingAgreement	50.00%
PercentageIntrinsicLossEstimate	20.00%
IntrinsicLossEstimate	4,600,000,000
PercentCalculationIntrinsicLossEstimate	925,000,000
PercentAssetdiscountPerBid	25.00%
CalculationPercentAssetDiscountPerBid	$ 1,100,000,000
PercentCalculateSumPeriodServicingAmounts	1.00%

Restrictions on Cash and Due from Banks and Certain Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Average Reserve Required With Federal Reserve Bank	$ 838	$ 835
Bank Time Deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Time deposits maintained separately for two international banking entities as required by the Puerto Rico International Banking Center Law	0.6	0.6
Collateral For Letter Of Credit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	2	5
Guaranteeing Title And Insured Properties [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	1	1
Credit Card Network [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	14	12
Money Market For F D I C Note [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	0	33
Guarantee required by a Puerto Rico municipality [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 18

Securities purchased under agreements to resell (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities Purchased Under Agreements To Resell [Line Items]
Repledged	$ 274,829	$ 171,833
Not repledged	8,608	11,495
Total	$ 283,437	$ 183,328

Classification and Carrying Amount of Pledged Assets, in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total pledged assets	$ 12,204,516	$ 16,435,648
Non Covered Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	10,279,579	9,695,200
Available-for-sale Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	1,894,651	1,867,249
Held-to-maturity Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	25,000	25,770
Loans Held For Sale [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	5,286	2,862
Loans Held For Investment [Member] | Covered Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	0	4,787,002
Covered Under Loss Sharing Agreements With F D I C [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	$ 0	$ 57,565

Pledged Assets - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Owned and Pledged as Collateral [Line Items]
Loans served as collateral to secure debt obligations	$ 400,000,000	$ 500,000,000
Short-term and long-term credit facilities authorized with the Federal Home Loan Bank of New York	2,000,000,000	1,600,000,000
Financial Instruments Owned and Pledged as Collateral, Amount Eligible to be Repledged by Counterparty	68,000,000
Federal Reserve Bank Advances
Financial Instruments Owned and Pledged as Collateral [Line Items]
Remaining unused borrowing capacity at the Fed discount window	2,600,000,000	2,700,000,000
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Financial Instruments served as collateral to secure debt obligations	1,400,000,000	1,300,000,000
Loans Held For Investment [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Loans served as collateral to secure debt obligations	4,000,000,000	4,200,000,000
Loans-held-in portfolio and investment securities available-for-sale served as collateral to secure credit facilities authorized with the FHLB	$ 4,900,000,000	$ 3,800,000,000

Amortized Cost, Gross Unrealized Gains and Losses, Approximate Fair Value, Weighted Average Yield and Contractual Maturities of Investment Securities Available-For-Sale (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 4,779,077,000	$ 5,052,278,000
Gross Unrealized Gains	238,461,000	191,899,000
Gross Unrealized Losses	7,715,000	7,325,000
Fair Value	5,009,823,000	5,236,852,000	6,694,714,000
Weighted Average Yield	3.58%	3.78%
Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	95,314,000
Fair Value	97,706,000
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	715,417,000
Fair Value	745,594,000
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	366,466,000
Fair Value	379,474,000
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,595,286,000
Fair Value	3,780,133,000
U.S. Treasury securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,980,000	35,677,000
Gross Unrealized Gains	3,688,000	2,459,000
Gross Unrealized Losses	0	0
Fair Value	38,668,000	38,136,000	30,452
Weighted Average Yield	3.35%	3.36%
U.S. Treasury securities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
U.S. Treasury securities | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,980,000	7,001,000
Gross Unrealized Gains	3,688,000	122,000
Gross Unrealized Losses	0	0
Fair Value	38,668,000	7,123,000	0
Weighted Average Yield	3.35%	1.50%
U.S. Treasury securities | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	28,676,000
Gross Unrealized Gains	0	2,337,000
Gross Unrealized Losses	0	0
Fair Value	0	31,013,000	30,452
Weighted Average Yield	0.00%	3.81%
U.S. Treasury securities | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
Obligations of U.S. Government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	953,836,000	1,156,205,000
Gross Unrealized Gains	31,710,000	55,760,000
Gross Unrealized Losses	0	661,000
Fair Value	985,546,000	1,211,304,000	1,647,936,000
Weighted Average Yield	3.30%	3.68%
Obligations of U.S. Government sponsored entities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	94,492,000	153,738,000
Gross Unrealized Gains	2,382,000	2,043,000
Gross Unrealized Losses	0	0
Fair Value	96,874,000	155,781,000	356,915,000
Weighted Average Yield	3.45%	3.39%
Obligations of U.S. Government sponsored entities | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	655,625,000	1,000,955,000
Gross Unrealized Gains	25,860,000	53,681,000
Gross Unrealized Losses	0	661,000
Fair Value	681,485,000	1,053,975,000	1,235,469,000
Weighted Average Yield	3.38%	3.72%
Obligations of U.S. Government sponsored entities | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	171,633,000	1,512,000
Gross Unrealized Gains	2,969,000	36,000
Gross Unrealized Losses	0	0
Fair Value	174,602,000	1,548,000	28,492,000
Weighted Average Yield	2.94%	6.30%
Obligations of U.S. Government sponsored entities | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	32,086,000	0
Gross Unrealized Gains	499,000	0
Gross Unrealized Losses	0	0
Fair Value	32,585,000	0	27,060,000
Weighted Average Yield	3.20%	0.00%
Obligations of Puerto Rico, States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	57,504,000	52,527,000
Gross Unrealized Gains	1,255,000	393,000
Gross Unrealized Losses	31,000	218,000
Fair Value	58,728,000	52,702,000	80,609,000
Weighted Average Yield	5.03%	4.70%
Obligations of Puerto Rico, States and political subdivisions | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	765,000	10,404,000
Gross Unrealized Gains	9,000	19,000
Gross Unrealized Losses	0	0
Fair Value	774,000	10,423,000	0
Weighted Average Yield	4.97%	3.92%
Obligations of Puerto Rico, States and political subdivisions | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14,824,000	15,853,000
Gross Unrealized Gains	283,000	279,000
Gross Unrealized Losses	31,000	5,000
Fair Value	15,076,000	16,127,000	22,303,000
Weighted Average Yield	4.07%	4.52%
Obligations of Puerto Rico, States and political subdivisions | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,595,000	20,765,000
Gross Unrealized Gains	54,000	43,000
Gross Unrealized Losses	0	194,000
Fair Value	4,649,000	20,614,000	50,527,000
Weighted Average Yield	5.33%	5.07%
Obligations of Puerto Rico, States and political subdivisions | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,320,000	5,505,000
Gross Unrealized Gains	909,000	52,000
Gross Unrealized Losses	0	19,000
Fair Value	38,229,000	5,538,000	7,779,000
Weighted Average Yield	5.38%	5.28%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,646,893,000	1,205,380,000
Gross Unrealized Gains	50,957,000	33,861,000
Gross Unrealized Losses	208,000	947,000
Fair Value	1,697,642,000	1,238,294,000	1,600,190,000
Weighted Average Yield	2.83%	2.84%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	77,000
Gross Unrealized Gains	0	1,000
Gross Unrealized Losses	0	0
Fair Value	0	78,000	41,000
Weighted Average Yield	0.00%	3.88%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,424,000	1,846,000
Gross Unrealized Gains	49,000	105,000
Gross Unrealized Losses	0	0
Fair Value	2,473,000	1,951,000	4,995,000
Weighted Average Yield	3.28%	4.77%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	55,096,000	107,186,000
Gross Unrealized Gains	1,446,000	1,507,000
Gross Unrealized Losses	0	936,000
Fair Value	56,542,000	107,757,000	127,098,000
Weighted Average Yield	2.64%	2.50%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,589,373,000	1,096,271,000
Gross Unrealized Gains	49,462,000	32,248,000
Gross Unrealized Losses	208,000	11,000
Fair Value	1,638,627,000	1,128,508,000	1,468,056,000
Weighted Average Yield	2.84%	2.87%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	65,113,000	89,519,000
Gross Unrealized Gains	1,000	109,000
Gross Unrealized Losses	7,322,000	4,690,000
Fair Value	57,792,000	84,938,000	117,558,000
Weighted Average Yield	2.30%	2.17%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,653,000	10,208,000
Gross Unrealized Gains	1,000	31,000
Gross Unrealized Losses	181,000	158,000
Fair Value	5,473,000	10,081,000	20,232,000
Weighted Average Yield	0.81%	1.20%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	59,460,000	79,311,000
Gross Unrealized Gains	0	78,000
Gross Unrealized Losses	7,141,000	4,532,000
Fair Value	52,319,000	74,857,000	97,326,000
Weighted Average Yield	2.44%	2.29%
Mortgage backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,989,996,000	2,478,593,000
Gross Unrealized Gains	149,623,000	98,200,000
Gross Unrealized Losses	50,000	638,000
Fair Value	2,139,569,000	2,576,155,000	3,210,179,000
Weighted Average Yield	4.27%	4.29%
Mortgage backed securities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	57,000	2,983,000
Gross Unrealized Gains	1,000	101,000
Gross Unrealized Losses	0	0
Fair Value	58,000	3,084,000	27,390,000
Weighted Average Yield	3.91%	3.62%
Mortgage backed securities | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,564,000	15,738,000
Gross Unrealized Gains	328,000	649,000
Gross Unrealized Losses	0	3,000
Fair Value	7,892,000	16,384,000	30,940,000
Weighted Average Yield	3.86%	3.98%
Mortgage backed securities | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	111,639,000	170,662,000
Gross Unrealized Gains	8,020,000	10,580,000
Gross Unrealized Losses	1,000	3,000
Fair Value	119,658,000	181,239,000	214,261,000
Weighted Average Yield	4.66%	4.71%
Mortgage backed securities | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,870,736,000	2,289,210,000
Gross Unrealized Gains	141,274,000	86,870,000
Gross Unrealized Losses	49,000	632,000
Fair Value	2,011,961,000	2,375,448,000	2,937,588,000
Weighted Average Yield	4.25%	4.26%
Equity securities (without contractual maturity)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,594,000	8,722,000
Gross Unrealized Gains	426,000	855,000
Gross Unrealized Losses	104,000	102,000
Fair Value	6,916,000	9,475,000	7,790,000
Weighted Average Yield	2.96%	3.43%
Other
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24,161,000	25,655,000
Gross Unrealized Gains	801,000	262,000
Gross Unrealized Losses	0	69,000
Fair Value	24,962,000	25,848,000	0
Weighted Average Yield	9.06%	8.74%
Other | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
Other | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0	0
Weighted Average Yield	0.00%	0.00%
Other | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	17,850,000	17,850,000
Gross Unrealized Gains	700,000	262,000
Gross Unrealized Losses	0	0
Fair Value	18,550,000	18,112,000	0
Weighted Average Yield	10.99%	10.98%
Other | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,311,000	7,805,000
Gross Unrealized Gains	101,000	0
Gross Unrealized Losses	0	69,000
Fair Value	$ 6,412,000	$ 7,736,000	$ 0
Weighted Average Yield	3.61%	3.62%

Realized gains and losses on investments securities available-for-sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 8,514	$ 3,768	$ 184,705
Available-for-sale Securities, Gross Realized Losses	(130)	(6)	(361)
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 8,384	$ 3,762	$ 184,344

Fair Value and Gross Unrealized Losses of Investment Securities Available-For-Sale, Aggregated by Investment Category and Length of Time Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 122,731	$ 146,084
Less than 12 months Gross Unrealized Losses	884	2,594
12 months or more Fair Value	45,807	64,410
12 months or more Gross Unrealized Losses	6,831	4,731
Total Fair Value	168,538	210,494
Total Gross Unrealized Losses	7,715	7,325
Obligations of Puerto Rico, States and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	7,817	19,357
Less than 12 months Gross Unrealized Losses	28	213
12 months or more Fair Value	191	303
12 months or more Gross Unrealized Losses	3	5
Total Fair Value	8,008	19,660
Total Gross Unrealized Losses	31	218
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	90,543	40,212
Less than 12 months Gross Unrealized Losses	208	945
12 months or more Fair Value	0	2,505
12 months or more Gross Unrealized Losses	0	2
Total Fair Value	90,543	42,717
Total Gross Unrealized Losses	208	947
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	13,595	21,231
Less than 12 months Gross Unrealized Losses	539	292
12 months or more Fair Value	44,148	52,302
12 months or more Gross Unrealized Losses	6,783	4,398
Total Fair Value	57,743	73,533
Total Gross Unrealized Losses	7,322	4,690
Mortgage backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	5,577	33,261
Less than 12 months Gross Unrealized Losses	14	406
12 months or more Fair Value	1,466	9,257
12 months or more Gross Unrealized Losses	36	232
Total Fair Value	7,043	42,518
Total Gross Unrealized Losses	50	638
Equity securities (without contractual maturity)
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	5,199	3
Less than 12 months Gross Unrealized Losses	95	8
12 months or more Fair Value	2	43
12 months or more Gross Unrealized Losses	9	94
Total Fair Value	5,201	46
Total Gross Unrealized Losses	104	102
Obligations of U.S. Government sponsored entities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	24,284
Less than 12 months Gross Unrealized Losses	0	661
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	24,284
Total Gross Unrealized Losses	0	661
Other
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	7,736
Less than 12 months Gross Unrealized Losses	0	69
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	7,736
Total Gross Unrealized Losses	$ 0	$ 69

Name of Issuers, and the Aggregate Amortized Cost and Fair Value of the Securities of Such Issuer, in which the Aggregate Amortized Cost Exceeds 10% of Stockholders' Equity (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage-backed securities - FNMA
Investment Holdings [Line Items]
Amortized Cost	$ 1,049,315	$ 757,812
Fair Value	1,089,069	789,838
FHLB
Investment Holdings [Line Items]
Amortized Cost	553,940	1,003,395
Fair Value	578,617	1,056,549
Freddie Mac
Investment Holdings [Line Items]
Amortized Cost	984,270	637,644
Fair Value	$ 1,010,669	$ 654,495

Aggregate Amortized Cost and Fair Value of AFS by contractual Maturity (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 4,779,077,000	$ 5,052,278,000
Investment securities available-for-sale, at fair value	5,009,823,000	5,236,852,000	6,694,714,000
Subtotal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	4,772,483,000
Investment securities available-for-sale, at fair value	5,002,907,000
Equity securities (without contractual maturity)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	6,594,000	8,722,000
Investment securities available-for-sale, at fair value	6,916,000	9,475,000	7,790,000
Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	95,314,000
Investment securities available-for-sale, at fair value	97,706,000
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	715,417,000
Investment securities available-for-sale, at fair value	745,594,000
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	366,466,000
Investment securities available-for-sale, at fair value	379,474,000
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,595,286,000
Investment securities available-for-sale, at fair value	$ 3,780,133,000

Investment Securities Available for Sale - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Proceeds from the sale of investment securities available-for-sale	$ 262,443,000	$ 397,086,000	$ 3,825,313,000
Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Realized gains (losses) on the sale of investment securities available-for-sale	8,400,000	3,700,000
Equity securities (without contractual maturity)
Schedule of Available-for-sale Securities [Line Items]
Other than Temporary Impairment Losses, Investments	$ 340,000	$ 264,000

Amortized Cost, Gross Unrealized Gains and Losses, Approximate Fair Value, Weighted Average Yield and Contractual Maturities of Investment Securities Held-To-Maturity (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 125,383	$ 122,354	$ 212,962
Gross Unrealized Gains	825	454
Gross Unrealized Losses	954	1,935
Fair Value	125,254	120,873
Weighted Average Yield	4.28%	3.51%
Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	7,275
Fair Value	7,281
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	37,424
Fair Value	37,937
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	18,512
Fair Value	18,688
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	62,172
Fair Value	61,348
U.S. Treasury securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	25,873	25,777
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	1
Fair Value	0	25,872
Weighted Average Yield	0.00%	0.11%
U.S. Treasury securities | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	25,873	25,777
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	1
Fair Value	0	25,872
Weighted Average Yield	0.00%	0.11%
U.S. Treasury securities | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
U.S. Treasury securities | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
U.S. Treasury securities | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	160	176	220
Gross Unrealized Gains	0	0
Gross Unrealized Losses	9	10
Fair Value	151	166
Weighted Average Yield	5.45%	5.45%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	160	176	220
Gross Unrealized Gains	0	0
Gross Unrealized Losses	9
Fair Value	151	166
Weighted Average Yield	5.45%	5.45%
Other
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	26,250	4,330	4,823
Gross Unrealized Gains	83	0
Gross Unrealized Losses	0	7
Fair Value	26,333	4,323
Weighted Average Yield	3.41%	1.15%
Other | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	4,080	3,573
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	4,080
Weighted Average Yield	0.00%	1.15%
Other | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	26,250	250	1,250
Gross Unrealized Gains	83	0
Gross Unrealized Losses	0	7
Fair Value	26,333	243
Weighted Average Yield	3.41%	1.20%
Other | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Other | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Obligations of U.S. Government sponsored entities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	0
Weighted Average Yield	0.00%
Obligations of U.S. Government sponsored entities | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	0
Weighted Average Yield	0.00%
Obligations of U.S. Government sponsored entities | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	0
Weighted Average Yield	0.00%
Obligations of U.S. Government sponsored entities | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	0
Weighted Average Yield	0.00%
Obligations of U.S. Government sponsored entities | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	0
Weighted Average Yield	0.00%
Obligations of Puerto Rico, States and political subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	98,973	91,975	182,142
Gross Unrealized Gains	742	454
Gross Unrealized Losses	945	1,917
Fair Value	98,770	90,512
Weighted Average Yield	4.51%	4.58%
Obligations of Puerto Rico, States and political subdivisions | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	7,275	2,150	7,015
Gross Unrealized Gains	6	6
Gross Unrealized Losses	0	0
Fair Value	7,281	2,156
Weighted Average Yield	2.24%	5.33%
Obligations of Puerto Rico, States and political subdivisions | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	11,174	15,529	109,415
Gross Unrealized Gains	430	333
Gross Unrealized Losses	0	0
Fair Value	11,604	15,862
Weighted Average Yield	5.80%	4.10%
Obligations of Puerto Rico, States and political subdivisions | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	18,512	17,594	17,112
Gross Unrealized Gains	266	115
Gross Unrealized Losses	90	268
Fair Value	18,688	17,441
Weighted Average Yield	5.99%	5.96%
Obligations of Puerto Rico, States and political subdivisions | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	62,012	56,702	48,600
Gross Unrealized Gains	40	0
Gross Unrealized Losses	855	1,649
Fair Value	$ 61,197	$ 55,053
Weighted Average Yield	4.11%	4.25%

Fair Value and Gross Unrealized Losses of Investment Securities Held-To-Maturity, Aggregated by Investment Category and Length of Time Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 10,323	$ 78,110
Less than 12 months Gross Unrealized Losses	92	1,923
12 months or more Fair Value	31,213	939
12 months or more Gross Unrealized Losses	862	12
Total Fair Value	41,536	79,049
Total Gross Unrealized Losses	954	1,935
Obligations of Puerto Rico, States and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	10,323	51,995
Less than 12 months Gross Unrealized Losses	92	1,915
12 months or more Fair Value	31,062	773
12 months or more Gross Unrealized Losses	853	2
Total Fair Value	41,385	52,768
Total Gross Unrealized Losses	945	1,917
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	151	166
12 months or more Gross Unrealized Losses	9	10
Total Fair Value	151	166
Total Gross Unrealized Losses	9	10
U.S. Treasury securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	25,872
Less than 12 months Gross Unrealized Losses	0	1
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	25,872
Total Gross Unrealized Losses	0	1
Other
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	243
Less than 12 months Gross Unrealized Losses	0	7
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	243
Total Gross Unrealized Losses	$ 0	$ 7

Aggregate Amortized Cost and Fair Value of HTM by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	$ 125,383	$ 122,354	$ 212,962
Investment securities held-to-maturity, fair value	125,254	120,873
Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	7,275
Investment securities held-to-maturity, fair value	7,281
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	37,424
Investment securities held-to-maturity, fair value	37,937
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	18,512
Investment securities held-to-maturity, fair value	18,688
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	62,172
Investment securities held-to-maturity, fair value	$ 61,348

Composition of Loans Held-In-Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	$ 24,951,299		$ 25,564,917
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	8,960,981		9,470,225
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	4,086,647		4,690,441
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	858,454		1,141,343
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	6,691,414		5,784,181
Leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	563,867		602,993
Consumer | Credit cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	1,230,029		1,132,308
Consumer | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	557,894		568,353
Consumer | Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	1,130,593		1,236,067
Consumer | Auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	518,476		503,757
Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	352,944		435,249
Non-covered loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	20,602,596	[1]	20,728,035	[2]
Non-covered loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	6,689,686		7,006,676
Non-covered loans | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	3,845,200		4,386,809
Non-covered loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	311,628		500,851
Non-covered loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	5,518,460		4,524,722
Non-covered loans | Leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	563,867		602,993
Non-covered loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	3,673,755		3,705,984
Non-covered loans | Consumer | Credit cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	1,230,029		1,132,308
Non-covered loans | Consumer | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	557,894		568,353
Non-covered loans | Consumer | Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	1,130,593		1,236,067
Non-covered loans | Consumer | Auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	518,476		503,757
Non-covered loans | Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	236,763		265,499
Covered loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	4,348,703		4,836,882
Covered loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	2,271,295		2,463,549
Covered loans | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	241,447		303,632
Covered loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	546,826		640,492
Covered loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	1,172,954		1,259,459
Covered loans | Leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	0		0
Covered loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	116,181		169,750
Covered loans | Consumer | Credit cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	0		0
Covered loans | Consumer | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	0		0
Covered loans | Consumer | Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	0		0
Covered loans | Consumer | Auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	0		0
Covered loans | Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	$ 116,181		$ 169,750

[1]	Loans held-in-portfolio at December 31, 2011 are net of $101 million in unearned income and exclude $363 million in loans held-for-sale.
[2]	Loans held-in-portfolio at December 31, 2010 are net of $106 million in unearned income and exclude $894 million in loans held-for-sale.

Composition of Loans Held-In-Portfolio (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, unearned income	$ 100,596	$ 106,241
Loans held-for-sale	$ 363,093	$ 893,938

Loans Held-For-Sale, by Main Loan Categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 363,093	$ 893,938
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	26,198	60,528
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	236,045	412,744
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 100,850	$ 420,666

Loans in Non-Performing Status and Accruing Loans Past-Due 90 Days or More by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 236,045		$ 412,204
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	59		199,025
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,737,850	[1]	1,571,853	[2]
Accruing loans past-due 90 days or more	307,960	[1]	327,343	[2]
Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	636,037		553,133
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	236,836		171,894
Accruing loans past-due 90 days or more	675		0
Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	128,999		238,554
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	686,502		542,033
Accruing loans past-due 90 days or more	280,912		292,387
Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,808		5,937
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	43,668		60,302
Non Covered Loans [Member] | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	735		0
Accruing loans past-due 90 days or more	25,748		33,514
Non Covered Loans [Member] | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	10,065		17,562
Accruing loans past-due 90 days or more	157		0
Non Covered Loans [Member] | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	20,833		28,185
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	6,864		7,663
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,171		6,892
Accruing loans past-due 90 days or more	468		1,442
Non Covered Loans [Member] | PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,371,242	[1]	1,111,503	[2]
Accruing loans past-due 90 days or more	307,960	[1]	327,343	[2]
Non Covered Loans [Member] | PUERTO RICO | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	453,879		370,677
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	177,292		114,792
Accruing loans past-due 90 days or more	675		0
Non Covered Loans [Member] | PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	53,859		64,678
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	649,279		518,446
Accruing loans past-due 90 days or more	280,912		292,387
Non Covered Loans [Member] | PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,642		5,674
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	25,748		33,514
Non Covered Loans [Member] | PUERTO RICO | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	157		0
Non Covered Loans [Member] | PUERTO RICO | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	19,317		22,816
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	6,830		7,528
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,144		6,892
Accruing loans past-due 90 days or more	468		1,442
Non Covered Loans [Member] | UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	366,608	[1]	460,350	[2]
Accruing loans past-due 90 days or more	0	[1]	0	[2]
Non Covered Loans [Member] | UNITED STATES | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	182,158		182,456
Accruing loans past-due 90 days or more			0
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	59,544		57,102
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	75,140		173,876
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	37,223		23,587
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	166		263
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	735		0
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	10,065		17,562
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,516		5,369
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	34		135
Accruing loans past-due 90 days or more	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	27		0
Accruing loans past-due 90 days or more	$ 0		$ 0

[1]	For purposes of this table non-performing loans exclude $ 262 million in non-performing loans held-for-sale
[2]	For purposes of this table non-performing loans exclude $ 672 million in non-performing loans held-for-sale

Loans in Non-Performing Status and Accruing Loans Past-Due 90 Days or More by Loan Class (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 363,093	$ 893,938
Credit Impaired Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	262	672
Credit Impaired Loans | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 0

Loans by Past Due Status for Non-Covered Loans Held-In-Portfolio (Net of Unearned Income) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	$ 24,951,299	$ 25,564,917
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	8,960,981	9,470,225
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	4,086,647	4,690,441
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	858,454	1,141,343
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	6,691,414	5,784,181
Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	563,867	602,993
Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,230,029	1,132,308
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	557,894	568,353
Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,130,593	1,236,067
Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	518,476	503,757
Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	352,944	435,249
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	509,223	531,611
Past Due 60-89 Days	224,477	218,197
Past Due 90 Days or More	2,045,810	1,899,196
Total Past Due	2,779,510	2,649,004
Current	17,823,086	18,079,031
Loans held-in-portfolio	20,602,596	20,728,035
Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	125,676	115,967
Past Due 60-89 Days	28,468	35,869
Past Due 90 Days or More	636,037	553,133
Total Past Due	790,181	704,969
Current	5,899,505	6,301,707
Loans held-in-portfolio	6,689,686	7,006,676
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	70,449	65,075
Past Due 60-89 Days	25,091	38,774
Past Due 90 Days or More	237,511	171,894
Total Past Due	333,051	275,743
Current	3,512,149	4,111,066
Loans held-in-portfolio	3,845,200	4,386,809
Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	4,529	36,461
Past Due 60-89 Days	21,055	3,292
Past Due 90 Days or More	128,999	238,554
Total Past Due	154,583	278,307
Current	157,045	222,544
Loans held-in-portfolio	311,628	500,851
Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	232,666	227,018
Past Due 60-89 Days	111,755	96,540
Past Due 90 Days or More	967,414	834,420
Total Past Due	1,311,835	1,157,978
Current	4,206,625	3,366,744
Loans held-in-portfolio	5,518,460	4,524,722
Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	8,128	11,745
Past Due 60-89 Days	2,505	2,498
Past Due 90 Days or More	5,808	5,937
Total Past Due	16,441	20,180
Current	547,426	582,813
Loans held-in-portfolio	563,867	602,993
Non Covered Loans [Member] | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	14,821	16,416
Past Due 60-89 Days	11,708	13,115
Past Due 90 Days or More	26,483	33,514
Total Past Due	53,012	63,045
Current	1,177,017	1,069,263
Loans held-in-portfolio	1,230,029	1,132,308
Non Covered Loans [Member] | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	7,245	6,116
Past Due 60-89 Days	3,982	6,873
Past Due 90 Days or More	10,222	17,562
Total Past Due	21,449	30,551
Current	536,445	537,802
Loans held-in-portfolio	557,894	568,353
Non Covered Loans [Member] | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	21,157	26,563
Past Due 60-89 Days	12,541	14,519
Past Due 90 Days or More	20,833	28,185
Total Past Due	54,531	69,267
Current	1,076,062	1,166,800
Loans held-in-portfolio	1,130,593	1,236,067
Non Covered Loans [Member] | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	22,783	22,451
Past Due 60-89 Days	5,920	5,399
Past Due 90 Days or More	6,864	7,663
Total Past Due	35,567	35,513
Current	482,909	468,244
Loans held-in-portfolio	518,476	503,757
Non Covered Loans [Member] | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	1,769	3,799
Past Due 60-89 Days	1,452	1,318
Past Due 90 Days or More	5,639	8,334
Total Past Due	8,860	13,451
Current	227,903	252,048
Loans held-in-portfolio	236,763	265,499
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	19,188,842	18,842,576
PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	707,767	808,848
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	5,862,437	4,909,159
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	548,706	572,787
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,086,608	3,067,585
PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	369,879	350,280
Past Due 60-89 Days	190,373	169,512
Past Due 90 Days or More	1,679,202	1,438,846
Total Past Due	2,239,454	1,958,638
Current	12,600,685	12,047,056
Loans held-in-portfolio	14,840,139	14,005,694
PUERTO RICO | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	56,597	47,064
Past Due 60-89 Days	21,586	25,547
Past Due 90 Days or More	453,879	370,677
Total Past Due	532,062	443,288
Current	3,075,090	3,412,310
Loans held-in-portfolio	3,607,152	3,855,598
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	46,013	34,703
Past Due 60-89 Days	17,233	23,695
Past Due 90 Days or More	177,967	114,792
Total Past Due	241,213	173,190
Current	2,622,217	2,688,228
Loans held-in-portfolio	2,863,430	2,861,418
PUERTO RICO | Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	608	6,356
Past Due 60-89 Days	21,055	3,000
Past Due 90 Days or More	53,859	64,678
Total Past Due	75,522	74,034
Current	85,419	94,322
Loans held-in-portfolio	160,941	168,356
PUERTO RICO | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	202,072	188,468
Past Due 60-89 Days	98,565	83,789
Past Due 90 Days or More	930,191	810,833
Total Past Due	1,230,828	1,083,090
Current	3,458,655	2,566,610
Loans held-in-portfolio	4,689,483	3,649,700
PUERTO RICO | Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	7,927	10,737
Past Due 60-89 Days	2,301	2,274
Past Due 90 Days or More	5,642	5,674
Total Past Due	15,870	18,685
Current	532,836	554,102
Loans held-in-portfolio	548,706	572,787
PUERTO RICO | Non Covered Loans [Member] | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	14,507	16,073
Past Due 60-89 Days	11,479	12,758
Past Due 90 Days or More	25,748	33,514
Total Past Due	51,734	62,345
Current	1,164,086	1,054,081
Loans held-in-portfolio	1,215,820	1,116,426
PUERTO RICO | Non Covered Loans [Member] | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	155
Past Due 60-89 Days	395
Past Due 90 Days or More	157
Total Past Due	707
Current	19,344
Loans held-in-portfolio	20,051
PUERTO RICO | Non Covered Loans [Member] | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	17,583	21,004
Past Due 60-89 Days	10,434	11,830
Past Due 90 Days or More	19,317	22,816
Total Past Due	47,334	55,650
Current	935,854	965,610
Loans held-in-portfolio	983,188	1,021,260
PUERTO RICO | Non Covered Loans [Member] | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	22,677	22,076
Past Due 60-89 Days	5,883	5,301
Past Due 90 Days or More	6,830	7,528
Total Past Due	35,390	34,905
Current	480,874	459,745
Loans held-in-portfolio	516,264	494,650
PUERTO RICO | Non Covered Loans [Member] | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	1,740	3,799
Past Due 60-89 Days	1,442	1,318
Past Due 90 Days or More	5,612	8,334
Total Past Due	8,794	13,451
Current	226,310	252,048
Loans held-in-portfolio	235,104	265,499
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	139,344	181,331
Past Due 60-89 Days	34,104	48,685
Past Due 90 Days or More	366,608	460,350
Total Past Due	540,056	690,366
Current	5,222,401	6,031,975
Loans held-in-portfolio	5,762,457	6,722,341
UNITED STATES | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	69,079	68,903
Past Due 60-89 Days	6,882	10,322
Past Due 90 Days or More	182,158	182,456
Total Past Due	258,119	261,681
Current	2,824,415	2,889,397
Loans held-in-portfolio	3,082,534	3,151,078
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	24,436	30,372
Past Due 60-89 Days	7,858	15,079
Past Due 90 Days or More	59,544	57,102
Total Past Due	91,838	102,553
Current	889,932	1,422,838
Loans held-in-portfolio	981,770	1,525,391
UNITED STATES | Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	3,921	30,105
Past Due 60-89 Days	0	292
Past Due 90 Days or More	75,140	173,876
Total Past Due	79,061	204,273
Current	71,626	128,222
Loans held-in-portfolio	150,687	332,495
UNITED STATES | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	30,594	38,550
Past Due 60-89 Days	13,190	12,751
Past Due 90 Days or More	37,223	23,587
Total Past Due	81,007	74,888
Current	747,970	800,134
Loans held-in-portfolio	828,977	875,022
UNITED STATES | Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	201	1,008
Past Due 60-89 Days	204	224
Past Due 90 Days or More	166	263
Total Past Due	571	1,495
Current	14,590	28,711
Loans held-in-portfolio	15,161	30,206
UNITED STATES | Non Covered Loans [Member] | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	314	343
Past Due 60-89 Days	229	357
Past Due 90 Days or More	735	0
Total Past Due	1,278	700
Current	12,931	15,182
Loans held-in-portfolio	14,209	15,882
UNITED STATES | Non Covered Loans [Member] | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	7,090	6,116
Past Due 60-89 Days	3,587	6,873
Past Due 90 Days or More	10,065	17,562
Total Past Due	20,742	30,551
Current	517,101	537,802
Loans held-in-portfolio	537,843	568,353
UNITED STATES | Non Covered Loans [Member] | Consumer | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	3,574	5,559
Past Due 60-89 Days	2,107	2,689
Past Due 90 Days or More	1,516	5,369
Total Past Due	7,197	13,617
Current	140,208	201,190
Loans held-in-portfolio	147,405	214,807
UNITED STATES | Non Covered Loans [Member] | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	106	375
Past Due 60-89 Days	37	98
Past Due 90 Days or More	34	135
Total Past Due	177	608
Current	2,035	8,499
Loans held-in-portfolio	2,212	9,107
UNITED STATES | Non Covered Loans [Member] | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	29
Past Due 60-89 Days	10
Past Due 90 Days or More	27
Total Past Due	66
Current	1,593
Loans held-in-portfolio	$ 1,659

Loans Held-For-Sale in Non-Performing Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loans Held For Sale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 262,302	$ 671,757
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	26,198	60,528
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	236,045	412,204
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 59	$ 199,025

Components of Net Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components Net Financing Leases [Line Items]
Total Minimum Lease Payments	$ 520,226	$ 551,000
Estimated Residual Value of Leased Property	134,194	147,667
Deferred Origination Costs, Net Of Fees	6,691	7,109
Unearned Financing Income	97,244	102,783
Loans held-in-portfolio	24,951,299	25,564,917
Capital Leases, Net Investment in Direct Financing Leases, Allowance for Uncollectible Minimum Lease Payments	4,891	13,153
Total	558,976	589,840
Leasing
Components Net Financing Leases [Line Items]
Loans held-in-portfolio	$ 563,867	$ 602,993

Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Future Minimum Lease Payments [Line Items]
2012	$ 154,005
2013	127,280
2014	100,748
2015	80,011
2016 and thereafter	58,182
Total Minimum Lease Payments	$ 520,226	$ 551,000

Covered Loans in Non-Performing Status and Accruing Loans Past-Due 90 Days or More by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 236,045		$ 412,204
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	59		199,025
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	83,636	[1]	25,975	[1]
Accruing loans past-due 90 days or more	7,684	[1]	11,016	[1]
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,241		14,172
Accruing loans past-due 90 days or more	125		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	63,858		10,635
Accruing loans past-due 90 days or more	1,392		60
Covered Under Loss Sharing Agreements With F D I C [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,598		1,168
Accruing loans past-due 90 days or more	5,677		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	423		0
Accruing loans past-due 90 days or more	113		8,648
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	516		0
Accruing loans past-due 90 days or more	$ 377		$ 2,308

[1]	Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

Covered Loans Past Due Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	$ 24,951,299	$ 25,564,917
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	8,960,981	9,470,225
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	4,086,647	4,690,441
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	858,454	1,141,343
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	6,691,414	5,784,181
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	76,005	233,675
Past Due 60-89 Days	58,815	146,180
Past Due 90 Days or More	1,265,530	953,284
Total Past Due	1,400,350	1,333,139
Current	2,948,353	3,503,743
Loans held-in-portfolio	4,348,703	4,836,882
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	35,286	108,244
Past Due 60-89 Days	25,273	89,403
Past Due 90 Days or More	519,222	434,956
Total Past Due	579,781	632,603
Current	1,691,514	1,830,946
Loans held-in-portfolio	2,271,295	2,463,549
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	4,438	12,091
Past Due 60-89 Days	1,390	5,491
Past Due 90 Days or More	99,555	32,585
Total Past Due	105,383	50,167
Current	136,064	253,465
Loans held-in-portfolio	241,447	303,632
Covered Under Loss Sharing Agreements With F D I C [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	997	23,445
Past Due 60-89 Days	625	11,906
Past Due 90 Days or More	434,661	351,386
Total Past Due	436,283	386,737
Current	110,543	253,755
Loans held-in-portfolio	546,826	640,492
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	32,371	80,978
Past Due 60-89 Days	28,238	34,897
Past Due 90 Days or More	196,541	119,745
Total Past Due	257,150	235,620
Current	915,804	1,023,839
Loans held-in-portfolio	1,172,954	1,259,459
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	2,913	8,917
Past Due 60-89 Days	3,289	4,483
Past Due 90 Days or More	15,551	14,612
Total Past Due	21,753	28,012
Current	94,428	141,738
Loans held-in-portfolio	$ 116,181	$ 169,750

ASC 310-30 Loans Acquired at Acquisition Date (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually-required principal and interest	$ 9,850,613
Non-accretable difference	3,402,907
Cash flows expected to be collected	6,447,706
Accreatable yield	1,538,059
Fair value of loans	4,909,647
Non-credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually-required principal and interest	7,855,033
Non-accretable difference	2,154,542
Cash flows expected to be collected	5,700,491
Accreatable yield	1,487,634
Fair value of loans	4,212,857
Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually-required principal and interest	1,995,580
Non-accretable difference	1,248,365
Cash flows expected to be collected	747,215
Accreatable yield	50,425
Fair value of loans	$ 696,790

Carrying Amount of loans accounted for pursuant to ASC310-30 (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 4,036,471	$ 4,539,928
Less: Allowance for loan losses	(83,477)	0
Carrying amount, net of allowance	3,952,994	4,539,928	0
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	2,135,701	2,381,254
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	90,480	126,126
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	539,769	634,207
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,167,869	1,243,941
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	102,652	154,400
Non-credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	3,446,451	3,894,379
Less: Allowance for loan losses	(62,951)	0
Carrying amount, net of allowance	3,383,500	3,894,379	0
Non-credit Impaired Loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,920,141	2,133,600
Non-credit Impaired Loans | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	85,859	117,869
Non-credit Impaired Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	279,561	341,866
Non-credit Impaired Loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,065,842	1,156,879
Non-credit Impaired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	95,048	144,165
Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	590,020	645,549
Less: Allowance for loan losses	(20,526)	0
Carrying amount, net of allowance	569,494	645,549	0
Credit Impaired Loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	215,560	247,654
Credit Impaired Loans | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	4,621	8,257
Credit Impaired Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	260,208	292,341
Credit Impaired Loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	102,027	87,062
Credit Impaired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 7,604	$ 10,235

Changes in the Accretable Yield for the Acquired Loans in the Westernbank FDIC-Assisted Transaction (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accretable yield
Beginning Balance	$ 1,331,108	$ 0
Additions	0	1,538,059
Accretion	(352,401)	(206,951)
Reclassifications from nonaccretable balance	491,552	0
Ending Balance	1,470,259	1,331,108
Carrying amount of loans
Beginning Balance	4,539,928	0
Additions	0	4,909,647
Accretion	352,401	206,951
Collections	(855,858)	(576,670)
Ending Balance	4,036,471	4,539,928
Less: Allowance for loan losses	(83,477)	0
Carrying amount, net of allowance	3,952,994	4,539,928
Non-credit Impaired Loans
Accretable yield
Beginning Balance	1,307,927	0
Additions	0	1,487,634
Accretion	(271,760)	(179,707)
Reclassifications from nonaccretable balance	392,597	0
Ending Balance	1,428,764	1,307,927
Carrying amount of loans
Beginning Balance	3,894,379	0
Additions	0	4,212,857
Accretion	271,760	179,707
Collections	(719,688)	(498,185)
Ending Balance	3,446,451	3,894,379
Less: Allowance for loan losses	(62,951)	0
Carrying amount, net of allowance	3,383,500	3,894,379
Credit Impaired Loans
Accretable yield
Beginning Balance	23,181	0
Additions	0	50,425
Accretion	(80,641)	(27,244)
Reclassifications from nonaccretable balance	98,955	0
Ending Balance	41,495	23,181
Carrying amount of loans
Beginning Balance	645,549	0
Additions	0	696,790
Accretion	80,641	27,244
Collections	(136,170)	(78,485)
Ending Balance	590,020	645,549
Less: Allowance for loan losses	(20,526)	0
Carrying amount, net of allowance	$ 569,494	$ 645,549

Activity in Allowance for Loan Losses Related to ASC 310-30 Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 793,225	[1]	$ 1,261,204		$ 882,807
Provision for loan losses	575,720		1,011,880		1,405,807
Charge-offs	(693,711)		(1,249,356)
Balance at end of period	815,308		793,225	[1]	1,261,204
Westernbank Puerto Rico [Member] | Acquired Loans In An F D I C Assisted Transaction [Member] | Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	0
Provision for loan losses	89,802
Charge-offs	(6,325)
Balance at end of period	$ 83,477

[1]	At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio

Loans - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended																12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Mortgage-backed securities - GNMA	Dec. 31, 2011 Mortgage-backed securities - FNMA	Dec. 31, 2011 Residential Mortgage	Dec. 31, 2011 Loans Soldto Joint Venture [Member]	Dec. 31, 2011 Other Commercial And Construction Loans Sold Domain [Member]	Dec. 31, 2011 Consumer	Dec. 31, 2010 Consumer	Dec. 31, 2011 Credit cards	Dec. 31, 2011 Mortgages	Dec. 31, 2010 Mortgages	Dec. 31, 2011 Non Covered Loans [Member]		Dec. 31, 2010 Non Covered Loans [Member]		Dec. 31, 2011 Non Covered Loans [Member] Consumer	Dec. 31, 2010 Non Covered Loans [Member] Consumer	Dec. 31, 2011 Non Covered Loans [Member] Mortgages	Dec. 31, 2010 Non Covered Loans [Member] Mortgages	Dec. 31, 2011 Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2010 Covered Under Loss Sharing Agreements With F D I C [Member]		Dec. 31, 2011 Covered Under Loss Sharing Agreements With F D I C [Member] Consumer	Dec. 31, 2010 Covered Under Loss Sharing Agreements With F D I C [Member] Consumer	Dec. 31, 2011 Covered Under Loss Sharing Agreements With F D I C [Member] Mortgages	Dec. 31, 2010 Covered Under Loss Sharing Agreements With F D I C [Member] Mortgages	Dec. 31, 2011 Westernbank Puerto Rico [Member] A S C Subtopic 31020 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2010 Westernbank Puerto Rico [Member] A S C Subtopic 31020 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2011 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2010 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Apr. 30, 2010 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on which the accrual of interest income had been discontinued												$ 59,000	$ 199,025,000	$ 1,737,850,000	[1]	$ 1,571,853,000	[2]	$ 43,668,000	$ 60,302,000	$ 686,502,000	$ 542,033,000	$ 83,636,000 [3]	$ 25,975,000	[3]	$ 516,000	$ 0	$ 423,000	$ 0
Unpaid principal balance of acquired loans																													300,000,000	300,000,000			8,100,000,000
Outstanding principal balance of covered loans																															6,000,000,000	7,700,000,000
Purchase of Loans											131,000,000	1,300,000,000
Residential Mortgage Loans Sold						350,000,000
Loan Securitization				907,000,000	206,000,000
Financing Receivable Reclassification To Held For Sale							128,000,000	27,000,000
Loans Held-for-sale, Fair Value Disclosure								14,000,000
Write-down at the time of transfer	1,101,000	(327,207,000)	0					12,700,000	0	0		13,807,000	(197,384,000)									0
Commercial Construction Loans Sold	$ 30,000,000

[1]	For purposes of this table non-performing loans exclude $ 262 million in non-performing loans held-for-sale
[2]	For purposes of this table non-performing loans exclude $ 672 million in non-performing loans held-for-sale
[3]	Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

Acquired Loans Accounted for Under ASC Subtopic 310-20 (Detail) (Westernbank Puerto Rico [Member], A S C Subtopic 31020 [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Westernbank Puerto Rico [Member] | A S C Subtopic 31020 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value of loans	$ 290,810
Gross contractual amounts receivable (principal and interest)	457,201
Estimate of contractual cash flows not expected to be collected	$ 164,427

Changes in the Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 793,225	[1]	$ 1,261,204		$ 882,807
Provision for loan losses	575,720		1,011,880		1,405,807
Recoveries	138,973		96,704		68,537
Charge-offs	(693,711)		(1,249,356)
Net recovery (write-down) related to loans transferred to loans held-for-sale	1,101		(327,207)		0
Balance at end of period	815,308		793,225	[1]	1,261,204
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	430,085
Recoveries	137,457
Net recovery (write-down) related to loans transferred to loans held-for-sale	1,101
Balance at end of period	690,363
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	145,635
Recoveries	1,516
Net recovery (write-down) related to loans transferred to loans held-for-sale	0
Balance at end of period	124,945
Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge-offs	(693,711)		(1,249,356)		(1,095,947)
Loans | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge-offs	(671,505)
Loans | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge-offs	$ (22,206)

[1]	At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio

Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 loans	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	$ 815,308,000	$ 793,225,000	[1]	$ 1,261,204,000	$ 882,807,000
Troubled debt restructurings	881,000,000	561,000,000
Loans receivable credit quality, rating description	Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.
Loans Newly Considered T D R	27,000,000
Allowance New T D R Current Evaluation	1,600,000
Allowance New T D R Previous Evaluation	1,700,000
Credit Card T D R Modification Time Period	24
Loans Modified In Loan Split	2
Recorded Investment Loan Split	6,500,000
Charge Offs Included Recorded Investment Loan Split	3,400,000
Recorded Investment Period End	3,500,000
Allowance Loans Modified Loan Split	57,000
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	124,945,000
Construction
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	34,048,000	47,724,000	[1]	341,319,000
Construction | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	20,435,000
Commercial
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	504,760,000	462,391,000	[1]	444,065,000
Commercial | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	94,472,000
Loans | Covered Under Loss Sharing Agreements With F D I C [Member] | Westernbank Puerto Rico [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses		125,000,000
Loans | Covered Under Loss Sharing Agreements With F D I C [Member] | Westernbank Puerto Rico [Member] | A S C Subtopic 31020 [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	42,000,000
Loans | Covered Under Loss Sharing Agreements With F D I C [Member] | Westernbank Puerto Rico [Member] | A S C Subtopic 31030 [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	83,000,000
Loans | Construction
Financing Receivable, Modifications [Line Items]
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings	152,000	3,000,000
Loans | Commercial
Financing Receivable, Modifications [Line Items]
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings	$ 3,000,000	$ 1,000,000

[1]	At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio

Changes in the Allowance for Loan Losses and the Loan Balance by Portfolio Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for credit losses:
Balance at beginning of period	$ 793,225	[1]	$ 1,261,204		$ 882,807
Charge-offs	(693,711)		(1,249,356)
Recoveries	138,973		96,704		68,537
Financing Receivable Allowance For Credit Losses Other Adjustments	1,101		(327,207)		0
Provision	575,720		1,011,880		1,405,807
Balance at end of period	815,308		793,225	[1]	1,261,204
Loans held-in-portfolio:
Ending balance - Total	24,951,299		25,564,917
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Recoveries	137,457
Financing Receivable Allowance For Credit Losses Other Adjustments	1,101
Provision	430,085
Balance at end of period	690,363
Ending balance: loans individually evaluated for impairment	58,986		13,770
Ending balance: loans collectively evaluated for impairment	631,377		779,455
Loans held-in-portfolio:
Ending balance - Total	20,602,596	[2]	20,728,035	[3]
Ending balance: loans individually evaluated for impairment	1,226,021		798,499
Ending balance: loans collectively evaluated for impairment	19,376,575		19,929,536
Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Recoveries	1,516
Financing Receivable Allowance For Credit Losses Other Adjustments	0
Provision	145,635
Balance at end of period	124,945
Ending balance: loans individually evaluated for impairment	27,086
Ending balance: loans collectively evaluated for impairment	97,859
Loans held-in-portfolio:
Ending balance - Total	4,348,703		4,836,882
PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	455,431	[1]	655,858
Charge-offs	(431,074)		(737,522)
Recoveries	79,465		57,285
Financing Receivable Allowance For Credit Losses Other Adjustments	(12,706)		(129,823)
Provision	487,231		609,633
Balance at end of period	578,347		455,431	[1]
Loans held-in-portfolio:
Ending balance - Total	19,188,842		18,842,576
PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	453,402
Ending balance: loans individually evaluated for impairment	43,348		13,770
Ending balance: loans collectively evaluated for impairment	410,054		441,661
Loans held-in-portfolio:
Ending balance - Total	14,840,139		14,005,694
Ending balance: loans individually evaluated for impairment	929,868		497,489
Ending balance: loans collectively evaluated for impairment	13,910,271		13,508,205
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	124,945
Ending balance: loans individually evaluated for impairment	27,086
Ending balance: loans collectively evaluated for impairment	97,859
Loans held-in-portfolio:
Ending balance - Total	4,348,703		4,836,882
Ending balance: loans individually evaluated for impairment	76,798		0
Ending balance: loans collectively evaluated for impairment	4,271,905		4,836,882
UNITED STATES
Allowance for credit losses:
Balance at beginning of period	337,794		605,346
Charge-offs	(262,637)		(511,834)
Recoveries	59,508		39,419
Financing Receivable Allowance For Credit Losses Other Adjustments	13,807		(197,384)
Provision	88,489		402,247
Balance at end of period	236,961		337,794
UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	15,638		0
Ending balance: loans collectively evaluated for impairment	221,323		337,794
Loans held-in-portfolio:
Ending balance - Total	5,762,457		6,722,341
Ending balance: loans individually evaluated for impairment	296,153		301,010
Ending balance: loans collectively evaluated for impairment	5,466,304		6,421,331
Commercial
Allowance for credit losses:
Balance at beginning of period	462,391	[1]	444,065
Charge-offs	(392,344)		(476,499)
Recoveries	68,968		38,203
Financing Receivable Allowance For Credit Losses Other Adjustments	(12,706)		(38,137)
Provision	378,451		494,759
Balance at end of period	504,760		462,391	[1]
Commercial | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	410,288
Ending balance: loans individually evaluated for impairment	11,795		8,550
Ending balance: loans collectively evaluated for impairment	398,493		453,841
Loans held-in-portfolio:
Ending balance - Total	10,534,886		11,393,485
Ending balance: loans individually evaluated for impairment	574,677		445,968
Ending balance: loans collectively evaluated for impairment	9,960,209		10,947,517
Commercial | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	94,472
Ending balance: loans individually evaluated for impairment	27,086
Ending balance: loans collectively evaluated for impairment	67,386
Commercial | PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	256,643	[1]	231,844
Charge-offs	(238,789)		(251,845)
Recoveries	29,627		20,712
Financing Receivable Allowance For Credit Losses Other Adjustments	(12,706)		(38,137)
Provision	315,150		294,069
Balance at end of period	349,925		256,643	[1]
Loans held-in-portfolio:
Ending balance - Total	8,983,324		9,484,197
Commercial | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	255,453
Ending balance: loans individually evaluated for impairment	10,407		8,550
Ending balance: loans collectively evaluated for impairment	245,046		248,093
Loans held-in-portfolio:
Ending balance - Total	6,470,582		6,717,016
Ending balance: loans individually evaluated for impairment	403,089		310,582
Ending balance: loans collectively evaluated for impairment	6,067,493		6,406,434
Commercial | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	94,472
Ending balance: loans individually evaluated for impairment	27,086
Ending balance: loans collectively evaluated for impairment	67,386
Loans held-in-portfolio:
Ending balance - Total	2,512,742		2,767,181
Ending balance: loans individually evaluated for impairment	76,798		0
Ending balance: loans collectively evaluated for impairment	2,435,944		2,767,181
Commercial | UNITED STATES
Allowance for credit losses:
Balance at beginning of period	205,748		212,221
Charge-offs	(153,555)		(224,654)
Recoveries	39,341		17,491
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	63,301		200,690
Balance at end of period	154,835		205,748
Commercial | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	1,388		0
Ending balance: loans collectively evaluated for impairment	153,447		205,748
Loans held-in-portfolio:
Ending balance - Total	4,064,304		4,676,469
Ending balance: loans individually evaluated for impairment	171,588		135,386
Ending balance: loans collectively evaluated for impairment	3,892,716		4,541,083
Construction
Allowance for credit losses:
Balance at beginning of period	47,724	[1]	341,319
Charge-offs	(47,694)		(405,418)
Recoveries	21,582		10,431
Financing Receivable Allowance For Credit Losses Other Adjustments	0		(91,686)
Provision	12,436		193,078
Balance at end of period	34,048		47,724	[1]
Loans held-in-portfolio:
Ending balance - Total	858,454		1,141,343
Construction | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	13,613
Ending balance: loans individually evaluated for impairment	289		216
Ending balance: loans collectively evaluated for impairment	13,324		47,508
Loans held-in-portfolio:
Ending balance - Total	311,628		500,851
Ending balance: loans individually evaluated for impairment	122,252		231,322
Ending balance: loans collectively evaluated for impairment	189,376		269,529
Construction | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	20,435
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	20,435
Loans held-in-portfolio:
Ending balance - Total	546,826		640,492
Construction | PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	16,074	[1]	214,998
Charge-offs	(19,914)		(290,065)
Recoveries	11,245		915
Financing Receivable Allowance For Credit Losses Other Adjustments	0		(91,686)
Provision	18,880		181,912
Balance at end of period	26,285		16,074	[1]
Loans held-in-portfolio:
Ending balance - Total	707,767		808,848
Construction | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	5,850
Ending balance: loans individually evaluated for impairment	289		216
Ending balance: loans collectively evaluated for impairment	5,561		15,858
Loans held-in-portfolio:
Ending balance - Total	160,941		168,356
Ending balance: loans individually evaluated for impairment	49,747		65,698
Ending balance: loans collectively evaluated for impairment	111,194		102,658
Construction | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	20,435
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	20,435
Loans held-in-portfolio:
Ending balance - Total	546,826		640,492
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	546,826		640,492
Construction | UNITED STATES
Allowance for credit losses:
Balance at beginning of period	31,650		126,321
Charge-offs	(27,780)		(115,353)
Recoveries	10,337		9,516
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	(6,444)		11,166
Balance at end of period	7,763		31,650
Construction | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	7,763		31,650
Loans held-in-portfolio:
Ending balance - Total	150,687		332,495
Ending balance: loans individually evaluated for impairment	72,505		165,624
Ending balance: loans collectively evaluated for impairment	78,182		166,871
Mortgages
Allowance for credit losses:
Balance at beginning of period	70,868	[1]	154,611
Charge-offs	(46,611)		(99,835)
Recoveries	3,989		5,056
Financing Receivable Allowance For Credit Losses Other Adjustments	13,807		(197,384)
Provision	65,518		208,420
Balance at end of period	107,571		70,868	[1]
Loans held-in-portfolio:
Ending balance - Total	6,691,414		5,784,181
Mortgages | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	102,261
Ending balance: loans individually evaluated for impairment	29,063		5,004
Ending balance: loans collectively evaluated for impairment	73,198		65,864
Loans held-in-portfolio:
Ending balance - Total	5,518,460		4,524,722
Ending balance: loans individually evaluated for impairment	382,880		121,209
Ending balance: loans collectively evaluated for impairment	5,135,580		4,403,513
Mortgages | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	5,310
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	5,310
Loans held-in-portfolio:
Ending balance - Total	1,172,954		1,259,459
Mortgages | PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	42,029	[1]	24,911
Charge-offs	(30,040)		(22,579)
Recoveries	1,605		867
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	64,038		38,830
Balance at end of period	77,632		42,029	[1]
Loans held-in-portfolio:
Ending balance - Total	5,862,437		4,909,159
Mortgages | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	72,322
Ending balance: loans individually evaluated for impairment	14,944		5,004
Ending balance: loans collectively evaluated for impairment	57,378		37,025
Loans held-in-portfolio:
Ending balance - Total	4,689,483		3,649,700
Ending balance: loans individually evaluated for impairment	333,346		121,209
Ending balance: loans collectively evaluated for impairment	4,356,137		3,528,491
Mortgages | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	5,310
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	5,310
Loans held-in-portfolio:
Ending balance - Total	1,172,954		1,259,459
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	1,172,954		1,259,459
Mortgages | UNITED STATES
Allowance for credit losses:
Balance at beginning of period	28,839		129,700
Charge-offs	(16,571)		(77,256)
Recoveries	2,384		4,189
Financing Receivable Allowance For Credit Losses Other Adjustments	13,807		(197,384)
Provision	1,480		169,590
Balance at end of period	29,939		28,839
Mortgages | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	14,119		0
Ending balance: loans collectively evaluated for impairment	15,820		28,839
Loans held-in-portfolio:
Ending balance - Total	828,977		875,022
Ending balance: loans individually evaluated for impairment	49,534		0
Ending balance: loans collectively evaluated for impairment	779,443		875,022
Leasing
Allowance for credit losses:
Balance at beginning of period	13,153	[1]	12,204
Charge-offs	(7,376)		(15,377)
Recoveries	3,765		4,950
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	(4,651)		11,376
Balance at end of period	4,891		13,153	[1]
Loans held-in-portfolio:
Ending balance - Total	563,867		602,993
Leasing | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	4,891
Ending balance: loans individually evaluated for impairment	793		0
Ending balance: loans collectively evaluated for impairment	4,098		13,153
Loans held-in-portfolio:
Ending balance - Total	563,867		602,993
Ending balance: loans individually evaluated for impairment	6,104		0
Ending balance: loans collectively evaluated for impairment	557,763		602,993
Leasing | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	0
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	0
Loans held-in-portfolio:
Ending balance - Total	0		0
Leasing | PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	7,154	[1]	12,204
Charge-offs	(6,527)		(10,517)
Recoveries	3,083		4,058
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	941		1,409
Balance at end of period	4,651		7,154	[1]
Loans held-in-portfolio:
Ending balance - Total	548,706		572,787
Leasing | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	4,651
Ending balance: loans individually evaluated for impairment	793		0
Ending balance: loans collectively evaluated for impairment	3,858		7,154
Loans held-in-portfolio:
Ending balance - Total	548,706		572,787
Ending balance: loans individually evaluated for impairment	6,104		0
Ending balance: loans collectively evaluated for impairment	542,602		572,787
Leasing | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	0
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	0
Loans held-in-portfolio:
Ending balance - Total	0		0
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Leasing | UNITED STATES
Allowance for credit losses:
Balance at beginning of period	5,999		0
Charge-offs	(849)		(4,860)
Recoveries	682		892
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	(5,592)		9,967
Balance at end of period	240		5,999
Leasing | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	240		5,999
Loans held-in-portfolio:
Ending balance - Total	15,161		30,206
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	15,161		30,206
Consumer
Allowance for credit losses:
Balance at beginning of period	199,089	[1]	309,005
Charge-offs	(199,686)		(252,227)
Recoveries	40,669		38,064
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	123,966		104,247
Balance at end of period	164,038		199,089	[1]
Consumer | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	159,310
Ending balance: loans individually evaluated for impairment	17,046		0
Ending balance: loans collectively evaluated for impairment	142,264		199,089
Loans held-in-portfolio:
Ending balance - Total	3,673,755		3,705,984
Ending balance: loans individually evaluated for impairment	140,108		0
Ending balance: loans collectively evaluated for impairment	3,533,647		3,705,984
Consumer | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	4,728
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	4,728
Loans held-in-portfolio:
Ending balance - Total	116,181		169,750
Consumer | PUERTO RICO
Allowance for credit losses:
Balance at beginning of period	133,531	[1]	171,901
Charge-offs	(135,804)		(162,516)
Recoveries	33,905		30,733
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	88,222		93,413
Balance at end of period	119,854		133,531	[1]
Loans held-in-portfolio:
Ending balance - Total	3,086,608		3,067,585
Consumer | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	115,126
Ending balance: loans individually evaluated for impairment	16,915		0
Ending balance: loans collectively evaluated for impairment	98,211		133,531
Loans held-in-portfolio:
Ending balance - Total	2,970,427		2,897,835
Ending balance: loans individually evaluated for impairment	137,582		0
Ending balance: loans collectively evaluated for impairment	2,832,845		2,897,835
Consumer | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Balance at end of period	4,728
Ending balance: loans individually evaluated for impairment	0
Ending balance: loans collectively evaluated for impairment	4,728
Loans held-in-portfolio:
Ending balance - Total	116,181		169,750
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	116,181		169,750
Consumer | UNITED STATES
Allowance for credit losses:
Balance at beginning of period	65,558		137,104
Charge-offs	(63,882)		(89,711)
Recoveries	6,764		7,331
Financing Receivable Allowance For Credit Losses Other Adjustments	0		0
Provision	35,744		10,834
Balance at end of period	44,184		65,558
Consumer | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Allowance for credit losses:
Ending balance: loans individually evaluated for impairment	131		0
Ending balance: loans collectively evaluated for impairment	44,053		65,558
Loans held-in-portfolio:
Ending balance - Total	703,328		808,149
Ending balance: loans individually evaluated for impairment	2,526		0
Ending balance: loans collectively evaluated for impairment	$ 700,802		$ 808,149

[1]	At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio
[2]	Loans held-in-portfolio at December 31, 2011 are net of $101 million in unearned income and exclude $363 million in loans held-for-sale.
[3]	Loans held-in-portfolio at December 31, 2010 are net of $106 million in unearned income and exclude $894 million in loans held-for-sale.

Disclosures Related to Loans Individually Evaluated for Impairment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 1,302,819	$ 798,499
Unpaid Principal Balance	1,544,065	1,056,571
Related Allowance	86,072	13,770
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	76,798
Unpaid Principal Balance	76,798
Related Allowance	27,086
Impaired Financing Receivables With No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	594,073	644,150
Unpaid Principal Balance	807,702	888,541
Impaired Financing Receivables With No Related Allowance [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,000
Unpaid Principal Balance	1,000
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,006,666	497,489
Unpaid Principal Balance	1,179,316	610,297
Related Allowance	70,434
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	76,798
Unpaid Principal Balance	76,798
PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	355,964	343,140
Unpaid Principal Balance	501,326	442,267
PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,000
Unpaid Principal Balance	1,000
UNITED STATES
Financing Receivable, Impaired [Line Items]
Recorded Investment	296,153	301,010
Unpaid Principal Balance	364,749	446,274
Related Allowance	15,638	0
UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	238,109	301,010
Unpaid Principal Balance	306,376	446,274
Impaired Financing Receivables With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	708,746	154,349
Unpaid Principal Balance	736,363	168,030
Related Allowance	86,072	13,770
Impaired Financing Receivables With Related Allowance [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	75,798
Unpaid Principal Balance	75,798
Related Allowance	27,086
Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Recorded Investment	650,702	154,349
Unpaid Principal Balance	677,990	168,030
Related Allowance	70,434	13,770
Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	75,798
Unpaid Principal Balance	75,798
Related Allowance	27,086
Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES
Financing Receivable, Impaired [Line Items]
Recorded Investment	58,044	0
Unpaid Principal Balance	58,373	0
Related Allowance	15,638	0
Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	408,321	322,150
Unpaid Principal Balance	517,844	423,347
Related Allowance	5,020	3,590
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	166,356	123,818
Unpaid Principal Balance	214,047	152,667
Related Allowance	6,775	4,960
Non Covered Loans [Member] | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	122,252	231,322
Unpaid Principal Balance	202,619	358,486
Related Allowance	289	216
Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	382,880	121,209
Unpaid Principal Balance	386,545	122,071
Related Allowance	29,063	5,004
Non Covered Loans [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,104
Unpaid Principal Balance	6,104
Related Allowance	793
Non Covered Loans [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	140,108
Unpaid Principal Balance	140,108
Related Allowance	17,046
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	350,972	310,747
Unpaid Principal Balance	450,126	409,734
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	111,557	100,119
Unpaid Principal Balance	146,362	124,360
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	120,580	226,808
Unpaid Principal Balance	200,250	347,971
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,964	6,476
Unpaid Principal Balance	9,964	6,476
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | PUERTO RICO | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	277,374	220,294
Unpaid Principal Balance	348,314	270,471
Related Allowance	4,152	3,590
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	125,715	90,288
Unpaid Principal Balance	170,425	108,224
Related Allowance	6,255	4,960
Non Covered Loans [Member] | PUERTO RICO | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	49,747	65,698
Unpaid Principal Balance	103,411	109,531
Related Allowance	289	216
Non Covered Loans [Member] | PUERTO RICO | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	333,346	121,209
Unpaid Principal Balance	336,682	122,071
Related Allowance	14,944	5,004
Non Covered Loans [Member] | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	27,086
Non Covered Loans [Member] | PUERTO RICO | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,104
Unpaid Principal Balance	6,104
Related Allowance	793
Non Covered Loans [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	137,582
Unpaid Principal Balance	137,582
Related Allowance	16,915
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	223,468	208,891
Unpaid Principal Balance	284,039	256,858
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	83,421	66,589
Unpaid Principal Balance	115,245	79,917
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	48,075	61,184
Unpaid Principal Balance	101,042	99,016
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	6,476
Unpaid Principal Balance	0	6,476
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | UNITED STATES | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	130,947	101,856
Unpaid Principal Balance	169,530	152,876
Related Allowance	868	0
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	40,641	33,530
Unpaid Principal Balance	43,622	44,443
Related Allowance	520	0
Non Covered Loans [Member] | UNITED STATES | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	72,505	165,624
Unpaid Principal Balance	99,208	248,955
Related Allowance	0	0
Non Covered Loans [Member] | UNITED STATES | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	49,534
Unpaid Principal Balance	49,863
Related Allowance	14,119
Non Covered Loans [Member] | UNITED STATES | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Related Allowance	0
Non Covered Loans [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,526
Unpaid Principal Balance	2,526
Related Allowance	131
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	127,504	101,856
Unpaid Principal Balance	166,087	152,876
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	28,136	33,530
Unpaid Principal Balance	31,117	44,443
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	72,505	165,624
Unpaid Principal Balance	99,208	248,955
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,964
Unpaid Principal Balance	9,964
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	57,349	11,403
Unpaid Principal Balance	67,718	13,613
Related Allowance	5,020	3,590
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	54,799	23,699
Unpaid Principal Balance	67,685	28,307
Related Allowance	6,775	4,960
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,672	4,514
Unpaid Principal Balance	2,369	10,515
Related Allowance	289	216
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	372,916	114,733
Unpaid Principal Balance	376,581	115,595
Related Allowance	29,063	5,004
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,104
Unpaid Principal Balance	6,104
Related Allowance	793
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	140,108
Unpaid Principal Balance	140,108
Related Allowance	17,046
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	53,906	11,403
Unpaid Principal Balance	64,275	13,613
Related Allowance	4,152	3,590
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	42,294	23,699
Unpaid Principal Balance	55,180	28,307
Related Allowance	6,255	4,960
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,672	4,514
Unpaid Principal Balance	2,369	10,515
Related Allowance	289	216
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	333,346	114,733
Unpaid Principal Balance	336,682	115,595
Related Allowance	14,944	5,004
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,104
Unpaid Principal Balance	6,104
Related Allowance	793
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	137,582
Unpaid Principal Balance	137,582
Related Allowance	16,915
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,443	0
Unpaid Principal Balance	3,443	0
Related Allowance	868	0
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,505	0
Unpaid Principal Balance	12,505	0
Related Allowance	520	0
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	39,570
Unpaid Principal Balance	39,899
Related Allowance	14,119
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Related Allowance	0
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,526
Unpaid Principal Balance	2,526
Related Allowance	$ 131

Average Recorded Investment and Interest Income Recognized on Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 1,050,662
Interest Income Recognized	19,984
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	38,399
Interest Income Recognized	1,013
Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		1,539,163
Interest Income Recognized		21,847
Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	365,236	385,720
Interest Income Recognized	3,951	7,014
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	145,088	214,271
Interest Income Recognized	2,188	2,790
Non Covered Loans [Member] | Construction
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	176,788	702,524
Interest Income Recognized	207	2,626
Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	252,045	236,648
Interest Income Recognized	12,625	9,417
Non Covered Loans [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,052
Interest Income Recognized	0
Non Covered Loans [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	70,054
Interest Income Recognized	0
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	752,079
Interest Income Recognized	17,048
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	38,399
Interest Income Recognized	1,013
PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		999,321
Interest Income Recognized		13,719
PUERTO RICO | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	248,834	255,283
Interest Income Recognized	2,931	5,753
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	108,002	158,376
Interest Income Recognized	1,468	2,601
PUERTO RICO | Non Covered Loans [Member] | Construction
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	57,723	507,166
Interest Income Recognized	49	1,626
PUERTO RICO | Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	227,278	78,496
Interest Income Recognized	11,587	3,739
PUERTO RICO | Non Covered Loans [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,052
Interest Income Recognized	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	68,791
Interest Income Recognized	0
UNITED STATES
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	298,583
Interest Income Recognized	2,936
UNITED STATES | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0
Interest Income Recognized	0
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		539,842
Interest Income Recognized		8,128
UNITED STATES | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	116,402	130,437
Interest Income Recognized	1,020	1,261
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	37,086	55,895
Interest Income Recognized	720	189
UNITED STATES | Non Covered Loans [Member] | Construction
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	119,065	195,358
Interest Income Recognized	158	1,000
UNITED STATES | Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	24,767	158,152
Interest Income Recognized	1,038	5,678
UNITED STATES | Non Covered Loans [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0
Interest Income Recognized	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,263
Interest Income Recognized	$ 0

Troubled Debt Restructurings Loan Count By Type Of Modification (Detail)	12 Months Ended
Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4,239
Extension of Maturity Date	1,328
Combination Interest Rate Reduction Maturity Date Extension	643
Other Modifications	1,558
Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	55
Extension of Maturity Date	23
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	2
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	95
Extension of Maturity Date	48
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	1
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	5
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	466
Extension of Maturity Date	1,037
Combination Interest Rate Reduction Maturity Date Extension	632
Other Modifications	303
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	162
Combination Interest Rate Reduction Maturity Date Extension	3
Other Modifications	0
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,404
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	1,247
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	2,169
Extension of Maturity Date	55
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	3
Combination Interest Rate Reduction Maturity Date Extension	5
Other Modifications	0
Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	46
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	3
Other Modifications	0
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4,221
Extension of Maturity Date	1,322
Combination Interest Rate Reduction Maturity Date Extension	292
Other Modifications	1,547
PUERTO RICO | Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	55
Extension of Maturity Date	23
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	95
Extension of Maturity Date	47
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
PUERTO RICO | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	448
Extension of Maturity Date	1,032
Combination Interest Rate Reduction Maturity Date Extension	284
Other Modifications	300
PUERTO RICO | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	162
Combination Interest Rate Reduction Maturity Date Extension	3
Other Modifications	0
PUERTO RICO | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,404
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	1,247
PUERTO RICO | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	2,169
Extension of Maturity Date	55
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
PUERTO RICO | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	3
Combination Interest Rate Reduction Maturity Date Extension	5
Other Modifications	0
PUERTO RICO | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	46
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	18
Extension of Maturity Date	6
Combination Interest Rate Reduction Maturity Date Extension	351
Other Modifications	11
UNITED STATES | Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	2
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	1
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	1
UNITED STATES | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	5
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	18
Extension of Maturity Date	5
Combination Interest Rate Reduction Maturity Date Extension	348
Other Modifications	3
UNITED STATES | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
UNITED STATES | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	3
Other Modifications	0

Quantitative information by loan class for loans modified as T D R (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	7,768
Financing Receivable Modifications Pre Modification Recorded Investment 1	$ 536,380
Financing Receivable Post Modification Recorded Investment 1	565,283
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	22,154
Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	80
Financing Receivable Modifications Pre Modification Recorded Investment 1	90,977
Financing Receivable Post Modification Recorded Investment 1	87,699
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(480)
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	144
Financing Receivable Modifications Pre Modification Recorded Investment 1	40,495
Financing Receivable Post Modification Recorded Investment 1	38,359
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	375
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	9
Financing Receivable Modifications Pre Modification Recorded Investment 1	19,383
Financing Receivable Post Modification Recorded Investment 1	19,626
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(605)
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,438
Financing Receivable Modifications Pre Modification Recorded Investment 1	328,728
Financing Receivable Post Modification Recorded Investment 1	359,965
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	22,072
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	165
Financing Receivable Modifications Pre Modification Recorded Investment 1	3,702
Financing Receivable Post Modification Recorded Investment 1	3,553
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	34
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,651
Financing Receivable Modifications Pre Modification Recorded Investment 1	23,563
Financing Receivable Post Modification Recorded Investment 1	26,444
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	113
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,224
Financing Receivable Modifications Pre Modification Recorded Investment 1	27,688
Financing Receivable Post Modification Recorded Investment 1	27,671
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	645
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	8
Financing Receivable Modifications Pre Modification Recorded Investment 1	93
Financing Receivable Post Modification Recorded Investment 1	95
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	49
Financing Receivable Modifications Pre Modification Recorded Investment 1	1,751
Financing Receivable Post Modification Recorded Investment 1	1,871
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	7,382
Financing Receivable Modifications Pre Modification Recorded Investment 1	456,399
Financing Receivable Post Modification Recorded Investment 1	488,887
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	10,888
PUERTO RICO | Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	78
Financing Receivable Modifications Pre Modification Recorded Investment 1	78,344
Financing Receivable Post Modification Recorded Investment 1	78,344
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(60)
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	142
Financing Receivable Modifications Pre Modification Recorded Investment 1	28,617
Financing Receivable Post Modification Recorded Investment 1	28,617
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	795
PUERTO RICO | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	4
Financing Receivable Modifications Pre Modification Recorded Investment 1	3,194
Financing Receivable Post Modification Recorded Investment 1	3,194
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(292)
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,064
Financing Receivable Modifications Pre Modification Recorded Investment 1	291,006
Financing Receivable Post Modification Recorded Investment 1	320,781
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	9,653
PUERTO RICO | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	165
Financing Receivable Modifications Pre Modification Recorded Investment 1	3,702
Financing Receivable Post Modification Recorded Investment 1	3,553
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	34
PUERTO RICO | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,651
Financing Receivable Modifications Pre Modification Recorded Investment 1	23,563
Financing Receivable Post Modification Recorded Investment 1	26,444
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	113
PUERTO RICO | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,224
Financing Receivable Modifications Pre Modification Recorded Investment 1	27,688
Financing Receivable Post Modification Recorded Investment 1	27,671
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	645
PUERTO RICO | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	8
Financing Receivable Modifications Pre Modification Recorded Investment 1	93
Financing Receivable Post Modification Recorded Investment 1	95
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
PUERTO RICO | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	46
Financing Receivable Modifications Pre Modification Recorded Investment 1	192
Financing Receivable Post Modification Recorded Investment 1	188
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	386
Financing Receivable Modifications Pre Modification Recorded Investment 1	79,981
Financing Receivable Post Modification Recorded Investment 1	76,396
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	11,266
UNITED STATES | Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2
Financing Receivable Modifications Pre Modification Recorded Investment 1	12,633
Financing Receivable Post Modification Recorded Investment 1	9,355
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(420)
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2
Financing Receivable Modifications Pre Modification Recorded Investment 1	11,878
Financing Receivable Post Modification Recorded Investment 1	9,742
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(420)
UNITED STATES | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	5
Financing Receivable Modifications Pre Modification Recorded Investment 1	16,189
Financing Receivable Post Modification Recorded Investment 1	16,432
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(313)
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	374
Financing Receivable Modifications Pre Modification Recorded Investment 1	37,722
Financing Receivable Post Modification Recorded Investment 1	39,184
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	12,419
UNITED STATES | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	3
Financing Receivable Modifications Pre Modification Recorded Investment 1	1,559
Financing Receivable Post Modification Recorded Investment 1	1,683
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0

T D R that subsequently defaulted (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1,328
Financing Receivable Modifications That Defaulted	$ 135,258
Commercial Real Estate [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	21
Financing Receivable Modifications That Defaulted	16,088
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	27
Financing Receivable Modifications That Defaulted	6,233
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	20
Financing Receivable Modifications That Defaulted	24,876
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	522
Financing Receivable Modifications That Defaulted	81,200
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	42
Financing Receivable Modifications That Defaulted	872
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	463
Financing Receivable Modifications That Defaulted	4,667
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	231
Financing Receivable Modifications That Defaulted	1,293
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2
Financing Receivable Modifications That Defaulted	29
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1,304
Financing Receivable Modifications That Defaulted	105,924
PUERTO RICO | Commercial Real Estate [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	19
Financing Receivable Modifications That Defaulted	13,182
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	25
Financing Receivable Modifications That Defaulted	4,681
PUERTO RICO | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	522
Financing Receivable Modifications That Defaulted	81,200
PUERTO RICO | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	42
Financing Receivable Modifications That Defaulted	872
PUERTO RICO | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	463
Financing Receivable Modifications That Defaulted	4,667
PUERTO RICO | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	231
Financing Receivable Modifications That Defaulted	1,293
PUERTO RICO | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
PUERTO RICO | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2
Financing Receivable Modifications That Defaulted	29
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	24
Financing Receivable Modifications That Defaulted	29,334
UNITED STATES | Commercial Real Estate [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2
Financing Receivable Modifications That Defaulted	2,906
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2
Financing Receivable Modifications That Defaulted	1,552
UNITED STATES | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	20
Financing Receivable Modifications That Defaulted	24,876
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	$ 0

Credit Quality Indicators of Non-Covered Loans Held-In-Portfolio Based Obligor Risk Ratings (Detail) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 24,951,299,000		$ 25,564,917,000
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,960,981,000		9,470,225,000
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,086,647,000		4,690,441,000
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	858,454,000		1,141,343,000
Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,691,414,000		5,784,181,000
Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	563,867,000		602,993,000
Non Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	20,602,596,000	[1]	20,728,035,000	[1]
Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,689,686,000		7,006,676,000
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,845,200,000		4,386,809,000
Non Covered Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,534,886,000		11,393,485,000
Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	311,628,000		500,851,000
Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,518,460,000		4,524,722,000
Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	563,867,000		602,993,000
Non Covered Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,673,755,000		3,705,984,000
Non Covered Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	981,730,000	[1]	1,481,095,000	[1]
Non Covered Loans [Member] | Watch [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	695,195,000		741,351,000
Non Covered Loans [Member] | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	281,088,000		670,802,000
Non Covered Loans [Member] | Watch [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	976,283,000		1,412,153,000
Non Covered Loans [Member] | Watch [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,447,000		68,942,000
Non Covered Loans [Member] | Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Watch [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Watch [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	790,948,000	[1]	819,986,000	[1]
Non Covered Loans [Member] | Special Mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	419,066,000		440,549,000
Non Covered Loans [Member] | Special Mention | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	317,769,000		326,474,000
Non Covered Loans [Member] | Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	736,835,000		767,023,000
Non Covered Loans [Member] | Special Mention | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	54,113,000		52,963,000
Non Covered Loans [Member] | Special Mention | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Special Mention | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Special Mention | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,889,823,000	[1]	2,836,030,000	[1]
Non Covered Loans [Member] | Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,421,793,000		1,272,793,000
Non Covered Loans [Member] | Substandard | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	566,282,000		596,109,000
Non Covered Loans [Member] | Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,988,075,000		1,868,902,000
Non Covered Loans [Member] | Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	176,895,000		324,922,000
Non Covered Loans [Member] | Substandard | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	664,007,000		574,520,000
Non Covered Loans [Member] | Substandard | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,531,000		5,539,000
Non Covered Loans [Member] | Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	59,315,000		62,147,000
Non Covered Loans [Member] | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,429,000	[1]	25,353,000	[1]
Non Covered Loans [Member] | Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,517,000		6,302,000
Non Covered Loans [Member] | Doubtful | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,326,000		3,112,000
Non Covered Loans [Member] | Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,843,000		9,414,000
Non Covered Loans [Member] | Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,586,000		15,939,000
Non Covered Loans [Member] | Doubtful | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Doubtful | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,462,000	[1]	20,457,000	[1]
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,458,000		1,436,000
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,458,000		1,436,000
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,277,000		5,969,000
Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,727,000		13,052,000
Non Covered Loans [Member] | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,911,204,000	[1]	15,545,114,000	[1]
Non Covered Loans [Member] | Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,146,115,000		4,545,681,000
Non Covered Loans [Member] | Pass | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,675,277,000		2,788,876,000
Non Covered Loans [Member] | Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,821,392,000		7,334,557,000
Non Covered Loans [Member] | Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	73,587,000		38,085,000
Non Covered Loans [Member] | Pass | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,854,453,000		3,950,202,000
Non Covered Loans [Member] | Pass | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	558,059,000		591,485,000
Non Covered Loans [Member] | Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,603,713,000		3,630,785,000
Non Covered Loans [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,691,392,000	[1]	5,182,921,000	[1]
Non Covered Loans [Member] | Classified Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,543,571,000		2,460,995,000
Non Covered Loans [Member] | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,169,923,000		1,597,933,000
Non Covered Loans [Member] | Classified Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,713,494,000		4,058,928,000
Non Covered Loans [Member] | Classified Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	238,041,000		462,766,000
Non Covered Loans [Member] | Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	664,007,000		574,520,000
Non Covered Loans [Member] | Classified Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,808,000		11,508,000
Non Covered Loans [Member] | Classified Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	70,042,000		75,199,000
PUERTO RICO
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	19,188,842,000		18,842,576,000
PUERTO RICO | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,983,324,000		9,484,197,000
PUERTO RICO | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	707,767,000		808,848,000
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,862,437,000		4,909,159,000
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	548,706,000		572,787,000
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,086,608,000		3,067,585,000
PUERTO RICO | Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Weighted average obligor risk rating			11.77	[1]
PUERTO RICO | Classified Loans [Member] | Special Mention | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0
PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	14,840,139,000	[1]	14,005,694,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,607,152,000		3,855,598,000
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,863,430,000		2,861,418,000
PUERTO RICO | Non Covered Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,470,582,000		6,717,016,000
PUERTO RICO | Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	160,941,000		168,356,000
PUERTO RICO | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,689,483,000		3,649,700,000
PUERTO RICO | Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	548,706,000		572,787,000
PUERTO RICO | Non Covered Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,970,427,000		2,897,835,000
PUERTO RICO | Non Covered Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	629,751,000	[1]	1,086,175,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	379,318,000		439,004,000
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	248,188,000		608,250,000
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	627,506,000		1,047,254,000
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,245,000		38,921,000
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Watch [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	638,310,000	[1]	605,176,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	327,555,000		346,985,000
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	282,935,000		245,250,000
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	610,490,000		592,235,000
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	27,820,000		12,941,000
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income			0
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Special Mention | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,094,555,000	[1]	1,639,591,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	910,198,000		622,675,000
Weighted average obligor risk rating	11.49	[1]	11.64	[1]
PUERTO RICO | Non Covered Loans [Member] | Substandard | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	433,756,000		345,266,000
Weighted average obligor risk rating	11.39	[1]	11.24	[1]
PUERTO RICO | Non Covered Loans [Member] | Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,343,954,000		967,941,000
Weighted average obligor risk rating	11.46	[1]	11.49	[1]
PUERTO RICO | Non Covered Loans [Member] | Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	68,816,000		67,271,000
Weighted average obligor risk rating	11.76	[1]
PUERTO RICO | Non Covered Loans [Member] | Substandard | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	626,771,000		550,933,000
PUERTO RICO | Non Covered Loans [Member] | Substandard | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,365,000		5,539,000
PUERTO RICO | Non Covered Loans [Member] | Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	53,649,000		47,907,000
PUERTO RICO | Non Covered Loans [Member] | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,429,000	[1]	25,353,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,517,000		6,302,000
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,326,000		3,112,000
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,843,000		9,414,000
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,586,000		15,939,000
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,750,000	[1]	11,632,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,458,000		1,436,000
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,458,000		1,436,000
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,277,000		5,969,000
PUERTO RICO | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,015,000		4,227,000
PUERTO RICO | Non Covered Loans [Member] | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,455,344,000	[1]	10,637,767,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,982,564,000		2,440,632,000
Weighted average obligor risk rating	6.95	[1]	6.68	[1]
PUERTO RICO | Non Covered Loans [Member] | Pass | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,893,767,000		1,658,104,000
Weighted average obligor risk rating	6.62	[1]	6.76	[1]
PUERTO RICO | Non Covered Loans [Member] | Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,876,331,000		4,098,736,000
Weighted average obligor risk rating	6.79	[1]	6.71	[1]
PUERTO RICO | Non Covered Loans [Member] | Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	60,474,000		33,284,000
Weighted average obligor risk rating	7.84	[1]	7.49	[1]
PUERTO RICO | Non Covered Loans [Member] | Pass | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,062,712,000		3,098,767,000
PUERTO RICO | Non Covered Loans [Member] | Pass | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	543,064,000		561,279,000
PUERTO RICO | Non Covered Loans [Member] | Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,912,763,000		2,845,701,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,384,795,000	[1]	3,367,927,000	[1]
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,624,588,000		1,414,966,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	969,663,000		1,203,314,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,594,251,000		2,618,280,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	100,467,000		135,072,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	626,771,000		550,933,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,642,000		11,508,000
PUERTO RICO | Non Covered Loans [Member] | Classified Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	57,664,000		52,134,000
UNITED STATES | Classified Loans [Member] | Doubtful | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,762,457,000		6,722,341,000
UNITED STATES | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,082,534,000		3,151,078,000
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	981,770,000		1,525,391,000
UNITED STATES | Non Covered Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,064,304,000		4,676,469,000
UNITED STATES | Non Covered Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	150,687,000		332,495,000
UNITED STATES | Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	828,977,000		875,022,000
UNITED STATES | Non Covered Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,161,000		30,206,000
UNITED STATES | Non Covered Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	703,328,000		808,149,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	351,979,000		394,920,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	315,877,000		302,347,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	32,900,000		62,552,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	348,777,000		364,899,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,202,000		30,021,000
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Watch [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	152,638,000		214,810,000
UNITED STATES | Non Covered Loans [Member] | Special Mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	91,511,000		93,564,000
UNITED STATES | Non Covered Loans [Member] | Special Mention | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	34,834,000		81,224,000
UNITED STATES | Non Covered Loans [Member] | Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	126,345,000		174,788,000
UNITED STATES | Non Covered Loans [Member] | Special Mention | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	26,293,000		40,022,000
UNITED STATES | Non Covered Loans [Member] | Special Mention | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Special Mention | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Special Mention | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	795,268,000		1,196,439,000
UNITED STATES | Non Covered Loans [Member] | Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	511,595,000		650,118,000
Weighted average obligor risk rating	11.34		11.29
UNITED STATES | Non Covered Loans [Member] | Substandard | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	132,526,000		250,843,000
Weighted average obligor risk rating	11.41		11.17
UNITED STATES | Non Covered Loans [Member] | Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	644,121,000		900,961,000
Weighted average obligor risk rating	11.35		11.25
UNITED STATES | Non Covered Loans [Member] | Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	108,079,000		257,651,000
Weighted average obligor risk rating	11.7		11.66
UNITED STATES | Non Covered Loans [Member] | Substandard | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	37,236,000		23,587,000
UNITED STATES | Non Covered Loans [Member] | Substandard | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	166,000		0
UNITED STATES | Non Covered Loans [Member] | Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,666,000		14,240,000
UNITED STATES | Non Covered Loans [Member] | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income			0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income			0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,712,000		8,825,000
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Non Covered Loans [Member] | Unlikely to be Collected Financing Receivable | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,712,000		8,825,000
UNITED STATES | Non Covered Loans [Member] | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,455,860,000		4,907,347,000
UNITED STATES | Non Covered Loans [Member] | Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,163,551,000		2,105,049,000
Weighted average obligor risk rating	7.09		7.11
UNITED STATES | Non Covered Loans [Member] | Pass | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	781,510,000		1,130,772,000
Weighted average obligor risk rating	6.89		6.98
UNITED STATES | Non Covered Loans [Member] | Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,945,061,000		3,235,821,000
Weighted average obligor risk rating	7.04		7.07
UNITED STATES | Non Covered Loans [Member] | Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	13,113,000		4,801,000
Weighted average obligor risk rating	7		8
UNITED STATES | Non Covered Loans [Member] | Pass | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	791,741,000		851,435,000
UNITED STATES | Non Covered Loans [Member] | Pass | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	14,995,000		30,206,000
UNITED STATES | Non Covered Loans [Member] | Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	690,950,000		785,084,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,306,597,000		1,814,994,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	918,983,000		1,046,029,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	200,260,000		394,619,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,119,243,000		1,440,648,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	137,574,000		327,694,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	37,236,000		23,587,000
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	166,000		0
UNITED STATES | Non Covered Loans [Member] | Classified Loans [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 12,378,000		$ 23,065,000

[1]	[1]Excludes covered loans acquired on the Westernbank FDIC-assisted transaction.

Activity in the FDIC Loss Share Indemnification Asset (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Share Indemnification Asset [Line Items]
Beginning Balance	$ 2,410,219	$ 0
FDIC loss share indemnification asset recorded at business combination	0	2,425,929
Accretion of loss share indemnification asset, net	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	110,457	0
Decrease due to reciprocal accounting on the discount accreation for loans and unfunded commitments accounted for under ASC Subtopic 310-20	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(561,111)	0	0
Other adjustments attributable to FDIC loss sharing agreements	(361)	6,186
Ending Balance	$ 1,915,128	$ 2,410,219	$ 0

FDIC Loss Share Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 days	Dec. 31, 2011 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2010 Federal Deposit Insurance Corporation [Member]
Loss Share Indemnification Asset [Line Items]
FDIC Loss sharing agreements, reimbursement percentage	80% of any future losses
True Up Payment Term	45
Contingency For True Up Payment To F D I C Discounted Value		$ 98	$ 92

Initial Fair Value of Assets Obtained as Proceeds from Residential Mortgage Loans Securitized (Detail) (Residential Mortgage, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	$ 1,132,501	$ 832,219
Trading account securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,113,675	810,974
Trading account securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	907,238	639,722
Trading account securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	206,437	171,252
Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	18,826	14,691
Available-for-sale Securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	6,554
Available-for-sale Securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	6,554
Available-for-sale Securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Trading account securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Trading account securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Trading account securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 2
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,113,675	813,381
Fair Value, Inputs, Level 2 | Trading account securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,113,675	806,827
Fair Value, Inputs, Level 2 | Trading account securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	907,238	635,575
Fair Value, Inputs, Level 2 | Trading account securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	206,437	171,252
Fair Value, Inputs, Level 2 | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 2 | Available-for-sale Securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	6,554
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	6,554
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	18,826	18,838
Fair Value, Inputs, Level 3 | Trading account securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	4,147
Fair Value, Inputs, Level 3 | Trading account securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	4,147
Fair Value, Inputs, Level 3 | Trading account securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	18,826	14,691
Fair Value, Inputs, Level 3 | Available-for-sale Securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	$ 0	$ 0

Changes in MSRs Measured Using the Fair Value Method (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Servicing Assets at Fair Value [Line Items]
Fair value at beginning of period	$ 166,907		$ 169,747
Purchases	1,732		4,693
Servicing Asset At Fair Value Securitizations Or Asset Transfers	19,971		15,326
Changes due to payments of loans	13,156	[1]	13,985	[1]
Reduction Due To Loan Repurchases	(3,717)		(2,911)
Changes in fair value due to changes in valuation model inputs or assumptions	(20,188)	[2]	(5,963)	[2]
Other disposals	(226)		0
Fair value at end of period	$ 151,323		$ 166,907

[1]	Represents changes due to collection / realization of expected cash flows over time.
[2]	Change in fair value during 2011 was principally related to an increase in the delinquency, foreclosure and base cost assumption.

Key Economic Assumptions Used in Measuring the Servicing Rights Retained at the Date of the Residential Mortgage Loan Securitizations and Whole Loan Sales by the Banking Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate (annual rate)	11.50%	11.40%
Residential Mortgage
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed	5.80%	5.90%
Weighted average life (in years)	17.3	17.1

Key Economic Assumptions Used to Estimate the Fair Value of MSRs Derived from Sales and Securitizations of Mortgage Loans Performed by the Banking Subsidiaries (Detail) (Residential Mortgage, Originated Mortgage Servicing Rights M S R [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Residential Mortgage | Originated Mortgage Servicing Rights M S R [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 99,280	$ 101,675
Weighted average life (in years)	13	12.5
Weighted average prepayment speed (annual rate)	7.70%	8.00%
Impact on fair value of 10% adverse change	(2,744)	(3,413)
Impact on fair value of 20% adverse change	(5,800)	(6,651)
Weighted average discount rate (annual rate)	12.60%	12.80%
Impact on fair value of 10% adverse change	(3,913)	(4,479)
Impact on fair value of 20% adverse change	$ (7,948)	$ (8,605)

Fair Value of Purchased MSRs, Their Related Valuation Assumptions and Sensitivity to Immediate Changes in Those Assumptions (Detail) (Residential Mortgage, Purchased Mortgage Servicing Rights M S R [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Residential Mortgage | Purchased Mortgage Servicing Rights M S R [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 52,043	$ 65,232
Weighted average life (in years)	14.6	12.7
Weighted average prepayment speed (annual rate)	6.90%	7.90%
Impact on fair value of 10% adverse change	(1,887)	(1,963)
Impact on fair value of 20% adverse change	(3,303)	(3,956)
Weighted average discount rate (annual rate)	11.40%	11.50%
Impact on fair value of 10% adverse change	(2,376)	(2,353)
Impact on fair value of 20% adverse change	$ (4,214)	$ (4,671)

Activity in the SBA servicing rights (Detail) (Commercial Loan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commercial Loan [Member]
Servicing Asset at Amortized Value, Balance [Roll Forward]
Servicing Asset at Amortized Value, Additions	$ 0	$ 0
Servicing Asset at Amortized Value, Amortization	(610)	(1,061)
Servicing Asset at Amortized Value, Period Increase (Decrease)	1,087	1,697
Servicing Asset at Amortized Value, Valuation Allowance	0	0
Servicing Asset at Amortized Value, Fair Value	$ 3,336	$ 4,274

Fair Value of SBA loans and the sensitivity to immediate changes in those assumptions (Detail) (Commercial Loan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commercial Loan [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Servicing Asset at Amortized Cost	$ 1,087	$ 1,697	$ 2,758
Fair value of retained interests	3,336	4,274
Weighted average life (in years)	3.2	3.2
Weighted average prepayment speed (annual rate)	5.50%	8.00%
Impact on fair value of 10% adverse change	(46)	(86)
Impact on fair value of 20% adverse change	(95)	(178)
Weighted average discount rate (annual rate)	13.00%	13.00%
Impact on fair value of 10% adverse change	(103)	(130)
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Impact of 20 Percent Adverse Change in Discount Rate	$ (210)	$ (265)

Quantitative And Qualitaty Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commercial
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	$ 10,561,084	$ 11,454,013
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	953,305	860,554
Net Credit Losses During Period On Loans Managed And Securitized	310,219	476,433
Construction
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	547,673	913,595
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	386,099	654,050
Net Credit Losses During Period On Loans Managed And Securitized	35,347	486,673
Leasing
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	563,867	602,993
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	8,313	8,435
Net Credit Losses During Period On Loans Managed And Securitized	3,611	10,427
Mortgages
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	9,076,243	8,927,303
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,382,534	1,554,033
Net Credit Losses During Period On Loans Managed And Securitized	29,439	293,582
Consumer
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,673,755	3,705,984
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	105,644	136,483
Net Credit Losses During Period On Loans Managed And Securitized	155,765	214,163
Loans Securitized Sold [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(3,456,933)	(3,981,915)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(301,960)	(423,345)
Net Credit Losses During Period On Loans Managed And Securitized	(1,434)	(1,419)
Loans Held For Sale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(363,093)	(893,938)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(263,648)	0
Net Credit Losses During Period On Loans Managed And Securitized	1,101	(327,207)
Loans Held In Portfolio [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	24,951,299	25,564,917
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,594,632	2,974,009
Net Credit Losses During Period On Loans Managed And Securitized	554,738	1,152,652
Covered loans
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	4,348,703	4,836,882
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,324,345	183,799
Net Credit Losses During Period On Loans Managed And Securitized	$ 20,690	$ 0

Transfers of Financial Assets and Servicing Rights - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage Servicing Fees Excluding Fair Value	$ 49,200,000	$ 47,700,000	$ 46,500,000
Weighted average mortgage servicing fees	0.27%	0.27%
Weighted Average Small Business Administration Servicing Fees	1.04%	1.04%
Loans With Recourse [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	3,500,000,000	4,000,000,000
Buy Back Option Program [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage loans related to buy-back option program	180,000,000	168,000,000
Residential Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage securitizations, net gains	24,100,000	15,000,000
Loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing rights on whole loan sales, principal balance	134,000,000	86,000,000
Whole loans sales, net gains	2,900,000	1,900,000
Serviced Mortgage Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	17,300,000,000	18,400,000,000
Serviced Small Business Administration Commercial Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	$ 514,000,000	$ 531,000,000

Premises and equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 895,603	$ 904,735
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	471,083	467,706
Property Plant And Equipment Net Excluding Construction In Progress	424,520	437,029
Premises and equipment, net	538,486	545,453
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	108,468	103,632
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	493,746	494,512
Property, Plant and Equipment, Useful Life, Minimum	7
Property, Plant and Equipment, Useful Life, Maximum	50
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	312,975	324,106
Property, Plant and Equipment, Useful Life, Minimum	1
Property, Plant and Equipment, Useful Life, Maximum	10
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	88,882	86,117
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	10
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 5,498	$ 4,792

Premises and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 46.4	$ 58.9	$ 64.4
Occupancy Expense	23.8	24.4	24.1
Equipment Communications And Other Operating Expenses	22.6	34.5	40.3
Rental Income	$ 23.3	$ 27.1	$ 26.6

Other Assets by Major Categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Net deferred tax assets (net of valuation allowance)	$ 429,691	$ 388,466
Investments under the equity method	313,152	299,185
Bank-owned life insurance program	238,077	237,997
Prepaid F D I C Insurance Assessment	58,082	147,513
Other prepaid expenses	77,335	75,149
Derivative assets	61,886	72,510
Securities sold but not yet delivered	69,535	23,055	29,988
Others	214,635	206,012
Total other assets	$ 1,462,393	$ 1,449,887

Carrying Amount of Goodwill by Reportable Segments and Corporate Group (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 604,349	$ 647,387	$ 604,349
Goodwill on acquisition		1,035	88,284
Purchase accounting adjustments		(72)	0
Other	(45,246)	0	(45,246)
Ending Balance		648,350	647,387
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Beginning Balance	157,025	245,309	157,025
Goodwill on acquisition		1,035	88,284
Purchase accounting adjustments		(72)	0
Other		0	0
Ending Balance		246,272	245,309
Banco Popular North America [Member]
Goodwill [Line Items]
Beginning Balance	402,078	402,078	402,078
Goodwill on acquisition		0	0
Purchase accounting adjustments		0	0
Other		0	0
Ending Balance		402,078	402,078
Corporate [Member]
Goodwill [Line Items]
Beginning Balance	45,246	0	45,246
Goodwill on acquisition		0	0
Purchase accounting adjustments		0	0
Other		0	(45,246)
Ending Balance		$ 0	$ 0

Components of Other Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 100,786	$ 85,872
Accumulated Amortization	42,945	33,290
Core deposit intangible
Finite-Lived Intangible Assets [Line Items]
Gross Amount	80,591	80,591
Accumulated Amortization	38,199	29,817
Other customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	19,953	5,092
Accumulated Amortization	4,643	3,430
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Amount	242	189
Accumulated Amortization	$ 103	$ 43

Estimated Amortization of the Intangible Assets with Definite Useful Lives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Expected Amortization Expense [Line Items]
Year 2012	$ 10,049
Year 2013	9,825
Year 2014	9,182
Year 2015	7,038
Year 2016	$ 6,753

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Identifiable intangible assets with indefinite useful lives		$ 6,000,000	$ 6,000,000
Amortization expense related to other intangible assets		9,654,000	9,173,000	9,482,000
Other	(45,246,000)	0	(45,246,000)
Indefinite-lived Intangible Assets, Acquired During Period		14,000,000
Cashflow Value Discount Rates Low End Of Range					13.51%
Cashflow Value Discount Rates High End Of Range					19.40%
Goodwill		648,350,000	647,387,000	604,349,000
Percentage Of Goodwill		97.00%
Banco Popular North America [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill					402,000,000
Loan Portfolio Fair Value Discount			21.50%		28.00%
Fair Value Of Goodwill					1,100,000,000
Excess Of Implied Fair Value Of Goodwill Over The Carrying Value					701,000,000
Goodwill, Impairment Loss		0
Banco Popular De Puerto Rico [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill, Impairment Loss		0
E Loan [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		$ 0	$ 0

Gross Amount of Goodwill and Accumulated Impairment Losses by Reportable Segment and Corporate Group (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill (gross amounts)	$ 812,761	$ 811,798	$ 768,943
Accumulated impairment losses	164,411	164,411	164,594
Goodwill (net amounts)	648,350	647,387	604,349
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Goodwill (gross amounts)	246,272	245,309	157,025
Accumulated impairment losses	0	0	0
Goodwill (net amounts)	246,272	245,309	157,025
Banco Popular North America [Member]
Goodwill [Line Items]
Goodwill (gross amounts)	566,489	566,489	566,489
Accumulated impairment losses	164,411	164,411	164,411
Goodwill (net amounts)	402,078	402,078	402,078
Corporate [Member]
Goodwill [Line Items]
Goodwill (gross amounts)	0	0	45,429
Accumulated impairment losses	0	0	183
Goodwill (net amounts)	$ 0	$ 0	$ 45,246

Total Interest Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
Savings accounts	$ 6,473,215	$ 6,177,074
Deposits Negotiable Order Of Withdrawal N O W Money Market Account And Other Demand Deposits	5,103,398	4,756,615
Total savings, NOW, money market and other interest bearing demand deposits	11,576,613	10,933,689
Certificates of deposit:
Under $100,000	6,473,095	6,238,229
$100,000 and over	4,236,945	4,650,961
Total certificates of deposit	10,710,040	10,889,190
Total interest bearing deposits	$ 22,286,653	$ 21,822,879

Summary of Certificates of Deposit by Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
2012	$ 6,873,895
2013	1,598,877
2014	833,916
2015	764,247
2016	569,217
2017 and thereafter	69,888
Total certificates of deposit	$ 10,710,040	$ 10,889,190

Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
Brokered deposit	$ 3,400,000,000	$ 2,300,000,000
Overdrafts in demand deposit accounts reclassified to loans	$ 13,000,000	$ 52,000,000

Composition of Assets Sold Under Agreements to Repurchase (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets Sold under Agreements to Repurchase [Line Items]
Assets sold under agreements to repurchase	$ 2,141,097	$ 2,412,550	$ 2,632,790
Maximum aggregate balance outstanding at any month-end	2,822,308	2,672,553	3,938,845
Average montly aggregate balance outstanding	$ 2,480,490	$ 2,356,100	$ 2,844,975
Weighted average interest rate for the year	2.20%	2.55%	2.45%
Weighted average interest rate at December 31	2.57%	2.34%	2.42%

Repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	$ 1,517,216	$ 1,801,401
Assets Sold under Agreements to Repurchase, Carrying Amounts	1,777,737	2,088,096
Assets Sold under Agreements to Repurchase, Market Value	1,777,737	2,088,096
Assets Sold under Agreements to Repurchase, Interest Rate	3.05%	2.89%
Obligations of U.S. Government sponsored entities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	469,104	578,653
Assets Sold under Agreements to Repurchase, Carrying Amounts	520,315	643,194
Assets Sold under Agreements to Repurchase, Market Value	520,315	643,194
Assets Sold under Agreements to Repurchase, Interest Rate	2.73%	2.85%
Mortgage backed securities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	679,447	678,396
Assets Sold under Agreements to Repurchase, Carrying Amounts	678,263	767,792
Assets Sold under Agreements to Repurchase, Market Value	678,263	767,792
Assets Sold under Agreements to Repurchase, Interest Rate	3.79%	3.94%
Collateralized Mortgage Obligations
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	368,665	544,352
Assets Sold under Agreements to Repurchase, Carrying Amounts	579,159	677,110
Assets Sold under Agreements to Repurchase, Market Value	579,159	677,110
Assets Sold under Agreements to Repurchase, Interest Rate	2.08%	1.62%
Maturity up to 30 days [Member] | Obligations of U.S. Government sponsored entities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	121,004	205,320
Assets Sold under Agreements to Repurchase, Carrying Amounts	126,317	216,530
Assets Sold under Agreements to Repurchase, Market Value	126,317	216,530
Assets Sold under Agreements to Repurchase, Interest Rate	0.37%	0.37%
Maturity up to 30 days [Member] | Mortgage backed securities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	39,148	84,345
Assets Sold under Agreements to Repurchase, Carrying Amounts	43,009	90,434
Assets Sold under Agreements to Repurchase, Market Value	43,009	90,434
Assets Sold under Agreements to Repurchase, Interest Rate	0.46%	0.33%
Maturity up to 30 days [Member] | Collateralized Mortgage Obligations
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	194,958	280,951
Assets Sold under Agreements to Repurchase, Carrying Amounts	240,675	329,634
Assets Sold under Agreements to Repurchase, Market Value	240,675	329,634
Assets Sold under Agreements to Repurchase, Interest Rate	0.59%	0.38%
Maturity 30 to 90 Days [Member] | Mortgage backed securities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	6,369	32,261
Assets Sold under Agreements to Repurchase, Carrying Amounts	7,011	32,415
Assets Sold under Agreements to Repurchase, Market Value	7,011	32,415
Assets Sold under Agreements to Repurchase, Interest Rate	4.37%	5.29%
Maturity 30 to 90 Days [Member] | Collateralized Mortgage Obligations
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	43,704	89,561
Assets Sold under Agreements to Repurchase, Carrying Amounts	47,388	103,398
Assets Sold under Agreements to Repurchase, Market Value	47,388	103,398
Assets Sold under Agreements to Repurchase, Interest Rate	4.37%	0.38%
Maturity over 90 days [Member] | Obligations of U.S. Government sponsored entities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	348,100	373,333
Assets Sold under Agreements to Repurchase, Carrying Amounts	393,998	426,664
Assets Sold under Agreements to Repurchase, Market Value	393,998	426,664
Assets Sold under Agreements to Repurchase, Interest Rate	3.55%	4.22%
Maturity over 90 days [Member] | Mortgage backed securities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	633,930	561,790
Assets Sold under Agreements to Repurchase, Carrying Amounts	628,243	644,943
Assets Sold under Agreements to Repurchase, Market Value	628,243	644,943
Assets Sold under Agreements to Repurchase, Interest Rate	3.99%	4.40%
Maturity over 90 days [Member] | Collateralized Mortgage Obligations
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	130,003	173,840
Assets Sold under Agreements to Repurchase, Carrying Amounts	291,096	244,078
Assets Sold under Agreements to Repurchase, Market Value	$ 291,096	$ 244,078
Assets Sold under Agreements to Repurchase, Interest Rate	3.52%	4.26%

Assets Sold Under Agreements To Repurchase - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets Sold under Agreements to Repurchase [Line Items]
Investment securities available-for-sale Pledged for repurchase agreements	$ 1,737,868,000	$ 2,031,123,000
Pledged securities with creditors' right to repledge	402,591,000	492,183,000
Other assets pledged for repurchase agreements	68,000,000	0
Securities purchased underlying agreements to resell pledged for repurchase agreements	274,000,000	172,000,000
Investment Securities Available For Sale [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Investment securities available-for-sale Pledged for repurchase agreements	$ 1,800,000,000	$ 2,100,000,000

Other Short-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Advances with the FHLB paying interest at maturity, at fixd rates of 0.30%	$ 295,000	$ 300,000
Term funds purchased paying interest at maturity, at fixed rates of 0.65%	0	52,500
Securities sold not yet purchased	0	10,459
Others	1,200	1,263
Total other short-term borrowings	$ 296,200	$ 364,222

Other short-Term Borrowings (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Advances with the FHLB, interest rate	0.31%
Advances with the FHLB, interest rate range from		0.36%
Advances with the FHLB, interest rate range to		0.44%
Term Funds Interest Rate Range From		1.15%
Term Funds Interest Rate Range To		1.25%

Other short-term borrowings- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Line Items]
Short-term Debt, Maximum Month-end Outstanding Amount	$ 391	$ 364	$ 205
Short-term Debt, Weighted Average Interest Rate	0.35%	0.54%	2.74%
Short-term Debt, Average Outstanding Amount	$ 149	$ 45	$ 43
Short Term Debt Weighted Average Interest Rate During Year	0.55%	1.13%	0.95%

Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Others	$ 25,070		$ 25,331
Notes Payable	1,856,372		4,170,183
Fixed Rate 066 To 495 Percent Advances Due 2012 To 2021 [Member]
Debt Instrument [Line Items]
-maturities ranging from 2012 to 2021 paying interest at monthly fixed rates ranging from 0.66% to 4.95% (2010 - 3.52% to 4.95%)	642,568		385,000
Fixed Rate 250 Percent Notes Due April 2015 [Member]
Debt Instrument [Line Items]
Notes Payable	0		2,492,928
Fixed Rate 525 To 786 Percent Term Notes Due 2012 To 2016 [Member]
Debt Instrument [Line Items]
Notes Payable	278,309		381,133
Floating Rate 300 Percent Term Notes Due 2012 To 2013 [Member]
Debt Instrument [Line Items]
Notes Payable	588		1,010
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Junior subordinated deferrable interest debentures (related to trust preferred securities)	439,800		439,800
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Junior subordinated deferrable interest debentures (related to trust preferred securities)	$ 470,037	[1]	$ 444,981	[1]

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2011 and 2010.

Notes Payable (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Advances with the FHLB, interest rate range from		0.36%
Advances with the FHLB, interest rate range to		0.44%
Advances with the FHLB, interest rate	0.31%
Notes payable, maturity date range end	paying interest monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate
Debt Instrument Interest U S Treasury Note Rate	1.88%	3.30%
Fixed Rate 066 To 495 Percent Advances Due 2012 To 2021 [Member]
Debt Instrument [Line Items]
Advances with the FHLB, earliest maturity	2012	2011
Advances with the FHLB, latest maturity	2021	2014
Advances with the FHLB, interest rate range from	0.66%	3.52%
Advances with the FHLB, interest rate range to	4.95%	4.95%
Fixed Rate 525 To 786 Percent Term Notes Due 2012 To 2016 [Member]
Debt Instrument [Line Items]
Notes payable, maturity date range start	2012	2012
Notes payable, maturity date range end	2016	2016
Notes payable, interest rate range maximum	5.25%	5.25%
Notes payable, interest rate range maximum	7.86%	13.00%
Floating Rate 300 Percent Term Notes Due 2012 To 2013 [Member]
Debt Instrument [Line Items]
Notes payable, maturity date range start	2012	2011
Notes payable, maturity date range end	2013	2013
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Notes payable, maturity date range start	2027	2027
Notes payable, maturity date range end	2034	2034
Notes payable, interest rate range maximum	6.13%	6.13%
Notes payable, interest rate range maximum	8.33%	8.33%
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Notes payable, gross	936,000	936,000
Notes payable, maturities	no stated maturity	no stated maturity
Notes Payable, interest rate term	a fixed interest rate of 5.00% until, but excluding December 5, 2013 and 9.00% thereafter	a fixed interest rate of 5.00% until, but excluding December 5, 2013 and 9.00% thereafter
Junior subordinates debentures, discount	465,963	491,019
Three Month L I B O R [Member]
Debt Instrument [Line Items]
L I B O R Interest Rate Floor	0.58%	0.30%
Federal Deposit Insurance Corporation [Member] | Fixed Rate 250 Percent Notes Due April 2015 [Member]
Debt Instrument [Line Items]
Notes payable, interest rate	2.50%	2.50%

Notes payable by Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Line Items]
Notes Payable	$ 1,856,372	$ 4,170,183
Notes Payable [Member]
Debt Disclosure [Line Items]
2012	214,868
2013	98,800
2014	189,648
2015	36,096
2016	311,472
Later years	535,451
Debt With No Stated Maturity	936,000
Subtotal	2,322,335
Less: Discount	$ 465,963

Notes Payable - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Federal Reserve Bank Advances	Dec. 31, 2010 Federal Reserve Bank Advances	Apr. 30, 2010 Federal Deposit Insurance Corporation [Member]
Debt Disclosure [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available	$ 2	$ 1.6
Remaining unused borrowing capacity at the Fed discount window			2.6	2.7
Notes Payable, amount					$ 5.8
Debt Instrument, Interest Rate, Effective Percentage	16.00%

Financial Data Pertaining to the Different Trusts (Detail) (Trust Preferred Securities Subject to Mandatory Redemption, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Banponce Trust I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	$ 52,865	[1],[2],[3]	$ 52,865	[1],[2],[3]
Distribution rate	8.327	[1],[2],[3]	8.327	[1],[2],[3]
Common securities	1,637	[1],[2],[3]	1,637	[1],[2],[3]
Junior subordinated debentures aggregate liquidation amount	54,502	[1],[2],[3]	54,502	[1],[2],[3]
Stated maturity date	February 2027	[1],[2],[3]	February 2027	[1],[2],[3]
Popular Capital Trust I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	181,063	[4],[5],[6]	181,063	[4],[5],[6]
Distribution rate	6.700	[4],[5],[6]	6.700	[4],[5],[6]
Common securities	5,601	[4],[5],[6]	5,601	[4],[5],[6]
Junior subordinated debentures aggregate liquidation amount	186,664	[4],[5],[6]	186,664	[4],[5],[6]
Stated maturity date	November 2033	[4],[5],[6]	2033 November	[4],[5],[6]
Popular North America Capital Trust I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	91,651	[1],[2],[6]	91,651	[1],[2],[6]
Distribution rate	6.564	[1],[2],[6]	6.564	[1],[2],[6]
Common securities	2,835	[1],[2],[6]	2,835	[1],[2],[6]
Junior subordinated debentures aggregate liquidation amount	94,486	[1],[2],[6]	94,486	[1],[2],[6]
Stated maturity date	September 2034	[1],[2],[6]	September 2034	[1],[2],[6]
Popular Capital Trust I I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	101,023	[4],[5],[6]	101,023	[4],[5],[6]
Distribution rate	6.125	[4],[5],[6]	6.125	[4],[5],[6]
Common securities	3,125	[4],[5],[6]	3,125	[4],[5],[6]
Junior subordinated debentures aggregate liquidation amount	104,148	[4],[5],[6]	104,148	[4],[5],[6]
Stated maturity date	December 2034	[4],[5],[6]	December 2034	[4],[5],[6]
Popular Capital Trust I I I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	935,000	[4],[5],[7],[8]	935,000	[4],[5],[7],[8]	935,000
Distribution rate	5.000% until, but excluding December 5, 2013 and 9.000% thereafter	[4],[5],[7],[8]	5.000% until, but excluding December 5, 2013 and 9.000% thereafter	[4],[5],[7],[8]
Common securities	1,000	[4],[5],[7],[8]	1,000	[4],[5],[7],[8]	1,000
Junior subordinated debentures aggregate liquidation amount	$ 936,000	[4],[5],[7],[8]	$ 936,000	[4],[5],[7],[8]	$ 936,000
Stated maturity date	Perpetual	[4],[5],[7],[8]	Perpetual	[4],[5],[7],[8]

[1]	Statutory business trust that is wholly-owned by Popular North America (“PNA”) and indirectly wholly-owned by the Corporation.
[2]	The obligations of PNA under the junior subordinated debentures and its guarantees of the capital securities under the trust are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.
[3]	Same as [5] above, except that the investment company event does not apply for early redemption.
[4]	Statutory business trust that is wholly-owned by the Corporation
[5]	These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.
[6]	The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption. The maturity of the junior subordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates (i) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.
[7]	The debentures are perpetual and may be redeemed by Popular at any time, subject to the consent of the Board of Governors of the Federal Reserve System.
[8]	Carrying value of junior subordinates debentures of $ 470 million at December 31, 2011 ($ 936 million aggregate liquidation amount, net of $ 466 million discount) and $ 445 million at December 31, 2010 ($ 936 million aggregate liquidation amount, net of $ 491 million discount).

Financial Data Pertaining to the Different Trusts (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]		Dec. 31, 2010 Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Disclosure [Line Items]
Debt Redemption Price Description	the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption
Debt Redemption Price Percent Of Principal Amount	100.00%
Junior subordinates debentures, carrying value		$ 470,037	[1]	$ 444,981	[1]
Junior subordinates debentures, aggregate liquidation amount		936,000		936,000
Junior subordinates debentures, discount		$ 465,963		$ 491,019

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2011 and 2010.

Trust Preferred Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Disclosure [Line Items]
Number Of Business Trusts Owned	5
Maximum Percentage Of Restricted Core Capital To All Core Capital That May Be Included In Tier One Capital	25.00%
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 427
Trust Preferred Securities Exempt From Phase Out Provision Of Dodd Frank Act	$ 935

Exchange Offer with Respect to the Series A and B Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exchange Offers [Line Items]
Preferred Stock Seriesa And B Exchanged For Common Stock			21,468,609
Preferred stock, shares issued	2,006,391	2,006,391
Stock Issued During Period, Shares, New Issues			185,761,204
Series A Preferred Stock [Member]
Exchange Offers [Line Items]
Preferred Stock, Liquidation Preference Per Share	25
Preferred Stock Seriesa And B Exchanged For Common Stock	6,589,274
Preferred stock, shares issued	885,726
Aggregate Liquidation Preference Amount After Exchange	22,143
Stock Issued During Period, Shares, New Issues	52,714,192
Series B Preferred Stock [Member]
Exchange Offers [Line Items]
Preferred Stock, Liquidation Preference Per Share	25
Preferred Stock Seriesa And B Exchanged For Common Stock	14,879,335
Preferred stock, shares issued	1,120,665
Aggregate Liquidation Preference Amount After Exchange	28,017
Stock Issued During Period, Shares, New Issues	119,034,680
Common Stock
Exchange Offers [Line Items]
Stock Issued During Period, Shares, New Issues	3,417,238	50,930	357,510,076	[1]

[1]	Shares issued in exchange of Series A and B Preferred Stock and early extinguishment of debt (exchange of trust preferred securities for common stock).

Exchange Offer - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Exchange Offers [Line Items]
Stock Issued During Period, Shares, New Issues					185,761,204
Gain Extinguishment Of Junior Subordinated Debentures					$ 80,300,000
Preferred Stock Series C Exchanged For Trust Preferred Securities					935,000
Exchange Of Preferred Stock For Trust Preferred Securities Issued	0		0		(415,885,000)
Exchanged Trust Preferred Securities Liquidation Prefence Value					465,000,000
Impact In Stockholders Equity As Result Of Exchange Trust Preferred Securities For Common Stock					390,000,000
Issuance Of Common Stock In Exchange Of Preferred Stock (Accumulated Deficit)	0		0
Junior Subordinated Debentures Discount					519,000,000
Estimated Life Junior Subordinated Debentures Discount					30
Accumulated deficit
Exchange Offers [Line Items]
Exchange Of Preferred Stock For Trust Preferred Securities Issued					485,280,000	[1]
Issuance Of Common Stock In Exchange Of Preferred Stock (Accumulated Deficit)					230,388,000
Popular Capital Trust I I I [Member] | Trust Preferred Securities Subject to Mandatory Redemption
Exchange Offers [Line Items]
Junior subordinated debentures aggregate liquidation amount	936,000,000	[2],[3],[4],[5]	936,000,000	[2],[3],[4],[5]	936,000,000
Common securities	1,000,000	[2],[3],[4],[5]	1,000,000	[2],[3],[4],[5]	1,000,000
Trust Preferred Securities	935,000,000	[2],[3],[4],[5]	935,000,000	[2],[3],[4],[5]	935,000,000
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Exchange Offers [Line Items]
Junior subordinated debentures aggregate liquidation amount	$ 936,000,000		$ 936,000,000

[1]	Excess of carrying amount of preferred stock exchanged over fair value of new trust preferred securities and common stock issued.
[2]	Statutory business trust that is wholly-owned by the Corporation
[3]	These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.
[4]	The debentures are perpetual and may be redeemed by Popular at any time, subject to the consent of the Board of Governors of the Federal Reserve System.
[5]	Carrying value of junior subordinates debentures of $ 470 million at December 31, 2011 ($ 936 million aggregate liquidation amount, net of $ 466 million discount) and $ 445 million at December 31, 2010 ($ 936 million aggregate liquidation amount, net of $ 491 million discount).

Stockholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Stockholders Equity Note [Line Items]
Puerto Rico Laws Restrictions On Banks Net Income	a minimum of 10% of BPPR’s net income
Statutory reserve amount	$ 415,000,000	$ 402,000,000		$ 402,000,000
Transfers To Statutory Reserve	0	0		0
Preferred stock, shares authorized	30,000,000	30,000,000
Dividends, Preferred Stock, Cash	(3,723,000)	(310,000)		(39,857,000)
Preferred stock, shares outstanding	2,006,391	2,006,391
Common stock, shares authorized	1,700,000,000	1,700,000,000		700,000,000
Stock Issued During Period, Value, New Issues	7,690,000	1,150,153,000
Depositary shares issued		46,000,000
Rate Of Conversion Of Convertible Securities		8.3333
Net proceeds from issuance of depositary shares	0	1,101,773,000		0
Stock Issued During Period, Shares, New Issues				185,761,204
Treasury Stock, Shares, Retired				13,597,261
Common Stock, Dividends, Per Share, Cash Paid				$ 0.02
Dividends, Common Stock, Cash				(5,641,000)
Gain Extinguishment Of Junior Subordinated Debentures				80,300,000
Common Stock Impact Stockholders Equity				923,000,000
Common Stock Impact Surplus				612,400,000
Common Stock Impact Accumulated Deficit				311,000,000
Common stock, shares issued	1,026,346,396	1,022,929,158
Warrant Or Right Expiration Term	10-year term
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.1328125
Preferred Stock, Redemption Price Per Share	$ 25
Dividends, Preferred Stock, Cash	1,400,000	117,600		6,000,000
Preferred stock, shares outstanding	885,726	885,726		885,726
Stock Issued During Period, Shares, New Issues	52,714,192
Preferred Stock, Dividend Rate, Percentage	6.38%
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.171875
Dividends, Preferred Stock, Cash	2,300,000	192,600		16,500,000
Preferred stock, shares outstanding	1,120,665	1,120,665		1,120,665
Stock Issued During Period, Shares, New Issues	119,034,680
Preferred Stock, Dividend Rate, Percentage	8.25%
Series B Preferred Stock [Member] | May 28, 2013 through May 28, 2014 [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.5
Series B Preferred Stock [Member] | May 28, 2014 through May 28, 2015 [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.25
Series B Preferred Stock [Member] | May 28, 2015 And Thereafter [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25
Series C Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	20,932,836
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.7
Series D Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Liquidation Preference Per Share		$ 1,000
Common Stock
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, New Issues	34,000	1,000
Conversion of shares into common shares	0	383,333,333	[1]	0
Stock Issued During Period, Shares, New Issues	3,417,238	50,930		357,510,076	[2]
Treasury Stock, Shares, Retired	0	0		(13,597,261)
Preferred Stock
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, New Issues		1,150,000,000	[3]
Conversion of shares into common shares	0	(1,150,000)	[1]	0
Stock Issued During Period, Shares, New Issues	0	1,150,000	[1]	0
Surplus
Stockholders Equity Note [Line Items]
Transfers To Statutory Reserve	13,000,000			10,000,000
Stock Issued During Period, Value, New Issues	7,656,000	152,000
Accumulated deficit
Stockholders Equity Note [Line Items]
Transfers To Statutory Reserve	(13,000,000)			(10,000,000)
Dividends, Preferred Stock, Cash	(3,723,000)	(310,000)		(39,857,000)
Dividends, Common Stock, Cash				$ (5,641,000)

[1]	Issuance of 46,000,000 in depositary shares; converted into 383,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).
[2]	Shares issued in exchange of Series A and B Preferred Stock and early extinguishment of debt (exchange of trust preferred securities for common stock).
[3]	Issuance and subsequent conversion of depositary shares representing interests in shares of contingent convertible non-cumulative preferred stock, Series D, into common stock.

Corporation's risk-based capital and leverage ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Corporate [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,212,070	$ 4,062,298
Capital to Risk Weighted Assets	17.25%	15.79%
Tier One Risk Based Capital	3,899,593	3,733,776
Tier One Risk Based Capital to Risk Weighted Assets	15.97%	14.52%
Tier One Leverage Capital	3,899,593	3,733,776
Tier One Leverage Capital to Average Assets	10.90%	9.70%
Corporate [Member] | Capital Adequacy Minimum Requirement - Total Capital - 8%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,953,146	2,057,677
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Corporate [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Weighted Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	976,573	1,028,839
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Corporate [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 3%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,073,512	1,154,718
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Corporate [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,431,350	1,539,624
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	2,595,068	2,451,042
Capital to Risk Weighted Assets	14.30%	13.13%
Tier One Risk Based Capital	2,177,865	2,028,968
Tier One Risk Based Capital to Risk Weighted Assets	12.00%	10.87%
Tier One Leverage Capital	2,177,865	2,028,968
Tier One Leverage Capital to Average Assets	8.11%	7.05%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement - Total Capital - 8%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,451,841	1,493,303
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Weighted Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	725,920	746,652
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 3%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	805,263	863,742
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,073,684	1,151,656
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular North America [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	1,256,906	1,244,884
Capital to Risk Weighted Assets	21.76%	18.87%
Tier One Risk Based Capital	1,182,642	1,159,245
Tier One Risk Based Capital to Risk Weighted Assets	20.47%	17.57%
Tier One Leverage Capital	1,182,642	1,159,245
Tier One Leverage Capital to Average Assets	14.41%	12.86%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement - Total Capital - 8%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	462,172	527,775
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Weighted Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	231,086	263,887
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 3%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	246,256	270,480
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	$ 328,341	$ 360,639
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%

Minimum Amounts And Ratios To Be Categorized As Well-Capitalized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Banco Popular De Puerto Rico [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 1,814,801	$ 1,866,629
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized	1,088,881	1,119,978
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized	1,342,105	1,439,570
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Banco Popular North America [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	577,715	659,718
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized	346,629	395,831
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 410,426	$ 450,799
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%

Regulatory Capital Requirements - Additional Information (Detail)	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%

Related party transactions table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Beginning of period	$ 99,526	$ 57,861
Related Party Transaction, Amounts of Transaction	31,035	93,591
Related Party Transactions Payments	(24,948)	(47,886)
Related Party Transaction Other Changes	(65)	(4,040)
End of period	105,548	99,526
Management
Related Party Transaction [Line Items]
Beginning of period	3,481	5,292
Related Party Transaction, Amounts of Transaction	2,769	1,890
Related Party Transactions Payments	(725)	(240)
Related Party Transaction Other Changes	(65)	(3,461)
End of period	5,460	3,481
Director
Related Party Transaction [Line Items]
Beginning of period	96,045	52,569
Related Party Transaction, Amounts of Transaction	28,266	91,701
Related Party Transactions Payments	(24,223)	(47,646)
Related Party Transaction Other Changes	0	(579)
End of period	$ 100,088	$ 96,045

Impact on the Results of Operations of Transactions Between the Corporation and EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 31,035	$ 93,591
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Interest income
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,619	1,188
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Other Interest income
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,850	963
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Interest expense
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(627)	(93)
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	27,300	1,688
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Professional fees
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(149,156)	(37,579)
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Net occupancy
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	7,063	2,009
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Other operating expenses
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,382	321
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(106,569)	(31,503)
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Interest income
Related Party Transaction [Line Items]
Income from Transactions with related party	1,846	606
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Other Interest income
Related Party Transaction [Line Items]
Income from Transactions with related party	1,963	491
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Interest expense
Related Party Transaction [Line Items]
Expenses from Transactions with related party	(320)	(47)
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Income from Transactions with related party	13,923	861
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Professional fees
Related Party Transaction [Line Items]
Expenses from Transactions with related party	(76,070)	(19,165)
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Net occupancy
Related Party Transaction [Line Items]
Income from Transactions with related party	3,602	1,025
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Other operating expenses
Related Party Transaction [Line Items]
Income from Transactions with related party	705	164
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(54,351)	(16,065)
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Interest income
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,773	582
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Other Interest income
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,887	472
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Interest expense
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(307)	(46)
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	13,377	827
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Professional fees
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(73,086)	(18,414)
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Net occupancy
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,461	984
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Other operating expenses
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	677	157
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (52,218)	$ (15,438)

Financial Condition Accounts Outstanding with EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010
Related Party Transaction [Line Items]
Deposits	$ 36,000	$ 45,000
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Loans
Related Party Transaction [Line Items]
Loans	53,215	58,126	58,200
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Investment securities
Related Party Transaction [Line Items]
Investment securities	35,000	35,000
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Deposits
Related Party Transaction [Line Items]
Deposits	54,288	38,761
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Other assets
Related Party Transaction [Line Items]
Accounts receivables (Other assets)	5,132	3,922
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Other liabilities
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	14,684	17,416
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Loans
Related Party Transaction [Line Items]
Loans	27,140	29,644	29,700
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Investment securities
Related Party Transaction [Line Items]
Investment securities	17,850	17,850
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Deposits
Related Party Transaction [Line Items]
Deposits	27,687	19,768
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Other assets
Related Party Transaction [Line Items]
Accounts receivables (Other assets)	2,617	2,000
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Other liabilities
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	$ 7,489	$ 8,882

Proportionate Share Of Income (Loss) From Evertec Minority Interest Table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Equity method investments, share in EVERTEC's net income	$ 33,769	$ 9,863	$ 17,695
E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Equity method investments, share in EVERTEC's net income	13,936	574
Intercompany Income (Loss) Eliminations	(52,218)	(15,438)
Income (Loss) From Equity Method Investments Net Of Intercompany Income (Loss) Eliminations	$ (38,282)	$ (14,864)

Related Party Transactions with Affiliated Company - Additional Information (Detail) (USD $)	12 Months Ended												12 Months Ended					12 Months Ended																	12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Professional fee	Dec. 31, 2010 Professional fee	Dec. 31, 2011 Donations [Member]	Dec. 31, 2010 Donations [Member]	Dec. 31, 2011 Limited Liability Company [Member]	Dec. 31, 2010 Limited Liability Company [Member]	Dec. 31, 2009 Limited Liability Company [Member]	Dec. 31, 2011 Related Party Equity Interest Residencial Project [Member]	Dec. 31, 2007 Related Party Equity Interest Residencial Project [Member]	Dec. 31, 2011 Related Party Residencial Mortgage Loan Director [Member]	Dec. 31, 2006 Related Party Residencial Mortgage Loan Director [Member]	Dec. 31, 2011 Related Party Residencial Mortgage Loan Officer [Member]	Dec. 31, 2007 Related Party Residencial Mortgage Loan Officer [Member]	Dec. 31, 2011 Related Party [Member]	Dec. 31, 2010 E V E R T E C Inc [Member]	Dec. 31, 2011 E V E R T E C Inc [Member]	Sep. 30, 2010 E V E R T E C Inc [Member]	Dec. 31, 2011 E V E R T E C Inc [Member] Investment securities Scenario Actual Member Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Investment securities Scenario Actual Member Equity Method Investee	Dec. 31, 2011 E V E R T E C Inc [Member] Investment securities Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Investment securities Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2011 E V E R T E C Inc [Member] Deposit Scenario Actual Member Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Deposit Scenario Actual Member Equity Method Investee	Dec. 31, 2011 E V E R T E C Inc [Member] Deposit Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Deposit Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2011 E V E R T E C Inc [Member] Loan Scenario Actual Member Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Loan Scenario Actual Member Equity Method Investee	Sep. 30, 2010 E V E R T E C Inc [Member] Loan Scenario Actual Member Equity Method Investee	Dec. 31, 2011 E V E R T E C Inc [Member] Loan Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Loan Scenario Consolidated [Member] Equity Method Investee	Sep. 30, 2010 E V E R T E C Inc [Member] Loan Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2011 Consorcio De Tarjetas Dominicanas S A [Member]	Dec. 31, 2010 Consorcio De Tarjetas Dominicanas S A [Member]	Dec. 31, 2011 Servicios Financieros S Ade C V [Member]	Dec. 31, 2010 Servicios Financieros S Ade C V [Member]	Dec. 31, 2011 Performance Guarantee E V E R T E C Inc [Member]	Dec. 31, 2010 Performance Guarantee E V E R T E C Inc [Member]	Dec. 31, 2011 Financial Standby Letter of Credit	Dec. 31, 2010 Financial Standby Letter of Credit	Dec. 31, 2011 Financial Standby Letter of Credit E V E R T E C Inc [Member]	Dec. 31, 2010 Financial Standby Letter of Credit E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Sale of majority interest in subsidiaries, date of sale	Sep 30, 2010
Percentage Of Ownership Interests Sold																				51.00%
Investment in EVERTEC, at fair value																				$ 177,000,000
Equity method investments, Investment amount	313,152,000	299,185,000																197,000,000	203,000,000																	16,000,000		1,800,000
Equity method investments, gain on sale of equity interest, net of tax	16,907,000	0	0																																16,700,000		212,000
Equity method investments, distributions	0
Ownership interest																			49.00%
Guarantee, amount																																							15,000,000	20,100,000	500,000	500,000	2,900,000	2,900,000
Guarantee, term (in years)																																							5-year period following September 30, 2010				5-year period
Related Party Deposit Liabilities	36,000,000	45,000,000																							54,288,000	38,761,000	27,687,000	19,768,000
Investments in related parties																					35,000,000	35,000,000	17,850,000	17,850,000
Loans and Leases Receivable, Related Parties								6,800,000	15,700,000	13,500,000	2,000,000	3,900,000	890,000	828,000	1,580,000	1,350,000													53,215,000	58,126,000	58,200,000	27,140,000	29,644,000	29,700,000
Gain On Sale Of Processing And Technology Business Net Of Transaction Costs	0	616,186,000	0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	0	640,802,000	0
Gain on retained interest (sale of Evertec)	0	93,970,000	0
Expenses from Transactions with related party				3,000,000	2,400,000	600,000	600,000
Charge-offs	(693,711,000)	(1,249,356,000)							8,600,000				65,000		500,000
Loans and Leases Receivable, Related Parties, Additions								4,300,000
Loans and Leases Receivable, Related Parties, Collections								2,100,000
Troubled debt restructurings	881,000,000	561,000,000															1,800,000
Financing Receivable, Modifications, Pre-Modification Recorded Investment																	1,500,000
Line of Credit Facility, Maximum Borrowing Capacity												250,000
Related Party Transaction Term														30		30
Related Party Transaction, Rate														7.00%		7.00%
Valuation Allowance Loans Held For Sale								2,300,000			0
Gain On Sale Of Processing And Technology Business Net Of Transaction Costs After Tax																		531,000,000
Sale Of Processing And Technology Business Transaction Cost																		$ 24,600,000

Changes in the Corporation's Liability of Estimated Losses from Credit Recourses Agreements (Detail) (Guarantee on loans sold or serviced with credit recourse, USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guarantee on loans sold or serviced with credit recourse
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 53,729	$ 15,584
Additions for new sales	0	0
Provision	43,828	53,979
Net charge-offs / terminations	(38,898)	(15,834)
Balance as of end of period	$ 58,659	$ 53,729

Changes in the Corporation's Liability of Estimated Losses Associated with Customary Respresentations and Warranties Related to Loans Sold by E-LOAN (Detail) (E Loan [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guarantor Obligations [Line Items]
Valuation Allowances And Reserves Deductions Settlements Paid	$ (12,900)	$ (9,000)
Guarantee on loans sold or serviced with representation and warranties
Guarantor Obligations [Line Items]
Balance as of beginning of period	30,659	33,294
Additions for new sales	0	0
(Reversal) provision for representation and warranties	(4,936)	18,594
Net charge-offs / terminations	(2,198)	(12,229)
Balance as of end of period	$ 10,625	$ 30,659

Changes in the Corporation's Liability of Estimated Losses Associated to Loans Sold by the Discontinued Operations of PFH (Detail) (Guarantee on loans sold or serviced with representation and warranties, Popular Financial Holdings Incorporation [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guarantee on loans sold or serviced with representation and warranties | Popular Financial Holdings Incorporation [Member]
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 8,058	$ 9,405
Additions for new sales	0	0
(Reversal) provision for representations and warranties	0	911
Net charge-offs / terminations	(292)	(1,678)
Other-settlement paid	(6,682)	(580)
Balance as of end of period	$ 1,084	$ 8,058

Guarantees - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Popular, Inc. Holding Co. Debt Securities Payable	Dec. 31, 2010 Popular, Inc. Holding Co. Debt Securities Payable	Dec. 31, 2011 Loans With Recourse [Member]	Dec. 31, 2010 Loans With Recourse [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member]	Dec. 31, 2010 Serviced Mortgage Loans [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2010 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2010 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2010 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2010 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2011 Serviced Mortgage Loans For Which Loan Originator Discharged From Repurchae Obligation And Claim [Member]	Dec. 31, 2011 Financial Standby Letter of Credit	Dec. 31, 2010 Financial Standby Letter of Credit	Dec. 31, 2011 Guarantee on loans sold or serviced with representation and warranties E Loan [Member]	Dec. 31, 2010 Guarantee on loans sold or serviced with representation and warranties E Loan [Member]	Dec. 31, 2009 Guarantee on loans sold or serviced with representation and warranties E Loan [Member]	Dec. 31, 2011 Guarantee on loans sold or serviced with representation and warranties Popular Financial Holdings Incorporation [Member]	Dec. 31, 2010 Guarantee on loans sold or serviced with representation and warranties Popular Financial Holdings Incorporation [Member]	Dec. 31, 2009 Guarantee on loans sold or serviced with representation and warranties Popular Financial Holdings Incorporation [Member]	Dec. 31, 2011 Guarantee Type, Other Popular, Inc. Holding Co. Capital securities (trust preferred securities)	Dec. 31, 2010 Guarantee Type, Other Popular, Inc. Holding Co. Capital securities (trust preferred securities)
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations			$ 700,000,000	$ 600,000,000														$ 500,000	$ 500,000							$ 1,400,000,000	$ 1,400,000,000
Proceeds Received From Third Party To Be Released Or Discharged From And Against Any Liability Related To Loan																	15,000,000
Unpaid Principal Balance F D I C Agreement	3,500,000
Repurchased Loans									0	0	241,000,000	121,000,000	0	0	22,000,000	0
Liability for estimated credit loss related to loans sold or serviced									59,000,000	54,000,000	59,000,000	54,000,000					8,500,000			10,625,000	30,659,000	33,294,000	1,084,000	8,058,000	9,405,000
Funds Advanced To Investors Under Servicing Agreements	32,000,000	24,000,000
Mortgage loans serviced					3,500,000,000	4,000,000,000	17,300,000,000	18,400,000,000
Losses Recorded From Reps Warrants Repurchases															$ 2,500,000

Financial Instruments with Off-Balance Sheet Credit Risk, Whose Contract Amounts Represent Potential Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commitments to Extend Credit | Credit Card [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	$ 3,833,012	$ 3,583,430
Commitments to Extend Credit | Commercial Line Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	2,039,629	1,920,056
Commitments to Extend Credit | Other Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	358,572	375,565
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	11,632	12,532
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	124,709	140,064
Mortgage Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	$ 53,323	$ 47,493

Commitments and Contingencies - Additional Information (Detail) (USD $)	Dec. 31, 2011 days	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Credit Concentration Risk Obligations of Puerto Rico, States and political subdivisions	Dec. 31, 2010 Credit Concentration Risk Obligations of Puerto Rico, States and political subdivisions	Dec. 31, 2011 Credit Concentration Risk Commercial real estate	Dec. 31, 2010 Credit Concentration Risk Commercial real estate	Dec. 31, 2011 Credit Concentration Risk Other Credit Facilities [Member]	Dec. 31, 2010 Credit Concentration Risk Other Credit Facilities [Member]	Dec. 31, 2011 Credit Concentration Risk Uncommitted Credit Facility [Member]	Dec. 31, 2010 Credit Concentration Risk Uncommitted Credit Facility [Member]	Dec. 31, 2011 Commitments to Extend Credit Line of Credit Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2010 Commitments to Extend Credit Line of Credit Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commitments to Extend Credit Reserve for Off-balance Sheet Activities Line of Credit	Dec. 31, 2010 Commitments to Extend Credit Reserve for Off-balance Sheet Activities Line of Credit	Dec. 31, 2011 Putative Class Action [Member] claims	Dec. 31, 2011 Derivative Claim [Member] claims	Dec. 31, 2010 Securities Class Action [Member] Banco Popular De Puerto Rico [Member]	Dec. 31, 2011 Hoff Vs Popular [Member] Popular, Inc. Holding Co.	Dec. 31, 2011 Hoff Vs Popular [Member] Paid by Insurers	Dec. 31, 2011 Hoff Vs Popular [Member] Paid by Insurers Popular, Inc. Holding Co.	Dec. 31, 2011 Employee Retirement Income Security Act E R I S A Class Action [Member] Popular, Inc. Holding Co.	Dec. 31, 2011 Employee Retirement Income Security Act E R I S A Class Action [Member] Paid by Insurers	Dec. 31, 2011 Consumer Banking And Trust Related Activities [Member] claims	Dec. 31, 2011 Legal Claim Garcia And Diaz [Member]
Commitments and Contingencies Disclosure [Line Items]
Reserve of potential losses associated with unfunded loan commitments															$ 15,000,000	$ 21,000,000
Unamortized balance of the contingent liability on unfunded loan commitments													5,000,000	6,000,000
Other non-credit commitments related to the acquisition of other investments	10,000,000	10,000,000
Estimate of possible loss	98,000,000	92,000,000
Business concentration, secured loans and credit facilities					154,000,000	145,000,000	12,500,000,000	12,000,000,000	1,200,000,000	1,100,000,000	140,000,000	199,000,000
Business concentration, Percentage of real estate-related loans secured by commercial real estate							61.00%	58.00%
Fair Value Concentration Of Risk Credit Facilities Granted									1,300,000,000	1,400,000,000
True Up Payment Term	45
Estimate of the aggregate range of reasonably possible losses			0	15,000,000
Legal Proceedings, number of claims filed																	5	2							2
Legal Proceedings, amount paid to the settlement fund																				11,500,000
Amount Reimbursed By Insurers																					4,700,000
Legal Proceedings, attorneys' fees and expenses of counsel for the plaintiffs																										2,100,000
Legal Proceedings, settlement amount estimated to be covered by insurance																						26,000,000		8,200,000
Estimate of possible loss																	400,000
Legal Proceedings, amount paid to the settlement fund																				37,500,000			8,200,000
Legal Proceedings, damages sought by plaintiffs																			600,000,000
Litigation Settlement, Gross																				$ 37,500,000

Carrying Amount and Classification of Assets Related to the Corporation's Variable Interests in Non-Consolidated VIEs and Maximum Exposure to Loss (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	$ 107,411
Maximum exposure to loss	107,411
Fnma Gnma Vie [Member]
Assets
Assets	104,538	110,019
Maximum exposure to loss	104,538	110,019
Loan | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	91,289
Acquisition Loan [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	85,825
Advances Working Capital Line [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	2,208
Advances Advance Facility [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	3,256
Other asset | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	16,122
Other asset | Fnma Gnma Vie [Member]
Assets
Assets	3,027	2,706
Other Advances [Member] | Fnma Gnma Vie [Member]
Assets
Assets	3,027	2,706
Equity Method Investments [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Assets
Assets	16,122
Servicing Asset At Fair Value Amount [Member] | Fnma Gnma Vie [Member]
Assets
Assets	101,511	107,313
Mortgage Servicing Rights [Member] | Fnma Gnma Vie [Member]
Assets
Assets	$ 101,511	$ 107,313

Non-Consolidated Variable Interest Entities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2011 Fnma Gnma Vie [Member]	Dec. 31, 2010 Fnma Gnma Vie [Member]
Variable Interest Entity [Line Items]
Non-consolidated VIEs, unpaid principal balance of loans serviced			$ 9,400	$ 9,300
Non-consolidated VIEs, description of maximum loss		The Corporation determined that under a maximum exposure to loss worst case scenario the carrying amount of the acquisition loan, the advances on the advance facility and working capital line, if any, and the equity interest held by the Corporation at December 31, 2011 will not be recovered.	Maximum exposure to loss represents the maximum loss, under a worst case scenario, that would be incurred by the Corporation, as servicer for the VIEs, assuming all loans serviced are delinquent and that the value of the Corporation’s interests and any associated collateral declines to zero, without any consideration of recovery
Ownership interest	24.90%	24.90%
Equity Method Investment, Underlying Equity in Net Assets	16
Loans Receivable, Description of Variable Rate Basis	5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points
Variable Interest Entity, Qualitative or Quantitative Information, Size of VIE	In September of 2011, BPPR sold construction and commercial real estate loans with a fair value of $148 million
Purchase Price Of Loans	57.00%
Financed Closing Costs	2
Carrying Amount Of Acquisition Loan Before Financed Closing Costs	84
Carrying Amount Of Acquisition Loan After Financed Closing Costs	86
Total Working Capital Line	20
Total Advance Facility	68.5
Cash Received From Investee	48
Net Equity Of Investee	63
Fair Value Of Loans Sold	$ 148

Cash flow hedges and non-hedging derivatives outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Cash Flow Hedge Instruments	$ 137,301	$ 256,480
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	1,645,243	2,249,232
Notional Amount of Derivatives	1,782,544	2,505,712
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	61,887	72,993
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	66,700	76,344
Cash Flow Hedging [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	6	1,774
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	1,179	839
Not Designated as Hedging Instrument [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	61,881	71,219
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	65,521	75,505
Forward Contracts [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Cash Flow Hedge Instruments	137,301	256,480
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	114,809	278,052
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	6	1,774
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	1,179	839
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Trading account securities
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	1	483
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	236	1,736
Interest Rate Swap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	1,351,386	1,641,180
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	51,078	62,175
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	56,963	66,685
Interest Rate Floor [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	22,664	22,973
Interest Rate Floor [Member] | Not Designated as Hedging Instrument [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	233	240
Interest Rate Floor [Member] | Not Designated as Hedging Instrument [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	233	240
Interest Rate Cap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	0	156,303
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	0
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	0
Foreign Exchange Forward [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	1,006	819
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	20	7
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	14	4
Equity Swap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	73,224	76,984
Equity Swap [Member] | Not Designated as Hedging Instrument [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	10,549	8,314
Embedded Derivative Financial Instruments [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	82,154	72,921
Embedded Derivative Financial Instruments [Member] | Not Designated as Hedging Instrument [Member] | Interest-bearing Deposits [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 8,075	$ 6,840

Cash flow hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trading Gains Losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	Trading account profit	Trading account profit	Trading account profit
Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI			Interest expense
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(2,294)	(1,228)	(1,419)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(302)	(964)	(6,915)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(116)	0	125
Cash Flow Hedging [Member] | Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(2,294)	(1,228)	(1,419)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(302)	(964)	(4,535)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(116)	0	125
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net			0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net			(2,380)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net			0

Non-hedging activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ (42,293)	$ (15,033)	$ (19,534)
Forward Contracts [Member] | Trading Gains Losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(41,837)	(15,791)	(12,485)
Interest Rate Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(1,382)	(910)	(6,468)
Credit Default Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	0	0	(2,599)
Foreign Exchange Forward [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	23	10	25
Foreign Exchange Forward [Member] | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	3	3	(4)
Equity Swap [Member] | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(20)	1,247	1,209
Embedded Derivative Financial Instruments [Member] | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ 920	$ 408	$ 788

Derivative instruments and hedging activities- Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Derivative, Credit Risk	By using derivative instruments, the Corporation exposes itself to credit and market risk. If a counterparty fails to fulfill its performance obligations under a derivative contract, the Corporation’s credit risk will equal the fair value of the derivative asset. Generally, when the fair value of a derivative contract is positive, this indicates that the counterparty owes the Corporation, thus creating a repayment risk for the Corporation. To manage the level of credit risk, the Corporation deals with counterparties of good credit standing, enters into master netting agreements whenever possible and, when appropriate, obtains collateral. On the other hand, when the fair value of a derivative contract is negative, the Corporation owes the counterparty and, therefore, the fair value of derivatives liabilities incorporates nonperformance risk or the risk that the obligation will not be fulfilled.
Derivatives, Offsetting Fair Value Amounts, Policy [Policy Text Block]	Pursuant to the Corporation's accounting policy, the fair value of derivatives is not offset with the amounts for the right to reclaim cash collateral or the obligation to return cash collateral.
Derivative, Collateral, Right to Reclaim Cash	$ 72,000,000	$ 86,000,000
Derivative, Collateral, Obligation to Return Cash	2,000,000	3,000,000
Derivative, Net Liability Position, Aggregate Fair Value	57,000,000	67,000,000
Collateral Already Posted, Aggregate Fair Value	72,000,000	86,000,000
Additional Collateral, Aggregate Fair Value	0	0
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	2,294,000
Fair Value Hedges, Net	0	0
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ (42,293,000)	$ (15,033,000)	$ (19,534,000)
Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative, Higher Remaining Maturity Range	79

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Mortgage servicing rights	$ 151,323	$ 166,907	$ 169,747
Derivatives	61,886	72,510
Fair Value, Measurements, Recurring
Assets
Investment securities available-for-sale	5,009,823	5,236,852
Trading account securities, excluding derivatives	436,330	546,230
Mortgage servicing rights	151,323	166,907
Derivatives	61,887	72,993
Total	5,659,363	6,022,982
Liabilities
Derivatives	(66,700)	(76,344)
Trading liabilities		(10,459)
Business Acquisition, Contingent Consideration, at Fair Value	(99,762)	(92,994)
Equity Appreciation Instrument		(9,945)
Total	(166,462)	(189,742)
Fair Value, Measurements, Recurring | U.S. Treasury securities
Assets
Investment securities available-for-sale	38,668	38,136
Fair Value, Measurements, Recurring | Obligations of U.S. Government sponsored entities
Assets
Investment securities available-for-sale	985,546	1,211,304
Fair Value, Measurements, Recurring | Obligations of Puerto Rico, States and political subdivisions
Assets
Investment securities available-for-sale	58,728	52,702
Trading account securities, excluding derivatives	90,332	16,438
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Investment securities available-for-sale	1,697,642	1,238,294
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Investment securities available-for-sale	57,792	84,938
Fair Value, Measurements, Recurring | Mortgage backed securities
Assets
Investment securities available-for-sale	2,139,569	2,576,155
Trading account securities, excluding derivatives	325,205	493,044
Fair Value, Measurements, Recurring | Equity securities (without contractual maturity)
Assets
Investment securities available-for-sale	6,916	9,475
Fair Value, Measurements, Recurring | Other
Assets
Investment securities available-for-sale	24,962	25,848
Trading account securities, excluding derivatives	17,248	33,233
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations
Assets
Trading account securities, excluding derivatives	3,545	3,515
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Assets
Investment securities available-for-sale	3,465	3,952
Trading account securities, excluding derivatives	0	0
Mortgage servicing rights	0	0
Derivatives	0	0
Total	3,465	3,952
Liabilities
Derivatives	0	0
Trading liabilities		0
Business Acquisition, Contingent Consideration, at Fair Value	0	0
Equity Appreciation Instrument		0
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | U.S. Treasury securities
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Obligations of U.S. Government sponsored entities
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Obligations of Puerto Rico, States and political subdivisions
Assets
Investment securities available-for-sale	0	0
Trading account securities, excluding derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Mortgage backed securities
Assets
Investment securities available-for-sale	0	0
Trading account securities, excluding derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Equity securities (without contractual maturity)
Assets
Investment securities available-for-sale	3,465	3,952
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Other
Assets
Investment securities available-for-sale	0	0
Trading account securities, excluding derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Collateralized Mortgage Obligations
Assets
Trading account securities, excluding derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Assets
Investment securities available-for-sale	4,998,923	5,225,141
Trading account securities, excluding derivatives	407,709	520,436
Mortgage servicing rights	0	0
Derivatives	61,887	72,993
Total	5,468,519	5,818,570
Liabilities
Derivatives	(66,700)	(76,344)
Trading liabilities		(10,459)
Business Acquisition, Contingent Consideration, at Fair Value	0	0
Equity Appreciation Instrument		(9,945)
Total	(66,700)	(96,748)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | U.S. Treasury securities
Assets
Investment securities available-for-sale	38,668	38,136
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Obligations of U.S. Government sponsored entities
Assets
Investment securities available-for-sale	985,546	1,211,304
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Obligations of Puerto Rico, States and political subdivisions
Assets
Investment securities available-for-sale	58,728	52,702
Trading account securities, excluding derivatives	90,332	16,438
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Investment securities available-for-sale	1,697,642	1,238,294
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Investment securities available-for-sale	57,792	84,938
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Mortgage backed securities
Assets
Investment securities available-for-sale	2,132,134	2,568,396
Trading account securities, excluding derivatives	303,428	472,806
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Equity securities (without contractual maturity)
Assets
Investment securities available-for-sale	3,451	5,523
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other
Assets
Investment securities available-for-sale	24,962	25,848
Trading account securities, excluding derivatives	13,212	30,423
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations
Assets
Trading account securities, excluding derivatives	737	769
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Assets
Investment securities available-for-sale	7,435	7,759
Trading account securities, excluding derivatives	28,621	25,794
Mortgage servicing rights	151,323	166,907
Derivatives	0	0
Total	187,379	200,460
Liabilities
Derivatives	0	0
Trading liabilities		0
Business Acquisition, Contingent Consideration, at Fair Value	(99,762)	(92,994)
Equity Appreciation Instrument		0
Total	(99,762)	(92,994)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | U.S. Treasury securities
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Obligations of U.S. Government sponsored entities
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Obligations of Puerto Rico, States and political subdivisions
Assets
Investment securities available-for-sale	0	0
Trading account securities, excluding derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Mortgage backed securities
Assets
Investment securities available-for-sale	7,435	7,759
Trading account securities, excluding derivatives	21,777	20,238
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Equity securities (without contractual maturity)
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Other
Assets
Investment securities available-for-sale	0	0
Trading account securities, excluding derivatives	4,036	2,810
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Collateralized Mortgage Obligations
Assets
Trading account securities, excluding derivatives	$ 2,808	$ 2,746

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financial Assets:
Beginning Balance	$ 201		$ 434		$ 518
Gains (Losses) included in earnings/ OCI	(37)		(19)		(28)
Issuances			3
Purchases	39		44
Sales	(13)		(50)
Settlements	(3)		(14)
Purchases, Sales, Issuances & Settlements (Net)					(56)
Transfers in (out) of Level 3			(197)
Ending Balance	187		201		434
Changes in unrealized gains (losses) relating to assets still held at reporting date	(19)		(17)		(12)
Financial Liabilities:
Beginning Balance	(93)		0
Initial fair value on acquisition	(1)		(89)
Gains (Losses) included in earnings/ OCI	(6)		(4)
Ending Balance	(100)		(93)		0
Changes in unrealized gains (losses) relating to liabilities still held at reporting date	(6)		(4)
Other liability | Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Financial Liabilities:
Beginning Balance	(93)		0
Initial fair value on acquisition	(1)		(89)
Gains (Losses) included in earnings/ OCI	(6)		(4)
Ending Balance	(100)		(93)
Changes in unrealized gains (losses) relating to liabilities still held at reporting date	(6)	[1]	(4)	[1]
Available-for-sale Securities
Financial Assets:
Beginning Balance	8		34
Gains (Losses) included in earnings/ OCI	0		1		0
Issuances			3
Purchases	0		0
Sales	0		0
Settlements	(1)		(3)
Transfers in (out) of Level 3			(27)
Ending Balance	7		8		34
Changes in unrealized gains (losses) relating to assets still held at reporting date	0	[2]	0	[2]	0	[2]
Available-for-sale Securities | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					37
Purchases, Sales, Issuances & Settlements (Net)					(3)
Ending Balance					34
Changes in unrealized gains (losses) relating to assets still held at reporting date					0
Available-for-sale Securities | Mortgage backed securities
Financial Assets:
Beginning Balance	8		34
Gains (Losses) included in earnings/ OCI	0		1
Issuances			3
Purchases	0		0
Sales	0		0
Settlements	(1)		(3)
Transfers in (out) of Level 3			(27)
Ending Balance	7		8
Changes in unrealized gains (losses) relating to assets still held at reporting date	0		0
Available-for-sale Securities | Mortgage backed securities | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					37
Gains (Losses) included in earnings/ OCI					0
Purchases, Sales, Issuances & Settlements (Net)					(3)
Ending Balance					34
Trading account securities
Financial Assets:
Beginning Balance	26		230
Gains (Losses) included in earnings/ OCI	0		3
Issuances			0
Purchases	18		24
Sales	(13)		(50)
Settlements	(2)		(11)
Transfers in (out) of Level 3			(170)
Ending Balance	29		26
Changes in unrealized gains (losses) relating to assets still held at reporting date	1	[3]	0	[3]
Trading account securities | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					300
Gains (Losses) included in earnings/ OCI					2
Purchases, Sales, Issuances & Settlements (Net)					(72)
Ending Balance					230
Changes in unrealized gains (losses) relating to assets still held at reporting date					6	[3]
Trading account securities | Mortgage backed securities
Financial Assets:
Beginning Balance	20		224
Gains (Losses) included in earnings/ OCI	0		3
Issuances			0
Purchases	14		23
Sales	(10)		(49)
Settlements	(2)		(11)
Transfers in (out) of Level 3			(170)
Ending Balance	22		20
Changes in unrealized gains (losses) relating to assets still held at reporting date	0		0
Trading account securities | Mortgage backed securities | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					292
Gains (Losses) included in earnings/ OCI					3
Purchases, Sales, Issuances & Settlements (Net)					(71)
Ending Balance					224
Changes in unrealized gains (losses) relating to assets still held at reporting date					6
Trading account securities | Collateralized Mortgage Obligations
Financial Assets:
Beginning Balance	3		3
Gains (Losses) included in earnings/ OCI	0		0
Issuances			0
Purchases	0		0
Sales	0		0
Settlements	0		0
Transfers in (out) of Level 3			0
Ending Balance	3		3
Changes in unrealized gains (losses) relating to assets still held at reporting date	0		0
Trading account securities | Collateralized Mortgage Obligations | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					3
Gains (Losses) included in earnings/ OCI					0
Purchases, Sales, Issuances & Settlements (Net)					0
Ending Balance					3
Changes in unrealized gains (losses) relating to assets still held at reporting date					0
Trading account securities | Other
Financial Assets:
Beginning Balance	3		3
Gains (Losses) included in earnings/ OCI	0		0
Issuances			0
Purchases	4		1
Sales	(3)		(1)
Settlements	0		0
Transfers in (out) of Level 3			0
Ending Balance	4		3
Changes in unrealized gains (losses) relating to assets still held at reporting date	1		0
Trading account securities | Other | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					5
Gains (Losses) included in earnings/ OCI					(1)
Purchases, Sales, Issuances & Settlements (Net)					(1)
Ending Balance					3
Changes in unrealized gains (losses) relating to assets still held at reporting date					0
Servicing Asset At Fair Value Amount [Member]
Financial Assets:
Beginning Balance	167		170
Gains (Losses) included in earnings/ OCI	(37)		(23)
Issuances			0
Purchases	21		20
Sales	0		0
Settlements	0		0
Transfers in (out) of Level 3			0
Ending Balance	151		167
Changes in unrealized gains (losses) relating to assets still held at reporting date	(20)	[4]	(17)	[4]
Servicing Asset At Fair Value Amount [Member] | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					176
Gains (Losses) included in earnings/ OCI					(31)
Purchases, Sales, Issuances & Settlements (Net)					25
Ending Balance					170
Changes in unrealized gains (losses) relating to assets still held at reporting date					(18)	[4]
Loans receivable Member | Segment, Discontinued Operations [Member]
Financial Assets:
Beginning Balance					5
Gains (Losses) included in earnings/ OCI					1
Purchases, Sales, Issuances & Settlements (Net)					(6)
Ending Balance					0
Changes in unrealized gains (losses) relating to assets still held at reporting date					$ 0	[5]

[1]	Gains (losses) are included in “FDIC loss share (expense) income” in the Statement of Operations.
[2]	Gains (losses) are included in OCI
[3]	Gains (losses) are included in “Trading account profit” in the Statement of Operations.
[4]	Gains (losses) are included in “Other service fees” in the Statement of Operations.
[5]	Gains (losses) are included in “Loss from discontinued operations, net of tax” in the Statement of Operations

Gains and Losses (Realized and Unrealized) Included in Earnings for Level 3 Assets and Liabilities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	$ (6,000,000)	$ (4,000,000)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	(43,000)	(24,000)	(28,000)
Fair Value Assets And Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss Total	(25,000)	(21,000)	(12,000)
Segment, Discontinued Operations [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	0	0	1,000,000
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	0	0	0
Other Fee Revenue [Member] | Segment, Continuing Operations [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	(37,000,000)	(23,000,000)	(31,000,000)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	(20,000,000)	(17,000,000)	(18,000,000)
Trading Gains Losses [Member] | Segment, Continuing Operations [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Trading Revenue	0	3,000,000	2,000,000
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	1,000,000	0	6,000,000
F D I C Loss Share Expense Income [Member] | Segment, Continuing Operations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Other Income	(6,000,000)	(4,000,000)	0
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	$ (6,000,000)	$ (4,000,000)	$ 0

Fair Value Measurement - Additional Information (Detail) (Mortgage-backed securities - FNMA, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mortgage-backed securities - FNMA
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments measured at fair value on a recurring basis, transfers out of Level 3	$ 0	$ 197

Aggregate Fair Value Measurements of Assets (Detail) (Fair Value, Measurements, Nonrecurring, USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 96,000,000	[1]	$ 204,000,000	[1]	$ 877,000,000	[1]
Loans held-for-sale	84,000,000	[2]	671,000,000	[2]	0	[2]
Other real estate owned	91,000,000	[3]	45,000,000	[3]	60,000,000	[3]
Other Repossessed Assets	0	[3]	0	[3]	5,000,000	[3]
Total	271,000,000		920,000,000		942,000,000
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	96,000,000	[1]	204,000,000	[1]	877,000,000	[1]
Loans held-for-sale	84,000,000	[2]	671,000,000	[2]	0	[2]
Other real estate owned	91,000,000	[3]	45,000,000	[3]	60,000,000	[3]
Other Repossessed Assets	0	[3]	0	[3]	5,000,000	[3]
Total	271,000,000		920,000,000		942,000,000
Unrealized Gain (Loss or Write-down)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	(6,000,000)	[1]	(14,000,000)	[1]	(250,000,000)	[1]
Loans held-for-sale	(30,000,000)	[2]	(342,000,000)	[2]	(3,000,000)	[2]
Other real estate owned	(23,000,000)	[3]	(28,000,000)	[3]	(28,000,000)	[3]
Other Repossessed Assets	(1,000,000)	[3]	(1,000,000)	[3]	(1,000,000)	[3]
Total	$ (60,000,000)		$ (385,000,000)		$ (282,000,000)

[1]	Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.
[2]	Relates to lower of cost or fair value adjustments of loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale. These adjustments were principally determined based on negotiated price terms for the loans.
[3]	Represents the fair value of foreclosed real estate and other collateral owned that were measured at fair value.

Carrying or Notional Amounts and Estimated Fair Values for Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying (Reported) Amount, Fair Value Disclosure
Financial Assets:
Cash and money market investments	$ 1,911,456	$ 1,431,668
Trading account securities	436,331	546,713
Investment securities available-for-sale	5,009,823	5,236,852
Investment securities held-to-maturity	125,383	122,354
Other investment securities	179,880	163,513
Loans held-for-sale	363,093	893,938
FDIC loss share asset	1,915,128	2,410,219
Financial Liabilities:
Deposits	27,942,127	26,762,200
Assets sold under agreements to repurchase	2,141,097	2,412,550
Other short-term borrowings	296,200	364,222
Notes payable	1,856,372	4,170,183
Business Acquisition, Contingent Consideration, at Fair Value	99,762	92,994
Carrying (Reported) Amount, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financial Assets:
Loans held-in-portfolio, net	19,912,233	19,934,810
Carrying (Reported) Amount, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Financial Assets:
Loans held-in-portfolio, net	4,223,758	4,836,882
Carrying (Reported) Amount, Fair Value Disclosure | Equity Appreciation Instrument [Member]
Financial Liabilities:
Equity appreciation instrument	0	9,945
Estimate of Fair Value, Fair Value Disclosure
Financial Assets:
Cash and money market investments	1,911,456	1,431,668
Trading account securities	436,331	546,713
Investment securities available-for-sale	5,009,823	5,236,852
Investment securities held-to-maturity	125,254	120,873
Other investment securities	181,583	165,233
Loans held-for-sale	390,783	902,371
FDIC loss share asset	1,755,295	2,475,158
Financial Liabilities:
Deposits	28,057,343	26,873,408
Assets sold under agreements to repurchase	2,273,802	2,503,320
Other short-term borrowings	296,200	364,222
Notes payable	1,722,831	4,067,818
Business Acquisition, Contingent Consideration, at Fair Value	99,762	92,994
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	2,062	983
Letters of credit	2,339	3,318
Estimate of Fair Value, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financial Assets:
Loans held-in-portfolio, net	16,753,889	17,137,805
Estimate of Fair Value, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Financial Assets:
Loans held-in-portfolio, net	4,663,327	4,744,680
Estimate of Fair Value, Fair Value Disclosure | Equity Appreciation Instrument [Member]
Financial Liabilities:
Equity appreciation instrument	0	9,945
Notional Amount [Member]
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	6,231,213	5,879,051
Letters of credit	$ 136,341	$ 152,596

Computation of Net Income (Loss) Per Common Share ("EPS"), Basic and Diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Income (Loss) from Continuing Operations Attributable to Parent	$ 151,325		$ 137,401		$ (553,947)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0		0		(19,972)
Preferred stock dividends	(3,723)		(310)		(39,857)
Deemed dividend on preferred stock	0	[1]	(191,667)	[1]	0	[1]
Accretions Of Discount	0		0		0
Issuance Of Common Stock In Exchange Of Preferred Stock (Accumulated Deficit)	0		0
Exchange Of Preferred Stock For Trust Preferred Securities Issued Accumulated Deficit	0		0		485,280
Net income (loss) applicable to common stock	147,602		(54,576)		97,377
Average common shares outstanding	1,021,793,932		885,154,040		408,229,498
Average potential dilutive common shares	1,101,030		0		0
Average common shares outstanding - assuming dilution	1,022,894,962		885,154,040		408,229,498
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 0.14		$ (0.06)		$ 0.29
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0		$ 0		$ (0.05)
Basic and dilutive EPS	$ 0.14		$ (0.06)		$ 0.24
Accumulated deficit
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Deemed dividend on preferred stock			(191,667)
Accretions Of Discount					(4,515)	[2]
Issuance Of Common Stock In Exchange Of Preferred Stock (Accumulated Deficit)					$ 230,388

[1]	Non-cash beneficial conversion, resulting from the conversion of contingently convertible perpetual non-cumulative preferred stock into shares of the Corporation’s common stock. The beneficial conversion was recorded as a deemed dividend to the preferred stockholders reducing retained earnings, with a corresponding offset to surplus (paid in capital), and thus did not affect total stockholders’ equity or the book value of the common stock
[2]	Accretion of preferred stock discount - 2008 Series C Preferred Stock.

Net Income (Loss) Per Common Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	2,092,873	2,471,424	2,715,852
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	20,932,836
Restricted Stock Member
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	0

Other Services Fees by Major Categories (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Debit card fees	$ 49,459	$ 100,639	$ 110,040
Insurance fees	54,390	49,768	50,132
Credit card fees and discounts	49,049	84,786	94,636
Sale and administration of investment products	34,388	37,783	34,134
Mortgage servicing fees, net of fair value adjustments	12,098	24,801	15,086
Trust fees	15,333	14,217	12,455
Processing fees	6,839	45,055	55,005
Other fees	18,164	20,455	22,699
Total other services fees	$ 239,720	$ 377,504	$ 394,187

Plans Target Allocation By Asset Category (Detail)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Minimum	0.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Maximum	70.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities, Range Minimum	0.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities, Range Maximum	100.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other, Range Minimum	0.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Other, Range Maximum	100.00%

Composition Of The Assets Of The Pension And Benefit Restoration Plan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 579,523	$ 464,578
Investment Type [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	579,427	464,560
Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	631,916	514,561
Defined Benefit Plan Pension And Restoration Plans Interest Amount In Net Assets Of Master Trust	574,673	455,102
Popular Inc Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,817	8,622
Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	937	836
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 96	$ 18

Plan Assets Excluding Interest In Master Trust By Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 579,523	$ 464,578
Popular Inc Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,817	8,622
Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	937	836
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	96	18
Excluding Interest In Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,850	9,476
Fair Value, Inputs, Level 1 | Popular Inc Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,817	8,622
Fair Value, Inputs, Level 1 | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	96	18
Fair Value, Inputs, Level 1 | Excluding Interest In Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,913	8,640
Fair Value, Inputs, Level 2 | Popular Inc Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Excluding Interest In Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Popular Inc Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	937	836	939
Fair Value, Inputs, Level 3 | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Excluding Interest In Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 937	$ 836

Changes In Level 3 Asset Measured At Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Assets:
Fair value of plan assets at end of year	$ 579,523	$ 464,578
Private Equity Investment [Member]
Financial Assets:
Fair value of plan assets at end of year	937	836
Private Equity Investment [Member] | Fair Value, Inputs, Level 3
Financial Assets:
Fair value of plan assets at beginning of year	836	939
Defined Benefit Plan, Actual Return on Plan Assets Still Held	101	(48)
Defined Benefit Plan, Purchases, Sales, and Settlements	0	(55)
Fair value of plan assets at end of year	$ 937	$ 836

Plan Asset Master Trust By Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 579,523	$ 464,578
Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	937	836
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	96	18
Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	631,916	514,561
Master Trust [Member] | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	182,892	50,417
Master Trust [Member] | Corporate bonds and debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	44,463	47,263
Master Trust [Member] | Equity securities (without contractual maturity)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	239,754	228,054
Master Trust [Member] | Index fund - equity
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	39,897	2,267
Master Trust [Member] | Index fund - fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,396	2,284
Master Trust [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	59,699	65,491
Master Trust [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	24,676	0
Master Trust [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	14,568	17,409
Master Trust [Member] | Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,570	72,959
Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	937	836
Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,490	25,926
Master Trust [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,574	1,655
Fair Value, Inputs, Level 1 | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	96	18
Fair Value, Inputs, Level 1 | Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	290,141	256,247
Fair Value, Inputs, Level 1 | Master Trust [Member] | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 | Master Trust [Member] | Corporate bonds and debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 | Master Trust [Member] | Equity securities (without contractual maturity)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	239,754	228,054
Fair Value, Inputs, Level 1 | Master Trust [Member] | Index fund - equity
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	39,897	2,267
Fair Value, Inputs, Level 1 | Master Trust [Member] | Index fund - fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 | Master Trust [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 | Master Trust [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 | Master Trust [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 | Master Trust [Member] | Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 | Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 | Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,490	25,926
Fair Value, Inputs, Level 1 | Master Trust [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	339,264	255,823
Fair Value, Inputs, Level 2 | Master Trust [Member] | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	182,892	50,417
Fair Value, Inputs, Level 2 | Master Trust [Member] | Corporate bonds and debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	44,463	47,263
Fair Value, Inputs, Level 2 | Master Trust [Member] | Equity securities (without contractual maturity)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Master Trust [Member] | Index fund - equity
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Master Trust [Member] | Index fund - fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,396	2,284
Fair Value, Inputs, Level 2 | Master Trust [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	59,699	65,491
Fair Value, Inputs, Level 2 | Master Trust [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	24,676	0
Fair Value, Inputs, Level 2 | Master Trust [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	14,568	17,409
Fair Value, Inputs, Level 2 | Master Trust [Member] | Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,570	72,959
Fair Value, Inputs, Level 2 | Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Master Trust [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	937	836	939
Fair Value, Inputs, Level 3 | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,511	2,491	2,613
Fair Value, Inputs, Level 3 | Master Trust [Member] | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member] | Corporate bonds and debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member] | Equity securities (without contractual maturity)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member] | Index fund - equity
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member] | Index fund - fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member] | Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	937	836
Fair Value, Inputs, Level 3 | Master Trust [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Master Trust [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 1,574	$ 1,655

Changes In Level 3 Asset Measured At Fair Value Master Trust (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Assets:
Fair value of plan assets at end of year	$ 579,523	$ 464,578
Master Trust [Member]
Financial Assets:
Fair value of plan assets at end of year	631,916	514,561
Master Trust [Member] | Fair Value, Inputs, Level 3
Financial Assets:
Fair value of plan assets at beginning of year	2,491	2,613
Defined Benefit Plan, Actual Return on Plan Assets Still Held	101	(58)
Defined Benefit Plan, Purchases, Sales, and Settlements	(81)	(64)
Fair value of plan assets at end of year	$ 2,511	$ 2,491

Information Popular Inc Shares Of Common Stock Held By The Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Number of Shares of Equity Securities Issued by Employer and Related Parties Included in Plan Assets	2,745,720	2,745,720
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	$ 3,816,551	$ 8,621,561
Defined Benefit Plan Amount Of Dividends Received On Employer And Related Party Securities	$ 0	$ 0

Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 579,523	$ 464,578
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	333,287	210,935	127,786
Reconciliation Of Net Liabilities Abstract:
Accumulated other comprehensive loss at end of year	(333,287)	(210,935)	(127,786)
Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost	31,139	31,513	32,672
Termination benefit cost	15,559	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	124,552	26,589
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net loss	281,431	176,910
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	281,431	176,910	146,935
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(160,688)	(143,677)
Accumulated other comprehensive loss at beginning of year	176,910	146,935
Amount prepaid (accued) at beginning of year	16,222	3,258
Additional benefit cost	(15,559)	(4,229)
Net periodic benefit credit (cost)	908	(9,396)
Amount prepaid (accrued) at end of year	126,123	16,222	3,258
Accumulated other comprehensive loss at end of year	(281,431)	(176,910)	(146,935)
Net liabilities at end of year	(155,308)	(160,688)	(143,677)
Pension Plan | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	603,254	557,308
Interest cost	31,139	31,513
Termination benefit cost	15,559	0
Actuarial loss	87,403	58,019
Benefits paid	(30,906)	(43,586)
Benefit obligation at end of year	706,449	603,254
Pension Plan | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(30,906)	(43,586)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	442,566	413,631
Actual return on plan assets	14,929	45,932
Employer contribution	124,552	26,589
Fair value of plan assets at end of year	551,141	442,566
Benefit Restoration Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost	1,581	1,537	1,616
Termination benefit cost	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	6,751	45
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net loss	14,387	8,237
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	14,387	8,237	6,119
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(8,289)	(5,896)
Accumulated other comprehensive loss at beginning of year	8,237	6,119
Amount prepaid (accued) at beginning of year	(52)	223
Additional benefit cost	0	0
Net periodic benefit credit (cost)	(369)	(320)
Amount prepaid (accrued) at end of year	6,330	(52)	223
Accumulated other comprehensive loss at end of year	(14,387)	(8,237)	(6,119)
Net liabilities at end of year	(8,057)	(8,289)	(5,896)
Benefit Restoration Plans | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	30,301	26,396
Interest cost	1,581	1,537
Termination benefit cost	0	0
Actuarial loss	5,695	3,235
Benefits paid	(1,138)	(867)
Benefit obligation at end of year	36,439	30,301
Benefit Restoration Plans | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(1,138)	(867)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	22,012	20,501
Actual return on plan assets	757	2,333
Employer contribution	6,751	45
Fair value of plan assets at end of year	$ 28,382	$ 22,012

Breakdown Of Pension And Restoration Plans Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plan Liabilities, Current	$ 0	$ 0
Defined Benefit Pension Plan, Liabilities, Noncurrent	155,308	160,688
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plan Liabilities, Current	50	51
Defined Benefit Pension Plan, Liabilities, Noncurrent	$ 8,007	$ 8,238

Change In Accumulated Other Comprehensive Income Loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Pension Plan	Dec. 31, 2010 Pension Plan	Dec. 31, 2011 Benefit Restoration Plans	Dec. 31, 2010 Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss at beginning of year	$ 333,287	$ 210,935	$ 127,786	$ 176,910	$ 146,935	$ 8,237	$ 6,119
Recognized During Year [Abstract]
Actuarial losses				(11,314)	(12,974)	(591)	(397)
Ocurring During Year [Abstract]
Net actuarial losses				115,835	42,949	6,741	2,515
Total increase in AOCL				104,521	29,975	6,150	2,118
Accumulated other comprehensive loss at end of year	$ 333,287	$ 210,935	$ 127,786	$ 281,431	$ 176,910	$ 14,387	$ 8,237

Accumulated Other Comprehensive Loss Expected To Be Recognized As Components Of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 21,703
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 1,293

Accumulated Benefit Obligation In Excess Of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plan
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	$ 706,449	$ 603,254
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	706,449	603,254
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	551,141	442,566
Benefit Restoration Plans
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	36,439	30,301
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	36,439	30,301
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	$ 28,382	$ 22,012

Actuarial Assumption Used To Determine The Benefit Obligation (Detail) (P.R. Plans)	Dec. 31, 2011	Dec. 31, 2010
P.R. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.40%	5.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%

Actuarial Assumption Used To Determine the Components Of Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate at remeasurement	0.00%	0.00%	6.70%
Expected return on plan asset	8.00%	8.00%	8.00%
Pension Plan | P.R. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.30%	5.90%	6.10%
Rate of compensation increase - weighted average	0.00%	0.00%	4.50%
Pension Plan | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.00%	0.00%	4.00%
Rate of compensation increase - weighted average	0.00%	0.00%	0.00%
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate at remeasurement	0.00%	0.00%	6.70%
Expected return on plan asset	8.00%	8.00%	8.00%
Benefit Restoration Plans | P.R. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.30%	5.90%	6.10%
Rate of compensation increase - weighted average	0.00%	0.00%	4.50%
Benefit Restoration Plans | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.00%	0.00%	0.00%
Rate of compensation increase - weighted average	0.00%	0.00%	0.00%

Components of Net Periodic Pension Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	$ (961)	$ (1,046)	$ (486)
Recognized net actuarial losses	12,973	12,196	14,618
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	3,330
Interest cost	31,139	31,513	32,672
Expected return on plan assets	(43,361)	(30,862)	(25,543)
Amortization of prior service credit	0	0	44
Recognized net actuarial losses	11,314	8,745	13,794
Net periodic benefit (credit) cost	(908)	9,396	24,297
Settlement loss	0	4,229	0
Termination benefit cost	15,559	0	0
Curtailment loss (gain)	0	0	820
Total net periodic pension (benefit) cost	14,651	13,625	25,117
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	340
Interest cost	1,581	1,537	1,616
Expected return on plan assets	(1,803)	(1,614)	(1,239)
Amortization of prior service credit	0	0	(9)
Recognized net actuarial losses	591	397	869
Net periodic benefit (credit) cost	369	320	1,577
Settlement loss	0	0	0
Termination benefit cost	0	0	0
Curtailment loss (gain)	0	0	(340)
Total net periodic pension (benefit) cost	$ 369	$ 320	$ 1,237

Contributions To the Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 0
Benefit Restoration Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 50

Projected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 43,642
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	35,973
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	35,986
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	36,283
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	36,871
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	193,834
Benefit Restoration Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	1,414
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	1,543
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	1,670
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	1,896
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	2,000
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 11,079

Corporation Unfunded Postretirement Health Care Benefit Plan And The Related Amounts Recognized In The Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 333,287	$ 210,935	$ 127,786
Reconciliation Of Net Liabilities Abstract:
Accumulated other comprehensive loss at end of year	(333,287)	(210,935)	(127,786)
Postretirement Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	164,313	111,628
Service cost	2,016	1,727	2,195
Interest cost	8,543	6,434	8,105
Temporary Deviation Loss	437	86	0
Termination benefit cost	0	671	0
Benefits paid	(6,108)	(5,068)
Actuarial loss	11,788	48,835
Benefit obligation at end of year	180,989	164,313	111,628
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net prior service cost	(200)	(1,161)		(200)
Net loss	37,669	26,949
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	37,469	25,788	(25,268)
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(164,313)	(111,628)
Accumulated other comprehensive loss at beginning of year	25,788	(25,268)
Amount prepaid (accued) at beginning of year	(138,525)	(136,896)
Net periodic benefit credit (cost)	(10,666)	(5,940)
Contributions	6,108	5,068
Additional benefit cost	(437)	(757)
Amount prepaid (accrued) at end of year	(143,520)	(138,525)	(136,896)
Accumulated other comprehensive loss at end of year	(37,469)	(25,788)	25,268
Net liabilities at end of year	$ (180,989)	$ (164,313)	$ (111,628)

Postretirement Health Care Benefit Plan Liabilities (Detail) (Postretirement Benefit Plan, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	$ 6,939	$ 6,159
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	$ 174,050	$ 158,154

Changes In Accumulated Other Comprehensive Loss Income For Postretirement Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss at beginning of year	$ 210,935	$ 127,786
Recognized During Year [Abstract]
Prior service credit	961	1,046	486
Ocurring During Year [Abstract]
Accumulated other comprehensive loss at end of year	333,287	210,935	127,786
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss at beginning of year	25,788	(25,268)
Recognized During Year [Abstract]
Prior service credit	961	1,046	1,046
Actuarial losses	(1,068)	1,175	0
Ocurring During Year [Abstract]
Net actuarial losses	11,788	48,835
Total increase in AOCL	11,681	51,056
Accumulated other comprehensive loss at end of year	$ 37,469	$ 25,788	$ (25,268)

Postretirement Plan Expected To Be Recognized In AOCI (Detail) (Postretirement Benefit Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net prior service cost	$ (200)	$ (200)	$ (1,161)
Net loss	$ 2,161

Components of Net Periodic Postretirement Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension and Other Postretirement Benefits Disclosure [Line Items]
Amortization of prior service credit	$ (961)	$ (1,046)	$ (486)
Postretirement Benefit Plan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	2,016	1,727	2,195
Interest cost	8,543	6,434	8,105
Amortization of prior service credit	(961)	(1,046)	(1,046)
Recognized Net Actuarial Loss	1,068	(1,175)	0
Net periodic benefit (credit) cost	10,666	5,940	9,254
Temporary Deviation Loss	437	86	0
Termination benefit cost	0	671	0
Total net periodic pension (benefit) cost	$ 11,103	$ 6,697	$ 9,254

Discount Rate And Assumed Health Care Cost Trend Rates Used To Determined Benefit Obligation And Net Periodic Benefit Cost (Detail) (Postretirement Benefit Plan)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
To Determined Benefit Obligation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.40%	5.30%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2014
To Determined Benefit Obligation [Member] | Medical Advantage Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	25.00%	25.00%
To Determined Benefit Obligation [Member] | All Other Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	7.00%	6.50%
To Determined Net Periodic Benefit Cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.30%	5.90%	6.10%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2014	2014	2014
To Determined Net Periodic Benefit Cost [Member] | Medical Advantage Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	25.00%	7.00%	7.50%
To Determined Net Periodic Benefit Cost [Member] | All Other Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	6.50%	7.00%	7.50%

Effects Of Changes In Assumed Health Care Cost Trend Rates (Detail) (Postretirement Benefit Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 299
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(370)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	6,680
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (7,837)

Projected Benefit Payments To Postretirement Plan (Detail) (Postretirement Benefit Plan, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 7,438
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	7,472
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	7,666
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	7,872
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	8,185
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 46,871

Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Pensions And Benefit Restoration Plans [Member]	Dec. 31, 2010 Pensions And Benefit Restoration Plans [Member]	Dec. 31, 2011 Postretirement Benefit Plan	Dec. 31, 2012 Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total contribution expected to be paid for pension or postretirement benefit plan						$ 7,400,000
Number Of Employees Eligible For The Retirement Program	958
Retirement Program Benefit	one-year of their current base pay rate
Retired Employees for Voluntary Retirement Program	369
Defined Benefit Plan Pension And Restoration Plans Interest In Net Assets Of The Master Trust	91.00%	88.40%
Defined Benefit Plans, General Information			BPPR’s non-contributory, defined benefit retirement plan is currently closed to new hires and to employees who at December 31, 2005 were under 30 years of age or were credited with less than 10 years of benefit service. Effective May 1, 2009, the accrual of the benefits under the BPPR retirement plan (the “P.R. Plans”) were frozen to all participants. Pursuant to the amendment, the retirement plan participants will not receive any additional credit for compensation earned and service performed after April 30, 2009 for purposes of calculating benefits under the retirement plan. The retirement plan’s benefit formula is based on a percentage of average final compensation and years of service. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.		In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR. Certain employees who elected to retire as of February 1, 2012 under the voluntary retirement program were also eligible to receive postretirement health care benefits. During 2010, the Corporation amended the postretirement benefits as a result of the EVERTEC sale described in Note 25 to the consolidated financial statements. As a result of such amendment, the EVERTEC employees may become eligible for health care benefits provided they reach retirement age while working with the acquiring institution.
Fair Value Level 1 To Level 2 Transfers Amount			0	0
Fair Value Level 2 To Level 1 Transfers Amount			0	0
Defined Benefit Plan, Transfers Between Measurement Levels			$ 0	$ 0

Stock Options Outstanding (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	2,069,451	2,275,166	2,552,663	2,965,843
Weighted-Average Exercise Price of Options Outstanding	$ 20.78	$ 20.67	$ 20.64	$ 20.59
Options Exercisable (fully vested)	2,069,451	2,275,166	2,466,276
$14.39-$18.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	985,702
Weighted-Average Exercise Price of Options Outstanding	$ 15.85
Weighted-Average Remaining Life of Options Outstanding in Years	0.76
Options Exercisable (fully vested)	985,702
Weighted-Average Exercise Price of Options Exercisable	$ 15.85
$19.25-$27.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,083,749
Weighted-Average Exercise Price of Options Outstanding	$ 25.27
Weighted-Average Remaining Life of Options Outstanding in Years	2.51
Options Exercisable (fully vested)	1,083,749
Weighted-Average Exercise Price of Options Exercisable	$ 25.27
$14.39-$27.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	2,069,451
Weighted-Average Exercise Price of Options Outstanding	$ 20.78
Weighted-Average Remaining Life of Options Outstanding in Years	1.68
Options Exercisable (fully vested)	2,069,451
Weighted-Average Exercise Price of Options Exercisable	$ 20.78

Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options Outstanding
Outstanding at beginning of period	2,275,166	2,552,663	2,965,843
Granted	0	0	0
Exercised	0	0	0
Forfeited	0	0	(59,631)
Expired	(205,715)	(277,497)	(353,549)
Outstanding at end of period	2,069,451	2,275,166	2,552,663
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 20.67	$ 20.64	$ 20.59
Granted	$ 0	$ 0	$ 0
Exercised	$ 0	$ 0	$ 0
Forfeited	$ 0	$ 0	$ 26.42
Expired	$ 19.55	$ 20.43	$ 19.25
Outstanding at end of period	$ 20.78	$ 20.67	$ 20.64

Summary of Restricted Stock Activity Under the Incentive Plan for Members of Management (Detail) (Restricted Stock Units (RSUs), Management, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) | Management
Restricted Stock
Beginning Balance	1,131,736	138,512	248,339
Granted	1,559,463	1,525,416	0
Vested	(51,563)	(340,879)	(104,791)
Forfeited	(220,293)	(191,313)	(5,036)
Ending Balance	2,419,343	1,131,736	138,512
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 3.61	$ 23.62	$ 22.83
Granted	$ 3.24	$ 2.7	$ 0
Vested	$ 9	$ 7.87	$ 21.93
Forfeited	$ 4.2	$ 3.24	$ 19.95
Non-vested at end of period	$ 3.2	$ 3.61	$ 23.62

Summary of Restricted Stock Activity Under the Incentive Plan for Members fo the Board of Directors (Detail) (Restricted Stock Units (RSUs), Director, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) | Director
Restricted Stock
Beginning Balance	0	0	0
Granted	301,632	305,898	270,515
Vested	(301,632)	(305,898)	(270,515)
Forfeited	0	0	0
Ending Balance	0	0	0
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	$ 2.67	$ 2.95	$ 2.62
Vested	$ 2.67	$ 2.95	$ 2.62
Forfeited	$ 0	$ 0	$ 0
Non-vested at end of period	$ 0	$ 0	$ 0

Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management	$ 4,000,000
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management, period of recognition (in years)	1.9
Stock or Unit Option Plan Expense	0	0	202,000
Stock option, exercisable	2,069,451	2,275,166	2,466,276
Additional income tax expense	114,927,000	108,230,000	(8,302,000)
Employee Stock Option
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option, maximum option term (in years)	10 years
Stock-Based Compensation, vesting rights	all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement
Restricted Stock Units (RSUs) | T A R P Interim Final Rule [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-Based Compensation, vesting rights	The restricted shares granted consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule vest in two years from grant date
Restricted Stock Units (RSUs) | Management
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-Based Compensation, vesting rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service
Stock granted	1,559,463	1,525,416	0
Restricted stock expense	2,200,000	1,000,000	1,500,000
Incentive award, tax benefit	500,000	400,000	600,000
Fair Market Value of Restricted Stock	100,000
Additional income tax expense	400,000
Restricted Stock Units (RSUs) | Management | Share Vesting On Grant Date [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Fair Market Value of Restricted Stock	500,000
Restricted Stock Units (RSUs) | Management | T A R P Interim Final Rule [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock granted	1,110,454	1,305,035	0
Restricted Stock Units (RSUs) | Director
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock granted	301,632	305,898	270,515
Restricted stock expense	500,000	500,000	500,000
Incentive award, tax benefit	100,000	200,000	200,000
Fair Market Value of Restricted Stock	800,000
Performance Based Shares [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-Based Compensation, vesting rights	The performance shares are granted at the end of the three-year period and vest at grant date, except when the participant’s employment is terminated by the Corporation without cause. In such case, the participant would receive a pro-rata amount of shares calculated as if the Corporation would have met the performance goal for the performance period.
Stock granted	0	42,859	35,397
Incentive award, tax benefit	0	200,000	100,000
Performance share expense	0	500,000	600,000
Stock Option [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0	0	200,000
Incentive award, tax benefit	$ 0	$ 0	$ 92,000

Rental expense and commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due, Current	$ 41,054
Operating Leases, Future Minimum Payments, Due in Two Years	38,790
Operating Leases, Future Minimum Payments, Due in Three Years	37,189
Operating Leases, Future Minimum Payments, Due in Four Years	35,179
Operating Leases, Future Minimum Payments, Due in Five Years	30,921
Operating Leases, Future Minimum Payments, Due Thereafter	193,478
Operating Leases, Future Minimum Payments Due	$ 376,611

Rental expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 49.9	$ 60.7	$ 65.6

Components of ITE(B) - (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Tax Expense (Benefit) [Abstract]
Subtotal	$ 109,065	$ 120,357	$ 78,380
Deferred Income Tax Expense (Benefit) [Abstract]
Subtotal	5,862	(12,127)	(86,682)
Income tax (benefit) expense	114,927	108,230	(8,302)
PUERTO RICO
Current Income Tax Expense (Benefit) [Abstract]
Current Federal Tax Expense (Benefit)	107,343	119,729	75,368
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal Income Tax Expense (Benefit)	(99,636)	(510)	(54,747)
Adjustment for enacted changes in income tax laws	103,287	0	(12,351)
UNITED STATES
Current Income Tax Expense (Benefit) [Abstract]
Current Federal And States Tax Expense (Benefit)	1,722	628	3,012
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal And States Income Tax Expense (Benefit)	$ 2,211	$ (11,617)	$ (19,584)

Differences Between Income Tax Expense (Benefit) Applicable to Income Before Income Taxes and Amount Computed by Applying the Statutory Tax Rate in Puerto Rico (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Amount
Computed income tax at statutory rates	$ 1,100		$ (8,900)		$ (12,900)
Income tax (benefit) expense	114,927		108,230		(8,302)
PUERTO RICO
Amount
Computed income tax at statutory rates	79,876		100,586		(230,241)
Net benefit of net tax exempt interest income	(31,379)		(7,799)		(50,261)
Deferred tax asset valuation allowance	7,192		143,754		282,933
Non-deductible expenses	21,756		28,130		0
Difference in tax rates due to multiple jurisdictions	(8,555)		13,908		40,625
Adjustment for enacted changes in income tax laws	103,287		0		(12,351)
State taxes and others	(1,833)		(26,505)		(37,165)
% of pre-tax income
Computed income tax at statutory rates	30.00%		41.00%		41.00%
Net benefit of net tax exempt interest income	(12.00%)		(3.00%)		9.00%
Deferred tax asset valuation allowance	3.00%		59.00%		(50.00%)
Non-deductible expenses	8.00%		11.00%		0.00%
Difference in tax rates due to multiple jurisdictions	(3.00%)		6.00%		(7.00%)
Initial adjustment in deferred tax due to change in tax rate	39.00%		0.00%		2.00%
Income tax (benefit) expense	43.00%		44.00%		1.00%
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate [Member]
Amount
Income tax reconciliation, other deductions	(1,802)		(143,844)		(1,842)
% of pre-tax income
Income tax reconciliation, other deductions	(1.00%)		(59.00%)		0.00%
PUERTO RICO | Recognition Of Tax Benefits From Previous Years [Member]
Amount
Income tax reconciliation, other deductions	$ (53,615)	[1]		[1]		[1]
% of pre-tax income
Income tax reconciliation, other deductions	(20.00%)	[1]		[1]		[1]
PUERTO RICO | State Taxes And Others [Member]
% of pre-tax income
Income tax reconciliation, other deductions	(1.00%)		(11.00%)		6.00%

[1]	Due to ruling and closing agreement discussed below.

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Tax credits available for carryforward	$ 3,459	$ 5,833
Deferred Tax Asset Operating Loss Carryforwards And Other Carryforwards	1,174,488	1,222,717
Postretirement and pension benefits	104,663	131,508
Allowance for loan losses	605,105	426,180
Deferred Tax Assets Depreciation	5,527	7,108
Other temporary differences	27,341	26,063
Total gross deferred tax assets	1,943,478	1,846,267
Deferred tax liabilities:
Differences between the assigned values and the tax bases of assets and liabilities recognized in purchase business combinations	32,293	31,846
Difference in outside basis between financial and tax reporting on sale of a business	20,721	11,120
FDIC-assisted transaction	142,000	96,940
Unrealized net gain on trading and available-for-sale securities	73,991	52,186
Deferred loan origination costs	4,277	6,911
Other temporary differences	6,187	1,392
Total gross deferred tax liabilities	279,469	200,395
Valuation allowance	1,259,358	1,268,589
Net deferred tax asset	404,651	377,283
Loans
Deferred tax assets:
Deferred income	6,788	8,322
Gains (Losses) on Sales of Assets
Deferred tax assets:
Deferred income	11,763	13,056
Intercompany [Member]
Deferred tax assets:
Deferred income	$ 4,344	$ 5,480

Net Operating Loss Carryfowards (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 1,138,788
Expires 2013 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	1,447
Expires 2016 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	7,320
Expires 2017 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	8,542
Expires 2018 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	16,239
Expires 2019 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	230
Expires 2021 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	76
Expires 2022 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	971
Expires 2023 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	1,248
Expires 2027 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	65,165
Expires 2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	510,675
Expires 2029 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	195,014
Expires 2030 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	193,707
Expires 2031 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 138,154

Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	$ 26.3	$ 41.8
Addition for tax positions	3.7	4.4
Additions for tax positions taken in prior years	2.1	3.5
Reduction as a result of settlements	(6.6)	(14.3)
Reduction as a result of lapse of statute of limitations	(6)	(4.9)
Reduction for tax positions	0	(4.2)
Ending Balance	$ 19.5	$ 26.3

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Marginal Income Tax Rate	30.00%	39.00%	39.00%
Surtax Rate		5.00%	5.00%
Net deferred tax asset	$ 429,691,000	$ 388,466,000
Deferred tax liabilities	279,469,000	200,395,000
Income Tax Examination Minimum Likelihood Of Tax Benefits Being Realized Upon Ultimate Settlement	50.00%
Deferred tax assets, valuation allowance	1,259,358,000	1,268,589,000
Unrecognized tax benefits, accrued interest	5,500,000	6,100,000
Accrual for the payment of penalties	0	0
Total amount of unrecognized tax benefits, that if recognized, would affect effective tax rate	24,200,000	31,600,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	1,100,000	(8,900,000)	(12,900,000)
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities	11,000,000
Unrecognized Tax Benefits Current Interest On Income Taxes Accrued	300,000	900,000
Adjusted Marginal Income Tax Rate		40.95%	40.95%
Tax credits available for carryforward	3,459,000	5,833,000
Other liabilities
Income Taxes [Line Items]
Deferred tax liabilities	25,000,000	11,000,000
PUERTO RICO
Income Taxes [Line Items]
Payment to the Puerto Rico Treasury Department	89,400,000
Reduction in net deferred tax asset due to a reduction in the marginal corporate income tax rate	103,287,000	0	(12,351,000)
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	79,876,000	100,586,000	(230,241,000)
PUERTO RICO | Net [Member]
Income Taxes [Line Items]
Tax benefit related to the timing of loan charge-offs for tax purposes	53,600,000
PUERTO RICO | Gross [Member]
Income Taxes [Line Items]
Tax benefit related to the timing of loan charge-offs for tax purposes	143,000,000
Banco Popular Puerto Rico Qualified Pension Plan [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Other Tax Carryforwards	$ 35,700,000

Additional Disclosures on Cash Flow Information and Non-Cash Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Cash Flow, Supplemental [Line Items]
Income Taxes Paid, Net	$ 171,818		$ 41,052		$ 23,622
Interest Paid	517,980		682,943		801,475
Non-cash activities:
Transfers Of Loans To Other Real Estate Owned	229,064		183,901		146,043
Transfers Of Loans To Other Property	26,148		37,383		37,529
Total loans transferred to foreclosed assets	255,212		221,284		183,572
Transfers from loans held-in-portfolio to loans held-for-sale	121,225		1,020,889		33,072
Transfers from loans held-for-sale to loans held-in-portfolio	28,535		12,388		180,735
Noncash Transfer To Securities From Loans Resulting From Securitization	1,101,800	[1]	817,528	[1]	1,355,456	[1]
Write Downs Related To Loans Transferred To Loans Held For Sale	(1,101)		327,207		0
Securities sold but not yet delivered	69,535		23,055		29,988
Recognition of mortgage servicing rights on securitizations or asset transfers	19,971		15,326		23,795
Gain on retained interest (sale of Evertec)	0		93,970		0
Treasury Stock Retired Non Cash	0		0		207,139
Change In Par Value	0		0		0
Loans sold to a joint venture in exchange for an acquisition loan and an equity interest in the join venture	102,353		0		0
Conversion of preferred stock to common stock:
Preferred stock converted	0		(1,150,000)		0
Common stock issued	0		1,341,667		0
Trust Preferred Securities Exchanged For New Common Stock Issued [Abstract]
Trust Preferred Securities Exchanged	0		0		(397,911)
New common stock issued	0		0		317,652
Preferred Stock Exchanged For New Common Stock Issued [Abstract]
Preferred Stock Exchanged	0		0		(524,079)
New common stock issued	0		0		293,691
Preferred Stock Exchanged For New Trust Preferred Securities Issued [Abstract]
Exchange Of Preferred Stock For Trust Preferred Securities Issued	0		0		415,885
Preferred Stock
Preferred Stock Exchanged For New Trust Preferred Securities Issued [Abstract]
Exchange Of Preferred Stock For Trust Preferred Securities Issued	0		0		901,165
Surplus
Non-cash activities:
Change In Par Value					1,689,389	[2]
Trust Preferred Securities Exchanged For New Common Stock Issued [Abstract]
New common stock issued					$ 315,794

[1]	Includes loans securitized into trading securities and subsequently sold before year end.
[2]	Change in par value from $6.00 to $0.01 (not in thousands).

Supplemental Disclosure on the Consolidated Statements of Cash Flows - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Cash Flow, Supplemental [Line Items]
Cash received from acquisition	$ (855)	$ 261,311	$ 0

Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income	$ 1,431,992	$ 1,294,865	$ 1,101,253
Provision for loan losses	575,720	1,011,880	1,405,807
Non-interest income	560,277	1,288,193	896,501
Amortization of intangibles	9,654	9,173	9,482
Depreciation expense	46,446	58,861	64,451
Loss on early extinguishment of debt	8,693	38,787	(78,300)
Other operating expenses	1,085,504	1,218,726	1,158,563
Income tax (benefit) expense	114,927	108,230	(8,302)
Net (loss) income	151,325	137,401	(573,919)
Segment assets	37,348,432	38,814,998	34,736,325
Segment, Continuing Operations [Member]
Segment Reporting Information [Line Items]
Net (loss) income			(553,947)
Banco Popular De Puerto Rico [Member]
Segment Reporting Information [Line Items]
Net interest income	1,240,700	1,095,932	866,589
Provision for loan losses	487,238	609,630	623,532
Non-interest income	488,459	448,301	666,779
Amortization of intangibles	6,933	5,449	5,031
Depreciation expense	37,180	38,364	37,680
Loss on early extinguishment of debt	693	1,171	1,959
Other operating expenses	845,821	815,947	708,207
Income tax (benefit) expense	119,819	27,120	(1,308)
Net (loss) income	231,475	46,552	158,267
Segment assets	28,423,064	29,429,358	23,611,755
Banco Popular De Puerto Rico [Member] | Commercial Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	501,946	443,242	299,668
Provision for loan losses	356,905	464,214	427,501
Non-interest income	173,764	133,674	159,242
Amortization of intangibles	103	558	162
Depreciation expense	16,928	16,760	16,187
Loss on early extinguishment of debt	693	1,171	1,959
Other operating expenses	257,830	272,755	211,933
Income tax (benefit) expense	38,332	(68,791)	(105,470)
Net (loss) income	4,919	(109,751)	(93,362)
Segment assets	13,643,862	15,625,030	9,679,767
Banco Popular De Puerto Rico [Member] | Consumer And Retail Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	727,050	643,076	554,677
Provision for loan losses	130,333	145,416	196,031
Non-interest income	209,100	211,242	407,527
Amortization of intangibles	6,175	4,313	4,177
Depreciation expense	19,297	20,464	20,237
Loss on early extinguishment of debt	0	0	0
Other operating expenses	523,423	477,859	434,337
Income tax (benefit) expense	67,678	79,206	87,281
Net (loss) income	189,244	127,060	220,141
Segment assets	20,035,526	21,483,403	17,285,538
Banco Popular De Puerto Rico [Member] | Other Services [Member]
Segment Reporting Information [Line Items]
Net interest income	11,600	9,392	11,716
Provision for loan losses	0	0	0
Non-interest income	105,632	103,552	100,698
Amortization of intangibles	655	578	692
Depreciation expense	955	1,140	1,256
Loss on early extinguishment of debt	0	0	0
Other operating expenses	64,759	65,619	62,211
Income tax (benefit) expense	13,707	16,575	16,831
Net (loss) income	37,156	29,032	31,424
Segment assets	1,225,247	462,771	467,645
Banco Popular De Puerto Rico [Member] | Elimination
Segment Reporting Information [Line Items]
Net interest income	104	222	528
Provision for loan losses	0	0	0
Non-interest income	(37)	(167)	(688)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	(191)	(286)	(274)
Income tax (benefit) expense	102	130	50
Net (loss) income	156	211	64
Segment assets	(6,481,571)	(8,141,846)	(3,821,195)
Banco Popular North America [Member]
Segment Reporting Information [Line Items]
Net interest income	295,602	309,985	315,469
Provision for loan losses	88,482	402,250	782,275
Non-interest income	74,896	54,570	30,231
Amortization of intangibles	2,721	3,181	3,641
Depreciation expense	7,665	9,109	10,811
Loss on early extinguishment of debt	0	21,866	0
Other operating expenses	237,967	264,110	299,726
Income tax (benefit) expense	3,745	4,318	(24,896)
Net (loss) income	29,918	(340,279)	(725,857)
Segment assets	8,581,209	8,973,984	10,846,748
Banco Popular North America [Member] | Elimination
Segment Reporting Information [Line Items]
Net interest income	0	(56)	1,176
Provision for loan losses	0	0	0
Non-interest income	0	0	(122)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0	0
Other operating expenses	0	0	3
Income tax (benefit) expense	0	0	0
Net (loss) income	0	(56)	1,051
Segment assets	(1,126,734)	(1,149,049)	(1,192,338)
Banco Popular North America [Member] | Popular Community Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	294,224	305,893	303,700
Provision for loan losses	61,753	400,077	641,668
Non-interest income	69,269	73,032	70,059
Amortization of intangibles	2,721	3,181	3,641
Depreciation expense	7,665	8,539	9,627
Loss on early extinguishment of debt		21,866	0
Other operating expenses	229,998	256,855	283,113
Income tax (benefit) expense	3,745	1,589	(7,665)
Net (loss) income	57,611	(313,182)	(556,625)
Segment assets	9,289,507	9,632,188	11,478,201
Banco Popular North America [Member] | E Loan Inc [Member]
Segment Reporting Information [Line Items]
Net interest income	1,378	4,148	10,593
Provision for loan losses	26,729	2,173	140,607
Non-interest income	5,627	(18,462)	(39,706)
Amortization of intangibles	0	0	0
Depreciation expense	0	570	1,184
Loss on early extinguishment of debt		0	0
Other operating expenses	7,969	7,255	16,610
Income tax (benefit) expense	0	2,729	(17,231)
Net (loss) income	(27,693)	(27,041)	(170,283)
Segment assets	418,436	490,845	560,885
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Provision for loan losses	0	0	0
Non-interest income	0	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	(22)
Loss on early extinguishment of debt	0	0	0
Other operating expenses	0	0	(3)
Income tax (benefit) expense	0	0	11
Net (loss) income	0	0	14
Segment assets	(26,447)	(28,662)	(40,150)
Reportable Segment
Segment Reporting Information [Line Items]
Net interest income	1,536,302	1,405,917	1,182,058
Provision for loan losses	575,720	1,011,880	1,405,807
Non-interest income	563,355	502,871	697,010
Amortization of intangibles	9,654	8,630	8,672
Depreciation expense	44,845	47,473	48,469
Loss on early extinguishment of debt	693	23,037	1,959
Other operating expenses	1,083,788	1,080,057	1,007,930
Income tax (benefit) expense	123,564	31,438	(26,193)
Net (loss) income	261,393	(293,727)	(567,576)
Segment assets	36,977,826	38,374,680	34,418,353
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(105,267)	(111,747)	(81,817)
Provision for loan losses	0	0	0
Non-interest income	66,473	912,555	337,182
Amortization of intangibles	0	543	810
Depreciation expense	1,601	11,388	15,982
Loss on early extinguishment of debt	8,000	15,750	(78,337)
Other operating expenses	71,586	263,270	281,938
Income tax (benefit) expense	(9,145)	76,995	17,295
Net (loss) income	(110,836)	432,862	17,677
Segment assets	5,348,638	5,583,501	5,546,045
Elimination
Segment Reporting Information [Line Items]
Net interest income	957	695	1,012
Provision for loan losses	0	0	0
Non-interest income	(69,551)	(127,233)	(137,691)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	(1,922)
Other operating expenses	(69,870)	(124,601)	(131,305)
Income tax (benefit) expense	508	(203)	596
Net (loss) income	768	(1,734)	(4,048)
Segment assets	$ (4,978,032)	$ (5,143,183)	$ (5,228,073)

Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net Revenue	$ 1,992,269	[1]	$ 2,583,058	[1]	$ 1,997,754	[1]
PUERTO RICO
Segment Reporting Information [Line Items]
Net Revenue	1,551,518	[1]	2,138,629	[1]	1,566,081	[1]
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	347,460	[1]	339,664	[1]	306,667	[1]
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 93,291	[1]	$ 104,765	[1]	$ 125,006	[1]

[1]	Total revenues include net interest income, service charges on deposit accounts, other service fees, net gain on sale and valuation adjustments of investment securities, trading account profit, net gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share income, fair value change in equity appreciation instrument, gain on sale of processing and technology business and other operating income

Selected Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Total assets	$ 37,348,432		$ 38,814,998		$ 34,736,325
Deposits	27,942,127		26,762,200
PUERTO RICO
Segment Reporting Information [Line Items]
Total assets	27,410,644		28,556,279		22,480,832
Loans	18,594,751		18,729,654		14,176,793
Deposits	20,696,606		19,149,753		16,634,123
UNITED STATES
Segment Reporting Information [Line Items]
Total assets	8,708,709		9,087,737		11,033,114
Loans	5,845,359		6,978,007		8,825,559
Deposits	6,151,959		6,566,710		8,242,604
Other
Segment Reporting Information [Line Items]
Total assets	1,229,079		1,170,982		1,222,379
Loans	874,282		751,194		801,557
Deposits	$ 1,093,562	[1]	$ 1,045,737	[1]	$ 1,048,167	[1]

[1]	Represents deposits from BPPR operations located in the US and British Virgin Islands.

Segment Reporting - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010 E V E R T E C Inc [Member]
Segment Reporting Disclosure [Line Items]
Percentage Of Ownership Interests Sold				51.00%
Operating expenses, write-off of investment	$ 4,255	$ 0	$ 0

Subsequent Events- Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Subsequent Events [Line Items]
Subsequent Event, Amount	$ 0	$ 0

Statements of Condition Popular, Inc. (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets [Abstract]
Cash and due from banks	$ 535,282,000	$ 452,373,000	$ 677,330,000	$ 784,987,000
Money market investments	1,376,174,000	979,295,000
Investment securities available-for-sale, at fair value	5,009,823,000	5,236,852,000	6,694,714,000
Investment securities held-to-maturity, at amortized cost	125,383,000	122,354,000	212,962,000
Other investment securities, at lower of cost or realizable value	179,880,000	163,513,000
Allowance for loan losses	815,308,000	793,225,000
Premises and equipment, net	538,486,000	545,453,000
Investment in equity investees	313,152,000	299,185,000
Total assets	37,348,432,000	38,814,998,000	34,736,325,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Other short-term borrowings	296,200,000	364,222,000
Notes Payable	1,856,372,000	4,170,183,000
Other liabilities	1,193,883,000	1,305,312,000
Total stockholders' equity	3,918,753,000	3,800,531,000	2,538,817,000	3,268,364,000
Total liabilities and stockholders' equity	37,348,432,000	38,814,998,000
Popular, Inc. Holding Co.
Assets [Abstract]
Cash and due from banks	6,365,000	1,638,000	1,174,000	2,000
Money market investments	42,239,000	1,000
Investment securities available-for-sale, at fair value	35,700,000	35,263,000
Investment securities held-to-maturity, at amortized cost	185,000,000	210,872,000
Other investment securities, at lower of cost or realizable value	10,850,000	10,850,000
Investments In Bppr And Subsidiaries At Equity	2,626,951,000	2,521,684,000
Investments In Popular International Bank And Subsidiaries At Equity	1,241,170,000	1,193,413,000
Investments In Other Subsidiaries At Equity	119,166,000	121,161,000
Advances To Subsidiaries	193,900,000	412,200,000
Loans to affiliate	53,214,000	61,460,000
Loans Gross Carrying Amount Excluding Loans To Subsidiaries And Affiliates	2,501,000	2,422,000
Allowance for loan losses	8,000	60,000
Premises and equipment, net	2,533,000	2,830,000
Investment in equity investees	195,193,000	181,009,000
Other Assets Holding Company Only	24,750,000	67,264,000
Total assets	4,739,524,000	4,822,007,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Other short-term borrowings	0	0
Notes Payable	760,849,000	835,793,000
Other liabilities	59,922,000	185,683,000
Total stockholders' equity	3,918,753,000	3,800,531,000
Total liabilities and stockholders' equity	$ 4,739,524,000	$ 4,822,007,000

Statements of Condition Popular, Inc. (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Held To Maturity Securities Intercompany	$ 185,000	$ 185,000

Statements of Operations Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues [Abstract]
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Interest on money market	3,596	5,384	8,570
Losses (earnings) from investments under equity method	33,769	9,863	17,695
Revenue from Investment Securities	203,941	238,210	291,988
Gain on sale of processing and technology business	0	640,802	0
Sale and valuation adjustments of investment securities	10,844	3,992	219,546
Expenses [Abstract]
Interest expense	505,509	653,381	753,744
Provision for Loan and Lease Losses	575,720	1,011,880	1,405,807
Loss on early extinguishment of debt	8,693	38,787	(78,300)
Income (loss) before income tax	266,252	245,631	(562,249)
Income tax expense	114,927	108,230	(8,302)
(Loss) income before equity in earnings (losses) of subsidiaries	151,325	137,401	(553,947)
Equity in undistributed earnings (losses) of subsidiaries	0	0
Net (loss) income	151,325	137,401	(573,919)
Segment, Continuing Operations [Member]
Expenses [Abstract]
Equity in undistributed earnings (losses) of subsidiaries			0
Net (loss) income			(553,947)
Popular, Inc. Holding Co.
Revenues [Abstract]
Dividend income from subsidiaries	20,000	168,100	160,625
Interest on money market	8	55	109
Losses (earnings) from investments under equity method	14,186	3,402	692
Revenue from Investment Securities	16,224	23,579	37,120
Gain on sale of processing and technology business		640,802
Other Operating Income Holding Company Only	8,959	(120)	0
Sale and valuation adjustments of investment securities	0	0	3,008
Interest On Advances To Subsidiaries	4,847	5,739	8,133
Interest On Loans To Affiliates	3,831	1,738	888
Interest On Loans Excluding Interest On Loans To Subsidiaries And Affiliates	235	150	127
Revenues	68,290	843,445	210,702
Expenses [Abstract]
Interest expense	94,615	111,809	74,980
Provision for Loan and Lease Losses	0	0	0
Loss on early extinguishment of debt	8,000	15,750	(26,439)
Operating expenses	1,066	35,923	7,018
Total Expenses	103,681	163,482	55,559
Income (loss) before income tax	(35,391)	679,963	155,143
Income tax expense	2,786	80,444	(891)
(Loss) income before equity in earnings (losses) of subsidiaries	(38,177)	599,519	156,034
Equity in undistributed earnings (losses) of subsidiaries	189,502	(462,118)	(729,953)
Net (loss) income	151,325	137,401	(573,919)
Popular, Inc. Holding Co. | Segment, Continuing Operations [Member]
Expenses [Abstract]
Equity in undistributed earnings (losses) of subsidiaries			(709,981)
Net (loss) income			$ (553,947)

Statements of Cash Flow Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 151,325	$ 137,401	$ (573,919)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries		0
Net (accretion of discounts) amortization of premiums and deferred fees	(113,046)	(254,879)	71,534
Losses (earnings) from investments under equity method	(33,769)	(9,863)	(17,695)
Stock or Unit Option Plan Expense	0	0	202
Deferred income taxes	5,862	(12,127)	(86,682)
Loss Gain [Abstract]
Gains Losses On Penalties Paid On Cancellation Of Debt	693	1,171	(78,300)
Sale and valuation adjustments of investment securities	(10,844)	(3,992)	(219,546)
Sale of equity method investment	(16,907)	0	0
Sale of processing and technology business, net of transaction costs	0	(616,186)	0
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(12,471)	(29,562)	(47,695)
Other liabilities	(88,327)	(13,484)	16,837
Total adjustments	525,348	25,758	1,202,822
Net cash (used in) provided by operating activities	676,673	163,159	628,903
Cash flows from investing activities:
Change In Money Market Investments	(396,879)	119,741	(208,143)
Purchases of investment securities:
Available-for-sale	(1,357,080)	(764,042)	(4,193,290)
Held-to-maturity	(74,538)	(97,188)	(59,562)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,360,386	1,865,879	1,631,607
Held-to-maturity	67,236	188,129	141,566
Proceeds from sale of investment securities available for sale	262,443	397,086	3,825,313
Capital Contribution Subsidiaries		0
Net proceeds from sale of equity method investments	31,503	0	0
Net proceeds from sale of processing and technology business	0	642,322	0
Acquisition of premises and equipment	(50,043)	(66,855)	(69,640)
Proceeds From Sale [Abstract]
Premises and equipment	14,939	14,460	40,243
Foreclosed assets	198,490	141,236	149,947
Net cash (used in) provided by investing activities	899,193	4,077,134	2,654,401
Net Increase Decrease In [Abstract]
Federal funds purchased and assets sold under agreements to repurchase	(271,453)	(220,240)	(918,818)
Other short-term borrowings	(68,022)	356,896	2,392
Payments of notes payable	(2,769,477)	(4,260,578)	(813,077)
Proceeds from issuance of notes payable	432,568	111,101	60,675
Proceeds from issuance of common stock	7,690	153	0
Net proceeds from issuance of depository shares	0	1,101,773	0
Dividends paid	(3,723)	(310)	(71,438)
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities	0	0	(25,080)
Treasury stock acquired	(483)	(559)	(17)
Return of capital		0	0
Net cash (used in) provided by financing activities	(1,492,957)	(4,465,250)	(3,390,961)
Net (decrease) increase in cash and due from banks	82,909	(224,957)	(107,657)
Cash and due from banks at beginning of period	452,373	677,330	784,987
Cash and due from banks at end of period	535,282	452,373	677,330
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net income (loss)	151,325	137,401	(573,919)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(189,502)	462,118	729,953
Net (accretion of discounts) amortization of premiums and deferred fees	25,042	21,282	7,100
Losses (earnings) from investments under equity method	(14,186)	(3,402)	(692)
Stock or Unit Option Plan Expense			91
Deferred income taxes	13,965	8,831	(1,850)
Loss Gain [Abstract]
Gains Losses On Penalties Paid On Cancellation Of Debt	0	0	(26,439)
Sale and valuation adjustments of investment securities	0	0	(3,008)
Sale of equity method investment	(5,493)
Sale of processing and technology business, net of transaction costs		(616,186)	0
Increase (Decrease) in Operating Assets [Abstract]
Other assets	7,563	7,263	22,774
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(3,467)	(528)	6,455
Other liabilities	(84,434)	42,578	(1,797)
Total adjustments	(250,512)	(78,044)	732,587
Net cash (used in) provided by operating activities	(99,187)	59,357	158,668
Cash flows from investing activities:
Change In Money Market Investments	(42,237)	49	89,643
Purchases of investment securities:
Available-for-sale	0	(35,000)	(249,603)
Held-to-maturity	(37,093)	(52,796)	(51,539)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	14,226
Held-to-maturity	62,980	297,747	27,318
Proceeds from sale of investment securities available for sale	0	0	426,666
Capital Contribution Subsidiaries	0	(1,345,000)	(940,000)
Transfer os shares of a subsidiary	0	0	(42,971)
Net Change In Advances To Subsidiaries And Affiliates	226,546	(366,394)	714,000
Net (disbursements) repayments on loans	(131)	(56)	3,578
Net proceeds from sale of equity method investments	(10,690)
Net proceeds from sale of processing and technology business		617,976	0
Acquisition of premises and equipment	(594)	(890)	(310)
Proceeds From Sale [Abstract]
Premises and equipment	135	183	14,943
Foreclosed assets	0	74	47
Net cash (used in) provided by investing activities	198,916	(884,107)	5,998
Net Increase Decrease In [Abstract]
Federal funds purchased and assets sold under agreements to repurchase	0	0	(44,471)
Other short-term borrowings	0	(24,225)	(18,544)
Payments of notes payable	(100,000)	(250,000)	0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock	7,690	153	0
Net proceeds from issuance of depository shares	0	1,100,155	0
Dividends paid	(3,723)	(310)	(71,438)
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			(29,024)
Treasury stock acquired	(483)	(559)	(17)
Return of capital	1,514	0	0
Net cash (used in) provided by financing activities	(95,002)	825,214	(163,494)
Net (decrease) increase in cash and due from banks	4,727	464	1,172
Cash and due from banks at beginning of period	1,638	1,174	2
Cash and due from banks at end of period	$ 6,365	$ 1,638	$ 1,174

Notes Payable by Contractual Maturities - Popular Inc. (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Line Items]
Notes Payable	$ 1,856,372	$ 4,170,183
Popular, Inc. Holding Co.
Debt Disclosure [Line Items]
Notes Payable	760,849	835,793
Notes Payable [Member]
Debt Disclosure [Line Items]
Debt With No Stated Maturity	936,000
Subtotal	2,322,335
Less: Discount	465,963
Notes Payable [Member] | Popular, Inc. Holding Co.
Debt Disclosure [Line Items]
2012
2013	0
2014
2015
2016
Later years	290,812
Debt With No Stated Maturity	936,000
Subtotal	1,226,812
Less: Discount	(465,963)
Notes Payable	$ 760,849

Popular, Inc. Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Banco Popular De Puerto Rico [Member]
Condensed Financial Statements, Captions [Line Items]
Approximate dividend that could have been declared upon approval by the Federal Reserve Board	$ 243	$ 78
Banco Popular De Puerto Rico [Member] | Popular, Inc. Holding Co.
Condensed Financial Statements, Captions [Line Items]
Approximate dividend that could have been declared upon approval by the Federal Reserve Board	237	78
Bpna [Member]
Condensed Financial Statements, Captions [Line Items]
Approximate dividend that could have been declared upon approval by the Federal Reserve Board	0	0
Bpna [Member] | Popular, Inc. Holding Co.
Condensed Financial Statements, Captions [Line Items]
Approximate dividend that could have been declared upon approval by the Federal Reserve Board	$ 0	$ 0

Condensed Consolidating Financial Information of Guarantor and Issuers of Registered Guaranteed Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Banco Popular De Puerto Rico [Member]
Condensed Financial Statements, Captions [Line Items]
Approximate dividend that could have been declared upon approval by the Federal Reserve Board	$ 243	$ 78
Bpna [Member]
Condensed Financial Statements, Captions [Line Items]
Approximate dividend that could have been declared upon approval by the Federal Reserve Board	$ 0	$ 0

Condensed Consolidating Statement of Condition (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and due from banks	$ 535,282,000	$ 452,373,000	$ 677,330,000	$ 784,987,000
Money market investments	1,376,174,000	979,295,000
Trading account securities, at fair value	436,331,000	546,713,000
Investment securities available-for-sale, at fair value	5,009,823,000	5,236,852,000	6,694,714,000
Investment securities held-to-maturity, at amortized cost	125,383,000	122,354,000	212,962,000
Other investment securities, at lower of cost or realizable value	179,880,000	163,513,000
Investment in subsidiaries	0	0
Loans held-for-sale, at lower of cost or fair value	363,093,000	893,938,000
Loans held-in-portfolio:
Less- Unearned Income	100,596,000	106,241,000
Allowance for loan losses	815,308,000	793,225,000
Total loans held-in-portfolio, net	24,135,991,000	24,771,692,000
FDIC loss share asset	1,915,128,000	2,410,219,000	0
Premises and equipment, net	538,486,000	545,453,000
Accrued income receivable	125,209,000	150,658,000
Mortgage servicing assets, at fair value	151,323,000	166,907,000	169,747,000
Other assets	1,462,393,000	1,449,887,000
Goodwill	648,350,000	647,387,000	604,349,000
Other intangible assets	63,954,000	58,696,000
Total assets	37,348,432,000	38,814,998,000	34,736,325,000
Deposits:
Non-interest bearing	5,655,474,000	4,939,321,000
Interest bearing	22,286,653,000	21,822,879,000
Total deposits	27,942,127,000	26,762,200,000
Securities Sold under Agreements to Repurchase	2,141,097,000	2,412,550,000	2,632,790,000
Other short-term borrowings	296,200,000	364,222,000
Notes Payable	1,856,372,000	4,170,183,000
Subordinated notes	0	0
Other liabilities	1,193,883,000	1,305,312,000
Total liabilities	33,429,679,000	35,014,467,000
Stockholders' equity:
Preferred stock	50,160,000	50,160,000
Common stock	10,263,000	10,229,000
Surplus	4,114,661,000	4,094,005,000
Accumulated deficit	(212,726,000)	(347,328,000)
Treasury stock	(1,057,000)	(574,000)
Accumulated other comprehensive (loss) income, net of tax	(42,548,000)	(5,961,000)	(29,209,000)
Total stockholders' equity	3,918,753,000	3,800,531,000	2,538,817,000	3,268,364,000
Total liabilities and stockholders' equity	37,348,432,000	38,814,998,000
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	20,703,192,000	20,834,276,000
Other real estate	172,497,000	161,496,000
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	4,348,703,000	4,836,882,000
Other real estate	109,135,000	57,565,000
Popular, Inc. Holding Co.
Assets
Cash and due from banks	6,365,000	1,638,000	1,174,000	2,000
Money market investments	42,239,000	1,000
Trading account securities, at fair value	0	0
Investment securities available-for-sale, at fair value	35,700,000	35,263,000
Investment securities held-to-maturity, at amortized cost	185,000,000	210,872,000
Other investment securities, at lower of cost or realizable value	10,850,000	10,850,000
Investment in subsidiaries	3,987,287,000	3,836,258,000
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Less- Unearned Income	0	0
Allowance for loan losses	8,000	60,000
Total loans held-in-portfolio, net	249,607,000	476,022,000
FDIC loss share asset	0	0
Premises and equipment, net	2,533,000	2,830,000
Accrued income receivable	1,512,000	1,510,000
Mortgage servicing assets, at fair value	0	0
Other assets	217,877,000	246,209,000
Goodwill	0	0
Other intangible assets	554,000	554,000
Total assets	4,739,524,000	4,822,007,000
Deposits:
Non-interest bearing	0	0
Interest bearing	0	0
Total deposits	0	0
Securities Sold under Agreements to Repurchase	0	0
Other short-term borrowings	0	0
Notes Payable	760,849,000	835,793,000
Subordinated notes	0	0
Other liabilities	59,922,000	185,683,000
Total liabilities	820,771,000	1,021,476,000
Stockholders' equity:
Preferred stock	50,160,000	50,160,000
Common stock	10,263,000	10,229,000
Surplus	4,106,134,000	4,085,478,000
Accumulated deficit	(204,199,000)	(338,801,000)
Treasury stock	(1,057,000)	(574,000)
Accumulated other comprehensive (loss) income, net of tax	(42,548,000)	(5,961,000)
Total stockholders' equity	3,918,753,000	3,800,531,000
Total liabilities and stockholders' equity	4,739,524,000	4,822,007,000
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	249,615,000	476,082,000
Other real estate	0	0
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Other real estate	0	0
PIBI Holding Co.
Assets
Cash and due from banks	391,000	618,000	300,000	89,000
Money market investments	15,456,000	7,512,000
Trading account securities, at fair value	0	0
Investment securities available-for-sale, at fair value	3,370,000	3,863,000
Investment securities held-to-maturity, at amortized cost	1,000,000	1,000,000
Other investment securities, at lower of cost or realizable value	1,000	1,000
Investment in subsidiaries	1,147,617,000	1,096,907,000
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Less- Unearned Income	0	0
Allowance for loan losses	0	0
Total loans held-in-portfolio, net	0	1,285,000
FDIC loss share asset	0	0
Premises and equipment, net	0	0
Accrued income receivable	15,000	33,000
Mortgage servicing assets, at fair value	0	0
Other assets	78,221,000	86,116,000
Goodwill	0	0
Other intangible assets	0	0
Total assets	1,246,071,000	1,197,335,000
Deposits:
Non-interest bearing	0	0
Interest bearing	0	0
Total deposits	0	0
Securities Sold under Agreements to Repurchase	0	0
Other short-term borrowings	0	0
Notes Payable	0	0
Subordinated notes	0	0
Other liabilities	4,901,000	3,921,000
Total liabilities	4,901,000	3,921,000
Stockholders' equity:
Preferred stock	0	0
Common stock	4,066,000	4,066,000
Surplus	4,092,743,000	4,158,157,000
Accumulated deficit	(2,883,705,000)	(2,958,347,000)
Treasury stock	0	0
Accumulated other comprehensive (loss) income, net of tax	28,066,000	(10,462,000)
Total stockholders' equity	1,241,170,000	1,193,414,000
Total liabilities and stockholders' equity	1,246,071,000	1,197,335,000
PIBI Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	1,285,000
Other real estate	0	0
PIBI Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Other real estate	0	0
PNA Holding Co.
Assets
Cash and due from banks	932,000	1,576,000	738,000	7,668,000
Money market investments	552,000	261,000
Trading account securities, at fair value	0	0
Investment securities available-for-sale, at fair value	0	0
Investment securities held-to-maturity, at amortized cost	0	0
Other investment securities, at lower of cost or realizable value	4,492,000	4,492,000
Investment in subsidiaries	1,627,313,000	1,578,986,000
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Less- Unearned Income	0	0
Allowance for loan losses	0	0
Total loans held-in-portfolio, net	0	0
FDIC loss share asset	0	0
Premises and equipment, net	118,000	122,000
Accrued income receivable	113,000	111,000
Mortgage servicing assets, at fair value	0	0
Other assets	13,222,000	15,105,000
Goodwill	0	0
Other intangible assets	0	0
Total assets	1,646,742,000	1,600,653,000
Deposits:
Non-interest bearing	0	0
Interest bearing	0	0
Total deposits	0	0
Securities Sold under Agreements to Repurchase	0	0
Other short-term borrowings	30,500,000	32,500,000
Notes Payable	427,297,000	430,121,000
Subordinated notes	0	0
Other liabilities	42,269,000	47,169,000
Total liabilities	500,066,000	509,790,000
Stockholders' equity:
Preferred stock	0	0
Common stock	2,000	2,000
Surplus	4,103,208,000	4,066,208,000
Accumulated deficit	(3,013,481,000)	(3,000,682,000)
Treasury stock	0	0
Accumulated other comprehensive (loss) income, net of tax	56,947,000	25,335,000
Total stockholders' equity	1,146,676,000	1,090,863,000
Total liabilities and stockholders' equity	1,646,742,000	1,600,653,000
PNA Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Other real estate	0	0
PNA Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Other real estate	0	0
Other Subsidiaries [Member]
Assets
Cash and due from banks	534,796,000	451,723,000	677,606,000	777,994,000
Money market investments	1,357,890,000	979,232,000
Trading account securities, at fair value	436,331,000	546,713,000
Investment securities available-for-sale, at fair value	4,988,390,000	5,216,013,000
Investment securities held-to-maturity, at amortized cost	124,383,000	95,482,000
Other investment securities, at lower of cost or realizable value	164,537,000	148,170,000
Investment in subsidiaries	0	0
Loans held-for-sale, at lower of cost or fair value	363,093,000	893,938,000
Loans held-in-portfolio:
Less- Unearned Income	100,596,000	106,241,000
Allowance for loan losses	815,300,000	793,165,000
Total loans held-in-portfolio, net	24,106,359,000	24,736,352,000
FDIC loss share asset	1,915,128,000	2,410,219,000
Premises and equipment, net	535,835,000	542,501,000
Accrued income receivable	123,858,000	149,101,000
Mortgage servicing assets, at fair value	151,323,000	166,907,000
Other assets	1,183,103,000	1,127,870,000
Goodwill	648,350,000	647,387,000
Other intangible assets	63,400,000	58,142,000
Total assets	36,978,408,000	38,388,811,000
Deposits:
Non-interest bearing	5,689,034,000	4,961,417,000
Interest bearing	22,302,798,000	21,830,669,000
Total deposits	27,991,832,000	26,792,086,000
Securities Sold under Agreements to Repurchase	2,165,157,000	2,412,550,000
Other short-term borrowings	459,600,000	743,922,000
Notes Payable	668,226,000	2,905,554,000
Subordinated notes	185,000,000	185,000,000
Other liabilities	1,133,815,000	1,120,650,000
Total liabilities	32,603,630,000	34,159,762,000
Stockholders' equity:
Preferred stock	0	0
Common stock	51,564,000	51,633,000
Surplus	5,870,287,000	5,862,091,000
Accumulated deficit	(1,532,810,000)	(1,714,659,000)
Treasury stock	0	0
Accumulated other comprehensive (loss) income, net of tax	(14,263,000)	29,984,000
Total stockholders' equity	4,374,778,000	4,229,049,000
Total liabilities and stockholders' equity	36,978,408,000	38,388,811,000
Other Subsidiaries [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	20,673,552,000	20,798,876,000
Other real estate	172,497,000	161,496,000
Other Subsidiaries [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	4,348,703,000	4,836,882,000
Other real estate	109,135,000	57,565,000
Elimination
Assets
Cash and due from banks	(7,202,000)	(3,182,000)	(2,488,000)	(766,000)
Money market investments	(39,963,000)	(7,711,000)
Trading account securities, at fair value	0	0
Investment securities available-for-sale, at fair value	(17,637,000)	(18,287,000)
Investment securities held-to-maturity, at amortized cost	(185,000,000)	(185,000,000)
Other investment securities, at lower of cost or realizable value	0	0
Investment in subsidiaries	(6,762,217,000)	(6,512,151,000)
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Less- Unearned Income	0	0
Allowance for loan losses	0	0
Total loans held-in-portfolio, net	(219,975,000)	(441,967,000)
FDIC loss share asset	0	0
Premises and equipment, net	0	0
Accrued income receivable	(289,000)	(97,000)
Mortgage servicing assets, at fair value	0	0
Other assets	(30,030,000)	(25,413,000)
Goodwill	0	0
Other intangible assets	0	0
Total assets	(7,262,313,000)	(7,193,808,000)
Deposits:
Non-interest bearing	(33,560,000)	(22,096,000)
Interest bearing	(16,145,000)	(7,790,000)
Total deposits	(49,705,000)	(29,886,000)
Securities Sold under Agreements to Repurchase	(24,060,000)	0
Other short-term borrowings	(193,900,000)	(412,200,000)
Notes Payable	0	(1,285,000)
Subordinated notes	(185,000,000)	(185,000,000)
Other liabilities	(47,024,000)	(52,111,000)
Total liabilities	(499,689,000)	(680,482,000)
Stockholders' equity:
Preferred stock	0	0
Common stock	(55,632,000)	(55,701,000)
Surplus	(14,057,711,000)	(14,077,929,000)
Accumulated deficit	7,421,469,000	7,665,161,000
Treasury stock	0	0
Accumulated other comprehensive (loss) income, net of tax	(70,750,000)	(44,857,000)
Total stockholders' equity	(6,762,624,000)	(6,513,326,000)
Total liabilities and stockholders' equity	(7,262,313,000)	(7,193,808,000)
Elimination | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	(219,975,000)	(441,967,000)
Other real estate	0	0
Elimination | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Other real estate	$ 0	$ 0

Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Loans	1,694,357	1,676,734	1,519,249
Money market investments	3,596	5,384	8,570
Investment securities	203,941	238,210	291,988
Trading account securities	35,607	27,918	35,190
Total interest income	1,937,501	1,948,246	1,854,997
INTEREST EXPENSE:
Deposits	269,487	350,881	501,262
Short-term borrowings	55,258	60,278	69,357
Long-term debt	180,764	242,222	183,125
Total interest expense	505,509	653,381	753,744
Net interest (expense) income	1,431,992	1,294,865	1,101,253
Provision for loan losses	575,720	1,011,880	1,405,807
Net interest (expense) income after provision for loan losses	856,272	282,985	(304,554)
Service charges on deposit accounts	184,940	195,803	213,493
Other service fees	239,720	377,504	394,187
Sale and valuation adjustments of investment securities	10,844	3,992	219,546
Trading account profit	5,897	16,404	39,740
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	30,891	15,874	(57)
Adjustments To Indemnity Reserves On Loans Sold	(33,068)	(72,013)	(40,211)
F D I C Loss Share Income	66,791	(25,751)	0
Fair value change in equity appreciation instrument	8,323	42,555	0
Gain on sale of processing and technology business	0	640,802	0
Other operating (loss) income	45,939	93,023	64,595
Total non-interest income	560,277	1,288,193	896,501
Operating expenses:
Personnel costs	453,370	514,198	533,263
Net occupancy expenses	102,319	116,203	111,035
Equipment expenses	43,840	85,851	101,530
Other taxes	51,885	50,608	52,605
Professional fees	194,942	166,105	111,287
Communications	27,115	38,905	46,264
Business promotion	55,067	46,671	38,872
FDIC deposit insurance	93,728	67,644	76,796
Loss on early extinguishment of debt	8,693	38,787	(78,300)
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	21,778	46,789	25,800
Other operating expenses	87,906	144,613	125,562
Amortization of intangibles	9,654	9,173	9,482
Total operating expenses	1,150,297	1,325,547	1,154,196
Income (loss) before income tax	266,252	245,631	(562,249)
Income tax (benefit) expense	114,927	108,230	(8,302)
(Loss) income before equity in earnings (losses) of subsidiaries	151,325	137,401	(553,947)
Equity in undistributed earnings (losses) of subsidiaries	0	0
Net (loss) income	151,325	137,401	(573,919)
Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net gain on sale of loans, including valuation adjustments on loans held-for-sale			5,151
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			0
Net (loss) income			(553,947)
Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			0
Net (loss) income			(19,972)
Popular, Inc. Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	20,000	168,100	160,625
Loans	8,913	7,627	9,148
Money market investments	8	55	109
Investment securities	16,224	23,579	37,120
Trading account securities	0	0	0
Total interest income	45,145	199,361	207,002
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	50	46	169
Long-term debt	94,565	111,763	74,811
Total interest expense	94,615	111,809	74,980
Net interest (expense) income	(49,470)	87,552	132,022
Provision for loan losses	0	0	0
Net interest (expense) income after provision for loan losses	(49,470)	87,552	132,022
Service charges on deposit accounts	0	0	0
Other service fees	0	0	0
Sale and valuation adjustments of investment securities	0	0	3,008
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business		640,802
Other operating (loss) income	23,145	3,282	692
Total non-interest income	23,145	644,084	3,700
Operating expenses:
Personnel costs	28,524	22,575	28,156
Net occupancy expenses	3,396	2,941	2,613
Equipment expenses	3,210	2,887	3,683
Other taxes	2,269	1,816	3,544
Professional fees	10,820	31,590	15,676
Communications	421	481	443
Business promotion	1,894	1,275	1,182
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	8,000	15,750	(26,439)
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	19	(33)
Other operating expenses	(49,468)	(27,661)	(48,246)
Amortization of intangibles	0	0	0
Total operating expenses	9,066	51,673	(19,421)
Income (loss) before income tax	(35,391)	679,963	155,143
Income tax (benefit) expense	2,786	80,444	(891)
(Loss) income before equity in earnings (losses) of subsidiaries	(38,177)	599,519	156,034
Equity in undistributed earnings (losses) of subsidiaries	189,502	(462,118)	(729,953)
Net (loss) income	151,325	137,401	(573,919)
Popular, Inc. Holding Co. | Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net gain on sale of loans, including valuation adjustments on loans held-for-sale			0
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(709,981)
Net (loss) income			(553,947)
Popular, Inc. Holding Co. | Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(19,972)
Net (loss) income			0
PIBI Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	7,500	7,500
Loans	16	19	0
Money market investments	93	252	1,306
Investment securities	55	31	70
Trading account securities	0	0	0
Total interest income	164	7,802	8,876
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	0	0	0
Long-term debt	0	0	0
Total interest expense	0	0	0
Net interest (expense) income	164	7,802	8,876
Provision for loan losses	0	0	0
Net interest (expense) income after provision for loan losses	164	7,802	8,876
Service charges on deposit accounts	0	0	0
Other service fees	0	0	0
Sale and valuation adjustments of investment securities	(87)	0	(10,934)
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business		0
Other operating (loss) income	33,543	21,807	16,558
Total non-interest income	33,456	21,807	5,624
Operating expenses:
Personnel costs	471	439	427
Net occupancy expenses	32	34	30
Equipment expenses	4	2	0
Other taxes	0	0	0
Professional fees	203	22	14
Communications	10	21	20
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	0	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	3,872	(399)	(400)
Amortization of intangibles	0	0	0
Total operating expenses	4,592	119	91
Income (loss) before income tax	29,028	29,490	14,409
Income tax (benefit) expense	4,888	3,243	26
(Loss) income before equity in earnings (losses) of subsidiaries	24,140	26,247	14,383
Equity in undistributed earnings (losses) of subsidiaries	(13,398)	(378,892)
Net (loss) income	10,742	(352,645)	(744,628)
PIBI Holding Co. | Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net gain on sale of loans, including valuation adjustments on loans held-for-sale			0
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(739,039)
Net (loss) income			(724,656)
PIBI Holding Co. | Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(19,972)
Net (loss) income			0
PNA Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0	20,000
Loans	0	0	44
Money market investments	4	2	2,156
Investment securities	322	322	703
Trading account securities	0	0	0
Total interest income	326	324	22,903
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	883	510	45
Long-term debt	31,438	30,586	58,581
Total interest expense	32,321	31,096	58,626
Net interest (expense) income	(31,995)	(30,772)	(35,723)
Provision for loan losses	0	0	0
Net interest (expense) income after provision for loan losses	(31,995)	(30,772)	(35,723)
Service charges on deposit accounts	0	0	0
Other service fees	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business		0
Other operating (loss) income	(499)	(3,980)	(1,184)
Total non-interest income	(499)	(3,980)	(1,184)
Operating expenses:
Personnel costs	0	0	0
Net occupancy expenses	3	3	3
Equipment expenses	0	0	4
Other taxes	0	0	0
Professional fees	11	11	(55)
Communications	10	14	23
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	0	(51,897)
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	443	432	238
Amortization of intangibles	0	0	0
Total operating expenses	467	460	(51,684)
Income (loss) before income tax	(32,961)	(35,212)	14,777
Income tax (benefit) expense	(955)	(296)	21,601
(Loss) income before equity in earnings (losses) of subsidiaries	(32,006)	(34,916)	(6,824)
Equity in undistributed earnings (losses) of subsidiaries	19,206	(338,246)
Net (loss) income	(12,800)	(373,162)	(762,101)
PNA Holding Co. | Segment, Continuing Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(735,305)
Net (loss) income			(742,129)
PNA Holding Co. | Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(19,972)
Net (loss) income			0
Other Subsidiaries [Member]
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0	0
Loans	1,692,390	1,675,477	1,518,431
Money market investments	3,646	5,383	8,573
Investment securities	200,224	235,521	281,887
Trading account securities	35,607	27,918	35,190
Total interest income	1,931,867	1,944,299	1,844,081
INTEREST EXPENSE:
Deposits	269,892	351,180	504,732
Short-term borrowings	59,230	65,550	77,548
Long-term debt	66,749	121,328	78,609
Total interest expense	395,871	538,058	660,889
Net interest (expense) income	1,535,996	1,406,241	1,183,192
Provision for loan losses	575,720	1,011,880	1,405,807
Net interest (expense) income after provision for loan losses	960,276	394,361	(222,615)
Service charges on deposit accounts	184,940	195,803	213,493
Other service fees	255,668	382,350	401,934
Sale and valuation adjustments of investment securities	10,931	3,992	229,530
Trading account profit	5,897	16,404	39,740
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	30,891	15,874	(57)
Adjustments To Indemnity Reserves On Loans Sold	(33,068)	(72,013)	(40,211)
F D I C Loss Share Income	66,791	(25,751)
Fair value change in equity appreciation instrument	8,323	42,555	0
Gain on sale of processing and technology business		0
Other operating (loss) income	41,522	90,546	52,778
Total non-interest income	571,895	649,760	902,415
Operating expenses:
Personnel costs	424,375	491,583	505,698
Net occupancy expenses	95,427	112,240	108,389
Equipment expenses	40,626	82,962	97,843
Other taxes	49,616	48,792	49,061
Professional fees	256,791	154,347	100,831
Communications	26,674	38,389	45,778
Business promotion	53,173	45,396	37,690
FDIC deposit insurance	93,728	67,644	76,796
Loss on early extinguishment of debt	693	23,037	1,959
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	21,778	46,770	25,833
Other operating expenses	135,337	173,990	175,678
Amortization of intangibles	9,654	9,173	9,482
Total operating expenses	1,207,872	1,294,323	1,235,038
Income (loss) before income tax	324,299	(250,202)	(555,238)
Income tax (benefit) expense	107,700	25,101	(29,729)
(Loss) income before equity in earnings (losses) of subsidiaries	216,599	(275,303)	(525,509)
Equity in undistributed earnings (losses) of subsidiaries	0	0
Net (loss) income	216,599	(275,303)	(545,481)
Other Subsidiaries [Member] | Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net gain on sale of loans, including valuation adjustments on loans held-for-sale			5,151
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			0
Net (loss) income			(525,509)
Other Subsidiaries [Member] | Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			0
Net (loss) income			(19,972)
Elimination
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	(20,000)	(175,600)	(188,125)
Loans	(6,962)	(6,389)	(8,374)
Money market investments	(155)	(308)	(3,574)
Investment securities	(12,884)	(21,243)	(27,792)
Trading account securities	0	0	0
Total interest income	(40,001)	(203,540)	(227,865)
INTEREST EXPENSE:
Deposits	(405)	(299)	(3,470)
Short-term borrowings	(4,905)	(5,828)	(8,405)
Long-term debt	(11,988)	(21,455)	(28,876)
Total interest expense	(17,298)	(27,582)	(40,751)
Net interest (expense) income	(22,703)	(175,958)	(187,114)
Provision for loan losses	0	0	0
Net interest (expense) income after provision for loan losses	(22,703)	(175,958)	(187,114)
Service charges on deposit accounts	0	0	0
Other service fees	(15,948)	(4,846)	(7,747)
Sale and valuation adjustments of investment securities	0	0	(2,058)
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business		0
Other operating (loss) income	(51,772)	(18,632)	(4,249)
Total non-interest income	(67,720)	(23,478)	(14,054)
Operating expenses:
Personnel costs	0	(399)	(1,018)
Net occupancy expenses	3,461	985	0
Equipment expenses	0	0	0
Other taxes	0	0	0
Professional fees	(72,883)	(19,865)	(5,179)
Communications	0	0	0
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	0	(1,923)
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	(2,278)	(1,749)	(1,708)
Amortization of intangibles	0	0	0
Total operating expenses	(71,700)	(21,028)	(9,828)
Income (loss) before income tax	(18,723)	(178,408)	(191,340)
Income tax (benefit) expense	508	(262)	691
(Loss) income before equity in earnings (losses) of subsidiaries	(19,231)	(178,146)	(192,031)
Equity in undistributed earnings (losses) of subsidiaries	(195,310)	1,179,256
Net (loss) income	(214,541)	1,001,110	2,052,210
Elimination | Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net gain on sale of loans, including valuation adjustments on loans held-for-sale			0
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			2,184,325
Net (loss) income			1,992,294
Elimination | Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			59,916
Net (loss) income			$ 0

Condensed Consolidating Statement of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 151,325	$ 137,401	$ (573,919)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries		0
Provision for loan losses	575,720	1,011,880	1,405,807
Amortization of intangibles	9,654	9,173	9,482
Depreciation and amortization of premises and equipment	46,446	58,861	64,451
Net (accretion of discounts) amortization of premiums and deferred fees	(113,046)	(254,879)	71,534
Impairment losses on net assets to be disposed of	4,255	0	0
Impaiment losses on long-lives assets	0	0	1,545
Fair value adjustments of mortgage servicing rights	37,061	22,859	32,960
Fair value change in equity appreciation instrument	(8,323)	(42,555)	0
FDIC loss share (income) expense	(66,791)	25,751	0
FDIC deposit insurance expense	93,728	67,644	76,796
Adjustments (expense) to indemnity reserves on loans sold	33,068	72,013	40,211
Losses (earnings) from investments under equity method	(33,769)	(9,863)	(17,695)
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option	0	0	(1,674)
Stock or Unit Option Plan Expense	0	0	202
Deferred income tax expense (benefit)	5,862	(12,127)	(86,682)
Deferred Income Tax Expense Benefit Continuing Discontinued Operations			(79,890)
Loss Gain [Abstract]
Disposition of premises and equipment	(5,526)	(1,812)	(412)
Early extinguishment of debt	693	1,171	(78,300)
Sale and valuation adjustments of investment securities	(10,844)	(3,992)	(219,546)
Sale of loans, including valuation adjustments on loans held-for-sale	(30,891)	(15,874)	57
Sale of equity method investment	(16,907)	0	0
Sale of processing and technology business, net of transaction costs	0	(616,186)	0
Acquisitions of loans held-for-sale	(346,004)	(307,629)	(354,472)
Proceeds from sale of loans held-for-sale	165,335	81,370	79,264
Net disbursements on loans held-for-sale	(793,094)	(735,095)	(1,129,554)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,143,029	721,398	1,542,470
Accrued income receivable	25,449	11,315	30,601
Other assets	22,329	(3,559)	(259,756)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(12,471)	(29,562)	(47,695)
Pension and other postretirement benefit obligations	(111,288)	(11,060)	19,599
Other liabilities	(88,327)	(13,484)	16,837
Total adjustments	525,348	25,758	1,202,822
Net cash (used in) provided by operating activities	676,673	163,159	628,903
Cash flows from investing activities:
Change In Money Market Investments	(396,879)	119,741	(208,143)
Purchases of investment securities:
Available-for-sale	(1,357,080)	(764,042)	(4,193,290)
Held-to-maturity	(74,538)	(97,188)	(59,562)
Other	(172,775)	(64,591)	(38,913)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,360,386	1,865,879	1,631,607
Held-to-maturity	67,236	188,129	141,566
Other	154,114	123,836	75,101
Proceeds from sale of investment securities available for sale	262,443	397,086	3,825,313
Proceeds from sale of other investment securities	5,094	0	52,294
Net repayments on loans	1,136,058	1,539,246	1,053,747
Proceeds from sale of loans	293,109	34,011	328,170
Acquisition of loan portfolios	(1,131,388)	(256,406)	(72,675)
Payments Received From F D I C Sharing Agreements	561,111	0	0
Cash received from acquisitions	(855)	261,311	0
Net proceeds from sale of equity method investments	31,503	0	0
Net proceeds from sale of processing and technology business	0	642,322	0
Capital Contribution Subsidiaries		0
Mortgage servicing rights purchased	(1,732)	(1,041)	(1,364)
Acquisition of premises and equipment	(50,043)	(66,855)	(69,640)
Proceeds from sale of: [Abstract]
Premises and equipment	14,939	14,460	40,243
Foreclosed assets	198,490	141,236	149,947
Net cash (used in) provided by investing activities	899,193	4,077,134	2,654,401
Net Increase Decrease In [Abstract]
Deposits	1,179,943	(1,553,486)	(1,625,598)
Federal funds purchased and assets sold under agreements to repurchase	(271,453)	(220,240)	(918,818)
Other short-term borrowings	(68,022)	356,896	2,392
Payments of notes payable	(2,769,477)	(4,260,578)	(813,077)
Proceeds from issuance of notes payable	432,568	111,101	60,675
Proceeds from issuance of common stock	7,690	153	0
Net proceeds from issuance of depository shares	0	1,101,773	0
Dividends paid to parent company		0	0
Dividends paid	(3,723)	(310)	(71,438)
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities	0	0	(25,080)
Treasury stock acquired	(483)	(559)	(17)
Return of capital		0	0
Capital contribution from parent		0	0
Net cash (used in) provided by financing activities	(1,492,957)	(4,465,250)	(3,390,961)
Net (decrease) increase in cash and due from banks	82,909	(224,957)	(107,657)
Cash and due from banks at beginning of period	452,373	677,330	784,987
Cash and due from banks at end of period	535,282	452,373	677,330
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net income (loss)	151,325	137,401	(573,919)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(189,502)	462,118	729,953
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	750	785	1,573
Net (accretion of discounts) amortization of premiums and deferred fees	25,042	21,282	7,100
Impairment losses on net assets to be disposed of	0	0
Impaiment losses on long-lives assets			0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
FDIC deposit insurance expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(14,186)	(3,402)	(692)
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option			0
Stock or Unit Option Plan Expense			91
Deferred income tax expense (benefit)	13,965	8,831	(1,850)
Loss Gain [Abstract]
Disposition of premises and equipment	7	2	3,006
Early extinguishment of debt	0	0	(26,439)
Sale and valuation adjustments of investment securities	0	0	(3,008)
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment	(5,493)
Sale of processing and technology business, net of transaction costs		(616,186)	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	(2)	(1,390)	913
Other assets	6,808	7,866	17,282
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(3,467)	(528)	6,455
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(84,434)	42,578	(1,797)
Total adjustments	(250,512)	(78,044)	732,587
Net cash (used in) provided by operating activities	(99,187)	59,357	158,668
Cash flows from investing activities:
Change In Money Market Investments	(42,237)	49	89,643
Purchases of investment securities:
Available-for-sale	0	(35,000)	(249,603)
Held-to-maturity	(37,093)	(52,796)	(51,539)
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	14,226
Held-to-maturity	62,980	297,747	27,318
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	426,666
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	226,415	(366,450)	717,578
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Payments Received From F D I C Sharing Agreements	0
Cash received from acquisitions	0	0	0
Net proceeds from sale of equity method investments	(10,690)
Net proceeds from sale of processing and technology business		617,976	0
Capital Contribution Subsidiaries	0	(1,345,000)	(940,000)
Transfer os shares of a subsidiary	0	0	(42,971)
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	(594)	(890)	(310)
Proceeds from sale of: [Abstract]
Premises and equipment	135	183	14,943
Foreclosed assets	0	74	47
Net cash (used in) provided by investing activities	198,916	(884,107)	5,998
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	(44,471)
Other short-term borrowings	0	(24,225)	(18,544)
Prepayment penalties paid on cancellation of debt		0	0
Payments of notes payable	(100,000)	(250,000)	0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock	7,690	153	0
Net proceeds from issuance of depository shares	0	1,100,155	0
Dividends paid to parent company	0	0	0
Dividends paid	(3,723)	(310)	(71,438)
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			(29,024)
Treasury stock acquired	(483)	(559)	(17)
Return of capital	1,514	0	0
Capital contribution from parent	0	0	0
Net cash (used in) provided by financing activities	(95,002)	825,214	(163,494)
Net (decrease) increase in cash and due from banks	4,727	464	1,172
Cash and due from banks at beginning of period	1,638	1,174	2
Cash and due from banks at end of period	6,365	1,638	1,174
PIBI Holding Co.
Cash flows from operating activities:
Net income (loss)	10,742	(352,645)	(744,628)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	13,398	378,892	759,011
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	0	0	0
Net (accretion of discounts) amortization of premiums and deferred fees	0	0	0
Impairment losses on net assets to be disposed of	4,255	0
Impaiment losses on long-lives assets			0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
FDIC deposit insurance expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(20,083)	(21,807)	(16,558)
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option			0
Stock or Unit Option Plan Expense			0
Deferred income tax expense (benefit)	3,735	0	0
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Early extinguishment of debt	0	0	0
Sale and valuation adjustments of investment securities	87	0	10,934
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment	(11,414)
Sale of processing and technology business, net of transaction costs		0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	(17)	94	347
Other assets	10,666	6,689	6,712
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	0	0	0
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(7,524)	3,882	(77)
Total adjustments	(6,897)	367,750	760,369
Net cash (used in) provided by operating activities	3,845	15,105	15,741
Cash flows from investing activities:
Change In Money Market Investments	(7,944)	48,632	(15,530)
Purchases of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	(1,000)	0	0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	1,000	250	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	193	231	0
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Payments Received From F D I C Sharing Agreements	0
Cash received from acquisitions	0	0	0
Net proceeds from sale of equity method investments	42,193
Net proceeds from sale of processing and technology business		0	0
Capital Contribution Subsidiaries	(37,000)	(745,000)	(940,000)
Transfer os shares of a subsidiary			0
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	(2,558)	(695,887)	(955,530)
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0	0	0
Prepayment penalties paid on cancellation of debt		0	0
Payments of notes payable	0	0	0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares	0	0	0
Dividends paid to parent company	0	(63,900)	0
Dividends paid	0	0	0
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			0
Treasury stock acquired	0	0	0
Return of capital	(1,514)		0
Capital contribution from parent	0	745,000	940,000
Net cash (used in) provided by financing activities	(1,514)	681,100	940,000
Net (decrease) increase in cash and due from banks	(227)	318	211
Cash and due from banks at beginning of period	618	300	89
Cash and due from banks at end of period	391	618	300
PNA Holding Co.
Cash flows from operating activities:
Net income (loss)	(12,800)	(373,162)	(762,101)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(19,206)	338,246	755,277
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	3	3	3
Net (accretion of discounts) amortization of premiums and deferred fees	176	275	493
Impairment losses on net assets to be disposed of	0	0
Impaiment losses on long-lives assets			0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
FDIC deposit insurance expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	500	3,981	1,184
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option			0
Stock or Unit Option Plan Expense			0
Deferred income tax expense (benefit)	(932)	0	(2,601)
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Early extinguishment of debt	0	0	(51,898)
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment	0
Sale of processing and technology business, net of transaction costs		0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	0	20	1,728
Other assets	2,316	2,077	1,020
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(56)	81	(11,605)
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(2,354)	1,540	3,796
Total adjustments	(19,553)	346,223	697,397
Net cash (used in) provided by operating activities	(32,353)	(26,939)	(64,704)
Cash flows from investing activities:
Change In Money Market Investments	(291)	(23)	450,008
Purchases of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	0	0	12,800
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Payments Received From F D I C Sharing Agreements	0
Cash received from acquisitions	0	0	0
Net proceeds from sale of equity method investments	0
Net proceeds from sale of processing and technology business		0	0
Capital Contribution Subsidiaries	0	(745,000)	(590,000)
Transfer os shares of a subsidiary			42,971
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	(291)	(745,023)	(84,221)
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	(2,000)	31,800	200
Prepayment penalties paid on cancellation of debt		0	0
Payments of notes payable	(3,000)	(4,000)	(798,880)
Proceeds from issuance of notes payable	0	0	675
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares	0	0	0
Dividends paid to parent company	0	0	0
Dividends paid	0	0	0
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			0
Treasury stock acquired	0	0	0
Return of capital	0	0	0
Capital contribution from parent	37,000	745,000	940,000
Net cash (used in) provided by financing activities	32,000	772,800	141,995
Net (decrease) increase in cash and due from banks	(644)	838	(6,930)
Cash and due from banks at beginning of period	1,576	738	7,668
Cash and due from banks at end of period	932	1,576	738
Other Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	216,599	(275,303)	(545,481)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	575,720	1,011,880	1,405,807
Amortization of intangibles	9,654	9,173	9,482
Depreciation and amortization of premises and equipment	45,693	58,073	62,875
Net (accretion of discounts) amortization of premiums and deferred fees	(137,614)	(275,786)	64,212
Impairment losses on net assets to be disposed of	0	0
Impaiment losses on long-lives assets			1,545
Fair value adjustments of mortgage servicing rights	37,061	22,859	32,960
Fair value change in equity appreciation instrument	(8,323)	(42,555)	0
FDIC loss share (income) expense	(66,791)	25,751	0
FDIC deposit insurance expense	93,728	67,644	76,796
Adjustments (expense) to indemnity reserves on loans sold	33,068	72,013	40,211
Losses (earnings) from investments under equity method	0	(2,354)	90
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option			(1,674)
Stock or Unit Option Plan Expense			111
Deferred income tax expense (benefit)	(11,414)	(23,392)	(100,308)
Loss Gain [Abstract]
Disposition of premises and equipment	(5,533)	(1,814)	(3,418)
Early extinguishment of debt	693	1,171	1,959
Sale and valuation adjustments of investment securities	(10,931)	(3,992)	(229,530)
Sale of loans, including valuation adjustments on loans held-for-sale	(30,891)	(15,874)	57
Sale of equity method investment	0
Sale of processing and technology business, net of transaction costs		0	0
Acquisitions of loans held-for-sale	(346,004)	(307,629)	(354,472)
Proceeds from sale of loans held-for-sale	165,335	81,370	79,264
Net disbursements on loans held-for-sale	(793,094)	(735,095)	(1,129,554)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,143,029	721,398	1,542,470
Accrued income receivable	25,276	12,650	29,553
Other assets	(3,993)	24,368	(271,464)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(8,968)	(29,201)	(44,485)
Pension and other postretirement benefit obligations	(111,288)	(11,060)	19,599
Other liabilities	3,342	(64,861)	24,623
Total adjustments	597,755	594,737	1,256,709
Net cash (used in) provided by operating activities	814,354	319,434	711,228
Cash flows from investing activities:
Change In Money Market Investments	(378,659)	119,710	(208,181)
Purchases of investment securities:
Available-for-sale	(1,357,080)	(746,192)	(4,135,171)
Held-to-maturity	(36,445)	(44,392)	(8,023)
Other	(172,775)	(64,591)	(38,913)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,360,386	1,865,879	1,617,381
Held-to-maturity	3,256	135,132	114,248
Other	154,114	123,836	75,101
Proceeds from sale of investment securities available for sale	262,443	397,086	3,590,131
Proceeds from sale of other investment securities	5,094	0	52,294
Net repayments on loans	1,130,157	1,591,839	1,065,164
Proceeds from sale of loans	293,109	34,011	328,170
Acquisition of loan portfolios	(1,131,388)	(256,406)	(72,675)
Payments Received From F D I C Sharing Agreements	561,111
Cash received from acquisitions	(855)	261,311	0
Net proceeds from sale of equity method investments	0
Net proceeds from sale of processing and technology business		24,346	0
Capital Contribution Subsidiaries	0	0	0
Transfer os shares of a subsidiary			0
Mortgage servicing rights purchased	(1,732)	(1,041)	(1,364)
Acquisition of premises and equipment	(49,449)	(65,965)	(69,330)
Proceeds from sale of: [Abstract]
Premises and equipment	14,804	14,277	25,300
Foreclosed assets	198,490	141,162	149,900
Net cash (used in) provided by investing activities	854,581	3,530,002	2,484,032
Net Increase Decrease In [Abstract]
Deposits	1,199,762	(1,582,367)	(2,058,240)
Federal funds purchased and assets sold under agreements to repurchase	(247,393)	(220,240)	(964,027)
Other short-term borrowings	(284,322)	636,696	(721,059)
Prepayment penalties paid on cancellation of debt		0	0
Payments of notes payable	(2,666,477)	(4,253,578)	(14,197)
Proceeds from issuance of notes payable	432,568	110,870	60,000
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares	0	0	0
Dividends paid to parent company	(20,000)	(111,700)	(188,125)
Dividends paid	0	0	0
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			0
Treasury stock acquired	0	0	0
Return of capital	0	0	0
Capital contribution from parent	0	1,345,000	590,000
Net cash (used in) provided by financing activities	(1,585,862)	(4,075,319)	(3,295,648)
Net (decrease) increase in cash and due from banks	83,073	(225,883)	(100,388)
Cash and due from banks at beginning of period	451,723	677,606	777,994
Cash and due from banks at end of period	534,796	451,723	677,606
Elimination
Cash flows from operating activities:
Net income (loss)	(214,541)	1,001,110	2,052,210
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	195,310	(1,179,256)	(2,244,241)
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	0	0	0
Net (accretion of discounts) amortization of premiums and deferred fees	(650)	(650)	(271)
Impairment losses on net assets to be disposed of	0	0
Impaiment losses on long-lives assets			0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
FDIC deposit insurance expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	0	13,719	(1,719)
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option			0
Stock or Unit Option Plan Expense			0
Deferred income tax expense (benefit)	508	2,434	24,869
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Early extinguishment of debt	0	0	(1,922)
Sale and valuation adjustments of investment securities	0	0	2,058
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment	0
Sale of processing and technology business, net of transaction costs		0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	192	(59)	(1,940)
Other assets	6,532	(44,559)	(13,306)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	20	86	1,940
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	2,643	3,377	(9,708)
Total adjustments	204,555	(1,204,908)	(2,244,240)
Net cash (used in) provided by operating activities	(9,986)	(203,798)	(192,030)
Cash flows from investing activities:
Change In Money Market Investments	32,252	(48,627)	(524,083)
Purchases of investment securities:
Available-for-sale	0	17,150	191,484
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	(245,000)	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	(191,484)
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	(220,707)	313,626	(741,795)
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Payments Received From F D I C Sharing Agreements	0
Cash received from acquisitions	0	0	0
Net proceeds from sale of equity method investments	0
Net proceeds from sale of processing and technology business		0	0
Capital Contribution Subsidiaries	37,000	2,835,000	2,470,000
Transfer os shares of a subsidiary			0
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	(151,455)	2,872,149	1,204,122
Net Increase Decrease In [Abstract]
Deposits	(19,819)	28,881	432,642
Federal funds purchased and assets sold under agreements to repurchase	(24,060)	0	89,680
Other short-term borrowings	218,300	(287,375)	741,795
Prepayment penalties paid on cancellation of debt		0	0
Payments of notes payable	0	247,000	0
Proceeds from issuance of notes payable	0	231	0
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares	0	1,618	0
Dividends paid to parent company	20,000	175,600	188,125
Dividends paid	0	0	0
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			3,944
Treasury stock acquired	0	0	0
Return of capital	0	0	0
Capital contribution from parent	(37,000)	(2,835,000)	(2,470,000)
Net cash (used in) provided by financing activities	157,421	(2,669,045)	(1,013,814)
Net (decrease) increase in cash and due from banks	(4,020)	(694)	(1,722)
Cash and due from banks at beginning of period	(3,182)	(2,488)	(766)
Cash and due from banks at end of period	$ (7,202)	$ (3,182)	$ (2,488)